UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2008

Date of reporting period:         March 31, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Semi-Annual Report
[GRAPHIC OMITTED]
                          March 31, 2008

--------------------------------------------------------------------------------

                          WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                          o  WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

                          o  WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

                          o  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ..................................................     2

PERFORMANCE HIGHLIGHTS
Emerging Markets Equity Fund ............................................     4
International Core Fund .................................................     6
International Equity Fund ...............................................     8

FUND EXPENSES ...........................................................    10

PORTFOLIO OF INVESTMENTS
Emerging Markets Equity Fund ............................................    12
International Core Fund .................................................    17
International Equity Fund ...............................................    21

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................    29
Statements of Operations ................................................    30
Statements of Changes in Net Assets .....................................    32
Financial Highlights ....................................................    36

NOTES TO FINANCIAL STATEMENTS ...........................................    40

OTHER INFORMATION .......................................................    48

LIST OF ABBREVIATIONS ...................................................    54

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $156 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2008.

EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                         Equity Value Fund                                  Opportunity Fund
C&B Large Cap Value Fund                  Growth and Income Fund                             Overseas Fund
C&B Mid Cap Value Fund                    Growth Fund                                        Small Cap Disciplined Fund
Capital Growth Fund                       Growth Equity Fund                                 Small Cap Growth Fund
Common Stock Fund                         Index Fund                                         Small Cap Opportunities Fund
Discovery Fund                            International Core Fund                            Small Cap Value Fund
Diversified Equity Fund                   International Equity Fund                          Small Company Growth Fund
Diversified Small Cap Fund                International Value Fund                           Small Company Value Fund
Emerging Growth Fund                      Large Cap Appreciation Fund                        Small/Mid Cap Value Fund
Emerging Markets Equity Fund              Large Cap Growth Fund                              Specialized Financial Services Fund
Endeavor Large Cap Fund                   Large Company Core Fund                            Specialized Technology Fund
Endeavor Select Fund                      Large Company Growth Fund                          Strategic Small Cap Value Fund
Enterprise Fund                           Large Company Value Fund                           U.S. Value Fund
Equity Income Fund                        Mid Cap Disciplined Fund                           Value Fund
Equity Index Fund                         Mid Cap Growth Fund

BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund     Intermediate Government Income Fund 1              Stable Income Fund
California Tax-Free Fund                  Intermediate Tax-Free Fund                         Strategic Income Fund
Colorado Tax-Free Fund                    Minnesota Tax-Free Fund                            Total Return Bond Fund
Corporate Bond Fund                       Municipal Bond Fund                                Ultra Short-Term Income Fund
Diversified Bond Fund                     National Limited-Term Tax-Free Fund                Ultra Short-Term Municipal Income Fund
Government Securities Fund 1              National Tax-Free Fund                             Ultra-Short Duration Bond Fund
High Income Fund                          Short Duration Government Bond Fund 1              Wisconsin Tax-Free Fund
High Yield Bond Fund                      Short-Term Bond Fund
Income Plus Fund                          Short-Term High Yield Bond Fund
Inflation-Protected Bond Fund             Short-Term Municipal Bond Fund

ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund                WealthBuilder Conservative Allocation Portfolio    Target 2020 Fund 2
Asset Allocation Fund                     WealthBuilder Equity Portfolio                     Target 2025 Fund 2
Balanced Fund                             WealthBuilder Growth Allocation Portfolio          Target 2030 Fund 2
Conservative Allocation Fund              WealthBuilder Growth Balanced Portfolio            Target 2035 Fund 2
Growth Balanced Fund                      WealthBuilder Moderate Balanced Portfolio          Target 2040 Fund 2
Moderate Balanced Fund                    WealthBuilder Tactical Equity Portfolio            Target 2045 Fund 2
Life Stage-Aggressive Portfolio           Target Today Fund 2                                Target 2050 Fund 2
Life Stage-Conservative Portfolio         Target 2010 Fund 2
Life Stage-Moderate Portfolio             Target 2015 Fund 2

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1         Heritage Money Market Fund                         National Tax-Free Money Market Fund
California Tax-Free Money Market Fund     Minnesota Money Market Fund                        National Tax-Free Money Market Trust
California Tax-Free Money Market Trust    Money Market Fund                                  Overland Express Sweep Fund
Cash Investment Money Market Fund         Money Market Trust                                 Prime Investment Money Market Fund
Government Money Market Fund 1            Municipal Money Market Fund                        Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
------------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                  VT International Core Fund                         VT Opportunity Fund
VT C&B Large Cap Value Fund               VT Large Company Core Fund                         VT Small Cap Growth Fund
VT Discovery Fund                         VT Large Company Growth Fund                       VT Small/Mid Cap Value Fund
VT Equity Income Fund                     VT Money Market Fund                               VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the Wells Fargo Advantage Dow Jones Target Date Funds(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage International Stock Funds         Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

        THE MSCI EAFE INDEX WAS DOWN 10.50% FOR THE PERIOD IN U.S. DOLLAR TERMS.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE INTERNATIONAL FUNDS that covers the six-month period that ended March 31, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

The real estate crisis that originated in the United States affected global markets through mortgage-related assets. The crisis began when falling prices of new and existing homes affected subprime borrowers who struggled to make their mortgage payments when easy access to credit all but disappeared. The price correction in the market value of homes prevented some speculators from paying off their full mortgage balances by selling their homes. Others without an eye toward speculation found it difficult to refinance their mortgages due to the decline in property values. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, underscored some of the more significant risks within the market.

CENTRAL BANKS RESPONDED IN VARIOUS WAYS

Central banks were pressured on many sides. Credit-related problems led to reduced bank lending and dampened consumer sentiment, posing a threat to economic growth. At the same time, though, rising prices for food and energy put upward pressure on inflation. The Bank of England followed a path similar to that of the Federal Reserve Board, cutting its key lending rate twice during the period, taking it from 5.75% to 5.25%. By contrast, the European Central Bank refused to cut its key lending rate, warning against a replay of 1970s-style inflation if central banks cut interest rates in the face of rising inflation.

INVESTORS SOUGHT RELATIVE SAFETY IN GOVERNMENT BONDS

During the six-month period, government bonds generally outperformed corporate bonds. Mortgage-related securities declined on continued housing-related turmoil. Corporate and high-yield bonds trailed as investors worried about the effect of a slowing economy on future default rates.

THE STOCK MARKET STRUGGLED IN MOST AREAS

Most international markets posted negative returns on twin fears of inflation and recession; however, the U.S. dollar's decline partially offset these losses for U.S.-based investors. The MSCI EAFE Index 1 was down 10.50% for the period in U.S.

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Letter to Shareholders         Wells Fargo Advantage International Stock Funds 3


dollar terms. By contrast, the S&P 500 Index 2 declined 12.46% for the six-month period. Emerging markets held up better than developing markets, largely because of strength in Latin America. Major European markets posted stronger returns in the final months of 2007 than they did in the beginning months of 2008. The Japanese stock market was weak throughout the period.

PLANNING AHEAD

The continued uncertainty surrounding the housing market, credit availability, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and consistent methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

THE S&P 500 INDEX DECLINED 12.46% FOR THE SIX-MONTH PERIOD.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2 The S&P 500 Financial Index is a market-capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. You cannot invest directly in an index.

4 Wells Fargo Advantage International Stock Funds         Performance Highlights


WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (the fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Anthony L.T. Cragg
Alison Shimada

FUND INCEPTION

December 31, 1997

--------------------------------------------------------------------------------
COUNTRY ALLOCATION 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe                                                          (3%)
Scandinavia                                                                 (1%)
Latin America                                                              (26%)
Mideast /Africa                                                            (11%)
Russia                                                                     (14%)
Eastern Asia                                                               (26%)
Southeast Asia                                                             (10%)
Australia                                                                   (4%)
Canada                                                                      (2%)
India                                                                       (3%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Gazprom ADR                                                                5.40%
--------------------------------------------------------------------------------
Compania de Minas Buenaventura SA ADR                                      3.88%
--------------------------------------------------------------------------------
Samsung Electronics Company Limited                                        3.42%
--------------------------------------------------------------------------------
Sino Gold Mining Limited                                                   3.08%
--------------------------------------------------------------------------------
Petroleo Brasileiro SA ADR                                                 3.03%
--------------------------------------------------------------------------------
Global Bio-Chem Technology                                                 2.99%
--------------------------------------------------------------------------------
Empresas ICA Sociedad Controladora SA de CV                                2.73%
--------------------------------------------------------------------------------
Industria Penoles SA de CV                                                 2.49%
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce Preferreda                                      2.45%
--------------------------------------------------------------------------------
Anhangera Educacional Participacoes SA                                     2.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Country allocation is subject to change. Cash and cash equivalents are not reflected in the calculations of country allocation.

2 The ten largest equity holdings are calculated based on the market value of the securities divided by the total market value of the portfolio. Holdings are subject to change and may have changed since the date specified.

Performance Highlights         Wells Fargo Advantage International Stock Funds 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

-------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge             Excluding Sales Charge         Expense Ratio
EMERGING MARKETS EQUITY FUND      6 Months* 1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 4   Net 5
-------------------------------------------------------------------------------------------------------------------------
Class A (MFFAX)                    (12.49)   10.65   28.83   14.41     (7.15)    17.40   30.36   15.09    2.05%    1.90%
-------------------------------------------------------------------------------------------------------------------------
Class B (MFFBX)**                  (12.52)   11.51   29.31   14.60     (7.52)    16.51   29.46   14.60    2.80%    2.65%
-------------------------------------------------------------------------------------------------------------------------
Class C (MFFCX)                     (8.50)   15.52   29.41   14.08     (7.50)    16.52   29.41   14.08    2.80%    2.65%
-------------------------------------------------------------------------------------------------------------------------
Administrator Class (MNEFX)                                            (7.01)    17.77   30.77   15.46    1.87%    1.60%
-------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   MSCI Emerging Markets Index 6                                       (7.67)    21.65   35.95   12.53
-------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE, WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to regional risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of 25 emerging market country indices. You cannot invest directly in an Index.

6 Wells Fargo Advantage International Stock Funds         Performance Highlights


WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (the fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

New Star Institutional Managers Limited

PORTFOLIO MANAGERS

Mark Beale
Brian Coffey
Richard Lewis

FUND INCEPTION

September 28, 2001

--------------------------------------------------------------------------------
COUNTRY ALLOCATION 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                                                   (7%)
Continental Europe                                                         (44%)
Scandinavia                                                                 (4%)
Eastern Asia                                                                (5%)
Japan                                                                      (20%)
Russia                                                                      (2%)
Southeast Asia                                                              (2%)
United Kingdom                                                             (16%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Rio Tinto Limited                                                          2.27%
--------------------------------------------------------------------------------
ING Groep                                                                  2.25%
--------------------------------------------------------------------------------
Unilever NV                                                                2.11%
--------------------------------------------------------------------------------
Roche Holding AG                                                           1.95%
--------------------------------------------------------------------------------
Telefonica SA                                                              1.87%
--------------------------------------------------------------------------------
Nokia Oyj                                                                  1.82%
--------------------------------------------------------------------------------
Total SA                                                                   1.71%
--------------------------------------------------------------------------------
E.ON AG                                                                    1.61%
--------------------------------------------------------------------------------
Alstom                                                                     1.53%
--------------------------------------------------------------------------------
Credit Suisse Group                                                        1.49%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Country allocation is subject to change. Cash and cash equivalents are not reflected in the calculations of country allocation.

2 The ten largest equity holdings are calculated based on the market value of the securities divided by the total market value of the portfolio. Holdings are subject to change and may have changed since the date specified.

Performance Highlights         Wells Fargo Advantage International Stock Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

------------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge                   Excluding Sales Charge           Expense Ratio
INTERNATIONAL CORE FUND      6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 4  Net 5
------------------------------------------------------------------------------------------------------------------------------
Class A (WFIAX)               (17.69)   (9.19)   15.41      8.60       (12.66)   (3.67)   16.79       9.59      2.79%   1.50%
------------------------------------------------------------------------------------------------------------------------------
Class B (WFIBX)**             (18.03)   (9.38)   16.08      9.20       (13.03)   (4.38)   16.30       9.20      3.54%   2.25%
------------------------------------------------------------------------------------------------------------------------------
Class C (WFICX)               (13.96)   (5.36)   16.35      9.23       (12.96)   (4.36)   16.35       9.23      3.54%   2.25%
------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFIDX)                                            (12.52)   (3.40)   16.94       9.70      2.67%   1.25%
------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   MSCI EAFE(R) Index 6                                                (10.50)   (2.70)   21.40      12.69
------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE, WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor International Core Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index(SM) an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

8 Wells Fargo Advantage International Stock Funds         Performance Highlights


WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (the fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Artisan Partners Limited Partnership
LSV Asset Management
New Star Institutional Managers Limited

PORTFOLIO MANAGERS

Mark Beale
Brian Coffey
Josef Lakonishok
Richard Lewis
Puneet Mansharamani, CFA
Menno Vermeulen, CFA
Mark L. Yockey, CFA

FUND INCEPTION

September 24, 1997

--------------------------------------------------------------------------------
COUNTRY ALLOCATION 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                                                   (4%)
Continental Europe                                                         (45%)
Scandinavia                                                                 (8%)
Russia                                                                      (3%)
Japan                                                                      (16%)
United Kingdom                                                             (15%)
Canada                                                                      (1%)
Eastern Asia                                                                (7%)
Southeast Asia                                                              (1%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Roche Holding AG                                                           1.84%
--------------------------------------------------------------------------------
Telefonica SA                                                              1.65%
--------------------------------------------------------------------------------
DaimlerChrysler AG                                                         1.55%
--------------------------------------------------------------------------------
ING Groep NV                                                               1.33%
--------------------------------------------------------------------------------
Bayer AG                                                                   1.30%
--------------------------------------------------------------------------------
Nestle SA                                                                  1.16%
--------------------------------------------------------------------------------
Lukoil ADR                                                                 1.16%
--------------------------------------------------------------------------------
ASML Holding NV                                                            1.12%
--------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton SA                                        1.06%
--------------------------------------------------------------------------------
ENI SpA                                                                    1.02%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Country allocation is subject to change. Cash and cash equivalents are not reflected in the calculations of country allocation.

2 The ten largest equity holdings are calculated based on the market value of the securities divided by the total market value of the portfolio. Holdings are subject to change and may have changed since the date specified.

Performance Highlights         Wells Fargo Advantage International Stock Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

---------------------------------------------------------------------------------------------------------------------
                                    Including Sales Charge              Excluding Sales Charge         Expense Ratio
INTERNATIONAL EQUITY FUND    6 Months*   1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 4  Net 5
---------------------------------------------------------------------------------------------------------------------
Class A (SILAX)               (17.19)   (10.52)   15.65    4.51    (12.13)   (5.07)   17.03    5.13    1.70%   1.50%
---------------------------------------------------------------------------------------------------------------------
Class B (SILBX)**             (17.46)   (10.80)   15.87    4.34    (12.46)   (5.80)   16.09    4.34    2.45%   2.25%
---------------------------------------------------------------------------------------------------------------------
Class C (WFECX)               (13.46)    (6.83)   16.09    4.33    (12.46)   (5.83)   16.09    4.33    2.45%   2.25%
---------------------------------------------------------------------------------------------------------------------
Administrator Class (WFIEX)                                        (12.04)   (4.87)   17.27    5.34    1.52%   1.25%
---------------------------------------------------------------------------------------------------------------------
Institutional Class (WFISX)                                        (11.95)   (4.67)   17.35    5.38    1.25%   1.05%
---------------------------------------------------------------------------------------------------------------------
BENCHMARK
   MSCI EAFE(R) Index 6                                            (10.50)   (2.70)   21.40    6.18
---------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE, WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown for the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Administrator Class shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Administrator Class shares and Institutional Class shares are invested in the same portfolio and their annual returns differ only to the extent that they do not have the same expenses.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE")(SM) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

10 Wells Fargo Advantage International Stock Funds                 Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                              Beginning         Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND            10-01-2007      03-31-2008      Period 1    Expense Ratio
------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                     $1,000.00       $  928.50        $ 9.16         1.90%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,015.50        $ 9.57         1.90%
------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                     $1,000.00       $  924.80        $12.75         2.65%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,011.75        $13.33         2.65%
------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                     $1,000.00       $  925.00        $12.75         2.65%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,011.75        $13.33         2.65%
------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  929.90        $ 7.72         1.60%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,017.00        $ 8.07         1.60%
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                     $1,000.00       $  873.40        $ 7.03         1.50%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,017.50        $ 7.57         1.50%
------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                     $1,000.00       $  869.70        $10.52         2.25%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,013.75        $11.33         2.25%
------------------------------------------------------------------------------------------------------------------------

Fund Expenses                 Wells Fargo Advantage International Stock Funds 11


------------------------------------------------------------------------------------------------------------------------
                                                              Beginning         Ending        Expenses
                                                            Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (continued)     10-01-2007      03-31-2008      Period 1    Expense Ratio
------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                     $1,000.00       $  870.40        $10.52         2.25%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,013.75        $11.33         2.25%
------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  874.80        $ 5.86         1.25%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,018.75        $ 6.31         1.25%
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                     $1,000.00       $  878.70        $ 7.05         1.50%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,017.50        $ 7.57         1.50%
------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                     $1,000.00       $  875.40        $10.55         2.25%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,013.75        $11.33         2.25%
------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                     $1,000.00       $  875.40        $10.55         2.25%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,013.75        $11.33         2.25%
------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  879.60        $ 5.87         1.25%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,018.75        $ 6.31         1.25%
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                     $1,000.00       $  880.50        $ 4.94         1.05%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,019.75        $ 5.30         1.05%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

12 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 86.26%

AUSTRALIA: 3.81%
        885,000    SINO GOLD MINING LIMITED (COAL MINING)+                                                          $     6,041,754
        470,000    STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   2,633,040

                                                                                                                          8,674,794
                                                                                                                    ---------------
AUSTRIA: 0.85%
        115,000    CAT OIL AG (OIL & GAS EXTRACTION)+                                                                     1,944,475
                                                                                                                    ---------------
BERMUDA: 0.54%
         17,000    CREDICORP LIMITED (DEPOSITORY INSTITUTIONS)                                                            1,219,580
                                                                                                                    ---------------
BRAZIL: 10.74%
        345,900    ANHANGERA EDUCACIONAL PARTICIPACOES SA (EDUCATIONAL SERVICES)+                                         4,731,065
        165,000    COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)<<                         2,976,600
         49,400    COMPANHIA SIDERURGICA NACIONAL SA ADR (PRIMARY METAL INDUSTRIES)<<                                     1,777,906
        122,000    CYRELA BRAZIL REALTY SA (REAL ESTATE)                                                                  1,581,752
      3,566,000    ELETROPAULO METROPOLITANA ELETRICIDADE DE SAO PAULO SA (BUSINESS SERVICES)+                              279,638
        140,000    FERTILIZANTES HERINGER SA (AGRICULTURAL SERVICES)+                                                     1,484,014
        262,000    MARFRIG FRIGORIFICOS E COMERCIO DE ALIMENTOS SA (BUSINESS SERVICES)+                                   2,672,708
         53,200    MRV ENGENHARIA E PARTICIPACOES SA (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)+                                                                       945,939
         90,000    ODONTOPREV SA (INSURANCE CARRIERS)                                                                     2,046,504
         58,300    PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)<<                                                           5,953,013

                                                                                                                         24,449,139
                                                                                                                    ---------------
CANADA: 1.59%
         94,000    PAN AMERICAN SILVER CORPORATION (METAL MINING)+                                                        3,606,780
                                                                                                                    ---------------
CHINA: 2.76%
      4,800,000    CHINA AOYUAN PROPERTY GROUP LIMITED (VENTURE CAPITAL)+                                                 1,566,562
        580,000    GUANGZHOU R&F PROPERTIES COMPANY LIMITED (REAL ESTATE)                                                 1,538,936
      4,545,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                        3,165,233

                                                                                                                          6,270,731
                                                                                                                    ---------------
EGYPT: 2.46%
         97,500    COMMERCIAL INTERNATIONAL BANK (DEPOSITORY INSTITUTIONS)                                                1,609,893
         22,500    ORASCOM CONSTRUCTION INDUSTRIES (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                               1,696,797
        613,000    TELECOM EGYPT (COMMUNICATIONS)                                                                         2,281,768

                                                                                                                          5,588,458
                                                                                                                    ---------------
HONG KONG: 5.12%
     15,270,000    GLOBAL BIO-CHEM TECHNOLOGY (MISCELLANEOUS SERVICES)                                                    5,866,549
        920,000    SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                              3,475,423
      3,372,000    TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                               2,305,004

                                                                                                                         11,646,976
                                                                                                                    ---------------
INDIA: 2.68%
        107,000    DLF LIMITED (REAL ESTATE)                                                                              1,722,215
        110,136    EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+               2,271,486
        222,500    PHOENIX MILLS LIMITED (REAL ESTATE)                                                                    2,094,395

                                                                                                                          6,088,096
                                                                                                                    ---------------
ISRAEL: 0.99%
      1,200,000    BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED (COMMUNICATIONS)                                   2,248,084
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 13


EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
MALAYSIA: 0.83%
        650,000    SIME DARBY BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                           $     1,900,109
                                                                                                                    ---------------
MEXICO: 5.53%
      2,362,000    CARSO INFRAESTRUCTURA Y CONSTRUCCION SAB DE CV (CONSTRUCTION SPECIAL TRADE CONTRACTORS)+<<             2,341,416
        905,000    EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)+<<                                                                   5,365,671
        160,456    INDUSTRIA PENOLES SA DE CV (NON-FERROUS METALS)                                                        4,884,804

                                                                                                                         12,591,891
                                                                                                                    ---------------
NORWAY: 0.89%
        310,400    COPEINCA ASA (FISHING, HUNTING & TRAPPING)+                                                            2,035,869
                                                                                                                    ---------------
PANAMA: 0.75%
         45,000    COPA HOLDINGS SA (TRANSPORTATION BY AIR)<<                                                             1,714,950
                                                                                                                    ---------------
PERU: 4.88%
        111,300    COMPANIA DE MINAS BUENAVENTURA SA ADR (PRIMARY METAL INDUSTRIES)<<                                     7,624,050
        380,951    MINSUR SA (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                   1,268,912
        741,400    VOLCAN COMPANIA MINERA SA B SHARES (METAL MINING)+                                                     2,202,339

                                                                                                                         11,095,301
                                                                                                                    ---------------
PHILIPPINES: 2.94%
     21,843,000    ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                           2,039,447
      5,508,000    MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                         2,340,603
     16,382,000    PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                2,313,953

                                                                                                                          6,694,003
                                                                                                                    ---------------
POLAND: 1.07%
        245,000    TELEKOMUNIKACJA POLSKA SA (COMMUNICATIONS)                                                             2,433,374
                                                                                                                    ---------------
RUSSIA: 12.19%
         26,200    EVRAZ GROUP SA GDR (METAL MINING)                                                                      2,261,060
        210,000    GAZPROM ADR (OIL & GAS EXTRACTION)                                                                    10,605,000
         82,000    JSC MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)                                                  2,324,700
         15,600    MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                  1,775,124
        151,000    PIK GROUP GDR (REAL ESTATE)+<<                                                                         3,805,200
        271,000    ROSNEFT OIL COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)+                                         2,441,710
         73,400    SISTEMA JSFC (INSURANCE AGENTS, BROKERS & SERVICE)                                                     2,356,140
         73,000    VIMPEL COMMUNICATIONS ADR (COMMUNICATIONS)                                                             2,181,970

                                                                                                                         27,750,904
                                                                                                                    ---------------
SAUDI ARABIA: 3.06%
        112,000    IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                        4,322,565
        537,000    PRETORIA PORTLAND CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      2,651,893

                                                                                                                          6,974,458
                                                                                                                    ---------------
SINGAPORE: 2.18%
      2,191,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                            2,897,032
      2,756,000    RAFFLES EDUCATION CORPORATION LIMITED (EDUCATIONAL SERVICES)                                           2,062,320

                                                                                                                          4,959,352
                                                                                                                    ---------------
SOUTH AFRICA: 2.89%
        173,000    MTN GROUP LIMITED (COMMUNICATIONS)                                                                     2,623,798
        240,000    MURRAY & ROBERTS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                 2,826,141
         23,600    SASOL LIMITED (COAL MINING)                                                                            1,130,734
              1    STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                         11

                                                                                                                          6,580,684
                                                                                                                    ---------------

14 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SOUTH KOREA: 6.54%
         45,000    HYUNDAI DEPARTMENT STORE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                            $     4,339,375
         56,000    HYUNDAI DEVELOPMENT COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           3,822,487
         10,670    SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             6,712,183

                                                                                                                         14,874,045
                                                                                                                    ---------------
TAIWAN: 7.91%
      2,630,000    ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    4,709,492
        689,541    ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             2,020,084

      2,456,740    FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                                  2,304,748
        470,216    HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
                   MACHINERY & COMPUTER EQUIPMENT)                                                                        2,693,187
      1,500,000    POU CHEN CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                   FABRICS & SIMILAR MATERIALS)                                                                           1,459,043
      2,378,000    PRESIDENT SECURITIES CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                                  2,003,878
        610,000    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                    1,267,006
      2,500,000    TECO ELECTRIC & MACHINERY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 1,538,867

                                                                                                                         17,996,305
                                                                                                                    ---------------
THAILAND: 2.19%
        480,000    BANGKOK BANK PCL (FOREIGN REGISTERED) (FINANCIAL SERVICES)                                             2,119,104
      4,967,300    MAJOR CINEPLEX GROUP PCL (FOREIGN REGISTERED) (BUSINESS SERVICES)                                      2,871,363

                                                                                                                          4,990,467
                                                                                                                    ---------------
TURKEY: 0.87%
        161,000    ENKA INSAAT VE SANAYI AS (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              1,978,861
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $202,640,049)                                                                                 196,307,686
                                                                                                                    ---------------
PREFERRED STOCKS: 2.11%
        166,600    COMPANHIA VALE DO RIO DOCE PREFERREDA                                                                  4,805,167

TOTAL PREFERRED STOCKS (COST $3,966,255)                                                                                  4,805,167
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 7.71%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.72%
         41,255    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               41,255
      3,345,500    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       3,345,500
        175,198    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 175,198
        157,679    DREYFUS CASH MANAGEMENT FUND                                                                             157,679
        192,718    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   192,718

                                                                                                                          3,912,350
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.99%
$       367,917    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008            367,480
         64,823    APRECO LLC                                                            2.70         04/17/2008             64,746
         70,079    APRECO LLC                                                            3.10         04/07/2008             70,043
        423,980    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008            423,321
         27,331    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008             27,292
         87,599    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008             87,512
        572,899    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $572,948)                                             3.10         04/01/2008            572,899
         87,599    BANK OF IRELAND+/-++                                                  3.06         10/14/2008             87,572
         17,520    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $17,521)                                              2.50         04/01/2008             17,520
         70,079    BNP PARIBAS+/-                                                        3.13         08/07/2008             70,022

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 15


EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       220,750    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $220,769)                                             3.04%        04/01/2008    $       220,750
        387,188    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $387,221)                                             3.08         04/01/2008            387,188
        185,710    BRYANT BANK FUNDING                                                   2.98         04/09/2008            185,587
         52,560    CAFCO LLC                                                             2.70         04/18/2008             52,493
        144,363    CAFCO LLC                                                             3.08         04/07/2008            144,289
        359,157    CHARIOT FUNDING LLC                                                   2.97         04/14/2008            358,771
        262,798    CHARTA LLC                                                            3.08         04/09/2008            262,618
        227,758    CHEYNE FINANCE LLC+/-++^^(A)(I)                                       5.12         02/25/2008            204,982
        175,198    CHEYNE FINANCE LLC+/-++^^(A)(I)                                       5.18         05/19/2008            157,679
        350,397    CIESCO LLC                                                            3.08         04/08/2008            350,187
        353,901    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008            353,901
        562,387    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $562,435)                              3.10         04/01/2008            562,387
        262,798    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008            262,009
        103,367    EBBETS FUNDING LLC                                                    3.65         04/01/2008            103,367
        178,702    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008            178,464
        140,159    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008            140,050
        175,198    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008            175,001
         68,327    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008             68,253
         87,599    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008             87,557
        350,397    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008            348,828
        283,471    GALLEON CAPITAL LLC                                                   2.88         04/16/2008            283,131
        140,159    GALLEON CAPITAL LLC                                                   3.10         04/18/2008            139,954
        182,206    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008            181,889
        245,278    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008            245,255
        257,542    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $257,563)                              3.00         04/01/2008            257,542
        720,065    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $720,128)             3.15         04/01/2008            720,065
         35,040    HARRIER FINANCE FUNDING LLC+/-                                        2.62         04/25/2008             35,040
        227,758    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008            227,758
         87,599    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008             87,518
        211,990    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $212,008)                                             3.10         04/01/2008            211,990
        150,671    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $150,684)             3.04         04/01/2008            150,671
         35,040    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008             35,040
        122,639    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008            122,578
        175,198    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008            174,021
        262,798    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008            262,319
          2,803    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008              2,801
        168,190    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008            168,145
         16,206    MORGAN STANLEY+/-                                                     2.94         10/15/2008             16,198
        150,054    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $150,064)                                             2.50         04/01/2008            150,054
        264,550    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $264,573)                                             3.08         04/01/2008            264,550
        175,198    NORTHERN ROCK PLC+/-++                                                3.14         10/03/2008            174,084
        245,278    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008            244,879
        159,066    OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008            159,026
         50,808    PICAROS FUNDING LLC                                                   2.60         04/11/2008             50,771
        175,198    RANGER FUNDING CORPORATION                                            2.71         04/18/2008            174,974
        105,119    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008            104,987
        126,143    SEDNA FINANCE INCORPORATED+/-++                                       3.03         04/10/2008            126,103
        105,119    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008            105,110

16 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        70,079    SLM CORPORATION+/-++                                                  2.94%        05/12/2008    $        69,953
        108,623    STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                           5.27         04/03/2008             96,848
        175,198    STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                           5.47         02/15/2008            156,207
         21,024    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008             21,020
        175,198    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008            175,004
        220,750    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008            220,484
        105,119    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008            105,007
         58,712    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008             58,699
        175,198    TULIP FUNDING CORPORATION                                             2.88         04/21/2008            174,918
         87,599    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         04/15/2009             87,541
         87,599    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008             87,549
         52,560    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008             52,546
        175,198    VERSAILLES CDS LLC                                                    3.00         04/11/2008            175,052
         87,599    VERSAILLES CDS LLC                                                    3.45         04/08/2008             87,540
        150,671    VICTORIA FINANCE LLC+/-++^^(A)(I)                                     3.44         07/28/2008            134,338
         87,599    VICTORIA FINANCE LLC+/-++^^(A)(I)                                     3.47         08/07/2008             78,103
        175,198    WHITE PINE FINANCE LLC+/-++^^(A)(I)                                   5.41         02/22/2008            166,438
        420,476    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008            420,411

                                                                                                                         13,636,879
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $17,701,707)                                                               17,549,229
                                                                                                                    ---------------

         SHARES
SHORT-TERM INVESTMENTS: 7.61%
     17,304,404    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          17,304,404

TOTAL SHORT-TERM INVESTMENTS (COST $17,304,404)                                                                          17,304,404
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $241,612,415)*                                        103.69%                                                 $   235,966,486

OTHER ASSETS AND LIABILITIES, NET                            (3.69)                                                      (8,388,476)
                                                            ------                                                  ---------------

TOTAL NET ASSETS                                            100.00%                                                 $   227,578,010
                                                            ------                                                  ---------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $17,304,404.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 17


INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.96%

AUSTRALIA: 6.73%
         14,843    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                           $        74,608
          4,786    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   127,413
          4,000    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          81,191
          1,869    RIO TINTO LIMITED (METAL MINING)                                                                         209,240
          6,050    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     80,172
          1,096    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         54,589

                                                                                                                            627,213
                                                                                                                    ---------------
BELGIUM: 1.43%
          1,000    BELGACOM SA (COMMUNICATIONS)                                                                              44,284
          1,130    DELHAIZE GROUP (FOOD STORES)                                                                              88,914

                                                                                                                            133,198
                                                                                                                    ---------------
FINLAND: 2.76%
          2,200    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            89,645
          5,300    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              167,683

                                                                                                                            257,328
                                                                                                                    ---------------
FRANCE: 14.48%
            650    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          140,917
             19    ARKEMA INCORPORATED ADR (CHEMICALS & ALLIED PRODUCTS)+                                                     1,066
            900    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    57,176
          1,179    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                123,073
          2,000    FRANCE TELECOM SA (COMMUNICATIONS)                                                                        67,255
            745    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   82,920
            771    PPR SA (APPAREL & ACCESSORY STORES)                                                                      114,236
          2,550    PUBLICIS GROUPE (COMMUNICATIONS)                                                                          97,425
          1,600    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          120,036
          1,100    SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  72,192
            785    TECHNIP SA (OIL & GAS EXTRACTION)                                                                         61,136
          2,120    TOTAL SA (OIL & GAS EXTRACTION)                                                                          157,441
            794    TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                       58,764
            300    VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                  72,830
          3,165    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    123,670

                                                                                                                          1,350,137
                                                                                                                    ---------------
GERMANY: 8.82%
            500    ALLIANZ SE (INSURANCE CARRIERS)                                                                           99,051
          2,100    ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                  42,006
          1,200    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                96,165
          1,200    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            102,588
            800    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                90,557
          8,148    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     135,712
            800    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              148,100
          1,822    GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         61,269
          1,806    SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                  46,646

                                                                                                                            822,094
                                                                                                                    ---------------
GREECE: 1.06%
          2,981    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   98,832
                                                                                                                    ---------------

18 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HONG KONG: 4.32%
         13,000    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                              $        65,061
          6,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                85,189
          5,000    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         74,396
         29,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                               102,658
         14,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           75,013

                                                                                                                            402,317
                                                                                                                    ---------------
ITALY: 2.01%
          3,400    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        115,944
         10,600    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                         70,956

                                                                                                                            186,900
                                                                                                                    ---------------
JAPAN: 20.05%
          9,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                        61,126
             15    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   124,749
          1,100    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          104,615
          4,100    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                               102,623
              9    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                      100,221
          7,600    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       88,291
          4,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            113,363
          3,500    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               105,688
          8,000    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                     69,021
          6,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             119,121
          1,800    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                89,386
          8,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           123,676
          3,800    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                56,802
          4,700    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               122,828
         11,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   101,746
          1,500    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          77,498
          2,300    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      115,138
          2,600    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                129,635
          3,500    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   64,396

                                                                                                                          1,869,923
                                                                                                                    ---------------
LUXEMBOURG: 1.32%
          1,506    ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                                 123,374
                                                                                                                    ---------------
NETHERLANDS: 7.09%
          2,586    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        63,608
          5,535    ING GROEP NV (FINANCIAL SERVICES)                                                                        207,275
          4,300    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               72,639
            400    ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                               27,592
          5,800    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    194,765
          3,600    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              95,313

                                                                                                                            661,192
                                                                                                                    ---------------
RUSSIA: 1.63%
          1,248    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        106,704
          6,306    VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                   45,592

                                                                                                                            152,296
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 19


INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SINGAPORE: 1.52%
         18,000    CAPITALAND LIMITED (REAL ESTATE)                                                                 $        83,040
          5,000    GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                       58,847

                                                                                                                            141,887
                                                                                                                    ---------------
SPAIN: 2.40%
          1,774    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                51,085
          6,000    TELEFONICA SA (COMMUNICATIONS)                                                                           172,400

                                                                                                                            223,485
                                                                                                                    ---------------

SWEDEN: 1.29%
          3,300    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                        66,091
         27,700    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                  54,357

                                                                                                                            120,448
                                                                                                                    ---------------
SWITZERLAND: 5.47%
          2,700    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 137,433
            900    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           94,522
            956    ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                         179,918
            310    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         97,626

                                                                                                                            509,499
                                                                                                                    ---------------
TAIWAN: 0.66%
          6,029    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                   61,918
                                                                                                                    ---------------
UNITED KINGDOM: 15.92%
          7,220    AVIVA PLC (INSURANCE CARRIERS)                                                                            88,482
         12,646    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  121,787
          7,880    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    70,844
          1,110    BHP BILLITON PLC (COAL MINING)                                                                            32,934
          8,527    BP PLC (OIL & GAS EXTRACTION)                                                                             86,646
          9,380    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            103,598
          5,000    EASYJET PLC (TRANSPORTATION BY AIR)+                                                                      36,840
          5,859    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        123,954
            960    GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                     40,733
          1,621    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                         64,503
         42,600    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           106,866
          7,328    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               100,568
          1,211    RIO TINTO PLC (METAL MINING)                                                                             125,770
          9,208    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                73,646
        825,036    ROLLS ROYCE GROUP PLC - B SHARE ENTITLEMENT (AEROSPACE, DEFENSE)+(A)                                       1,637
          2,540    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      87,562
          3,360    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                62,683
         41,273    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      123,605
          3,041    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          31,985

                                                                                                                          1,484,643
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $8,808,618)                                                                                     9,226,684
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 4.67%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.67%
        435,910    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         435,910
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $435,910)                                                                     435,910
                                                                                                                    ---------------

20 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS: 0.34%
         31,771    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $        31,771
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $31,771)                                                                                  31,771
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $9,276,299)*                                            103.97%                                               $     9,694,365

OTHER ASSETS AND LIABILITIES, NET                              (3.97)                                                      (369,856)
                                                              ------                                                ---------------

TOTAL NET ASSETS                                              100.00%                                               $     9,324,509
                                                              ------                                                ---------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $31,771.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                             Wells Fargo Advantage International Stock Funds  21


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.27%

AUSTRALIA: 3.70%
        300,208    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                           $      1,508,982
        105,371    BABCOCK & BROWN INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                 113,151
        166,200    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        1,499,158
        264,000    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                                1,510,349
        192,000    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              561,501
         82,862    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  2,205,947
        397,900    PERILYA LIMITED (METAL MINING)<<                                                                          381,823
        422,200    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                  1,516,387
         70,000    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                        1,420,842
         43,805    RIO TINTO LIMITED (METAL MINING)<<                                                                      4,904,096
        108,323    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                   1,435,449
        340,800    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                            1,370,413
         19,736    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         983,003

                                                                                                                          19,411,101
                                                                                                                    ----------------
AUSTRIA: 0.26%
         19,700    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 1,368,466
                                                                                                                    ----------------

BELGIUM: 1.01%
         32,234    DELHAIZE GROUP (FOOD STORES)                                                                            2,536,339
         10,400    DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                        296,364
         38,200    FORTIS (DEPOSITORY INSTITUTIONS)                                                                          962,523
         21,800    TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                       990,862
          9,852    UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        512,657

                                                                                                                           5,298,745
                                                                                                                    ----------------

BRAZIL: 0.18%
          8,400    REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                          138,109
        137,590    VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                820,036

                                                                                                                             958,145
                                                                                                                    ----------------

CANADA: 0.52%
         42,324    CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                              2,721,010
                                                                                                                    ----------------
CHINA: 0.99%
      2,416,500    CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                    1,803,995
        190,000    CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 653,055
      1,326,900    CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                        1,135,494
        662,400    PICC PROPERTY & CASUALTY COMPANY LIMITED (INSURANCE CARRIERS)<<                                           598,340
      1,635,739    SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                                998,344

                                                                                                                           5,189,228
                                                                                                                    ----------------
DENMARK: 0.46%
         29,700    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                               1,095,657
         53,300    H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                           1,331,541

                                                                                                                           2,427,198
                                                                                                                    ----------------

FINLAND: 2.41%
         22,400    ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                      146,761
        172,951    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                        7,047,356
        105,240    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              3,329,612
         22,000    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                            1,061,777
         43,100    TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                              1,064,214

                                                                                                                          12,649,720
                                                                                                                    ----------------

22 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
FRANCE: 12.29%
         22,571    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  $      4,893,276
            910    ARKEMA (OIL & GAS EXTRACTION)+                                                                             50,887
         29,200    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)<<                                                              2,945,309
         62,653    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                  3,980,292
         27,075    CARREFOUR SA (FOOD STORES)                                                                              2,088,940
         16,200    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      1,320,993
         30,199    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               3,152,394
         28,400    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              878,799
         38,405    ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                            3,341,437
         78,218    FRANCE TELECOM SA (COMMUNICATIONS)                                                                      2,630,276
         48,321    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                 5,378,239
         16,900    PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                             1,310,303
         13,953    PPR SA (APPAREL & ACCESSORY STORES)                                                                     2,067,364
         48,139    PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                      1,839,194
         14,600    RALLYE SA (GENERAL MERCHANDISE STORES)                                                                    924,068
          9,700    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                   1,073,507
         66,660    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                         5,001,000
          6,800    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)<<                                                              665,818
         20,000    SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                1,312,578
         47,473    TECHNIP SA (OIL & GAS EXTRACTION)                                                                       3,697,200
         69,220    TOTAL SA (OIL & GAS EXTRACTION)                                                                         5,140,602
         26,899    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                     1,066,770
          5,110    VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                1,240,531
         61,023    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                4,411,429
        103,215    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                   4,033,045

                                                                                                                          64,444,251
                                                                                                                    ----------------

GERMANY: 11.32%
         23,849    ALLIANZ SE (INSURANCE CARRIERS)                                                                         4,724,542
         47,230    ARCANDOR AG (GENERAL MERCHANDISE STORES)<<                                                                944,734
         25,100    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                   3,380,561
         81,653    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              6,543,481
         23,300    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            1,287,108
         91,701    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)<<                                                         7,839,487
         31,540    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                              3,570,228
         66,800    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                           1,806,546
        262,701    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                    4,375,516
         13,340    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             2,469,567
         28,642    FRAPORT AG (TRANSPORTATION SERVICES)                                                                    2,067,401
         39,021    GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                       1,312,179
         11,300    HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                        589,075
         34,200    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 918,429
         12,346    IVG IMMOBILIEN AG (REAL ESTATE)                                                                           345,386
         25,938    LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            3,664,596
         13,300    MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)<<                                    2,601,165
         13,463    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              1,654,898
         34,198    SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                  883,281
         42,000    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                              2,402,993
         28,200    TUI AG (TRANSPORTATION BY AIR)<<                                                                          723,465
         28,621    UNITED INTERNET AG (COMMUNICATIONS)<<                                                                     615,879
         22,841    WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                          4,679,915

                                                                                                                          59,400,432
                                                                                                                    ----------------
GREECE: 0.35%
         55,168    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                 1,829,033
                                                                                                                    ----------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 23


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HONG KONG: 5.20%
        627,200    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                              $      3,138,961
        101,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              1,434,023
        218,900    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT
                   TRANSPORTATION & WAREHOUSING)                                                                           1,039,280
         98,000    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                       1,458,167
        352,900    CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                     1,015,716
        972,800    CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                                  1,687,446
      1,333,660    CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                    2,806,930
        204,000    CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                              865,001
        382,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                              1,352,251
        159,000    HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                  1,004,137
        418,699    HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                     3,962,298
         81,600    NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 197,744
        400,632    NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                1,359,008
        169,220    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              990,404
        140,200    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           2,186,952
        134,861    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                               1,521,435
        233,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                         1,248,431

                                                                                                                          27,268,184
                                                                                                                    ----------------
INDIA: 0.12%
         10,219    HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                               606,148
                                                                                                                    ----------------
IRELAND: 0.39%
         36,500    ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                          777,932
         65,300    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         1,276,289

                                                                                                                           2,054,221
                                                                                                                    ----------------
ITALY: 2.22%
        151,790    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       5,176,211
         94,100    FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                     2,176,418
        186,074    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                               1,311,663
        208,870    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                       1,398,160
         61,200    UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                1,568,141

                                                                                                                          11,630,593
                                                                                                                    ----------------
JAPAN: 15.70%
          9,000    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 238,814
         97,700    ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           986,017
         34,300    ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       377,823
         58,600    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       576,711
        183,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     954,655
         25,100    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                971,970
        132,100    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                        897,188
         12,300    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                566,382
        161,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  628,301
        226,400    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          710,907
         69,150    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                    1,928,541
        229,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         721,368
         30,900    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                              998,174
            284    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                  2,361,918
         26,100    EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                502,729
         20,300    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         1,930,618
        174,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    727,909

24 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
JAPAN (continued)
         51,100    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 $        615,169
         72,400    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                              1,812,179
         66,900    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  1,909,415
            172    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                     1,915,329
        142,300    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                   1,622,374
            702    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                           3,514,226
          2,253    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                            2,106,537
         64,200    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           1,819,472
        102,000    MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 842,155
        156,400    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                1,139,109
        101,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)         2,188,604
        165,700    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                  1,095,468
         65,800    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                              1,986,938
         45,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                         1,092,496
        455,600    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            1,947,087
        142,400    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   1,228,571
         74,200    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                1,503,652
        141,651    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                            2,812,273
         34,700    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              1,723,164
        113,900    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          1,760,834
         84,000    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                444,944
        128,500    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             801,836
            460    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                               1,984,350
        145,200    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           1,200,289
         69,500    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              1,038,874
         71,900    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              1,879,008
          1,500    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                2,272,271
         33,000    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                677,016
         12,250    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              352,089
        106,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              1,741,854
         43,200    RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              1,020,626
        113,000    SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       664,306
        160,000    SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             695,024
         17,400    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                468,690
        169,400    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  1,566,882
         26,100    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        1,348,465
         60,400    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                              610,787
        154,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           780,197
        144,600    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      1,904,693
        140,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        963,483
         63,500    SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                     1,602,152
         38,300    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     1,917,305
          2,300    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  48,686
        101,950    TOKYU LAND CORPORATION (REAL ESTATE)                                                                      639,233
        146,000    TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER            886,136
                   EQUIPMENT)
         60,400    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               3,011,517
         59,700    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 1,098,413

                                                                                                                          82,334,203
                                                                                                                    ----------------
LUXEMBOURG: 0.68%
         29,152    ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                                2,388,180
          7,084    RTL GROUP SA (COMMUNICATIONS)                                                                             894,825
         10,749    TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                     267,618

                                                                                                                           3,550,623
                                                                                                                    ----------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 25


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
MEXICO: 0.11%
         23,500    GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                           $        569,640
                                                                                                                    ----------------
NETHERLANDS: 3.72%
        140,700    AEGON NV (INSURANCE CARRIERS)                                                                           2,070,261
        229,710    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+<<                                    5,650,182
        179,820    ING GROEP NV (FINANCIAL SERVICES)                                                                       6,733,917
         98,640    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                   3,312,346
         65,590    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            1,736,544

                                                                                                                          19,503,250
                                                                                                                    ----------------
NORWAY: 2.32%
         74,400    CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                      942,355
         34,800    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                     528,251
         46,800    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                    681,917
        309,402    ORKLA ASA (MISCELLANEOUS RETAIL)                                                                        3,918,904
         23,750    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                      662,268
        168,100    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                              4,505,906
         32,001    STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                958,957

                                                                                                                          12,198,558
                                                                                                                    ----------------
QATAR: 0.14%
         20,965    INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                            749,055
                                                                                                                    ----------------
RUSSIA: 2.72%
         81,800    GAZPROM ADR (OIL & GAS EXTRACTION)                                                                      4,130,900
         68,442    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                       5,851,792
         32,000    MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                          900,800
          2,900    NOVOROSSIYSK SEA TRADE PORT GDR (BUSINESS SERVICES)+                                                       43,500
         22,353    RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                       2,319,124
          4,050    URALKALI GDR (CHEMICALS & ALLIED PRODUCTS)+                                                               166,050
        122,084    VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                   882,667

                                                                                                                          14,294,833
                                                                                                                    ----------------
SINGAPORE: 0.81%
        360,000    CAPITALAND LIMITED (REAL ESTATE)                                                                        1,660,794
        389,791    MOBILONE LIMITED (COMMUNICATIONS)                                                                         600,354
        398,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                                     939,736
         92,333    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                    1,046,460

                                                                                                                           4,247,344
                                                                                                                    ----------------
SOUTH AFRICA: 0.19%
         57,769    NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              1,004,369
                                                                                                                    ----------------

SOUTH KOREA: 1.03%
         39,040    KOOKMIN BANK (FINANCIAL SERVICES)                                                                       2,183,891
         13,071    KT CORPORATION (COMMUNICATIONS)                                                                           619,663
         11,050    NHN CORPORATION (BUSINESS SERVICES)                                                                     2,578,538

                                                                                                                           5,382,092
                                                                                                                    ----------------
SPAIN: 4.08%
         61,000    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                            1,343,443
        183,500    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                            3,656,036
         53,395    GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                   2,436,203
         51,939    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                            1,495,662
         30,590    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                              1,699,471

26 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SPAIN (continued)
         70,500    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                             $      2,433,069
        289,966    TELEFONICA SA (COMMUNICATIONS)                                                                          8,331,698

                                                                                                                          21,395,582
                                                                                                                    ----------------
SWEDEN: 1.49%
          8,200    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            148,699
         40,900    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)<<                                                                                              671,129
        164,600    NORDEA AB (DEPOSITORY INSTITUTIONS)<<                                                                   2,667,684
         49,540    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                      992,159
         17,800    SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                518,256
        470,960    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                  924,189
        126,500    VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                             1,916,070

                                                                                                                           7,838,186
                                                                                                                    ----------------
SWITZERLAND: 7.58%
         22,170    ADECCO SA (BUSINESS SERVICES)                                                                           1,280,283
          9,900    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                  983,919
         16,900    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)<<                                               616,371
         17,187    COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE STORES)                                            963,967
         97,440    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                4,959,815
          1,700    GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                              841,783
         43,187    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         4,535,701
         11,736    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     5,864,455
         15,700    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 804,682
          2,200    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           841,808
          4,073    ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                      823,541
         49,508    ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                        9,317,335
          4,400    SWISSCOM AG (COMMUNICATIONS)                                                                            1,507,502
         18,500    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      537,620
          2,900    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                            756,319
          6,400    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                1,413,272
         11,720    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)<<                                                     3,690,897

                                                                                                                          39,739,270
                                                                                                                    ----------------
TAIWAN: 0.30%
        128,902    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                 1,323,824
         23,700    TAIWAN SEMICONDUCTORS MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                   & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  243,399

                                                                                                                           1,567,223
                                                                                                                    ----------------
UNITED KINGDOM: 13.91%
         18,650    ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                               401,944
         88,300    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        908,638
         65,700    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                           2,456,562
        221,434    AVIVA PLC (INSURANCE CARRIERS)                                                                          2,713,706
        198,140    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                 1,908,179
        520,980    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  4,683,826
         93,600    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 768,127
        447,887    BP PLC (OIL & GAS EXTRACTION)                                                                           4,551,138
        129,100    BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               478,485
        205,400    BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                          987,520
         10,075    BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              130,469

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 27


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                          VALUE
UNITED KINGDOM (continued)
        175,790    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                    $     1,941,515
        465,800    BT GROUP PLC (COMMUNICATIONS)                                                                          2,008,356
         80,237    DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       856,719
        253,300    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   786,740
        523,200    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                       659,361
         91,370    EASYJET PLC (TRANSPORTATION BY AIR)+                                                                     673,212
        283,000    GKN PLC (TRANSPORTATION EQUIPMENT)                                                                     1,708,829
        172,040    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      3,639,721
        186,300    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                     2,070,534
         74,800    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            1,232,143
         29,981    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,193,004
        954,620    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         2,394,744
        484,579    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         4,337,332
        329,089    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             4,516,344
        348,700    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             638,410
          9,333    OAO TMK GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     303,323
        477,500    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    1,047,170
         22,830    RIO TINTO PLC (METAL MINING)                                                                           2,371,036
        235,892    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             1,886,687
     21,135,923    ROLLS ROYCE GROUP PLC - B SHARE ENTITLEMENT (AEROSPACE, DEFENSE)+(A)                                      41,947
        310,900    ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            794,110
         93,600    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               626,483
         55,691    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   1,919,846
        139,300    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   4,688,765
         65,353    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,219,200
         83,000    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                889,515
        213,300    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      793,732
      1,430,803    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    4,284,998
        536,462    WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            2,919,894
         53,457    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         562,292

                                                                                                                         72,994,556
                                                                                                                    ----------------
USA: 0.07%
          6,400    DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                             383,423
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $474,864,540)                                                                                 505,008,682
                                                                                                                    ----------------

COLLATERAL FOR SECURITIES LENDING: 7.84%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.84%
     41,121,366    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      41,121,366
                                                                                                                    ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,121,366)                                                               41,121,366
                                                                                                                    ----------------

SHORT-TERM INVESTMENTS: 2.87%
     15,040,232    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          15,040,232
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,040,232)                                                                          15,040,232
                                                                                                                    ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $531,026,138)*                               106.98%                                                          $   561,170,280

OTHER ASSETS AND LIABILITIES, NET                   (6.98)                                                              (36,617,177)
                                                   ------                                                           ----------------

TOTAL NET ASSETS                                   100.00%                                                          $   524,553,103
                                                   ------                                                           ----------------

28 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $15,040,232.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 29


                                                                                       Emerging      International    International
                                                                                    Markets Equity        Core            Equity
                                                                                         Fund             Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ..............   $  201,112,853   $   9,226,684   $  505,008,682
     Collateral received for securities loaned (Note 2) .........................       17,549,229         435,910       41,121,366
     Investments in affiliates ..................................................       17,304,404          31,771       15,040,232
                                                                                    -----------------------------------------------
   Total investments at market value (see cost below) ...........................      235,966,486       9,694,365      561,170,280
                                                                                    -----------------------------------------------
   Cash .........................................................................                0               0           50,000
   Foreign currency, at value ...................................................        8,431,613               0        3,683,162
   Receivable for Fund shares issued ............................................           40,350              73           73,585
   Receivable for investments sold ..............................................        1,338,975               0        1,085,148
   Receivables for dividends and interest .......................................        1,927,294          36,735        2,362,380
   Receivable from investment advisor and affiliates ............................                0           2,410                0
   Prepaid expenses and other assets ............................................                0          36,736                0
                                                                                    -----------------------------------------------
Total assets ....................................................................      247,704,718       9,770,319      568,424,555
                                                                                    -----------------------------------------------
LIABILITIES
   Foreign taxes payable ........................................................          299,640               0                0
   Payable for Fund shares redeemed .............................................           37,917             700          105,302
   Payable for investments purchased ............................................        1,657,578               0        2,004,231
   Payable to investment advisor and affiliates (Note 3) ........................          306,221               0          500,588
   Unrealized depreciation on forward foreign currency contracts ................           17,703               0            1,729
   Payable upon receipt of securities loaned (Note 2) ...........................       17,701,707         435,910       41,121,366
   Accrued expenses and other liabilities .......................................          105,942           9,200          138,236
                                                                                    -----------------------------------------------
Total liabilities ...............................................................       20,126,708         445,810       43,871,452
                                                                                    -----------------------------------------------
TOTAL NET ASSETS ................................................................   $  227,578,010   $   9,324,509   $  524,553,103
                                                                                    ===============================================
NET ASSETS CONSIST OF
   Paid-in capital ..............................................................   $  211,635,681   $   8,886,994   $  450,678,736
   Undistributed net investment income (loss) ...................................          210,850         (31,480)       1,151,094
   Undistributed net realized gain (loss) on investments ........................       21,178,670          50,792       42,526,836
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
     denominated in foreign currencies ..........................................       (5,429,488)        418,203       30,198,166
   Net unrealized appreciation (depreciation) of
     forward foreign currency contracts and transactions ........................          (17,703)              0           (1,729)
                                                                                    -----------------------------------------------
TOTAL NET ASSETS ................................................................   $  227,578,010   $   9,324,509   $  524,553,103
                                                                                    ===============================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .........................................................   $  181,473,820   $   4,829,767   $   52,398,509
   Shares outstanding - Class A .................................................        4,074,069         347,436        3,465,260
   Net asset value per share - Class A ..........................................   $        44.54   $       13.90   $        15.12
   Maximum offering price per share - Class A ...................................   $        47.26   $       14.75   $        16.04
   Net assets - Class B .........................................................   $    6,325,789   $   2,917,509   $    6,241,740
   Shares outstanding - Class B .................................................          146,936         214,012          433,972
   Net asset value and offering price per share - Class B .......................   $        43.05   $       13.63   $        14.38
   Net assets - Class C .........................................................   $    2,748,789   $     924,335   $    1,517,694
   Shares outstanding - Class C .................................................           64,082          67,379          106,330
   Net asset value and offering price per share - Class C .......................   $        42.89   $       13.72   $        14.27
   Net assets - Administrator Class .............................................   $   37,029,612   $     652,898   $  396,727,782
   Shares outstanding - Administrator Class .....................................          830,258          46,413       26,284,975
   Net asset value and offering price per share - Administrator Class ...........   $        44.60   $       14.07   $        15.09
   Net assets - Institutional Class .............................................               NA              NA   $   67,667,378
   Shares outstanding - Institutional Class .....................................               NA              NA        4,483,573
   Net asset value and offering price per share - Institutional Class ...........               NA              NA   $        15.09
                                                                                    -----------------------------------------------

Investments at cost .............................................................   $  241,612,415   $   9,276,299   $  531,026,138
                                                                                    -----------------------------------------------
Foreign currencies at cost ......................................................   $    8,235,425   $           0   $    3,645,368
                                                                                    -----------------------------------------------
Securities on loan, at market value (Note 2) ....................................   $   17,294,567   $     416,326   $   39,859,208
                                                                                    -----------------------------------------------

--------------------------------------------------------------------------------
1     Each fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

      The accompanying notes are an integral part of these financial statements.

30 Wells Fargo Advantage International Stock Funds

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                       Emerging      International    International
                                                                                    Markets Equity        Core            Equity
                                                                                         Fund             Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividends 1 ..................................................................   $    2,615,695   $      79,946   $    6,708,071
   Interest .....................................................................            6,130               0            2,816
   Income from affiliated securities ............................................          603,077           4,982          362,974
   Securities lending income, net ...............................................           58,055           1,769          126,183
                                                                                    -----------------------------------------------
Total investment income .........................................................        3,282,957          86,697        7,200,044
                                                                                    -----------------------------------------------
EXPENSES
   Advisory fees ................................................................        1,397,483          48,078        3,237,559
   Administration fees
     Fund Level .................................................................           63,522           2,530          172,932
     Class A ....................................................................          281,271           6,278           80,774
     Class B ....................................................................           10,380           3,979           11,001
     Class C ....................................................................            4,447           1,278            2,475
     Administrator Class ........................................................           21,295             356          278,313
     Institutional Class ........................................................               NA              NA           27,113
   Custody fees .................................................................          317,610           5,061          345,865
   Shareholder servicing fees (Note 3) ..........................................          316,813          12,651          775,400
   Accounting fees ..............................................................           24,531          21,056           80,018
   Distribution fees (Note 3)
     Class B ....................................................................           27,803          12,190           29,468
     Class C ....................................................................           11,912           3,920            6,628
   Professional fees ............................................................           27,906          10,289           13,883
   Registration fees ............................................................           24,899          24,022           34,781
   Shareholder reports ..........................................................            5,479           4,961          (73,364)
   Trustees' fees ...............................................................            4,323           4,323            4,323
   Other fees and expenses ......................................................            9,711          13,304           47,668
                                                                                    -----------------------------------------------
Total expenses ..................................................................        2,549,385         174,276        5,074,837
                                                                                    -----------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .................................         (158,024)        (83,143)        (696,100)
   Net expenses .................................................................        2,391,361          91,133        4,378,737
                                                                                    -----------------------------------------------
Net investment income (loss) ....................................................          891,596          (4,436)       2,821,307
                                                                                    -----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..............       41,802,527         136,129       64,940,810
                                                                                    -----------------------------------------------
Net realized gain and loss from investments .....................................       41,802,527         136,129       64,940,810
                                                                                    -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..............      (60,337,354)     (1,516,704)    (161,101,516)
   Forward foreign currency contracts ...........................................          (17,703)              0           (1,729)
                                                                                    -----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .............      (60,355,057)     (1,516,704)    (161,103,245)
                                                                                    -----------------------------------------------
Net realized and unrealized gain (loss) on investments ..........................      (18,552,530)     (1,380,575)     (96,162,435)
                                                                                    -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................   $  (17,660,934)  $  (1,385,011)  $  (93,341,128)
                                                                                    ===============================================

1 Net of foreign withholding taxes of ...........................................   $      164,465   $       5,117   $      377,619

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

32 Wells Fargo Advantage International Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                 EMERGING MARKETS EQUITY FUND
                                                                                            -------------------------------------
                                                                                                 For the
                                                                                            Six Months Ended        For the
                                                                                             March 31, 2008        Year Ended
                                                                                               (Unaudited)     September 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................................   $    261,556,470   $      248,317,649

OPERATIONS
   Net investment income (loss) .........................................................            891,596              133,195
   Net realized gain (loss) on investments ..............................................         41,802,527           59,332,700
   Net change in unrealized appreciation (depreciation) of investments ..................        (60,355,057)          33,577,511
                                                                                            -------------------------------------
Net increase (decrease) in net assets resulting from operations .........................        (17,660,934)          93,043,406
                                                                                            -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ............................................................................                  0             (169,255)
     Class B ............................................................................                  0                    0
     Class C ............................................................................                  0                    0
     Administrator Class ................................................................                  0             (322,155)
     Institutional Class ................................................................                 NA                   NA
   Net realized gain on sales of investments
     Class A ............................................................................                  0                    0
     Class B ............................................................................                  0                    0
     Class C ............................................................................                  0                    0
     Administrator Class ................................................................                  0                    0
     Institutional Class ................................................................                 NA                   NA
                                                                                            -------------------------------------
Total distributions to shareholders .....................................................                  0             (491,410)
                                                                                            -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................................         10,212,629           14,166,899
   Proceeds from redemption fees - Class A ..............................................             63,263                1,867
   Reinvestment of distributions - Class A ..............................................                  0              159,234
   Cost of shares redeemed - Class A ....................................................        (19,198,790)         (39,891,121)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class A ..............................................................         (8,922,898)         (25,563,121)
                                                                                            -------------------------------------
   Proceeds from shares sold - Class B ..................................................            354,402              941,502
   Proceeds from redemption fees - Class B ..............................................                730                   72
   Reinvestment of distributions - Class B ..............................................                  0                    0
   Cost of shares redeemed - Class B ....................................................         (1,243,399)          (2,059,491)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class B ..............................................................           (888,267)          (1,117,917)
                                                                                            -------------------------------------
   Proceeds from shares sold - Class C ..................................................            229,239              362,852
   Proceeds from redemption fees - Class C ..............................................                366                   33
   Reinvestment of distributions - Class C ..............................................                  0                    0
   Cost of shares redeemed - Class C ....................................................           (532,632)          (1,357,921)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class C ..............................................................           (303,027)            (995,036)
                                                                                            -------------------------------------
   Proceeds from shares sold - Administrator Class ......................................          3,399,759            6,587,277
   Proceeds from redemption fees - Administrator Class ..................................              9,631                  528
   Reinvestment of distributions - Administrator Class ..................................                  0              171,545
   Cost of shares redeemed - Administrator Class ........................................         (9,612,724)         (58,396,451)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Administrator Class ..................................................         (6,203,334)         (51,637,101)
                                                                                            -------------------------------------
   Proceeds from shares sold - Institutional Class ......................................                 NA                   NA
   Proceeds from redemption fees - Institutional Class ..................................                 NA                   NA
   Reinvestment of distributions - Institutional Class ..................................                 NA                   NA
   Cost of shares redeemed - Institutional Class ........................................                 NA                   NA
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Institutional Class ..................................................                 NA                    0
                                                                                            -------------------------------------
Net increase (decrease) in net assets resulting from capital share
  transaction - Total ...................................................................        (16,317,526)         (79,313,175)
                                                                                            -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................        (33,978,460)          13,238,821
                                                                                            =====================================
ENDING NET ASSETS .......................................................................   $    227,578,010   $      261,556,470
                                                                                            =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                              Wells Fargo Advantage International Stock Funds 33


                                                                                                    INTERNATIONAL CORE FUND
                                                                                            -------------------------------------
                                                                                                For the
                                                                                            Six Months Ended        For the
                                                                                             March 31, 2008        Year Ended
                                                                                              (Unaudited)      September 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................................   $     10,835,115   $        6,028,406

OPERATIONS
   Net investment income (loss) .........................................................             (4,436)              92,141
   Net realized gain (loss) on investments ..............................................            136,129              505,678
   Net change in unrealized appreciation (depreciation) of investments ..................         (1,516,704)           1,216,798
                                                                                            -------------------------------------
Net increase (decrease) in net assets resulting from operations .........................         (1,385,011)           1,814,617
                                                                                            -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ............................................................................            (57,048)             (26,932)
     Class B ............................................................................            (16,582)             (14,074)
     Class C ............................................................................             (5,278)              (2,635)
     Administrator Class ................................................................            (10,353)                   0
     Institutional Class ................................................................                 NA                   NA
   Net realized gain on sales of investments
     Class A ............................................................................           (290,982)             (65,183)
     Class B ............................................................................           (192,797)             (54,719)
     Class C ............................................................................            (62,682)             (13,918)
     Administrator Class ................................................................            (40,548)             (12,746)
     Institutional Class ................................................................                 NA                   NA
                                                                                            -------------------------------------
Total distributions to shareholders .....................................................           (676,270)            (190,207)
                                                                                            -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................................            904,568            2,650,858
   Proceeds from redemption fees - Class A ..............................................                  0                    0
   Reinvestment of distributions - Class A ..............................................            318,833               83,689
   Cost of shares redeemed - Class A ....................................................           (840,305)            (790,858)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class A ..............................................................            383,096            1,943,689
                                                                                            -------------------------------------
   Proceeds from shares sold - Class B ..................................................            406,562            1,056,047
   Proceeds from redemption fees - Class B ..............................................                  0                    0
   Reinvestment of distributions - Class B ..............................................            200,841               66,635
   Cost of shares redeemed - Class B ....................................................           (464,959)            (843,160)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class B ..............................................................            142,444              279,522
                                                                                            -------------------------------------
   Proceeds from shares sold - Class C ..................................................            100,809              443,549
   Proceeds from redemption fees - Class C ..............................................                  0                    0
   Reinvestment of distributions - Class C ..............................................             65,623               15,771
   Cost of shares redeemed - Class C ....................................................           (143,548)            (137,884)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class C ..............................................................             22,884              321,436
                                                                                            -------------------------------------
   Proceeds from shares sold - Administrator Class ......................................             41,767              637,000
   Proceeds from redemption fees - Administrator Class ..................................                  0                    0
   Reinvestment of distributions - Administrator Class ..................................              2,166                  652
   Cost of shares redeemed - Administrator Class ........................................            (41,682)                   0
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Administrator Class ..................................................              2,251              637,652
                                                                                            -------------------------------------
   Proceeds from shares sold - Institutional Class ......................................                 NA                   NA
   Proceeds from redemption fees - Institutional Class ..................................                 NA                   NA
   Reinvestment of distributions - Institutional Class ..................................                 NA                   NA
   Cost of shares redeemed - Institutional Class ........................................                 NA                   NA
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Institutional Class ..................................................                 NA                   NA
                                                                                            -------------------------------------
Net increase (decrease) in net assets resulting from capital share
  transaction - Total ...................................................................            550,675            3,182,299
                                                                                            -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................         (1,510,606)           4,806,709
                                                                                            =====================================
ENDING NET ASSETS .......................................................................   $      9,324,509   $       10,835,115
                                                                                            =====================================

                                                                                                   INTERNATIONAL EQUITY FUND
                                                                                            -------------------------------------
                                                                                                For the
                                                                                            Six Months Ended        For the
                                                                                             March 31, 2008        Year Ended
                                                                                               (Unaudited)     September 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................................   $    833,797,097   $      768,067,979

OPERATIONS
   Net investment income (loss) .........................................................          2,821,307           12,249,083
   Net realized gain (loss) on investments ..............................................         64,940,810          112,938,262
   Net change in unrealized appreciation (depreciation) of investments ..................       (161,103,245)          51,673,148
                                                                                            -------------------------------------
Net increase (decrease) in net assets resulting from operations .........................        (93,341,128)         176,860,493
                                                                                            -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ............................................................................           (808,160)            (525,276)
     Class B ............................................................................            (23,268)             (40,528)
     Class C ............................................................................            (12,549)              (7,656)
     Administrator Class ................................................................         (9,816,437)          (8,944,660)
     Institutional Class ................................................................         (1,221,357)                (146)
   Net realized gain on sales of investments
     Class A ............................................................................         (6,283,532)                   0
     Class B ............................................................................           (904,571)                   0
     Class C ............................................................................           (206,442)                   0
     Administrator Class ................................................................        (66,669,488)                   0
     Institutional Class ................................................................         (7,067,884)                   0
                                                                                            -------------------------------------
Total distributions to shareholders .....................................................        (93,013,688)          (9,518,266)
                                                                                            -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................................          3,501,121           11,760,660
   Proceeds from redemption fees - Class A ..............................................              1,705                  845
   Reinvestment of distributions - Class A ..............................................          6,762,140              505,289
   Cost of shares redeemed - Class A ....................................................         (6,018,864)         (13,369,452)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class A ..............................................................          4,246,102           (1,102,658)
                                                                                            -------------------------------------
   Proceeds from shares sold - Class B ..................................................            521,823            1,889,327
   Proceeds from redemption fees - Class B ..............................................                308                  112
   Reinvestment of distributions - Class B ..............................................            869,991               37,594
   Cost of shares redeemed - Class B ....................................................         (2,775,709)         (10,450,739)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class B ..............................................................         (1,383,587)          (8,523,706)
                                                                                            -------------------------------------
   Proceeds from shares sold - Class C ..................................................            176,664              308,710
   Proceeds from redemption fees - Class C ..............................................                 53                   14
   Reinvestment of distributions - Class C ..............................................            180,139                6,541
   Cost of shares redeemed - Class C ....................................................           (344,497)            (374,719)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class C ..............................................................             12,359              (59,454)
                                                                                            -------------------------------------
   Proceeds from shares sold - Administrator Class ......................................         42,009,877           66,102,133
   Proceeds from redemption fees - Administrator Class ..................................             19,006                5,175
   Reinvestment of distributions - Administrator Class ..................................         52,422,745            6,439,237
   Cost of shares redeemed - Administrator Class ........................................       (234,941,905)        (225,581,837)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Administrator Class ..................................................       (140,490,277)        (153,035,292)
                                                                                            -------------------------------------
   Proceeds from shares sold - Institutional Class ......................................          6,588,632           64,462,504
   Proceeds from redemption fees - Institutional Class ..................................              1,485                  494
   Reinvestment of distributions - Institutional Class ..................................          8,289,241                  146
   Cost of shares redeemed - Institutional Class ........................................           (153,133)          (3,355,143)
                                                                                            -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Institutional Class ..................................................         14,726,225           61,108,001
                                                                                            -------------------------------------
Net increase (decrease) in net assets resulting from capital share
  transaction - Total ...................................................................       (122,889,178)        (101,613,109)
                                                                                            -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................       (309,243,994)          65,729,118
                                                                                            =====================================
ENDING NET ASSETS .......................................................................   $    524,553,103   $      833,797,097
                                                                                            =====================================

34 Wells Fargo Advantage International Stock Funds

                                             Statements of Changes in Net Assets


                                                                                               EMERGING MARKETS EQUITY FUND
                                                                                          -------------------------------------
                                                                                              For the
                                                                                          Six Months Ended         For the
                                                                                           March 31, 2008        Year Ended
                                                                                             (Unaudited)     September 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..............................................................            211,917              363,671
   Shares issued in reinvestment of distributions - Class A ...........................                  0                4,242
   Shares redeemed - Class A ..........................................................           (400,474)          (1,021,653)
                                                                                          -------------------------------------
   Net increase (decrease) in shares outstanding - Class A ............................           (188,557)            (653,740)
                                                                                          -------------------------------------
   Shares sold - Class B ..............................................................              7,604               25,208
   Shares issued in reinvestment of distributions - Class B ...........................                  0                    0
   Shares redeemed - Class B ..........................................................            (27,203)             (54,089)
                                                                                          -------------------------------------
   Net increase (decrease) in shares outstanding - Class B ............................            (19,599)             (28,881)
                                                                                          -------------------------------------
   Shares sold - Class C ..............................................................              4,952                9,575
   Shares issued in reinvestment of distributions - Class C ...........................                  0                    0
   Shares redeemed - Class C ..........................................................            (11,818)             (35,671)
                                                                                          -------------------------------------
   Net increase (decrease) in shares outstanding - Class C ............................             (6,866)             (26,096)
                                                                                          -------------------------------------
   Shares sold - Administrator Class ..................................................             71,248              179,429
   Shares issued in reinvestment of distributions - Administrator Class ...............                  0                4,581
   Shares redeemed - Administrator Class ..............................................           (200,525)          (1,535,388)
                                                                                          -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ................           (129,277)          (1,351,378)
                                                                                          -------------------------------------
   Shares sold - Institutional Class ..................................................                 NA                   NA
   Shares issued in reinvestment of distributions - Institutional Class ...............                 NA                   NA
   Shares redeemed - Institutional Class ..............................................                 NA                   NA
                                                                                          -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ................                 NA                   NA
                                                                                          -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................................           (344,299)          (2,060,095)
                                                                                          =====================================

Ending balance of undistributed net investment income (loss) ..........................   $        210,850   $         (680,746)
                                                                                          -------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                              Wells Fargo Advantage International Stock Funds 35


                                                             INTERNATIONAL CORE FUND                INTERNATIONAL EQUITY FUND
                                                      -------------------------------------   -------------------------------------
                                                           For the                                 For the
                                                      Six Months Ended         For the        Six Months Ended         For the
                                                       March 31, 2008        Year Ended        March 31, 2008        Year Ended
                                                         (Unaudited)     September 30, 2007      (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..........................             59,342              172,374            201,445              651,487
   Shares issued in reinvestment of distributions -
      Class A .....................................             20,683                5,637            401,135               29,497
   Shares redeemed - Class A ......................            (54,151)             (50,392)          (353,992)            (748,328)
                                                      -----------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
      Class A .....................................             25,874              127,619            248,588              (67,344)
                                                      -----------------------------------------------------------------------------
   Shares sold - Class B ..........................             25,786               69,455             31,584              111,916
   Shares issued in reinvestment of distributions -
      Class B .....................................             13,298                4,565             54,573                2,295
   Shares redeemed - Class B ......................            (31,442)             (55,419)          (169,308)            (614,088)
                                                      -----------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
      Class B .....................................              7,642               18,601            (83,151)            (499,877)
                                                      -----------------------------------------------------------------------------
   Shares sold - Class C ..........................              6,403               29,046             10,632               18,253
   Shares issued in reinvestment of distributions -
      Class C .....................................              4,319                1,076             11,352                  401
   Shares redeemed - Class C ......................             (9,967)              (9,094)           (21,854)             (21,886)
                                                      -----------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
      Class C .....................................                755               21,028                130               (3,232)
                                                      -----------------------------------------------------------------------------
   Shares sold - Administrator Class ..............              2,667               43,917          2,675,563            3,703,238
   Shares issued in reinvestment of distributions -
      Administrator Class .........................                139                   44          3,112,329              376,784
   Shares redeemed - Administrator Class ..........             (2,461)                   0        (14,914,989)         (12,618,050)
                                                      -----------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
   Administrator Class ............................                345               43,961         (9,127,097)          (8,538,028)
                                                      -----------------------------------------------------------------------------
   Shares sold - Institutional Class ..............                 NA                   NA            421,450            3,757,802
   Shares issued in reinvestment of distributions -
      Institutional Class .........................                 NA                   NA            491,977                    9
   Shares redeemed - Institutional Class ..........                 NA                   NA             (7,812)            (180,484)
                                                      -----------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
      Institutional Class .........................                 NA                   NA            905,615            3,577,327
                                                      -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ......             34,616              211,209         (8,055,915)          (5,531,154)
                                                      =============================================================================

Ending balance of undistributed net investment
   income (loss) ..................................   $        (31,480)  $           62,217   $      1,151,094   $       10,211,558
                                                      -----------------------------------------------------------------------------

36 Wells Fargo Advantage International Stock Funds          Financial Highlights


                                                                         Beginning                    Net Realized    Distributions
                                                                         Net Asset        Net        and Unrealized      from Net
                                                                         Value Per     Investment     Gain (Loss)       Investment
                                                                           Share     Income (Loss)   on Investments       Income
------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ........................    $ 47.97         0.17 4          (3.60)           0.00
October 1, 2006 to September 30, 2007 ................................    $ 33.06         0.02 4          14.93           (0.04)
October 1, 2005 to September 30, 2006 ................................    $ 27.59         0.58             5.40           (0.51)
October 1, 2004 to September 30, 2005 ................................    $ 20.62         0.13 4           6.84            0.00
October 1, 2003 to September 30, 2004 ................................    $ 17.76         0.00 4           2.86            0.00
July 1, 2003 to September 30, 2003 5 .................................    $ 15.27         0.02 4           2.47            0.00
July 1, 2002 to June 30, 2003 ........................................    $ 14.50         0.00             0.77            0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ........................    $ 46.55        (0.02) 4         (3.48)           0.00
October 1, 2006 to September 30, 2007 ................................    $ 32.29        (0.27) 4         14.53            0.00
October 1, 2005 to September 30, 2006 ................................    $ 27.02         0.30             5.33           (0.36)
October 1, 2004 to September 30, 2005 ................................    $ 20.34        (0.03) 4          6.71            0.00
October 1, 2003 to September 30, 2004 ................................    $ 17.62        (0.13) 4          2.85            0.00
July 1, 2003 to September 30, 2003 5 .................................    $ 15.18        (0.02) 4          2.46            0.00
July 1, 2002 to June 30, 2003 ........................................    $ 14.52         0.10             0.56            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ........................    $ 46.37        (0.02) 4         (3.46)           0.00
October 1, 2006 to September 30, 2007 ................................    $ 32.17        (0.27) 4         14.47            0.00
October 1, 2005 to September 30, 2006 ................................    $ 26.87         0.31             5.28           (0.29)
October 1, 2004 to September 30, 2005 ................................    $ 20.24        (0.05) 4          6.68            0.00
October 1, 2003 to September 30, 2004 ................................    $ 17.56        (0.14) 4          2.82            0.00
July 1, 2003 to September 30, 2003 5 .................................    $ 15.12        (0.02) 4          2.46            0.00
July 1, 2002 to June 30, 2003 ........................................    $ 14.48         0.02             0.62            0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ........................    $ 47.96         0.23 4          (3.59)           0.00
October 1, 2006 to September 30, 2007 ................................    $ 33.04         0.07 4          14.99           (0.14)
October 1, 2005 to September 30, 2006 ................................    $ 27.58         0.69             5.36           (0.59)
October 1, 2004 to September 30, 2005 ................................    $ 20.55         0.22 4           6.81            0.00
October 1, 2003 to September 30, 2004 ................................    $ 17.64         0.06 4           2.85            0.00
July 1, 2003 to September 30, 2003 5 .................................    $ 15.16         0.03 4           2.45            0.00
July 1, 2002 to June 30, 2003 ........................................    $ 14.41         0.30             0.54           (0.09)

INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ........................    $ 17.04         0.02 4          (2.09)          (0.17)
October 1, 2006 to September 30, 2007 ................................    $ 14.15         0.17             3.13           (0.12)
October 1, 2005 to September 30, 2006 ................................    $ 13.98         0.16             1.58           (0.12)
January 1, 2005 to September 30, 2005 ................................    $ 13.16         0.11             0.74            0.00
January 1, 2004 to December 31, 2004 .................................    $ 11.47         0.28 4           1.93           (0.25)
January 1, 2003 to December 31, 2003 .................................    $  8.84         0.18 4           2.59           (0.14)
January 1, 2002 to December 31, 2002 .................................    $ 10.41        (0.06) 4         (1.51)           0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ........................    $ 16.69        (0.04) 4         (2.05)          (0.07)
October 1, 2006 to September 30, 2007 ................................    $ 13.93         0.08             3.04           (0.07)
October 1, 2005 to September 30, 2006 ................................    $ 13.90         0.08             1.54           (0.14)
January 1, 2005 to September 30, 2005 ................................    $ 13.13         0.14             0.66            0.00
January 1, 2004 to December 31, 2004 .................................    $ 11.45         0.28 4           1.92           (0.25)
January 1, 2003 to December 31, 2003 .................................    $  8.82         0.20 4           2.58           (0.15)
January 1, 2002 to December 31, 2002 .................................    $ 10.40        (0.08) 4         (1.50)           0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Calculated based upon average shares outstanding.

5     The Fund changed its year end from June 30 to September 30.

6     Amount calculated is less than 0.005%.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights          Wells Fargo Advantage International Stock Funds 37


                                                                          Ending       Ratio to Average Net Assets (Annualized) 1
                                                        Distributions   Net Asset   -----------------------------------------------
                                                          from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                       Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......        0.00        $ 44.54         0.69%         2.01%     (0.11)%    1.90%
October 1, 2006 to September 30, 2007 ...............        0.00        $ 47.97         0.06%         2.04%     (0.14)%    1.90%
October 1, 2005 to September 30, 2006 ...............        0.00        $ 33.06         1.87%         2.01%     (0.11)%    1.90%
October 1, 2004 to September 30, 2005 ...............        0.00        $ 27.59         0.54%         2.03%     (0.13)%    1.90%
October 1, 2003 to September 30, 2004 ...............        0.00        $ 20.62         0.00%         2.01%     (0.11)%    1.90%
July 1, 2003 to September 30, 2003 5 ................        0.00        $ 17.76         0.42%         2.03%     (0.15)%    1.88%
July 1, 2002 to June 30, 2003 .......................        0.00        $ 15.27        (1.65)%        2.18%      0.00%     2.18%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......        0.00        $ 43.05        (0.11)%        2.75%     (0.10)%    2.65%
October 1, 2006 to September 30, 2007 ...............        0.00        $ 46.55        (0.70)%        2.79%     (0.14)%    2.65%
October 1, 2005 to September 30, 2006 ...............        0.00        $ 32.29         0.89%         2.76%     (0.11)%    2.65%
October 1, 2004 to September 30, 2005 ...............        0.00        $ 27.02        (0.12)%        2.77%     (0.12)%    2.65%
October 1, 2003 to September 30, 2004 ...............        0.00        $ 20.34        (0.64)%        2.77%     (0.12)%    2.65%
July 1, 2003 to September 30, 2003 5 ................        0.00        $ 17.62        (0.45)%        2.79%     (0.15)%    2.64%
July 1, 2002 to June 30, 2003 .......................        0.00        $ 15.18         1.59%         2.78%     (0.45)%    2.33%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......        0.00        $ 42.89        (0.09)%        2.75%     (0.10)%    2.65%
October 1, 2006 to September 30, 2007 ...............        0.00        $ 46.37        (0.70)%        2.79%     (0.14)%    2.65%
October 1, 2005 to September 30, 2006 ...............        0.00        $ 32.17         1.00%         2.76%     (0.11)%    2.65%
October 1, 2004 to September 30, 2005 ...............        0.00        $ 26.87        (0.20)%        2.77%     (0.12)%    2.65%
October 1, 2003 to September 30, 2004 ...............        0.00        $ 20.24        (0.71)%        2.77%     (0.12)%    2.65%
July 1, 2003 to September 30, 2003 5 ................        0.00        $ 17.56        (0.39)%        2.79%     (0.15)%    2.64%
July 1, 2002 to June 30, 2003 .......................        0.00        $ 15.12        (3.00)%        3.53%     (0.14)%    3.39%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......        0.00        $ 44.60         0.96%         1.82%     (0.22)%    1.60%
October 1, 2006 to September 30, 2007 ...............        0.00        $ 47.96         0.18%         1.86%     (0.26)%    1.60%
October 1, 2005 to September 30, 2006 ...............        0.00        $ 33.04         2.10%         1.83%     (0.23)%    1.60%
October 1, 2004 to September 30, 2005 ...............        0.00        $ 27.58         0.92%         1.76%     (0.16)%    1.60%
October 1, 2003 to September 30, 2004 ...............        0.00        $ 20.55         0.30%         1.69%     (0.09)%    1.60%
July 1, 2003 to September 30, 2003 5 ................        0.00        $ 17.64         0.73%         1.70%     (0.15)%    1.55%
July 1, 2002 to June 30, 2003 .......................        0.00        $ 15.16         2.43%         2.16%     (0.64)%    1.52%

INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......       (0.90)       $ 13.90         0.23%         3.14%     (1.64)%    1.50%
October 1, 2006 to September 30, 2007 ...............       (0.29)       $ 17.04         1.37%         2.78%     (1.28)%    1.50%
October 1, 2005 to September 30, 2006 ...............       (1.45)       $ 14.15         1.61%         4.04%     (2.54)%    1.50%
January 1, 2005 to September 30, 2005 ...............       (0.03)       $ 13.98         1.82%         5.94%     (4.96)%    0.98%
January 1, 2004 to December 31, 2004 ................       (0.27)       $ 13.16         2.33%         4.78%     (4.77)%    0.01%
January 1, 2003 to December 31, 2003 ................        0.00        $ 11.47         1.78%         7.65%     (7.64)%    0.01%
January 1, 2002 to December 31, 2002 ................        0.00        $  8.84        (0.58)%       52.39%    (50.18)%    2.21%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......       (0.90)       $ 13.63        (0.55)%        3.88%     (1.63)%    2.25%
October 1, 2006 to September 30, 2007 ...............       (0.29)       $ 16.69         0.55%         3.53%     (1.28)%    2.25%
October 1, 2005 to September 30, 2006 ...............       (1.45)       $ 13.93         0.72%         4.86%     (2.61)%    2.25%
January 1, 2005 to September 30, 2005 ...............       (0.03)       $ 13.90         1.58%         6.88%     (5.44)%    1.44%
January 1, 2004 to December 31, 2004 ................       (0.27)       $ 13.13         2.32%         5.52%     (5.52)%    0.00% 6
January 1, 2003 to December 31, 2003 ................        0.00        $ 11.45         2.01%         8.58%     (8.58)%    0.00%
January 1, 2002 to December 31, 2002 ................        0.00        $  8.82        (0.83)%       52.04%    (49.66)%    2.38%

                                                                   Portfolio    Net Assets at
                                                          Total     Turnover    End of Period
                                                        Return 2      Rate     (000's omitted)
-----------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
-----------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......     (7.15)%      86%       $   181,474
October 1, 2006 to September 30, 2007 ...............     45.23%      149%       $   204,496
October 1, 2005 to September 30, 2006 ...............     21.95%      103%       $   162,525
October 1, 2004 to September 30, 2005 ...............     33.80%      184%       $   157,107
October 1, 2003 to September 30, 2004 ...............     16.04%      225%       $   139,880
July 1, 2003 to September 30, 2003 5 ................     16.37%       49%       $   117,842
July 1, 2002 to June 30, 2003 .......................      5.33%      210%       $   105,512

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......     (7.52)%      86%       $     6,326
October 1, 2006 to September 30, 2007 ...............     44.16%      149%       $     7,752
October 1, 2005 to September 30, 2006 ...............     21.01%      103%       $     6,310
October 1, 2004 to September 30, 2005 ...............     32.84%      184%       $     4,242
October 1, 2003 to September 30, 2004 ...............     15.37%      225%       $     2,781
July 1, 2003 to September 30, 2003 5 ................     16.06%       49%       $       290
July 1, 2002 to June 30, 2003 .......................      4.64%      210%       $        28

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......     (7.50)%      86%       $     2,749
October 1, 2006 to September 30, 2007 ...............     44.14%      149%       $     3,290
October 1, 2005 to September 30, 2006 ...............     20.96%      103%       $     3,122
October 1, 2004 to September 30, 2005 ...............     32.76%      184%       $     2,632
October 1, 2003 to September 30, 2004 ...............     15.26%      225%       $     2,449
July 1, 2003 to September 30, 2003 5 ................     16.14%       49%       $       519
July 1, 2002 to June 30, 2003 .......................      4.37%      210%       $        59

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......     (7.01)%      86%       $    37,030
October 1, 2006 to September 30, 2007 ...............     45.73%      149%       $    46,018
October 1, 2005 to September 30, 2006 ...............     22.26%      103%       $    76,362
October 1, 2004 to September 30, 2005 ...............     34.21%      184%       $    73,406
October 1, 2003 to September 30, 2004 ...............     16.43%      225%       $    50,376
July 1, 2003 to September 30, 2003 5 ................     16.42%       49%       $    29,273
July 1, 2002 to June 30, 2003 .......................      5.79%      210%       $    25,784

INTERNATIONAL CORE FUND
-----------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......    (12.66)%      25%       $     4,830
October 1, 2006 to September 30, 2007 ...............     23.68%       61%       $     5,478
October 1, 2005 to September 30, 2006 ...............     13.75%       36%       $     2,745
January 1, 2005 to September 30, 2005 ...............      6.48%       37%       $     1,299
January 1, 2004 to December 31, 2004 ................     19.38%       28%       $       757
January 1, 2003 to December 31, 2003 ................     31.38%       88%       $       585
January 1, 2002 to December 31, 2002 ................    (15.08)%      47%       $       161

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......    (13.03)%      25%       $     2,918
October 1, 2006 to September 30, 2007 ...............     22.81%       61%       $     3,444
October 1, 2005 to September 30, 2006 ...............     12.93%       36%       $     2,616
January 1, 2005 to September 30, 2005 ...............      6.11%       37%       $     1,702
January 1, 2004 to December 31, 2004 ................     19.32%       28%       $     1,218
January 1, 2003 to December 31, 2003 ................     31.58%       88%       $       727
January 1, 2002 to December 31, 2002 ................    (15.19)%      47%       $       289

38 Wells Fargo Advantage International Stock Funds          Financial Highlights


                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net
                                                    Value Per    Investment       Gain (Loss)      Investment
                                                      Share     Income (Loss)   on Investments       Income
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND (continued)
--------------------------------------------------------------------------------------------------------------
Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...    $ 16.78      (0.04) 4          (2.05)           (0.07)
October 1, 2006 to September 30, 2007 ...........    $ 13.97       0.07              3.08            (0.05)
October 1, 2005 to September 30, 2006 ...........    $ 13.88       0.05              1.58            (0.09)
January 1, 2005 to September 30, 2005 ...........    $ 13.12       0.11              0.68             0.00
January 1, 2004 to December 31, 2004 ............    $ 11.43       0.28 4            1.93            (0.25)
January 1, 2003 to December 31, 2003 ............    $  8.82       0.21 4            2.57            (0.17)
January 1, 2002 to December 31, 2002 ............    $ 10.40      (0.06) 4          (1.52)            0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    $ 17.26       0.04 4           (2.10)           (0.23)
October 1, 2006 to September 30, 2007 ...........    $ 14.19       0.43              2.93             0.00
October 1, 2005 to September 30, 2006 ...........    $ 13.99       0.24              1.52            (0.11)
April 11, 2005 to September 30, 2005 3 ..........    $ 13.23       0.08              0.68             0.00

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...    $ 19.49       0.06 4           (2.22)           (0.23)
October 1, 2006 to September 30, 2007 ...........    $ 15.91       0.24 4            3.51            (0.17)
October 1, 2005 to September 30, 2006 ...........    $ 13.69       0.17 4            2.20            (0.15)
October 1, 2004 to September 30, 2005 ...........    $ 11.09       0.17              2.43            (0.00)
October 1, 2003 to September 30, 2004 ...........    $  9.88       0.04 4            1.23            (0.06)
October 1, 2002 to September 30, 2003 ...........    $  8.46       0.04 4            1.38             0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ...    $ 18.52      (0.01) 4          (2.10)           (0.05)
October 1, 2006 to September 30, 2007 ...........    $ 15.13       0.07 4            3.36            (0.04)
October 1, 2005 to September 30, 2006 ...........    $ 13.03       0.07 4            2.08            (0.05)
October 1, 2004 to September 30, 2005 ...........    $ 10.62       0.07              2.34            (0.00)
October 1, 2003 to September 30, 2004 ...........    $  9.48      (0.05) 4           1.19             0.00
October 1, 2002 to September 30, 2003 ...........    $  8.19      (0.03) 4           1.32             0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...    $ 18.46      (0.01) 4          (2.09)           (0.11)
October 1, 2006 to September 30, 2007 ...........    $ 15.10       0.09 4            3.34            (0.07)
October 1, 2005 to September 30, 2006 ...........    $ 13.00       0.07 4            2.09            (0.06)
October 1, 2004 to September 30, 2005 ...........    $ 10.60       0.06              2.34             0.00
October 1, 2003 to September 30, 2004 ...........    $  9.47      (0.04) 4           1.17             0.00
October 1, 2002 to September 30, 2003 ...........    $  8.18      (0.02) 4           1.31             0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    $ 19.48       0.07 4           (2.21)           (0.27)
October 1, 2006 to September 30, 2007 ...........    $ 15.90       0.26 4            3.53            (0.21)
October 1, 2005 to September 30, 2006 ...........    $ 13.69       0.23 4            2.17            (0.19)
October 1, 2004 to September 30, 2005 ...........    $ 11.08       0.17              2.48            (0.04)
October 1, 2003 to September 30, 2004 ...........    $  9.87       0.07 4            1.22            (0.08)
October 1, 2002 to September 30, 2003 ...........    $  8.46       0.08 4            1.34            (0.01)

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    $ 19.50       0.10 4           (2.22)           (0.31)
October 1, 2006 to September 30, 2007 ...........    $ 15.91       0.45 4            3.37            (0.23)
August 31, 2006 3 to September 30, 2006 .........    $ 15.84       0.02 4            0.05             0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights          Wells Fargo Advantage International Stock Funds 39


                                                                      Ending       Ratio to Average Net Assets (Annualized) 1
                                                     Distributions   Net Asset   -----------------------------------------------
                                                       from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                    Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND (continued)
--------------------------------------------------------------------------------------------------------------------------------
Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...       (0.90)        $ 13.72        (0.56)%        3.88%     (1.63)%    2.25%
October 1, 2006 to September 30, 2007 ...........       (0.29)        $ 16.78         0.56%         3.53%     (1.28)%    2.25%
October 1, 2005 to September 30, 2006 ...........       (1.45)        $ 13.97         0.77%         4.87%     (2.62)%    2.25%
January 1, 2005 to September 30, 2005 ...........       (0.03)        $ 13.88         1.51%         6.73%     (5.34)%    1.40%
January 1, 2004 to December 31, 2004 ............       (0.27)        $ 13.12         2.31%         5.51%     (5.51)%    0.00% 6
January 1, 2003 to December 31, 2003 ............        0.00         $ 11.43         2.15%         8.36%     (8.35)%    0.01%
January 1, 2002 to December 31, 2002 ............        0.00         $  8.82        (0.68)%       52.54%    (50.13)%    2.41%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...       (0.90)        $ 14.07         0.47%         2.98%     (1.73)%    1.25%
October 1, 2006 to September 30, 2007 ...........       (0.29)        $ 17.26         1.57%         2.66%     (1.41)%    1.25%
October 1, 2005 to September 30, 2006 ...........       (1.45)        $ 14.19         1.95%         4.01%     (2.76)%    1.25%
April 11, 2005 to September 30, 2005 3 ..........        0.00         $ 13.99         1.53%         5.60%     (4.18)%    1.41%

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...       (1.98)        $ 15.12         0.67%         1.67%     (0.17)%    1.50%
October 1, 2006 to September 30, 2007 ...........        0.00         $ 19.49         1.32%         1.70%     (0.20)%    1.50%
October 1, 2005 to September 30, 2006 ...........        0.00         $ 15.91         1.16%         1.67%     (0.17)%    1.50%
October 1, 2004 to September 30, 2005 ...........        0.00         $ 13.69         1.24%         1.66%     (0.16)%    1.50%
October 1, 2003 to September 30, 2004 ...........        0.00         $ 11.09         0.36%         1.71%     (0.21)%    1.50%
October 1, 2002 to September 30, 2003 ...........        0.00         $  9.88         0.42%         1.76%     (0.26)%    1.50%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ...       (1.98)        $ 14.38        (0.10)%        2.42%     (0.17)%    2.25%
October 1, 2006 to September 30, 2007 ...........        0.00         $ 18.52         0.39%         2.45%     (0.20)%    2.25%
October 1, 2005 to September 30, 2006 ...........        0.00         $ 15.13         0.49%         2.42%     (0.17)%    2.25%
October 1, 2004 to September 30, 2005 ...........        0.00         $ 13.03         0.49%         2.41%     (0.16)%    2.25%
October 1, 2003 to September 30, 2004 ...........        0.00         $ 10.62        (0.43)%        2.46%     (0.21)%    2.25%
October 1, 2002 to September 30, 2003 ...........        0.00         $  9.48        (0.31)%        2.82%     (0.57)%    2.25%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...       (1.98)        $ 14.27        (0.10)%        2.41%     (0.16)%    2.25%
October 1, 2006 to September 30, 2007 ...........        0.00         $ 18.46         0.54%         2.45%     (0.20)%    2.25%
October 1, 2005 to September 30, 2006 ...........        0.00         $ 15.10         0.49%         2.42%     (0.17)%    2.25%
October 1, 2004 to September 30, 2005 ...........        0.00         $ 13.00         0.42%         2.41%     (0.16)%    2.25%
October 1, 2003 to September 30, 2004 ...........        0.00         $ 10.60        (0.39)%        2.45%     (0.20)%    2.25%
October 1, 2002 to September 30, 2003 ...........        0.00         $  9.47        (0.27)%        2.70%     (0.45)%    2.25%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...       (1.98)        $ 15.09         0.80%         1.49%     (0.24)%    1.25%
October 1, 2006 to September 30, 2007 ...........        0.00         $ 19.48         1.48%         1.52%     (0.27)%    1.25%
October 1, 2005 to September 30, 2006 ...........        0.00         $ 15.90         1.52%         1.49%     (0.24)%    1.25%
October 1, 2004 to September 30, 2005 ...........        0.00         $ 13.69         1.54%         1.41%     (0.16)%    1.25%
October 1, 2003 to September 30, 2004 ...........        0.00         $ 11.08         0.64%         1.38%     (0.13)%    1.25%
October 1, 2002 to September 30, 2003                    0.00         $  9.87         0.76%         1.34%     (0.09)%    1.25%

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ...       (1.98)        $ 15.09         1.16%         1.22%     (0.17)%    1.05%
October 1, 2006 to September 30, 2007 ...........        0.00         $ 19.50         2.43%         1.22%     (0.17)%    1.05%
August 31, 2006 3 to September 30, 2006 .........        0.00         $ 15.91         1.77%         1.29%     (0.40)%    0.89%

                                                                Portfolio    Net Assets at
                                                      Total      Turnover    End of Period
                                                     Return 2     Rate 3    (000's omitted)
--------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND (continued)
-------------------------------------------------------------------------------------------
Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...    (12.96)%      25%        $       924
October 1, 2006 to September 30, 2007 ...........     22.95%       61%        $     1,118
October 1, 2005 to September 30, 2006 ...........     12.99%       36%        $       637
January 1, 2005 to September 30, 2005 ...........      6.04%       37%        $       325
January 1, 2004 to December 31, 2004 ............     19.44%       28%        $       317
January 1, 2003 to December 31, 2003 ............     31.52%       88%        $       183
January 1, 2002 to December 31, 2002 ............    (15.19)%      47%        $       150

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    (12.52)%      25%        $       653
October 1, 2006 to September 30, 2007 ...........     24.00%       61%        $       795
October 1, 2005 to September 30, 2006 ...........     13.95%       36%        $        30
April 11, 2005 to September 30, 2005 3 ..........      5.74%      106%        $        16

INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...    (12.13)%      24%        $    52,399
October 1, 2006 to September 30, 2007 ...........     23.68%       49%        $    62,693
October 1, 2005 to September 30, 2006 ...........     17.50%       44%        $    52,243
October 1, 2004 to September 30, 2005 ...........     23.48%       46%        $    57,496
October 1, 2003 to September 30, 2004 ...........     12.89%      112%        $    56,108
October 1, 2002 to September 30, 2003 ...........     16.78%       73%        $    52,762

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ...    (12.46)%      24%        $     6,242
October 1, 2006 to September 30, 2007 ...........     22.73%       49%        $     9,579
October 1, 2005 to September 30, 2006 ...........     16.57%       44%        $    15,385
October 1, 2004 to September 30, 2005 ...........     22.69%       46%        $    14,653
October 1, 2003 to September 30, 2004 ...........     12.03%      112%        $    14,796
October 1, 2002 to September 30, 2003                 15.75%       73%        $    20,149

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...    (12.46)%      24%        $     1,518
October 1, 2006 to September 30, 2007 ...........     22.76%       49%        $     1,961
October 1, 2005 to September 30, 2006 ...........     16.65%       44%        $     1,652
October 1, 2004 to September 30, 2005 ...........     22.64%       46%        $     1,512
October 1, 2003 to September 30, 2004 ...........     11.93%      112%        $     1,618
October 1, 2002 to September 30, 2003 ...........     15.77%       73%        $     2,530

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    (12.04)%      24%        $   396,728
October 1, 2006 to September 30, 2007 ...........     24.00%       49%        $   689,808
October 1, 2005 to September 30, 2006 ...........     17.74%       44%        $   698,778
October 1, 2004 to September 30, 2005 ...........     23.94%       46%        $   594,488
October 1, 2003 to September 30, 2004 ...........     13.11%      112%        $   394,649
October 1, 2002 to September 30, 2003 ...........     16.83%       73%        $   266,099

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    (11.95)%      24%        $    67,667
October 1, 2006 to September 30, 2007 ...........     24.22%       49%        $    69,756
August 31, 2006 3 to September 30, 2006 .........      0.44%       44%        $        10

40 Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Emerging Markets Equity Fund (formerly named the Emerging Markets Focus Fund), International Core Fund and International Equity Fund.

Emerging Markets Equity, International Core and International Equity Funds are each a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to

Notes to Financial Statements

                              Wells Fargo Advantage International Stock Funds 41


materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

42 Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2008.

Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

-------------------------------------------------------------------------------
                                                                  Capital Loss
Fund                                           Expiration Year    Carryforwards
-------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND                        2008          $    557,294
                                                    2009             5,094,659
                                                    2010            14,971,904
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                           2009             2,139,280
                                                    2010            12,723,404
                                                    2011             1,709,784
-------------------------------------------------------------------------------

At September 30, 2007, current year deferred post-October currency losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

-------------------------------------------------------------------------------
                                                                    Deferred
                                                                  Post-October
Fund                                                              Currency Loss
-------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND                                       $  685,011
-------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                                                16,675
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                             367,313
-------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of March 31, 2008, outstanding forward contracts were as follows:

-----------------------------------------------------------------------------------------------------------------
                                 Currency                                            Currency      Net Unrealized
                               Amount to be                                         Amount to be    Appreciation
Fund                             Received      Type of Currency   Settlement Date    Delivered     (Depreciation)
-----------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND     13,326,928   South Africa Rand      04/01/2008     $ 1,643,271      $ (17,703)
-----------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND             8,992      Brazil Real         04/01/2008           5,125            (51)
                                    242,505   Switzerland Franc      04/01/2008         244,190            564
                                    156,368         Euro             04/01/2008         246,867             40
                                    110,052         Euro             04/01/2008         173,746           (213)
                                  1,411,194    Hong Kong Dollar      04/01/2008         181,326             13
                                 40,723,478     Japanese Yen         04/01/2008         408,542         (1,729)
                                 23,606,826     Japanese Yen         04/01/2008         236,826            332
                                 14,686,196     Japanese Yen         04/01/2008         147,333           (489)
                                    684,047     Norway Krone         04/01/2008         134,328           (194)
-----------------------------------------------------------------------------------------------------------------

Notes to Financial Statements

                              Wells Fargo Advantage International Stock Funds 43


SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on domestic securities lending activities in Emerging Markets Equity Fund. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at March 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2008, the following funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

-------------------------------------------------------------------------------
Fund                                    Defaulted SIVs ($MV)    % of Net Assets
-------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND                 $ 994,595               0.44%
-------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds

44 Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

----------------------------------------------------------------------------------------------------------------------------
                                                      Advisory                                                 Subadvisory
                                                     Fees (% of                                                 Fees (% of
                                Average Daily       Average Daily                           Average Daily      Average Daily
Fund                              Net Assets         Net Assets)        Subadviser           Net Assets         Net Assets)
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND   First $500 million        1.100         Wells Capital      First $100 million       0.650
                                Next $500 million        1.050          Management         Next $100 million       0.550
                                  Next $2 billion        1.000         Incorporated        Over $200 million       0.450
                                  Next $2 billion        0.975
                                  Over $5 billion        0.950
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND        First $500 million        0.950           New Star          First $50 million       0.350
                                Next $500 million        0.900         Institutional       Next $500 million       0.290
                                  Next $2 billion        0.850           Managers          Over $550 million       0.200
                                  Next $2 billion        0.825           Limited
                                  Over $5 billion        0.800
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      First $500 million        0.950      Artisan Partners LP   First $250 million       0.700
                                Next $500 million        0.900                             Over $250 million       0.500
                                  Next $2 billion        0.850
                                  Next $2 billion        0.825           LSV Asset        First $150 million       0.350
                                  Over $5 billion        0.800          Management         Next $350 million       0.400
                                                                                           Next $250 million       0.350
                                                                                           Next $250 million       0.325
                                                                                             Over $1 billion       0.300

                                                                         New Star          First $50 million       0.350
                                                                      Institutional        Next $500 million       0.290
                                                                     Managers Limited      Over $550 million       0.200
----------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------------------------
                                                     Admin Fees For                 Admin Fees
                                                  International Core Fund Only    For Other Funds
                                Average Daily            (% of Average             (% of Average
Fund                             Net Assets            Daily Net Assets)         Daily Net Assets)
--------------------------------------------------------------------------------------------------
Fund Level                     First $5 billion              0.05                      0.05
                                Next $5 billion              0.04                      0.04
                               Over $10 billion              0.03                      0.03
--------------------------------------------------------------------------------------------------
Class A                        All asset levels              0.23                      0.28
--------------------------------------------------------------------------------------------------
Class B                        All asset levels              0.23                      0.28
--------------------------------------------------------------------------------------------------
Class C                        All asset levels              0.23                      0.28
--------------------------------------------------------------------------------------------------
Administrator Class            All asset levels              0.10                      0.10
--------------------------------------------------------------------------------------------------
Institutional Class            All asset levels               N/A                      0.08
--------------------------------------------------------------------------------------------------

The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

Notes to Financial Statements

                              Wells Fargo Advantage International Stock Funds 45


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
FUND                                                            Daily Net Assets
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND                                          0.25
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                                               0.10
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                             0.10
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                  % of Average
SHARE CLASS                                                     Daily Net Assets
--------------------------------------------------------------------------------
Class A, Class B, Class C and Administrator Class                     0.25%
--------------------------------------------------------------------------------

For the period ended March 31, 2008, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------
                                                                  Administrator
Fund                               Class A    Class B   Class C       Class
--------------------------------------------------------------------------------
EMERGING MARKET EQUITY FUND       $251,134   $ 9,173    $3,844      $ 52,662
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND              6,392     4,063     1,306           890
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND           72,119     9,759     2,167       691,355
--------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended March 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended March 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended March 31, 2008, were as follows:

------------------------------------------------------------------------------------------------
                                                   Net Operating Expense Ratios
                                                   ----------------------------
Fund                               Class A    Class B   Class C   Administrator   Institutional
------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND        1.90%      2.65%     2.65%        1.60%             NA
------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND             1.50%      2.25%     2.25%        1.25%             NA
------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND           1.50%      2.25%     2.25%        1.25%           1.05%
------------------------------------------------------------------------------------------------

46 Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
FUND                                         Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
EMERGING MARKET EQUITY FUND                    $ 190,622,737      $ 206,136,464
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                            2,553,637          2,472,773
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                        161,762,420        364,700,874
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the period ended March 31, 2008, the Emerging Markets Equity Fund and International Core Fund had no borrowings under the agreement, while the International Equity Fund had minimal borrowings.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' advisor has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

Notes to Financial Statements

                              Wells Fargo Advantage International Stock Funds 47


8. MISCELLANEOUS

FOREIGN TAXES PAYABLE

Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since its inception date, the Wells Fargo Advantage Emerging Markets Equity Fund (the "Focus Fund"), as successor to the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund, has been assessed approximately $590,000. The Fund filed an administrative appeal to this assessment in April 2003.

In 2003, the Focus Fund received a demand for half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and pursuant to an agreement reached that year, the Focus Fund made such payment. The Focus Fund made the determination to accrue the entire amount at issue as a tax expense. The Focus Fund has received favorable decisions from the Income Tax Appellate Tribunal ("ITAT") for the tax years in question. However, based upon discussions with counsel in India, it remains possible that the tax authority could successfully appeal the decisions with the High Court in India. As a result, the liability for foreign taxes will remain on the Focus Fund's Statement of Assets and Liabilities until the ultimate resolution is known.

Foreign taxes payable also reflects accrued India and Thailand capital gains tax on unrealized gains, if any, on Indian and Thai securities as required under GAAP.

48 Wells Fargo Advantage International Stock Funds

                                                   Other Information (Unaudited)


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years               Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987         Co-Director for the Calloway School of Stephens            None
65                                                  University of Wake Forest University. Prior thereto, the
                                                    Thomas Goho Chair of Finance of Wake Forest University,
                                                    Calloway School of Business and Accountancy, from
                                                    2006-2007 and Associate Professor of Finance from
                                                    1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998;        Chairman, CEO and Co-Founder of Crystal Geyser Water       None
65                      Chairman, since 2005        Company and President of Crystal Geyser Roxane Water
                        (Lead Trustee since 2001)   Company.
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006         Professor of Insurance and Risk Management, Wharton        None
55                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research associate and board member, Penn Aging Research
                                                    Center. Research associate, National Bureau of Economic
                                                    Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996         President and CEO of Southern Minnesota Initiative         None
56                                                  Foundation, a non-profit organization since 2007 and
                                                    Senior Fellow at the Humphrey Institute Policy Forum at
                                                    the University of Minnesota since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996         Principal of the law firm of Willeke & Daniels.            None
67
------------------------------------------------------------------------------------------------------------------------------------

Other Information (Unaudited)

                              Wells Fargo Advantage International Stock Funds 49


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years               Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,     None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years               Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and     None
48                                                  President of Wells Fargo Funds Management, LLC since
                                                    2003. Senior Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management, LLC from 2001
                                                    to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds   None
47                      Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                        since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt    Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting   None
48                                                  and Tax for Wells Fargo Funds Management, LLC since
                                                    2007. Director of Fund Administration and SEC Reporting
                                                    for TIAA-CREF from 2005 to 2007. Chief Operating Officer
                                                    for UMB Fund Services, Inc. from 2004 to 2005.
                                                    Controller for Sungard Transaction Networks from 2002 to
                                                    2004.
------------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early         Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds              None
43                      since 2007                  Management, LLC since 2007. Chief Compliance Officer of
                                                    Parnassus Investments from 2005 to 2007. Chief Financial
                                                    Officer of Parnassus Investments from 2004 to 2007 and
                                                    Senior Audit Manager of PricewaterhouseCoopers LLP from
                                                    1998 to 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of March 31, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

50 Wells Fargo Advantage International Stock Funds             Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS: EMERGING MARKETS EQUITY FUND, INTERNATIONAL CORE FUND AND INTERNATIONAL EQUITY FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Emerging Markets Equity Fund (formerly named the Emerging Markets Focus Fund), International Core Fund and International Equity Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Emerging Markets Equity Fund; (iii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Fund and International Equity Fund; (iv) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Equity Fund; and (v) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Equity Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, New Star, Artisan and LSV (the "Sub-Advisers"), are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

Other Information             Wells Fargo Advantage International Stock Funds 51


FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to the Funds' benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the International Equity Fund was better than or not appreciably below the median performance of its Universe for all time periods. The Board noted that the performance of the Emerging Markets Equity Fund and International Core Fund was lower than the median performance of each Fund's Universe for most time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Emerging Markets Equity Fund and International Core Fund. The Board requested continued reports on the performance of the Emerging Markets Equity Fund and International Core Fund.

The Board received and considered information regarding the Funds' contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, its Peer Group's median net operating expense ratios. The Board also noted that, at its regular meeting in November 2007, it had approved the reorganization of a fund of the Trust (the "Acquired Fund") into the International Equity Fund, pending shareholder approval, and that if the reorganization were approved by shareholders of the Acquired Fund and consummated, the net operating expense ratio for most share classes of the Fund would be reduced upon completion of the reorganization

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

52 Wells Fargo Advantage International Stock Funds             Other Information


PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Emerging Markets Equity Fund was not a material factor in determining whether to renew the agreement. The Board did not consider separate profitability information with respect to Artisan, LSV and New Star, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Artisan, LSV and New Star had been negotiated by Funds Management on an arm's length basis and that Artisan's, LSV's and New Star's profitability from their relationships with the International Core Fund and International Equity Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

Other Information             Wells Fargo Advantage International Stock Funds 53


OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

54 Wells Fargo Advantage International Stock Funds         List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
Plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- Xl Capital Assurance

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds'Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    109398 05-08
                                                             SINTLD/SAR108 03-08

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]              Semi-Annual Report
                               March 31, 2008

--------------------------------------------------------------------------------

                               WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                               o     WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

                               o     WELLS FARGO ADVANTAGE OVERSEAS FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at
www.wellsfargo.com/advantagefunds,
Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ...................................................    2

PERFORMANCE HIGHLIGHTS
Asia Pacific Fund ........................................................    4
Overseas Fund ............................................................    6

FUND EXPENSES ............................................................    8

PORTFOLIO OF INVESTMENTS
Asia Pacific Fund ........................................................    9
Overseas Fund ............................................................   13

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   16
Statements of Operations .................................................   17
Statements of Changes in Net Assets ......................................   18
Financial Highlights .....................................................   22

NOTES TO FINANCIAL STATEMENTS ............................................   24

OTHER INFORMATION ........................................................   31

LIST OF ABBREVIATIONS ....................................................   36

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

WELLS FARGO
       INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $156 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2008.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage International Stock Funds         Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

                                                         THE MSCI EAFE INDEX WAS
                                                      DOWN 10.50% FOR THE PERIOD
                                                           IN U.S. DOLLAR TERMS.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE INTERNATIONAL FUNDS that covers the six-month period that ended March 31, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

The real estate crisis that originated in the United States affected global markets through mortgage-related assets. The crisis began when falling prices of new and existing homes affected subprime borrowers who struggled to make their mortgage payments when easy access to credit all but disappeared. The price correction in the market value of homes prevented some speculators from paying off their full mortgage balances by selling their homes. Others without an eye toward speculation found it difficult to refinance their mortgages due to the decline in property values. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, underscored some of the more significant risks within the market.

CENTRAL BANKS RESPONDED IN VARIOUS WAYS

Central banks were pressured on many sides. Credit-related problems led to reduced bank lending and dampened consumer sentiment, posing a threat to economic growth. At the same time, though, rising prices for food and energy put upward pressure on inflation. The Bank of England followed a path similar to that of the Federal Reserve Board, cutting its key lending rate twice during the period, taking it from 5.75% to 5.25%. By contrast, the European Central Bank refused to cut its key lending rate, warning against a replay of 1970s-style inflation if central banks cut interest rates in the face of rising inflation.

INVESTORS SOUGHT RELATIVE SAFETY IN GOVERNMENT BONDS

During the six-month period, government bonds generally outperformed corporate bonds. Mortgage-related securities declined on continued housing-related turmoil. Corporate and high-yield bonds trailed as investors worried about the effect of a slowing economy on future default rates.

THE STOCK MARKET STRUGGLED IN MOST AREAS

Most international markets posted negative returns on twin fears of inflation and recession; however, the U.S. dollar's decline partially offset these losses for U.S.-based investors. The MSCI EAFE Index 1 was down 10.50% for the period in

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Letter to Shareholders         Wells Fargo Advantage International Stock Funds 3


U.S. dollar terms. By contrast, the S&P 500 Index 2 declined 12.46% for the six-month period. Emerging markets held up better than developing markets, largely because of strength in Latin America. Major European markets posted stronger returns in the final months of 2007 than they did in the beginning months of 2008. The Japanese stock market was weak throughout the period.

PLANNING AHEAD

The continued uncertainty surrounding the housing market, credit availability, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and consistent methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Also, as you may know, the WELLS FARGO ADVANTAGE FUNDS Board of Trustees unanimously approved a set of initiatives designed to streamline the Wells Fargo Advantage Funds and standardize share classes across the fund family. Among these initiatives, the Board has unanimously recommended that shareholders of the WELLS FARGO ADVANTAGE OVERSEAS FUND approve the reorganization of the Fund into the WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND. For additional information regarding this proposed reorganization, please see Note 8 to the Financial Statements included in this semi-annual report.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

THE S&P 500 INDEX DECLINED
12.46% FOR THE SIX-MONTH PERIOD.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2 The S&P 500 Financial Index is a market-capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. You cannot invest directly in an index.

4 Wells Fargo Advantage International Stock Funds         Performance Highlights


WELLS FARGO ADVANTAGE ASIA PACIFIC FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Anthony L. T. Cragg

FUND INCEPTION

December 31, 1993

--------------------------------------------------------------------------------
COUNTRY ALLOCATION 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                                                  (16%)
Bermuda                                                                     (1%)
China                                                                       (3%)
Hong Kong                                                                  (13%)
India                                                                       (7%)
Japan                                                                       (8%)
Malaysia                                                                    (5%)
Philippines                                                                 (3%)
Singapore                                                                  (22%)
South Korea                                                                 (5%)
Taiwan                                                                      (8%)
Thailand                                                                    (6%)
United Kingdom                                                              (2%)
Vietnam                                                                     (1%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Jardine Strategic Holdings Limited                                        4.00%
--------------------------------------------------------------------------------
Straits Resources Limited                                                 3.17%
--------------------------------------------------------------------------------
Sino Gold Mining Limited                                                  2.32%
--------------------------------------------------------------------------------
Noble Group Limited                                                       2.02%
--------------------------------------------------------------------------------
Singapore Airlines Limited                                                1.68%
--------------------------------------------------------------------------------
Mitsubishi Corporation                                                    1.52%
--------------------------------------------------------------------------------
CapitaLand Limited                                                        1.52%
--------------------------------------------------------------------------------
Major Cineplex Group PCL                                                  1.45%
--------------------------------------------------------------------------------
Mitsui & Company Limited                                                  1.45%
--------------------------------------------------------------------------------
CDL Hospitality Trusts                                                    1.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Country allocation is subject to change. Cash and cash equivalents are not reflected in the calculations of country allocation.

2 The ten largest equity holdings are calculated based on the market value of the securities divided by the total market value of the portfolio. Holdings are subject to change and may have changed since the date specified.

Performance Highlights         Wells Fargo Advantage International Stock Funds 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

---------------------------------------------------------------------------------------------------------------------------------
                                          Including Sales Charge                 Excluding Sales Charge           Expense Ratio
ASIA PACIFIC FUND                  6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross 4   Net 5
---------------------------------------------------------------------------------------------------------------------------------
Class A (WFAAX)                     (14.76)     1.27    28.14    11.85     (9.54)     7.43     29.68    12.52     1.98%    1.60%
---------------------------------------------------------------------------------------------------------------------------------
Class C (WFCAX)                     (10.97)     5.53    28.82    11.92     (9.97)     6.53     28.82    11.92     2.73%    2.35%
---------------------------------------------------------------------------------------------------------------------------------
Investor Class (SASPX)                                                     (9.61)     7.28     29.64    12.52     2.01%    1.65%
---------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   MSCI AC Asia Pacific Index 6                                           (13.72)    (1.46)    21.29     7.18
---------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE, WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to regional risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, which incepted on December 31, 1993, and includes expenses that are not applicable to those of Class A and Class C shares. Investor Class annual returns are substantially similar to what the Class A and Class C annual returns would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Morgan Stanley Capital International All Country Asia Pacific ("MSCI AC Asia Pacific") Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. You cannot invest directly in an Index.

6 Wells Fargo Advantage International Stock Funds         Performance Highlights


WELLS FARGO ADVANTAGE OVERSEAS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE OVERSEAS FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

New Star Institutional Managers Limited

PORTFOLIO MANAGERS

Mark Beale
Brian Coffey
Richard Lewis

FUND INCEPTION

June 30, 1998

--------------------------------------------------------------------------------
COUNTRY ALLOCATION 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                                                   (7%)
Belgium                                                                     (1%)
Finland                                                                     (3%)
France                                                                     (14%)
Germany                                                                     (9%)
Greece                                                                      (1%)
Hong Kong                                                                   (5%)
Italy                                                                       (2%)
Japan                                                                      (20%)
Luxembourg                                                                  (1%)
Netherlands                                                                 (6%)
Russia                                                                      (2%)
Singapore                                                                   (1%)
Spain                                                                       (3%)
Sweden                                                                      (1%)
Switzerland                                                                 (6%)
Taiwan                                                                      (1%)
United Kingdom                                                             (17%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Rio Tinto Limited                                                          2.83%
--------------------------------------------------------------------------------
ING Groep NV                                                               2.27%
--------------------------------------------------------------------------------
Nokia Oyj                                                                  2.20%
--------------------------------------------------------------------------------
Unilever NV                                                                2.12%
--------------------------------------------------------------------------------
Roche Holding AG                                                           2.08%
--------------------------------------------------------------------------------
Total SA                                                                   2.01%
--------------------------------------------------------------------------------
Telefonica SA                                                              1.97%
--------------------------------------------------------------------------------
Credit Suisse Group                                                        1.51%
--------------------------------------------------------------------------------
Deutsche Telekom AG                                                        1.49%
--------------------------------------------------------------------------------
Toyota Motor Corporation                                                   1.47%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Country allocation is subject to change. Cash and cash equivalents are not reflected in the calculations of country allocation.

2 The ten largest equity holdings are calculated based on the market value of the securities divided by the total market value of the portfolio. Holdings are subject to change and may have changed since the date specified.

Performance Highlights         Wells Fargo Advantage International Stock Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

-------------------------------------------------------------------------------------------------
                                                                                  Expense Ratio
OVERSEAS FUND                       6 Months*   1 Year   5 Year   Life of Fund   Gross 4   Net 5
-------------------------------------------------------------------------------------------------
Investor Class (SOVRX)               (12.59)    (3.58)    16.75       6.20        1.91%    1.46%
-------------------------------------------------------------------------------------------------
Institutional Class (WFIIX)          (12.42)    (3.14)    17.39       6.51        1.34%    0.95%
-------------------------------------------------------------------------------------------------
BENCHMARK
   MSCI EAFE(R) Index 6              (10.50)    (2.70)    21.40       6.23
-------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE, WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Institutional Class shares and Investor Class shares reflects the performance of the Institutional Class shares and Investor Class shares, respectively, of the Strong Overseas Fund, the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

8 Wells Fargo Advantage International Stock Funds                  Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

----------------------------------------------------------------------------------------------------------------------
                                                           Beginning          Ending       Expenses
                                                         Account Value    Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE ASIA PACIFIC FUND                    10-01-2007       03-31-2008     Period 1     Expense Ratio
----------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                  $1,000.00        $  904.60       $ 7.62          1.60%
   Hypothetical (5% return before expenses)                $1,000.00        $1,017.00       $ 8.07          1.60%
----------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                  $1,000.00        $  900.30       $11.16          2.35%
   Hypothetical (5% return before expenses)                $1,000.00        $1,013.25       $11.83          2.35%
----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                  $1,000.00        $  903.90       $ 7.85          1.65%
   Hypothetical (5% return before expenses)                $1,000.00        $1,016.75       $ 8.32          1.65%
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OVERSEAS FUND
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                  $1,000.00        $  875.80       $ 4.46          0.95%
   Hypothetical (5% return before expenses)                $1,000.00        $1,020.25       $ 4.80          0.95%
----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                  $1,000.00        $  874.10       $ 6.84          1.46%
   Hypothetical (5% return before expenses)                $1,000.00        $1,017.70       $ 7.36          1.46%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--March 31, 2008 (Unaudited)

                               Wells Fargo Advantage International Stock Funds 9


ASIA PACIFIC FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 82.04%

AUSTRALIA: 12.78%
        241,000    BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                  $     7,887,158
      4,000,000    BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                   6,689,755
        980,000    LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+<<                       3,215,286
      2,900,000    MOUNT GIBSON IRON LIMITED (METAL MINING)+                                                              7,606,398
        256,500    NEWCREST MINING LIMITED (METAL MINING)                                                                 7,822,449
      2,246,558    OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                              6,528,957
      1,890,000    SINO GOLD MINING LIMITED (COAL MINING)+                                                               12,902,728
      3,145,000    STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                  17,618,960
      1,775,000    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<                                                         7,137,567

                                                                                                                         77,409,258
                                                                                                                    ---------------

BERMUDA: 1.07%
      1,000,000    HONGKONG LAND HOLDINGS LIMITED (REAL ESTATE)                                                           4,130,000
      4,049,000    MACQUARIE INTERNATIONAL INFRASTRUCTURE FUND LIMITED (DEPOSITORY INSTITUTIONS)                          2,353,300

                                                                                                                          6,483,300
                                                                                                                    ---------------

CHINA: 2.69%
      1,500,000    GUANGZHOU R&F PROPERTIES COMPANY LIMITED (REAL ESTATE)<<                                               3,980,007
      6,850,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                        4,770,483
        230,550    LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)+                                        4,352,784
      1,074,000    TSINGTAO BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                             3,173,983

                                                                                                                         16,277,257
                                                                                                                    ---------------

HONG KONG: 10.76%
     11,002,000    ASIA FINANCIAL HOLDINGS LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                  5,371,898
      7,500,000    CHAMPION REIT (REAL ESTATE)<<                                                                          3,835,455
      1,480,000    CHINA EVERBRIGHT LIMITED (DEPOSITORY INSTITUTIONS)                                                     2,882,925
      5,396,000    CHINA GREEN HOLDINGS LIMITED (AGRICULTURAL SERVICES)                                                   5,969,632
      9,506,000    FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 6,265,961
     17,650,000    GLOBAL BIO-CHEM TECHNOLOGY (MISCELLANEOUS SERVICES)                                                    6,780,917
      3,865,000    HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED (HEAVY CONSTRUCTION OTHER THAN
                   BUILDING CONSTRUCTION CONTRACTS)                                                                       2,964,806
      2,552,000    LUKS GROUP (VIETNAM HOLDINGS) COMPANY LIMITED (PERSONAL SERVICES)                                      1,983,849
      6,999,000    NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          11,186,603
      1,925,000    PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                  3,166,017
      7,544,018    QIN JIA YUAN MEDIA SERVICES COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                 4,536,502
      1,290,000    SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                              4,873,147
      3,000,000    SINOTRUK HONG KONG LIMITED (TRANSPORTATION EQUIPMENT)+                                                 2,871,772
      2,348,000    TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                               1,605,027
      4,010,000    TIANNENG POWER INTERNATIONAL LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)+                                                                              680,128
      1,400,000    XINGDA INTERNATIONAL HOLDINGS LIMITED (METAL MINING)                                                     215,865

                                                                                                                         65,190,504
                                                                                                                    ---------------

INDIA: 5.50%
        243,350    EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+               5,018,942
         54,000    EDUCOMP SOLUTIONS LIMITED (EDUCATIONAL SERVICES)                                                       5,146,892
        920,000    GUJARAT NRE COKE LIMITED (PRIMARY METAL INDUSTRIES)                                                    3,165,653
      2,152,000    INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     6,018,305
        737,500    JYOTI STRUCTURES LIMITED (ENGINEERING CONSTRUCTION)                                                    2,938,419
         49,243    PANTALOON RETAIL INDIA LIMITED (PERSONAL SERVICES)                                                       523,974
        268,875    PHOENIX MILLS LIMITED (REAL ESTATE)                                                                    2,530,923
        160,000    TATA MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                         2,483,350

10 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


ASIA PACIFIC FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                          VALUE
INDIA (continued)
        135,000    TATA TEA LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        $     2,781,935
        440,000    ZEE ENTERTAINMENT ENTERPRISES LIMITED (MOTION PICTURES)                                                2,698,455

                                                                                                                         33,306,848
                                                                                                                    ---------------

INDONESIA: 0.39%
      3,100,000    PT INTERNATIONAL NICKEL INDONESIA TBK (METAL MINING)                                                   2,357,414
                                                                                                                    ---------------

JAPAN: 6.17%
            600    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                    6,681,380
        883,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                               6,431,160
        280,000    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             8,455,056
        397,000    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               8,045,144
         69,500    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    3,479,183
        660,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)<<                                                4,283,909

                                                                                                                         37,375,832
                                                                                                                    ---------------

MALAYSIA: 4.01%
      3,360,300    ASTRO ALL ASIA NETWORKS PLC (COMMUNICATIONS)                                                           3,677,052
      5,000,000    DNP HOLDINGS BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                               1,828,982
      6,786,000    EASTERN AND ORIENTAL BERHAD (REAL ESTATE)                                                              3,818,915
      4,600,000    EKOVEST BERHAD (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        2,070,971
      2,820,000    GAMUDA BERHAD (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         2,909,489
      1,800,000    KULIM (MALAYSIA) BERHAD (FOOD & KINDRED PRODUCTS)                                                      4,473,972
      1,880,000    SIME DARBY BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                 5,495,701

                                                                                                                         24,275,082
                                                                                                                    ---------------

NEW ZEALAND: 0.43%
        848,000    CAVOTEC MSL HOLDINGS LIMITED (AGRICULTURAL SERVICES)                                                   2,600,124
                                                                                                                    ---------------

PHILIPPINES: 2.82%
     55,100,000    ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                           5,144,601
      7,100,000    MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                         3,017,118
     19,000,000    PEPSI-COLA PRODUCTS PHILIPPINES INCORPORATED (FOOD & KINDRED PRODUCTS)+                                1,205,411
     43,337,500    PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                6,121,409
     22,625,000    VISTA LAND & LIFESCAPES INCORPORATED (DEPOSITORY INSTITUTIONS)                                         1,624,970

                                                                                                                         17,113,509
                                                                                                                    ---------------

SINGAPORE: 17.73%
      5,098,000    ASCOTT RESIDENCE TRUST (REAL ESTATE)                                                                   4,777,812
      5,282,000    BANYAN TREE HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      5,257,249
      1,825,000    CAPITALAND LIMITED (REAL ESTATE)                                                                       8,419,303
      5,280,000    CDL HOSPITALITY TRUSTS (REAL ESTATE)                                                                   7,940,426
      3,928,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                            5,193,767
      1,710,000    COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                             4,584,184
        545,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   7,127,030
      1,769,000    G.K. GOH HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                1,278,764
      4,090,000    INDOFOOD AGRI RESOURCES LIMITED (EATING & DRINKING PLACES)+                                            6,953,104
      1,319,072    JARDINE STRATEGIC HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                          22,186,791
      1,750,000    OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)<<                                                   2,733,481
      2,080,000    PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                             4,835,628
      6,669,600    RAFFLES EDUCATION CORPORATION LIMITED (EDUCATIONAL SERVICES)                                           4,990,874
        864,000    RAFFLES MEDICAL GROUP LIMITED (INSURANCE CARRIERS)                                                       778,350
      1,170,000    SC GLOBAL DEVELOPMENTS LIMITED (REAL ESTATE)                                                           1,139,017
        825,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   9,350,140
      4,000,000    SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                       3,341,930

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 11


ASIA PACIFIC FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                          VALUE
SINGAPORE (continued)
      1,000,000    SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                      $     3,341,930
      1,110,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                  3,153,111

                                                                                                                        107,382,891
                                                                                                                    ---------------

SOUTH KOREA: 4.01%
         85,400    CJ HOME SHOPPING (MISCELLANEOUS RETAIL)                                                                5,449,871
         27,500    DAELIM INDUSTRIAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)                                                                      3,512,647
         23,000    DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
                   MACHINERY & COMPUTER EQUIPMENT)                                                                        3,077,195
         48,000    HYUNDAI DEVELOPMENT COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           3,276,417
        250,000    KOLON ENGINEERING & CONSTRUCTION COMPANY LIMITED (ENGINEERING, ACCOUNTING,
                   RESEARCH MANAGEMENT & RELATED SERVICES)                                                                2,726,309
        306,107    WOONGJIN THINKBIG COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           6,274,514

                                                                                                                         24,316,953
                                                                                                                    ---------------

TAIWAN: 6.18%
      1,750,000    ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             3,133,692
      6,435,000    EVERGREEN MARINE CORPORATION (WATER TRANSPORTATION)                                                    6,354,614
      1,450,000    FIRST STEAMSHIP COMPANY LIMITED (WATER TRANSPORTATION)+                                                3,679,949
      6,861,000    PRESIDENT SECURITIES CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)         5,781,583
      7,800,000    TAINAN SPINNING COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                4,493,162
      2,100,000    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                    4,361,823
        312,500    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                3,209,375
     10,400,000    TECO ELECTRIC & MACHINERY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                   & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               6,401,685

                                                                                                                         37,415,883
                                                                                                                    ---------------

THAILAND: 4.98%
      1,500,000    BANGKOK BANK PCL (FOREIGN REGISTERED) (FINANCIAL SERVICES)                                             6,622,201
     13,956,100    MAJOR CINEPLEX GROUP PCL (FOREIGN REGISTERED) (BUSINESS SERVICES)                                      8,067,366
     11,773,000    MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES,
                   CAMPS & OTHER LODGE PLACES)                                                                            6,319,317
     56,000,000    QUALITY HOUSE PCL (REAL ESTATE)                                                                        4,873,432
      1,935,000    THAI OIL PCL (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 4,302,049

                                                                                                                         30,184,365
                                                                                                                    ---------------

UNITED KINGDOM: 1.36%
      5,000,000    ASEANA PROPERTIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                        4,540,000
      2,875,000    GUINNESS PEAT GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       3,706,938
      1,921,582    MAXJET AIRWAYS GDR (TRANSPORTATION BY AIR)+(A)(I)                                                              0

                                                                                                                          8,246,938
                                                                                                                    ---------------

VIETNAM: 1.16%
        615,000    SAIGON SECURITIES INCORPORATED (DEPOSITORY INSTITUTIONS)+                                              2,156,890
      3,515,000    VINALAND LIMITED (REAL ESTATE)+                                                                        4,868,278

                                                                                                                          7,025,168
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $498,106,640)                                                                                 496,961,326
                                                                                                                    ---------------

RIGHTS: 0.08%
        430,400    INDIAN HOTELS RIGHTS (COMMON STOCK)+                                                                     494,016
        215,200    INDIAN HOTELS RIGHTS (DEBENTURE)+                                                                          5,364

TOTAL RIGHTS (COST $0)                                                                                                      499,380
                                                                                                                    ---------------

12 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


ASIA PACIFIC FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                          VALUE
COLLATERAL FOR SECURITIES LENDING: 0.91%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.91%
      5,499,659    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                 $     5,499,659
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,499,659)                                                                 5,499,659
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 8.60%
     52,109,789    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           52,109,789
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $52,109,789)                                                                          52,109,789
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $555,716,088)*                          91.63%                                                                $   555,070,154

OTHER ASSETS AND LIABILITIES, NET              8.37                                                                      50,694,814
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   605,764,968
                                             ------                                                                 ---------------

--------------------------------------------------------------------------------
 +    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $52,109,789.

 * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 13


OVERSEAS FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.06%

AUSTRALIA: 7.30%
     116,905  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                              $      587,618
      33,053  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     879,935
      29,800  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           604,873
      17,111  RIO TINTO LIMITED (METAL MINING)<<                                                                       1,915,626
      44,792  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                      593,564
       8,152  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          406,032

                                                                                                                       4,987,648
                                                                                                                  --------------
BELGIUM: 1.06%
       9,200  DELHAIZE GROUP (FOOD STORES)                                                                               723,904
                                                                                                                  --------------
FINLAND: 3.15%
      16,340  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           665,817
      47,100  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,490,163

                                                                                                                       2,155,980
                                                                                                                  --------------
FRANCE: 13.53%
       4,040  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            875,851
       7,200  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                     457,410
       8,603  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  898,044
      14,700  FRANCE TELECOM SA (COMMUNICATIONS)                                                                         494,324
       6,984  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    777,335
          62  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    1,104
       5,078  PPR SA (APPAREL & ACCESSORY STORES)                                                                        752,388
      19,708  PUBLICIS GROUPE (COMMUNICATIONS)                                                                           752,962
       9,770  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                            732,970
       8,300  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   544,720
       4,705  TECHNIP SA (OIL & GAS EXTRACTION)                                                                          366,426
      18,316  TOTAL SA (OIL & GAS EXTRACTION)                                                                          1,360,232
       1,720  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                   417,556
      20,830  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                      813,916

                                                                                                                       9,245,238
                                                                                                                  --------------
GERMANY: 9.16%
       4,400  ALLIANZ SE (INSURANCE CARRIERS)                                                                            871,650
      18,800  ARCANDOR AG (GENERAL MERCHANDISE STORES)<<                                                                 376,053
       8,800  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 705,211
       9,100  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              777,956
       6,200  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 701,820
      60,689  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     1,010,829
       5,100  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                944,137
      15,451  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                          519,579
      13,836  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                   357,362

                                                                                                                       6,264,597
                                                                                                                  --------------
GREECE: 1.34%
      27,552  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    913,456
                                                                                                                  --------------
HONG KONG: 4.37%
      96,000  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                        480,453
      46,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                 653,119
      40,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          595,170
     211,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                 746,924
      95,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                            509,017

                                                                                                                       2,984,683
                                                                                                                  --------------

14 Wells Fargo Advantage International Stock Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


OVERSEAS FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
IRELAND: 0.00%
     254,000  CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF NONMETALLIC MINERALS,
              EXCEPT FUELS)+(A)                                                                                   $            0
                                                                                                                  --------------
ITALY: 2.02%
      25,400  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          866,169
      77,300  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          517,441

                                                                                                                       1,383,610
                                                                                                                  --------------
JAPAN: 19.59%
      51,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         346,378
         113  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                     939,777
       8,100  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            770,345
      29,300  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL  MACHINERY & COMPUTER
              EQUIPMENT)                                                                                                 733,382
          70  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                        779,494
      57,200  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                      664,502
      30,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              850,221
      25,900  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 782,093
      57,000  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      491,774
      45,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               893,409
      13,900  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                                                 690,259
      52,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             803,892
      27,700  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 414,055
      29,500  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 770,942
      69,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     638,222
      10,100  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           521,820
      17,000  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        851,023
      19,900  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  992,205
      24,800  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    456,292

                                                                                                                      13,390,085
                                                                                                                  --------------
LUXEMBOURG: 1.38%
      11,488  ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                                   941,116
                                                                                                                  --------------
NETHERLANDS: 6.11%
      20,355  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         500,672
      41,100  ING GROEP NV (FINANCIAL SERVICES)                                                                        1,539,117
      42,800  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    1,437,230
      26,300  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               696,312

                                                                                                                       4,173,331
                                                                                                                  --------------
RUSSIA: 1.78%
      10,135  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                          866,543
      48,803  VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                    352,846

                                                                                                                       1,219,389
                                                                                                                  --------------
SINGAPORE: 0.95%
     141,000  CAPITALAND LIMITED (REAL ESTATE)                                                                           650,478
                                                                                                                  --------------
SPAIN: 2.74%
      18,768  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 540,453
      46,400  TELEFONICA SA (COMMUNICATIONS)                                                                           1,333,228

                                                                                                                       1,873,681
                                                                                                                  --------------
SWEDEN: 1.11%
      20,300  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                       406,557
     181,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                   355,186

                                                                                                                         761,743
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 15


OVERSEAS FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
SWITZERLAND: 6.08%
      20,100  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            $    1,023,114
       7,100  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            745,675
       7,485  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                         1,408,666
       3,100  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)<<                                                        976,261

                                                                                                                       4,153,716
                                                                                                                  --------------
TAIWAN: 0.90%
      59,933  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                    615,512
                                                                                                                  --------------
UNITED KINGDOM: 16.49%
      58,500  AVIVA PLC (INSURANCE CARRIERS)                                                                             716,926
      86,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    828,220
      65,000  BARCLAYS PLC (DEPOSITORY  INSTITUTIONS)                                                                    584,377
      65,316  BP PLC (OIL & GAS EXTRACTION)                                                                              663,699
      71,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              784,161
      37,200  EASYJET PLC (TRANSPORTATION BY AIR)+                                                                       274,089
      28,800  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          609,300
      19,000  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                      806,170
      12,231  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                          486,696
     377,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                             945,736
      56,338  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                                 773,170
       9,322  RIO TINTO PLC (METAL MINING)                                                                               968,147
      67,227  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                 537,688
   6,023,539  ROLLS ROYCE GROUP PLC - B SHARE ENTITLEMENT (AEROSPACE, DEFENSE)+(A)                                        11,955
      22,200  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       765,305
      20,760  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                                 387,290
     323,260  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        968,105
      15,233  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           160,230

                                                                                                                      11,271,264
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $64,272,267)                                                                                67,709,431
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 6.97%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 6.97%
   4,764,730  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         4,764,730
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,764,730)                                                              4,764,730
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.76%
     516,774  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                516,774
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $516,774)                                                                             516,774
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $69,553,771)*                             106.79%                                                           $   72,990,935

OTHER ASSETS AND LIABILITIES, NET                (6.79)                                                               (4,641,638)
                                                ------                                                            --------------

TOTAL NET ASSETS                                100.00%                                                           $   68,349,297
                                                ------                                                            --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan (see Note 2).

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++    Short-term security of an affiliate of the Fund with a cost of $516,774.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

16 Wells Fargo Advantage International Stock Funds

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                                      Asia Pacific       Overseas
                                                                                                          Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ...............................   $ 497,460,706    $  67,709,431
     Collateral received for securities loaned (Note 2) ..........................................       5,499,659        4,764,730
     Investments in affiliates ...................................................................      52,109,789          516,774
                                                                                                     ------------------------------
   Total investments at market value (see cost below) ............................................     555,070,154       72,990,935
                                                                                                     ------------------------------
   Foreign currency, at value ....................................................................      50,456,745                0
   Receivable for Fund shares issued .............................................................         984,804            3,405
   Receivable for investments sold ...............................................................       3,037,533                0
   Receivables for dividends and interest ........................................................       2,793,376          293,049
                                                                                                     ------------------------------
Total assets .....................................................................................     612,342,612       73,287,389
                                                                                                     ------------------------------

LIABILITIES
   Foreign taxes payable .........................................................................          27,116                0
   Payable for Fund shares redeemed ..............................................................         131,164            2,147
   Payable for investments purchased .............................................................               0          131,031
   Dividends payable .............................................................................           2,807                0
   Payable to investment advisor and affiliates (Note 3) .........................................         704,029           35,969
   Unrealized depreciation on forward foreign currency contracts .................................           7,067                0
   Payable upon receipt of securities loaned (Note 2) ............................................       5,499,659        4,764,730
   Accrued expenses and other liabilities ........................................................         205,802            4,215
                                                                                                     ------------------------------
Total liabilities ................................................................................       6,577,644        4,938,092
                                                                                                     ------------------------------
TOTAL NET ASSETS .................................................................................   $ 605,764,968    $  68,349,297
                                                                                                     ==============================

NET ASSETS CONSIST OF
   Paid-in capital ...............................................................................   $ 605,291,129    $  69,177,186
   Undistributed net investment income (loss) ....................................................        (644,183)         (95,839)
   Undistributed net realized gain (loss) on investments .........................................        (372,196)      (4,173,130)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies .....................       1,497,285        3,441,080
   Net unrealized appreciation (depreciation) of forward foreign currency contracts and
     transactions ................................................................................          (7,067)               0
                                                                                                     ------------------------------
TOTAL NET ASSETS .................................................................................   $ 605,764,968    $  68,349,297
                                                                                                     ==============================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ..........................................................................   $  33,688,081               NA
   Shares outstanding - Class A ..................................................................       2,813,200               NA
   Net asset value per share - Class A ...........................................................   $       11.98               NA
   Maximum offering price per share - Class A 2 ..................................................   $       12.71               NA
   Net assets - Class C ..........................................................................   $   1,047,544               NA
   Shares outstanding - Class C ..................................................................          88,062               NA
   Net asset value and offering price per share - Class C ........................................   $       11.90               NA
   Net assets - Institutional Class ..............................................................              NA    $   7,707,628
   Shares outstanding - Institutional Class ......................................................              NA          704,854
   Net asset value and offering price per share - Institutional Class ............................              NA    $       10.94
   Net assets - Investor Class ...................................................................   $ 571,029,343    $  60,641,669
   Shares outstanding - Investor Class ...........................................................      47,747,116        5,570,779
   Net asset value and offering price per share - Investor Class .................................   $       11.96    $       10.89
                                                                                                     ------------------------------

Investments at cost ..............................................................................   $ 555,716,088    $  69,553,771
                                                                                                     ------------------------------
Foreign currencies at cost .......................................................................   $  48,268,290    $           0
                                                                                                     ------------------------------
Securities on loan, at market value (Note 2) .....................................................   $   5,053,713    $   4,548,495
                                                                                                     ------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

      The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                              Wells Fargo Advantage International Stock Funds 17


                                                                                                      Asia Pacific       Overseas
                                                                                                          Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ...................................................................................   $   4,593,181    $     607,610
   Interest ......................................................................................           4,616                0
   Interest from affiliated securities ...........................................................         926,235           20,145
   Securities lending income, net ................................................................         129,355           15,348
                                                                                                     ------------------------------
Total investment income ..........................................................................       5,653,387          643,103
                                                                                                     ------------------------------

EXPENSES
   Advisory fees .................................................................................       3,442,757          357,730
   Administration fees
     Fund Level ..................................................................................         157,988           18,828
     Class A .....................................................................................          46,014               NA
     Class C .....................................................................................             712               NA
     Institutional Class .........................................................................              NA            3,332
     Investor Class ..............................................................................         715,837          133,965
   Custody fees ..................................................................................         789,942           37,656
   Shareholder servicing fees (Note 3) ...........................................................         749,683           83,728
   Accounting fees ...............................................................................          14,863           18,139
   Distribution fees (Note 3)
     Class C .....................................................................................           1,906               NA
   Professional fees .............................................................................          22,984           12,445
   Registration fees .............................................................................         108,145           15,161
   Shareholder reports ...........................................................................         121,497           23,662
   Trustees' fees ................................................................................           4,323            4,323
   Other fees and expenses .......................................................................          16,328           11,104
                                                                                                     ------------------------------
Total expenses ...................................................................................       6,192,979          720,073
                                                                                                     ------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ..................................................        (985,431)        (191,538)
   Net expenses ..................................................................................       5,207,548          528,535
                                                                                                     ------------------------------
Net investment income (loss) .....................................................................         445,839          114,568
                                                                                                     ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...............................      26,853,479        2,095,181
                                                                                                     ------------------------------
Net realized gain and loss from investments ......................................................      26,853,479        2,095,181
                                                                                                     ------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...............................     (92,114,206)     (12,402,109)
   Forward foreign currency contracts ............................................................          (7,067)               0
                                                                                                     ------------------------------
Net change in unrealized appreciation (depreciation) of investments ..............................     (92,121,273)     (12,402,109)
                                                                                                     ------------------------------
Net realized and unrealized gain (loss) on investments ...........................................     (65,267,794)     (10,306,928)
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................   $ (64,821,955)   $ (10,192,360)
                                                                                                     ==============================

1 Net of foreign withholding taxes of ............................................................   $     782,182    $      33,893

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

18 Wells Fargo Advantage International Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                        ASIA PACIFIC FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................    $ 584,283,919        $ 373,743,849

OPERATIONS
   Net investment income (loss) ...........................................................          445,839            1,715,396
   Net realized gain (loss) on investments ................................................       26,853,479           76,721,772
   Net change in unrealized appreciation (depreciation) of investments ....................      (92,121,273)          94,238,290
                                                                                               ----------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (64,821,955)         172,675,458
                                                                                               ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Institutional Class ..................................................................               NA                   NA
     Investor Class .......................................................................                0           (1,195,272)
   Net realized gain on sales of investments
     Class A ..............................................................................       (5,290,197)                   0
     Class C ..............................................................................          (56,488)                   0
     Institutional Class ..................................................................               NA                   NA
     Investor Class .......................................................................      (98,963,318)         (52,703,744)
                                                                                               ----------------------------------
Total distributions to shareholders .......................................................     (104,310,003)         (53,899,016)
                                                                                               ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................       41,424,821              396,438
   Proceeds from redemption fees - Class A ................................................            2,797                    4
   Reinvestment of distributions - Class A ................................................        5,280,215                    0
   Cost of shares redeemed - Class A ......................................................       (3,810,291)              (1,027)
                                                                                               ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..............................................................................       42,897,542              395,415
                                                                                               ----------------------------------
   Proceeds from shares sold - Class C ....................................................        1,141,546               40,268
   Proceeds from redemption fees - Class C ................................................               45                    0
   Reinvestment of distributions - Class C ................................................           56,109                    0
   Cost of shares redeemed - Class C ......................................................          (67,209)                   0
                                                                                               ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..............................................................................        1,130,491               40,268
                                                                                               ----------------------------------
   Proceeds from shares sold - Institutional Class ........................................               NA                   NA
   Proceeds from redemption fees - Institutional Class ....................................               NA                   NA
   Reinvestment of distributions - Institutional Class ....................................               NA                   NA
   Cost of shares redeemed - Institutional Class ..........................................               NA                   NA
                                                                                               ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..................................................................               NA                   NA
                                                                                               ----------------------------------
   Proceeds from shares sold - Investor Class .............................................      213,949,800          238,911,390
   Proceeds from redemption fees - Investor Class .........................................          251,507               57,044
   Reinvestment of distributions - Investor Class .........................................       92,482,938           50,541,321
   Cost of shares redeemed - Investor Class ...............................................     (160,099,271)        (198,181,810)
                                                                                               ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class .......................................................................      146,584,974           91,327,945
                                                                                               ----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....      190,613,007           91,763,628
                                                                                               ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       21,481,049          210,540,070
                                                                                               ==================================
ENDING NET ASSETS .........................................................................    $ 605,764,968        $ 584,283,919
                                                                                               ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                              Wells Fargo Advantage International Stock Funds 19


                                                                                                          OVERSEAS FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................     $ 82,032,718        $ 69,550,836
                                                                                                --------------------------------
OPERATIONS
   Net investment income (loss) ...........................................................          114,568             944,870
   Net realized gain (loss) on investments ................................................        2,095,181           8,380,783
   Net change in unrealized appreciation (depreciation) of investments ....................      (12,402,109)          6,746,628
                                                                                                --------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (10,192,360)         16,072,281
                                                                                                --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Institutional Class ..................................................................         (127,878)           (101,625)
     Investor Class .......................................................................         (726,036)           (777,789)
   Net realized gain on sales of investments
     Class A ..............................................................................               NA                  NA
     Class C ..............................................................................               NA                  NA
     Institutional Class ..................................................................         (752,495)           (203,691)
     Investor Class .......................................................................       (6,082,462)         (2,217,184)
                                                                                                --------------------------------
Total distributions to shareholders .......................................................       (7,688,871)         (3,300,289)
                                                                                                --------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................               NA                  NA
   Proceeds from redemption fees - Class A ................................................               NA                  NA
   Reinvestment of distributions - Class A ................................................               NA                  NA
   Cost of shares redeemed - Class A ......................................................               NA                  NA
                                                                                                --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..............................................................................               NA                  NA
                                                                                                --------------------------------
   Proceeds from shares sold - Class C ....................................................               NA                  NA
   Proceeds from redemption fees - Class C ................................................               NA                  NA
   Reinvestment of distributions - Class C ................................................               NA                  NA
   Cost of shares redeemed - Class C ......................................................               NA                  NA
                                                                                                --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..............................................................................               NA                  NA
                                                                                                --------------------------------
   Proceeds from shares sold - Institutional Class ........................................          380,891           3,827,652
   Proceeds from redemption fees - Institutional Class ....................................              742                 239
   Reinvestment of distributions - Institutional Class ....................................          707,431             304,577
   Cost of shares redeemed - Institutional Class ..........................................         (488,664)         (2,499,679)
                                                                                                --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..................................................................          600,400           1,632,789
                                                                                                --------------------------------
   Proceeds from shares sold - Investor Class .............................................        3,326,486          10,109,725
   Proceeds from redemption fees - Investor Class .........................................            7,073               2,144
   Reinvestment of distributions - Investor Class .........................................        6,692,898           2,931,978
   Cost of shares redeemed - Investor Class ...............................................       (6,429,047)        (14,966,746)
                                                                                                --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class .......................................................................        3,597,410          (1,922,899)
                                                                                                --------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....        4,197,810            (290,110)
                                                                                                --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (13,683,421)         12,481,882
                                                                                               =================================
ENDING NET ASSETS .........................................................................    $  68,349,297        $ 82,032,718
                                                                                               =================================

20 Wells Fargo Advantage International Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                        ASIA PACIFIC FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                                 March 2008          Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................        2,686,621              27,275
   Shares issued in reinvestment of distributions - Class A ...............................          399,411                   0
   Shares redeemed - Class A ..............................................................         (300,032)                (75)
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Class A ................................        2,786,000              27,200
                                                                                                --------------------------------
   Shares sold - Class C ..................................................................           86,040               2,767
   Shares issued in reinvestment of distributions - Class C ...............................            4,260                   0
   Shares redeemed - Class C ..............................................................           (5,005)                  0
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Class C ................................           85,295               2,767
                                                                                                --------------------------------
   Shares sold - Institutional Class ......................................................               NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ...................               NA                  NA
   Shares redeemed - Institutional Class ..................................................               NA                  NA
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................               NA                  NA
                                                                                                --------------------------------
   Shares sold - Investor Class ...........................................................       15,944,905          17,692,918
   Shares issued in reinvestment of distributions - Investor Class ........................        7,006,282           4,165,059
   Shares redeemed - Investor Class .......................................................      (12,102,801)        (14,708,329)
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .........................       10,848,386           7,149,648
                                                                                                --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...       13,719,681           7,179,615
                                                                                                ================================

Ending balance of undistributed net investment income (loss) ..............................     $   (644,183)       $ (1,090,022)
                                                                                                --------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                              Wells Fargo Advantage International Stock Funds 21


                                                                                                           OVERSEAS FUND
                                                                                              -------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class A ...............................              NA                  NA
   Shares redeemed - Class A ..............................................................              NA                  NA
                                                                                                -------------------------------
   Net increase (decrease) in shares outstanding - Class A ................................              NA                  NA
                                                                                                -------------------------------
   Shares sold - Class C ..................................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class C ...............................              NA                  NA
   Shares redeemed - Class C ..............................................................              NA                  NA
                                                                                                -------------------------------
   Net increase (decrease) in shares outstanding - Class C ................................              NA                  NA
                                                                                                -------------------------------
   Shares sold - Institutional Class ......................................................          31,408             298,744
   Shares issued in reinvestment of distributions - Institutional Class ...................          58,224              25,159
   Shares redeemed - Institutional Class ..................................................         (38,871)           (194,365)
                                                                                                -------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................          50,761             129,538
                                                                                                -------------------------------
   Shares sold - Investor Class ...........................................................         270,481             801,021
   Shares issued in reinvestment of distributions - Investor Class ........................         553,968             243,259
   Shares redeemed - Investor Class .......................................................        (539,769)         (1,188,421)
                                                                                                -------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .........................         284,680            (144,141)
                                                                                                -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...         335,441             (14,603)
                                                                                                ===============================

Ending balance of undistributed net investment income (loss) ..............................     $   (95,839)        $   643,507
                                                                                                -------------------------------

22 Wells Fargo Advantage International Stock Funds          Financial Highlights


                                                   Beginning       Net       Net Realized    Distributions
                                                   Net Asset   Investment   and Unrealized      from Net     Distributions
                                                   Value Per     Income       Gain (Loss)      Investment       from Net
                                                     Share       (Loss)     on Investments       Income      Realized Gains
---------------------------------------------------------------------------------------------------------------------------
ASIA  PACIFIC  FUND
---------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...    $15.83       0.02 7         (1.29)           0.00           (2.58)
August 1, 2007 6 to September 30, 2007 ..........    $14.75       0.01            1.07            0.00            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...    $15.81       0.02 7         (1.35)           0.00           (2.58)
August 1, 2007 6 to September 30, 2007 ..........    $14.75       0.00            1.06            0.00            0.00

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    $15.82       0.01 7         (1.29)           0.00           (2.58)
October 1, 2006 to September 30, 2007 ...........    $12.56       0.05            4.97           (0.03)          (1.73)
October 1, 2005 to September 30, 2006 ...........    $11.53       0.07            2.02           (0.06)          (1.00)
January 1, 2005 to September 30, 2005 8 .........    $10.22       0.07            1.47           (0.05)          (0.18)
January 1, 2004 to December 31, 2004 ............    $ 8.98       0.05            1.75 4         (0.03)          (0.53)
January 1, 2003 to December 31, 2003 ............    $ 5.66       0.03            3.38 5         (0.09)           0.00
January 1, 2002 to December 31, 2002 ............    $ 6.18       0.00           (0.48)          (0.04)           0.00

OVERSEAS  FUND
---------------------------------------------------------------------------------------------------------------------------
Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    $13.88       0.05 7         (1.65)          (0.18)          (1.16)
October 1, 2006 to September 30, 2007 ...........    $11.74       0.23 7          2.53           (0.20)          (0.42)
October 1, 2005 to September 30, 2006 ...........    $14.19       0.18            1.35           (0.26)          (3.72)
January 1, 2005 to September 30, 2005 8 .........    $13.35       0.08            0.76           (0.00)           0.00
January 1, 2004 to December 31, 2004 ............    $11.41       0.24            1.96           (0.26)           0.00
January 1, 2003 6 to December 31, 2003 ..........    $ 8.69       0.11 7          2.74           (0.13)           0.00

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    $13.80       0.02 7         (1.64)          (0.13)          (1.16)
October 1, 2006 to September 30, 2007 ...........    $11.67       0.15 7          2.54           (0.14)          (0.42)
October 1, 2005 to September 30, 2006 ...........    $14.14       0.10            1.35           (0.20)          (3.72)
January 1, 2005 to September 30, 2005 8 .........    $13.35       0.29            0.50           (0.00)           0.00
January 1, 2004 to December 31, 2004 ............    $11.41       0.14            1.95           (0.15)           0.00
January 1, 2003 to December 31, 2003 ............    $ 8.69       0.07 7          2.72 4         (0.07)           0.00
January 1, 2002 to December 31, 2002 ............    $10.86      (0.01)          (2.16)           0.00            0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3 Calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

4     Includes $0.01 in redemption fees.

5     Includes $0.03 in redemption fees.

6     Commencement of operations.

7     Calculated based upon average shares outstanding.

8     The Fund changed its fiscal year-end from December 31 to September 30.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights          Wells Fargo Advantage International Stock Funds 23


                                                                  Ending      Ratio to Average Net Assets (Annualized) 1
                                                                Net Asset   ------------------------------------------------
                                                     Return     Value Per   Net Investment     Gross    Expenses      Net
                                                   of Capital     Share      Income (Loss)   Expenses    Waived    Expenses
----------------------------------------------------------------------------------------------------------------------------
ASIA  PACIFIC  FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...     0.00        $11.98          0.27%        2.02%     (0.42)%     1.60%
August 1, 2007 6 to September 30, 2007 ..........     0.00        $15.83          0.93%        1.91%     (0.41)%     1.50%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...     0.00        $11.90          0.38%        2.71%     (0.36)%     2.35%
August 1, 2007 6 to September 30, 2007 ..........     0.00        $15.81          0.08%        2.64%     (0.39)%     2.25%

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) ...     0.00        $11.96          0.13%        1.96%     (0.31)%     1.65%
October 1, 2006 to September 30, 2007 ...........     0.00        $15.82          0.34%        1.95%     (0.30)%     1.65%
October 1, 2005 to September 30, 2006 ...........     0.00        $12.56          0.65%        1.96%     (0.31)%     1.65%
January 1, 2005 to September 30, 2005 8 .........     0.00        $11.53          1.08%        1.92%     (0.23)%     1.69%
January 1, 2004 to December 31, 2004 ............     0.00        $10.22          0.57%        1.80%     (0.06)%     1.74%
January 1, 2003 to December 31, 2003 ............     0.00        $ 8.98          0.53%        1.97%     (0.28)%     1.69%
January 1, 2002 to December 31, 2002 ............     0.00        $ 5.66         (0.43)%       2.30%     (0.33)%     1.97%

OVERSEAS  FUND
----------------------------------------------------------------------------------------------------------------------------
Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ...     0.00        $10.94          0.77%        1.41%     (0.46)%     0.95%
October 1, 2006 to September 30, 2007 ...........     0.00        $13.88          1.76%        1.33%     (0.38)%     0.95%
October 1, 2005 to September 30, 2006 ...........     0.00        $11.74          1.88%        1.34%     (0.39)%     0.95%
January 1, 2005 to September 30, 2005 8 .........     0.00        $14.19          1.05%        1.33%     (0.37)%     0.96%
January 1, 2004 to December 31, 2004 ............     0.00        $13.35          1.87%        0.91%     (0.06)%     0.85%
January 1, 2003 6 to December 31, 2003 ..........     0.00        $11.41          1.21%        7.62%     (6.71)%     0.91%

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) ...     0.00        $10.89          0.25%        1.98%     (0.52)%     1.46%
October 1, 2006 to September 30, 2007 ...........     0.00        $13.80          1.19%        1.90%     (0.44)%     1.46%
October 1, 2005 to September 30, 2006 ...........     0.00        $11.67          1.41%        1.91%     (0.45)%     1.46%
January 1, 2005 to September 30, 2005 8 .........     0.00        $14.14          1.56%        1.89%     (0.43)%     1.46%
January 1, 2004 to December 31, 2004 ............     0.00        $13.35          1.03%        1.88%     (0.44)%     1.44%
January 1, 2003 to December 31, 2003 ............     0.00        $11.41          0.77%        1.94%     (0.47)%     1.47%
January 1, 2002 to December 31, 2002 ............     0.00        $ 8.69         (0.12)%       2.12%     (0.33)%     1.79%

                                                                Portfolio    Net Assets at
                                                      Total      Turnover    End of Period
                                                    Return 2     Rate 3     (000's omitted)
--------------------------------------------------------------------------------------------
ASIA  PACIFIC  FUND
--------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...    (9.54)%        95%        $ 33,688
August 1, 2007 6 to September 30, 2007 ..........     7.32%        184%        $    431

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...    (9.97)%        95%        $  1,048
August 1, 2007 6 to September 30, 2007 ..........     7.19%        184%        $     44

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) ...    (9.61)%        95%        $571,029
October 1, 2006 to September 30, 2007 ...........    44.31%        184%        $583,810
October 1, 2005 to September 30, 2006 ...........    19.38%        167%        $373,744
January 1, 2005 to September 30, 2005 8 .........    15.38%        117%        $186,088
January 1, 2004 to December 31, 2004 ............    20.45%        153%        $126,395
January 1, 2003 to December 31, 2003 ............    60.25%        286%        $ 93,041
January 1, 2002 to December 31, 2002 ............    (7.78)%       159%        $ 57,458

OVERSEAS  FUND
--------------------------------------------------------------------------------------------
Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ...   (12.42)%        25%        $  7,708
October 1, 2006 to September 30, 2007 ...........    24.33%         66%        $  9,080
October 1, 2005 to September 30, 2006 ...........    14.23%         40%        $  6,157
January 1, 2005 to September 30, 2005 8 .........     6.30%        111%        $  5,929
January 1, 2004 to December 31, 2004 ............    19.26%         22%        $    180
January 1, 2003 6 to December 31, 2003 ..........    32.77%         41%        $    157

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) ...   (12.59)%        25%        $ 60,642
October 1, 2006 to September 30, 2007 ...........    23.78%         66%        $ 72,953
October 1, 2005 to September 30, 2006 ...........    13.52%         40%        $ 63,394
January 1, 2005 to September 30, 2005 8 .........     5.93%        111%        $ 63,792
January 1, 2004 to December 31, 2004 ............    18.29%         22%        $119,585
January 1, 2003 to December 31, 2003 ............    32.16%         41%        $155,972
January 1, 2002 to December 31, 2002 ............   (19.98)%        46%        $ 84,251

24 Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Asia Pacific Fund and Overseas Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements listed on the NASDAQ, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities

Notes to Financial Statements

                              Wells Fargo Advantage International Stock Funds 25


markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using (any of) the method(s) discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2008.

26 Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: December 31, 2004; September 30, 2005; September 30, 2006; September 30,
2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                   Capital Loss
FUND                                            Expiration Year   Carryforwards
--------------------------------------------------------------------------------
OVERSEAS FUND                                        2009         $   3,885,024
                                                     2010             1,942,513
--------------------------------------------------------------------------------

At September 30, 2007, current year deferred post-October currency losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

--------------------------------------------------------------------------------
                                                                     Deferred
                                                                   Post-October
FUND                                                              Currency Loss
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                                                 $   2,128,138
--------------------------------------------------------------------------------
OVERSEAS FUND                                                           141,858
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts, which have been offset but have not reached their settlement date, are included in unrealized gains and losses. As of March 31, 2008, there were no outstanding forward foreign currency contracts.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. The value of the securities on loan and the value of the related collateral at March 31, 2008, are shown on the Statements of Assets and Liabilities.

Notes to Financial Statements

                              Wells Fargo Advantage International Stock Funds 27


STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2008, neither the Asia Pacific Fund nor the Overseas Fund owned any of these types of structured securities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

--------------------------------------------------------------------------------------------------------------
                                               Advisory                                           Subadvisory
                                              Fees (% of                                           Fees (% of
                         Average Daily      Average Daily                      Average Daily     Average Daily
FUND                       Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
--------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND      First $500 million       1.100       Wells Capital   First $100 million       0.650
                        Next $500 million       1.050         Management     Next $100 million       0.550
                          Next $2 billion       1.000        Incorporated    Over $200 million       0.450
                          Next $2 billion       0.975
                          Over $5 billion       0.950
--------------------------------------------------------------------------------------------------------------
OVERSEAS FUND          First $500 million       0.950          New Star      First $50 million       0.350
                        Next $500 million       0.900       Institutional    Next $500 million       0.290
                          Next $2 billion       0.850          Managers      Over $550 million       0.200
                          Next $2 billion       0.825          Limited
                          Over $5 billion       0.800
--------------------------------------------------------------------------------------------------------------

28 Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

----------------------------------------------------------------------------------------------------
                                                                                 Administration Fees
                                                               Average Daily        (% of Average
                                                                 Net Assets       Daily Net Assets)
----------------------------------------------------------------------------------------------------
Fund Level--Both Asia Pacific Fund and Overseas Fund          First $5 billion          0.05
                                                               Next $5 billion          0.04
                                                              Over $10 billion          0.03
----------------------------------------------------------------------------------------------------
Class Specific:
   ASIA PACIFIC FUND                         Class A          All asset levels          0.28
                                             Class C          All asset levels          0.28
                                         Investor Class       All asset levels          0.38*
----------------------------------------------------------------------------------------------------
   OVERSEAS FUND                       Institutional Class    All asset levels          0.08
                                         Investor Class       All asset levels          0.38*
----------------------------------------------------------------------------------------------------

* Effective March 28, 2008, the class-level administration fee for the Investor Class was reduced by 0.02%, as shown in the table. Prior to March 28, 2008, the class-level administration fee for Investor Class was 0.40%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
FUND                                                           Daily Net Assets
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                                                    0.25
--------------------------------------------------------------------------------
OVERSEAS FUND                                                        0.10
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
SHARE CLASS                                                    Daily Net Assets
--------------------------------------------------------------------------------
Class A                                                              0.25
--------------------------------------------------------------------------------
Class C                                                              0.25
--------------------------------------------------------------------------------
Institutional Class                                                  None
--------------------------------------------------------------------------------
Investor Class                                                       0.25
--------------------------------------------------------------------------------

For the period ended March 31, 2008, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------
FUND                                         Class A   Class C   INVESTOR CLASS
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                            $41,084   $   491       $ 708,108
--------------------------------------------------------------------------------
OVERSEAS FUND                                     NA        NA          83,728
--------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

Notes to Financial Statements

                              Wells Fargo Advantage International Stock Funds 29


For the period ended March 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended March 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
                            Net Operating Expense Ratios
                            ----------------------------
FUND                 Class A    Class C    Institutional Class   Investor Class
--------------------------------------------------------------------------------
ASIA PACIFIC FUND     1.60%      2.35%            NA                   1.65%
--------------------------------------------------------------------------------
OVERSEAS FUND           NA         NA           0.95%                  1.46%
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities and U.S. government obligations (securities with maturities of one year or less at purchase date) for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
FUND                                         Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                              $  547,550,746    $  535,500,084
--------------------------------------------------------------------------------
OVERSEAS FUND                                      18,775,306        21,321,371
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the period ended March 31, 2008, the Asia Pacific Fund and Overseas Fund had no borrowings under the agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

30 Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements. "This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

8. SUBSEQUENT EVENT

At its November 7, 2007 regular meeting, the Board unanimously approved the reorganization (the "Reorganization") of the Wells Fargo Advantage Overseas Fund (the "Target Fund") into the Wells Fargo Advantage International Equity Fund (the "Acquiring Fund"). The Reorganization is subject to the satisfaction of certain conditions, including approval by the Target Fund shareholders. A special meeting of the shareholders of the Target Fund is expected to be held in the second quarter of 2008 for the purpose of enabling shareholders to vote on whether to approve the Reorganization. If shareholders of a Target Fund approve the Reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the then current value of the Target Fund shares.

Upon completion of the Reorganization, the Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a corresponding class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations and dissolve. The Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of this Reorganization. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganization.

Prior to the Reorganization, Target Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Target Fund's prospectus. The proposed Reorganization, if approved by shareholders, is expected to occur during the third quarter of 2008.

Additional information, including a detailed description of the Reorganization and the Board's reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of each Target Fund in May 2008. The Proxy Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

Other Information (Unaudited)

                              Wells Fargo Advantage International Stock Funds 31


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age          Length of Service 2        Principal Occupations During Past Five Years                    Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho        Trustee, since 1987        Co-Director for the Calloway School of Stephens University of   None
65                                               Wake Forest University. Prior thereto, the Thomas Goho Chair of Finance of Wake Forest University, Calloway School of
                                                 Business and Accountancy, from 2006-2007 and Associate
                                                 Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon       Trustee, since 1998;       Chairman, CEO and Co-Founder of Crystal Geyser Water Company    None
65                    Chairman, since 2005       and President of Crystal Geyser Roxane Water Company.
                      (Lead Trustee since 2001)
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell    Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,     None
55                                               University of Pennsylvania. Director of the Boettner Center
                                                 on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                 National Bureau of Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny      Trustee, since 1996        President and CEO of Southern Minnesota Initiative              None
56                                               Foundation, a non-profit organization since 2007 and Senior
                                                 Fellow at the Humphrey Institute Policy Forum at the
                                                 University of Minnesota since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke     Trustee, since 1996        Principal of the law firm of Willeke & Daniels.                 None
67
------------------------------------------------------------------------------------------------------------------------------------

32 Wells Fargo Advantage International Stock Funds

                                                   Other Information (Unaudited)


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                      Position Held and
Name and Age         Length of Service 2         Principal Occupations During Past Five Years                    Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,          None
63                                               Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age          Length of Service 2        Principal Occupations During Past Five Years                    Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch      President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and          None
48                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman      Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds        None
47                    Chief Legal Counsel,       Management, LLC since 2001. Vice President and Managing
                      since 2003                 Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt  Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting and    None
48                                               Tax for Wells Fargo Funds Management, LLC since 2007.
                                                 Director of Fund Administration and SEC Reporting for
                                                 TIAA-CREF from 2005 to 2007. Chief Operating Officer for UMB
                                                 Fund Services, Inc. from 2004 to 2005. Controller for Sungard
                                                 Transaction Networks from 2002 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early       Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
43                    since 2007                 since 2007. Chief Compliance Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of March 31, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

Other Information             Wells Fargo Advantage International Stock Funds 33


BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS: ASIA PACIFIC FUND AND OVERSEAS FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Asia Pacific Fund and Overseas Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Asia Pacific Fund; and (iii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the Overseas Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management and New Star (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to the Funds' benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

34 Wells Fargo Advantage International Stock Funds             Other Information


The Board noted that the performance of the Asia Pacific Fund was better than the median performance of its Universe for all time periods. The Board then noted that the performance of the Overseas Fund was lower than the median performance of its Universe for most time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the Overseas Fund's underperformance. The Board requested continued reports on the performance of the Overseas Fund.

The Board received and considered information regarding the Fund's contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratios for each Fund were lower than, or not appreciably higher than, its Peer Group's median net operating expense ratios. The Board also noted that at its regular meeting in November 2007, it had approved the reorganization of the Overseas Fund into another fund of the Trust (the "Acquiring Fund"), pending shareholder approval, and that, if the reorganization were approved by shareholders of the Fund and consummated, such shareholders would receive shares of the Acquiring Fund, the net operating expense ratio of which would be the same or higher than the net operating expense ratio for the corresponding share class of the Fund.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved Funds Management's recommendation to reduce administration fees for certain share classes of the Funds in coming to its conclusion,

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Asia Pacific Fund was not a material factor in determining whether to renew

Other Information             Wells Fargo Advantage International Stock Funds 35


the agreement. The Board did not consider separate profitability information with respect to New Star, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to New Star had been negotiated by Funds Management on an arm's length basis and that New Star's profitability from its relationship with the Overseas Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

36 Wells Fargo Advantage International Stock Funds         List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        -----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        -----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo     www.wellsfargo.com/advantagefunds          109399 05-08
Funds Management, LLC.                                         SINTNLD/SAR 03-08
All rights reserved.

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]            Semi-Annual Report

                             March 31, 2008

--------------------------------------------------------------------------------

                            WELLS FARGO ADVANTAGE ALLOCATION FUNDS
                            ----------------------------------------------------

                            o WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND
                            o WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
                            o WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
                            o WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
                            o WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for eDelivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ...................................................    2

PERFORMANCE HIGHLIGHTS
Aggressive Allocation Fund ...............................................    4
Asset Allocation Fund ....................................................    6
Conservative Allocation Fund .............................................    8
Growth Balanced Fund .....................................................   10
Moderate Balanced Fund ...................................................   12

FUND EXPENSES ............................................................   14

PORTFOLIO OF INVESTMENTS
Aggressive Allocation Fund ...............................................   16
Asset Allocation Fund ....................................................   17
Conservative Allocation Fund .............................................   33
Growth Balanced Fund .....................................................   34
Moderate Balanced Fund ...................................................   35

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   36
Statements of Operations .................................................   38
Statements of Changes in Net Assets ......................................   40
Financial Highlights .....................................................   46

NOTES TO FINANCIAL STATEMENTS ............................................   50

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio ............................................   57
Disciplined Growth Portfolio .............................................   62
Emerging Growth Portfolio ................................................   66
Equity Income Portfolio ..................................................   71
Equity Value Portfolio ...................................................   76
Index Portfolio ..........................................................   81
International Core Portfolio .............................................   96
International Growth Portfolio ...........................................   99
International Index Portfolio ............................................  103
International Value Portfolio ............................................  127
Large Cap Appreciation Portfolio .........................................  132
Large Company Growth Portfolio ...........................................  137
Small Cap Index Portfolio ................................................  141
Small Company Growth Portfolio ...........................................  158
Small Company Value Portfolio ............................................  164
Strategic Small Cap Value Portfolio ......................................  170

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................  182
Statements of Operations .................................................  186
Statements of Changes in Net Assets ......................................  190
Financial Highlights .....................................................  198

NOTES TO FINANCIAL STATEMENTS ............................................  200

OTHER INFORMATION ........................................................  209

LIST OF ABBREVIATIONS ....................................................  215

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $156 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2008.

EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                          Equity Value Fund                                  Opportunity Fund
C&B Large Cap Value Fund                   Growth and Income Fund                             Overseas Fund
C&B Mid Cap Value Fund                     Growth Fund                                        Small Cap Disciplined Fund
Capital Growth Fund                        Growth Equity Fund                                 Small Cap Growth Fund
Common Stock Fund                          Index Fund                                         Small Cap Opportunities Fund
Discovery Fund                             International Core Fund                            Small Cap Value Fund
Diversified Equity Fund                    International Equity Fund                          Small Company Growth Fund
Diversified Small Cap Fund                 International Value Fund                           Small Company Value Fund
Emerging Growth Fund                       Large Cap Appreciation Fund                        Small/Mid Cap Value Fund
Emerging Markets Equity Fund               Large Cap Growth Fund                              Specialized Financial Services Fund
Endeavor Large Cap Fund                    Large Company Core Fund                            Specialized Technology Fund
Endeavor Select Fund                       Large Company Growth Fund                          Strategic Small Cap Value Fund
Enterprise Fund                            Large Company Value Fund                           U.S. Value Fund
Equity Income Fund                         Mid Cap Disciplined Fund                           Value Fund
Equity Index Fund                          Mid Cap Growth Fund

BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund      Intermediate Government Income Fund 1              Stable Income Fund
California Tax-Free Fund                   Intermediate Tax-Free Fund                         Strategic Income Fund
Colorado Tax-Free Fund                     Minnesota Tax-Free Fund                            Total Return Bond Fund
Corporate Bond Fund                        Municipal Bond Fund                                Ultra Short-Term Income Fund
Diversified Bond Fund                      National Limited-Term Tax-Free Fund                Ultra Short-Term Municipal Income Fund
Government Securities Fund 1               National Tax-Free Fund                             Ultra-Short Duration Bond Fund
High Income Fund                           Short Duration Government Bond Fund 1              Wisconsin Tax-Free Fund
High Yield Bond Fund                       Short-Term Bond Fund
Income Plus Fund                           Short-Term High Yield Bond Fund
Inflation-Protected Bond Fund              Short-Term Municipal Bond Fund

ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund                 WealthBuilder Conservative Allocation Portfolio    Target 2020 Fund 2
Asset Allocation Fund                      WealthBuilder Equity Portfolio                     Target 2025 Fund 2
Balanced Fund                              WealthBuilder Growth Allocation Portfolio          Target 2030 Fund 2
Conservative Allocation Fund               WealthBuilder Growth Balanced Portfolio            Target 2035 Fund 2
Growth Balanced Fund                       WealthBuilder Moderate Balanced Portfolio          Target 2040 Fund 2
Moderate Balanced Fund                     WealthBuilder Tactical Equity Portfolio            Target 2045 Fund 2
Life Stage-Aggressive Portfolio            Target Today Fund 2                                Target 2050 Fund 2
Life Stage-Conservative Portfolio          Target 2010 Fund 2
Life Stage-Moderate Portfolio              Target 2015 Fund 2

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1          Heritage Money Market Fund                         National Tax-Free Money Market Fund
California Tax-Free Money Market Fund      Minnesota Money Market Fund                        National Tax-Free Money Market Trust
California Tax-Free Money Market Trust     Money Market Fund                                  Overland Express Sweep Fund
Cash Investment Money Market Fund          Money Market Trust                                 Prime Investment Money Market Fund
Government Money Market Fund 1             Municipal Money Market Fund                        Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
------------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                   VT International Core Fund                         VT Opportunity Fund
VT C&B Large Cap Value Fund                VT Large Company Core Fund                         VT Small Cap Growth Fund
VT Discovery Fund                          VT Large Company Growth Fund                       VT Small/Mid Cap Value Fund
VT Equity Income Fund                      VT Money Market Fund                               VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Allocation Funds                  Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

                                                             THE LEHMAN BROTHERS
                                                         TREASURY INDEX RETURNED
                                                        8.56%, COMPARED TO 5.23%
                                                      FOR THE BROAD BOND MARKET,
                                                              AS MEASURED BY THE
                                                            LEHMAN BROTHERS U.S.
                                                                AGGREGATE INDEX.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS that covers the six-month period that ended March 31, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

Falling prices of new and existing homes especially affected subprime borrowers who faltered when easy access to credit all but disappeared for them and market-value equity on their homes declined. The price correction in the market value of homes prevented many struggling borrowers from paying off their full mortgage balances by selling their homes. Housing market woes also had a ripple effect as financial markets began to assess the full impact of the subprime loans that had been packaged and sold both in the United States and abroad. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, highlighted some of the more significant risks within the market.

THE FED RESPONDED IN MANY WAYS.

First, by lowering the federal funds rate (the rate at which member banks borrow money from each other) by 250 basis points (100 basis points equals 1.00%.) Second, it lowered the discount rate (the rate at which banks borrow money directly from the Fed) by 275 basis points. And, third, it agreed to make the discount window available to non-bank dealers and to lend to banks for longer than normal periods of time to help ease some of the constraints on liquidity. In addition, the Fed launched several other new programs to provide liquidity to financial institutions.

INVESTORS SOUGHT RELATIVE SAFETY IN MONEY MARKET FUNDS AND IN THE U.S. TREASURY MARKET.

During the six-month period, the Lehman Brothers U.S. Treasury Index 1 returned 8.56%, compared to 5.23% for the broad bond market, as measured by the Lehman Brothers U.S. Aggregate Index 2. Mortgage-related securities declined on continued housing-related turmoil. Corporate and high-yield bonds also trailed as investors worried about the effect of a slowing economy on potential future default rates. In the international credit markets, Europe and Britain experienced some of the same concerns over liquidity that were felt in the U.S. credit markets, which resulted in tighter lending practices overseas.

--------------------------------------------------------------------------------
1 The Lehman Brothers U.S. Treasury Index is composed of public obligations of the U.S. Treasury. You cannot invest directly in an index.

2 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

Letter to Shareholders                  Wells Fargo Advantage Allocation Funds 3


THE STOCK MARKET STRUGGLED IN MOST AREAS.

The S&P 500 Index declined 12.46% for the six-month period. Value stocks underperformed, largely because of weakness in financial stocks, with the S&P 500 Financial Index 3 declining 26.29% for the period. Small cap stocks modestly underperformed large caps. Most international markets also posted negative returns, however, the U.S. dollar's decline partially offset these losses for U.S.-based investors. The MSCI EAFE Index 4 was down 10.50% for the period in U.S. dollar terms.

PLANNING AHEAD.

The continued uncertainty surrounding the housing market, liquidity, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

THE S&P 500 INDEX DECLINED 12.46% FOR THE SIX-MONTH PERIOD ...

.... THE MSCI EAFE INDEX WAS DOWN 10.50% FOR THE PERIOD IN U.S. DOLLAR TERMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 The S&P 500 Financial Index is a market-capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an index.

4 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

4 Wells Fargo Advantage Allocation Funds                  Performance Highlights


WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Galliard Capital Management, Inc.
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

December 2, 1997

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Microsoft Corporation                                                     1.86%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   1.75%
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                          1.36%
--------------------------------------------------------------------------------
General Electric Company                                                  1.20%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                1.08%
--------------------------------------------------------------------------------
AT&T Incorporated                                                         0.99%
--------------------------------------------------------------------------------
Nokia Oyj ADR                                                             0.91%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                    0.90%
--------------------------------------------------------------------------------
Bank of America Corporation                                               0.90%
--------------------------------------------------------------------------------
American International Group Incorporated                                 0.84%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (80%)                  (20%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (95%)                  (5%)

--------------------------------------------------------------------------------
1 The Ten Largest Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

2 Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations.

Performance Highlights                  Wells Fargo Advantage Allocation Funds 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

-----------------------------------------------------------------------------------------------------
                                                                                      Expense Ratio
                                              6 Month*   1 Year   5 Year   10 Year   Gross 4   Net 5
-----------------------------------------------------------------------------------------------------
Administrator Class (NWBEX)                     (13.77)   (5.99)   10.66      5.07      1.20    1.00
-----------------------------------------------------------------------------------------------------
BENCHMARKS
-----------------------------------------------------------------------------------------------------
   Aggressive Allocation Composite Index 6       (9.00)   (3.09)   11.72      4.80
-----------------------------------------------------------------------------------------------------
   S&P 500 Index 7                              (12.46)   (5.08)   11.32      3.50
-----------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 8         5.23     7.67     4.58      6.04
-----------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND - Administrator Class was named the Wells Fargo Strategic Growth Allocation Fund - Institutional Class.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Aggressive Allocation Composite Index is weighted 20% in the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 20% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 20% in the S&P 500 Index, 20% in the Russell 1000(R) Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 12% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 8% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an index.

7 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

8 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

6 Wells Fargo Advantage Allocation Funds                  Performance Highlights


WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen G. Blomster, CFA
Gregory T. Genung, CFA
Jeffrey P. Mellas

FUND INCEPTION

November 13, 1986

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
US Treasury Bond, 4.50%, 02/15/2036                                       6.74%
--------------------------------------------------------------------------------
US Treasury Bond, 6.25%, 05/15/2030                                       5.23%
--------------------------------------------------------------------------------
US Treasury Bond, 5.38%, 02/15/2031                                       4.73%
--------------------------------------------------------------------------------
US Treasury Bond, 5.00%, 05/15/2037                                       4.31%
--------------------------------------------------------------------------------
US Treasury Bond, 4.75%, 02/15/2037                                       4.10%
--------------------------------------------------------------------------------
US Treasury Bond, 5.50%, 08/15/2028                                       3.11%
--------------------------------------------------------------------------------
US Treasury Bond, 6.13%, 08/15/2029                                       3.08%
--------------------------------------------------------------------------------
US Treasury Bond, 5.25%, 02/15/2029                                       2.97%
--------------------------------------------------------------------------------
US Treasury Bond, 5.25%, 11/15/2028                                       2.90%
--------------------------------------------------------------------------------
US Treasury Bond, 4.38%, 02/15/2038                                       2.48%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (9%)
Consumer Staples                                                           (11%)
Energy                                                                     (13%)
Financials                                                                 (16%)
Health Care                                                                (12%)
Industrials                                                                (12%)
Information Technology                                                     (16%)
Materials                                                                   (4%)
Telecommunication Services                                                  (3%)
Utilities                                                                   (4%)

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (60%)                  (40%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (85%)                  (15%)

--------------------------------------------------------------------------------
1 The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

2 Sector distribution and portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution or portfolio allocations.

Performance Highlights                  Wells Fargo Advantage Allocation Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

------------------------------------------------------------------------------------------------------------------------------------
                                                    Including Sales Charge             Excluding Sales Charge        Expense Ratio
                                              6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross 4  Net 5
------------------------------------------------------------------------------------------------------------------------------------
Class A (SFAAX)                                 (14.42)  (7.02)   8.50     4.05     (9.20)  (1.36)   9.79     4.67     1.26   1.15
------------------------------------------------------------------------------------------------------------------------------------
Class B (SASBX)**                               (14.51)  (7.09)   8.68     3.90     (9.51)  (2.09)   8.97     3.90     2.01   1.90
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFALX)                                 (10.55)  (3.10)   8.97     3.89     (9.55)  (2.10)   8.97     3.89     2.01   1.90
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFAIX)                                                         (9.07)  (1.06)  10.06     4.82     1.08   0.90
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Asset Allocation Composite Index 6                                               (4.02)   1.96    9.59     5.55
------------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 7                                                                 (12.46)  (5.08)  11.32     3.50
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 20+ Treasury Index 8                                             10.18   13.36    6.52     7.54
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE-WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Administrator Class shares incepted on November 8, 1999. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers 20+ Treasury Index.

7 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

8 The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

8 Wells Fargo Advantage Allocation Funds                  Performance Highlights


WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Galliard Capital Management, Inc.
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
GNMA, 7.06%, 08/16/2042                                                    0.71%
--------------------------------------------------------------------------------
FNMA, 4.36%, 06/01/2034                                                    0.69%
--------------------------------------------------------------------------------
US Treasury Bond, 3.38%, 04/15/2032                                        0.57%
--------------------------------------------------------------------------------
FHLMC, 6.50%, 02/15/2024                                                   0.53%
--------------------------------------------------------------------------------
Small Business Administration Participation Certificates Series
   2006-P10A Class 1                                                       0.49%
--------------------------------------------------------------------------------
FHLMC, 4.50%, 06/01/2019                                                   0.47%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      0.47%
--------------------------------------------------------------------------------
US Treasury Note, 4.25%, 11/15/2017                                        0.45%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    0.44%
--------------------------------------------------------------------------------
Brazos Higher Education Authority Series 2005-4 Class A5                   0.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (20%)                  (80%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (25%)                  (75%)

--------------------------------------------------------------------------------
1 The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

2 Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations.

Performance Highlights                  Wells Fargo Advantage Allocation Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

------------------------------------------------------------------------------------------------------
                                                                                       Expense Ratio
CONSERVATIVE ALLOCATION FUND                   6 Month*   1 Year   5 Year   10 Year   Gross 4   Net 5
------------------------------------------------------------------------------------------------------
Administrator Class (NVCBX)                     (2.24)      1.65     5.36    5.04      1.05     0.85
------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------
   Conservative Allocation Composite Index 6     1.15       4.75     6.09    5.43
------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 7        5.23       7.67     4.58    6.04
------------------------------------------------------------------------------------------------------
   S&P 500 Index 8                             (12.46)     (5.08)   11.32    3.50
------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND - Administrator Class was named the Wells Fargo Strategic Income Fund
      - Institutional Class.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Conservative Allocation Composite Index is weighted 55% in the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 25% in the Lehman Brothers 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 5% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 5% in the S&P 500 Index, 5% in the Russell 1000(R) Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 3% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 2% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an index.

7 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

8 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

10 Wells Fargo Advantage Allocation Funds                 Performance Highlights


WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (the Fund) seeks total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Galliard Capital Management, Inc.
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Microsoft Corporation                                                      1.52%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    1.43%
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                           1.11%
--------------------------------------------------------------------------------
General Electric Company                                                   0.98%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 0.88%
--------------------------------------------------------------------------------
AT&T Incorporated                                                          0.81%
--------------------------------------------------------------------------------
Nokia Oyj ADR                                                              0.74%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                     0.73%
--------------------------------------------------------------------------------
Bank of America Corporation                                                0.73%
--------------------------------------------------------------------------------
American International Group Incorporated                                  0.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (65%)                  (35%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (80%)                  (20%)

--------------------------------------------------------------------------------
1 The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

2 Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations.

3 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Class A shares incepted on October 14, 1998. Class B and C shares incepted on October 1, 1998.

Performance Highlights                 Wells Fargo Advantage Allocation Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Including Sales Charge            Excluding Sales Charge        Expense Ratio
GROWTH BALANCED FUND                       6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year   5 Year  10 Year  Gross 4   Net 5
----------------------------------------------------------------------------------------------------------------------------------
Class A (WFGBX)                            (16.39)    (9.70)   8.15   4.62     (11.29)   (4.20)   9.43     5.24     1.31     1.20
----------------------------------------------------------------------------------------------------------------------------------
Class B (NVGRX)                            (16.60)    (9.90)   8.32   4.46     (11.60)   (4.90)   8.61     4.46     2.06     1.95
----------------------------------------------------------------------------------------------------------------------------------
Class C (WFGWX)                            (12.62)    (5.91)   8.61   4.48     (11.62)   (4.91)   8.61     4.48     2.06     1.95
----------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVGBX)                                                    (11.18)   (3.97)   9.71     5.48     1.13     0.95
----------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
----------------------------------------------------------------------------------------------------------------------------------
   Growth Balanced Composite Index 6                                            (6.43)   (1.07)  10.41     5.16
----------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 7                                                             (12.46)   (5.08)  11.32     3.50
----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 8                                        5.23     7.67    4.58     6.04
----------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Growth Balanced Composite Index is weighted 35% in the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 16.25% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 16.25% in the S&P 500 Index, 16.25% in the Russell 1000(R) Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 9.75% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far
      East), and 6.50% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an index.

7 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

8 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

12 Wells Fargo Advantage Allocation Funds                 Performance Highlights


WELLS FARGO ADVANTAGE MODERATE BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Galliard Capital Management, Inc
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Microsoft Corporation                                                     0.93%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   0.88%
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                          0.68%
--------------------------------------------------------------------------------
General Electric Company                                                  0.60%
--------------------------------------------------------------------------------
GNMA, 7.06%, 08/16/2042                                                   0.58%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                0.54%
--------------------------------------------------------------------------------
AT&T Incorporated                                                         0.50%
--------------------------------------------------------------------------------
FNMA, 4.36%, 06/01/2034                                                   0.48%
--------------------------------------------------------------------------------
US Treasury Bond, 3.38%, 04/15/2032                                       0.46%
--------------------------------------------------------------------------------
Nokia Oyj ADR                                                             0.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (40%)                  (60%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks                  Bonds
                          (50%)                  (50%)

--------------------------------------------------------------------------------
1 The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

2 Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations.

3 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Class A, Class B, and Class C shares incepted on January 30, 2004.

Performance Highlights                 Wells Fargo Advantage Allocation Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Including Sales Charge               Excluding Sales Charge         Expense Ratio
                                            6 Month*  1 Year  5 Year  10 Year   6 Month*  1 Year  5 Year  10 Year   Gross 4  Net 5
-----------------------------------------------------------------------------------------------------------------------------------
Class A (WFMAX)                              (11.87)  (6.84)    5.85     4.47     (6.49)  (1.15)    7.11     5.09      1.28   1.15
-----------------------------------------------------------------------------------------------------------------------------------
Class B (WMOBX)                              (11.91)  (6.95)    5.99     4.30     (6.91)  (1.95)    6.30     4.30      2.03   1.90
-----------------------------------------------------------------------------------------------------------------------------------
Class C (WFBCX)                               (7.89)  (2.93)    6.30     4.30     (6.89)  (1.93)    6.30     4.30      2.03   1.90
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVMBX)                                                       (6.41)  (0.92)    7.37     5.35      1.10   0.90
-----------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
-----------------------------------------------------------------------------------------------------------------------------------
   Moderate Balanced Composite Index 6                                            (2.28)   2.15     8.00     5.35
-----------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 7                                                               (12.46)  (5.08)   11.32     3.50
-----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 8                                         5.23    7.67     4.58     6.04
-----------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE
- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Moderate Balanced Composite Index is weighted 45% in the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 15% in the Lehman Brothers 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 10% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index), 10% in the S&P 500 Index, 10% in the Russell 1000(R) Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 6% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 4% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an index.

7 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

8 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

14 Wells Fargo Advantage Allocation Funds              Fund Expenses (Unaudited)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                              Beginning        Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND             10-01-2007       03-31-2008      Period*     Expense Ratio
------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  862.30        $4.67          1.00%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.05        $5.06          1.00%
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                     $1,000.00       $  908.00        $5.50          1.15%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,019.30        $5.82          1.15%
------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                     $1,000.00       $  904.90        $9.07          1.90%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,015.54        $9.60          1.90%
------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                     $1,000.00       $  904.50        $9.07          1.90%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,015.54        $9.60          1.90%
------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  909.30        $4.31          0.90%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.56        $4.56          0.90%
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  977.60        $4.21          0.85%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.81        $4.31          0.85%
------------------------------------------------------------------------------------------------------------------------

Fund Expenses (Unaudited)              Wells Fargo Advantage Allocation Funds 15


------------------------------------------------------------------------------------------------------------------------
                                                              Beginning         Ending       Expenses
                                                            Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE GROWTH BALANCED FUND                   10-01-2007       03-31-2008      Period*     Expense Ratio
------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                     $1,000.00       $  887.10        $5.68          1.20%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,019.05        $6.07          1.20%
------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                     $1,000.00       $  884.00        $9.21          1.95%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,015.29        $9.85          1.95%
------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                     $1,000.00       $  883.80        $9.21          1.95%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,015.29        $9.85          1.95%
------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  888.20        $4.50          0.95%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.31        $4.81          0.95%
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MODERATE BALANCED FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                     $1,000.00       $  935.10        $5.58          1.15%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,019.30        $5.82          1.15%
------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                     $1,000.00       $  930.90        $9.20          1.90%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,015.54        $9.60          1.90%
------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                     $1,000.00       $  931.10        $9.20          1.90%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,015.54        $9.60          1.90%
------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  935.90        $4.37          0.90%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.56        $4.56          0.90%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

16 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

     FACE/SHARE
     AMOUNT        SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.48%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $    13,981,375
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     8,444,845
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        1,937,451
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         13,971,126
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          13,927,696
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 41,958,505
            N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                               4,245,412
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     6,426,288
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   6,454,312
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    6,413,027
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    6,432,317
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 4,209,799
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  29,462,181
            N/A    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                  29,601,624
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        5,623,556
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   3,681,382
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      555,811
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              5,067,231
            N/A    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                      8,468,678

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $204,568,478)                                                   210,862,616
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 1.11%

US TREASURY BILLS: 1.11%
$        25,000    US TREASURY BILL^#                                                    1.80%        08/07/2008             24,880
      1,905,000    US TREASURY BILL^#                                                    2.06         08/07/2008          1,895,822
        325,000    US TREASURY BILL^#                                                    3.15         05/08/2008            324,509
         40,000    US TREASURY BILL^#                                                    3.16         05/08/2008             39,940
         40,000    US TREASURY BILL^#                                                    3.47         05/08/2008             39,940
         50,000    US TREASURY BILL^#                                                    3.69         05/08/2008             49,922

                                                                                                                          2,375,013
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,369,531)                                                                            2,375,013
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $206,938,009)                         99.59%                                                                  $   213,237,629

OTHER ASSETS AND LIABILITIES, NET            0.41                                                                           876,219
                                           ------                                                                   ---------------

TOTAL NET ASSETS                           100.00%                                                                  $   214,113,848
                                           ------                                                                   ---------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 17


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 58.32%

AMUSEMENT & RECREATION SERVICES: 0.06%
         14,594    INTERNATIONAL GAME TECHNOLOGY                                                                    $       586,825
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES: 0.20%
          4,019    ABERCROMBIE & FITCH COMPANY CLASS A                                                                      293,950
         21,217    GAP INCORPORATED                                                                                         417,551
         14,635    KOHL'S CORPORATION+                                                                                      627,695
         14,499    LIMITED BRANDS INCORPORATED                                                                              247,933
          8,352    NORDSTROM INCORPORATED                                                                                   272,275

                                                                                                                          1,859,404
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.07%
          4,039    JONES APPAREL GROUP INCORPORATED                                                                          54,203
          4,641    LIZ CLAIBORNE INCORPORATED                                                                                84,234
          2,747    POLO RALPH LAUREN CORPORATION                                                                            160,123
          4,092    VF CORPORATION                                                                                           317,171

                                                                                                                            615,731
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
          6,299    AUTONATION INCORPORATED<<+                                                                                94,296
          2,005    AUTOZONE INCORPORATED<<+                                                                                 228,229

                                                                                                                            322,525
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
          2,708    RYDER SYSTEM INCORPORATED                                                                                164,944
                                                                                                                    ---------------

BIOPHARMACEUTICALS: 0.48%
         20,299    CELGENE CORPORATION+                                                                                   1,244,126
         12,486    GENZYME CORPORATION+                                                                                     930,706
         43,338    GILEAD SCIENCES INCORPORATED+                                                                          2,233,207

                                                                                                                          4,408,039
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.08%
          5,710    CENTEX CORPORATION<<                                                                                     138,239
         12,784    D.R. HORTON INCORPORATED                                                                                 201,348
          3,592    KB HOME<<                                                                                                 88,830
          6,490    LENNAR CORPORATION CLASS A<<                                                                             122,077
          9,972    PULTE HOMES INCORPORATED<<                                                                               145,093

                                                                                                                            695,587
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.44%
         78,739    HOME DEPOT INCORPORATED                                                                                2,202,330
         68,241    LOWE'S COMPANIES INCORPORATED                                                                          1,565,449
          4,755    SHERWIN-WILLIAMS COMPANY<<                                                                               242,695

                                                                                                                          4,010,474
                                                                                                                    ---------------

BUSINESS SERVICES: 3.61%
         26,546    ADOBE SYSTEMS INCORPORATED<<+                                                                            944,772
          4,477    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       224,342
          7,797    AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                      219,564
         10,773    AUTODESK INCORPORATED+                                                                                   339,134
         24,390    AUTOMATIC DATA PROCESSING INCORPORATED                                                                 1,033,892
          8,964    BMC SOFTWARE INCORPORATED<<+                                                                             291,509
         18,204    CA INCORPORATED                                                                                          409,590

18 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
          8,645    CITRIX SYSTEMS INCORPORATED+                                                                     $       253,558
         13,453    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      387,850
          7,634    COMPUTER SCIENCES CORPORATION+                                                                           311,391
         12,794    COMPUWARE CORPORATION+                                                                                    93,908
          5,914    CONVERGYS CORPORATION                                                                                     89,065
         52,045    EBAY INCORPORATED+                                                                                     1,553,023
         14,780    ELECTRONIC ARTS INCORPORATED+                                                                            737,818
         23,763    ELECTRONIC DATA SYSTEMS CORPORATION                                                                      395,654
          6,048    EQUIFAX INCORPORATED                                                                                     208,535
          7,985    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      304,548
          7,671    FISERV INCORPORATED+                                                                                     368,898
         10,819    GOOGLE INCORPORATED CLASS A+                                                                           4,765,445
          8,554    IMS HEALTH INCORPORATED                                                                                  179,720
         21,981    INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                           184,860
         15,291    INTUIT INCORPORATED<<+                                                                                   413,010
         24,428    JUNIPER NETWORKS INCORPORATED<<+                                                                         610,700
        373,446    MICROSOFT CORPORATION                                                                                 10,598,397
          5,856    MONSTER WORLDWIDE INCORPORATED                                                                           141,774
         16,428    NOVELL INCORPORATED                                                                                      103,332
         14,958    OMNICOM GROUP INCORPORATED                                                                               660,844
        184,538    ORACLE CORPORATION+                                                                                    3,609,566
          7,410    ROBERT HALF INTERNATIONAL INCORPORATED                                                                   190,733
         36,988    SUN MICROSYSTEMS INCORPORATED+                                                                           574,424
         39,492    SYMANTEC CORPORATION<<+                                                                                  656,357
          9,277    TOTAL SYSTEM SERVICES INCORPORATED                                                                       219,494
         16,489    UNISYS CORPORATION<<+                                                                                     73,046
          9,956    VERISIGN INCORPORATED<<+                                                                                 330,937
         62,388    YAHOO! INCORPORATED<<+                                                                                 1,804,885

                                                                                                                         33,284,575
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 6.04%
         72,120    ABBOTT LABORATORIES                                                                                    3,977,418
         10,005    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    920,460
         50,745    AMGEN INCORPORATED+                                                                                    2,120,126
          4,968    AVERY DENNISON CORPORATION                                                                               244,674
         19,911    AVON PRODUCTS INCORPORATED                                                                               787,281
          5,034    BARR PHARMACEUTICALS INCORPORATED+                                                                       243,193
         13,892    BIOGEN IDEC INCORPORATED+                                                                                856,997
         92,353    BRISTOL-MYERS SQUIBB COMPANY                                                                           1,967,119
          6,478    CLOROX COMPANY                                                                                           366,914
         23,786    COLGATE-PALMOLIVE COMPANY                                                                              1,853,167
         43,839    DOW CHEMICAL COMPANY                                                                                   1,615,467
         41,961    E.I. DU PONT DE NEMOURS & COMPANY                                                                      1,962,096
          3,721    EASTMAN CHEMICAL COMPANY                                                                                 232,376
          8,188    ECOLAB INCORPORATED                                                                                      355,605
         46,152    ELI LILLY & COMPANY                                                                                    2,380,982
          5,324    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              244,105
         14,528    FOREST LABORATORIES INCORPORATED+                                                                        581,265
          7,404    HOSPIRA INCORPORATED+                                                                                    316,669
          3,780    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          166,509
        132,162    JOHNSON & JOHNSON                                                                                      8,573,349
         11,480    KING PHARMACEUTICALS INCORPORATED+                                                                        99,876
         25,567    MONSANTO COMPANY                                                                                       2,850,721
         14,201    MYLAN LABORATORIES INCORPORATED<<+                                                                       164,732

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 19


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        315,450    PFIZER INCORPORATED<<                                                                            $     6,602,369
          7,643    PPG INDUSTRIES INCORPORATED                                                                              462,478
         14,615    PRAXAIR INCORPORATED                                                                                   1,231,021
        143,588    PROCTER & GAMBLE COMPANY                                                                              10,061,211
          5,849    ROHM & HAAS COMPANY                                                                                      316,314
         75,631    SCHERING-PLOUGH CORPORATION                                                                            1,089,843
          6,037    SIGMA-ALDRICH CORPORATION                                                                                360,107
         62,426    WYETH                                                                                                  2,606,910

                                                                                                                         55,611,354
                                                                                                                    ---------------

COAL MINING: 0.13%
          8,515    CONSOL ENERGY INCORPORATED                                                                               589,153
         12,644    PEABODY ENERGY CORPORATION                                                                               644,844

                                                                                                                          1,233,997
                                                                                                                    ---------------

COMMUNICATIONS: 2.49%
         18,884    AMERICAN TOWER CORPORATION CLASS A<<+                                                                    740,442
        281,611    AT&T INCORPORATED<<                                                                                   10,785,701
          4,975    CENTURYTEL INCORPORATED<<                                                                                165,369
         15,292    CITIZENS COMMUNICATIONS COMPANY                                                                          160,413
         23,229    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                678,751
        140,487    COMCAST CORPORATION CLASS A                                                                            2,717,019
         33,243    DIRECTV GROUP INCORPORATED+                                                                              824,094
          7,157    EMBARQ CORPORATION                                                                                       286,996
          8,430    IAC/INTERACTIVECORP+                                                                                     175,007
         71,736    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                        324,964
        132,924    SPRINT NEXTEL CORPORATION<<+                                                                             889,262
        133,951    VERIZON COMMUNICATIONS INCORPORATED                                                                    4,882,514
         21,181    WINDSTREAM CORPORATION                                                                                   253,125

                                                                                                                         22,883,657
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 4.49%
        207,263    BANK OF AMERICA CORPORATION<<                                                                          7,857,340
         53,253    BANK OF NEW YORK MELLON CORPORATION                                                                    2,222,248
         25,485    BB&T CORPORATION<<                                                                                       817,049
        242,913    CITIGROUP INCORPORATED                                                                                 5,203,196
          7,022    COMERICA INCORPORATED<<                                                                                  246,332
         24,859    FIFTH THIRD BANCORP                                                                                      520,050
          5,898    FIRST HORIZON NATIONAL CORPORATION<<                                                                      82,631
         24,185    HUDSON CITY BANCORP INCORPORATED                                                                         427,591
         17,087    HUNTINGTON BANCSHARES INCORPORATED<<                                                                     183,685
        158,473    JPMORGAN CHASE & COMPANY                                                                               6,806,415
         18,605    KEYCORP                                                                                                  408,380
          3,592    M&T BANK CORPORATION<<                                                                                   289,084
         12,214    MARSHALL & ILSLEY CORPORATION                                                                            283,365
         29,578    NATIONAL CITY CORPORATION                                                                                294,301
          8,954    NORTHERN TRUST CORPORATION                                                                               595,172
         15,899    PNC FINANCIAL SERVICES GROUP<<                                                                         1,042,497
         32,361    REGIONS FINANCIAL CORPORATION<<                                                                          639,130
         16,858    SOVEREIGN BANCORP INCORPORATED<<+                                                                        157,117
         18,077    STATE STREET CORPORATION                                                                               1,428,083
         16,368    SUNTRUST BANKS INCORPORATED<<                                                                            902,532
         80,705    US BANCORP                                                                                             2,611,614
         92,473    WACHOVIA CORPORATION<<                                                                                 2,496,771
         41,177    WASHINGTON MUTUAL INCORPORATED<<                                                                         424,123

20 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
        153,820    WELLS FARGO & COMPANY(L)                                                                         $     4,476,162
         34,976    WESTERN UNION COMPANY<<                                                                                  743,940
          4,998    ZIONS BANCORPORATION                                                                                     227,659

                                                                                                                         41,386,467
                                                                                                                    ---------------

E-COMMERCE/SERVICES: 0.11%
         14,391    AMAZON.COM INCORPORATED+                                                                               1,026,078
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.45%
          6,685    DARDEN RESTAURANTS INCORPORATED                                                                          217,597
         53,732    MCDONALD'S CORPORATION                                                                                 2,996,634
          4,078    WENDY'S INTERNATIONAL INCORPORATED                                                                        94,039
         22,185    YUM! BRANDS INCORPORATED                                                                                 825,504

                                                                                                                          4,133,774
                                                                                                                    ---------------

EDUCATIONAL SERVICES: 0.03%
          6,408    APOLLO GROUP INCORPORATED CLASS A<<+                                                                     276,826
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES: 2.34%
         31,225    AES CORPORATION+                                                                                         520,521
          7,802    ALLEGHENY ENERGY INCORPORATED                                                                            394,001
         15,732    ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    170,063
          9,738    AMEREN CORPORATION                                                                                       428,862
         18,682    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             777,732
         15,273    CENTERPOINT ENERGY INCORPORATED                                                                          217,946
         10,506    CMS ENERGY CORPORATION                                                                                   142,251
         12,697    CONSOLIDATED EDISON INCORPORATED                                                                         504,071
          8,301    CONSTELLATION ENERGY GROUP INCORPORATED                                                                  732,729
         26,820    DOMINION RESOURCES INCORPORATED                                                                        1,095,329
          7,615    DTE ENERGY COMPANY<<                                                                                     296,147
         58,922    DUKE ENERGY CORPORATION                                                                                1,051,758
         23,136    DYNEGY INCORPORATED CLASS A+                                                                             182,543
         15,201    EDISON INTERNATIONAL                                                                                     745,153
         32,696    EL PASO CORPORATION                                                                                      544,061
          8,919    ENTERGY CORPORATION<<                                                                                    972,885
         30,850    EXELON CORPORATION                                                                                     2,507,180
         14,222    FIRSTENERGY CORPORATION                                                                                  975,914
         19,006    FPL GROUP INCORPORATED                                                                                 1,192,436
          3,565    INTEGRYS ENERGY GROUP INCORPORATED                                                                       166,272
          2,105    NICOR INCORPORATED                                                                                        70,539
         12,791    NISOURCE INCORPORATED                                                                                    220,517
          9,383    PEPCO HOLDINGS INCORPORATED                                                                              231,948
         16,598    PG&E CORPORATION                                                                                         611,138
          4,689    PINNACLE WEST CAPITAL CORPORATION                                                                        164,490
         17,420    PPL CORPORATION                                                                                          799,926
         12,135    PROGRESS ENERGY INCORPORATED                                                                             506,030
         23,723    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             953,427
          8,062    QUESTAR CORPORATION                                                                                      455,987
         12,191    SEMPRA ENERGY                                                                                            649,536
         29,512    SPECTRA ENERGY CORPORATION<<                                                                             671,398
          9,840    TECO ENERGY INCORPORATED                                                                                 156,948
         35,679    THE SOUTHERN COMPANY                                                                                   1,270,529
         23,111    WASTE MANAGEMENT INCORPORATED                                                                            775,605
         20,022    XCEL ENERGY INCORPORATED                                                                                 399,439

                                                                                                                         21,555,311
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 21


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.31%
         28,253    ADVANCED MICRO DEVICES INCORPORATED<<+                                                           $       166,410
         14,338    ALTERA CORPORATION                                                                                       264,249
         13,714    ANALOG DEVICES INCORPORATED                                                                              404,837
         21,810    BROADCOM CORPORATION CLASS A+                                                                            420,279
          4,061    CIENA CORPORATION<<+                                                                                     125,201
        278,125    CISCO SYSTEMS INCORPORATED+                                                                            6,700,031
          8,223    COOPER INDUSTRIES LIMITED CLASS A                                                                        330,153
         36,730    EMERSON ELECTRIC COMPANY                                                                               1,890,126
        465,906    GENERAL ELECTRIC COMPANY                                                                              17,243,181
          2,821    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                           122,826
          9,708    JABIL CIRCUIT INCORPORATED                                                                                91,838
         10,493    JDS UNIPHASE CORPORATION<<+                                                                              140,501
          8,400    KLA-TENCOR CORPORATION                                                                                   311,640
          5,710    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 624,331
         10,309    LINEAR TECHNOLOGY CORPORATION<<                                                                          316,383
         30,844    LSI LOGIC CORPORATION<<+                                                                                 152,678
         10,657    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  755,581
          8,809    MICROCHIP TECHNOLOGY INCORPORATED<<                                                                      288,319
         35,478    MICRON TECHNOLOGY INCORPORATED+                                                                          211,804
          6,560    MOLEX INCORPORATED                                                                                       151,930
        105,202    MOTOROLA INCORPORATED                                                                                    978,379
         10,584    NATIONAL SEMICONDUCTOR CORPORATION                                                                       193,899
         16,027    NETAPP INCORPORATED+                                                                                     321,341
          4,757    NOVELLUS SYSTEMS INCORPORATED<<+                                                                         100,135
         25,921    NVIDIA CORPORATION+                                                                                      512,977
          6,267    QLOGIC CORPORATION<<+                                                                                     96,198
         75,225    QUALCOMM INCORPORATED                                                                                  3,084,225
          7,576    ROCKWELL COLLINS INCORPORATED                                                                            432,968
         19,305    TELLABS INCORPORATED<<+                                                                                  105,212
         61,882    TEXAS INSTRUMENTS INCORPORATED                                                                         1,749,404
         22,741    TYCO ELECTRONICS LIMITED                                                                                 780,471
          3,528    WHIRLPOOL CORPORATION                                                                                    306,169
         13,358    XILINX INCORPORATED<<                                                                                    317,253

                                                                                                                         39,690,929
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.20%
          4,133    FLUOR CORPORATION                                                                                        583,414
          5,661    JACOBS ENGINEERING GROUP INCORPORATED+                                                                   416,593
          9,596    MOODY'S CORPORATION<<                                                                                    334,229
         15,101    PAYCHEX INCORPORATED                                                                                     517,360

                                                                                                                          1,851,596
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.19%
          4,551    BALL CORPORATION                                                                                         209,073
          7,187    FORTUNE BRANDS INCORPORATED                                                                              499,497
         18,684    ILLINOIS TOOL WORKS INCORPORATED                                                                         901,129
          2,691    SNAP-ON INCORPORATED                                                                                     136,837

                                                                                                                          1,746,536
                                                                                                                    ---------------
FINANCIAL SERVICES: 0.02%
          6,892    JANUS CAPITAL GROUP INCORPORATED                                                                         160,377
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 2.41%
         33,366    Anheuser-Busch Companies Incorporated                                                                  1,583,217
         30,027    Archer Daniels Midland Company                                                                         1,235,911

22 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS: (continued)
         10,272    CAMPBELL SOUP COMPANY                                                                            $       348,734
         13,416    COCA-COLA ENTERPRISES INCORPORATED                                                                       324,667
         22,749    CONAGRA FOODS INCORPORATED                                                                               544,839
          9,054    CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                             159,984
         15,712    GENERAL MILLS INCORPORATED                                                                               940,835
         14,704    H.J. HEINZ COMPANY                                                                                       690,647
          5,295    HERCULES INCORPORATED                                                                                     96,846
         12,158    KELLOGG COMPANY                                                                                          639,024
         71,540    KRAFT FOODS INCORPORATED CLASS A                                                                       2,218,455
          5,970    MCCORMICK & COMPANY INCORPORATED                                                                         220,711
          6,417    MOLSON COORS BREWING COMPANY                                                                             337,342
          6,401    PEPSI BOTTLING GROUP INCORPORATED                                                                        217,058
         74,735    PEPSICO INCORPORATED                                                                                   5,395,867
         33,228    SARA LEE CORPORATION                                                                                     464,527
         93,251    THE COCA-COLA COMPANY<<                                                                                5,676,188
          7,848    THE HERSHEY COMPANY<<                                                                                    295,634
         12,773    TYSON FOODS INCORPORATED CLASS A                                                                         203,729
         10,098    WM. WRIGLEY JR. COMPANY                                                                                  634,558

                                                                                                                         22,228,773
                                                                                                                    ---------------
FOOD STORES: 0.24%
         31,386    KROGER COMPANY                                                                                           797,204
         20,538    SAFEWAY INCORPORATED                                                                                     602,790
         34,078    STARBUCKS CORPORATION+                                                                                   596,365
          6,509    WHOLE FOODS MARKET INCORPORATED<<                                                                        214,602

                                                                                                                          2,210,961
                                                                                                                    ---------------
FORESTRY: 0.07%
          9,777    WEYERHAEUSER COMPANY<<                                                                                   635,896
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.08%
          7,819    LEGGETT & PLATT INCORPORATED<<                                                                           119,240
         17,015    MASCO CORPORATION                                                                                        337,407
         12,910    NEWELL RUBBERMAID INCORPORATED                                                                           295,252

                                                                                                                            751,899
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.07%
          4,218    BIG LOTS INCORPORATED<<+                                                                                  94,061
          6,556    FAMILY DOLLAR STORES INCORPORATED<<                                                                      127,842
         10,344    JCPENNEY COMPANY INCORPORATED                                                                            390,072
         20,202    MACY'S INCORPORATED                                                                                      465,858
          3,403    SEARS HOLDINGS CORPORATION<<+                                                                            347,412
         38,198    TARGET CORPORATION                                                                                     1,935,875
         20,390    TJX COMPANIES INCORPORATED<<                                                                             674,297
        110,244    WAL-MART STORES INCORPORATED                                                                           5,807,654

                                                                                                                          9,843,071
                                                                                                                    ---------------
HEALTH SERVICES: 0.17%
         16,637    CARDINAL HEALTH INCORPORATED                                                                             873,609
          5,155    LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                            379,820
         22,134    TENET HEALTHCARE CORPORATION+                                                                            125,278
          4,836    WATSON PHARMACEUTICALS INCORPORATED<<+                                                                   141,792

                                                                                                                          1,520,499
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 23


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES: 0.71%
          4,280    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                              $       153,267
          3,585    AVALONBAY COMMUNITIES INCORPORATED                                                                       346,024
          5,575    BOSTON PROPERTIES INCORPORATED                                                                           513,290
          5,573    DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                233,397
         12,580    EQUITY RESIDENTIAL                                                                                       521,944
         12,447    GENERAL GROWTH PROPERTIES INCORPORATED                                                                   475,102
         10,958    HCP INCORPORATED                                                                                         370,490
         24,426    HOST HOTELS & RESORTS INCORPORATED                                                                       388,862
         11,797    KIMCO REALTY CORPORATION                                                                                 462,088
          7,985    PLUM CREEK TIMBER COMPANY                                                                                324,990
         12,047    PROLOGIS<<                                                                                               709,086
          5,810    PUBLIC STORAGE INCORPORATED                                                                              514,882
         10,406    SIMON PROPERTY GROUP INCORPORATED<<                                                                      966,821
          6,297    VORNADO REALTY TRUST<<                                                                                   542,864

                                                                                                                          6,523,107
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
         12,222    BED BATH & BEYOND INCORPORATED<<+                                                                        360,549
         16,440    BEST BUY COMPANY INCORPORATED<<                                                                          681,602

                                                                                                                          1,042,151
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
         14,040    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              482,414
          8,784    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         454,572
          8,259    WYNDHAM WORLDWIDE CORPORATION<<                                                                          170,800

                                                                                                                          1,107,786
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.75%
         33,017    3M COMPANY                                                                                             2,613,296
         41,006    APPLE INCORPORATED+                                                                                    5,884,361
         63,156    APPLIED MATERIALS INCORPORATED                                                                         1,232,174
         14,435    BAKER HUGHES INCORPORATED                                                                                988,798
          2,842    BLACK & DECKER CORPORATION<<                                                                             187,856
         10,185    CAMERON INTERNATIONAL CORPORATION+                                                                       424,103
         29,113    CATERPILLAR INCORPORATED                                                                               2,279,257
          9,433    CUMMINS INCORPORATED                                                                                     441,653
         20,344    DEERE & COMPANY                                                                                        1,636,471
        104,558    DELL INCORPORATED+                                                                                     2,082,795
          8,954    DOVER CORPORATION                                                                                        374,098
          6,835    EATON CORPORATION                                                                                        544,544
         98,007    EMC CORPORATION                                                                                        1,405,420
          7,510    GAMESTOP CORPORATION CLASS A+                                                                            388,342
        115,024    HEWLETT-PACKARD COMPANY                                                                                5,251,996
         12,720    INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   567,058
        270,053    INTEL CORPORATION                                                                                      5,719,723
         64,589    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            7,436,777
          4,430    LEXMARK INTERNATIONAL INCORPORATED+                                                                      136,090
          6,059    MANITOWOC COMPANY INCORPORATED                                                                           247,207
         16,656    NATIONAL OILWELL VARCO INCORPORATED+                                                                     972,377
          5,720    PALL CORPORATION                                                                                         200,600
          7,861    PARKER HANNIFIN CORPORATION                                                                              544,531
          9,848    PITNEY BOWES INCORPORATED                                                                                344,877
         10,688    SANDISK CORPORATION+                                                                                     241,228
          9,369    SMITH INTERNATIONAL INCORPORATED                                                                         601,771
          3,652    STANLEY WORKS                                                                                            173,908

24 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          8,379    TERADATA CORPORATION+                                                                            $       184,841
          4,740    TEREX CORPORATION+                                                                                       296,250
          8,108    TRANE INCORPORATED                                                                                       372,157

                                                                                                                         43,774,559
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.20%
         14,255    AON CORPORATION                                                                                          573,051
          7,939    HUMANA INCORPORATED+                                                                                     356,144
         24,309    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  591,924
         16,187    UNUMPROVIDENT CORPORATION                                                                                356,276

                                                                                                                          1,877,395
                                                                                                                    ---------------

INSURANCE CARRIERS: 2.74%
         15,391    ACE LIMITED                                                                                              847,428
         23,170    AETNA INCORPORATED                                                                                       975,225
         22,150    AFLAC INCORPORATED                                                                                     1,438,643
         26,147    ALLSTATE CORPORATION                                                                                   1,256,625
         13,382    AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      76,947
        117,685    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              5,089,876
          4,463    ASSURANT INCORPORATED                                                                                    271,618
         17,274    CHUBB CORPORATION                                                                                        854,718
         13,068    CIGNA CORPORATION                                                                                        530,169
          7,720    CINCINNATI FINANCIAL CORPORATION                                                                         293,673
         20,186    GENWORTH FINANCIAL INCORPORATED                                                                          457,011
         14,650    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         1,110,031
          7,892    LEUCADIA NATIONAL CORPORATION                                                                            356,876
         12,343    LINCOLN NATIONAL CORPORATION                                                                             641,836
         20,512    LOEWS CORPORATION                                                                                        824,993
          9,805    MBIA INCORPORATED<<+                                                                                     119,817
         33,087    METLIFE INCORPORATED                                                                                   1,993,823
          5,552    MGIC INVESTMENT CORPORATION<<                                                                             58,463
         12,054    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   671,649
         20,809    PRUDENTIAL FINANCIAL INCORPORATED<<                                                                    1,628,304
          4,187    SAFECO CORPORATION                                                                                       183,726
         31,650    THE PROGRESSIVE CORPORATION<<                                                                            508,616
         28,943    THE TRAVELERS COMPANIES INCORPORATED                                                                   1,384,923
          4,244    TORCHMARK CORPORATION                                                                                    255,107
         58,386    UNITEDHEALTH GROUP INCORPORATED                                                                        2,006,143
         25,285    WELLPOINT INCORPORATED<<+                                                                              1,115,827
          8,300    XL CAPITAL LIMITED CLASS A                                                                               245,265

                                                                                                                         25,197,332
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS: 0.05%
         16,419    COACH INCORPORATED+                                                                                      495,033
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.97%
         17,031    AGILENT TECHNOLOGIES INCORPORATED+                                                                       508,035
          7,809    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             256,604
         11,387    BECTON DICKINSON & COMPANY                                                                               977,574
         62,665    BOSTON SCIENTIFIC CORPORATION+                                                                           806,499
          4,681    C.R. BARD INCORPORATED<<                                                                                 451,248
         23,270    COVIDIEN LIMITED                                                                                       1,029,698
         11,880    DANAHER CORPORATION                                                                                      903,236
         13,444    EASTMAN KODAK COMPANY                                                                                    237,555
          2,567    MILLIPORE CORPORATION+                                                                                   173,041

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 25


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: (continued)
          5,488    PERKINELMER INCORPORATED                                                                         $       133,084
          7,337    QUEST DIAGNOSTICS INCORPORATED                                                                           332,146
         19,894    RAYTHEON COMPANY                                                                                       1,285,351
          6,922    ROCKWELL AUTOMATION INCORPORATED                                                                         397,461
          8,134    TERADYNE INCORPORATED+                                                                                   101,024
         19,530    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 1,110,085
          4,663    WATERS CORPORATION+                                                                                      259,729

                                                                                                                          8,962,370
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.38%
         52,397    MEDTRONIC INCORPORATED                                                                                 2,534,443
         16,051    ST. JUDE MEDICAL INCORPORATED+                                                                           693,243
          5,863    VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                                   274,623

                                                                                                                          3,502,309
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.23%
          7,218    COVENTRY HEALTH CARE INCORPORATED+                                                                       291,246
         11,795    EXPRESS SCRIPTS INCORPORATED+                                                                            758,654
         24,444    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   1,070,403

                                                                                                                          2,120,303
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.86%
         14,273    ALLERGAN INCORPORATED                                                                                    804,854
         29,600    BAXTER INTERNATIONAL INCORPORATED                                                                      1,711,472
        101,026    MERCK & COMPANY INCORPORATED                                                                           3,833,937
         11,127    STRYKER CORPORATION                                                                                      723,811
         10,879    ZIMMER HOLDINGS INCORPORATED+                                                                            847,039

                                                                                                                          7,921,113
                                                                                                                    ---------------
METAL MINING: 0.29%
         17,858    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    1,718,297
         21,149    NEWMONT MINING CORPORATION<<                                                                             958,050

                                                                                                                          2,676,347
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
          5,056    VULCAN MATERIALS COMPANY<<                                                                               335,718
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.19%
          6,653    HASBRO INCORPORATED                                                                                      185,619
         16,860    MATTEL INCORPORATED                                                                                      335,514
          5,925    TIFFANY & COMPANY                                                                                        247,902
         22,627    TYCO INTERNATIONAL LIMITED                                                                               996,719

                                                                                                                          1,765,754
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.75%
         20,284    COSTCO WHOLESALE CORPORATION                                                                           1,317,851
         66,807    CVS CAREMARK CORPORATION                                                                               2,706,352
          2,665    DILLARD'S INCORPORATED CLASS A                                                                            45,865
         12,735    OFFICE DEPOT INCORPORATED+                                                                               140,722
          3,541    OFFICEMAX INCORPORATED                                                                                    67,775
          6,116    RADIOSHACK CORPORATION                                                                                    99,385
         32,706    STAPLES INCORPORATED                                                                                     723,130
         46,255    WALGREEN COMPANY<<                                                                                     1,761,853

                                                                                                                          6,862,933
                                                                                                                    ---------------

26 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
MOTION PICTURES: 0.77%
        107,352    NEWS CORPORATION CLASS A                                                                         $     2,012,850
        166,862    TIME WARNER INCORPORATED                                                                               2,339,405
         87,856    WALT DISNEY COMPANY                                                                                    2,756,921

                                                                                                                          7,109,176
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.53%
         14,438    FEDEX CORPORATION                                                                                      1,337,969
         48,260    UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                           3,523,945

                                                                                                                          4,861,914
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.70%
          9,102    AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                    310,924
         53,940    AMERICAN EXPRESS COMPANY                                                                               2,358,257
         17,402    CAPITAL ONE FINANCIAL CORPORATION<<                                                                      856,526
          8,922    CIT GROUP INCORPORATED                                                                                   105,726
         27,097    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      149,034
         22,354    DISCOVER FINANCIAL SERVICES                                                                              365,935
         45,644    FANNIE MAE                                                                                             1,201,350
         30,143    FREDDIE MAC                                                                                              763,221
         21,769    SLM CORPORATION+                                                                                         334,154

                                                                                                                          6,445,127
                                                                                                                    ---------------
OFFICE EQUIPMENT: 0.07%
         42,811    XEROX CORPORATION                                                                                        640,881
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 2.69%
         21,838    ANADARKO PETROLEUM CORPORATION                                                                         1,376,449
         15,536    APACHE CORPORATION                                                                                     1,877,060
         13,667    BJ SERVICES COMPANY                                                                                      389,646
         21,344    CHESAPEAKE ENERGY CORPORATION                                                                            985,026
         20,734    DEVON ENERGY CORPORATION                                                                               2,163,178
          6,715    ENSCO INTERNATIONAL INCORPORATED                                                                         420,493
         11,525    EOG RESOURCES INCORPORATED                                                                             1,383,000
         41,065    HALLIBURTON COMPANY                                                                                    1,615,086
         13,095    NABORS INDUSTRIES LIMITED<<+                                                                             442,218
         12,534    NOBLE CORPORATION                                                                                        622,564
          8,017    NOBLE ENERGY INCORPORATED                                                                                583,638
         38,378    OCCIDENTAL PETROLEUM CORPORATION                                                                       2,808,118
          6,994    RANGE RESOURCES CORPORATION                                                                              443,769
          5,193    ROWAN COMPANIES INCORPORATED                                                                             213,848
         55,882    SCHLUMBERGER LIMITED                                                                                   4,861,734
         14,825    TRANSOCEAN INCORPORATED+                                                                               2,004,340
         15,827    WEATHERFORD INTERNATIONAL LIMITED+                                                                     1,146,983
         23,811    XTO ENERGY INCORPORATED                                                                                1,472,948

                                                                                                                         24,810,098
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.11%
          4,648    BEMIS COMPANY INCORPORATED<<                                                                             118,199
         19,958    INTERNATIONAL PAPER COMPANY                                                                              542,858
          8,111    MEADWESTVACO CORPORATION                                                                                 220,781
          6,084    PACTIV CORPORATION+                                                                                      159,462

                                                                                                                          1,041,300
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 27


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
PERSONAL SERVICES: 0.05%
       6,094  CINTAS CORPORATION                                                                                  $      173,923
      15,180  H & R BLOCK INCORPORATED<<                                                                                 315,137

                                                                                                                         489,060
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 4.36%
       2,612  ASHLAND INCORPORATED                                                                                       123,548
      96,892  CHEVRON CORPORATION                                                                                      8,270,701
      72,855  CONOCOPHILLIPS                                                                                           5,552,280
     249,618  EXXON MOBIL CORPORATION                                                                                 21,112,690
      13,013  HESS CORPORATION                                                                                         1,147,486
      33,078  MARATHON OIL CORPORATION                                                                                 1,508,357
       8,852  MURPHY OIL CORPORATION                                                                                     727,103
       5,487  SUNOCO INCORPORATED                                                                                        287,903
       6,420  TESORO PETROLEUM CORPORATION                                                                               192,600
      24,945  VALERO ENERGY CORPORATION                                                                                1,225,049

                                                                                                                      40,147,717
                                                                                                                  --------------
PIPELINES: 0.10%
      27,295  THE WILLIAMS COMPANIES INCORPORATED                                                                        900,189
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 0.44%
      37,996  ALCOA INCORPORATED                                                                                       1,370,136
       4,710  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        336,106
      13,439  NUCOR CORPORATION                                                                                          910,358
       6,482  PRECISION CASTPARTS CORPORATION                                                                            661,683
       4,612  TITANIUM METALS CORPORATION<<                                                                               69,411
       5,496  UNITED STATES STEEL CORPORATION<<                                                                          697,278

                                                                                                                       4,044,972
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.39%
      31,760  CBS CORPORATION CLASS B                                                                                    701,261
       4,177  E.W. SCRIPPS COMPANY CLASS A                                                                               175,476
      10,721  GANNETT COMPANY INCORPORATED                                                                               311,445
      15,060  MCGRAW-HILL COMPANIES INCORPORATED                                                                         556,467
       1,759  MEREDITH CORPORATION                                                                                        67,282
       6,708  NEW YORK TIMES COMPANY CLASS A<<                                                                           126,647
      10,024  RR DONNELLEY & SONS COMPANY                                                                                303,827
      29,901  VIACOM INCORPORATED CLASS B<<+                                                                           1,184,678
         270  WASHINGTON POST COMPANY CLASS B                                                                            178,605

                                                                                                                       3,605,688
                                                                                                                  --------------

RAILROAD TRANSPORTATION: 0.52%
      13,809  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 1,273,466
      18,819  CSX CORPORATION                                                                                          1,055,181
      17,558  NORFOLK SOUTHERN CORPORATION                                                                               953,751
      12,163  UNION PACIFIC CORPORATION                                                                                1,524,997

                                                                                                                       4,807,395
                                                                                                                  --------------

REAL ESTATE: 0.02%
       8,107  CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                             175,440
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
       7,540  SEALED AIR CORPORATION                                                                                     190,385
      11,206  THE GOODYEAR TIRE & RUBBER COMPANY+                                                                        289,115

                                                                                                                         479,500
                                                                                                                  --------------

28 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.51%
      10,589  AMERIPRISE FINANCIAL INCORPORATED                                                                   $      549,040
       5,509  BEAR STEARNS COMPANIES INCORPORATED<<                                                                       57,789
      43,807  CHARLES SCHWAB CORPORATION                                                                                 824,886
       2,487  CME GROUP INCORPORATED<<                                                                                 1,166,652
      21,555  E*TRADE FINANCIAL CORPORATION<<+                                                                            83,202
       4,035  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   158,011
       7,337  FRANKLIN RESOURCES INCORPORATED                                                                            711,616
      18,434  GOLDMAN SACHS GROUP INCORPORATED                                                                         3,048,799
       3,272  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                    426,996
       6,290  LEGG MASON INCORPORATED                                                                                    352,114
      24,755  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                    931,778
      45,330  MERRILL LYNCH & COMPANY INCORPORATED<<                                                                   1,846,744
      51,537  MORGAN STANLEY                                                                                           2,355,241
      12,364  NYSE EURONEXT INCORPORATED                                                                                 762,982
      12,306  T. ROWE PRICE GROUP INCORPORATED                                                                           615,300

                                                                                                                      13,891,150
                                                                                                                  --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.19%
      73,457  CORNING INCORPORATED                                                                                     1,765,906
                                                                                                                  --------------

TOBACCO PRODUCTS: 0.87%
      98,367  ALTRIA GROUP INCORPORATED                                                                                2,183,747
      98,367  PHILIP MORRIS INTERNATIONAL+                                                                             4,975,403
       7,983  REYNOLDS AMERICAN INCORPORATED<<                                                                           471,236
       6,973  UST INCORPORATED                                                                                           380,168

                                                                                                                       8,010,554
                                                                                                                  --------------

TRANSPORTATION BY AIR: 0.05%
      34,324  SOUTHWEST AIRLINES COMPANY                                                                                 425,618
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT: 1.86%
      35,685  BOEING COMPANY                                                                                           2,653,893
       4,085  BRUNSWICK CORPORATION                                                                                       65,237
     102,973  FORD MOTOR COMPANY<<+                                                                                      589,006
      18,766  GENERAL DYNAMICS CORPORATION                                                                             1,564,521
      26,410  GENERAL MOTORS CORPORATION<<                                                                               503,111
       7,712  GENUINE PARTS COMPANY                                                                                      310,177
       5,835  GOODRICH CORPORATION                                                                                       335,571
      11,127  HARLEY-DAVIDSON INCORPORATED<<                                                                             417,263
      34,731  HONEYWELL INTERNATIONAL INCORPORATED                                                                     1,959,523
       8,471  ITT CORPORATION                                                                                            438,883
      27,703  JOHNSON CONTROLS INCORPORATED                                                                              936,361
      15,995  LOCKHEED MARTIN CORPORATION                                                                              1,588,304
      15,766  NORTHROP GRUMMAN CORPORATION                                                                             1,226,752
      17,108  PACCAR INCORPORATED                                                                                        769,860
      11,603  TEXTRON INCORPORATED                                                                                       643,038
      45,795  UNITED TECHNOLOGIES CORPORATION                                                                          3,151,612

                                                                                                                      17,153,112
                                                                                                                  --------------

TRANSPORTATION SERVICES: 0.10%
       7,994  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                       434,874
       9,944  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                        449,270

                                                                                                                         884,144
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 29


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
TRAVEL & RECREATION: 0.11%
      20,367  CARNIVAL CORPORATION                                                                                $      824,456
       9,727  EXPEDIA INCORPORATED<<+                                                                                    212,924

                                                                                                                       1,037,380
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.41%
       7,586  AMERISOURCEBERGEN CORPORATION                                                                              310,874
       3,935  BROWN-FORMAN CORPORATION CLASS B                                                                           260,576
       7,061  DEAN FOODS COMPANY<<+                                                                                      141,855
      13,502  MCKESSON CORPORATION                                                                                       707,100
      17,864  NIKE INCORPORATED CLASS B                                                                                1,214,752
       9,869  SUPERVALU INCORPORATED                                                                                     295,873
      28,161  SYSCO CORPORATION                                                                                          817,232

                                                                                                                       3,748,262
                                                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS: 0.19%
      19,608  KIMBERLY-CLARK CORPORATION                                                                               1,265,696
       6,035  PATTERSON COMPANIES INCORPORATED<<+                                                                        219,071
       3,131  W.W. GRAINGER INCORPORATED                                                                                 239,177

                                                                                                                       1,723,944
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $493,760,695)                                                                              537,058,842
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 46.63%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.89%
   5,263,958  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                5,263,958
   4,617,125  DREYFUS CASH MANAGEMENT FUND                                                                             4,617,125
   7,519,940  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   7,519,940

                                                                                                                      17,401,023
                                                                                                                  --------------

   PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 44.74%
$  7,519,940  AMSTEL FUNDING CORPORATION                                               2.85%        04/16/2008         7,511,010
   2,707,178  APRECO LLC                                                               2.70         04/17/2008         2,703,930
  12,633,498  ATLANTIC ASSET SECURITIZATION CORPORATION                                2.80         04/21/2008        12,613,846
  16,543,867  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $16,545,292)                                             3.10         04/01/2008        16,543,867
   7,519,940  BASF FINANCE EUROPE NV+/-++                                              3.89         10/17/2008         7,512,766
   4,511,964  BNP PARIBAS+/-                                                           3.13         08/07/2008         4,508,291
  10,527,915  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $10,528,816)                                             3.08         04/01/2008        10,527,915
   8,271,933  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $8,272,632)                                              3.04         04/01/2008         8,271,933
   9,147,254  BRYANT BANK FUNDING                                                      2.98         04/09/2008         9,141,197
   2,491,356  CAFCO LLC                                                                2.70         04/18/2008         2,488,179
  11,144,550  CHARIOT FUNDING LLC                                                      2.97         04/14/2008        11,132,598
   3,759,970  CHARTA LLC                                                               3.08         04/09/2008         3,757,396
   4,286,366  CHEYNE FINANCE LLC+/-++^^(A)(I)                                          5.12         02/25/2008         3,857,729
   6,858,185  CIESCO LLC                                                               3.08         04/08/2008         6,854,078
  11,279,909  CLIPPER RECEIVABLES CORPORATION                                          3.32         04/01/2008        11,279,909
  18,047,855  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $18,049,409)                              3.10         04/01/2008        18,047,855
   3,759,970  CULLINAN FINANCE CORPORATION+/-++                                        3.08         08/04/2008         3,748,694
   7,519,940  EBBETS FUNDING LLC                                                       3.65         04/01/2008         7,519,940

30 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  7,369,541  ERASMUS CAPITAL CORPORATION                                              3.00%        04/17/2008    $    7,359,715
   5,399,317  ERASMUS CAPITAL CORPORATION                                              3.09         04/10/2008         5,395,146
   3,759,970  EUREKA SECURITIZATION INCORPORATED                                       2.90         04/15/2008         3,755,729
   2,857,577  FAIRWAY FINANCE CORPORATION                                              2.80         04/15/2008         2,854,465
   3,759,970  FAIRWAY FINANCE CORPORATION                                              2.90         04/07/2008         3,758,152
  11,024,231  GALLEON CAPITAL LLC                                                      2.88         04/16/2008        11,011,002
   1,503,988  GALLEON CAPITAL LLC                                                      3.10         04/18/2008         1,501,786
   8,121,535  GEMINI SECURITIZATION INCORPORATED                                       2.85         04/23/2008         8,107,390
   4,511,964  GEMINI SECURITIZATION INCORPORATED                                       3.32         04/02/2008         4,511,548
   2,406,381  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                            2.90         06/16/2008         2,406,381
  18,799,849  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $18,801,494)             3.15         04/01/2008        18,799,849
   5,263,958  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            2.90         10/16/2008         5,263,958
  18,047,855  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $18,049,409)                                             3.10         04/01/2008        18,047,855
   4,060,767  KITTY HAWK FUNDING CORPORATION                                           3.13         04/04/2008         4,059,708
   7,519,940  LIBERTY STREET FUNDING CORPORATION                                       3.00         04/07/2008         7,516,180
   3,759,970  METLIFE GLOBAL FUNDING I+/-++                                            2.59         10/21/2008         3,759,225
  11,279,909  MONT BLANC CAPITAL CORPORATION                                           2.86         04/24/2008        11,259,370
     935,029  MONT BLANC CAPITAL CORPORATION                                           3.25         04/04/2008           934,776
   2,312,381  MORGAN STANLEY+/-                                                        2.94         10/15/2008         2,311,209
   2,255,982  MORGAN STANLEY+/-                                                        3.07         04/07/2008         2,255,982
  11,279,909  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $11,280,874)                                             3.08         04/01/2008        11,279,909
   3,759,970  NATEXIS BANQUES POPULAIRES+/-++                                          4.91         09/08/2008         3,745,731
  12,633,498  OLD LINE FUNDING CORPORATION                                             2.79         04/22/2008        12,612,937
   3,759,970  PARK AVENUE RECEIVABLES CORPORATION                                      3.15         04/03/2008         3,759,312
   2,932,776  PICAROS FUNDING LLC                                                      2.60         04/11/2008         2,930,658
   2,677,098  PREMIUM ASSET TRUST+/-++                                                 4.41         07/15/2008         2,675,353
   7,670,338  RANGER FUNDING CORPORATION                                               2.71         04/18/2008         7,660,522
   8,271,933  SCALDIS CAPITAL LIMITED                                                  2.82         04/17/2008         8,261,566
   3,007,976  SLM CORPORATION+/-++                                                     2.94         05/12/2008         3,002,552
   6,015,952  STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                              5.27         04/03/2008         5,363,822
   8,798,329  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       2.85         04/15/2008         8,788,578
   4,060,767  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       3.10         04/15/2008         4,055,872
   4,511,964  THUNDER BAY FUNDING INCORPORATED                                         2.75         04/15/2008         4,507,138
   7,519,940  THUNDER BAY FUNDING INCORPORATED                                         2.80         04/04/2008         7,518,185
  15,039,879  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                3.20         10/03/2008        15,039,879
   3,158,375  TULIP FUNDING CORPORATION                                                2.88         04/21/2008         3,153,321
   3,759,970  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       3.09         10/08/2008         3,757,834
   2,255,982  VARIABLE FUNDING CAPITAL CORPORATION                                     3.02         04/04/2008         2,255,414
   7,519,940  VERSAILLES CDS LLC                                                       3.00         04/11/2008         7,513,673
   2,391,341  VERSAILLES CDS LLC                                                       3.45         04/08/2008         2,389,737
   3,759,970  VICTORIA FINANCE LLC+/-++^^(A)(I)                                        3.47         08/07/2008         3,352,389
   3,759,970  VICTORIA FINANCE LLC+/-++^^(A)(I)                                        5.11         05/02/2008         3,352,389
  12,107,103  YORKTOWN CAPITAL LLC                                                     2.72         04/03/2008        12,105,271

                                                                                                                     411,972,601
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $431,648,957)                                                          429,373,624
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2008 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE ALLOCATION FUNDS 31


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
US TREASURY SECURITIES: 38.30%

US TREASURY BONDS: 38.30%
$ 21,771,000  US TREASURY BOND<<                                                       4.38%        02/15/2038    $   22,029,531
  58,060,000  US TREASURY BOND<<                                                       4.50         02/15/2036        59,978,709
  33,931,000  US TREASURY BOND<<                                                       4.75         02/15/2037        36,494,385
  34,307,000  US TREASURY BOND<<                                                       5.00         05/15/2037        38,378,280
  22,903,000  US TREASURY BOND<<                                                       5.25         11/15/2028        25,774,830
  23,469,000  US TREASURY BOND<<                                                       5.25         02/15/2029        26,452,121
  36,381,000  US TREASURY BOND<<                                                       5.38         02/15/2031        42,076,882
  23,845,000  US TREASURY BOND<<                                                       5.50         08/15/2028        27,645,297
  21,866,000  US TREASURY BOND<<                                                       6.13         08/15/2029        27,378,615
  36,381,000  US TREASURY BOND<<                                                       6.25         05/15/2030        46,505,141

                                                                                                                     352,713,791
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $333,679,413)                                                                     352,713,791
                                                                                                                  --------------

      SHARES
SHORT-TERM INVESTMENTS: 3.35%
  12,327,020  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            12,327,020
                                                                                                                  --------------

   PRINCIPAL
US TREASURY BILLS: 2.01%
$    250,000  US TREASURY BILL^#                                                       1.44         08/07/2008           248,796
     175,000  US TREASURY BILL^#                                                       1.83         08/07/2008           174,157
  13,390,000  US TREASURY BILL^#                                                       2.06         08/07/2008        13,325,487
     350,000  US TREASURY BILL^#                                                       2.30         05/08/2008           349,470
   1,675,000  US TREASURY BILL^#                                                       3.15         05/08/2008         1,672,466
     395,000  US TREASURY BILL^#                                                       3.16         05/08/2008           394,403
     300,000  US TREASURY BILL^#                                                       3.20         05/08/2008           299,546
      95,000  US TREASURY BILL^#                                                       3.31         05/08/2008            94,856
   1,635,000  US TREASURY BILL^#                                                       3.47         05/08/2008         1,632,527
     290,000  US TREASURY BILL^#                                                       3.69         05/08/2008           289,560

                                                                                                                      18,481,268
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $30,767,017)                                                                       30,808,288
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,289,856,082)*                                           146.60%                                          $1,349,954,545

OTHER ASSETS AND LIABILITIES, NET                                (46.60)                                            (429,082,499)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  920,872,046
                                                                 ------                                           --------------

32 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(l)   Long-term security of an affiliate of the fund with a cost of $3,751,635.

+++ Short-term security of an affiliate of the Fund with a cost of $12,327,020.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 33


CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

     FACE/SHARE
         AMOUNT    SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.53%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $     9,076,828
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     5,470,368
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        1,248,090
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                          9,074,989
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           9,055,596
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 27,278,935
            N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              30,098,505
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     4,092,434
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   4,089,644
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    4,083,509
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    4,084,317
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 2,720,837
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  19,095,632
            N/A    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 209,987,695
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        3,644,540
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   2,354,273
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      352,769
            N/A    WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                        135,916,637
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              3,272,228
            N/A    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     60,039,954

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $542,904,036)                                                   545,037,780
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 0.38%

US TREASURY BILLS: 0.38%
$        55,000    US TREASURY BILL^#                                                    1.23%        08/07/2008             54,735
         50,000    US TREASURY BILL^#                                                    1.41         08/07/2008             49,759
         15,000    US TREASURY BILL^#                                                    1.79         08/07/2008             14,928
      1,570,000    US TREASURY BILL^#                                                    2.06         08/07/2008          1,562,436
        200,000    US TREASURY BILL^#                                                    3.10         05/08/2008            199,697
        135,000    US TREASURY BILL^#                                                    3.12         05/08/2008            134,796
         30,000    US TREASURY BILL^#                                                    3.41         05/08/2008             29,954

                                                                                                                          2,046,305
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,041,847)                                                                            2,046,305
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $544,945,883)                           99.91%                                                                $   547,084,085

OTHER ASSETS AND LIABILITIES, NET              0.09                                                                         516,094
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   547,600,179
                                             ------                                                                 ---------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

      The accompanying notes are an integral part of these financial statements.

34 Wells Fargo Advantage Allocation Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


GROWTH BALANCED FUND
--------------------------------------------------------------------------------

     FACE/SHARE
         AMOUNT    SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.28%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $    76,038,303
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    45,927,432
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                       10,522,187
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         75,936,859
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          75,818,363
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                228,420,265
            N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              49,522,832
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                    34,374,698
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                  34,301,936
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                   34,292,978
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                   34,451,630
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                22,866,700
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                 160,184,576
            N/A    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 345,522,209
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                       30,529,820
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                  19,889,121
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    3,011,730
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                             27,482,886
            N/A    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     98,787,252

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,312,241,459)                                               1,407,881,777
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 1.12%

US TREASURY BILLS: 1.12%
$       390,000    US TREASURY BILL^#                                                    1.42%        08/07/2008            388,121
     13,420,000    US TREASURY BILL^#                                                    2.04         08/07/2008         13,355,342
      2,355,000    US TREASURY BILL^#                                                    3.12         05/08/2008          2,351,475

                                                                                                                         16,094,938
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,058,831)                                                                          16,094,938
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,328,300,290)                         99.40%                                                                $ 1,423,976,715

OTHER ASSETS AND LIABILITIES, NET              0.60                                                                       8,574,025
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $ 1,432,550,740
                                             ------                                                                 ---------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 35


MODERATE BALANCED FUND
--------------------------------------------------------------------------------

     FACE/SHARE
         AMOUNT    SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.82%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $    15,381,180
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     9,252,116
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        2,100,630
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         15,370,365
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          15,263,103
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 46,077,635
            N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              20,851,105
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     7,004,481
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   7,035,332
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    6,995,865
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    6,994,411
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 4,604,157
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  32,161,605
            N/A    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 145,445,988
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        6,145,678
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   3,987,148
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      608,913
            N/A    WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                         69,163,216
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              5,518,257
            N/A    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     41,593,408

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $439,470,287)                                                   461,554,593
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 0.74%

US TREASURY BILLS: 0.74%
$       585,000    US TREASURY BILL^#                                                    3.16%        05/08/2008            584,116
      2,905,000    US TREASURY BILL^#                                                    2.06         08/07/2008          2,891,036

                                                                                                                          3,475,152
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,467,080)                                                                            3,475,152
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $442,937,367)                           99.56%                                                                $   465,029,745

OTHER ASSETS AND LIABILITIES, NET              0.44                                                                       2,054,939
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   467,084,684
                                             ------                                                                 ---------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

      The accompanying notes are an integral part of these financial statements.

36 Wells Fargo Advantage Allocation Funds

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                               Aggressive          Asset
                                                                                               Allocation        Allocation
                                                                                                  Fund              Fund
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ......................   $     2,375,013    $   903,777,739
     Investments in affiliated Master Portfolios ........................................       210,862,616                  0
     Collateral received for securities loaned (Note 2) .................................                 0        429,373,624
     Investments in affiliates ..........................................................                 0         16,803,182
                                                                                            ----------------------------------
   Total investments at market value (see cost below) ...................................       213,237,629      1,349,954,545
                                                                                            ----------------------------------
   Cash .................................................................................           896,160            100,000
   Variation margin receivable on futures contracts .....................................            47,813            402,316
   Receivable for Fund shares issued ....................................................            21,207             25,395
   Receivable for investments sold ......................................................                 0            354,741
   Receivables for dividends and interest ...............................................                 0          4,144,902
                                                                                            ----------------------------------
Total assets ............................................................................       214,202,809      1,354,981,899
                                                                                            ----------------------------------

LIABILITIES
   Payable for Fund shares redeemed .....................................................                 0          1,077,638
   Payable for investments purchased ....................................................                 0            360,560
   Payable to investment advisor and affiliates (Note 3) ................................            36,246            715,119
   Payable upon receipt of securities loaned (Note 2) ...................................                 0        431,648,957
   Accrued expenses and other liabilities ...............................................            52,715            307,579
                                                                                            ----------------------------------
Total liabilities .......................................................................            88,961        434,109,853
                                                                                            ----------------------------------
TOTAL NET ASSETS ........................................................................   $   214,113,848    $   920,872,046
                                                                                            ==================================

NET ASSETS CONSIST OF
   Paid-in capital ......................................................................   $   213,516,903    $   924,907,589
   Undistributed net investment income (loss) ...........................................         1,133,828            357,947
   Undistributed net realized gain (loss) on investments ................................        (5,706,665)       (56,382,855)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies ............         6,299,620         60,098,463
   Net unrealized appreciation (depreciation) of futures ................................        (1,129,838)        (8,109,098)
                                                                                            ----------------------------------
TOTAL NET ASSETS ........................................................................   $   214,113,848    $   920,872,046
                                                                                            ==================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .................................................................                NA    $   793,980,847
   Shares outstanding - Class A .........................................................                NA         40,271,133
   Net asset value per share - Class A ..................................................                NA    $         19.72
   Maximum offering price per share - Class A 2 .........................................                NA    $         20.92
   Net assets - Class B .................................................................                NA    $    52,874,790
   Shares outstanding - Class B .........................................................                NA          4,403,695
   Net asset value and offering price per share - Class B ...............................                NA    $         12.01
   Net assets - Class C .................................................................                NA    $    30,182,550
   Shares outstanding - Class C .........................................................                NA          2,515,065
   Net asset value and offering price per share - Class C ...............................                NA    $         12.00
   Net assets - Administrator Class .....................................................   $   214,113,848    $    43,833,859
   Shares outstanding - Administrator Class .............................................        16,281,924          2,219,969
   Net asset value and offering price per share - Administrator Class ...................   $         13.15    $         19.75
                                                                                            ----------------------------------

Investments at cost .....................................................................   $   206,938,009    $ 1,289,856,082
                                                                                            ----------------------------------
Securities on loan, at market value (Note 2) ............................................   $             0    $   423,332,697
                                                                                            ----------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 37


                                                                             Conservative          Growth            Moderate
                                                                              Allocation          Balanced           Balanced
                                                                                 Fund               Fund               Fund
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ......   $     2,046,305    $    16,094,938    $     3,475,152
     Investments in affiliated Master Portfolios ........................       545,037,780      1,407,881,777        461,554,593
     Collateral received for securities loaned (Note 2) .................                 0                  0                  0
     Investments in affiliates ..........................................                 0                  0                  0
                                                                            -----------------------------------------------------
   Total investments at market value (see cost below) ...................       547,084,085      1,423,976,715        465,029,745
                                                                            -----------------------------------------------------
   Cash .................................................................           723,155          6,816,370          2,140,330
   Variation margin receivable on futures contracts .....................            41,597            336,122             70,178
   Receivable for Fund shares issued ....................................             5,464          2,476,061             76,143
   Receivable for investments sold ......................................                 0                  0                  0
   Receivables for dividends and interest ...............................                 0                  0                  0
                                                                            -----------------------------------------------------
Total assets ............................................................       547,854,301      1,433,605,268        467,316,396
                                                                            -----------------------------------------------------

LIABILITIES
   Payable for Fund shares redeemed .....................................                 0            248,107              7,857
   Payable for investments purchased ....................................                 0                  0                  0
   Payable to investment advisor and affiliates (Note 3) ................            94,150            317,107             83,173
   Payable upon receipt of securities loaned (Note 2) ...................                 0                  0                  0
   Accrued expenses and other liabilities ...............................           159,972            489,314            140,682
                                                                            -----------------------------------------------------
Total liabilities .......................................................           254,122          1,054,528            231,712
                                                                            -----------------------------------------------------
TOTAL NET ASSETS ........................................................   $   547,600,179    $ 1,432,550,740    $   467,084,684
                                                                            =====================================================

NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $   541,858,242    $ 1,361,143,775    $   445,740,823
   Undistributed net investment income (loss) ...........................         5,305,033          8,005,725          3,674,612
   Undistributed net realized gain (loss) on investments ................          (735,675)       (24,736,826)        (2,773,263)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
     denominated in foreign currencies ..................................         2,138,202         95,676,563         22,092,378
   Net unrealized appreciation (depreciation) of futures ................          (965,623)        (7,538,497)        (1,649,866)
                                                                            -----------------------------------------------------
TOTAL NET ASSETS ........................................................   $   547,600,179    $ 1,432,550,740    $   467,084,684
                                                                            =====================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .................................................                NA    $    68,206,577    $     9,496,063
   Shares outstanding - Class A .........................................                NA          2,387,024            492,918
   Net asset value per share - Class A ..................................                NA    $         28.57    $         19.26
   Maximum offering price per share - Class A 2 .........................                NA    $         30.31    $         20.44
   Net assets - Class B .................................................                NA    $    49,093,706    $     2,881,834
   Shares outstanding - Class B .........................................                NA          1,932,386            150,535
   Net asset value and offering price per share - Class B ...............                NA    $         25.41    $         19.14
   Net assets - Class C .................................................                NA    $    11,730,585    $     1,855,049
   Shares outstanding - Class C .........................................                NA            460,402             97,060
   Net asset value and offering price per share - Class C ...............                NA    $         25.48    $         19.11
   Net assets - Administrator Class .....................................   $   547,600,179    $ 1,303,519,872    $   452,851,738
   Shares outstanding - Administrator Class .............................        29,354,127         50,253,065         23,371,944
   Net asset value and offering price per share - Administrator Class ...   $         18.65    $         25.94    $         19.38
                                                                            -----------------------------------------------------

Investments at cost .....................................................   $   544,945,883    $ 1,328,300,290    $   442,937,367
                                                                            -----------------------------------------------------
Securities on loan, at market value (Note 2) ............................   $             0    $             0    $             0
                                                                            -----------------------------------------------------

38 Wells Fargo Advantage Allocation Funds

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                                Aggressive         Asset
                                                                                                Allocation      Allocation
                                                                                                   Fund            Fund
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (1) ..........................................................................   $           0    $   6,031,754
   Dividends allocated from affiliated Master Portfolios ..................................       1,834,184                0
   Dividends from affiliated securities ...................................................               0           97,200
   Interest ...............................................................................          58,610        9,141,039
   Interest allocated from affiliated Master Portfolios ...................................       1,301,491                0
   Interest from affiliated securities ....................................................               0          427,855
   Securities lending income, net .........................................................               0        1,186,737
   Expenses allocated from affiliated Master Portfolios ...................................        (696,386)               0
   Waivers allocated from affiliated Master Portfolios ....................................          68,432                0
                                                                                              ------------------------------
Total investment income ...................................................................       2,566,331       16,884,585
                                                                                              ------------------------------

EXPENSES
   Advisory fees ..........................................................................         308,441        3,131,619
   Administration fees
     Fund Level ...........................................................................          61,688          251,175
     Class A ..............................................................................              NA        1,198,150
     Class B ..............................................................................              NA           95,475
     Class C ..............................................................................              NA           46,366
     Administrator Class ..................................................................         123,377           23,782
   Custody fees ...........................................................................               0          100,470
   Shareholder servicing fees (Note 3) ....................................................         308,441        1,253,289
   Accounting fees ........................................................................          18,070           35,190
   Distribution fees (Note 3)
     Class B ..............................................................................              NA          255,736
     Class C ..............................................................................              NA          124,195
   Professional fees ......................................................................           6,627            9,766
   Registration fees ......................................................................          10,797           25,022
   Shareholder reports ....................................................................           5,456          221,655
   Trustees' fees .........................................................................           4,323            4,323
   Other fees and expenses ................................................................           4,124           28,121
                                                                                              ------------------------------
Total expenses ............................................................................         851,344        6,804,334
                                                                                              ------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ...........................................        (244,385)        (706,826)
   Net expenses ...........................................................................         606,959        6,097,508
                                                                                              ------------------------------
Net investment income (loss) ..............................................................       1,959,372       10,787,077
                                                                                              ------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ........................           2,062       34,385,059
   Futures transactions ...................................................................      (6,308,831)     (39,293,061)
   Affiliated Securities ..................................................................               0           67,622
   Securities transactions allocated from Master Portfolios ...............................       3,753,797                0
   Forward foreign currency contracts allocated from Master Portfolios ....................           4,441                0
   Futures transactions allocated from Master Portfolios ..................................         282,797                0
   Options, swap agreements and short sale transactions allocated from Master Portfolios ..            (520)               0
                                                                                              ------------------------------
Net realized gain and loss from investments ...............................................      (2,266,254)      (4,840,380)
                                                                                              ------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ........................               0      (89,329,090)
   Futures transactions ...................................................................      (2,414,198)     (13,612,889)
   Securities transactions allocated from Master Portfolios ...............................     (32,846,713)               0
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios .....         (70,567)               0
                                                                                              ------------------------------
Net change in unrealized appreciation (depreciation) of investments .......................     (35,331,478)    (102,941,979)
                                                                                              ------------------------------
Net realized and unrealized gain (loss) on investments ....................................     (37,597,732)    (107,782,359)
                                                                                              ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $ (35,638,360)   $ (96,995,282)
                                                                                              ==============================

1 Net of foreign withholding taxes of .....................................................   $      18,367    $           0

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Allocation Funds 39


                                                                            Conservative        Growth          Moderate
                                                                             Allocation        Balanced         Balanced
                                                                                Fund             Fund             Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (1) ........................................................   $           0    $           0    $           0
   Dividends allocated from affiliated Master Portfolios ................       1,603,880       10,545,702        2,216,514
   Dividends from affiliated securities .................................               0                0                0
   Interest .............................................................          46,428          419,179           97,768
   Interest allocated from affiliated Master Portfolios .................      12,110,584       15,804,435        8,005,526
   Interest from affiliated securities ..................................               0                0                0
   Securities lending income, net .......................................               0                0                0
   Expenses allocated from affiliated Master Portfolios .................      (1,422,510)      (4,623,755)      (1,316,085)
   Waivers allocated from affiliated Master Portfolios ..................         324,004          579,547          236,024
                                                                            -----------------------------------------------
Total investment income .................................................      12,662,386       22,725,108        9,239,747
                                                                            -----------------------------------------------

EXPENSES
   Advisory fees ........................................................         735,987        2,135,634          647,236
   Administration fees
     Fund Level .........................................................         147,197          427,127          129,447
     Class A ............................................................              NA          104,412           13,779
     Class B ............................................................              NA           80,950            4,488
     Class C ............................................................              NA           18,771            2,736
     Administrator Class ................................................         294,395          781,349          251,393
   Custody fees .........................................................               0                0                0
   Shareholder servicing fees (Note 3) ..................................         735,987        2,128,673          646,804
   Accounting fees ......................................................          24,752           53,079           31,642
   Distribution fees (Note 3)
     Class B ............................................................              NA          216,829           12,021
     Class C ............................................................              NA           50,278            7,330
   Professional fees ....................................................           7,218            6,218            7,170
   Registration fees ....................................................          12,521           31,335           25,727
   Shareholder reports ..................................................          15,006           77,935           95,186
   Trustees' fees .......................................................           4,323            4,323            4,323
   Other fees and expenses ..............................................           7,730           23,239            8,720
                                                                            -----------------------------------------------
Total expenses ..........................................................       1,985,116        6,140,152        1,888,002
                                                                            -----------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................        (579,784)      (1,612,487)        (598,196)
   Net expenses .........................................................       1,405,332        4,527,665        1,289,806
                                                                            -----------------------------------------------
Net investment income (loss) ............................................      11,257,054       18,197,443        7,949,941
                                                                            -----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......          10,788           19,024            7,648
   Futures transactions .................................................      (4,770,012)     (44,248,158)      (8,657,409)
   Affiliated Securities ................................................               0                0                0
   Securities transactions allocated from Master Portfolios .............       5,020,194       44,111,075        9,990,427
   Forward foreign currency contracts allocated from Master Portfolios ..           2,835           23,711            4,834
   Futures transactions allocated from Master Portfolios ................       2,535,514        4,052,099        1,721,911
   Options, swap agreements and short sale transactions allocated
     from Master Portfolios .............................................         (17,763)          (6,540)         (10,155)
                                                                            -----------------------------------------------
Net realized gain and loss from investments .............................       2,781,556        3,951,211        3,057,256
                                                                            -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......               0                0                0
   Futures transactions .................................................      (1,977,158)     (16,954,863)      (3,417,283)
   Securities transactions allocated from Master Portfolios .............     (24,606,814)    (208,635,483)     (41,631,533)
   Forwards, futures, options, swaps and short sales allocated
     from Master Portfolios .............................................         607,742        1,113,448          414,579
                                                                            -----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .....     (25,976,230)    (224,476,898)     (44,634,237)
                                                                            -----------------------------------------------
Net realized and unrealized gain (loss) on investments ..................     (23,194,674)    (220,525,687)     (41,576,981)
                                                                            -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $ (11,937,620)   $(202,328,244)   $ (33,627,040)
                                                                            ===============================================

1 Net of foreign withholding taxes of ...................................   $      11,112    $     102,521    $      19,354

40 Wells Fargo Advantage Allocation Funds

                                             Statements of Changes in Net Assets


                                                                                                     AGGRESSIVE ALLOCATION FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended         For the
                                                                                                March 31, 2008        Year Ended
                                                                                                  (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................    $  273,273,187      $  223,487,636

OPERATIONS
   Net investment income (loss) ............................................................         1,959,372           3,926,847
   Net realized gain (loss) on investments .................................................        (2,266,254)         21,447,357
   Net change in unrealized appreciation (depreciation) of investments .....................       (35,331,478)         15,291,168
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (35,638,360)         40,665,372
                                                                                                ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ...............................................................................                NA                  NA
     Class B ...............................................................................                NA                  NA
     Class C ...............................................................................                NA                  NA
     Administrator Class ...................................................................        (4,228,068)         (2,907,837)
   Net realized gain on sales of investments
     Class A ...............................................................................                NA                  NA
     Class B ...............................................................................                NA                  NA
     Class C ...............................................................................                NA                  NA
     Administrator Class ...................................................................       (22,591,814)        (12,552,487)
                                                                                                ----------------------------------
Total distributions to shareholders ........................................................       (26,819,882)        (15,460,324)
                                                                                                ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................                NA                  NA
   Reinvestment of distributions - Class A .................................................                NA                  NA
   Cost of shares redeemed - Class A .......................................................                NA                  NA
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
   transactions - Class A ..................................................................                NA                  NA
                                                                                                ----------------------------------
   Proceeds from shares sold - Class B .....................................................                NA                  NA
   Reinvestment of distributions - Class B .................................................                NA                  NA
   Cost of shares redeemed - Class B .......................................................                NA                  NA
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
   transactions - Class B ..................................................................                NA                  NA
                                                                                                ----------------------------------
   Proceeds from shares sold - Class C .....................................................                NA                  NA
   Reinvestment of distributions - Class C .................................................                NA                  NA
   Cost of shares redeemed - Class C .......................................................                NA                  NA
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
   transactions - Class C ..................................................................                NA                  NA
                                                                                                ----------------------------------
   Proceeds from shares sold - Administrator Class .........................................        79,466,921         133,973,540
   Reinvestment of distributions - Administrator Class .....................................        26,803,121          15,434,885
   Cost of shares redeemed - Administrator Class ...........................................      (102,971,139)       (124,827,922)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
   transactions - Administrator Class ......................................................         3,298,903          24,580,503
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ....         3,298,903          24,580,503
                                                                                                ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................       (59,159,339)         49,785,551
                                                                                                ==================================
ENDING NET ASSETS ..........................................................................    $  214,113,848      $  273,273,187
                                                                                                ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                       Wells Fargo Advantage Allocation Funds 41


                                                                                                       ASSET ALLOCATION FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended         For the
                                                                                                March 31, 2008        Year Ended
                                                                                                  (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................    $ 1,085,566,829    $ 1,112,227,954

OPERATIONS
   Net investment income (loss) ............................................................         10,787,077         22,612,528
   Net realized gain (loss) on investments .................................................         (4,840,380)        58,282,702
   Net change in unrealized appreciation (depreciation) of investments .....................       (102,941,979)        72,041,874
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from operations ............................        (96,995,282)       152,937,104
                                                                                                ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ...............................................................................         (9,522,232)       (19,026,268)
     Class B ...............................................................................           (446,500)        (1,326,634)
     Class C ...............................................................................           (244,614)          (495,100)
     Administrator Class ...................................................................           (572,753)        (1,671,847)
   Net realized gain on sales of investments
     Class A ...............................................................................        (43,843,258)       (16,199,697)
     Class B ...............................................................................         (3,556,051)        (2,169,682)
     Class C ...............................................................................         (1,711,356)          (665,945)
     Administrator Class ...................................................................         (2,350,485)        (1,447,613)
                                                                                                ----------------------------------
Total distributions to shareholders ........................................................        (62,247,249)       (43,002,786)
                                                                                                ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................         28,630,145         52,832,471
   Reinvestment of distributions - Class A .................................................         51,522,080         33,867,809
   Cost of shares redeemed - Class A .......................................................        (65,275,737)      (132,223,615)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
   transactions - Class A ..................................................................         14,876,488        (45,523,335)
                                                                                                ----------------------------------
   Proceeds from shares sold - Class B .....................................................          1,353,303          3,127,586
   Reinvestment of distributions - Class B .................................................          3,773,647          3,248,221
   Cost of shares redeemed - Class B .......................................................        (26,744,867)       (57,403,237)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ...............................................................        (21,617,917)       (51,027,430)
                                                                                                ----------------------------------
   Proceeds from shares sold - Class C .....................................................            885,455          1,589,355
   Reinvestment of distributions - Class C .................................................          1,672,998            969,810
   Cost of shares redeemed - Class C .......................................................         (3,138,484)        (6,374,622)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ...............................................................           (580,031)        (3,815,457)
                                                                                                ----------------------------------
   Proceeds from shares sold - Administrator Class .........................................          8,111,073         11,934,008
   Reinvestment of distributions - Administrator Class .....................................          2,892,166          3,087,450
   Cost of shares redeemed - Administrator Class ...........................................         (9,134,031)       (51,250,679)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ...................................................          1,869,208        (36,229,221)
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ....         (5,452,252)      (136,595,443)
                                                                                                ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................       (164,694,783)       (26,661,125)
                                                                                                ==================================
ENDING NET ASSETS ..........................................................................    $   920,872,046    $ 1,085,566,829
                                                                                                ==================================

                                                                                                    CONSERVATIVE ALLOCATION FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                March 31, 2008        Year Ended
                                                                                                  (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................    $ 615,216,030        $ 515,658,362

OPERATIONS
   Net investment income (loss) ............................................................       11,257,054           21,292,067
   Net realized gain (loss) on investments .................................................        2,781,556           15,091,208
   Net change in unrealized appreciation (depreciation) of investments .....................      (25,976,230)           7,217,573
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from operations ............................      (11,937,620)          43,600,848
                                                                                                ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ...............................................................................               NA                   NA
     Class B ...............................................................................               NA                   NA
     Class C ...............................................................................               NA                   NA
     Administrator Class ...................................................................      (22,620,815)         (17,563,812)
   Net realized gain on sales of investments
     Class A ...............................................................................               NA                   NA
     Class B ...............................................................................               NA                   NA
     Class C ...............................................................................               NA                   NA
     Administrator Class ...................................................................      (16,654,798)          (7,736,762)
                                                                                                ----------------------------------
Total distributions to shareholders ........................................................      (39,275,613)         (25,300,574)
                                                                                                ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................               NA                   NA
   Reinvestment of distributions - Class A .................................................               NA                   NA
   Cost of shares redeemed - Class A .......................................................               NA                   NA
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ...............................................................               NA                   NA
                                                                                                ----------------------------------
   Proceeds from shares sold - Class B .....................................................               NA                   NA
   Reinvestment of distributions - Class B .................................................               NA                   NA
   Cost of shares redeemed - Class B .......................................................               NA                   NA
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ...............................................................               NA                   NA
                                                                                                ----------------------------------
   Proceeds from shares sold - Class C .....................................................               NA                   NA
   Reinvestment of distributions - Class C .................................................               NA                   NA
   Cost of shares redeemed - Class C .......................................................               NA                   NA
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ...............................................................               NA                   NA
                                                                                                ----------------------------------
   Proceeds from shares sold - Administrator Class .........................................      231,478,915          550,398,406
   Reinvestment of distributions - Administrator Class .....................................       39,232,748           25,254,153
   Cost of shares redeemed - Administrator Class ...........................................     (287,114,281)        (494,395,165)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ...................................................      (16,402,618)          81,257,394
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ....      (16,402,618)          81,257,394
                                                                                                ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................      (67,615,851)          99,557,668
                                                                                                ==================================
ENDING NET ASSETS ..........................................................................    $ 547,600,179        $ 615,216,030
                                                                                                ==================================

                                                                                                        GROWTH BALANCED FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                March 31, 2008        Year Ended
                                                                                                  (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................    $ 1,964,983,190    $ 2,073,810,460

OPERATIONS
   Net investment income (loss) ............................................................         18,197,443         42,839,582
   Net realized gain (loss) on investments .................................................          3,951,211        178,102,605
   Net change in unrealized appreciation (depreciation) of investments .....................       (224,476,898)        81,059,525
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (202,328,244)       302,001,712
                                                                                                ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ...............................................................................         (1,515,004)        (1,123,070)
     Class B ...............................................................................           (835,796)          (685,208)
     Class C ...............................................................................           (191,471)          (157,410)
     Administrator Class ...................................................................        (40,627,880)       (39,169,481)
   Net realized gain on sales of investments
     Class A ...............................................................................         (7,143,581)        (3,574,063)
     Class B ...............................................................................         (6,253,922)        (4,075,275)
     Class C ...............................................................................         (1,428,737)          (909,437)
     Administrator Class ...................................................................       (169,076,464)      (109,292,276)
                                                                                                ----------------------------------
Total distributions to shareholders ........................................................       (227,072,855)      (158,986,220)
                                                                                                ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................         13,413,292         48,234,102
   Reinvestment of distributions - Class A .................................................          8,441,936          4,580,343
   Cost of shares redeemed - Class A .......................................................        (15,484,173)       (43,792,807)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
   transactions - Class A ..................................................................          6,371,055          9,021,638
                                                                                                ----------------------------------
   Proceeds from shares sold - Class B .....................................................            685,249          2,152,647
   Reinvestment of distributions - Class B .................................................          6,923,700          4,642,836
   Cost of shares redeemed - Class B .......................................................        (10,418,135)       (19,231,949)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ...............................................................         (2,809,186)       (12,436,466)
                                                                                                ----------------------------------
   Proceeds from shares sold - Class C .....................................................            335,643            709,420
   Reinvestment of distributions - Class C .................................................          1,553,322          1,016,360
   Cost of shares redeemed - Class C .......................................................         (2,129,953)        (3,981,898)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ...............................................................           (240,988)        (2,256,118)
                                                                                                ----------------------------------
   Proceeds from shares sold - Administrator Class .........................................        252,225,243        308,155,406
   Reinvestment of distributions - Administrator Class .....................................        208,504,028        147,475,537
   Cost of shares redeemed - Administrator Class ...........................................       (567,081,503)      (701,802,759)
                                                                                                ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ...................................................       (106,352,232)      (246,171,816)
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ....       (103,031,351)      (251,842,762)
                                                                                                ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................       (532,432,450)      (108,827,270)
                                                                                                ==================================
ENDING NET ASSETS ..........................................................................    $ 1,432,550,740    $ 1,964,983,190
                                                                                                ==================================

42 Wells Fargo Advantage Allocation Funds

                                             Statements of Changes in Net Assets


                                                                                                     AGGRESSIVE ALLOCATION FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended         For the
                                                                                                March 31, 2008        Year Ended
                                                                                                  (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................                NA                 NA
   Shares issued in reinvestment of distributions - Class A ................................                NA                 NA
   Shares redeemed - Class A ...............................................................                NA                 NA
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................                NA                 NA
                                                                                                 --------------------------------
   Shares sold - Class B ...................................................................                NA                 NA
   Shares issued in reinvestment of distributions - Class B ................................                NA                 NA
   Shares redeemed - Class B ...............................................................                NA                 NA
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................                NA                 NA
                                                                                                 --------------------------------
   Shares sold - Class C ...................................................................                NA                 NA
   Shares issued in reinvestment of distributions - Class C ................................                NA                 NA
   Shares redeemed - Class C ...............................................................                NA                 NA
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................                NA                 NA
                                                                                                 --------------------------------
   Shares sold - Administrator Class .......................................................         5,372,267          8,374,565
   Shares issued in reinvestment of distributions - Administrator Class ....................         1,802,244            993,991
   Shares redeemed - Administrator Class ...................................................        (7,040,468)        (7,805,613)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................           134,043          1,562,943
                                                                                                 --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....           134,043          1,562,943
                                                                                                 ================================

Ending balance of undistributed net investment income (loss) ...............................     $   1,133,828       $  3,402,524
                                                                                                 --------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                       Wells Fargo Advantage Allocation Funds 43


                                                                                                        ASSET ALLOCATION FUND
                                                                                               -------------------------------------
                                                                                                   For the
                                                                                               Six Months Ended         For the
                                                                                                March 31, 2008        Year Ended
                                                                                                 (Unaudited)      September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................        1,340,204           2,398,133
   Shares issued in reinvestment of distributions - Class A ................................        2,411,440           1,544,432
   Shares redeemed - Class A ...............................................................       (3,052,906)         (6,000,554)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................          698,738          (2,057,989)
                                                                                                 --------------------------------
   Shares sold - Class B ...................................................................          103,654             233,137
   Shares issued in reinvestment of distributions - Class B ................................          289,784             244,539
   Shares redeemed - Class B ...............................................................       (2,044,494)         (4,290,435)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................       (1,651,056)         (3,812,759)
                                                                                                 --------------------------------
   Shares sold - Class C ...................................................................           67,533             118,885
   Shares issued in reinvestment of distributions - Class C ................................          128,570              72,902
   Shares redeemed - Class C ...............................................................         (241,717)           (475,954)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................          (45,614)           (284,167)
                                                                                                 --------------------------------
   Shares sold - Administrator Class .......................................................          382,200             543,393
   Shares issued in reinvestment of distributions - Administrator Class ....................          135,227             140,862
   Shares redeemed - Administrator Class ...................................................         (440,881)         (2,282,419)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................           76,546          (1,598,164)
                                                                                                 --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....         (921,386)         (7,753,079)
                                                                                                 ================================

Ending balance of undistributed net investment income (loss) ...............................     $    357,947        $    356,969
                                                                                                 --------------------------------

                                                                                                    CONSERVATIVE ALLOCATION FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended         For the
                                                                                                March 31, 2008        Year Ended
                                                                                                  (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................                NA                 NA
   Shares issued in reinvestment of distributions - Class A ................................                NA                 NA
   Shares redeemed - Class A ...............................................................                NA                 NA
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................                NA                 NA
                                                                                                 --------------------------------
   Shares sold - Class B ...................................................................                NA                 NA
   Shares issued in reinvestment of distributions - Class B ................................                NA                 NA
   Shares redeemed - Class B ...............................................................                NA                 NA
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................                NA                 NA
                                                                                                 --------------------------------
   Shares sold - Class C ...................................................................                NA                 NA
   Shares issued in reinvestment of distributions - Class C ................................                NA                 NA
   Shares redeemed - Class C ...............................................................                NA                 NA
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................                NA                 NA
                                                                                                 --------------------------------
   Shares sold - Administrator Class .......................................................        11,725,289         27,791,867
   Shares issued in reinvestment of distributions - Administrator Class ....................         2,024,122          1,293,476
   Shares redeemed - Administrator Class ...................................................       (14,633,170)       (24,972,535)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................          (883,759)         4,112,808
                                                                                                 --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          (883,759)         4,112,808
                                                                                                 ================================

Ending balance of undistributed net investment income (loss) ...............................     $   5,305,033      $  16,668,794
                                                                                                 --------------------------------

                                                                                                        GROWTH BALANCED FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                March 31, 2008        Year Ended
                                                                                                  (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................           417,242          1,399,849
   Shares issued in reinvestment of distributions - Class A ................................           265,909            136,178
   Shares redeemed - Class A ...............................................................          (489,057)        (1,269,782)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................           194,094            266,245
                                                                                                 --------------------------------
   Shares sold - Class B ...................................................................            23,585             69,819
   Shares issued in reinvestment of distributions - Class B ................................           245,656            153,383
   Shares redeemed - Class B ...............................................................          (369,758)          (620,154)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................          (100,517)          (396,952)
                                                                                                 --------------------------------
   Shares sold - Class C ...................................................................            11,962             22,917
   Shares issued in reinvestment of distributions - Class C ................................            54,954             33,491
   Shares redeemed - Class C ...............................................................           (73,637)          (127,664)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................            (6,721)           (71,256)
                                                                                                 --------------------------------
   Shares sold - Administrator Class .......................................................         9,132,950          9,692,974
   Shares issued in reinvestment of distributions - Administrator Class ....................         7,215,373          4,767,969
   Shares redeemed - Administrator Class ...................................................       (20,301,036)       (22,217,329)
                                                                                                 --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................        (3,952,713)        (7,756,386)
                                                                                                 --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        (3,865,857)        (7,958,349)
                                                                                                 ================================

Ending balance of undistributed net investment income (loss) ...............................     $   8,005,725      $  32,978,433
                                                                                                 --------------------------------

44 Wells Fargo Advantage Allocation Funds    Statements of Changes in Net Assets


                                                                                                      MODERATE BALANCED FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................   $    549,301,132   $      569,104,796

OPERATIONS
   Net investment income (loss) ...........................................................          7,949,941           16,537,592
   Net realized gain (loss) on investments ................................................          3,057,256           35,490,880
   Net change in unrealized appreciation (depreciation) of investments ....................        (44,634,237)           8,810,517
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................        (33,627,040)          60,838,989
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..............................................................................           (299,039)            (201,725)
     Class B ..............................................................................            (65,799)             (72,560)
     Class C ..............................................................................            (43,988)             (36,099)
     Administrator Class ..................................................................        (16,370,580)         (16,487,073)
   Net realized gain on sales of investments
     Class A ..............................................................................           (690,415)            (298,489)
     Class B ..............................................................................           (222,775)            (152,456)
     Class C ..............................................................................           (137,371)             (73,756)
     Administrator Class ..................................................................        (35,378,727)         (24,058,820)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................        (53,208,694)         (41,380,978)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................          3,113,809           10,982,580
   Reinvestment of distributions - Class A ................................................            949,902              485,320
   Cost of shares redeemed - Class A ......................................................         (2,763,292)          (7,576,233)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class A ..............................................................................          1,300,419            3,891,667
                                                                                              -------------------------------------
   Proceeds from shares sold - Class B ....................................................            472,379            1,172,341
   Reinvestment of distributions - Class B ................................................            267,680              217,924
   Cost of shares redeemed - Class B ......................................................         (1,047,948)          (1,090,707)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class B ..............................................................................           (307,889)             299,558
                                                                                              -------------------------------------
   Proceeds from shares sold - Class C ....................................................            135,740              714,219
   Reinvestment of distributions - Class C ................................................            172,129              101,588
   Cost of shares redeemed - Class C ......................................................           (166,620)            (454,594)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class C ..............................................................................            141,249              361,213
                                                                                              -------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         99,324,411          138,713,131
   Reinvestment of distributions - Administrator Class ....................................         51,548,867           40,286,028
   Cost of shares redeemed - Administrator Class ..........................................       (147,387,771)        (222,813,272)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ..................................................................          3,485,507          (43,814,113)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ...          4,619,286          (39,261,675)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................        (82,216,448)         (19,803,664)
                                                                                              -------------------------------------
ENDING NET ASSETS .........................................................................   $    467,084,684   $      549,301,132
                                                                                              =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets    Wells Fargo Advantage Allocation Funds 45


                                                                                                      MODERATE BALANCED FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................            149,136              493,788
   Shares issued in reinvestment of distributions - Class A ...............................             45,813               22,404
   Shares redeemed - Class A ..............................................................           (134,221)            (339,660)
                                                                                              -------------------------------------
   Net increase (decrease) in shares outstanding - Class A ................................             60,728              176,532
                                                                                              -------------------------------------
   Shares sold - Class B ..................................................................             23,326               53,733
   Shares issued in reinvestment of distributions - Class B ...............................             13,017               10,132
   Shares redeemed - Class B ..............................................................            (50,007)             (50,569)
                                                                                              -------------------------------------
   Net increase (decrease) in shares outstanding - Class B ................................            (13,664)              13,296
                                                                                              -------------------------------------
   Shares sold - Class C ..................................................................              6,642               32,792
   Shares issued in reinvestment of distributions - Class C ...............................              8,380                4,722
   Shares redeemed - Class C ..............................................................             (8,280)             (20,792)
                                                                                              -------------------------------------
   Net increase (decrease) in shares outstanding - Class C ................................              6,742               16,722
                                                                                              -------------------------------------
   Shares sold - Administrator Class ......................................................          4,670,651            6,273,852
   Shares issued in reinvestment of distributions - Administrator Class ...................          2,471,148            1,851,139
   Shares redeemed - Administrator Class ..................................................         (7,079,257)         (10,118,978)
                                                                                              -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ....................             62,542           (1,993,987)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...   $        116,348   $       (1,787,437)
                                                                                              =====================================

Ending balance of undistributed net investment income (loss) ..............................          3,674,612           12,504,077
                                                                                              -------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

46 Wells Fargo Advantage Allocation Funds                   Financial Highlights


                                                                         Beginning                    Net Realized    Distributions
                                                                         Net Asset        Net        and Unrealized     from Net
                                                                         Value Per     Investment      Gain (Loss)     Investment
                                                                           Share     Income (Loss)   on Investments      Income
-----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ........................     $16.92        0.12 6          (2.29)           (0.23)
October 1, 2006 to September 30, 2007 ................................     $15.32        0.23             2.39            (0.18)
October 1, 2005 to September 30, 2006 ................................     $14.57        0.22             1.08            (0.20)
October 1, 2004 to September 30, 2005 ................................     $13.09        0.19             1.45            (0.16)
October 1, 2003 to September 30, 2004 ................................     $11.85        0.14             1.26            (0.16)
October 1, 2002 to September 30, 2003 ................................     $ 9.91        0.10             2.00            (0.16)

ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ........................     $23.12        0.24            (2.27)           (0.24)
October 1, 2006 to September 30, 2007 ................................     $20.94        0.47 6           2.58            (0.47)
October 1, 2005 to September 30, 2006 ................................     $19.99        0.44             1.16            (0.43)
October 1, 2004 to September 30, 2005 ................................     $18.80        0.40             1.64            (0.41)
October 1, 2003 to September 30, 2004 ................................     $17.50        0.36 6           1.57            (0.36)
October 1, 2002 to September 30, 2003 ................................     $14.97        0.30             2.53            (0.30)

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ........................     $14.07        0.11            (1.39)           (0.09)
October 1, 2006 to September 30, 2007 ................................     $12.73        0.19 6           1.57            (0.18)
October 1, 2005 to September 30, 2006 ................................     $12.15        0.18             0.70            (0.17)
October 1, 2004 to September 30, 2005 ................................     $11.42        0.15             1.00            (0.15)
October 1, 2003 to September 30, 2004 ................................     $10.63        0.13 6           0.95            (0.13)
October 1, 2002 to September 30, 2003 ................................     $ 9.09        0.10             1.54            (0.10)

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ........................     $14.07        0.10            (1.38)           (0.10)
October 1, 2006 to September 30, 2007 ................................     $12.75        0.18 6           1.56            (0.18)
October 1, 2005 to September 30, 2006 ................................     $12.16        0.17             0.72            (0.17)
October 1, 2004 to September 30, 2005 ................................     $11.44        0.17             0.98            (0.16)
October 1, 2003 to September 30, 2004 ................................     $10.65        0.13 6           0.95            (0.13)
October 1, 2002 to September 30, 2003 ................................     $ 9.11        0.11             1.54            (0.11)

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ........................     $23.15        0.26            (2.27)           (0.26)
October 1, 2006 to September 30, 2007 ................................     $20.97        0.54 6           2.57            (0.53)
October 1, 2005 to September 30, 2006 ................................     $20.02        0.41             1.24            (0.48)
October 1, 2004 to September 30, 2005 ................................     $18.82        0.47             1.63            (0.46)
October 1, 2003 to September 30, 2004 ................................     $17.53        0.40 6           1.57            (0.41)
October 1, 2002 to September 30, 2003 ................................     $14.99        0.33             2.56            (0.35)

CONSERVATIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ........................     $20.35        0.35            (0.78)           (0.72)
October 1, 2006 to September 30, 2007 ................................     $19.74        0.70             0.84            (0.64)
October 1, 2005 to September 30, 2006 ................................     $19.78        0.67             0.30            (0.63)
October 1, 2004 to September 30, 2005 ................................     $19.48        0.54             0.40            (0.41)
October 1, 2003 to September 30, 2004 ................................     $19.23        0.44             0.46            (0.51)
October 1, 2002 to September 30, 2003 ................................     $18.42        0.46             1.00            (0.60)

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4 Includes net expenses allocated from the Portfolio(s) in which the Fund invests.

5 Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

6     Calculated based upon average shares outstanding.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                   Wells Fargo Advantage Allocation Funds 47


                                                                         Ending       Ratio to Average Net Assets (Annualized) 1
                                                       Distributions    Net Asset   -----------------------------------------------
                                                          from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                       Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......       (1.37)         $13.15         1.59%        1.20% 4    (0.20)%    1.00% 4
October 1, 2006 to September 30, 2007 ..............       (0.84)         $16.92         1.55%        1.20% 4    (0.20)%    1.00% 4
October 1, 2005 to September 30, 2006 ..............       (0.35)         $15.32         1.55%        1.20% 4    (0.20)%    1.00% 4
October 1, 2004 to September 30, 2005 ..............        0.00          $14.57         1.42%        1.12% 4    (0.12)%    1.00% 4
October 1, 2003 to September 30, 2004 ..............        0.00          $13.09         1.14%        1.02% 4    (0.02)%    1.00% 4
October 1, 2002 to September 30, 2003 ..............        0.00          $11.85         1.20%        1.13% 4    (0.13)%    1.00% 4

ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......       (1.13)         $19.72         2.21%        1.29%      (0.14)%    1.15%
October 1, 2006 to September 30, 2007 ..............       (0.40)         $23.12         2.12%        1.25%      (0.10)%    1.15%
October 1, 2005 to September 30, 2006 ..............       (0.22)         $20.94         2.13%        1.26%      (0.11)%    1.15%
October 1, 2004 to September 30, 2005 ..............       (0.44)         $19.99         2.06%        1.23%      (0.08)%    1.15%
October 1, 2003 to September 30, 2004 ..............       (0.27)         $18.80         1.90%        1.34%      (0.19)%    1.15%
October 1, 2002 to September 30, 2003 ..............        0.00          $17.50         1.80%        1.45%      (0.30)%    1.15%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......       (0.69)         $12.01         1.45%        2.04%      (0.14)%    1.90%
October 1, 2006 to September 30, 2007 ..............       (0.24)         $14.07         1.36%        2.00%      (0.10)%    1.90%
October 1, 2005 to September 30, 2006 ..............       (0.13)         $12.73         1.38%        2.01%      (0.11)%    1.90%
October 1, 2004 to September 30, 2005 ..............       (0.27)         $12.15         1.33%        1.98%      (0.08)%    1.90%
October 1, 2003 to September 30, 2004 ..............       (0.16)         $11.42         1.15%        2.09%      (0.19)%    1.90%
October 1, 2002 to September 30, 2003 ..............        0.00          $10.63         1.05%        2.27%      (0.37)%    1.90%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ......       (0.69)         $12.00         1.46%        2.03%      (0.13)%    1.90%
October 1, 2006 to September 30, 2007 ..............       (0.24)         $14.07         1.37%        2.00%      (0.10)%    1.90%
October 1, 2005 to September 30, 2006 ..............       (0.13)         $12.75         1.38%        2.01%      (0.11)%    1.90%
October 1, 2004 to September 30, 2005 ..............       (0.27)         $12.16         1.26%        1.98%      (0.08)%    1.90%
October 1, 2003 to September 30, 2004 ..............       (0.16)         $11.44         1.15%        2.09%      (0.19)%    1.90%
October 1, 2002 to September 30, 2003 ..............        0.00          $10.65         1.05%        2.23%      (0.33)%    1.90%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......       (1.13)         $19.75         2.46%        1.11%      (0.21)%    0.90%
October 1, 2006 to September 30, 2007 ..............       (0.40)         $23.15         2.35%        1.07%      (0.17)%    0.90%
October 1, 2005 to September 30, 2006 ..............       (0.22)         $20.97         2.39%        1.08%      (0.18)%    0.90%
October 1, 2004 to September 30, 2005 ..............       (0.44)         $20.02         2.31%        1.00%      (0.10)%    0.90%
October 1, 2003 to September 30, 2004 ..............       (0.27)         $18.82         2.16%        1.10%      (0.20)%    0.90%
October 1, 2002 to September 30, 2003 ..............        0.00          $17.53         2.04%        1.22%      (0.31)%    0.91%

CONSERVATIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......       (0.55)         $18.65         3.82%        1.05% 4    (0.20)%    0.85% 4
October 1, 2006 to September 30, 2007 ..............       (0.29)         $20.35         3.75%        1.05% 4    (0.20)%    0.85% 4
October 1, 2005 to September 30, 2006 ..............       (0.38)         $19.74         3.69%        1.04% 4    (0.19)%    0.85% 4
October 1, 2004 to September 30, 2005 ..............       (0.23)         $19.78         2.78%        1.01% 4    (0.16)%    0.85% 4
October 1, 2003 to September 30, 2004 ..............       (0.14)         $19.48         2.32%        0.90% 4    (0.05)%    0.85% 4
October 1, 2002 to September 30, 2003 ..............       (0.05)         $19.23         2.78%        0.97% 4    (0.15)%    0.82% 4

                                                                  Portfolio    Net Assets at
                                                        Total     Turnover     End of Period
                                                       Return 2     Rate      (000's omitted)
---------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......   (13.77)%      34% 5          $ 214,114
October 1, 2006 to September 30, 2007 ..............    17.79%       58% 5          $ 273,273
October 1, 2005 to September 30, 2006 ..............     9.14%       61% 5          $ 223,488
October 1, 2004 to September 30, 2005 ..............    12.61%       64% 5          $ 196,484
October 1, 2003 to September 30, 2004 ..............    11.82%       42% 5          $ 170,383
October 1, 2002 to September 30, 2003 ..............    21.36%       43% 5          $ 131,760

ASSET ALLOCATION FUND
---------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......    (9.20)%      29%            $ 793,981
October 1, 2006 to September 30, 2007 ..............    14.83%       16%            $ 914,716
October 1, 2005 to September 30, 2006 ..............     8.13%       11%            $ 871,848
October 1, 2004 to September 30, 2005 ..............    11.03%        6%            $ 934,783
October 1, 2003 to September 30, 2004 ..............    11.12%        4%            $ 864,857
October 1, 2002 to September 30, 2003 ..............    19.04%       15%            $ 838,683

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......    (9.51)%      29%            $  52,875
October 1, 2006 to September 30, 2007 ..............    14.03%       16%            $  85,203
October 1, 2005 to September 30, 2006 ..............     7.33%       11%            $ 125,661
October 1, 2004 to September 30, 2005 ..............    10.19%        6%            $ 146,644
October 1, 2003 to September 30, 2004 ..............    10.24%        4%            $ 208,029
October 1, 2002 to September 30, 2003 ..............    18.10%       15%            $ 280,220

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ......    (9.55)%      29%            $  30,183
October 1, 2006 to September 30, 2007 ..............    13.91%       16%            $  36,028
October 1, 2005 to September 30, 2006 ..............     7.42%       11%            $  36,261
October 1, 2004 to September 30, 2005 ..............    10.15%        6%            $  40,795
October 1, 2003 to September 30, 2004 ..............    10.25%        4%            $  25,268
October 1, 2002 to September 30, 2003 ..............    18.14%       15%            $  27,345

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......    (9.07)%      29%            $  43,834
October 1, 2006 to September 30, 2007 ..............    15.10%       16%            $  49,620
October 1, 2005 to September 30, 2006 ..............     8.43%       11%            $  78,458
October 1, 2004 to September 30, 2005 ..............    11.35%        6%            $  36,815
October 1, 2003 to September 30, 2004 ..............    11.33%        4%            $  37,794
October 1, 2002 to September 30, 2003 ..............    19.38%       15%            $  18,214

CONSERVATIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......    (2.24)%      68% 5          $ 547,600
October 1, 2006 to September 30, 2007 ..............     8.05%       91% 5          $ 615,216
October 1, 2005 to September 30, 2006 ..............     5.14%      106% 5          $ 515,658
October 1, 2004 to September 30, 2005 ..............     4.91%      102% 5          $ 442,285
October 1, 2003 to September 30, 2004 ..............     4.74%       72% 5          $ 412,341
October 1, 2002 to September 30, 2003 ..............     8.17%       73% 5          $ 381,254

48 Wells Fargo Advantage Allocation Funds                   Financial Highlights


                                                                Beginning                    Net Realized    Distributions
                                                                Net Asset        Net        and Unrealized      from Net
                                                                Value Per    Investment      Gain (Loss)       Investment
                                                                  Share     Income (Loss)   on Investments       Income
--------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...............   $  36.21         0.31 6          (4.06)         (0.63)
October 1, 2006 to September 30, 2007 .......................   $  33.51         0.61             4.40          (0.53)
October 1, 2005 to September 30, 2006 .......................   $  33.09         0.60             1.98          (0.45)
October 1, 2004 to September 30, 2005 .......................   $  30.51         0.52             2.68          (0.41)
October 1, 2003 to September 30, 2004 .......................   $  28.27         0.41 6           2.41          (0.58)
October 1, 2002 to September 30, 2003 .......................   $  24.27         0.34             4.05          (0.39)

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ...............   $  32.51         0.17 6          (3.62)         (0.39)
October 1, 2006 to September 30, 2007 .......................   $  30.29         0.33             3.95          (0.28)
October 1, 2005 to September 30, 2006 .......................   $  30.12         0.30             1.81          (0.23)
October 1, 2004 to September 30, 2005 .......................   $  27.83         0.23             2.47          (0.20)
October 1, 2003 to September 30, 2004 .......................   $  25.89         0.16 6           2.22          (0.44)
October 1, 2002 to September 30, 2003 .......................   $  22.22         0.16             3.68          (0.17)

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...............   $  32.60         0.17 6          (3.64)         (0.39)
October 1, 2006 to September 30, 2007 .......................   $  30.37         0.33             3.97          (0.29)
October 1, 2005 to September 30, 2006 .......................   $  30.19         0.32             1.80          (0.23)
October 1, 2004 to September 30, 2005 .......................   $  27.81         0.21             2.50          (0.12)
October 1, 2003 to September 30, 2004 .......................   $  25.88         0.16 6           2.21          (0.44)
October 1, 2002 to September 30, 2003 .......................   $  22.22         0.15             3.69          (0.18)

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...............   $  33.29         0.32 6          (3.70)         (0.71)
October 1, 2006 to September 30, 2007 .......................   $  30.98         0.70             3.99          (0.60)
October 1, 2005 to September 30, 2006 .......................   $  30.76         0.62             1.85          (0.54)
October 1, 2004 to September 30, 2005 .......................   $  28.41         0.56             2.50          (0.50)
October 1, 2003 to September 30, 2004 .......................   $  26.34         0.45 6           2.25          (0.63)
October 1, 2002 to September 30, 2003 .......................   $  22.65         0.35             3.80          (0.46)

MODERATE BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...............   $  22.76         0.30 6          (1.68)         (0.61)
October 1, 2006 to September 30, 2007 .......................   $  21.97         0.65 6           1.73          (0.61)
October 1, 2005 to September 30, 2006 .......................   $  22.23         0.60             0.75          (0.51)
October 1, 2004 to September 30, 2005 .......................   $  21.72         0.43             1.13          (0.40)
January 30, 2004 3 to September 30, 2004 ....................   $  21.79         0.13            (0.20)          0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ...............   $  22.53         0.22 6          (1.67)         (0.43)
October 1, 2006 to September 30, 2007 .......................   $  21.76         0.47 6           1.72          (0.44)
October 1, 2005 to September 30, 2006 .......................   $  22.04         0.42             0.76          (0.36)
October 1, 2004 to September 30, 2005 .......................   $  21.62         0.31             1.08          (0.32)
January 30, 2004 3 to September 30, 2004 ....................   $  21.79         0.06            (0.23)          0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...............   $  22.52         0.22 6          (1.67)         (0.45)
October 1, 2006 to September 30, 2007 .......................   $  21.77         0.47 6           1.72          (0.46)
October 1, 2005 to September 30, 2006 .......................   $  22.05         0.43             0.75          (0.36)
October 1, 2004 to September 30, 2005 .......................   $  21.62         0.31             1.08          (0.31)
January 30, 2004 3 to September 30, 2004 ....................   $  21.79         0.08            (0.25)          0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...............   $  22.90         0.32 6          (1.68)         (0.65)
October 1, 2006 to September 30, 2007 .......................   $  22.08         0.67 6           1.77          (0.64)
October 1, 2005 to September 30, 2006 .......................   $  22.32         0.64             0.78          (0.56)
October 1, 2004 to September 30, 2005 .......................   $  21.76         0.52             1.10          (0.41)
October 1, 2003 to September 30, 2004 .......................   $  21.09         0.42             1.10          (0.64)
October 1, 2002 to September 30, 2003 .......................   $  19.47         0.44             2.02          (0.64)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                   Wells Fargo Advantage Allocation Funds 49


                                                                     Ending          Ratio to Average Net Assets (Annualized) 1
                                                   Distributions    Net Asset   ---------------------------------------------------
                                                      from Net      Value Per   Net Investment     Gross      Expenses      Net
                                                   Realized Gains     Share     Income (Loss)     Expenses     Waived     Expenses
------------------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...      (3.26)        $ 28.57        1.94%          1.33% 4     (0.13)%     1.20% 4
October 1, 2006 to September 30, 2007 ...........      (1.78)        $ 36.21        1.89%          1.32% 4     (0.12)%     1.20% 4
October 1, 2005 to September 30, 2006 ...........      (1.71)        $ 33.51        1.89%          1.30% 4     (0.10)%     1.20% 4
October 1, 2004 to September 30, 2005 ...........      (0.21)        $ 33.09        1.59%          1.33% 4     (0.13)%     1.20% 4
October 1, 2003 to September 30, 2004 ...........       0.00         $ 30.51        1.33%          1.28% 4     (0.08)%     1.20% 4
October 1, 2002 to September 30, 2003 ...........       0.00         $ 28.27        1.43%          1.48% 4     (0.28)%     1.20% 4

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ...      (3.26)        $ 25.41        1.19%          2.08% 4     (0.13)%     1.95% 4
October 1, 2006 to September 30, 2007 ...........      (1.78)        $ 32.51        1.12%          2.06% 4     (0.11)%     1.95% 4
October 1, 2005 to September 30, 2006 ...........      (1.71)        $ 30.29        1.12%          2.05% 4     (0.10)%     1.95% 4
October 1, 2004 to September 30, 2005 ...........      (0.21)        $ 30.12        0.84%          2.08% 4     (0.13)%     1.95% 4
October 1, 2003 to September 30, 2004 ...........       0.00         $ 27.83        0.58%          2.02% 4     (0.07)%     1.95% 4
October 1, 2002 to September 30, 2003 ...........       0.00         $ 25.89        0.69%          2.57% 4     (0.62)%     1.95% 4

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...      (3.26)        $ 25.48        1.19%          2.06% 4     (0.11)%     1.95% 4
October 1, 2006 to September 30, 2007 ...........      (1.78)        $ 32.60        1.12%          2.06% 4     (0.11)%     1.95% 4
October 1, 2005 to September 30, 2006 ...........      (1.71)        $ 30.37        1.12%          2.05% 4     (0.10)%     1.95% 4
October 1, 2004 to September 30, 2005 ...........      (0.21)        $ 30.19        0.84%          2.08% 4     (0.13)%     1.95% 4
October 1, 2003 to September 30, 2004 ...........       0.00         $ 27.81        0.58%          2.02% 4     (0.07)%     1.95% 4
October 1, 2002 to September 30, 2003 ...........       0.00         $ 25.88        0.69%          2.57% 4     (0.62)%     1.95% 4

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...      (3.26)        $ 25.94        2.18%          1.15% 4     (0.20)%     0.95% 4
October 1, 2006 to September 30, 2007 ...........      (1.78)        $ 33.29        2.12%          1.14% 4     (0.19)%     0.95% 4
October 1, 2005 to September 30, 2006 ...........      (1.71)        $ 30.98        2.13%          1.12% 4     (0.17)%     0.95% 4
October 1, 2004 to September 30, 2005 ...........      (0.21)        $ 30.76        1.84%          1.07% 4     (0.12)%     0.95% 4
October 1, 2003 to September 30, 2004 ...........       0.00         $ 28.41        1.59%          0.95% 4     (0.01)%     0.94% 4
October 1, 2002 to September 30, 2003 ...........       0.00         $ 26.34        1.69%          1.05% 4     (0.11)%     0.94% 4

MODERATE BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...      (1.51)        $ 19.26        2.84%          1.31% 4     (0.16)%     1.15% 4
October 1, 2006 to September 30, 2007 ...........      (0.98)        $ 22.76        2.80%          1.28% 4     (0.13)%     1.15% 4
October 1, 2005 to September 30, 2006 ...........      (1.10)        $ 21.97        2.75%          1.27% 4     (0.12)%     1.15% 4
October 1, 2004 to September 30, 2005 ...........      (0.65)        $ 22.23        2.11%          1.30% 4     (0.15)%     1.15% 4
January 30, 2004 3 to September 30, 2004 ........       0.00         $ 21.72        1.14%          1.27% 4     (0.12)%     1.15% 4

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ...      (1.51)        $ 19.14        2.08%          2.06% 4     (0.16)%     1.90% 4
October 1, 2006 to September 30, 2007 ...........      (0.98)        $ 22.53        2.01%          2.03% 4     (0.13)%     1.90% 4
October 1, 2005 to September 30, 2006 ...........      (1.10)        $ 21.76        1.99%          2.02% 4     (0.12)%     1.90% 4
October 1, 2004 to September 30, 2005 ...........      (0.65)        $ 22.04        1.35%          2.05% 4     (0.15)%     1.90% 4
January 30, 2004 3 to September 30, 2004 ........       0.00         $ 21.62        0.65%          2.02% 4     (0.12)%     1.90% 4

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...      (1.51)        $ 19.11        2.09%          2.04% 4     (0.14)%     1.90% 4
October 1, 2006 to September 30, 2007 ...........      (0.98)        $ 22.52        2.03%          2.03% 4     (0.13)%     1.90% 4
October 1, 2005 to September 30, 2006 ...........      (1.10)        $ 21.77        2.00%          2.02% 4     (0.12)%     1.90% 4
October 1, 2004 to September 30, 2005 ...........      (0.65)        $ 22.05        1.35%          2.05% 4     (0.15)%     1.90% 4
January 30, 2004 3 to September 30, 2004 ........       0.00         $ 21.62        0.65%          2.01% 4     (0.11)%     1.90% 4

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...      (1.51)        $ 19.38        3.09%          1.13% 4     (0.23)%     0.90% 4
October 1, 2006 to September 30, 2007 ...........      (0.98)        $ 22.90        3.00%          1.10% 4     (0.20)%     0.90% 4
October 1, 2005 to September 30, 2006 ...........      (1.10)        $ 22.08        2.98%          1.09% 4     (0.19)%     0.90% 4
October 1, 2004 to September 30, 2005 ...........      (0.65)        $ 22.32        2.34%          1.04% 4     (0.14)%     0.90% 4
October 1, 2003 to September 30, 2004 ...........      (0.21)        $ 21.76        1.97%          0.92% 4     (0.02)%     0.90% 4
October 1, 2002 to September 30, 2003 ...........      (0.20)        $ 21.09        2.25%          1.03% 4     (0.14)%     0.89% 4

                                                                           Portfolio     Net Assets at
                                                                  Total     Turnover     End of Period
                                                                Return 2      Rate      (000's omitted)
------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND
------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...............     (11.29)%    48% 5       $   68,207
October 1, 2006 to September 30, 2007 .......................      15.55%     75% 5       $   79,411
October 1, 2005 to September 30, 2006 .......................       8.13%     80% 5       $   64,560
October 1, 2004 to September 30, 2005 .......................      10.58%     80% 5       $   58,091
October 1, 2003 to September 30, 2004 .......................      10.02%     51% 5       $   56,566
October 1, 2002 to September 30, 2003 .......................      18.25%     53% 5       $   43,509

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ...............     (11.60)%    48% 5       $   49,094
October 1, 2006 to September 30, 2007 .......................      14.69%     75% 5       $   66,097
October 1, 2005 to September 30, 2006 .......................       7.30%     80% 5       $   73,602
October 1, 2004 to September 30, 2005 .......................       9.76%     80% 5       $   85,327
October 1, 2003 to September 30, 2004 .......................       9.17%     51% 5       $   89,783
October 1, 2002 to September 30, 2003 .......................      17.40%     53% 5       $   81,511

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...............     (11.62)%    48% 5       $   11,731
October 1, 2006 to September 30, 2007 .......................      14.72%     75% 5       $   15,226
October 1, 2005 to September 30, 2006 .......................       7.29%     80% 5       $   16,351
October 1, 2004 to September 30, 2005 .......................       9.79%     80% 5       $   18,262
October 1, 2003 to September 30, 2004 .......................       9.18%     51% 5       $   20,799
October 1, 2002 to September 30, 2003 .......................      17.35%     53% 5       $   24,958

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...............     (11.18)%    48% 5       $1,303,520
October 1, 2006 to September 30, 2007 .......................      15.84%     75% 5       $1,804,249
October 1, 2005 to September 30, 2006 .......................       8.40%     80% 5       $1,919,297
October 1, 2004 to September 30, 2005 .......................      10.87%     80% 5       $1,848,078
October 1, 2003 to September 30, 2004 .......................      10.31%     51% 5       $1,738,782
October 1, 2002 to September 30, 2003 .......................      18.53%     53% 5       $1,415,216

MODERATE BALANCED FUND
------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ...............      (6.49)%    58% 5     $      9,496
October 1, 2006 to September 30, 2007 .......................      11.33%     82% 5     $      9,839
October 1, 2005 to September 30, 2006 .......................       6.39%     93% 5     $      5,618
October 1, 2004 to September 30, 2005 .......................       7.32%     91% 5     $      4,745
January 30, 2004 3 to September 30, 2004 ....................      (0.32)%    62% 5     $      2,576

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ...............      (6.91)%    58% 5     $      2,882
October 1, 2006 to September 30, 2007 .......................      10.49%     82% 5     $      3,699
October 1, 2005 to September 30, 2006 .......................       5.60%     93% 5     $      3,283
October 1, 2004 to September 30, 2005 .......................       6.50%     91% 5     $      3,121
January 30, 2004 3 to September 30, 2004 ....................      (0.78)%    62% 5     $      2,304

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ...............      (6.89)%    58% 5     $      1,855
October 1, 2006 to September 30, 2007 .......................      10.49%     82% 5     $      2,034
October 1, 2005 to September 30, 2006 .......................       5.58%     93% 5     $      1,602
October 1, 2004 to September 30, 2005 .......................       6.50%     91% 5     $      1,223
January 30, 2004 3 to September 30, 2004 ....................      (0.78)%    62% 5     $        693

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...............      (6.41)%    58% 5     $    452,852
October 1, 2006 to September 30, 2007 .......................      11.59%     82% 5     $    533,729
October 1, 2005 to September 30, 2006 .......................       6.68%     93% 5     $    558,601
October 1, 2004 to September 30, 2005 .......................       7.57%     91% 5     $    557,564
October 1, 2003 to September 30, 2004 .......................       7.28%     62% 5     $    544,698
October 1, 2002 to September 30, 2003 .......................      12.99%     64% 5     $    512,460

50 Wells Fargo Advantage Allocation Funds          Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund. These Funds are each a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, and Moderate Balanced Fund each seeks to achieve its investment objective by investing substantially all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios as of March 31, 2008, are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund at March 31, 2008 are as follows:

---------------------------------------------------------------------------------------------------------
                                          Aggressive      Conservative        Growth          Moderate
                                       Allocation Fund   Allocation Fund   Balanced Fund   Balanced Fund
---------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                 2%               1%                9%              2%
---------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                  6%               4%               35%              7%
---------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                     2%               1%               10%              2%
---------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                       3%               2%               17%              3%
---------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                        2%               1%               11%              2%
---------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                               2%               1%               10%              2%
---------------------------------------------------------------------------------------------------------
INFLATION PROTECTED BOND PORTFOLIO            3%              18%               30%             13%
---------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO                6%               4%               31%              6%
---------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                3%               2%               14%              3%
---------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                 6%               4%               31%              6%
---------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                 2%               1%                9%              2%
---------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO              3%               2%               16%              3%
---------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                1%               1%                8%              2%
---------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                4%              27%               45%             19%
---------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                     2%               1%               10%              2%
---------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                1%               0%                4%              1%
---------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                 0%               0%                1%              0%
---------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                       0%              26%                0%             13%
---------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO           2%               1%               10%              2%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                   0%               3%                6%              2%
---------------------------------------------------------------------------------------------------------

Notes to Financial Statements          Wells Fargo Advantage Allocation Funds 51


2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

52 Wells Fargo Advantage Allocation Funds          Notes to Financial Statements


FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2008, the following Funds held futures contracts:

------------------------------------------------------------------------------------------------------------------
                                                                                                   Net Unrealized
                                                                                      Notional      Appreciation/
FUND                             Contracts          Type         Expiration Date       Amount      (Depreciation)
------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND        95 Long       S&P 500 Index       June 2008      $  31,491,313    $   (46,313)
                                 276 Short    US Treasury Bond      June 2008         31,704,413     (1,083,525)
------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND            722 Long       S&P 500 Index       June 2008        239,247,906       (265,904)
                                  45 Long     US Treasury Bond      June 2008          5,353,124         (7,265)
                                1,996 Short   US Treasury Bond      June 2008        229,282,634     (7,835,929)
------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND      82 Long       S&P 500 Index       June 2008         27,176,600        (34,600)
                                 237 Short    US Treasury Bond      June 2008         27,223,836       (931,023)
------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND             648 Long       S&P 500 Index       June 2008        214,782,400       (294,400)
                                1,845 Short   US Treasury Bond      June 2008        211,936,137     (7,244,097)
------------------------------------------------------------------------------------------------------------------
MODERATED BALANCED FUND          139 Long       S&P 500 Index       June 2008         46,076,763        (67,763)
                                 403 Short    US Treasury Bond      June 2008         46,293,037     (1,582,103)
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Asset Allocation Fund, for which net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2008.

Notes to Financial Statements          Wells Fargo Advantage Allocation Funds 53


Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: September 30, 2004; May 31, 2005; September 30, 2005; May 31, 2006;
September 30, 2006; May 31, 2007; September 30, 2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at March 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2008, the following Fund owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

--------------------------------------------------------------------------------
Fund                       Defaulted SIVs ($MV)      % of the ending Net Assets
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND          $15,926,329                      1.73
--------------------------------------------------------------------------------

54 Wells Fargo Advantage Allocation Funds          Notes to Financial Statements


3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

------------------------------------------------------------------------------------------------------------------------
                                                        Advisory                                           Subadvisory
                                                       Fees (% of                                           Fees (% of
                                Average Daily        Average Daily                      Average Daily     Average Daily
FUND                             Net Assets           Net Assets)      Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND        All asset levels       0.250       Wells Capital   First $250 million       0.100
                                                                       Management     Over $250 million       0.050
                                                                      Incorporated
------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND           First $500 million       0.650       Wells Capital   First $100 million       0.150
                                 Next $500 million       0.600         Management     Next $100 million       0.125
                                   Next $2 billion       0.550        Incorporated    Over $200 million       0.100
                                   Next $2 billion       0.525
                                   Over $5 billion       0.500
------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND      All asset levels       0.250       Wells Capital   First $250 million       0.100
                                                                       Management     Over $250 million       0.050
                                                                      Incorporated
------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND              All asset levels       0.250       Wells Capital   First $250 million       0.100
                                                                       Management     Over $250 million       0.050
                                                                      Incorporated
------------------------------------------------------------------------------------------------------------------------
MODERATE BALANCED FUND            All asset levels       0.250       Wells Capital   First $250 million       0.100
                                                                       Management     Over $250 million       0.050
                                                                      Incorporated
------------------------------------------------------------------------------------------------------------------------

For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                          Average Daily        (% of Average
                                            Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
Fund Level                              First $5 billion            0.05
                                         Next $5 billion            0.04
                                        Over $10 billion            0.03
--------------------------------------------------------------------------------
Class Level
--------------------------------------------------------------------------------
Class A                                 All asset levels            0.28
--------------------------------------------------------------------------------
Class B                                 All asset levels            0.28
--------------------------------------------------------------------------------
Class C                                 All asset levels            0.28
--------------------------------------------------------------------------------
Administrator Class                     All asset levels            0.10
--------------------------------------------------------------------------------

Notes to Financial Statements          Wells Fargo Advantage Allocation Funds 55


The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
FUND                                                           Daily Net Assets
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                                0.02
--------------------------------------------------------------------------------

WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                 % Of Average
SHARE CLASS                                                    Daily Net Assets
--------------------------------------------------------------------------------
Class A, Class B, Class C, and Administrator Class                   0.25
--------------------------------------------------------------------------------

For the period ended March 31, 2008, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------
                                                                   Administrator
FUND                               Class A     Class B   Class C       Class
--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND                NA        NA        NA    $  308,441
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND             $1,069,027   $84,835   $39,971        59,456
--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND              NA        NA        NA       735,987
--------------------------------------------------------------------------------
GROWTH BALANCED FUND                  93,225    72,057    15,828     1,947,563
--------------------------------------------------------------------------------
MODERATE BALANCED FUND                12,093     4,005     2,224       628,482
--------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended March 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. Net operating expense ratios in effect for the period ended March 31, 2008, were as follows:

56 Wells Fargo Advantage Allocation Funds          Notes to Financial Statements


--------------------------------------------------------------------------------
                                          Net Operating Expense Ratios
                                          ----------------------------
Fund*                          Class A   Class B   Class C   Administrator Class
--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND        NA        NA         NA           1.00%
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND           1.15%     1.90%      1.90%          0.90%
--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND      NA        NA         NA           0.85%
--------------------------------------------------------------------------------
GROWTH BALANCED FUND            1.20%     1.95%      1.95%          0.95%
--------------------------------------------------------------------------------
MODERATE BALANCED FUND          1.15%     1.90%      1.90%          0.90%
--------------------------------------------------------------------------------

*     The Fund's adviser has committed to waive fees through January 31, 2009.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
FUND                                         Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND*                    $ 62,646,147       $ 92,191,191
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                           194,845,652        302,083,975
--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND*                   223,032,390        333,513,852
--------------------------------------------------------------------------------
GROWTH BALANCED FUND*                           509,697,576        729,048,669
--------------------------------------------------------------------------------
MODERATE BALANCED FUND*                         176,067,531        260,036,146
--------------------------------------------------------------------------------

* These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six-month period ended March 31, 2008, there were no borrowings by any of the Funds under the agreement.

6. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements. "This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 57


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 93.58%

APPAREL & ACCESSORY STORES: 1.87%
        356,100    KOHL'S CORPORATION+                                                                              $    15,273,129
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.85%
        644,780    JONES APPAREL GROUP INCORPORATED                                                                       8,652,948
        188,850    VF CORPORATION                                                                                        14,637,764

                                                                                                                         23,290,712
                                                                                                                    ---------------
BUSINESS SERVICES: 5.89%
        748,000    MICROSOFT CORPORATION                                                                                 21,228,240
        610,100    OMNICOM GROUP INCORPORATED                                                                            26,954,218

                                                                                                                         48,182,458
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 9.78%
        377,400    AVERY DENNISON CORPORATION<<                                                                          18,586,950
        232,690    AVON PRODUCTS INCORPORATED                                                                             9,200,563
        306,390    COLGATE-PALMOLIVE COMPANY<<                                                                           23,870,845
        124,580    HENKEL KGAA ADR                                                                                        5,298,338
        354,400    JOHNSON & JOHNSON                                                                                     22,989,928

                                                                                                                         79,946,624
                                                                                                                    ---------------
COMMUNICATIONS: 2.72%
      754,585    VODAFONE GROUP PLC ADR                                                                                  22,267,803
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 7.97%
        603,120    BANK OF AMERICA CORPORATION<<                                                                         22,864,279
        380,100    JPMORGAN CHASE & COMPANY                                                                              16,325,295
        328,951    STATE STREET CORPORATION                                                                              25,987,129

                                                                                                                         65,176,703
                                                                                                                    ---------------
EATING & DRINKING PLACES: 3.87%
        476,000    DARDEN RESTAURANTS INCORPORATED                                                                       15,493,800
        288,969    MCDONALD'S CORPORATION                                                                                16,115,801

                                                                                                                         31,609,601
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.30%
      1,152,350    FLEXTRONICS INTERNATIONAL LIMITED+<<                                                                  10,820,567
        592,340    GENERAL ELECTRIC COMPANY                                                                              21,922,503
        569,432    MOLEX INCORPORATED CLASS A                                                                            12,447,784
        184,050    TYCO ELECTRONICS LIMITED                                                                               6,316,596

                                                                                                                         51,507,450
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.82%
        308,130    ILLINOIS TOOL WORKS INCORPORATED                                                                      14,861,110
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 3.42%
        263,180    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 12,487,891
        190,150    DIAGEO PLC ADR                                                                                        15,462,998

                                                                                                                         27,950,889
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 2.37%
        367,100    WAL-MART STORES INCORPORATED                                                                          19,338,828
                                                                                                                    ---------------
HEALTH SERVICES: 1.42%
        221,450    CARDINAL HEALTH INCORPORATED                                                                          11,628,340
                                                                                                                    ---------------

58 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES: 2.57%
          4,689    BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                         $    20,973,428
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.19%
        749,900    DELL INCORPORATED+                                                                                    14,938,008
        320,800    DIEBOLD INCORPORATED                                                                                  12,046,040
        486,190    DOVER CORPORATION                                                                                     20,313,018
        148,510    EATON CORPORATION                                                                                     11,831,792
        455,900    PITNEY BOWES INCORPORATED                                                                             15,965,618

                                                                                                                         75,094,476
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.69%
        654,700    WILLIS GROUP HOLDINGS LIMITED                                                                         22,004,467
                                                                                                                    ---------------
INSURANCE CARRIERS: 6.00%
        461,820    ALLSTATE CORPORATION                                                                                  22,195,069
        534,810    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             23,130,533
        303,700    MBIA INCORPORATED+<<                                                                                   3,711,214

                                                                                                                         49,036,816
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.18%
         81,560    BECTON DICKINSON & COMPANY                                                                             7,001,926
      1,040,652    BOSTON SCIENTIFIC CORPORATION+                                                                        13,393,191
        485,410    QUEST DIAGNOSTICS INCORPORATED                                                                        21,974,511

                                                                                                                         42,369,628
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.36%
        191,970    BAXTER INTERNATIONAL INCORPORATED                                                                     11,099,705
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.94%
        359,650    TYCO INTERNATIONAL LIMITED                                                                            15,842,583
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 2.08%
        795,105    OFFICE DEPOT INCORPORATED+                                                                             8,785,910
        414,685    ZALE CORPORATION+<<                                                                                    8,194,176

                                                                                                                         16,980,086
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.50%
        545,400    AMERICAN EXPRESS COMPANY                                                                              23,844,888
        862,830    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                    4,745,565

                                                                                                                         28,590,453
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.59%
        346,900    EXXON MOBIL CORPORATION                                                                               29,340,802
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.98%
        182,500    HUBBELL INCORPORATED CLASS B<<                                                                         7,973,425
                                                                                                                    ---------------
TRAVEL & RECREATION: 1.82%
        368,490    CARNIVAL CORPORATION<<                                                                                14,916,473
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.40%
        303,699    KIMBERLY-CLARK CORPORATION                                                                            19,603,770
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $812,869,934)                                                                                 764,859,759
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 59


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
PREFERRED STOCKS: 1.52%
        266,700    HENKEL KGAA ADR PREFERRED                                                                        $    12,361,118

TOTAL PREFERRED STOCKS (COST $12,524,298)                                                                                12,361,118
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 6.53%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.26%
        155,056    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              155,056
        658,487    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 658,487
        592,638    DREYFUS CASH MANAGEMENT FUND                                                                             592,638
        724,335    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   724,335

                                                                                                                          2,130,516
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.27%
$     1,382,822    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008          1,381,180
        243,640    APRECO LLC                                                            2.70         04/17/2008            243,348
        263,395    APRECO LLC                                                            3.10         04/07/2008            263,259
      1,593,538    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008          1,591,059
        102,724    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008            102,578
        329,243    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008            328,914
      2,153,251    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,153,436)                                           3.10         04/01/2008          2,153,251
        329,243    BANK OF IRELAND+/-++                                                  3.06         10/14/2008            329,143
         65,849    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $65,854)                                                        2.50         04/01/2008             65,849
        263,395    BNP PARIBAS+/-                                                        3.13         08/07/2008            263,180
      1,455,255    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,455,380)                                           3.08         04/01/2008          1,455,255
        829,693    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $829,763)                                             3.04         04/01/2008            829,693
        697,996    BRYANT BANK FUNDING                                                   2.98         04/09/2008            697,534
        197,546    CAFCO LLC                                                             2.70         04/18/2008            197,294
        542,593    CAFCO LLC                                                             3.08         04/07/2008            542,314
      1,349,898    CHARIOT FUNDING LLC                                                   2.97         04/14/2008          1,348,450
        987,730    CHARTA LLC                                                            3.08         04/09/2008            987,054
        856,033    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.12         02/25/2008            770,429
        658,487    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.18         05/19/2008            592,638
      1,316,973    CIESCO LLC                                                            3.08         04/08/2008          1,316,185
      1,330,143    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008          1,330,143
      2,113,742    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $2,113,924)                            3.10         04/01/2008          2,113,742
        987,730    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008            984,768
        388,507    EBBETS FUNDING LLC                                                    3.65         04/01/2008            388,507
        671,656    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008            670,761
        526,789    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008            526,382
        658,487    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008            657,744
        256,810    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008            256,530
        329,243    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008            329,084
      1,316,973    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008          1,311,078
      1,065,431    GALLEON CAPITAL LLC                                                   2.88         04/16/2008          1,064,153
        526,789    GALLEON CAPITAL LLC                                                   3.10         04/18/2008            526,018
        684,826    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008            683,633
        921,881    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008            921,796
        967,975    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $968,056)                              3.00         04/01/2008            967,975
      2,706,380    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,706,617)           3.15         04/01/2008          2,706,380

60 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       131,697    HARRIER FINANCE FUNDING LLC+/-                                        2.62%        04/25/2008    $       131,697
        856,033    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008            856,033
        329,243    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008            328,940
        796,769    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $796,838)                                             3.10         04/01/2008            796,769
        566,298    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $566,346)             3.04         04/01/2008            566,298
        131,697    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008            131,697
        460,941    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008            460,710
        658,487    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008            654,060
        987,730    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008            985,931
         10,536    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008             10,528
        632,147    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008            631,976
         60,910    MORGAN STANLEY+/-                                                     2.94         10/15/2008             60,879
        563,982    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $564,021)                                             2.50         04/01/2008            563,982
        994,315    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $994,400)                                             3.08         04/01/2008            994,315
        658,487    NORTHERN ROCK PLC+/-++                                                3.14         10/03/2008            654,300
        921,881    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008            920,381
        597,853    OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008            597,702
        190,961    PICAROS FUNDING LLC                                                   2.60         04/11/2008            190,823
        658,487    RANGER FUNDING CORPORATION                                            2.71         04/18/2008            657,644
        395,092    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008            394,597
        474,110    SEDNA FINANCE INCORPORATED+/-++                                       3.03         04/10/2008            473,962
        395,092    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008            395,056
        263,395    SLM CORPORATION+/-++                                                  2.94         05/12/2008            262,920
        658,487    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.47         02/15/2008            587,107
        408,262    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.27         04/03/2008            364,006
         79,018    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008             79,006
        658,487    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008            657,757
        829,693    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008            828,693
        395,092    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008            394,669
        220,672    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008            220,621
        658,487    TULIP FUNDING CORPORATION                                             2.88         04/21/2008            657,433
        329,243    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         04/15/2009            329,024
        329,243    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008            329,056
        197,546    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008            197,496
        658,487    VERSAILLES CDS LLC                                                    3.00         04/11/2008            657,938
        329,243    VERSAILLES CDS LLC                                                    3.45         04/08/2008            329,022
        566,298    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.44         07/28/2008            504,912
        329,243    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.47         08/07/2008            293,553
        658,487    WHITE PINE FINANCE LLC+/-++(A)(I)^^                                   5.41         02/22/2008            625,562
      1,580,368    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008          1,580,133

                                                                                                                         51,254,489
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $54,264,921)                                                               53,385,005
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 61


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS: 4.85%
     39,642,910    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $    39,642,910
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $39,642,910)                                                                          39,642,910
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $919,302,063)*                         106.48%                                                                $   870,248,792

OTHER ASSETS AND LIABILITIES, NET             (6.48)                                                                    (52,930,171)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   817,318,621
                                             ------                                                                 ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $39,642,910.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

62 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.24%

APPAREL & ACCESSORY STORES: 3.48%
         85,000    AEROPOSTALE INCORPORATED+                                                                        $     2,304,350
        117,300    GAP INCORPORATED                                                                                       2,308,464

                                                                                                                          4,612,814
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 2.58%
         66,400    GILEAD SCIENCES INCORPORATED+                                                                          3,421,592
                                                                                                                    ---------------
BUSINESS SERVICES: 15.73%
         49,600    ADOBE SYSTEMS INCORPORATED+                                                                            1,765,264
         82,400    BMC SOFTWARE INCORPORATED+                                                                             2,679,648
         60,800    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    1,752,864
        111,300    JUNIPER NETWORKS INCORPORATED+<<                                                                       2,782,500
        125,900    MICROSOFT CORPORATION                                                                                  3,573,042
         64,700    OMNICOM GROUP INCORPORATED                                                                             2,858,446
        151,600    ORACLE CORPORATION+                                                                                    2,965,296
        150,700    SYMANTEC CORPORATION+<<                                                                                2,504,634

                                                                                                                         20,881,694
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 8.46%
         33,700    COLGATE-PALMOLIVE COMPANY                                                                              2,625,567
         59,400    ELI LILLY & COMPANY                                                                                    3,064,446
         27,100    MONSANTO COMPANY                                                                                       3,021,650
         42,200    SIGMA-ALDRICH CORPORATION                                                                              2,517,230

                                                                                                                         11,228,893
                                                                                                                    ---------------
COMMUNICATIONS: 1.59%
         55,000    AT&T INCORPORATED                                                                                      2,106,500
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 2.41%
         48,200    NORTHERN TRUST CORPORATION                                                                             3,203,854
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 1.85%
         34,400    AMAZON.COM INCORPORATED+                                                                               2,452,720
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.90%
         69,600    AMPHENOL CORPORATION CLASS A                                                                           2,592,600
        130,500    NVIDIA CORPORATION+                                                                                    2,582,595

                                                                                                                          5,175,195
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.74%
         49,400    JACOBS ENGINEERING GROUP INCORPORATED+                                                                 3,635,346
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 4.67%
         47,700    PEPSICO INCORPORATED                                                                                   3,443,940
         45,300    THE COCA-COLA COMPANY                                                                                  2,757,411

                                                                                                                          6,201,351
                                                                                                                    ---------------
FOOD STORES: 1.80%
         81,600    SAFEWAY INCORPORATED                                                                                   2,394,960
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 17.26%
         58,100    AGCO CORPORATION+<<                                                                                    3,479,028
         23,500    APPLE INCORPORATED+                                                                                    3,372,250
        123,600    EMC CORPORATION                                                                                        1,772,424
         84,600    HEWLETT-PACKARD COMPANY                                                                                3,862,836

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 63


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         36,700    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                      $     4,225,638
         59,900    NATIONAL OILWELL VARCO INCORPORATED+                                                                   3,496,962
         39,100    PARKER HANNIFIN CORPORATION                                                                            2,708,457

                                                                                                                         22,917,595
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.12%
         85,600    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           2,812,816
         42,300    BECTON DICKINSON & COMPANY                                                                             3,631,455
         77,800    DENTSPLY INTERNATIONAL INCORPORATED                                                                    3,003,080

                                                                                                                          9,447,351
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 3.53%
         72,900    EXPRESS SCRIPTS INCORPORATED+                                                                          4,688,928
                                                                                                                    ---------------
MEDICAL PRODUCTS: 2.76%
         63,400    BAXTER INTERNATIONAL INCORPORATED                                                                      3,665,788
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 3.69%
         25,100    DEVON ENERGY CORPORATION                                                                               2,618,683
         31,100    OCCIDENTAL PETROLEUM CORPORATION                                                                       2,275,587

                                                                                                                          4,894,270
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.94%
         30,500    EXXON MOBIL CORPORATION                                                                                2,579,690
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.16%
         74,300    NASDAQ STOCK MARKET INCORPORATED+<<                                                                    2,872,438
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 6.69%
         51,600    AUTOLIV INCORPORATED                                                                                   2,590,320
         38,900    NORTHROP GRUMMAN CORPORATION                                                                           3,026,809
         47,500    UNITED TECHNOLOGIES CORPORATION                                                                        3,268,950

                                                                                                                          8,886,079
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.88%
         32,600    W.W. GRAINGER INCORPORATED                                                                             2,490,313
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $116,629,828)                                                                                 127,757,371
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 2.59%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.10%
         10,004    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               10,004
         42,485    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  42,485
         38,236    DREYFUS CASH MANAGEMENT FUND                                                                              38,236
         46,733    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    46,733

                                                                                                                            137,458
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 2.49%
$        89,218    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008             89,112
         15,719    APRECO LLC                                                            2.70         04/17/2008             15,700
         16,994    APRECO LLC                                                            3.10         04/07/2008             16,985
        102,813    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008            102,653
          6,628    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008              6,618
         21,242    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008             21,221

64 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       138,925    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $138,937)                                             3.10%        04/01/2008    $       138,925
         21,242    BANK OF IRELAND+/-++                                                  3.06         10/14/2008             21,236
          4,248    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $4,248)                                                         2.50         04/01/2008              4,248
         16,994    BNP PARIBAS+/-                                                        3.13         08/07/2008             16,980
         53,531    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $53,536)                                               3.04         04/01/2008             53,531
         93,891    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $93,899)                                               3.08         04/01/2008             93,891
         45,034    BRYANT BANK FUNDING                                                   2.98         04/09/2008             45,004
         12,745    CAFCO LLC                                                             2.70         04/18/2008             12,729
         35,007    CAFCO LLC                                                             3.08         04/07/2008             34,989
         87,094    CHARIOT FUNDING LLC                                                   2.97         04/14/2008             87,000
         63,727    CHARTA LLC                                                            3.08         04/09/2008             63,683
         55,230    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.12         02/25/2008             49,707
         42,485    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.18         05/19/2008             38,236
         84,969    CIESCO LLC                                                            3.08         04/08/2008             84,918
         85,819    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008             85,819
        136,376    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $136,388)                              3.10         04/01/2008            136,376
         63,727    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008             63,536
         25,066    EBBETS FUNDING LLC                                                    3.65         04/01/2008             25,066
         43,334    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008             43,277
         33,988    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008             33,961
         42,485    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008             42,437
         16,569    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008             16,551
         21,242    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008             21,232
         84,969    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008             84,589
         68,740    GALLEON CAPITAL LLC                                                   2.88         04/16/2008             68,658
         33,988    GALLEON CAPITAL LLC                                                   3.10         04/18/2008             33,938
         44,184    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008             44,107
         59,479    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008             59,473
         62,452    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $62,457)                               3.00         04/01/2008             62,452
        174,612    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT
                   - 102% COLLATERALIZED (MATURITY VALUE $174,627)                       3.15         04/01/2008            174,612
          8,497    HARRIER FINANCE FUNDING LLC+/-                                        2.62         04/25/2008              8,497
         55,230    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008             55,230
         21,242    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008             21,223
         51,406    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $51,410)                                              3.10         04/01/2008             51,406
         36,537    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   - 102% COLLATERALIZED (MATURITY VALUE $36,540)                        3.04         04/01/2008             36,537
          8,497    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008              8,497
         29,739    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008             29,724
         42,485    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008             42,199
         63,727    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008             63,611
            680    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008                679
         40,785    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008             40,774
          3,930    MORGAN STANLEY+/-                                                     2.94         10/15/2008              3,928
         36,387    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $36,390)                                              2.50         04/01/2008             36,387
         64,152    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $64,157)                                              3.08         04/01/2008             64,152
         42,485    NORTHERN ROCK PLC+/-++                                                3.14         10/03/2008             42,215
         59,479    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008             59,382
         38,573    OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008             38,563
         12,321    PICAROS FUNDING LLC                                                   2.60         04/11/2008             12,312
         42,485    RANGER FUNDING CORPORATION                                            2.71         04/18/2008             42,430
         25,491    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008             25,459

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 65


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        30,589    SEDNA FINANCE INCORPORATED+/-++                                       3.03%        04/10/2008    $        30,579
         25,491    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008             25,489
         16,994    SLM CORPORATION+/-++                                                  2.94         05/12/2008             16,963
         26,341    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.27         04/03/2008             23,485
         42,485    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.47         02/15/2008             37,879
          5,098    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008              5,097
         42,485    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008             42,438
         53,531    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008             53,466
         25,491    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008             25,464
         14,237    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008             14,234
         42,485    TULIP FUNDING CORPORATION                                             2.88         04/21/2008             42,417
         21,242    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         04/15/2009             21,228
         21,242    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008             21,230
         12,745    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008             12,742
         42,485    VERSAILLES CDS LLC                                                    3.00         04/11/2008             42,449
         21,242    VERSAILLES CDS LLC                                                    3.45         04/08/2008             21,228
         36,537    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.44         07/28/2008             32,576
         21,242    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.47         08/07/2008             18,940
         42,485    WHITE PINE FINANCE LLC+/-++(A)(I)^^                                   5.41         02/22/2008             40,360
        101,963    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008            101,952

                                                                                                                          3,306,871
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,593,979)                                                                 3,444,329
                                                                                                                    ---------------

         SHARES
SHORT-TERM INVESTMENTS: 3.87%
      5,140,615    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           5,140,615
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,140,615)                                                                            5,140,615
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $125,364,422)*                            102.70%                                                             $   136,342,315

OTHER ASSETS AND LIABILITIES, NET                (2.70)                                                                  (3,585,863)
                                                ------                                                              ---------------

TOTAL NET ASSETS                                100.00%                                                             $   132,756,452
                                                ------                                                              ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,140,615.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

66 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 95.20%

AMUSEMENT & RECREATION SERVICES: 1.07%
         32,600    WMS INDUSTRIES INCORPORATED+                                                                     $     1,172,622
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.74%
         46,400    CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                    804,576
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.03%
         30,800    GYMBOREE CORPORATION+                                                                                  1,228,304
         52,900    WARNACO GROUP INCORPORATED+<<                                                                          2,086,376

                                                                                                                          3,314,680
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT: 0.31%
         23,100    AMERIGON INCORPORATED+                                                                                   341,880
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.74%
         20,900    COPART INCORPORATED+                                                                                     810,084
                                                                                                                    ---------------
BUSINESS SERVICES: 14.51%
         28,100    BLUEPHOENIX SOLUTIONS LIMITED+<<                                                                         234,635
         85,700    CONCUR TECHNOLOGIES INCORPORATED+<<                                                                    2,660,985
         50,900    DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                       594,512
         85,000    FALCONSTOR SOFTWARE INCORPORATED+<<                                                                      646,850
         33,200    HEALTHCARE SERVICES GROUP<<                                                                              685,248
         43,200    HMS HOLDINGS CORPORATION+<<                                                                            1,233,360
         37,700    IGATE CORPORATION+                                                                                       268,424
         34,800    MERCADOLIBRE INCORPORATED+<<                                                                           1,383,648
        136,120    OMNICELL INCORPORATED+                                                                                 2,736,012
         28,700    OMNITURE INCORPORATED+<<                                                                                 666,127
         84,200    PROS HOLDINGS INCORPORATED+                                                                            1,056,710
         58,500    SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                          1,702,350
         40,850    VOCUS INCORPORATED+                                                                                    1,078,440
         56,700    YUCHENG TECHNOLOGIES LIMITED+                                                                            938,385

                                                                                                                         15,885,686
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 9.05%
         17,200    BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                  608,364
         34,300    CHATTEM INCORPORATED+<<                                                                                2,275,462
         35,900    FMC CORPORATION                                                                                        1,992,091
         40,100    IDEXX LABORATORIES INCORPORATED+                                                                       1,975,326
         44,400    MARTEK BIOSCIENCES CORPORATION+<<                                                                      1,357,308
         48,000    TERRA INDUSTRIES INCORPORATED+<<                                                                       1,705,440

                                                                                                                          9,913,991
                                                                                                                    ---------------
COMMUNICATIONS: 1.66%
         62,100    DG FASTCHANNEL INCORPORATED+                                                                           1,191,078
         24,200    GEOEYE INCORPORATED+                                                                                     628,958

                                                                                                                          1,820,036
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.43%
         13,800    CHIPOTLE MEXICAN GRILL INCORPORATED+                                                                   1,565,334
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 3.95%
         68,900    INVESTOOLS INCORPORATED+<<                                                                               757,211
         55,100    NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                3,573,786

                                                                                                                          4,330,997
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 67


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.50%
        109,198    COMTECH GROUP INCORPORATED+<<                                                                    $     1,178,246
         59,750    DIODES INCORPORATED+<<                                                                                 1,312,110
         40,100    ENERSYS+                                                                                                 959,192
         96,400    JA SOLAR HOLDINGS COMPANY LIMITED+                                                                     1,793,040
         59,900    SOLERA HOLDINGS INCORPORATED+                                                                          1,459,164
         35,700    ULTRALIFE BATTERIES INCORPORATED+<<                                                                      421,617

                                                                                                                          7,123,369
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.66%
         15,200    CORE LABORATORIES NV+                                                                                  1,813,360
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.79%
         43,200    CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                           2,513,808
         41,500    DARLING INTERNATIONAL INCORPORATED+                                                                      537,425

                                                                                                                          3,051,233
                                                                                                                    ---------------
FOOTWEAR: 2.99%
         30,400    DECKERS OUTDOOR CORPORATION+<<                                                                         3,277,728
                                                                                                                    ---------------
HEALTH SERVICES: 0.53%
         19,400    CARDIONET INCORPORATED+                                                                                  349,006
         17,600    SUN HEALTHCARE GROUP INCORPORATED+                                                                       231,264

                                                                                                                            580,270
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.79%
          6,700    LINDSAY MANUFACTURING COMPANY<<                                                                          686,549
         50,800    ROBBINS & MYERS INCORPORATED                                                                           1,658,620
         38,000    TEAM INCORPORATED+                                                                                     1,037,400
         74,800    THE MIDDLEBY CORPORATION+<<                                                                            4,666,772
         18,000    WOODWARD GOVERNOR COMPANY                                                                                480,960

                                                                                                                          8,530,301
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.13%
         72,900    ASSURED GUARANTY LIMITED<<                                                                             1,730,646
         11,000    THE NAVIGATORS GROUP INCORPORATED+                                                                       598,400

                                                                                                                          2,329,046
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.02%
         28,400    HOLOGIC INCORPORATED+<<                                                                                1,579,040
         60,400    ICON PLC ADR+                                                                                          3,919,356

                                                                                                                          5,498,396
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.98%
         66,491    CYNOSURE INCORPORATED+<<                                                                               1,416,258
         21,800    NUVASIVE INCORPORATED+                                                                                   752,318

                                                                                                                          2,168,576
                                                                                                                    ---------------
METAL MINING: 0.53%
         68,400    SHENGDATECH INCORPORATED+<<                                                                              581,400
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 12.69%
        125,800    ARENA RESOURCES INCORPORATED+<<                                                                        4,869,718
         10,700    ATWOOD OCEANICS INCORPORATED+<<                                                                          981,404
         43,900    BILL BARRETT CORPORATION+<<                                                                            2,074,275
         43,500    CARRIZO OIL & GAS INCORPORATED+                                                                        2,578,245

68 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (continued)
         14,900    CNX GAS CORPORATION+<<                                                                           $       480,972
         18,300    PETROLEUM DEVELOPMENT CORPORATION+                                                                     1,267,641
         72,600    PIONEER DRILLING COMPANY+<<                                                                            1,156,518
         27,700    REX ENERGY CORPORATED+                                                                                   460,928
            800    SANDRIDGE ENERGY INCORPORATED+<<                                                                          31,320

                                                                                                                         13,901,021
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.92%
         14,800    GREIF INCORPORATED CLASS A<<                                                                           1,005,364
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.21%
         54,700    DOLAN MEDIA COMPANY+                                                                                   1,100,017
         15,400    SHUTTERFLY INCORPORATED+<<                                                                               228,998

                                                                                                                          1,329,015
                                                                                                                    ---------------
REAL ESTATE: 0.52%
         17,000    GAFISA SA<<                                                                                              567,120
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.69%
         42,375    FCSTONE GROUP INCORPORATED+<<                                                                          1,173,788
         25,500    GREENHILL & COMPANY INCORPORATED<<                                                                     1,773,780

                                                                                                                          2,947,568
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.86%
         66,800    EXIDE TECHNOLOGIES+<<                                                                                    875,080
         24,500    HEICO CORPORATION+                                                                                       961,135
         12,300    HORNBECK OFFSHORE+<<                                                                                     561,741
         19,900    TRANSDIGN GROUP INCORPORATED+                                                                            737,295

                                                                                                                          3,135,251
                                                                                                                    ---------------
WATER TRANSPORTATION: 1.94%
         11,900    DRYSHIPS INCORPORATED<<                                                                                  712,929
         24,800    KIRBY CORPORATION+                                                                                     1,413,600

                                                                                                                          2,126,529
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.34%
         30,900    HERBALIFE LIMITED                                                                                      1,467,750
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.62%
         20,000    CHINDEX INTERNATIONAL INCORPORATED+                                                                      754,800
         94,300    LKQ CORPORATION+<<                                                                                     2,118,921

                                                                                                                          2,873,721
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $107,658,120)                                                                                 104,266,904
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 38.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.52%
        515,145    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 515,145
        463,630    DREYFUS CASH MANAGEMENT FUND                                                                             463,630
        566,659    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   566,659
        121,303    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          121,303

                                                                                                                          1,666,737
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 69


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 36.61%
$     1,081,804    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008    $     1,080,520
        190,604    APRECO LLC                                                            2.70         04/17/2008            190,375
        206,058    APRECO LLC                                                            3.10         04/07/2008            205,951
      1,246,651    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008          1,244,711
         80,363    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008             80,249
        257,572    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008            257,315
      1,684,524    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,684,669)                                           3.10         04/01/2008          1,684,524
        257,572    BANK OF IRELAND+/-++                                                  3.06         10/14/2008            257,494
         51,514    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $51,518)                                                        2.50         04/01/2008             51,514
        206,058    BNP PARIBAS+/-                                                        3.13         08/07/2008            205,890
      1,138,470    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,138,567)                                           3.08         04/01/2008          1,138,470
        649,083    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $649,138)                                             3.04         04/01/2008            649,083
        546,054    BRYANT BANK FUNDING                                                   2.98         04/09/2008            545,692
        154,543    CAFCO LLC                                                             2.70         04/18/2008            154,346
        424,479    CAFCO LLC                                                             3.08         04/07/2008            424,261
      1,056,047    CHARIOT FUNDING LLC                                                   2.97         04/14/2008          1,054,914
        772,717    CHARTA LLC                                                            3.08         04/09/2008            772,188
        669,688    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.12         02/25/2008            602,720
        515,145    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.18         05/19/2008            463,630
      1,030,290    CIESCO LLC                                                            3.08         04/08/2008          1,029,673
      1,040,593    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008          1,040,593
      1,653,615    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $1,653,757)                            3.10         04/01/2008          1,653,615
        772,717    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008            770,400
        303,935    EBBETS FUNDING LLC                                                    3.65         04/01/2008            303,935
        525,448    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008            524,747
        412,116    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008            411,798
        515,145    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008            514,564
        200,907    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008            200,688
        257,572    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008            257,448
      1,030,290    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008          1,025,678
        833,504    GALLEON CAPITAL LLC                                                   2.88         04/16/2008            832,504
        412,116    GALLEON CAPITAL LLC                                                   3.10         04/18/2008            411,513
        535,751    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008            534,818
        721,203    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008            721,136
        757,263    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $757,326)                              3.00         04/01/2008            757,263
      2,117,245    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $2,117,430)                       3.15         04/01/2008          2,117,245
        103,029    HARRIER FINANCE FUNDING LLC+/-                                        2.62         04/25/2008            103,029
        669,688    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008            669,688
        257,572    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008            257,335
        623,325    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $623,379)                                             3.10         04/01/2008            623,325
        443,025    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $443,062)                         3.04         04/01/2008            443,025
        103,029    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008            103,029
        360,601    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008            360,421
        515,145    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008            511,682
        772,717    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008            771,310
          8,242    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008              8,236
        494,539    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008            494,405
         47,651    MORGAN STANLEY+/-                                                     2.94         10/15/2008             47,627
        441,213    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $441,244)                                             2.50         04/01/2008            441,213
        777,869    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $777,936)                                             3.08         04/01/2008            777,869
        515,145    NORTHERN ROCK PLC+/-++                                                3.14         10/03/2008            511,870
        721,203    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008            720,029

70 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       467,710    OLD LINE FUNDING CORPORATION                                          3.04%        04/04/2008    $       467,592
        149,392    PICAROS FUNDING LLC                                                   2.60         04/11/2008            149,284
        515,145    RANGER FUNDING CORPORATION                                            2.71         04/18/2008            514,486
        309,087    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008            308,700
        370,904    SEDNA FINANCE INCORPORATED+/-++                                       3.03         04/10/2008            370,788
        309,087    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008            309,059
        206,058    SLM CORPORATION+/-++                                                  2.94         05/12/2008            205,686
        319,390    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.27         04/03/2008            284,768
        515,145    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.47         02/15/2008            459,303
         61,817    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008             61,808
        515,145    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008            514,574
        649,083    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008            648,300
        309,087    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008            308,756
        172,635    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008            172,595
        515,145    TULIP FUNDING CORPORATION                                             2.88         04/21/2008            514,321
        257,572    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         04/15/2009            257,401
        257,572    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008            257,426
        154,543    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008            154,505
        515,145    VERSAILLES CDS LLC                                                    3.00         04/11/2008            514,716
        257,572    VERSAILLES CDS LLC                                                    3.45         04/08/2008            257,400
        443,025    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.44         07/28/2008            395,001
        257,572    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.47         08/07/2008            229,652
        515,145    WHITE PINE FINANCE LLC+/-++(A)(I)^^                                   5.41         02/22/2008            489,388
      1,236,348    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008          1,236,160

                                                                                                                         40,097,227
                                                                                                                    ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,970,475)                                                               41,763,964
                                                                                                                    ----------------

         SHARES
SHORT-TERM INVESTMENTS: 3.94%
      4,308,287    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           4,308,287
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,308,287)                                                                            4,308,287
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $153,936,882)*                                                    137.27%                                     $   150,339,155

OTHER ASSETS AND LIABILITIES, NET                                       (37.27)                                         (40,817,347)
                                                                        ------                                      ---------------

TOTAL NET ASSETS                                                        100.00%                                     $   109,521,808
                                                                        ------                                      ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $4,308,287.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 71


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.55%

BUSINESS SERVICES: 2.49%
      157,025   MICROSOFT CORPORATION                                                                                 $   4,456,370
      117,800   ORACLE CORPORATION+                                                                                       2,304,168
      268,625   SYMANTEC CORPORATION+<<                                                                                   4,464,548

                                                                                                                         11,225,086
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 12.08%
       84,650   ABBOTT LABORATORIES                                                                                       4,668,448
       65,247   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     6,002,724
      202,925   BRISTOL-MYERS SQUIBB COMPANY                                                                              4,322,303
       24,625   COLGATE-PALMOLIVE COMPANY                                                                                 1,918,534
      137,009   E.I. DU PONT DE NEMOURS & COMPANY<<                                                                       6,406,541
       78,140   JOHNSON & JOHNSON                                                                                         5,068,942
      364,385   PFIZER INCORPORATED                                                                                       7,626,578
      162,860   PROCTER & GAMBLE COMPANY                                                                                 11,411,600
       90,831   ROHM & HAAS COMPANY<<                                                                                     4,912,140
       50,600   WYETH                                                                                                     2,113,056

                                                                                                                         54,450,866
                                                                                                                      -------------
COMMUNICATIONS: 6.26%
      458,740   AT&T INCORPORATED                                                                                        17,569,742
      291,436   VERIZON COMMUNICATIONS INCORPORATED                                                                      10,622,842

                                                                                                                         28,192,584
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 13.34%
      347,730   BANK OF AMERICA CORPORATION<<                                                                            13,182,444
      168,105   BANK OF NEW YORK MELLON CORPORATION                                                                       7,015,022
      375,740   CITIGROUP INCORPORATED                                                                                    8,048,351
      307,890   JPMORGAN CHASE & COMPANY                                                                                 13,223,876
       73,950   STATE STREET CORPORATION                                                                                  5,842,050
      225,156   US BANCORP                                                                                                7,286,048
      204,190   WACHOVIA CORPORATION<<                                                                                    5,513,130

                                                                                                                         60,110,921
                                                                                                                      -------------
EATING & DRINKING PLACES: 1.21%
       97,820   MCDONALD'S CORPORATION                                                                                    5,455,421
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.20%
      104,466   DOMINION RESOURCES INCORPORATED                                                                           4,266,391
          525   EXELON CORPORATION                                                                                           42,667
       49,295   FIRSTENERGY CORPORATION                                                                                   3,382,623
      147,170   FPL GROUP INCORPORATED                                                                                    9,233,446
       74,775   MDU RESOURCES GROUP INCORPORATED                                                                          1,835,726
      115,930   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,659,227

                                                                                                                         23,420,080
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.30%
      158,200   CISCO SYSTEMS INCORPORATED+                                                                               3,811,038
      129,175   EMERSON ELECTRIC COMPANY                                                                                  6,647,346
      462,494   GENERAL ELECTRIC COMPANY                                                                                 17,116,903
      167,695   NOKIA OYJ ADR                                                                                             5,337,732

                                                                                                                         32,913,019
                                                                                                                      -------------

72 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.29%
      102,475   COMMERCIAL METALS COMPANY                                                                             $   3,071,176
      103,960   FORTUNE BRANDS INCORPORATED                                                                               7,225,220

                                                                                                                         10,296,396
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 2.24%
       68,162   KRAFT FOODS INCORPORATED CLASS A                                                                          2,113,704
      110,395   PEPSICO INCORPORATED                                                                                      7,970,519

                                                                                                                         10,084,223
                                                                                                                      -------------
FOOD STORES: 0.90%
      137,400   SAFEWAY INCORPORATED                                                                                      4,032,690
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 1.98%
      176,295   TARGET CORPORATION                                                                                        8,934,631
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.61%
       68,016   3M COMPANY<<                                                                                              5,383,466
      204,670   HEWLETT-PACKARD COMPANY                                                                                   9,345,232
      248,250   INTEL CORPORATION                                                                                         5,257,935
       46,092   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               5,307,033

                                                                                                                         25,293,666
                                                                                                                      -------------
INSURANCE CARRIERS: 6.45%
      183,918   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 7,954,454
      153,705   METLIFE INCORPORATED                                                                                      9,262,263
      181,650   THE TRAVELERS COMPANIES INCORPORATED<<                                                                    8,691,953
       71,525   WELLPOINT INCORPORATED+<<                                                                                 3,156,398

                                                                                                                         29,065,068
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.55%
       27,234   BECTON DICKINSON & COMPANY                                                                                2,338,039
       80,525   ROCKWELL AUTOMATION INCORPORATED                                                                          4,623,746

                                                                                                                          6,961,785
                                                                                                                      -------------
MEDICAL PRODUCTS: 0.85%
      101,075   MERCK & COMPANY INCORPORATED                                                                              3,835,796
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 1.13%
      125,875   CVS CAREMARK CORPORATION                                                                                  5,099,196
                                                                                                                      -------------
MOTION PICTURES: 1.60%
      260,350   TIME WARNER INCORPORATED                                                                                  3,650,107
      112,815   WALT DISNEY COMPANY<<                                                                                     3,540,135

                                                                                                                          7,190,242
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.41%
       98,900   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                     3,378,424
      103,410   AMERICAN EXPRESS COMPANY                                                                                  4,521,085
       59,925   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       2,949,509

                                                                                                                         10,849,018
                                                                                                                      -------------
OIL & GAS EXTRACTION: 2.80%
      123,100   CHESAPEAKE ENERGY CORPORATION                                                                             5,681,065
      171,375   HALLIBURTON COMPANY                                                                                       6,740,179
        2,200   SCHLUMBERGER LIMITED                                                                                        191,400

                                                                                                                         12,612,644
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 73


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 13.29%
      198,420   CHEVRON CORPORATION                                                                                   $  16,937,131
      187,400   CONOCOPHILLIPS<<                                                                                         14,281,754
      260,736   EXXON MOBIL CORPORATION                                                                                  22,053,051
       97,250   MARATHON OIL CORPORATION                                                                                  4,434,600
       44,700   VALERO ENERGY CORPORATION                                                                                 2,195,217

                                                                                                                         59,901,753
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.80%
       14,572   AMERIPRISE FINANCIAL INCORPORATED                                                                           755,558
       15,275   GOLDMAN SACHS GROUP INCORPORATED                                                                          2,526,332
       47,500   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                   1,787,900
       36,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                    1,466,640
      132,600   MORGAN STANLEY                                                                                            6,059,820

                                                                                                                         12,596,250
                                                                                                                      -------------
TOBACCO PRODUCTS: 1.45%
       89,875   ALTRIA GROUP INCORPORATED                                                                                 1,995,225
       89,875   PHILIP MORRIS INTERNATIONAL+                                                                              4,548,574

                                                                                                                          6,543,799
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 3.51%
      156,730   HONEYWELL INTERNATIONAL INCORPORATED                                                                      8,842,707
      101,400   UNITED TECHNOLOGIES CORPORATION                                                                           6,978,343

                                                                                                                         15,821,050
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.81%
      125,825   SYSCO CORPORATION                                                                                         3,651,442
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $373,705,087)                                                                                 448,537,626
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 13.52%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.54%
      176,896   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 176,896
      751,233   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    751,233
      676,110   DREYFUS CASH MANAGEMENT FUND                                                                                676,110
      826,357   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      826,357

                                                                                                                          2,430,596
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 12.98%
$   1,577,590   AMSTEL FUNDING CORPORATION                                                 2.85%        04/16/2008        1,575,717
      277,956   APRECO LLC                                                                 2.70         04/17/2008          277,623
      300,493   APRECO LLC                                                                 3.10         04/07/2008          300,338
    1,817,985   ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80         04/21/2008        1,815,157
      117,192   ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00         04/18/2008          117,026
      375,617   BANCO SANTANDER TOTTA LOAN+/-++                                            2.83         10/15/2008          375,242
    2,456,533   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,456,745)                                                3.10         04/01/2008        2,456,533
      375,617   BANK OF IRELAND+/-++                                                       3.06         10/14/2008          375,502
       75,123   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $75,128)                                                   2.50         04/01/2008           75,123
      300,493   BNP PARIBAS+/-                                                             3.13         08/07/2008          300,249
    1,660,226   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,660,368)                                                3.08         04/01/2008        1,660,226
      946,554   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $946,634)                                                  3.04         04/01/2008          946,554
      796,307   BRYANT BANK FUNDING                                                        2.98         04/09/2008          795,780
      225,370   CAFCO LLC                                                                  2.70         04/18/2008          225,083

74 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     619,016   CAFCO LLC                                                                  3.08%        04/07/2008    $     618,699
    1,540,029   CHARIOT FUNDING LLC                                                        2.97         04/14/2008        1,538,377
    1,126,850   CHARTA LLC                                                                 3.08         04/09/2008        1,126,079
      976,604   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12         02/25/2008          878,943
      751,233   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18         05/19/2008          676,110
    1,502,467   CIESCO LLC                                                                 3.08         04/08/2008        1,501,567
    1,517,492   CLIPPER RECEIVABLES CORPORATION                                            3.32         04/01/2008        1,517,492
    2,411,459   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,411,667)                                 3.10         04/01/2008        2,411,459
    1,126,850   CULLINAN FINANCE CORPORATION+/-++                                          3.08         08/04/2008        1,123,471
      443,228   EBBETS FUNDING LLC                                                         3.65         04/01/2008          443,228
      766,258   ERASMUS CAPITAL CORPORATION                                                3.00         04/17/2008          765,236
      600,987   ERASMUS CAPITAL CORPORATION                                                3.09         04/10/2008          600,523
      751,233   EUREKA SECURITIZATION INCORPORATED                                         2.90         04/15/2008          750,386
      292,981   FAIRWAY FINANCE CORPORATION                                                2.80         04/15/2008          292,662
      375,617   FAIRWAY FINANCE CORPORATION                                                2.90         04/07/2008          375,435
    1,502,467   FIVE FINANCE INCORPORATED+/-++                                             4.50         07/09/2008        1,495,742
    1,215,496   GALLEON CAPITAL LLC                                                        2.88         04/16/2008        1,214,037
      600,987   GALLEON CAPITAL LLC                                                        3.10         04/18/2008          600,107
      781,283   GEMINI SECURITIZATION INCORPORATED                                         2.85         04/23/2008          779,922
    1,051,727   GEMINI SECURITIZATION INCORPORATED                                         3.32         04/02/2008        1,051,630
    1,104,313   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,104,405)                                                3.00         04/01/2008        1,104,313
    3,087,570   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $3,087,840)                                 3.15         04/01/2008        3,087,570
      150,247   HARRIER FINANCE FUNDING LLC+/-                                             2.62         04/25/2008          150,247
      976,604   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90         10/16/2008          976,604
      375,617   INTESA BANK (IRELAND) PLC+/-++                                             2.61         10/24/2008          375,270
      908,993   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $909,071)                                                  3.10         04/01/2008          908,993
      646,061   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $646,116)                                   3.04         04/01/2008          646,061
      150,247   KESTREL FUNDING US LLC+/-                                                  2.62         04/25/2008          150,247
      525,863   LIBERTY STREET FUNDING CORPORATION                                         3.00         04/07/2008          525,601
      751,233   LINKS FINANCE LLC+/-++                                                     3.09         08/15/2008          746,184
    1,126,850   MONT BLANC CAPITAL CORPORATION                                             2.86         04/24/2008        1,124,798
       12,020   MONT BLANC CAPITAL CORPORATION                                             3.20         04/09/2008           12,011
      721,184   MONT BLANC CAPITAL CORPORATION                                             3.25         04/04/2008          720,989
       69,489   MORGAN STANLEY+/-                                                          2.94         10/15/2008           69,454
    1,134,363   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,134,460)                                                3.08         04/01/2008        1,134,363
      643,418   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $643,463)                                                  2.50         04/01/2008          643,418
      751,233   NORTHERN ROCK PLC+/-++                                                     3.14         10/03/2008          746,457
    1,051,727   OLD LINE FUNDING CORPORATION                                               2.79         04/22/2008        1,050,015
      682,060   OLD LINE FUNDING CORPORATION                                               3.04         04/04/2008          681,887
      217,858   PICAROS FUNDING LLC                                                        2.60         04/11/2008          217,700
      751,233   RANGER FUNDING CORPORATION                                                 2.71         04/18/2008          750,272
      450,740   SCALDIS CAPITAL LIMITED                                                    2.82         04/17/2008          450,175
      540,888   SEDNA FINANCE INCORPORATED+/-++                                            3.03         04/10/2008          540,719
      450,740   SHEFFIELD RECEIVABLES CORPORATION                                          3.25         04/02/2008          450,699
      300,493   SLM CORPORATION+/-++                                                       2.94         05/12/2008          299,952
      465,765   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27         04/03/2008          415,276
      751,233   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47         02/15/2008          669,800
       90,148   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/03/2008           90,134
      751,233   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/15/2008          750,401
      946,554   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10         04/15/2008          945,413
      450,740   THUNDER BAY FUNDING INCORPORATED                                           2.75         04/15/2008          450,258
      251,753   THUNDER BAY FUNDING INCORPORATED                                           2.80         04/04/2008          251,695

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 75


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     751,233   TULIP FUNDING CORPORATION                                                  2.88%        04/21/2008    $     750,032
      375,617   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84         04/15/2009          375,367
      375,617   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09         10/08/2008          375,403
      225,370   VARIABLE FUNDING CAPITAL CORPORATION                                       3.02         04/04/2008          225,313
      751,233   VERSAILLES CDS LLC                                                         3.00         04/11/2008          750,607
      375,617   VERSAILLES CDS LLC                                                         3.45         04/08/2008          375,365
      646,061   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44         07/28/2008          576,028
      375,617   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47         08/07/2008          334,900
      751,233   WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41         02/22/2008          713,672
    1,802,960   YORKTOWN CAPITAL LLC                                                       2.72         04/03/2008        1,802,686

                                                                                                                         58,473,607
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,379,842)                                                               60,904,203
                                                                                                                      -------------

       SHARES
SHORT-TERM INVESTMENTS: 0.48%
    2,170,153   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,170,153
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,170,153)                                                                            2,170,153
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $437,255,082)*                           113.55%                                                                $ 511,611,982

OTHER ASSETS AND LIABILITIES, NET              (13.55)                                                                  (61,038,677)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 450,573,305
                                               ------                                                                 -------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,170,153.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

76 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.93%

APPAREL & ACCESSORY STORES: 1.27%
        427,400    GAP INCORPORATED                                                                                 $     8,411,232
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.52%
        217,400    D.R. HORTON INCORPORATED                                                                               3,424,050
                                                                                                                    ---------------
BUSINESS SERVICES: 2.20%
        323,400    MICROSOFT CORPORATION                                                                                  9,178,092
        344,850    SUN MICROSYSTEMS INCORPORATED+                                                                         5,355,521

                                                                                                                         14,533,613
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 11.85%
         99,700    BIOGEN IDEC INCORPORATED+                                                                              6,150,493
        487,100    CELANESE CORPORATION CLASS A                                                                          19,021,255
         39,200    CF INDUSTRIES HOLDINGS INCORPORATED                                                                    4,061,904
        109,100    E.I. DU PONT DE NEMOURS & COMPANY                                                                      5,101,516
        124,200    FOREST LABORATORIES INCORPORATED+                                                                      4,969,242
        145,200    INVITROGEN CORPORATION+<<                                                                             12,410,244
         43,000    MOSAIC COMPANY+                                                                                        4,411,800
        453,700    PFIZER INCORPORATED                                                                                    9,495,941
        113,100    PROCTER & GAMBLE COMPANY                                                                               7,924,917
        137,200    TERRA INDUSTRIES INCORPORATED+<<                                                                       4,874,716

                                                                                                                         78,422,028
                                                                                                                    ---------------
COMMUNICATIONS: 7.18%
        704,600    AT&T INCORPORATED                                                                                     26,986,180
        301,300    TURKCELL ILETISIM HIZMETLERI AS ADR<<                                                                  6,294,157
        389,400    VERIZON COMMUNICATIONS INCORPORATED                                                                   14,193,630

                                                                                                                         47,473,967
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 12.54%
        110,200    BANCO BRADESCO SA ADR<<                                                                                3,059,152
        602,600    BANK OF AMERICA CORPORATION<<                                                                         22,844,566
        180,600    BANK OF NEW YORK MELLON CORPORATION                                                                    7,536,438
        349,500    BB&T CORPORATION<<                                                                                    11,204,970
        581,400    JPMORGAN CHASE & COMPANY                                                                              24,971,130
        368,200    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              6,708,604
         99,600    NORTHERN TRUST CORPORATION                                                                             6,620,412

                                                                                                                         82,945,272
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.71%
        175,500    JACK IN THE BOX INCORPORATED+                                                                          4,715,685
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 7.64%
        399,000    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          16,610,370
        221,900    EDISON INTERNATIONAL                                                                                  10,877,538
         57,900    FIRSTENERGY CORPORATION                                                                                3,973,098
        240,700    NORTHEAST UTILITIES                                                                                    5,906,778
        167,000    NRG ENERGY INCORPORATED+<<                                                                             6,511,330
        333,400    XCEL ENERGY INCORPORATED                                                                               6,651,330

                                                                                                                         50,530,444
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.89%
        209,900    COOPER INDUSTRIES LIMITED CLASS A                                                                      8,427,485
        353,800    GENERAL ELECTRIC COMPANY                                                                              13,094,138
         59,000    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                4,183,100

                                                                                                                         25,704,723
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 77


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.87%
        112,900    SNAP-ON INCORPORATED                                                                             $     5,740,965
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.67%
        221,900    ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                3,399,508
         65,000    EXTERRAN HOLDINGS INCORPORATED+<<                                                                      4,195,100
        171,200    PROLOGIS<<                                                                                            10,076,832

                                                                                                                         17,671,440
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.65%
         19,900    APPLE INCORPORATED+                                                                                    2,855,650
        183,400    CNH GLOBAL N.V.<<                                                                                      9,542,302
        104,400    CUMMINS INCORPORATED                                                                                   4,888,008
        214,700    HEWLETT-PACKARD COMPANY                                                                                9,803,202
         79,900    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            9,199,686
        207,000    SANDISK CORPORATION+<<                                                                                 4,671,990
        154,000    TEREX CORPORATION+                                                                                     9,625,000

                                                                                                                         50,585,838
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.10%
        161,200    AON CORPORATION                                                                                        6,480,240
        338,300    UNUMPROVIDENT CORPORATION                                                                              7,445,983

                                                                                                                         13,926,223
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.07%
         82,800    ASSURANT INCORPORATED                                                                                  5,039,208
         94,800    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         7,182,996
        168,900    THE TRAVELERS COMPANIES INCORPORATED                                                                   8,081,865

                                                                                                                         20,304,069
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.83%
         56,800    METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                             5,516,416
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.83%
        126,100    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   5,521,919
                                                                                                                    ---------------
METAL MINING: 1.69%
        116,000    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                   11,161,520
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.66%
         50,800    COSTCO WHOLESALE CORPORATION                                                                           3,300,476
        189,600    CVS CAREMARK CORPORATION                                                                               7,680,696

                                                                                                                         10,981,172
                                                                                                                    ---------------
MOTION PICTURES: 0.99%
        208,400    WALT DISNEY COMPANY                                                                                    6,539,592
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.42%
        191,100    CAPITAL ONE FINANCIAL CORPORATION<<                                                                    9,405,942
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 3.31%
        134,300    ANADARKO PETROLEUM CORPORATION                                                                         8,464,929
         64,500    CIMAREX ENERGY COMPANY                                                                                 3,530,730
        135,200    OCCIDENTAL PETROLEUM CORPORATION                                                                       9,892,584

                                                                                                                         21,888,243
                                                                                                                    ---------------

78 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 10.91%
        156,400    CHEVRON CORPORATION                                                                              $    13,350,304
        106,400    CONOCOPHILLIPS<<                                                                                       8,108,744
        362,900    EXXON MOBIL CORPORATION                                                                               30,694,082
         59,700    HESS CORPORATION                                                                                       5,264,346
        155,900    MARATHON OIL CORPORATION                                                                               7,109,040
        155,500    VALERO ENERGY CORPORATION                                                                              7,636,605

                                                                                                                         72,163,121
                                                                                                                    ---------------
PIPELINES: 0.71%
        142,800    THE WILLIAMS COMPANIES INCORPORATED                                                                    4,709,544
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.08%
         51,700    NUCOR CORPORATION                                                                                      3,502,158
         28,600    UNITED STATES STEEL CORPORATION<<                                                                      3,628,482

                                                                                                                          7,130,640
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.53%
         52,900    GOLDMAN SACHS GROUP INCORPORATED                                                                       8,749,131
        208,400    INVESCO LIMITED<<                                                                                      5,076,624
        128,100    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  4,821,684
        103,500    MORGAN STANLEY                                                                                         4,729,950

                                                                                                                         23,377,389
                                                                                                                    ---------------
TOBACCO PRODUCTS: 3.70%
        225,300    ALTRIA GROUP INCORPORATED                                                                              5,001,660
        111,700    LOEWS CORPORATION - CAROLINA GROUP<<                                                                   8,103,835
        225,300    PHILIP MORRIS INTERNATIONAL+                                                                          11,402,433

                                                                                                                         24,507,928
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.62%
         81,800    HARSCO CORPORATION                                                                                     4,530,084
         91,000    ITT CORPORATION                                                                                        4,714,710
        143,900    JOHNSON CONTROLS INCORPORATED                                                                          4,863,820
         41,800    NORTHROP GRUMMAN CORPORATION                                                                           3,252,457

                                                                                                                         17,361,071
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.49%
         47,600    NIKE INCORPORATED CLASS B                                                                              3,236,800
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $644,692,429)                                                                                 647,890,846
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 15.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.60%
        290,151    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              290,151
      1,232,202    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                               1,232,202
      1,108,982    DREYFUS CASH MANAGEMENT FUND                                                                           1,108,982
      1,355,423    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,355,423

                                                                                                                          3,986,758
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.50%
$     2,587,625    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008          2,584,552
        455,915    APRECO LLC                                                            2.70         04/17/2008            455,368
        492,881    APRECO LLC                                                            3.10         04/07/2008            492,626
      2,981,930    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008          2,977,291

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 79


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       192,224    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00%        04/18/2008    $       191,951
        616,101    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008            615,486
      4,029,302    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,029,649)                                           3.10         04/01/2008          4,029,302
        616,101    BANK OF IRELAND+/-++                                                  3.06         10/14/2008            615,913
        123,220    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $123,229)                                             2.50         04/01/2008            123,220
        492,881    BNP PARIBAS+/-                                                        3.13         08/07/2008            492,480
      1,552,575    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,552,706)                                           3.04         04/01/2008          1,552,575
      2,723,167    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,723,400)                                           3.08         04/01/2008          2,723,167
      1,306,135    BRYANT BANK FUNDING                                                   2.98         04/09/2008          1,305,270
        369,661    CAFCO LLC                                                             2.70         04/18/2008            369,189
      1,015,335    CAFCO LLC                                                             3.08         04/07/2008          1,014,814
      2,526,015    CHARIOT FUNDING LLC                                                   2.97         04/14/2008          2,523,306
      1,848,304    CHARTA LLC                                                            3.08         04/09/2008          1,847,039
      1,601,863    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.12         02/25/2008          1,441,677
      1,232,202    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.18         05/19/2008          1,108,982
      2,464,405    CIESCO LLC                                                            3.08         04/08/2008          2,462,929
      2,489,049    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008          2,489,049
      3,955,370    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $3,955,711)                            3.10         04/01/2008          3,955,370
      1,848,304    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008          1,842,761
        726,999    EBBETS FUNDING LLC                                                    3.65         04/01/2008            726,999
      1,256,847    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008          1,255,171
        985,762    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008            985,000
      1,232,202    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008          1,230,813
        480,559    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008            480,036
        616,101    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008            615,803
      2,464,405    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008          2,453,374
      1,993,704    GALLEON CAPITAL LLC                                                   2.88         04/16/2008          1,991,311
        985,762    GALLEON CAPITAL LLC                                                   3.10         04/18/2008            984,319
      1,281,491    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008          1,279,259
      1,725,083    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008          1,724,924
      1,811,338    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $1,811,489)                            3.00         04/01/2008          1,811,338
      5,064,352    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $5,064,795)           3.15         04/01/2008          5,064,352
        246,440    HARRIER FINANCE FUNDING LLC+/-                                        2.62         04/25/2008            246,440
      1,601,863    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008          1,601,863
        616,101    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008            615,533
      1,490,965    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,491,093)                                           3.10         04/01/2008          1,490,965
      1,059,694    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,059,783)           3.04         04/01/2008          1,059,694
        246,440    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008            246,440
        862,542    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008            862,110
      1,232,202    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008          1,223,920
      1,848,304    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008          1,844,938
         19,715    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008             19,701
      1,182,914    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008          1,182,594
        113,979    MORGAN STANLEY+/-                                                     2.94         10/15/2008            113,921
      1,055,360    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,055,433)                                           2.50         04/01/2008          1,055,360
      1,860,626    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,860,785)                                           3.08         04/01/2008          1,860,626
      1,232,202    NORTHERN ROCK PLC+/-++                                                3.14         10/03/2008          1,224,368
      1,725,083    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008          1,722,276
      1,118,741    OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008          1,118,458
        357,339    PICAROS FUNDING LLC                                                   2.60         04/11/2008            357,081

80 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,232,202    RANGER FUNDING CORPORATION                                            2.71%        04/18/2008    $     1,230,626
        739,321    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008            738,395
        887,186    SEDNA FINANCE INCORPORATED+/-++                                       3.03         04/10/2008            886,908
        739,321    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008            739,255
        492,881    SLM CORPORATION+/-++                                                  2.94         05/12/2008            491,992
        763,966    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.27         04/03/2008            681,152
      1,232,202    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.47         02/15/2008          1,098,632
        147,864    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008            147,841
      1,232,202    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008          1,230,837
      1,552,575    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008          1,550,703
        739,321    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008            738,531
        412,936    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008            412,839
      1,232,202    TULIP FUNDING CORPORATION                                             2.88         04/21/2008          1,230,231
        616,101    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         04/15/2009            615,692
        616,101    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008            615,751
        369,661    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008            369,568
      1,232,202    VERSAILLES CDS LLC                                                    3.00         04/11/2008          1,231,176
        616,101    VERSAILLES CDS LLC                                                    3.45         04/08/2008            615,688
      1,059,694    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.44         07/28/2008            944,823
        616,101    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.47         08/07/2008            549,316
      1,232,202    WHITE PINE FINANCE LLC+/-++(A)(I)^^                                   5.41         02/22/2008          1,170,592
      2,957,286    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008          2,956,841

                                                                                                                         95,910,693
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $100,523,548)                                                              99,897,451
                                                                                                                    ---------------

         SHARES
SHORT-TERM INVESTMENTS: 3.19%
     21,079,670    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          21,079,670
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,079,670)                                                                          21,079,670
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $766,295,647)*                                 116.22%                                                        $   768,867,967

OTHER ASSETS AND LIABILITIES, NET                    (16.22)                                                           (107,293,820)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   661,574,147
                                                     ------                                                         ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $21,079,670.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 81


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 99.69%

AMUSEMENT & RECREATION SERVICES: 0.11%
         63,462    INTERNATIONAL GAME TECHNOLOGY                                                                    $     2,551,807
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.35%
         17,479    ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                  1,278,414
         92,262    GAP INCORPORATED                                                                                       1,815,716
         63,639    KOHL'S CORPORATION<<+                                                                                  2,729,477
         63,050    LIMITED BRANDS INCORPORATED<<                                                                          1,078,155
         36,318    NORDSTROM INCORPORATED                                                                                 1,183,967

                                                                                                                          8,085,729
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
         17,565    JONES APPAREL GROUP INCORPORATED                                                                         235,722
         20,183    LIZ CLAIBORNE INCORPORATED<<                                                                             366,321
         11,947    POLO RALPH LAUREN CORPORATION                                                                            696,391
         17,795    VF CORPORATION                                                                                         1,379,290

                                                                                                                          2,677,724
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
         27,392    AUTONATION INCORPORATED<<+                                                                               410,058
          8,722    AUTOZONE INCORPORATED<<+                                                                                 992,825

                                                                                                                          1,402,883
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
         11,777    RYDER SYSTEM INCORPORATED                                                                                717,337
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.82%
         88,269    CELGENE CORPORATION+                                                                                   5,410,007
         54,298    GENZYME CORPORATION+                                                                                   4,047,373
        188,455    GILEAD SCIENCES INCORPORATED+                                                                          9,711,086

                                                                                                                         19,168,466
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.13%
         24,831    CENTEX CORPORATION<<                                                                                     601,159
         55,592    D.R. HORTON INCORPORATED                                                                                 875,574
         15,620    KB HOME<<                                                                                                386,283
         28,221    LENNAR CORPORATION CLASS A<<                                                                             530,837
         43,365    PULTE HOMES INCORPORATED<<                                                                               630,961

                                                                                                                          3,024,814
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.74%
        342,394    HOME DEPOT INCORPORATED<<                                                                              9,576,760
        296,742    LOWE'S COMPANIES INCORPORATED                                                                          6,807,261
         20,679    SHERWIN-WILLIAMS COMPANY<<                                                                             1,055,456

                                                                                                                         17,439,477
                                                                                                                    ---------------
BUSINESS SERVICES: 6.18%
        115,433    ADOBE SYSTEMS INCORPORATED+                                                                            4,108,260
         19,471    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       975,692
         33,908    AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                      954,849
         46,846    AUTODESK INCORPORATED+                                                                                 1,474,712
        106,059    AUTOMATIC DATA PROCESSING INCORPORATED                                                                 4,495,841
         38,980    BMC SOFTWARE INCORPORATED<<+                                                                           1,267,630
         79,161    CA INCORPORATED<<                                                                                      1,781,123
         37,592    CITRIX SYSTEMS INCORPORATED+                                                                           1,102,573
         58,501    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    1,686,584

82 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
         33,199    COMPUTER SCIENCES CORPORATION+                                                                   $     1,354,187
         55,634    COMPUWARE CORPORATION+                                                                                   408,354
         25,717    CONVERGYS CORPORATION+                                                                                   387,298
        226,314    eBAY INCORPORATED+                                                                                     6,753,210
         64,270    ELECTRONIC ARTS INCORPORATED+                                                                          3,208,358
        103,333    ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                  1,720,494
         26,303    EQUIFAX INCORPORATED                                                                                     906,927
         34,722    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                    1,324,297
         33,357    FISERV INCORPORATED+                                                                                   1,604,138
         47,049    GOOGLE INCORPORATED CLASS A+                                                                          20,723,673
         37,197    IMS HEALTH INCORPORATED                                                                                  781,509
         95,590    INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                           803,912
         66,492    INTUIT INCORPORATED<<+                                                                                 1,795,949
        106,227    JUNIPER NETWORKS INCORPORATED<<+                                                                       2,655,675
      1,623,903    MICROSOFT CORPORATION                                                                                 46,086,367
         25,467    MONSTER WORLDWIDE INCORPORATED+                                                                          616,556
         71,439    NOVELL INCORPORATED+                                                                                     449,351
         65,045    OMNICOM GROUP INCORPORATED                                                                             2,873,688
        802,450    ORACLE CORPORATION<<+                                                                                 15,695,922
         32,224    ROBERT HALF INTERNATIONAL INCORPORATED                                                                   829,446
        160,843    SUN MICROSYSTEMS INCORPORATED<<+                                                                       2,497,884
        171,728    SYMANTEC CORPORATION<<+                                                                                2,854,119
         40,343    TOTAL SYSTEM SERVICES INCORPORATED                                                                       954,515
         71,701    UNISYS CORPORATION<<+                                                                                    317,635
         43,293    VERISIGN INCORPORATED<<+                                                                               1,439,059
        271,292    YAHOO! INCORPORATED+                                                                                   7,848,478

                                                                                                                        144,738,265
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 10.32%
        313,609    ABBOTT LABORATORIES                                                                                   17,295,536
         43,508    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  4,002,736
        220,664    AMGEN INCORPORATED+                                                                                    9,219,342
         21,603    AVERY DENNISON CORPORATION                                                                             1,063,948
         86,585    AVON PRODUCTS INCORPORATED                                                                             3,423,571
         21,892    BARR PHARMACEUTICALS INCORPORATED+                                                                     1,057,603
         60,409    BIOGEN IDEC INCORPORATED+                                                                              3,726,631
        401,590    BRISTOL-MYERS SQUIBB COMPANY                                                                           8,553,867
         28,172    CLOROX COMPANY                                                                                         1,595,662
        103,435    COLGATE-PALMOLIVE COMPANY                                                                              8,058,621
        190,633    DOW CHEMICAL COMPANY                                                                                   7,024,826
        182,465    E.I. DU PONT DE NEMOURS & COMPANY<<                                                                    8,532,063
         16,180    EASTMAN CHEMICAL COMPANY                                                                               1,010,441
         35,609    ECOLAB INCORPORATED                                                                                    1,546,499
        200,690    ELI LILLY & COMPANY                                                                                   10,353,597
         23,154    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                            1,061,611
         63,174    FOREST LABORATORIES INCORPORATED+                                                                      2,527,592
         32,196    HOSPIRA INCORPORATED<<+                                                                                1,377,023
         16,438    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          724,094
        574,696    JOHNSON & JOHNSON                                                                                     37,280,530
         49,920    KING PHARMACEUTICALS INCORPORATED+                                                                       434,304
        111,180    MONSANTO COMPANY                                                                                      12,396,570
         61,752    MYLAN LABORATORIES INCORPORATED<<+                                                                       716,323
      1,371,712    PFIZER INCORPORATED                                                                                   28,709,932
         33,237    PPG INDUSTRIES INCORPORATED                                                                            2,011,171
         63,555    PRAXAIR INCORPORATED                                                                                   5,353,238
        624,382    PROCTER & GAMBLE COMPANY                                                                              43,750,447

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 83


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         25,434    ROHM & HAAS COMPANY<<                                                                            $     1,375,471
        328,878    SCHERING-PLOUGH CORPORATION                                                                            4,739,132
         26,252    SIGMA-ALDRICH CORPORATION                                                                              1,565,932
        271,455    WYETH<<                                                                                               11,335,961

                                                                                                                        241,824,274
                                                                                                                    ---------------
COAL MINING: 0.23%
         37,027    CONSOL ENERGY INCORPORATED<<                                                                           2,561,898
         54,984    PEABODY ENERGY CORPORATION                                                                             2,804,184

                                                                                                                          5,366,082
                                                                                                                    ---------------
COMMUNICATIONS: 4.25%
         82,116    AMERICAN TOWER CORPORATION CLASS A+                                                                    3,219,768
      1,224,566    AT&T INCORPORATED                                                                                     46,900,878
         21,637    CENTURYTEL INCORPORATED                                                                                  719,214
         66,498    CITIZENS COMMUNICATIONS COMPANY                                                                          697,564
        101,012    CLEAR CHANNEL COMMUNICATIONS INCORPORATED<<                                                            2,951,571
        610,898    COMCAST CORPORATION CLASS A                                                                           11,814,767
        144,557    DIRECTV GROUP INCORPORATED+                                                                            3,583,568
         31,125    EMBARQ CORPORATION                                                                                     1,248,113
         36,660    IAC/INTERACTIVECORP+                                                                                     761,062
        311,942    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                      1,413,097
        578,012    SPRINT NEXTEL CORPORATION<<+                                                                           3,866,900
        582,477    VERIZON COMMUNICATIONS INCORPORATED                                                                   21,231,287
         92,106    WINDSTREAM CORPORATION                                                                                 1,100,667

                                                                                                                         99,508,456
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 7.68%
        901,267    BANK OF AMERICA CORPORATION<<                                                                         34,167,032
        231,568    BANK OF NEW YORK MELLON CORPORATION                                                                    9,663,333
        110,819    BB&T CORPORATION<<                                                                                     3,552,857
      1,056,291    CITIGROUP INCORPORATED<<                                                                              22,625,753
         30,537    COMERICA INCORPORATED<<                                                                                1,071,238
        108,097    FIFTH THIRD BANCORP                                                                                    2,261,389
         25,649    FIRST HORIZON NATIONAL CORPORATION<<                                                                     359,342
        105,170    HUDSON CITY BANCORP INCORPORATED                                                                       1,859,406
         74,305    HUNTINGTON BANCSHARES INCORPORATED<<                                                                     798,779
        689,111    JPMORGAN CHASE & COMPANY                                                                              29,597,317
         80,903    KEYCORP                                                                                                1,775,821
         15,622    M&T BANK CORPORATION<<                                                                                 1,257,259
         53,112    MARSHALL & ILSLEY CORPORATION<<                                                                        1,232,198
        128,619    NATIONAL CITY CORPORATION                                                                              1,279,759
         38,939    NORTHERN TRUST CORPORATION                                                                             2,588,275
         69,138    PNC FINANCIAL SERVICES GROUP<<                                                                         4,533,379
        140,722    REGIONS FINANCIAL CORPORATION<<                                                                        2,779,260
         73,308    SOVEREIGN BANCORP INCORPORATED<<+                                                                        683,233
         78,607    STATE STREET CORPORATION                                                                               6,209,953
         71,178    SUNTRUST BANKS INCORPORATED<<                                                                          3,924,755
        350,941    US BANCORP                                                                                            11,356,451
        402,117    WACHOVIA CORPORATION<<                                                                                10,857,159
        179,058    WASHINGTON MUTUAL INCORPORATED<<                                                                       1,844,297
        668,877    WELLS FARGO & COMPANY<<(l)                                                                            19,464,321
        152,092    WESTERN UNION COMPANY                                                                                  3,234,997
         21,737    ZIONS BANCORPORATION                                                                                     990,120

                                                                                                                        179,967,683
                                                                                                                    ---------------

84 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
E-COMMERCE/SERVICES: 0.19%
         62,579    AMAZON.COM INCORPORATED+                                                                         $     4,461,883
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.77%
         29,069    DARDEN RESTAURANTS INCORPORATED                                                                          946,196
        233,652    MCDONALD'S CORPORATION                                                                                13,030,772
         17,733    WENDY'S INTERNATIONAL INCORPORATED                                                                       408,923
         96,471    YUM! BRANDS INCORPORATED                                                                               3,589,686

                                                                                                                         17,975,577
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.05%
         27,868    APOLLO GROUP INCORPORATED CLASS A<<+                                                                   1,203,898
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.00%
        135,783    AES CORPORATION+                                                                                       2,263,503
         33,927    ALLEGHENY ENERGY INCORPORATED                                                                          1,713,314
         68,409    ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    739,501
         42,348    AMEREN CORPORATION                                                                                     1,865,006
         81,241    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           3,382,063
         66,414    CENTERPOINT ENERGY INCORPORATED                                                                          947,728
         45,685    CMS ENERGY CORPORATION                                                                                   618,575
         55,213    CONSOLIDATED EDISON INCORPORATED<<                                                                     2,191,956
         36,098    CONSTELLATION ENERGY GROUP INCORPORATED                                                                3,186,370
        116,627    DOMINION RESOURCES INCORPORATED                                                                        4,763,047
         33,117    DTE ENERGY COMPANY<<                                                                                   1,287,920
        256,218    DUKE ENERGY CORPORATION                                                                                4,573,491
        100,607    DYNEGY INCORPORATED CLASS A+                                                                             793,789
         66,102    EDISON INTERNATIONAL                                                                                   3,240,320
        142,179    EL PASO CORPORATION                                                                                    2,365,859
         38,786    ENTERGY CORPORATION<<                                                                                  4,230,777
        134,152    EXELON CORPORATION                                                                                    10,902,533
         61,846    FIRSTENERGY CORPORATION                                                                                4,243,873
         82,649    FPL GROUP INCORPORATED                                                                                 5,185,398
         15,505    INTEGRYS ENERGY GROUP INCORPORATED                                                                       723,153
          9,157    NICOR INCORPORATED                                                                                       306,851
         55,622    NISOURCE INCORPORATED                                                                                    958,923
         40,802    PEPCO HOLDINGS INCORPORATED                                                                            1,008,625
         72,176    PG&E CORPORATION                                                                                       2,657,520
         20,389    PINNACLE WEST CAPITAL CORPORATION                                                                        715,246
         75,751    PPL CORPORATION                                                                                        3,478,486
         52,770    PROGRESS ENERGY INCORPORATED                                                                           2,200,509
        103,159    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           4,145,960
         35,057    QUESTAR CORPORATION                                                                                    1,982,824
         53,015    SEMPRA ENERGY                                                                                          2,824,639
        128,333    SPECTRA ENERGY CORPORATION<<                                                                           2,919,576
         42,791    TECO ENERGY INCORPORATED<<                                                                               682,516
        155,149    THE SOUTHERN COMPANY<<                                                                                 5,524,856
        100,500    WASTE MANAGEMENT INCORPORATED                                                                          3,372,763
         87,068    XCEL ENERGY INCORPORATED                                                                               1,737,007

                                                                                                                         93,734,477
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.37%
        122,858    ADVANCED MICRO DEVICES INCORPORATED<<+                                                                   723,634
         62,348    ALTERA CORPORATION<<                                                                                   1,149,074
         59,635    ANALOG DEVICES INCORPORATED                                                                            1,760,425
         94,839    BROADCOM CORPORATION CLASS A+                                                                          1,827,548
         17,662    CIENA CORPORATION<<+                                                                                     544,519

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 85


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      1,209,405    CISCO SYSTEMS INCORPORATED+                                                                      $    29,134,566
         35,760    COOPER INDUSTRIES LIMITED CLASS A                                                                      1,435,764
        159,718    EMERSON ELECTRIC COMPANY                                                                               8,219,088
      2,025,956    GENERAL ELECTRIC COMPANY                                                                              74,980,632
         12,269    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                           534,192
         42,214    JABIL CIRCUIT INCORPORATED<<                                                                             399,344
         45,630    JDS UNIPHASE CORPORATION<<+                                                                              610,986
         36,529    KLA-TENCOR CORPORATION<<                                                                               1,355,226
         24,833    L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                             2,715,240
         44,829    LINEAR TECHNOLOGY CORPORATION<<                                                                        1,375,802
        134,124    LSI LOGIC CORPORATION<<+                                                                                 663,914
         46,341    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                3,285,577
         38,305    MICROCHIP TECHNOLOGY INCORPORATED<<                                                                    1,253,723
        154,277    MICRON TECHNOLOGY INCORPORATED+                                                                          921,034
         28,526    MOLEX INCORPORATED                                                                                       660,662
        457,465    MOTOROLA INCORPORATED                                                                                  4,254,425
         46,024    NATIONAL SEMICONDUCTOR CORPORATION                                                                       843,160
         69,696    NETAPP INCORPORATED+                                                                                   1,397,405
         20,687    NOVELLUS SYSTEMS INCORPORATED<<+                                                                         435,461
        112,717    NVIDIA CORPORATION+                                                                                    2,230,669
         27,254    QLOGIC CORPORATION<<+                                                                                    418,349
        327,111    QUALCOMM INCORPORATED                                                                                 13,411,551
         32,947    ROCKWELL COLLINS INCORPORATED                                                                          1,882,921
         83,949    TELLABS INCORPORATED<<+                                                                                  457,522
        269,092    TEXAS INSTRUMENTS INCORPORATED                                                                         7,607,231
         98,889    TYCO ELECTRONICS LIMITED                                                                               3,393,870
         15,342    WHIRLPOOL CORPORATION<<                                                                                1,331,379
         58,089    XILINX INCORPORATED<<                                                                                  1,379,614

                                                                                                                        172,594,507
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.34%
         17,974    FLUOR CORPORATION                                                                                      2,537,210
         24,618    JACOBS ENGINEERING GROUP INCORPORATED+                                                                 1,811,639
         41,728    MOODY'S CORPORATION<<                                                                                  1,453,386
         65,668    PAYCHEX INCORPORATED<<                                                                                 2,249,786

                                                                                                                          8,052,021
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.32%
         19,790    BALL CORPORATION                                                                                         909,153
         31,253    FORTUNE BRANDS INCORPORATED                                                                            2,172,084
         81,246    ILLINOIS TOOL WORKS INCORPORATED                                                                       3,918,495
         11,704    SNAP-ON INCORPORATED                                                                                     595,148

                                                                                                                          7,594,880
                                                                                                                    ---------------
FINANCIAL SERVICES: 0.03%
         29,970    JANUS CAPITAL GROUP INCORPORATED                                                                         697,402
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 4.13%
        145,093    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  6,884,663
        130,573    ARCHER DANIELS MIDLAND COMPANY                                                                         5,374,385
         44,667    CAMPBELL SOUP COMPANY                                                                                  1,516,445
         58,342    COCA-COLA ENTERPRISES INCORPORATED                                                                     1,411,876
         98,924    CONAGRA FOODS INCORPORATED                                                                             2,369,230
         39,373    CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                             695,721
         68,324    GENERAL MILLS INCORPORATED                                                                             4,091,241

86 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
         63,939    H.J. HEINZ COMPANY                                                                               $     3,003,215
         23,025    HERCULES INCORPORATED                                                                                    421,127
         52,872    KELLOGG COMPANY                                                                                        2,778,952
        311,088    KRAFT FOODS INCORPORATED CLASS A                                                                       9,646,839
         25,961    MCCORMICK & COMPANY INCORPORATED                                                                         959,778
         27,906    MOLSON COORS BREWING COMPANY                                                                           1,467,018
         27,834    PEPSI BOTTLING GROUP INCORPORATED                                                                        943,851
        324,981    PEPSICO INCORPORATED                                                                                  23,463,628
        144,490    SARA LEE CORPORATION                                                                                   2,019,970
        405,499    THE COCA-COLA COMPANY<<                                                                               24,682,724
         34,128    THE HERSHEY COMPANY<<                                                                                  1,285,602
         55,545    TYSON FOODS INCORPORATED CLASS A                                                                         885,943
         43,911    WM. WRIGLEY JR. COMPANY                                                                                2,759,367

                                                                                                                         96,661,575
                                                                                                                    ---------------
FOOD STORES: 0.41%
        136,481    KROGER COMPANY                                                                                         3,466,617
         89,310    SAFEWAY INCORPORATED                                                                                   2,621,249
        148,188    STARBUCKS CORPORATION<<+                                                                               2,593,290
         28,304    WHOLE FOODS MARKET INCORPORATED<<                                                                        933,183

                                                                                                                          9,614,339
                                                                                                                    ---------------
FORESTRY: 0.12%
         42,515    WEYERHAEUSER COMPANY<<                                                                                 2,765,176
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.14%
         34,004    LEGGETT & PLATT INCORPORATED<<                                                                           518,561
         73,992    MASCO CORPORATION                                                                                      1,467,261
         56,138    NEWELL RUBBERMAID INCORPORATED                                                                         1,283,876

                                                                                                                          3,269,698
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.83%
         18,342    BIG LOTS INCORPORATED<<+                                                                                 409,027
         28,511    FAMILY DOLLAR STORES INCORPORATED<<                                                                      555,965
         44,983    JCPENNEY COMPANY INCORPORATED                                                                          1,696,309
         87,847    MACY'S INCORPORATED                                                                                    2,025,752
         14,800    SEARS HOLDINGS CORPORATION<<+                                                                          1,510,932
        166,103    TARGET CORPORATION                                                                                     8,418,100
         88,665    TJX COMPANIES INCORPORATED<<                                                                           2,932,152
        479,387    WAL-MART STORES INCORPORATED                                                                          25,254,107

                                                                                                                         42,802,344
                                                                                                                    ---------------
HEALTH SERVICES: 0.28%
         72,348    CARDINAL HEALTH INCORPORATED                                                                           3,798,993
         22,418    LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                          1,651,758
         96,248    TENET HEALTHCARE CORPORATION+                                                                            544,764
         21,030    WATSON PHARMACEUTICALS INCORPORATED<<+                                                                   616,600

                                                                                                                          6,612,115
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.21%
         18,612    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                      666,506
         15,590    AVALONBAY COMMUNITIES INCORPORATED                                                                     1,504,747
         24,242    BOSTON PROPERTIES INCORPORATED                                                                         2,231,961
         24,234    DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                              1,014,920
         54,707    EQUITY RESIDENTIAL                                                                                     2,269,793

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 87


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
         54,123    GENERAL GROWTH PROPERTIES INCORPORATED                                                           $     2,065,875
         47,648    HCP INCORPORATED                                                                                       1,610,979
        106,218    HOST HOTELS & RESORTS INCORPORATED                                                                     1,690,991
         51,301    KIMCO REALTY CORPORATION                                                                               2,009,460
         34,723    PLUM CREEK TIMBER COMPANY<<                                                                            1,413,226
         52,385    PROLOGIS<<                                                                                             3,083,381
         25,267    PUBLIC STORAGE INCORPORATED                                                                            2,239,162
         45,252    SIMON PROPERTY GROUP INCORPORATED<<                                                                    4,204,363
         27,383    VORNADO REALTY TRUST<<                                                                                 2,360,688

                                                                                                                         28,366,052
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.19%
         53,146    BED BATH & BEYOND INCORPORATED<<+                                                                      1,567,807
         71,490    BEST BUY COMPANY INCORPORATED<<                                                                        2,963,975

                                                                                                                          4,531,782
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.21%
         61,055    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            2,097,850
         38,200    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       1,976,850
         35,915    WYNDHAM WORLDWIDE CORPORATION<<                                                                          742,722

                                                                                                                          4,817,422
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.13%
        143,575    3M COMPANY<<                                                                                          11,363,961
        178,312    APPLE INCORPORATED+                                                                                   25,587,772
        274,629    APPLIED MATERIALS INCORPORATED                                                                         5,358,012
         62,772    BAKER HUGHES INCORPORATED                                                                              4,299,882
         12,360    BLACK & DECKER CORPORATION<<                                                                             816,996
         44,291    CAMERON INTERNATIONAL CORPORATION<<+                                                                   1,844,277
        126,598    CATERPILLAR INCORPORATED                                                                               9,911,357
         41,022    CUMMINS INCORPORATED                                                                                   1,920,650
         88,465    DEERE & COMPANY                                                                                        7,116,125
        454,665    DELL INCORPORATED+                                                                                     9,056,927
         38,939    DOVER CORPORATION                                                                                      1,626,871
         29,722    EATON CORPORATION                                                                                      2,367,952
        426,177    EMC CORPORATION                                                                                        6,111,378
         32,657    GAMESTOP CORPORATION CLASS A+                                                                          1,688,693
        500,175    HEWLETT-PACKARD COMPANY                                                                               22,837,991
         55,315    INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                               2,465,943
      1,174,306    INTEL CORPORATION                                                                                     24,871,801
        280,861    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           32,338,336
         19,265    LEXMARK INTERNATIONAL INCORPORATED+                                                                      591,821
         26,347    MANITOWOC COMPANY INCORPORATED                                                                         1,074,958
         72,428    NATIONAL OILWELL VARCO INCORPORATED+                                                                   4,228,347
         24,873    PALL CORPORATION                                                                                         872,296
         34,186    PARKER HANNIFIN CORPORATION                                                                            2,368,064
         42,826    PITNEY BOWES INCORPORATED                                                                              1,499,767
         46,478    SANDISK CORPORATION<<+                                                                                 1,049,008
         40,741    SMITH INTERNATIONAL INCORPORATED                                                                       2,616,794
         15,880    STANLEY WORKS                                                                                            756,206
         36,436    TERADATA CORPORATION+                                                                                    803,778
         20,613    TEREX CORPORATION+                                                                                     1,288,313
         35,258    TRANE INCORPORATED                                                                                     1,618,342

                                                                                                                        190,352,618
                                                                                                                    ---------------

88 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
         61,986    AON CORPORATION                                                                                  $     2,491,837
         34,525    HUMANA INCORPORATED<<+                                                                                 1,548,792
        105,708    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,573,990
         70,389    UNUMPROVIDENT CORPORATION                                                                              1,549,262

                                                                                                                          8,163,881
                                                                                                                    ---------------
INSURANCE CARRIERS: 4.68%
         66,929    ACE LIMITED                                                                                            3,685,111
        100,753    AETNA INCORPORATED                                                                                     4,240,694
         96,321    AFLAC INCORPORATED                                                                                     6,256,049
        113,701    ALLSTATE CORPORATION                                                                                   5,464,470
         58,191    AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     334,598
        511,747    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             22,133,058
         19,408    ASSURANT INCORPORATED                                                                                  1,181,171
         75,118    CHUBB CORPORATION                                                                                      3,716,839
         56,825    CIGNA CORPORATION                                                                                      2,305,390
         33,570    CINCINNATI FINANCIAL CORPORATION                                                                       1,277,003
         87,777    GENWORTH FINANCIAL INCORPORATED                                                                        1,987,271
         63,708    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         4,827,155
         34,319    LEUCADIA NATIONAL CORPORATION                                                                          1,551,905
         53,677    LINCOLN NATIONAL CORPORATION                                                                           2,791,204
         89,198    LOEWS CORPORATION                                                                                      3,587,544
         42,639    MBIA INCORPORATED<<+                                                                                     521,049
        143,880    METLIFE INCORPORATED                                                                                   8,670,209
         24,141    MGIC INVESTMENT CORPORATION<<                                                                            254,205
         52,417    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 2,920,675
         90,487    PRUDENTIAL FINANCIAL INCORPORATED<<                                                                    7,080,608
         18,207    SAFECO CORPORATION                                                                                       798,923
        137,631    THE PROGRESSIVE CORPORATION<<                                                                          2,211,730
        125,856    THE TRAVELERS COMPANIES INCORPORATED<<                                                                 6,022,210
         18,456    TORCHMARK CORPORATION                                                                                  1,109,390
        253,888    UNITEDHEALTH GROUP INCORPORATED                                                                        8,723,592
        109,952    WELLPOINT INCORPORATED<<+                                                                              4,852,182
         36,094    XL CAPITAL LIMITED CLASS A                                                                             1,066,578

                                                                                                                        109,570,813
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.09%
         71,398    COACH INCORPORATED+                                                                                    2,152,650
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.66%
         74,062    AGILENT TECHNOLOGIES INCORPORATED+                                                                     2,209,269
         33,958    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           1,115,860
         49,515    BECTON DICKINSON & COMPANY                                                                             4,250,863
        272,494    BOSTON SCIENTIFIC CORPORATION<<+                                                                       3,507,001
         20,356    C.R. BARD INCORPORATED<<                                                                               1,962,318
        101,189    COVIDIEN LIMITED                                                                                       4,477,613
         51,663    DANAHER CORPORATION                                                                                    3,927,938
         58,460    EASTMAN KODAK COMPANY<<                                                                                1,032,988
         11,164    MILLIPORE CORPORATION+                                                                                   752,565
         23,864    PERKINELMER INCORPORATED                                                                                 578,702
         31,906    QUEST DIAGNOSTICS INCORPORATED                                                                         1,444,385
         86,507    RAYTHEON COMPANY                                                                                       5,589,217
         30,100    ROCKWELL AUTOMATION INCORPORATED                                                                       1,728,342
         35,372    TERADYNE INCORPORATED+                                                                                   439,320
         84,928    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 4,827,308
         20,280    WATERS CORPORATION<<+                                                                                  1,129,596

                                                                                                                         38,973,285
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 89


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.65%
        227,846    MEDTRONIC INCORPORATED                                                                           $    11,020,911
         69,796    ST. JUDE MEDICAL INCORPORATED+                                                                         3,014,489
         25,497    VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                                 1,194,279

                                                                                                                         15,229,679
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.39%
         31,387    COVENTRY HEALTH CARE INCORPORATED+                                                                     1,266,465
         51,291    EXPRESS SCRIPTS INCORPORATED+                                                                          3,299,037
        106,296    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   4,654,702

                                                                                                                          9,220,204
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.47%
         62,069    ALLERGAN INCORPORATED                                                                                  3,500,071
        128,716    BAXTER INTERNATIONAL INCORPORATED                                                                      7,442,359
        439,307    MERCK & COMPANY INCORPORATED                                                                          16,671,701
         48,385    STRYKER CORPORATION                                                                                    3,147,444
         47,310    ZIMMER HOLDINGS INCORPORATED+                                                                          3,683,557

                                                                                                                         34,445,132
                                                                                                                    ---------------
METAL MINING: 0.50%
         77,658    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    7,472,253
         91,966    NEWMONT MINING CORPORATION<<                                                                           4,166,060

                                                                                                                         11,638,313
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
         21,987    VULCAN MATERIALS COMPANY<<                                                                             1,459,937
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.33%
         28,931    HASBRO INCORPORATED                                                                                      807,175
         73,314    MATTEL INCORPORATED                                                                                    1,458,949
         25,766    TIFFANY & COMPANY                                                                                      1,078,049
         98,391    TYCO INTERNATIONAL LIMITED                                                                             4,334,124

                                                                                                                          7,678,297
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.27%
         88,206    COSTCO WHOLESALE CORPORATION                                                                           5,730,744
        290,508    CVS CAREMARK CORPORATION                                                                              11,768,479
         11,590    DILLARD'S INCORPORATED CLASS A                                                                           199,464
         55,381    OFFICE DEPOT INCORPORATED+                                                                               611,960
         15,400    OFFICEMAX INCORPORATED                                                                                   294,756
         26,598    RADIOSHACK CORPORATION                                                                                   432,218
        142,219    STAPLES INCORPORATED                                                                                   3,144,462
        201,137    WALGREEN COMPANY<<                                                                                     7,661,308

                                                                                                                         29,843,391
                                                                                                                    ---------------
MOTION PICTURES: 1.32%
        466,812    NEWS CORPORATION CLASS A                                                                               8,752,725
        725,587    TIME WARNER INCORPORATED                                                                              10,172,730
        382,036    WALT DISNEY COMPANY<<                                                                                 11,988,290

                                                                                                                         30,913,745
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.90%
         62,786    FEDEX CORPORATION                                                                                      5,818,379
        209,858    UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                          15,323,831

                                                                                                                         21,142,210
                                                                                                                    ---------------

90 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.20%
         39,581    AMERICAN CAPITAL STRATEGIES LIMITED<<                                                            $     1,352,087
        234,554    AMERICAN EXPRESS COMPANY                                                                              10,254,701
         75,673    CAPITAL ONE FINANCIAL CORPORATION<<                                                                    3,724,625
         38,798    CIT GROUP INCORPORATED                                                                                   459,756
        117,833    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      648,082
         97,208    DISCOVER FINANCIAL SERVICES                                                                            1,591,295
        198,480    FANNIE MAE<<                                                                                           5,223,994
        131,077    FREDDIE MAC                                                                                            3,318,870
         94,660    SLM CORPORATION+                                                                                       1,453,031

                                                                                                                         28,026,441
                                                                                                                    ---------------
OFFICE EQUIPMENT: 0.12%
        186,162    XEROX CORPORATION                                                                                      2,786,845
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 4.61%
         94,964    ANADARKO PETROLEUM CORPORATION                                                                         5,985,581
         67,559    APACHE CORPORATION                                                                                     8,162,478
         59,433    BJ SERVICES COMPANY                                                                                    1,694,435
         92,814    CHESAPEAKE ENERGY CORPORATION                                                                          4,283,366
         90,160    DEVON ENERGY CORPORATION<<                                                                             9,406,393
         29,201    ENSCO INTERNATIONAL INCORPORATED                                                                       1,828,567
         50,116    EOG RESOURCES INCORPORATED<<                                                                           6,013,920
        178,571    HALLIBURTON COMPANY                                                                                    7,023,197
         56,945    NABORS INDUSTRIES LIMITED<<+                                                                           1,923,033
         54,504    NOBLE CORPORATION                                                                                      2,707,214
         34,862    NOBLE ENERGY INCORPORATED                                                                              2,537,954
        166,887    OCCIDENTAL PETROLEUM CORPORATION                                                                      12,211,122
         30,413    RANGE RESOURCES CORPORATION<<                                                                          1,929,705
         22,583    ROWAN COMPANIES INCORPORATED                                                                             929,968
        242,999    SCHLUMBERGER LIMITED                                                                                  21,140,913
         64,466    TRANSOCEAN INCORPORATED+                                                                               8,715,855
         68,823    WEATHERFORD INTERNATIONAL LIMITED+                                                                     4,987,603
        103,537    XTO ENERGY INCORPORATED                                                                                6,404,799

                                                                                                                        107,886,103
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.19%
         20,212    BEMIS COMPANY INCORPORATED<<                                                                             513,991
         86,786    INTERNATIONAL PAPER COMPANY                                                                            2,360,579
         35,272    MEADWESTVACO CORPORATION                                                                                 960,104
         26,456    PACTIV CORPORATION+                                                                                      693,412

                                                                                                                          4,528,086
                                                                                                                    ---------------
PERSONAL SERVICES: 0.09%
         26,502    CINTAS CORPORATION                                                                                       756,367
         66,013    H & R BLOCK INCORPORATED<<                                                                             1,370,430

                                                                                                                          2,126,797
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.45%
         11,358    ASHLAND INCORPORATED                                                                                     537,233
        421,330    CHEVRON CORPORATION                                                                                   35,964,729
        316,808    CONOCOPHILLIPS<<                                                                                      24,143,938
      1,085,447    EXXON MOBIL CORPORATION<<                                                                             91,807,107
         56,589    HESS CORPORATION                                                                                       4,990,018
        143,839    MARATHON OIL CORPORATION                                                                               6,559,058
         38,493    MURPHY OIL CORPORATION<<                                                                               3,161,815
         23,861    SUNOCO INCORPORATED<<                                                                                  1,251,987

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 91


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)

         27,917    TESORO PETROLEUM CORPORATION                                                                     $       837,510
        108,473    VALERO ENERGY CORPORATION                                                                              5,327,109

                                                                                                                        174,580,504
                                                                                                                    ---------------
PIPELINES: 0.17%
        118,692    THE WILLIAMS COMPANIES INCORPORATED                                                                    3,914,462
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.75%
        165,224    ALCOA INCORPORATED                                                                                     5,957,977
         20,481    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    1,461,524
         58,440    NUCOR CORPORATION                                                                                      3,958,726
         28,187    PRECISION CASTPARTS CORPORATION                                                                        2,877,329
         20,057    TITANIUM METALS CORPORATION<<                                                                            301,858
         23,899    UNITED STATES STEEL CORPORATION<<                                                                      3,032,066

                                                                                                                         17,589,480
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.67%
        138,108    CBS CORPORATION CLASS B                                                                                3,049,425
         18,165    E.W. SCRIPPS COMPANY CLASS A                                                                             763,112
         46,623    GANNETT COMPANY INCORPORATED<<                                                                         1,354,398
         65,488    MCGRAW-HILL COMPANIES INCORPORATED                                                                     2,419,782
          7,651    MEREDITH CORPORATION                                                                                     292,651
         29,170    NEW YORK TIMES COMPANY CLASS A<<                                                                         550,730
         43,592    RR DONNELLEY & SONS COMPANY                                                                            1,321,274
        130,026    VIACOM INCORPORATED CLASS B<<+                                                                         5,151,630
          1,177    WASHINGTON POST COMPANY CLASS B                                                                          778,586

                                                                                                                         15,681,588
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.89%
         60,048    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               5,537,627
         81,836    CSX CORPORATION                                                                                        4,588,545
         76,352    NORFOLK SOUTHERN CORPORATION                                                                           4,147,441
         52,892    UNION PACIFIC CORPORATION                                                                              6,631,599

                                                                                                                         20,905,212
                                                                                                                    ---------------
REAL ESTATE: 0.03%
         35,254    CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                           762,897
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.09%
         32,787    SEALED AIR CORPORATION                                                                                   827,872
         48,729    THE GOODYEAR TIRE & RUBBER COMPANY+                                                                    1,257,208

                                                                                                                          2,085,080
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.58%
         46,046    AMERIPRISE FINANCIAL INCORPORATED                                                                      2,387,485
         23,959    BEAR STEARNS COMPANIES INCORPORATED<<                                                                    251,330
        190,494    CHARLES SCHWAB CORPORATION                                                                             3,587,002
         10,817    CME GROUP INCORPORATED                                                                                 5,074,255
         93,732    E*TRADE FINANCIAL CORPORATION<<+                                                                         361,806
         17,546    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 687,101
         31,906    FRANKLIN RESOURCES INCORPORATED                                                                        3,094,563
         80,162    GOLDMAN SACHS GROUP INCORPORATED                                                                      13,257,993
         14,229    INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                1,856,885
         27,352    LEGG MASON INCORPORATED                                                                                1,531,165
        107,649    LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                4,051,908
        197,114    MERRILL LYNCH & COMPANY INCORPORATED<<                                                                 8,030,424

92 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
        224,105    MORGAN STANLEY                                                                                   $    10,241,583
         53,764    NYSE EURONEXT INCORPORATED                                                                             3,317,776
         53,512    T. ROWE PRICE GROUP INCORPORATED                                                                       2,675,600

                                                                                                                         60,406,876
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.33%
        319,425    CORNING INCORPORATED                                                                                   7,678,977
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.49%
        427,745    ALTRIA GROUP INCORPORATED                                                                              9,495,939
        427,745    PHILIP MORRIS INTERNATIONAL+                                                                          21,635,342
         34,714    REYNOLDS AMERICAN INCORPORATED<<                                                                       2,049,167
         30,325    UST INCORPORATED                                                                                       1,653,319

                                                                                                                         34,833,767
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.08%
        149,256    SOUTHWEST AIRLINES COMPANY                                                                             1,850,774
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 3.18%
        155,174    BOEING COMPANY                                                                                        11,540,290
         17,766    BRUNSWICK CORPORATION<<                                                                                  283,723
        447,770    FORD MOTOR COMPANY<<+                                                                                  2,561,244
         81,605    GENERAL DYNAMICS CORPORATION                                                                           6,803,409
        114,845    GENERAL MOTORS CORPORATION<<                                                                           2,187,797
         33,538    GENUINE PARTS COMPANY                                                                                  1,348,898
         25,376    GOODRICH CORPORATION                                                                                   1,459,374
         48,388    HARLEY-DAVIDSON INCORPORATED<<                                                                         1,814,550
        151,025    HONEYWELL INTERNATIONAL INCORPORATED                                                                   8,520,831
         36,837    ITT CORPORATION                                                                                        1,908,525
        120,467    JOHNSON CONTROLS INCORPORATED                                                                          4,071,785
         69,554    LOCKHEED MARTIN CORPORATION                                                                            6,906,712
         68,559    NORTHROP GRUMMAN CORPORATION                                                                           5,334,576
         74,393    PACCAR INCORPORATED                                                                                    3,347,685
         50,455    TEXTRON INCORPORATED                                                                                   2,796,216
        199,136    UNITED TECHNOLOGIES CORPORATION                                                                       13,704,540

                                                                                                                         74,590,155
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.16%
         34,764    C.H. ROBINSON WORLDWIDE INCORPORATED                                                                   1,891,162
         43,244    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                    1,953,764

                                                                                                                          3,844,926
                                                                                                                    ---------------
TRAVEL & RECREATION: 0.19%
         88,566    CARNIVAL CORPORATION<<                                                                                 3,585,152
         42,299    EXPEDIA INCORPORATED<<+                                                                                  925,925

                                                                                                                          4,511,077
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.70%
         32,990    AMERISOURCEBERGEN CORPORATION                                                                          1,351,930
         17,112    BROWN-FORMAN CORPORATION CLASS B                                                                       1,133,157
         30,707    DEAN FOODS COMPANY<<+                                                                                    616,904
         58,712    MCKESSON CORPORATION                                                                                   3,074,747
         77,682    NIKE INCORPORATED CLASS B                                                                              5,282,376
         42,914    SUPERVALU INCORPORATED                                                                                 1,286,562
        122,458    SYSCO CORPORATION                                                                                      3,553,731

                                                                                                                         16,299,407
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 93


INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS: 0.32%
         85,264    KIMBERLY-CLARK CORPORATION                                                                       $     5,503,791
         26,242    PATTERSON COMPANIES INCORPORATED<<+                                                                      952,585
         13,617    W.W. GRAINGER INCORPORATED                                                                             1,040,203

                                                                                                                          7,496,579
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,991,400,583)                                                                             2,335,398,333
                                                                                                                    ---------------
RIGHTS: 0.00%
         32,300    SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                               0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 18.17%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.73%
      1,236,281    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            1,236,281
      5,250,183    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                               5,250,183
      4,725,165    DREYFUS CASH MANAGEMENT FUND                                                                           4,725,165
      5,775,202    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 5,775,202

                                                                                                                         16,986,831
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.44%
$    11,025,385    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008         11,012,292
      1,942,568    APRECO LLC                                                            2.70         04/17/2008          1,940,237
      2,100,073    APRECO LLC                                                            3.10         04/07/2008          2,098,988
     12,705,444    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008         12,685,680
        819,029    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008            817,868
      2,625,092    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008          2,622,469
     17,168,100    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $17,169,578)                                          3.10         04/01/2008         17,168,100
      2,625,092    BANK OF IRELAND+/-++                                                  3.06         10/14/2008          2,624,291
        525,018    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $525,054)                                             2.50         04/01/2008            525,018
      2,100,073    BNP PARIBAS+/-                                                        3.13         08/07/2008          2,098,364
     11,602,905    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $11,603,898)                                          3.08         04/01/2008         11,602,905
      6,615,231    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $6,615,790)                                           3.04         04/01/2008          6,615,231
      5,565,194    BRYANT BANK FUNDING                                                   2.98         04/09/2008          5,561,509
      1,575,055    CAFCO LLC                                                             2.70         04/18/2008          1,573,047
      4,326,151    CAFCO LLC                                                             3.08         04/07/2008          4,323,930
     10,762,876    CHARIOT FUNDING LLC                                                   2.97         04/14/2008         10,751,333
      7,875,275    CHARTA LLC                                                            3.08         04/09/2008          7,869,885
      6,825,238    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.12         02/25/2008          6,142,715
      5,250,183    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.18         05/19/2008          4,725,165
     10,500,367    CIESCO LLC                                                            3.08         04/08/2008         10,494,078
     10,605,370    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008         10,605,370
     16,853,089    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY  VALUE $16,854,540)                          3.10         04/01/2008         16,853,089
      7,875,275    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008          7,851,657
      3,097,608    EBBETS FUNDING LLC                                                    3.65         04/01/2008          3,097,608
      5,355,187    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008          5,348,047
      4,200,147    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008          4,196,902
      5,250,183    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008          5,244,262
      2,047,572    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008          2,045,342
      2,625,092    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008          2,623,823
     10,500,367    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008         10,453,367
      8,494,797    GALLEON CAPITAL LLC                                                   2.88         04/16/2008          8,484,603

94 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 17.44%
$     4,200,147    GALLEON CAPITAL LLC                                                   3.10%        04/18/2008    $     4,193,998
      5,460,191    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008          5,450,681
      7,350,257    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008          7,349,579
      7,717,770    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $7,718,413)                            3.00         04/01/2008          7,717,770
     21,578,254    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $21,580,142)          3.15         04/01/2008         21,578,254
      1,050,037    HARRIER FINANCE FUNDING LLC+/-                                        2.62         04/25/2008          1,050,037
      6,825,238    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008          6,825,238
      2,625,092    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008          2,622,671
      6,352,722    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $6,353,269)                                           3.10         04/01/2008          6,352,722
      4,515,158    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,515,539)           3.04         04/01/2008          4,515,158
      1,050,037    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008          1,050,037
      3,675,128    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008          3,673,291
      5,250,183    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008          5,214,892
      7,875,275    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008          7,860,935
         84,003    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008             83,943
      5,040,176    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008          5,038,811
        485,642    MORGAN STANLEY+/-                                                     2.94         10/15/2008            485,396
      4,496,691    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,497,003)                                           2.50         04/01/2008          4,496,691
      7,927,777    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,928,455)                                           3.08         04/01/2008          7,927,777
      5,250,183    NORTHERN ROCK PLC+/-++                                                3.14         10/03/2008          5,216,803
      7,350,257    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008          7,338,294
      4,766,746    OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008          4,765,539
      1,522,553    PICAROS FUNDING LLC                                                   2.60         04/11/2008          1,521,454
      5,250,183    RANGER FUNDING CORPORATION                                            2.71         04/18/2008          5,243,465
      3,150,110    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008          3,146,162
      3,780,132    SEDNA FINANCE INCORPORATED+/-++                                       3.03         04/10/2008          3,778,947
      3,150,110    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008          3,149,826
      2,100,073    SLM CORPORATION+/-++                                                  2.94         05/12/2008          2,096,286
      3,255,114    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.27         04/03/2008          2,902,259
      5,250,183    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.47         02/15/2008          4,681,063
        630,022    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008            629,922
      5,250,183    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008          5,244,364
      6,615,231    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008          6,607,256
      3,150,110    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008          3,146,741
      1,759,441    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008          1,759,031
      5,250,183    TULIP FUNDING CORPORATION                                             2.88         04/21/2008          5,241,783
      2,625,092    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         10/14/2008          2,623,346
      2,625,092    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008          2,623,601
      1,575,055    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008          1,574,659
      5,250,183    VERSAILLES CDS LLC                                                    3.00         04/11/2008          5,245,808
      2,625,092    VERSAILLES CDS LLC                                                    3.45         04/08/2008          2,623,331
      4,515,158    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.44         07/28/2008          4,025,715
      2,625,092    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.47         08/07/2008          2,340,532
      5,250,183    WHITE PINE FINANCE LLC+/-++(A)(I)^^                                   5.41         02/22/2008          4,987,674
     12,600,440    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008         12,598,534

                                                                                                                        408,657,451
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $428,961,515)                                                             425,644,282
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 0.32%

MUTUAL FUNDS: 0.27%
      6,320,407    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           6,320,407
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 95


INDEX PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BILLS: 0.05%
$     1,135,000    US TREASURY BILL^#                                                    2.04%        08/07/2008    $     1,129,532
         40,000    US TREASURY BILL^#                                                    3.12         05/08/2008             39,940

                                                                                                                          1,169,472
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,487,046)                                                                            7,489,879
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES

(COST $2,427,849,144)*                                     118.18%                                                  $ 2,768,532,494

OTHER ASSETS AND LIABILITIES, NET                          (18.18)                                                     (425,945,973)
                                                           ------                                                   ---------------

TOTAL NET ASSETS                                           100.00%                                                  $ 2,342,586,521
                                                           ------                                                   ---------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2) +Non-income earning securities.

+/    Long-term security of an affiliate of the fund with a cost of $15,742,049.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $6,320,407.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

96 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 99.17%

AUSTRALIA: 7.36%
        165,551    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                           $       832,135
         57,717    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 1,536,538
         50,100    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                       1,016,917
         28,479    RIO TINTO LIMITED (METAL MINING)                                                                       3,188,306
         73,988    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                    980,457
         13,473    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        671,058

                                                                                                                          8,225,411
                                                                                                                    ---------------

BELGIUM: 1.02%
         14,500    DELHAIZE GROUP (FOOD STORES)                                                                           1,140,936
                                                                                                                    ---------------
FINLAND: 2.75%
         27,170    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         1,107,115
         62,191    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,967,616

                                                                                                                          3,074,731
                                                                                                                    ---------------
FRANCE: 13.98%
          6,700    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        1,452,525
         14,900    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   946,584
         15,913    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)              1,661,116
         24,500    FRANCE TELECOM SA (COMMUNICATIONS)                                                                       823,874
         12,032    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                1,339,189
          8,450    PPR SA (APPAREL & ACCESSORY STORES)                                                                    1,252,005
         26,118    PUBLICIS GROUPE (COMMUNICATIONS)                                                                         997,862
         16,260    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        1,219,866
         13,800    SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 905,679
          7,817    TECHNIP SA (OIL & GAS EXTRACTION)                                                                        608,788
         31,900    TOTAL SA (OIL & GAS EXTRACTION)                                                                        2,369,044
          2,870    VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                 696,737
         34,669    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  1,354,664

                                                                                                                         15,627,933
                                                                                                                    ---------------
GERMANY: 9.62%
          7,400    ALLIANZ SE (INSURANCE CARRIERS)                                                                        1,465,957
         30,760    ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                 615,287
         14,500    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             1,161,996
         13,900    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                          1,188,306
         11,800    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                             1,335,723
        101,280    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                   1,686,907
          9,400    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,740,175
         26,352    GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                        886,152
         26,400    SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                 681,871

                                                                                                                         10,762,374
                                                                                                                    ---------------
GREECE: 1.06%
         35,824    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                1,187,705
                                                                                                                    ---------------

HONG KONG: 4.25%
        156,000    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                      780,737
         66,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               937,084
         68,000    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      1,011,789
        304,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                             1,076,137
            940    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             14,663
        174,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          932,305

                                                                                                                          4,752,715
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 97


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                           VALUE
ITALY: 2.09%
         40,585    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                $     1,383,995
        142,500    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        953,885

                                                                                                                          2,337,880
                                                                                                                    ---------------
JAPAN: 19.47%
        107,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       726,715
            186    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                 1,546,890
         14,700    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,398,034
         49,500    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                    1,238,990
            127    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                    1,414,226
         77,000    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)(A)                                                   894,522
         52,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          1,473,716
         42,200    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             1,274,298
         76,000    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    655,698
         60,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           1,191,212
         22,100    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 1,097,462
         87,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         1,344,974
         45,400    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               678,632
         53,200    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             1,390,309
        116,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 1,072,953
         14,800    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         764,647
         25,400    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    1,271,529
         31,800    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              1,585,534
         41,100    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  756,194

                                                                                                                         21,776,535
                                                                                                                    ---------------
LUXEMBOURG: 1.31%
         17,875    ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                               1,464,350
                                                                                                                    ---------------
NETHERLANDS: 6.55%
         42,577    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     1,047,267
         70,000    ING GROEP NV (FINANCIAL SERVICES)                                                                      2,621,367
             83    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            3,888
         71,300    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  2,394,264
         47,500    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           1,257,598

                                                                                                                          7,324,384
                                                                                                                    ---------------
RUSSIA: 2.00%
         17,757    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      1,523,551
         98,078    VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                  709,104

                                                                                                                          2,232,655
                                                                                                                    ---------------
SINGAPORE: 0.96%
        232,000    CAPITALAND LIMITED (REAL ESTATE)                                                                       1,070,290
                                                                                                                    ---------------
SPAIN: 2.89%
         40,879    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,177,173
         71,600    TELEFONICA SA (COMMUNICATIONS)                                                                         2,057,309

                                                                                                                          3,234,482
                                                                                                                    ---------------
SWEDEN: 1.44%
         47,100    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                       943,292
        338,500    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 664,256

                                                                                                                          1,607,548
                                                                                                                    ---------------

98 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                           VALUE
SWITZERLAND: 6.18%
         32,600    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         $     1,659,380
         12,200    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        1,281,301
         11,400    ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                       2,145,464
          5,800    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      1,826,553

                                                                                                                          6,912,698
                                                                                                                    ---------------
TAIWAN: 0.90%
         88,539    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                  909,296
          9,500    TAIWAN SEMICONDUCTORS MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        96,423

                                                                                                                          1,005,719
                                                                                                                    ---------------
UNITED KINGDOM: 15.34%
        101,600    AVIVA PLC (INSURANCE CARRIERS)                                                                         1,245,123
         98,670    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  950,238
         99,000    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   890,051
        124,018    BP PLC (OIL & GAS EXTRACTION)                                                                          1,260,191
        111,600    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          1,232,568
         72,600    EASYJET PLC (TRANSPORTATION BY AIR)                                                                      534,915
         52,930    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,119,800
         17,978    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        715,381
        644,760    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         1,617,434
         76,839    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT  COMPUTER
                   EQUIPMENT)                                                                                             1,054,521
         15,792    RIO TINTO PLC (METAL MINING)                                                                           1,640,096
        122,504    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                               979,799
     10,976,358    ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)+(A)                                                    21,784
         39,500    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   1,361,691
              3    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                            47
         48,830    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               910,953
        539,586    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,615,958
              9    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                              95

                                                                                                                         17,150,645
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $102,529,283)                                                                                 110,888,991
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 0.59%
        659,911    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             659,911

TOTAL SHORT-TERM INVESTMENTS (COST $659,911)                                                                                659,911
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $103,189,194)*                                  99.76%                                                        $   111,548,902

OTHER ASSETS AND LIABILITIES, NET                      0.24                                                                 270,134
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   111,819,036
                                                     ------                                                         ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $659,911.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 99


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.93%

AUSTRALIA: 0.06%
        133,835    BABCOCK & BROWN INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                        $       143,717
                                                                                                                    ---------------

BELGIUM: 0.75%
         13,561    DELHAIZE GROUP (FOOD STORES)                                                                           1,067,050
         14,338    UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                       746,089

                                                                                                                          1,813,139
                                                                                                                    ---------------

BRAZIL: 0.58%
         11,500    REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                         189,078
        201,481    VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                             1,200,827

                                                                                                                          1,389,905
                                                                                                                    ---------------

CANADA: 1.55%
         58,267    CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                             3,745,985
                                                                                                                    ---------------

CHINA: 3.04%
      3,353,500    CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                   2,503,496
        264,000    CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                907,403
      1,934,700    CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,655,619
        972,200    PICC PROPERTY & CASUALTY COMPANY LIMITED (INSURANCE CARRIERS)<<                                          878,180
      2,271,543    SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                             1,386,395

                                                                                                                          7,331,093
                                                                                                                    ---------------

FINLAND: 2.68%
        158,865    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                       6,473,383
                                                                                                                    ---------------

FRANCE: 13.15%
         17,879    ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     3,876,074
         61,494    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 3,906,662
         37,314    CARREFOUR SA (FOOD STORES)                                                                             2,878,918
         53,810    ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                           4,681,753
         59,046    FRANCE TELECOM SA (COMMUNICATIONS)                                                                     1,985,570
         43,240    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                4,812,712
         43,096    TECHNIP SA (OIL & GAS EXTRACTION)                                                                      3,356,318
         86,723    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                             6,269,314

                                                                                                                         31,767,321
                                                                                                                    ---------------

GERMANY: 15.00%
         18,010    ALLIANZ AG (INSURANCE CARRIERS)                                                                        3,567,823
         85,029    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             6,814,026
         60,502    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                          5,172,295
        150,068    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                   2,499,514
         39,161    FRAPORT AG (TRANSPORTATION SERVICES)                                                                   2,826,670
         18,020    IVG IMMOBILIEN AG (REAL ESTATE)                                                                          504,120
         35,761    LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           5,052,418
         18,648    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             2,292,249
         43,373    UNITED INTERNET AG (COMMUNICATIONS)<<                                                                    933,320
         32,131    WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                         6,583,352

                                                                                                                         36,245,787
                                                                                                                    ---------------

HONG KONG: 10.25%
        533,200    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    2,668,518
        317,600    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT
                   TRANSPORTATION & WAREHOUSING)                                                                          1,507,882
        497,250    CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                    1,431,183

100 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HONG KONG (continued)
      1,341,200    CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                           $     2,326,483
      1,850,170    CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                   3,894,019
        584,998    HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                    5,536,045
        134,300    NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                325,454
        584,329    NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                               1,982,138
        191,200    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          2,982,491
        187,247    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                              2,112,428

                                                                                                                         24,766,641
                                                                                                                    ---------------

INDIA: 0.35%
         14,180    HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                              841,098
                                                                                                                    ---------------

ITALY: 0.75%
        258,193    INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                          1,820,040
                                                                                                                    ---------------

JAPAN: 10.35%
         17,100    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               787,410
         99,500    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   2,774,980
         42,800    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                           1,382,584
         39,100    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 1,115,966
            971    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          4,860,845
          3,093    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                           2,891,930
         64,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        1,553,772
        661,600    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                         2,827,464
        103,200    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               2,091,332
         79,883    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           1,585,960
         88,200    SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    2,225,351
        142,150    TOKYU LAND CORPORATION (REAL ESTATE)                                                                     891,290

                                                                                                                         24,988,884
                                                                                                                    ---------------

LUXEMBOURG: 0.70%
         10,213    RTL GROUP SA (COMMUNICATIONS)                                                                          1,290,068
         16,254    TENARIS SA (PRIMARY METAL INDUSTRIES)<<                                                                  404,676

                                                                                                                          1,694,744
                                                                                                                    ---------------

MEXICO: 0.34%
         34,200    GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                   829,008
                                                                                                                    ---------------

NETHERLANDS: 2.38%
        233,723    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+<<                                   5,748,890
                                                                                                                    ---------------

NORWAY: 5.23%
        426,768    ORKLA ASA (MISCELLANEOUS RETAIL)                                                                       5,405,468
         34,000    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                     948,089
        233,900    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                           6,269,669

                                                                                                                         12,623,226
                                                                                                                    ---------------

QATAR: 0.33%
         22,388    INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                           799,912
                                                                                                                    ---------------

RUSSIA: 6.70%
        114,400    GAZPROM OAO (OIL & GAS EXTRACTION)                                                                     5,834,400
         59,881    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      5,119,826
         48,500    MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                       1,365,275
          3,200    NOVOROSSIYSK SEA TRADE PORT GDR (BUSINESS SERVICES)+                                                      48,000
         31,059    RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                      3,222,371

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 101


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
RUSSIA (continued)
         10,709    TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)             $       348,043
          5,950    URALKALI GDR (CHEMICALS & ALLIED PRODUCTS)+                                                              243,950

                                                                                                                         16,181,865
                                                                                                                    ---------------

SOUTH AFRICA: 0.61%
         85,056    NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,478,779
                                                                                                                    ---------------

SOUTH KOREA: 3.07%
         54,171    KOOKMIN BANK (FINANCIAL SERVICES)                                                                      3,030,316
         18,245    KT CORPORATION (COMMUNICATIONS)                                                                          864,950
         15,108    NHN CORPORATION (BUSINESS SERVICES)                                                                    3,525,480

                                                                                                                          7,420,746
                                                                                                                    ---------------

SPAIN: 4.97%
         73,593    GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                  3,357,758
         42,618    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                                           2,367,704
        218,356    TELEFONICA SA (COMMUNICATIONS)                                                                         6,274,102

                                                                                                                         11,999,564
                                                                                                                    ---------------

SWEDEN: 0.09%
         12,200    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)           221,236
                                                                                                                    ---------------

SWITZERLAND: 9.90%
         31,104    ADECCO SA (BUSINESS SERVICES)                                                                          1,796,208
         23,685    COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE STORES)                                         1,328,421
         37,851    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        3,975,289
         16,321    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    8,155,570
          5,787    ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                   1,170,103
         39,788    ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                       7,488,045

                                                                                                                         23,913,636
                                                                                                                    ---------------

UNITED KINGDOM: 5.10%
         26,750    ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                              576,514
         13,977    BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             180,999
        382,665    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         3,425,128
        299,958    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             4,116,557
        738,238    WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            4,018,132

                                                                                                                         12,317,330
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $216,793,608)                                                                                 236,555,929
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 8.85%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.85%
     21,383,063    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      21,383,063
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,383,063)                                                               21,383,063
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 2.35%
      5,673,218    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           5,673,218
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,673,218)                                                                            5,673,218
                                                                                                                    ---------------

102 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $243,849,889)*                                 109.13%                                                        $   263,612,210

OTHER ASSETS AND LIABILITIES, NET                     (9.13)                                                            (22,044,455)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   241,567,755
                                                     ------                                                         ---------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,673,218.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 103


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.13%

AUSTRALIA: 6.30%
          4,004    ABC LEARNING (SCHOOLS)                                                                           $         5,123
          3,715    AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    37,482
          9,792    ALUMINA LIMITED (METAL MINING)                                                                            51,009
          7,594    AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  49,622
         16,212    AMP LIMITED (INSURANCE CARRIERS)                                                                         116,307
            741    ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  7,876
          2,939    ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                              25,785
          4,651    ASCIANO GROUP (TRANSPORTATION SERVICES)                                                                   17,004
          1,489    ASX LIMITED (BUSINESS SERVICES)                                                                           50,895
         16,156    AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                  332,950
          7,391    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                    37,151
          1,996    BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                   26,851
          2,130    BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            23,165
         29,020    BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          949,732
          1,354    BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)<<                                                                                      16,086
          6,469    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          58,352
         11,858    BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                      19,832
          5,447    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                                  31,162
         13,462    BRAMBLES LIMITED (BUSINESS SERVICES)                                                                     122,783
          1,184    CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                        14,078
          8,707    CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                      2,387
         11,898    CENTRO RETAIL GROUP (REAL ESTATE)                                                                          3,697
         12,411    CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                     24,613
          4,085    CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)<<                               6,795
          4,494    COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                        34,910
            465    COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        23,246
         11,379    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 434,794
          7,580    COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                            9,213
          4,263    COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                 34,090
          3,850    CROWN LIMITED (MEMBERSHIP ORGANIZATIONS)<<                                                                36,944
          4,759    CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                160,531
          7,480    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              21,875
         27,703    DB RREEF TRUST (REAL ESTATE)                                                                              42,660
          1,589    DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       9,091
         11,099    FAIRFAX MEDIA LIMITED (COMMUNICATIONS)<<                                                                  35,198
         22,751    FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                           135,357
         16,903    FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                          79,092
          3,051    FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       5,284
          9,374    GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                        15,420
         18,854    GPT GROUP (REAL ESTATE)                                                                                   56,000
          4,800    HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                               17,152
          1,238    ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                         5,261
            442    INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                                     57,017
          5,284    ING INDUSTRIAL FUND (REAL ESTATE)                                                                         10,286
         15,586    INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                    52,133
          4,102    JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       23,430
          1,211    LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<              47,368
          3,112    LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                              37,684
          2,599    LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                             20,783
         16,677    MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                      13,869
          6,030    MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          17,800
          2,379    MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                         9,132
         13,297    MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                      52,376
          2,397    MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)<<                                                      115,709
         21,457    MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                       54,515

104 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
AUSTRALIA (continued)
          9,531    MIRVAC GROUP (REAL ESTATE)<<                                                                     $        35,016
         14,036    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                386,750
          3,678    NEWCREST MINING LIMITED (METAL MINING)                                                                   112,168
          6,545    ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                               38,222
          2,702    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    71,919
          7,625    ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                              63,831
         11,746    OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                 34,136
          2,616    PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                        4,829
          4,915    PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                           22,863
          2,337    PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                5,873
            294    PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                  14,469
          4,719    PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              16,086
          8,303    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    29,821
          7,630    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         154,872
          2,471    RIO TINTO LIMITED (METAL MINING)<<                                                                       276,636
          5,066    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     67,132
            832    SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                             22,583
          2,759    SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                34,670
          2,445    ST. GEORGE BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         57,449
         13,188    STOCKLAND (REAL ESTATE)                                                                                   84,247
          8,180    SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                          96,212
          4,572    TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                59,124
          9,046    TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                    28,771
         25,542    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             102,709
         12,586    TELSTRA CORPORATION LIMITED - INSTALLMENT RECEIPTS (COMMUNICATIONS)                                       32,322
          4,708    TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                           43,116
          9,438    TRANSURBAN GROUP (SOCIAL SERVICES)                                                                        56,066
          4,712    WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                            172,191
          1,256    WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      46,195
         15,263    WESTFIELD GROUP (PROPERTIES)                                                                             248,290
            471    WESTFIELD GROUP - NEW (PROPERTIES)+                                                                        7,404
         16,128    WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                    350,061
          4,166    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        207,498
         10,578    WOOLWORTHS LIMITED (FOOD STORES)                                                                         280,350
          1,292    WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                 39,520
          4,190    ZINIFEX LIMITED (METAL MINING)                                                                            38,216

                                                                                                                          7,040,574
                                                                                                                    ---------------
AUSTRIA: 0.58%
            344    ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                     18,883
            136    BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                4,472
          1,664    ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                 107,840
             55    FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                 6,628
          3,546    IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                             34,149
          3,913    IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                            42,379
             44    MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                           4,440
          2,540    MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                28,912
          1,447    OMV AG (OIL & GAS EXTRACTION)                                                                             95,628
            475    RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                          64,755
            136    RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                           5,475
          3,013    TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                       62,266
            664    VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)               47,268
          1,005    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   69,813
            255    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                        19,537
            679    WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       36,115

                                                                                                                            648,560
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 105


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
BELGIUM: 1.28%
            671    AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                         $         5,244
             59    BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 4,225
             62    BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               9,022
          1,476    BELGACOM SA (COMMUNICATIONS)                                                                              65,363
             44    COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       9,513
            140    COLRUYT SA (FOOD STORES)                                                                                  36,027
             73    COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                         4,912
            171    COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                   13,026
             14    D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              4,979
            874    DELHAIZE GROUP (FOOD STORES)                                                                              68,771
          4,638    DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                       132,167
            123    EURONAV SA (WATER TRANSPORTATION)                                                                          4,672
         18,084    FORTIS (DEPOSITORY INSTITUTIONS)                                                                         455,662
          9,100    FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                     144
            708    GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                              86,392
          1,592    INBEV NA (FOOD & KINDRED PRODUCTS)                                                                       140,096
            136    KBC ANCORA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                              13,991
          1,401    KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                 181,680
            260    MOBISTAR SA (COMMUNICATIONS)                                                                              23,561
             96    OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                              4,450
            555    SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                   70,815
          1,796    SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                            28
          1,010    UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                      35,088
          1,075    UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        55,938

                                                                                                                          1,425,766
                                                                                                                    ---------------
BERMUDA: 0.00%
             50    INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                                               83
                                                                                                                    ---------------
CHINA: 0.01%
         16,764    FOSUN INTERNATIONAL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      11,309
                                                                                                                    ---------------
DENMARK: 0.96%
             10    A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                  111,572
             63    BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                 3,935
            306    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                   39,129
            213    COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  19,458
            438    DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                     31,992
          3,928    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                144,907
          1,750    DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                      38,254
             84    EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                 7,345
            423    FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                41,867
          1,202    GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                 6,006
            314    H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                              7,844
            464    JYSKE BANK (BUSINESS SERVICES)+                                                                           31,140
            132    NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   9,502
          4,202    NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   287,345
            406    NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                   37,992
             50    ROCKWOOL INTERNATIONAL A/S (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                8,341
            510    SYDBANK (DEPOSITORY INSTITUTIONS)                                                                         18,544
            133    TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                      22,385
            257    TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                             22,580
          1,548    VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                      169,109
            220    WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                       17,583

                                                                                                                          1,076,830
                                                                                                                    ---------------

106 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
FINLAND: 1.78%
            353    AMER SPORTS OYJ (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 $         7,106
            333    CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                            16,345
          1,257    ELISA OYJ (COMMUNICATIONS)                                                                                31,395
          3,857    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                         157,164
            282    KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<                  10,863
            538    KESKO OYJ (FOOD STORES)<<                                                                                 27,817
          1,312    KONE OYJ (BUSINESS SERVICES)                                                                              53,834
          1,057    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        57,071
          1,092    NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)<<                                                            38,161
         34,026    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,076,524
            880    NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)<<                                                           37,511
            900    OKO BANK (DEPOSITORY INSTITUTIONS)                                                                        16,951
          1,353    ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)<<                                                                                                 6,365
            776    ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<             16,809
          1,038    OUTOKUMPU OYJ (METAL MINING)<<                                                                            47,212
            800    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                              38,610
          3,798    SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                           102,833
            720    SANOMAWSOY OYJ (MULTI MEDIA)<<                                                                            19,961
          5,060    STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)<<                                                                58,396
            381    TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                 9,408
          4,640    UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)<<                                                               82,411
            330    UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<                                                    7,763
            589    WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                                   39,719
          1,113    YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  31,576

                                                                                                                          1,991,805
                                                                                                                    ---------------
FRANCE: 9.86%
          1,706    ACCOR SA (METAL MINING)                                                                                  124,595
            289    AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                                32,915
          1,072    AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                    30,193
          2,065    AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                314,831
         20,424    ALCATEL SA (COMMUNICATIONS)                                                                              116,725
            843    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          182,758
            577    ATOS ORIGIN (BUSINESS SERVICES)+                                                                          32,120
         13,760    AXA SA (INSURANCE CARRIERS)                                                                              499,428
          7,046    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 710,707
          1,941    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   123,310
          1,202    CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    68,449
          5,181    CARREFOUR SA (FOOD STORES)                                                                               399,734
            372    CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                44,599
            228    CHRISTIAN DIOR SA (CHEMICALS & ALLIED PRODUCTS)                                                           25,237
            385    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      47,459
          2,444    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       199,291
            227    COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                         56,509
          1,244    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                129,858
          5,697    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             176,286
            509    DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             29,556
            162    EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               15,755
            879    ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                              76,478
          1,731    ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                            113,112
            106    EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                           13,555
         15,791    FRANCE TELECOM SA (COMMUNICATIONS)                                                                       531,012
          1,726    GAZ DE FRANCE (GAS DISTRIBUTION)                                                                         104,201

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 107


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
FRANCE (continued)
            109    GECINA SA (REAL ESTATE)                                                                          $        16,262
          3,769    GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                  337,027
            605    HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)            75,552
            170    ICADE (REAL ESTATE)                                                                                       25,298
            279    IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        25,587
            580    JCDECAUX SA (BUSINESS SERVICES)                                                                           17,050
            599    KLEPIERRE (REAL ESTATE)                                                                                   36,758
          2,137    L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                  271,389
          1,283    LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      223,134
          1,118    LAGARDERE SCA (COMMUNICATIONS)                                                                            83,593
            408    LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              12,799
          2,139    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  238,076
            502    M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                  11,175
          1,531    NATIXIS (DEPOSITORY INSTITUTIONS)                                                                         24,630
            268    NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       30,079
            274    NEUF CEGETEL (COMMUNICATIONS)                                                                             15,257
              1    NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   62
          1,108    PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 19,732
          1,517    PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                156,015
          1,336    PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              103,584
            676    PPR SA (APPAREL & ACCESSORY STORES)                                                                      100,160
          1,210    PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                        46,229
          1,602    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    177,295
          1,388    SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                     28,421
          8,837    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          662,974
          1,922    SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      248,697
          1,535    SCOR REGROUPE (INSURANCE CARRIERS)                                                                        36,642
            211    SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           13,012
            197    SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                         23,824
          3,297    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               322,824
            824    SOCIETE GENERALE NV (DEPOSITORY INSTITUTIONS)+                                                            79,290
            975    SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                           21,442
            831    SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                             51,087
          8,991    SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 590,069
            886    TECHNIP SA (OIL & GAS EXTRACTION)                                                                         69,002
            762    THALES SA (TRANSPORTATION BY AIR)                                                                         49,336
          2,034    THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                  14,129
         18,565    TOTAL SA (OIL & GAS EXTRACTION)                                                                        1,378,724
             56    TOTAL SA - CLASS B (OIL & GAS EXTRACTION)                                                                  4,159
            565    UNIBAIL (REAL ESTATE)                                                                                    145,404
            577    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       22,883
            419    VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                 101,719
          3,061    VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                 213,406
          3,582    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 258,947
         10,063    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    393,204
            143    WENDEL INVESTISSEMENT (HOLDING & OTHER INVESTMENT OFFICES)                                                17,953
            340    ZODIAC SA (TRANSPORTATION BY AIR)                                                                         16,678

                                                                                                                         11,009,242
                                                                                                                    ---------------
GERMANY: 8.90%
              2    A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                             22,145
          1,761    ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                           117,074
          3,893    ALLIANZ SE (INSURANCE CARRIERS)                                                                          771,212
            366    ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                7,720
            574    ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                  11,482
          4,241    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    571,194

108 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
GERMANY (continued)
          6,260    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)       $       501,662
          1,452    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              80,209
            770    BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                64,782
            304    BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                             26,186
            781    CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                38,667
          5,398    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 168,738
          1,328    CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                135,419
          8,125    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            694,603
          4,342    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                               491,501
          1,729    DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         278,508
          1,980    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             53,547
          6,819    DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                               208,299
            716    DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                            68,355
         24,506    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     408,169
            163    DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                            8,870
          5,385    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              996,898
            320    FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            26,649
          1,662    FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                               83,571
          1,377    GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         46,305
            105    HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              18,080
            572    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 15,361
            893    HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                 37,896
          1,556    HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                          71,928
            362    HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              33,148
          1,752    HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                     45,530
          6,532    INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                      45,890
            766    IVG IMMOBILIEN AG (REAL ESTATE)                                                                           21,429
            326    K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                     106,697
          1,044    LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             147,499
            975    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          129,516
            564    MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                69,515
          1,401    METRO AG (FOOD STORES)                                                                                   113,202
            283    MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                4,030
          1,790    MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       350,082
            770    PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                    140,747
            498    PREMIERE AG (ENTERTAINMENT)+                                                                              10,748
            715    PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                  15,465
             52    PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                 20,026
            436    Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)+                                                           43,269
            293    RHEINMETALL BERLIN (MACHINERY)                                                                            20,677
          3,850    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               473,250
            333    RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                           31,591
            359    SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                 62,453
          7,542    SAP AG (BUSINESS SERVICES)                                                                               374,832
          7,469    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           809,502
            719    SOLARWORLD AG (ENERGY)                                                                                    34,247
            345    SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                    7,653
          3,138    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                               179,538
          1,847    TUI AG (TRANSPORTATION BY AIR)                                                                            47,384
          1,367    VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                 396,324
            910    VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                       151,209
             68    WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                            13,933
            164    WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                13,127

                                                                                                                          9,937,543
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 109


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
GREECE: 0.70%
          3,469    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                          $       115,011
          1,425    COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                          66,367
          2,767    EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                        84,048
             90    FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                     3,009
            310    HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                7,361
          1,100    HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                              14,484
            620    HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)               7,576
          2,360    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                              66,991
            231    MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                         4,872
          3,524    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                     185,933
          1,950    OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                 69,514
          2,825    PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                 86,881
            900    PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                           39,358
            540    TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          22,950
            980    VIOHALCO SA (BUSINESS SERVICES)                                                                           10,150

                                                                                                                            784,505
                                                                                                                    ---------------
HONG KONG: 2.10%
          2,000    ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       14,430
         12,426    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       62,189
         18,000    BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                         18,665
         32,500    BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                  78,257
         10,000    C C LAND HOLDINGS LIMITED (MEMBERSHIP ORGANIZATIONS)<<                                                     9,585
         11,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                    21,625
         13,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               184,577
          4,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                   16,061
         11,500    CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  94,643
          9,000    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                              108,009
         18,000    FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                          24,285
          8,000    GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                3,228
          4,000    HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                     18,888
         18,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                63,719
          6,600    HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         119,489
          9,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                  63,950
         32,200    HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                              96,815
            400    HONG KONG AIRCRAFT ENGINEERG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)             6,599
         10,000    HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                               171,664
         12,000    HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                    75,784
          5,000    HOPEWELL HOLDINGS (REAL ESTATE)                                                                           18,985
         11,000    HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                  15,689
         18,000    HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                               170,340
          5,358    HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                           15,008
          5,368    KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                    32,349
          6,000    KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                21,240
          4,000    LEE & MAN PAPER MANUFACTURING LIMITED (PAPER & ALLIED PRODUCTS)<<                                          6,404
         20,200    LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     74,881
          6,000    LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                     12,751
         18,499    LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         41,026
          6,000    MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                           8,342
         12,048    MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                 41,333
         21,046    NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                       51,002
          9,000    NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              14,385
          2,200    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              12,876
         11,000    PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                     18,092
         36,000    PCCW LIMITED (COMMUNICATIONS)                                                                             22,666

110 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HONG KONG (continued)
         10,000    SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     $        26,983
         16,500    SHUI ON LAND LIMITED (REAL ESTATE)                                                                        15,456
         10,000    SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                   13,235
         13,087    SINO LAND COMPANY (REAL ESTATE)                                                                           28,250
         12,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            187,186
          7,000    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                 78,971
          2,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           10,716
          8,000    TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                 45,589
         14,000    TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION (FOOD & KINDRED PRODUCTS)<<                                   18,349
         11,625    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                54,744
          1,500    WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          22,801
          4,500    YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                         14,108

                                                                                                                          2,346,219
                                                                                                                    ---------------
IRELAND: 0.74%
          7,615    ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                         162,300
          3,298    ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                                                44,257
          8,690    BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                129,237
          4,731    CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         179,856
            419    DCC PLC (BUSINESS SERVICES)                                                                                9,889
          4,150    ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                       85,108
          8,976    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                65,378
            830    GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              4,901
            548    IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                            12,804
          2,358    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           46,087
          1,108    KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 34,723
          1,137    KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    15,168
            243    PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                          8,985
            624    RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                         17,647
          1,045    SMURFIT KAPPA GROUP PLC (PAPER & ALLIED PRODUCTS)                                                         12,571

                                                                                                                            828,911
                                                                                                                    ---------------
ITALY: 3.73%
          4,687    AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               17,223
          3,646    ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                           47,632
            608    ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)<<                                                           5,135
          9,125    ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          410,296
          2,249    ATLANTIA SPA (SOCIAL SERVICES)                                                                            67,994
            776    AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                  11,583
          9,550    BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                           42,291
          3,578    BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                  39,287
          5,618    BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                             93,041
          1,307    BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                  15,104
         37,433    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             397,136
         22,513    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        767,719
          6,139    FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                      141,988
          2,611    FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                  88,786
            563    FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                  23,323
          1,893    IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                             15,272
         66,601    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                469,480
          8,125    INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                             53,490
            502    ISTITUTO FINANZIARIO INDUSTRIALE SPA (HOLDING & OTHER INVESTMENT OFFICES)+                                13,822
            820    ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  16,609
            550    LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                         17,115
          1,178    LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        29,701

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 111


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
ITALY (continued)
          6,704    MEDIASET SPA (COMMUNICATIONS)                                                                    $        62,022
          4,311    MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                  88,410
          2,004    MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                                                     12,276
         13,583    PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                    52,217
         23,782    PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                          20,819
          1,120    PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+           23,906
          1,137    SAIPEM SPA (OIL & GAS EXTRACTION)                                                                         46,025
         35,998    SEAT PAGINE GIALLE SPA (COMMUNICATIONS)                                                                    6,229
          7,589    SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                  48,254
         53,294    TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                   88,261
         93,270    TELECOM ITALIA SPA (COMMUNICATIONS)                                                                      195,107
         10,379    TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             44,283
         80,893    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        541,494
          5,250    UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                 134,522
          7,366    UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                    21,153

                                                                                                                          4,169,005
                                                                                                                    ---------------
JAPAN: 19.48%
          3,000    77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 16,794
              1    ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                3,541
            560    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 14,860
            200    ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       3,704
          1,400    ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                36,306
          5,600    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               66,742
            900    AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  12,026
            600    AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                   16,643
            650    AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    10,440
          3,000    AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                       16,583
          1,700    AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    63,443
          6,000    AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  60,795
            200    ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                          15,710
          5,000    ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                22,020
          1,500    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       14,762
          3,000    AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            22,693
            600    AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               12,941
          3,600    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         74,217
          8,000    ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                             88,202
         10,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     52,167
            200    ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                    7,123
          1,000    ASICS CORPORATION (FOOTWEAR)                                                                              11,497
          4,300    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                               166,513
            200    AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            5,467
          2,000    BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                           24,318
         10,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                        67,917
            600    BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                28,291
          5,300    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  90,230
          1,100    BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       11,311
          9,200    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               423,636
            700    CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                        13,202
          2,100    CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   30,737
          1,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                              3,902
             14    CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                  144,663
          7,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              47,542
          1,000    CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                      9,079
          5,800    CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            144,884

112 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
JAPAN (continued)
          2,400    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                              $        27,135
            200    CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               3,397
              7    CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                             150
          2,800    CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                             23,680
            500    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            12,039
          1,000    COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               8,668
          5,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          15,700
          1,400    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      39,045
            500    CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                              11,537
          5,000    DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                            79,555
          2,000    DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          10,273
          3,000    DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       15,500
            500    DAIFUKU COMPANY LIMITED (MACHINERY)                                                                        6,395
          6,100    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             180,222
          2,300    DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             98,987
          5,000    DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      15,550
            700    DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                    36,096
          4,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 39,607
         12,000    DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                 104,013
          4,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         12,600
          4,200    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             135,674
             17    DENTSU INCORPORATED (BUSINESS SERVICES)                                                                   38,714
          2,000    DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    11,858
              7    EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   4,312
             29    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   241,182
          4,000    EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                12,199
            400    EDION CORPORATION (ELECTRONIC)                                                                             3,700
          2,200    EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       75,040
          1,280    ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                            46,100
            900    ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                      29,976
            500    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   17,907
          1,700    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          161,677
            500    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               44,091
          5,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                             20,315
          3,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    12,550
            200    FUJI SOFT INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            3,736
              5    FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                      7,374
          4,200    FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       148,736
          3,000    FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  13,543
         16,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 104,655
          7,000    FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            36,447
          5,000    FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          16,152
            300    GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     6,380
              7    GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       909
          3,000    GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              21,459
          1,000    GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                    4,213
            200    HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                     11,898
          1,000    HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                      6,701
         10,800    HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                            46,697
          9,000    HASEKO CORPORATION (RESIDENTIAL)                                                                          13,272
            300    HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                         8,848
          2,000    HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                            13,202
            300    HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       33,678
          2,000    HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                   7,444
            900    HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            16,920

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 113


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
JAPAN (continued)
            900    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                       $        22,527
            600    HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                          9,926
         29,000    HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 171,940
          1,500    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    34,836
         10,000    HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           30,096
            800    HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                       18,860
         13,500    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   385,308
            400    HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                          5,951
          3,600    HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  84,510
          1,100    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       43,258
            200    IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                     15,470
              7    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       77,949
          1,700    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<(A)                                                  19,382
         11,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)             21,298
          6,000    ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                           29,976
            500    ITO EN LIMITED (EATING & DRINKING PLACES)                                                                  8,848
         13,000    ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                   128,331
            300    ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 9,059
          3,800    J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                         24,246
            300    JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                 9,992
          7,000    JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                        18,188
            200    JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                13,242
              5    JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                         16,503
              3    JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                          34,912
              3    JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                          18,931
          3,000    JAPAN STEEL WORKS (MACHINERY)                                                                             51,134
             39    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            195,235
          5,100    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                     226,144
          2,000    JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          30,538
          6,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               30,337
          1,500    JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             33,934
          1,600    JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                              26,100
              6    K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                               4,593
          8,000    KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       22,632
          2,000    KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                        15,811
          3,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          18,750
          6,700    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           166,693
          2,000    KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                13,002
          5,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            141,703
         12,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                26,726
          5,000    KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                      48,606
             21    KDDI CORPORATION (COMMUNICATIONS)                                                                        128,301
          4,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                 27,207
          5,000    KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                27,839
          3,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         16,102
            300    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                68,981
          1,000    KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                            12,289
          1,000    KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        9,621
         14,000    KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                            50,000
          7,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  132,374
         23,000    KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               65,530
            400    KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                    3,431
          7,800    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 216,362
            800    KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               30,096

114 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
JAPAN (continued)
          4,000    KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                 $        54,334
            200    KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  4,324
          9,000    KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               55,889
          3,000    KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                           35,754
            900    KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)              33,136
          1,400    KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               117,556
          2,000    KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           19,101
          3,300    KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            80,613
            500    LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                          22,121
          1,100    LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                    17,778
            200    MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                        9,651
          1,000    MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                31,400
         14,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 101,966
          2,600    MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        27,675
          1,300    MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                                  7,356
            200    MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                           4,344
         17,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS &
                   EQUIPMENT STORES)                                                                                        368,379
          3,000    MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                             30,849
          4,000    MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                        14,165
          1,300    MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                               23,553
          2,000    MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                       12,039
          1,000    MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                       5,086
            200    MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                6,059
          6,400    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        236,276
          3,000    MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       17,456
         10,500    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    69,417
         11,700    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               353,301
         17,000    MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 147,010
         10,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          242,777
          3,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                21,338
         28,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             119,663
          1,000    MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                             12,821
         10,000    MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               43,439
         15,000    MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)+                                                 24,679
          4,000    MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                  12,801
         75,160    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    648,451
            350    MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            12,184
         15,000    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 303,973
          5,000    MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                               33,106
          6,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                              16,071
          7,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             138,975
          5,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   15,650
          9,000    MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                       108,798
         10,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)(A)                                         98,286
          7,000    MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                              42,346
          4,000    MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)(A)                                                        15,799
            700    MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       22,121
             79    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            289,276
          1,900    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                94,352
          1,800    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                      24,378
         18,000    NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       68,620
            400    NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                       7,737
          2,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                35,393
          1,000    NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                               13,002

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 115


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
JAPAN (continued)
          1,000    NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                            $         7,083
          1,000    NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                             4,805
            900    NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                         55,347
          3,000    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)<<                                                                                      79,906
            900    NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      464,085
              4    NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                 50,562
          3,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            46,378
          7,000    NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               40,239
          1,000    NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                6,069
          3,000    NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                          4,514
          2,000    NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                29,535
          7,500    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                39,727
         11,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             68,640
              8    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                 18,941
          5,000    NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  22,121
          1,000    NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              6,631
         50,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      253,311
             45    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                194,121
         10,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                      93,900
          3,000    NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                  22,873
          6,000    NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  15,770
          1,000    NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                  2,147
          1,000    NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          10,534
         19,700    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            162,849
          1,500    NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                               16,011
          7,000    NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                24,228
          1,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                  9,290
            800    NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)<<                                          26,966
            300    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   16,974
          1,400    NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     59,129
          1,000    NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                20,465
         15,400    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               230,197
            500    NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                     8,327
              2    NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                    16,212
            900    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                23,520
          4,000    NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                    30,297
          3,000    NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  20,465
             11    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                48,114
            140    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 212,079
              9    NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                           12,911
          5,000    OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     20,967
             60    OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             10,642
          5,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         37,018
          7,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       31,531
          3,000    OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                 5,778
          1,000    OKUMA CORPORATION (MACHINERY)                                                                             10,714
          1,000    OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       5,096
          2,000    OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                          60,594
          1,800    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       36,928
            400    ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          19,342
          1,000    ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                        10,213
            300    ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         13,904
            400    ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)<<                                         23,475
            810    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  110,514
         18,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             71,870

116 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
JAPAN (continued)
            400    OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                        $         4,631
            100    OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                8,437
          1,400    PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      13,904
            650    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              18,682
            500    QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                   5,162
             54    RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                     32,341
             50    RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                    83,266
          6,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                98,596
            200    RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     6,541
            900    ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                55,708
              2    ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                    2,087
            100    RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      5,799
            400    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                23,756
            700    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       16,327
          1,000    SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             4,344
         14,000    SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                  29,494
              3    SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                            20,917
          2,000    SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                       16,352
             15    SBI E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                     13,047
             81    SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)<<                                          19,486
          1,800    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                87,400
          1,800    SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                        19,051
          1,000    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                26,936
          1,000    SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                6,501
          4,000    SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 24,197
          4,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    36,998
          7,220    SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                         181,079
          9,000    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               152,949
            800    SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           23,796
            200    SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            6,009
            200    SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    17,135
            600    SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     27,568
          5,000    SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      22,974
          3,500    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         180,829
            600    SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                               6,772
          5,000    SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                   & SERVICES)                                                                                               14,547
          3,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)<<                                                           9,902
          3,000    SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  51,224
          3,000    SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     79,304
          5,000    SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           59,039
          9,000    SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                              30,337
          1,500    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                              15,169
            500    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  52,719
          6,500    SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                              117,832
         10,200    SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                           33,768
          7,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                   61,798
          8,700    SONY CORPORATION (ELECTRONIC)                                                                            346,499
              7    SONY FINANCIAL HOLDINGS INCORPORATED (MEMBERSHIP ORGANIZATIONS)                                           28,301
            500    SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)<<                                                         17,456
          1,300    STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 31,691
            900    SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                19,638
         14,000    SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           89,607
          9,200    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       121,184
          6,600    SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          83,559
          5,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                32,303

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 117


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
JAPAN (continued)
         36,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                        $       136,517
          5,000    SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                   EXCEPT FUELS)                                                                                             93,048
             57    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   375,120
          2,000    SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                             4,635
          3,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                               52,879
          1,500    SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                             11,497
            200    SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                    12,380
         11,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        75,702
          2,000    SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             25,221
            600    SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        24,679
          1,500    SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                       37,846
          1,700    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                            89,025
          7,000    TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      16,854
          8,000    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       20,385
          1,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          19,833
          2,000    TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              16,011
          1,000    TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                        9,751
          1,000    TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                    6,872
          3,000    TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                33,738
          7,300    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      365,439
            980    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                 20,744
          2,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              23,295
          1,100    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  64,998
          8,000    TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                    33,708
          1,500    TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        78,250
          1,200    THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                       26,726
          3,000    THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      19,051
          4,000    THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      19,302
          1,000    THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              17,225
            200    TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)(A)                                             3,982
          7,000    TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                    37,360
          1,000    TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          4,113
          1,000    TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                              23,475
            300    TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                               7,705
          3,700    TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            90,384
            500    TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                              13,067
          2,000    TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        14,506
            300    TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                    7,163
         10,600    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            283,397
          1,500    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                91,192
         19,000    TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             76,816
            200    TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                        3,672
            900    TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                          12,207
          2,000    TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                      13,162
         10,000    TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                               50,963
          4,000    TOKYU LAND CORPORATION (REAL ESTATE)                                                                      25,080
          2,000    TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                             17,115
          5,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                57,986
         12,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)<<                                                   77,889
         27,000    TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             180,397
          4,000    TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           13,764
          2,300    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  34,542
          2,000    TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             18,921
          1,400    TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       26,587
          1,000    TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      15,048

118 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
JAPAN (continued)
            600    TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                          $        22,572
            600    TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                     17,967
          1,600    TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                  56,822
         23,400    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              1,166,713
          1,800    TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                             38,192
          1,000    TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         39,226
          8,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                25,923
            400    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                        29,254
          2,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                19,141
          1,800    URBAN CORPORATION (REAL ESTATE)                                                                            7,657
          1,000    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  18,780
            210    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                      14,537
             15    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                      65,911
            132    YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                               68,596
            900    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   27,899
            760    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                             65,570
          1,500    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       28,682
          1,600    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   29,438
            300    YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                   12,099
          3,000    YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                43,941
          1,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  9,470
          2,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       19,001
          1,900    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       19,023
          2,000    ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             8,949

                                                                                                                         21,764,237
                                                                                                                    ---------------
KAZAKHSTAN: 0.05%
          2,824    EURASIAN NATURAL RESOURCES CORP (METAL MINING)+                                                           55,206
                                                                                                                    ---------------
LUXEMBOURG: 0.64%
          8,004    ARCELORMITTAL (PRIMARY METAL INDUSTRIES)<<                                                               655,701
            276    MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                      26,291
          1,272    SES FDR (COMMUNICATIONS)                                                                                  26,849

                                                                                                                            708,841
                                                                                                                    ---------------
NETHERLANDS: 3.70%
         12,740    AEGON NV (INSURANCE CARRIERS)                                                                            187,459
          2,369    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              190,071
          3,594    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)<<+                                      88,410
            335    CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          29,353
            758    CORPORATE EXPRESS (WHOLESALE TRADE-DURABLE GOODS)                                                          8,820
          2,855    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                       67,655
            493    FUGRO NV (OIL FIELD SERVICES)                                                                             38,286
            455    HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                             22,879
          2,118    HEINEKEN NV (EATING & DRINKING PLACES)                                                                   123,019
         16,363    ING GROEP NV (FINANCIAL SERVICES)                                                                        612,763
         15,941    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              269,286
          9,882    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                                 378,019
         10,917    KONINKLIJKE AHOLD NV (FOOD STORES)                                                                       162,015
          1,194    KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)<<                                                        57,588
            409    OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            6,961
            804    QIAGEN NV (HEALTH SERVICES)+                                                                              16,628
            460    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           21,547
          5,480    REED ELSEVIER NV (COMMUNICATIONS)                                                                        104,511

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 119


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
NETHERLANDS (continued)
         27,038    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                          $       933,125
          1,198    SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 38,640
          3,437    TNT NV (TRANSPORTATION SERVICES)                                                                         127,678
            532    TOMTOM NV (BUSINESS SERVICES)+                                                                            22,005
         14,827    UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                                                                  497,893
          1,477    VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      42,906
            108    WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     13,323
          2,585    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              68,440

                                                                                                                          4,129,280
                                                                                                                    ---------------
NEW ZEALAND: 0.12%
          7,762    AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                           13,914
          2,518    CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                15,817
          1,408    FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)               2,601
          2,652    FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           6,109
          4,229    FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)<<                                                                                           27,895
          4,036    SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                 11,709
          1,013    SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                            3,823
         16,834    TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)<<                                             49,498
          1,302    VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                 1,761

                                                                                                                            133,127
                                                                                                                    ---------------
NORWAY: 1.01%
          1,442    AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                              32,848
          6,414    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                     97,362
          4,000    DNO ASA (OIL & GAS EXTRACTION)                                                                             7,140
            254    FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                  11,622
          6,206    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                    90,427
            887    OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    6,793
          7,170    ORKLA ASA (MISCELLANEOUS RETAIL)                                                                          90,816
          1,462    PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                        36,174
          1,500    PROSAFE ASA (OIL & GAS EXTRACTION)                                                                        23,565
          1,588    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                      44,281
            219    SCHIBSTED ASA (COMMUNICATIONS)                                                                             6,537
          2,265    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                60,713
         11,103    STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                               332,708
            200    STOLT-NIELSEN SA (WATER TRANSPORTATION)                                                                    4,163
          3,662    STOREBRAND ASA (INSURANCE CARRIERS)                                                                       28,835
            616    TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             9,205
          7,293    TELENOR ASA (COMMUNICATIONS)                                                                             139,634
            600    TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                    8,731
            783    TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                             5,920
          1,600    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                            92,531

                                                                                                                          1,130,005
                                                                                                                    ---------------
PORTUGAL: 0.36%
          2,592    BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                    13,709
         15,614    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                                  50,780
          1,928    BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                         33,504
          2,550    BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                         36,434
          1,783    CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                 16,158
         16,037    ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                97,223
            983    JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                       7,899
          8,983    PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                104,379
          2,035    PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                          24,131

120 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
PORTUGAL (continued)
            794    SONAE CAPITAL (GENERAL MERCHANDISE STORES)+                                                      $         1,729
          6,350    SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                11,679

                                                                                                                            397,625
                                                                                                                    ---------------
SINGAPORE: 1.09%
          7,500    ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                  6,702
          9,000    ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     15,562
          9,000    CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                      14,516
         14,000    CAPITALAND LIMITED (REAL ESTATE)                                                                          64,586
         10,300    CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                  25,816
          4,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                   32,024
         16,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                               21,156
          7,000    COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                18,766
         10,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     130,771
          7,000    FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                         24,665
          1,000    HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                            4,991
          1,094    JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                      15,530
            400    K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          445
         10,000    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                            71,924
          3,000    KEPPEL LAND LIMITED (REAL ESTATE)                                                                         12,096
          4,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                        9,445
          5,000    OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                         7,810
         21,200    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                    124,756
          5,550    PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                12,903
          7,980    SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              23,596
          7,000    SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                        19,427
          4,600    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      52,134
          7,000    SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                            38,142
          1,000    SINGAPORE LAND LIMITED (REAL ESTATE)                                                                       4,940
          8,000    SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                           6,684
         13,000    SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               43,445
         12,000    SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                       29,467
         69,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    196,004
          4,000    SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                         5,289
         11,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   152,959
          5,000    UOL GROUP LIMITED (REAL ESTATE)                                                                           14,022
          2,000    VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       15,315
          3,000    WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                    4,773

                                                                                                                          1,220,661
                                                                                                                    ---------------
SPAIN: 4.33%
          2,239    ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                           72,962
            250    ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                66,959
          1,311    ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      36,345
          1,857    ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                  105,748
            892    ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                                                              12,250
         32,409    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             713,764
          4,210    BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)                                                            46,194
          7,357    BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                     133,571
         54,082    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)<<                                         1,077,525
          1,213    BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                                  19,246
          1,803    CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                       26,669
          5,900    CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                      40,519
          1,466    ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                             43,813
            381    FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)<<                                                                                              25,083

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 121


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SPAIN (continued)
          1,484    GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                            $        67,709
            975    GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                  60,309
            861    GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                17,521
            538    GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                      39,063
          7,507    IBERDROLA RENOVABLES (PIPELINES)+                                                                         52,266
         31,329    IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                         485,706
          4,151    IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                 18,087
            949    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                              27,328
          1,929    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                                             107,168
          4,603    MAPFRE SA (INSURANCE CARRIERS)                                                                            23,109
            808    PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  12,170
            943    RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                               57,734
          6,914    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     238,613
            710    SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                                                     24,670
            457    SOGECABLE SA (COMMUNICATIONS)<<+                                                                          20,036
         37,149    TELEFONICA SA (COMMUNICATIONS)                                                                         1,067,416
            931    UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       62,570
            958    ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                26,630
            843    ZELTIA SA (HEALTH SERVICES)<<                                                                              6,162

                                                                                                                          4,834,915
                                                                                                                    ---------------
SWEDEN: 2.37%
            792    ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  48,118
          2,687    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                48,726
          5,890    ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          100,614
          3,355    ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           52,653
            158    AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                        5,624
            263    BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                              2,988
          2,500    BOLIDEN AB (METAL MINING)                                                                                 26,612
            796    CASTELLUM AB (REAL ESTATE)                                                                                 9,712
            325    D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                               5,470
          2,155    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       35,361
            447    ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                   7,711
            881    ENIRO AB (COMMUNICATIONS)                                                                                  6,405
            670    FABEGE AB (REAL ESTATE)                                                                                    7,160
          1,433    GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  37,140
          4,080    HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                               250,629
            117    HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        2,781
            431    HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                               14,906
              1    HUSQVARNA AB A SHARES (MACHINERY)                                                                             11
          2,409    HUSQVARNA AB B SHARES (MACHINERY)                                                                         28,988
          2,000    INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                          45,020
            711    KUNGSLEDEN (REAL ESTATE)                                                                                   8,825
          2,068    LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                               28,104
            532    METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                  421
            433    MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                   30,169
            800    NOBIA AB (FURNITURE & FIXTURES)                                                                            6,900
         17,859    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      289,442
            164    ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                        10,889
          8,206    SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           142,594
          3,192    SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                              67,017
          2,707    SECURITAS AB (BUSINESS SERVICES)                                                                          35,763
          1,631    SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)                                                           4,749
          4,012    SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                       104,995
          3,340    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                        66,892

122 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SWEDEN (continued)
          3,540    SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          $        71,195
          1,592    SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                44,744
            675    SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                17,324
          4,977    SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                    90,672
          4,314    SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                               125,604
          1,500    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                     42,032
          2,125    SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                       46,313
          2,637    TELE2 AB (COMMUNICATIONS)                                                                                 49,817
        127,937    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 251,057
         19,411    TELIASONERA AB (COMMUNICATIONS)<<                                                                        155,828
            392    TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     7,818
          4,175    VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)<<                                                             62,184
          9,395    VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                              142,304
            150    WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                     3,427

                                                                                                                          2,643,708
                                                                                                                    ---------------
SWITZERLAND: 7.07%
         18,975    ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                         509,388
            815    ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            44,439
          1,154    ADECCO SA (BUSINESS SERVICES)                                                                             66,642
            587    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                 21,409
          4,514    COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE STORES)                                           253,177
          9,044    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 460,351
            383    EFG INTERNATIONAL (MEMBERSHIP ORGANIZATIONS)                                                              13,112
            340    GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            50,670
             57    GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                    56,392
          1,825    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          191,670
            926    JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                          68,254
            186    KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              2,731
            464    KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                 46,419
             15    KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                     8,330
              7    LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                            23,260
          1,495    LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       37,845
            391    LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                              51,852
          3,399    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,698,473
            207    NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                               48,149
         20,058    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              1,028,046
             56    OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                      19,708
            117    PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                   13,042
            404    PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  37,060
            193    PSP SWISS PROPERTY AG (REAL ESTATE)                                                                       13,031
             23    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                            8,801
          6,075    ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                       1,143,306
            450    SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  33,713
             41    SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                       58,955
          5,988    STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                63,717
             69    STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  19,697
             25    SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        33,053
            453    SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                              23,264
            278    SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                      74,322
            310    SWISS LIFE HOLDING (INSURANCE CARRIERS)+                                                                  86,154
          3,062    SWISS REINSURANCE (INSURANCE CARRIERS)                                                                   267,474
            199    SWISSCOM AG (COMMUNICATIONS)                                                                              68,180
            900    SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                263,720
            525    SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  73,429

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 123


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SWITZERLAND (continued)
         17,927    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             $       520,968
          1,258    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        396,173

                                                                                                                          7,898,376
                                                                                                                    ---------------
UNITED KINGDOM: 19.97%
          3,381    3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         55,694
          1,650    ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                               35,561
          1,121    AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    14,361
          1,713    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        17,627
          2,879    AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 41,339
         11,433    ANGLO AMERICAN PLC (METAL MINING)                                                                        687,085
          1,633    ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                22,719
         10,901    ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                19,038
          1,034    ARRIVA PLC (TRANSPORTATION BY AIR)                                                                        14,078
          1,476    ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                    25,632
         12,612    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            471,570
         22,641    AVIVA PLC (INSURANCE CARRIERS)                                                                           277,469
         30,370    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  292,477
          3,672    BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       34,325
         57,222    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   514,450
          2,840    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 23,306
          2,148    BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                6,416
            674    BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              14,901
         29,113    BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      674,279
         19,513    BHP BILLITON PLC (COAL MINING)                                                                           578,958
          1,822    BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             12,611
            629    BOVIS HOMES GROUP PLC (BUILDING)                                                                           7,565
        163,860    BP PLC (OIL & GAS EXTRACTION)                                                                          1,665,039
          4,818    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                              22,399
         13,085    BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                          491,074
          9,060    BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             117,325
          4,487    BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                    81,704
         10,076    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            111,285
          1,409    BRIXTON PLC (REAL ESTATE)                                                                                  9,228
         69,363    BT GROUP PLC (COMMUNICATIONS)                                                                            299,067
          2,832    BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        39,877
          3,712    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              33,188
         18,370    CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                          201,794
          5,248    CAPITA GROUP PLC (PERSONAL SERVICES)                                                                      70,665
          1,438    CARNIVAL PLC (WATER TRANSPORTATION)                                                                       57,107
          3,304    CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                      18,688
          1,890    CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                           8,683
         32,057    CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         189,751
            868    CHARTER PLC (DIVERSIFIED MANUFACTURING)                                                                   14,643
            691    CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                              8,461
          9,684    COBHAM PLC (TRANSPORTATION BY AIR)                                                                        38,438
         16,613    COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              106,248
          1,105    COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                14,563
            686    CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                 4,438
          2,419    DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                    20,752
            887    DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           8,696
            779    DE LA RUE (BUSINESS SERVICES)                                                                             13,706
         22,457    DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                     452,821
         15,384    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        19,388
          2,267    ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                        8,177
          1,821    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)(A)                                                    16,986

124 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (continued)
          4,416    ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                   $        35,166
          3,762    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                  42,072
          3,064    FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           4,241
         15,778    FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                38,704
          3,135    GALIFORM PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              4,931
          5,942    GKN PLC (TRANSPORTATION EQUIPMENT)                                                                        35,879
         47,717    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,009,513
            943    GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                   9,910
          9,967    GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                   45,051
          2,510    HAMMERSON PLC (REAL ESTATE)                                                                               55,493
         11,959    HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       27,116
         32,263    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       358,570
          8,055    HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                            41,764
        102,283    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            1,684,857
          4,501    ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             50,828
          2,692    IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          24,296
          5,903    IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                            271,561
          3,925    INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          31,315
          2,571    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    38,776
         13,267    INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              104,794
            680    INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             13,927
          6,669    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                    29,780
          3,492    INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         23,459
         28,996    ITV PLC (COMMUNICATIONS)                                                                                  36,427
         13,563    J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                 92,328
          1,883    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                         74,928
            912    KAZAKHMYS PLC (METAL MINING)                                                                              28,906
          4,683    KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       19,123
         20,410    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        53,469
          5,298    LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                          32,727
          4,023    LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                  120,482
         55,645    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           139,590
          2,183    LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                   42,263
            248    LIGHTHOUSE CALEDONIA ASA (FISHING, HUNTING & TRAPPING)+                                                      204
         48,834    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           437,100
         13,620    LOGICACMG PLC (BUSINESS SERVICES)                                                                         28,585
          1,329    LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                               31,873
            666    LONMIN PLC (METAL MINING)                                                                                 40,592
         14,384    MAN GROUP PLC (BUSINESS SERVICES)                                                                        158,292
         14,674    MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                   112,777
          5,557    MEGGITT PLC (TRANSPORTATION BY AIR)                                                                       30,411
          2,622    MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         7,207
          3,037    MONDI PLC (PAPER & ALLIED PRODUCTS)                                                                       25,190
          1,148    NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                      22,898
         22,156    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               304,064
          1,796    NEXT PLC (APPAREL & ACCESSORY STORES)                                                                     40,599
         45,007    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       98,702
          7,087    PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    95,854
          2,448    PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            37,167
          1,899    PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                        6,718
         21,521    PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                      284,249
          2,249    PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                              24,058
          2,034    RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    3,563
          5,232    RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                    289,807
          9,499    REED ELSEVIER PLC (COMMUNICATIONS)                                                                       120,842
         15,414    RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                     29,750

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 125


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (continued)
          5,981    RESOLUTION PLC (INSURANCE CARRIERS)                                                              $        81,251
         11,173    REUTERS GROUP PLC (COMMUNICATIONS)                                                                       128,611
          5,525    REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        46,766
          8,623    RIO TINTO PLC (METAL MINING)                                                                             895,552
         15,735    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                               125,852
      1,441,932    ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)+(A)                                                     2,862
         86,525    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               579,132
          4,946    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     170,504
         23,861    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                     803,149
          7,808    SABMILLER PLC (EATING & DRINKING PLACES)                                                                 171,077
         11,272    SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   42,080
            985    SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        18,337
          7,102    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       111,350
          7,543    SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                       210,181
          3,676    SEGRO PLC (REAL ESTATE)                                                                                   37,061
          4,114    SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                37,048
          2,043    SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      57,535
          2,416    SHIRE PLC (CHEMICALS & ALLIED PRODUCTS)                                                                   46,678
         19,428    SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                             23,809
          7,884    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         104,287
          3,386    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                63,174
            993    SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                         8,937
          4,401    STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                            21,137
          5,894    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         201,430
         19,067    STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                   93,184
          4,100    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 43,940
          9,604    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       35,738
         67,799    TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      509,969
          4,284    THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                           24,656
          7,797    TOMKINS PLC (BUSINESS SERVICES)                                                                           27,660
            949    TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                    20,190
          1,527    TRINITY MIRROR PLC (COMMUNICATIONS)                                                                        8,940
          4,645    TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                       23,761
            940    TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                        8,885
          6,311    TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                     82,728
         11,230    UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                   378,659
          2,075    UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                22,197
          7,785    UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 106,685
            595    VEDANTA RESOURCES PLC (METAL MINING)                                                                      24,751
        459,234    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,375,323
          1,582    WHITBREAD PLC (EATING & DRINKING PLACES)                                                                  36,640
          2,951    WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                        22,006
         10,551    WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                               57,428
          5,803    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          61,039
          9,889    WPP GROUP PLC (BUSINESS SERVICES)                                                                        117,953
          5,461    XSTRATA PLC (DIVERSIFIED MINING)                                                                         382,260
          7,155    YELL GROUP PLC (COMMUNICATIONS)                                                                           21,846

                                                                                                                         22,312,638
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $79,231,045)                                                                                  108,498,971
                                                                                                                    ---------------
RIGHTS: 0.00%
            707    ILUKA RESOURCES LIMITED RIGHTS+                                                                            1,358
            328    SONAE BONUS RIGHTS+                                                                                        2,278

TOTAL RIGHTS (COST $1,573)                                                                                                    3,636
                                                                                                                    ---------------

126 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
WARRANTS: 0.00%
          4,000    DOWA MINING WARRANTS+                                                                            $         1,111

TOTAL WARRANTS (COST $0)                                                                                                      1,111
                                                                                                                    ---------------
PREFERRED STOCKS: 0.00%
            200    ITO EN LIMITED PREFERRED<<                                                                                 2,259

TOTAL PREFERRED STOCKS (COST $3,250)                                                                                          2,259
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 3.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.04%
      3,399,214    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       3,399,214
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,399,214)                                                                 3,399,214
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 1.06%
      1,178,469    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,178,469
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,178,469)                                                                            1,178,469
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $83,813,551)*                                  101.23%                                                        $   113,083,660

OTHER ASSETS AND LIABILITIES, NET                     (1.23)                                                             (1,377,870)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   111,705,790
                                                     ------                                                         ---------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $1,178,469.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 127


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 95.98%

AUSTRALIA: 5.18%
        448,500    AWB LIMITED (AGRICULTURAL SERVICES)                                                              $     1,127,183
        430,100    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       3,879,589
        269,800    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                               1,543,531
         66,600    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                               2,544,799
        228,400    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             667,952
        481,736    METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                        1,796,257
        700,300    MINCOR RESOURCES NL (METAL MINING)                                                                     1,958,415
        845,300    PERILYA LIMITED (METAL MINING)<<                                                                         811,147
      1,067,200    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                 3,832,989
        561,900    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           2,259,492

                                                                                                                         20,421,354
                                                                                                                    ---------------
AUSTRIA: 0.69%
         39,300    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                2,729,985
                                                                                                                    ---------------
BELGIUM: 1.15%
          7,700    DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                       219,423
         99,600    FORTIS (DEPOSITORY INSTITUTIONS)                                                                       2,509,616
         40,000    TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                    1,818,096

                                                                                                                          4,547,135
                                                                                                                    ---------------
DENMARK: 1.19%
         44,400    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              1,637,951
        122,400    H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                          3,057,797

                                                                                                                          4,695,748
                                                                                                                    ---------------
FINLAND: 1.15%
         51,800    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                           2,500,002
         82,700    TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                             2,042,008

                                                                                                                          4,542,010
                                                                                                                    ---------------
FRANCE: 9.04%
            730    ARKEMA (OIL & GAS EXTRACTION)+                                                                            40,821
         76,300    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               7,696,132
         32,800    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     2,674,603
         17,400    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)              1,816,340
         74,700    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                           2,311,489
         21,200    PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            1,643,694
         27,600    RALLYE SA (GENERAL MERCHANDISE STORES)                                                                 1,746,869
         21,400    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  2,368,355
         84,300    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        6,324,397
          4,300    SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                            102,618
         17,600    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             1,723,295
         45,800    TOTAL SA (OIL & GAS EXTRACTION)                                                                        3,401,323
         28,844    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                    1,143,906
         68,000    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  2,657,047

                                                                                                                         35,650,889
                                                                                                                    ---------------
GERMANY: 10.03%
          2,825    ALLIANZ SE (INSURANCE CARRIERS)                                                                          559,639
         60,800    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                  8,188,769
         72,500    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           4,004,949
         39,000    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)<<                                                        3,334,096
         47,500    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                             5,376,849

128 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
GERMANY (continued)
        122,200    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                    $     3,304,788
         31,000    HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                     1,616,046
         64,000    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,718,697
         19,000    MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)<<                                   3,715,950
        110,800    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             6,339,325
         53,300    TUI AG (TRANSPORTATION BY AIR)<<                                                                       1,367,400

                                                                                                                         39,526,508
                                                                                                                    ---------------
GREECE: 0.16%
         10,300    DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                             617,073
                                                                                                                    ---------------
HONG KONG: 3.03%
      1,133,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)<<                                               2,227,378
        511,000    CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                           2,166,743
        853,000    HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                 5,386,976
        371,500    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                           2,174,301

                                                                                                                         11,955,398
                                                                                                                    ---------------
IRELAND: 0.75%
         79,300    ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                       1,690,138
         64,700    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,264,562

                                                                                                                          2,954,700
                                                                                                                    ---------------
ITALY: 4.05%
        167,100    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      5,698,300
        206,700    FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                    4,780,719
        175,000    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                              1,233,601
        166,200    UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                               4,258,578

                                                                                                                         15,971,198
                                                                                                                    ---------------
JAPAN: 20.31%
         24,200    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                642,145
        190,000    ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        1,917,536
         96,400    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      948,720
        244,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  1,272,873
         49,100    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                             1,901,344
        180,000    CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                   651,886
        315,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME               1,229,284
                   DEALERS)
        510,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       1,601,425
        294,900    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                        928,959
         72,500    EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    1,396,469
        350,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 1,464,185
         61,400    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         739,165
          4,500    HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           46,363
        101,800    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 2,905,508
         52,100    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                   2,310,213
        391,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                               2,847,773
        154,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                   STORES)                                                                                                3,337,079
        237,000    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                 1,566,844
         80,800    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             2,439,888
         97,000    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               1,965,690
        663,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                2,075,201
         55,500    NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                          1,277,814
        406,500    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                             2,153,210
        303,300    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          1,892,582

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 129


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
JAPAN (continued)
            426    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                        $     1,008,587
            900    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              3,882,424
        289,600    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          2,393,965
          3,300    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               4,998,997
        119,000    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             2,441,362
         28,500    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             819,146
        170,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             2,793,539
         40,000    RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               945,024
        252,000    SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    1,481,461
         31,300    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                             1,858,909
         25,200    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      587,781
        501,000    SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)<<                                                                                             2,176,294
         26,800    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               721,890
         94,500    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             955,618
        177,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          896,720
        237,200    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     3,124,434
        264,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     1,816,854
          4,000    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                 84,671
         94,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,094,843
         61,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               707,424
        234,000    TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,420,245
         87,000    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              4,337,781

                                                                                                                         80,060,125
                                                                                                                    ---------------
NETHERLANDS: 3.28%
        312,700    AEGON NV (INSURANCE CARRIERS)                                                                          4,601,070
        137,300    ING GROEP NV (FINANCIAL SERVICES)                                                                      5,141,624
         91,700    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                            1,549,060
         47,800    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                1,649,655

                                                                                                                         12,941,409
                                                                                                                    ---------------
NORWAY: 1.39%
        170,500    CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                   2,159,563
         50,000    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                    758,982
         63,600    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   926,708
         54,835    STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                             1,643,212

                                                                                                                          5,488,465
                                                                                                                    ---------------
SINGAPORE: 1.07%
        606,490    MOBILONE LIMITED (COMMUNICATIONS)                                                                        934,113
        787,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                                  1,858,222
        126,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   1,428,021

                                                                                                                          4,220,356
                                                                                                                    ---------------
SPAIN: 4.01%
         75,800    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                         1,669,393
        327,000    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           6,515,117
        152,400    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   5,259,570
         82,400    TELEFONICA SA (COMMUNICATIONS)                                                                         2,367,629

                                                                                                                         15,811,709
                                                                                                                    ---------------
SWEDEN: 3.16%
         87,600    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)<<                                                                                           1,437,431
        270,600    NORDEA AB (DEPOSITORY INSTITUTIONS)<<                                                                  4,385,634
         70,500    SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                             2,052,644

130 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SWEDEN (continued)
         22,200    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                            $       622,079
        262,000    VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)<<                                                          3,968,461

                                                                                                                         12,466,249
                                                                                                                    ---------------
SWITZERLAND: 6.07%
         37,700    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                               3,746,843
         26,300    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)<<                                              959,205
        112,200    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               5,711,117
          3,700    GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                           1,832,117
         43,700    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              2,239,785
          3,700    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                        1,415,769
          9,000    SWISSCOM AG (COMMUNICATIONS)                                                                           3,083,526
         27,200    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     790,446
          2,000    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           521,599
          7,800    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               1,722,425
          6,000    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)<<                                                    1,889,538

                                                                                                                         23,912,370
                                                                                                                    ---------------
UNITED KINGDOM: 20.27%
        175,800    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                     1,809,044
        149,000    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          5,571,199
        114,500    AVIVA PLC (INSURANCE CARRIERS)                                                                         1,403,214
        539,900    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 4,853,925
         89,600    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                735,301
        637,900    BP PLC (OIL & GAS EXTRACTION)                                                                          6,481,926
        257,000    BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              952,523
        332,100    BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                       1,596,666
      1,016,100    BT GROUP PLC (COMMUNICATIONS)                                                                          4,381,045
        181,087    DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,933,531
        390,000    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                 1,211,324
      1,057,400    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                     1,332,584
        414,000    GKN PLC (TRANSPORTATION EQUIPMENT)                                                                     2,499,841
         85,100    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,800,397
        131,200    GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                              1,471,173
        298,900    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                     3,321,968
        234,300    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            3,859,508
        172,200    JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                              372,513
        593,200    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         5,309,568
        237,100    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             434,090
      1,123,200    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    2,463,207
        315,100    PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                        701,966
        962,500    ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                          2,458,447
        255,100    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             1,707,434
        264,000    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   8,886,104
        319,900    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              3,428,384
        212,947    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      792,417
      2,709,400    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    8,114,160

                                                                                                                         79,883,459
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $373,640,790)                                                                                 378,396,140
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 7.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.41%
     29,204,017    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      29,204,017
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,204,017)                                                               29,204,017
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 131


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS: 2.29%
      9,021,416    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $     9,021,416
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,021,416)                                                                            9,021,416
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $411,866,223)*                                 105.68%                                                        $   416,621,573

OTHER ASSETS AND LIABILITIES, NET                     (5.68)                                                            (22,396,587)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   394,224,986
                                                     ------                                                         ---------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $9,021,416.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

132 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.01%

APPAREL & ACCESSORY STORES: 1.30%
         96,090    GAP INCORPORATED                                                                                 $     1,891,050
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 3.80%
         22,150    GENENTECH INCORPORATED+                                                                                1,798,137
         25,100    GENZYME CORPORATION+                                                                                   1,870,954
         36,310    GILEAD SCIENCES INCORPORATED+                                                                          1,871,054

                                                                                                                          5,540,145
                                                                                                                    ---------------
BUSINESS SERVICES: 12.91%
         49,520    ADOBE SYSTEMS INCORPORATED+                                                                            1,762,417
         56,860    BMC SOFTWARE INCORPORATED+<<                                                                           1,849,087
         71,840    CA INCORPORATED                                                                                        1,616,400
         62,540    JUNIPER NETWORKS INCORPORATED+                                                                         1,563,500
          7,200    MASTERCARD INCORPORATED CLASS A<<                                                                      1,605,528
        132,580    MICROSOFT CORPORATION                                                                                  3,762,620
         34,300    OMNICOM GROUP INCORPORATED                                                                             1,515,374
         94,600    ORACLE CORPORATION+                                                                                    1,850,376
        104,670    SUN MICROSYSTEMS INCORPORATED+                                                                         1,625,525
         99,620    SYMANTEC CORPORATION+                                                                                  1,655,684

                                                                                                                         18,806,511
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 5.03%
         50,230    CELANESE CORPORATION CLASS A                                                                           1,961,482
         35,470    ELI LILLY & COMPANY                                                                                    1,829,897
         43,220    FOREST LABORATORIES INCORPORATED+                                                                      1,729,232
         16,290    MONSANTO COMPANY                                                                                       1,816,335

                                                                                                                          7,336,946
                                                                                                                    ---------------
COMMUNICATIONS: 2.38%
         43,500    AMERICAN TOWER CORPORATION CLASS A+                                                                    1,705,635
         71,270    DIRECTV GROUP INCORPORATED+                                                                            1,766,783

                                                                                                                          3,472,418
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 1.47%
         27,080    STATE STREET CORPORATION                                                                               2,139,320
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.32%

         18,160    CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,602,983
        106,620    EL PASO CORPORATION                                                                                    1,774,157

                                                                                                                          3,377,140
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.75%
         41,160    EMERSON ELECTRIC COMPANY                                                                               2,118,094
         22,550    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                1,598,795
         73,700    XILINX INCORPORATED                                                                                    1,750,375

                                                                                                                          5,467,264
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.48%
         55,940    ACCENTURE LIMITED CLASS A                                                                              1,967,410
         22,380    JACOBS ENGINEERING GROUP INCORPORATED+                                                                 1,646,944

                                                                                                                          3,614,354
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 133


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS: 3.80%
         42,120    ARCHER DANIELS MIDLAND COMPANY                                                                   $     1,733,659
         19,210    BUNGE LIMITED<<                                                                                        1,668,965
         35,100    THE COCA-COLA COMPANY                                                                                  2,136,537

                                                                                                                          5,539,161
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.21%
         53,180    TJX COMPANIES INCORPORATED                                                                             1,758,663
                                                                                                                    ---------------
HEALTH SERVICES: 1.13%
         22,370    LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                          1,648,222
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.42%
         37,760    MCDERMOTT INTERNATIONAL INCORPORATED+                                                                  2,070,003
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 15.34%
         29,970    AGCO CORPORATION+                                                                                      1,794,604
         17,860    APPLE INCORPORATED+                                                                                    2,562,910
         24,600    DEERE & COMPANY                                                                                        1,978,824
         36,350    GAMESTOP CORPORATION CLASS A+                                                                          1,879,659
         53,700    HEWLETT-PACKARD COMPANY                                                                                2,451,942
         22,790    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            2,624,041
         42,210    MANITOWOC COMPANY INCORPORATED                                                                         1,722,168
         28,230    NATIONAL OILWELL VARCO INCORPORATED+                                                                   1,648,067
         27,750    PARKER HANNIFIN CORPORATION                                                                            1,922,243
         85,880    SEAGATE TECHNOLOGY                                                                                     1,798,327
         18,780    SPX CORPORATION                                                                                        1,970,022

                                                                                                                         22,352,807
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.36%
         26,260    ASSURANT INCORPORATED                                                                                  1,598,184
         30,600    CHUBB CORPORATION                                                                                      1,514,088
         29,650    METLIFE INCORPORATED                                                                                   1,786,709

                                                                                                                          4,898,981
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.28%
         20,790    BECTON DICKINSON & COMPANY                                                                             1,784,822
         18,570    C.R. BARD INCORPORATED<<                                                                               1,790,148
         33,910    RAYTHEON COMPANY                                                                                       2,190,925
         33,980    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 1,931,423

                                                                                                                          7,697,318
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.23%
         41,430    ST. JUDE MEDICAL INCORPORATED+                                                                         1,789,362
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.43%
         36,010    BAXTER INTERNATIONAL INCORPORATED                                                                      2,082,098
                                                                                                                    ---------------
MOTION PICTURES: 1.15%
         53,400    WALT DISNEY COMPANY                                                                                    1,675,692
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 6.18%
         16,320    APACHE CORPORATION                                                                                     1,971,782
         18,480    DEVON ENERGY CORPORATION                                                                               1,928,018
         25,500    OCCIDENTAL PETROLEUM CORPORATION                                                                       1,865,835
         53,260    SOUTHWESTERN ENERGY COMPANY+                                                                           1,794,329
         10,679    TRANSOCEAN INCORPORATED+                                                                               1,443,801

                                                                                                                          9,003,765
                                                                                                                    ---------------

134 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 1.32%
         22,700    EXXON MOBIL CORPORATION                                                                          $     1,919,966
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.24%
         26,770    NUCOR CORPORATION                                                                                      1,813,400
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.25%
         46,030    VIACOM INCORPORATED CLASS B+                                                                           1,823,709
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.08%
          3,342    CME GROUP INCORPORATED                                                                                 1,567,732
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.69%
         83,520    CORNING INCORPORATED                                                                                   2,007,821
         33,920    OWENS-ILLINOIS INCORPORATED+                                                                           1,914,106

                                                                                                                          3,921,927
                                                                                                                    ---------------
TOBACCO PRODUCTS: 2.46%
         24,420    ALTRIA GROUP INCORPORATED                                                                                542,124
         24,960    LOEWS CORPORATION - CAROLINA GROUP                                                                     1,810,848
         24,420    PHILIP MORRIS INTERNATIONAL+                                                                           1,235,896

                                                                                                                          3,588,868
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 8.49%
         22,980    BOEING COMPANY                                                                                         1,709,023
         23,250    GENERAL DYNAMICS CORPORATION                                                                           1,938,353
         27,140    GOODRICH CORPORATION                                                                                   1,560,821
         32,300    HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,822,366
         17,550    LOCKHEED MARTIN CORPORATION                                                                            1,742,715
         24,440    NORTHROP GRUMMAN CORPORATION                                                                           1,901,676
         30,600    TEXTRON INCORPORATED                                                                                   1,695,852

                                                                                                                         12,370,806
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.51%
         32,380    NIKE INCORPORATED CLASS B                                                                              2,201,840
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $134,374,992)                                                                                 141,369,468
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 4.99%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.20%
         21,103    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               21,103
         89,619    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  89,619
         80,657    DREYFUS CASH MANAGEMENT FUND                                                                              80,657
         98,581    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    98,581

                                                                                                                            289,960
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 4.79%
$       188,200    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008            187,976
         33,159    APRECO LLC                                                            2.70         04/17/2008             33,119
         35,848    APRECO LLC                                                            3.10         04/07/2008             35,829
        216,878    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008            216,540
         13,981    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008             13,961
         44,809    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008             44,765
        293,054    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $293,079)                                             3.10         04/01/2008            293,054
         44,809    BANK OF IRELAND+/-++                                                  3.06         10/14/2008             44,796

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 135


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         8,962    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $8,963)                                                         2.50%        04/01/2008    $         8,962
         35,848    BNP PARIBAS+/-                                                        3.13         08/07/2008             35,818
        112,920    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $112,930)                                             3.04         04/01/2008            112,920
        198,058    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $198,075)                                             3.08         04/01/2008            198,058
         94,996    BRYANT BANK FUNDING                                                   2.98         04/09/2008             94,933
         26,886    CAFCO LLC                                                             2.70         04/18/2008             26,851
         73,846    CAFCO LLC                                                             3.08         04/07/2008             73,808
        183,719    CHARIOT FUNDING LLC                                                   2.97         04/14/2008            183,522
        134,428    CHARTA LLC                                                            3.08         04/09/2008            134,336
        116,504    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.12         02/25/2008            104,854
         89,619    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.18         05/19/2008             80,657
        179,238    CIESCO LLC                                                            3.08         04/08/2008            179,130
        181,030    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008            181,030
        287,676    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $287,701)                              3.10         04/01/2008            287,676
        134,428    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008            134,025
         52,875    EBBETS FUNDING LLC                                                    3.65         04/01/2008             52,875
         91,411    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008             91,289
         71,695    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008             71,640
         89,619    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008             89,518
         34,951    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008             34,913
         44,809    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008             44,788
        179,238    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008            178,435
        145,003    GALLEON CAPITAL LLC                                                   2.88         04/16/2008            144,829
         71,695    GALLEON CAPITAL LLC                                                   3.10         04/18/2008             71,590
         93,204    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008             93,041
        125,466    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008            125,455
        131,740    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $131,751)                              3.00         04/01/2008            131,740
        368,333    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT
                   - 102% COLLATERALIZED (MATURITY VALUE $368,365)                       3.15         04/01/2008            368,333
         17,924    HARRIER FINANCE FUNDING LLC+/-                                        2.62         04/25/2008             17,924
        116,504    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008            116,504
         44,809    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008             44,768
        108,439    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $108,448)                                             3.10         04/01/2008            108,439
         77,072    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   - 102% COLLATERALIZED (MATURITY VALUE $77,079)                        3.04         04/01/2008             77,072
         17,924    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008             17,924
         62,733    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008             62,702
         89,619    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008             89,016
        134,428    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008            134,183
          1,434    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008              1,433
         86,034    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008             86,011
          8,290    MORGAN STANLEY+/-                                                     2.94         10/15/2008              8,286
        135,324    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $135.336)                                             3.08         04/01/2008            135,324
         76,757    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $76,762)                                              2.50         04/01/2008             76,757
         89,619    NORTHERN ROCK PLC+/-++                                                3.14         10/03/2008             89,049
        125,466    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008            125,262
         81,367    OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008             81,346
         25,989    PICAROS FUNDING LLC                                                   2.60         04/11/2008             25,971
         89,619    RANGER FUNDING CORPORATION                                            2.71         04/18/2008             89,504
         53,771    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008             53,704
         64,526    SEDNA FINANCE INCORPORATED+/-++                                       3.03         04/10/2008             64,505
         53,771    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008             53,766
         35,848    SLM CORPORATION+/-++                                                  2.94         05/12/2008             35,783

136 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        55,564    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.27%        04/03/2008    $        49,541
         89,619    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.47         02/15/2008             79,904
         10,754    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008             10,753
         89,619    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008             89,520
        112,920    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008            112,784
         53,771    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008             53,714
         30,033    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008             30,026
         89,619    TULIP FUNDING CORPORATION                                             2.88         04/21/2008             89,475
         44,809    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         10/14/2008             44,780
         44,809    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008             44,784
         26,886    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008             26,879
         89,619    VERSAILLES CDS LLC                                                    3.00         04/11/2008             89,544
         44,809    VERSAILLES CDS LLC                                                    3.45         04/08/2008             44,779
         77,072    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.44         07/28/2008             68,718
         44,809    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.47         08/07/2008             39,952
         89,619    WHITE PINE FINANCE LLC+/-++(A)(I)^^                                   5.41         02/22/2008             85,138
        215,085    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008            215,052

                                                                                                                          6,975,642
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,370,781)                                                                 7,265,602
                                                                                                                    ---------------

         SHARES
SHORT-TERM INVESTMENTS: 3.49%
      5,093,290    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           5,093,290
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,093,290)                                                                            5,093,290
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $146,839,063)*                         105.49%                                                                $   153,728,360

OTHER ASSETS AND LIABILITIES, NET             (5.49)                                                                     (8,005,552)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   145,722,808
                                             ------                                                                 ---------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,093,290.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 137


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.11%

APPAREL & ACCESSORY STORES: 1.46%
     675,800  KOHL'S CORPORATION+<<                                                                               $   28,985,062
                                                                                                                  --------------

BIOPHARMACEUTICALS: 5.80%
     899,600  GENENTECH INCORPORATED+<<                                                                               73,029,528
     566,240  GENZYME CORPORATION+                                                                                    42,207,530

                                                                                                                     115,237,058
                                                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.31%
   1,137,700  FASTENAL COMPANY<<                                                                                      52,254,561
   2,322,000  LOWE'S COMPANIES INCORPORATED<<                                                                         53,266,680

                                                                                                                     105,521,241
                                                                                                                  --------------

BUSINESS SERVICES: 17.66%
     707,700  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  29,999,403
   2,987,370  EBAY INCORPORATED+                                                                                      89,143,121
     209,400  GOOGLE INCORPORATED CLASS A+                                                                            92,234,418
   4,906,498  MICROSOFT CORPORATION<<                                                                                139,246,413

                                                                                                                     350,623,355
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 1.90%
     903,800  AMGEN INCORPORATED+                                                                                     37,760,764
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 1.12%
   1,042,800  WESTERN UNION COMPANY                                                                                   22,180,356
                                                                                                                  --------------
E-COMMERCE/SERVICES: 1.34%
     374,500  AMAZON.COM INCORPORATED+<<                                                                              26,701,850
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.56%
   4,604,343  CISCO SYSTEMS INCORPORATED+                                                                            110,918,623
   1,072,200  LINEAR TECHNOLOGY CORPORATION<<                                                                         32,905,818
   3,690,500  NOKIA OYJ ADR                                                                                          117,468,615
   1,683,300  TEXAS INSTRUMENTS INCORPORATED                                                                          47,586,891

                                                                                                                     308,879,947
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.11%
   2,380,500  PAYCHEX INCORPORATED<<                                                                                  81,555,930
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 6.14%
   1,692,460  TARGET CORPORATION<<                                                                                    85,773,873
     686,200  WAL-MART STORES INCORPORATED<<                                                                          36,149,016

                                                                                                                     121,922,889
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.97%
   1,560,500  EMC CORPORATION                                                                                         22,377,570
   2,663,570  INTEL CORPORATION                                                                                       56,414,413

                                                                                                                      78,791,983
                                                                                                                  --------------
INSURANCE CARRIERS: 2.51%
   1,153,266  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               49,878,755
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 5.77%
   2,369,410  MEDTRONIC INCORPORATED                                                                                 114,608,362
                                                                                                                  --------------

138 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
PERSONAL SERVICES: 0.98%
     682,850  CINTAS CORPORATION                                                                                  $   19,488,539
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.81%
   5,467,537  CHARLES SCHWAB CORPORATION                                                                             102,953,722
      52,000  CME GROUP INCORPORATED                                                                                  24,393,200
     626,600  FRANKLIN RESOURCES INCORPORATED                                                                         60,773,934
     965,990  GOLDMAN SACHS GROUP INCORPORATED                                                                       159,765,086
     426,700  LEGG MASON INCORPORATED<<                                                                               23,886,666
     827,300  T. ROWE PRICE GROUP INCORPORATED<<                                                                      41,365,000

                                                                                                                     413,137,608
                                                                                                                  --------------
TRANSPORTATION SERVICES: 3.67%
     738,800  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                    40,190,720
     725,700  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                   32,787,124

                                                                                                                      72,977,844
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,734,699,725)                                                                          1,948,251,543
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 11.94%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.48%
     688,609  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                688,609
   2,924,355  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 2,924,355
   2,631,919  DREYFUS CASH MANAGEMENT FUND                                                                             2,631,919
   3,216,790  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   3,216,790

                                                                                                                       9,461,673
                                                                                                                  --------------

   PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 11.46%
$  6,141,145  AMSTEL FUNDING CORPORATION                                                2.85%       04/16/2008         6,133,853
   1,082,011  APRECO LLC                                                                2.70        04/17/2008         1,080,713
   1,169,742  APRECO LLC                                                                3.10        04/07/2008         1,169,138
   7,076,939  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80        04/21/2008         7,065,930
     456,199  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00        04/18/2008           455,553
   1,462,177  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83        10/15/2008         1,460,717
   9,562,641  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $9,563,464)                                               3.10        04/01/2008         9,562,641
   1,462,177  BANK OF IRELAND+/-++                                                      3.06        10/14/2008         1,461,732
     292,436  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
              $292,456)                                                                 2.50        04/01/2008           292,436
   1,169,742  BNP PARIBAS+/-                                                            3.13        08/07/2008         1,168,790
   3,684,687  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $3,684,998)                                                         3.04        04/01/2008         3,684,687
   6,462,824  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $6,463,377)                                                         3.08        04/01/2008         6,462,824
   3,099,816  BRYANT BANK FUNDING                                                       2.98        04/09/2008         3,097,763
     877,306  CAFCO LLC                                                                 2.70        04/18/2008           876,188
   2,409,668  CAFCO LLC                                                                 3.08        04/07/2008         2,408,432
   5,994,928  CHARIOT FUNDING LLC                                                       2.97        04/14/2008         5,988,498
   4,386,532  CHARTA LLC                                                                3.08        04/09/2008         4,383,530
   3,801,661  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12        02/25/2008         3,421,495
   2,924,355  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18        05/19/2008         2,631,919
   5,848,710  CIESCO LLC                                                                3.08        04/08/2008         5,845,207
   5,907,197  CLIPPER RECEIVABLES CORPORATION                                           3.32        04/01/2008         5,907,197
   9,387,179  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $9,387,987)                                3.10        04/01/2008         9,387,179
   4,386,532  CULLINAN FINANCE CORPORATION+/-++                                         3.08        08/04/2008         4,373,377
   1,725,369  EBBETS FUNDING LLC                                                        3.65        04/01/2008         1,725,369

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 139


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,982,842  ERASMUS CAPITAL CORPORATION                                               3.00%       04/17/2008    $    2,978,865
   2,339,484  ERASMUS CAPITAL CORPORATION                                               3.09        04/10/2008         2,337,677
   2,924,355  EUREKA SECURITIZATION INCORPORATED                                        2.90        04/15/2008         2,921,057
   1,140,498  FAIRWAY FINANCE CORPORATION                                               2.80        04/15/2008         1,139,257
   1,462,177  FAIRWAY FINANCE CORPORATION                                               2.90        04/07/2008         1,461,471
   5,848,710  FIVE FINANCE INCORPORATED+/-++                                            4.50        07/09/2008         5,822,531
   4,731,606  GALLEON CAPITAL LLC                                                       2.88        04/16/2008         4,725,928
   2,339,484  GALLEON CAPITAL LLC                                                       3.10        04/18/2008         2,336,059
   3,041,329  GEMINI SECURITIZATION INCORPORATED                                        2.85        04/23/2008         3,036,032
   4,094,097  GEMINI SECURITIZATION INCORPORATED                                        3.32        04/02/2008         4,093,719
   4,298,802  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,299,160)                                               3.00        04/01/2008         4,298,802
  12,019,099  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $12,020,151)                          3.15        04/01/2008        12,019,099
     584,871  HARRIER FINANCE FUNDING LLC+/-                                            2.62        04/25/2008           584,871
   3,801,661  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90        10/16/2008         3,801,661
   1,462,177  INTESA BANK (IRELAND) PLC+/-++                                            2.61        10/24/2008         1,460,829
   3,538,470  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,538,775)                                               3.10        04/01/2008         3,538,470
   2,514,945  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $2,515,157)                                3.04        04/01/2008         2,514,945
     584,871  KESTREL FUNDING US LLC+/-                                                 2.62        04/25/2008           584,871
   2,047,048  LIBERTY STREET FUNDING CORPORATION                                        3.00        04/07/2008         2,046,025
   2,924,355  LINKS FINANCE LLC+/-++                                                    3.09        08/15/2008         2,904,697
   4,386,532  MONT BLANC CAPITAL CORPORATION                                            2.86        04/24/2008         4,378,545
      46,790  MONT BLANC CAPITAL CORPORATION                                            3.20        04/09/2008            46,756
   2,807,381  MONT BLANC CAPITAL CORPORATION                                            3.25        04/04/2008         2,806,620
     270,503  MORGAN STANLEY+/-                                                         2.94        10/15/2008           270,366
   2,504,659  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,504,833)                                               2.50        04/01/2008         2,504,659
   4,415,776  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,416,154)                                               3.08        04/01/2008         4,415,776
   2,924,355  NORTHERN ROCK PLC+/-++                                                    3.14        10/03/2008         2,905,762
   4,094,097  OLD LINE FUNDING CORPORATION                                              2.79        04/22/2008         4,087,434
   2,655,080  OLD LINE FUNDING CORPORATION                                              3.04        04/04/2008         2,654,408
     848,063  PICAROS FUNDING LLC                                                       2.60        04/11/2008           847,450
   2,924,355  RANGER FUNDING CORPORATION                                                2.71        04/18/2008         2,920,613
   1,754,613  SCALDIS CAPITAL LIMITED                                                   2.82        04/17/2008         1,752,414
   2,105,536  SEDNA FINANCE INCORPORATED+/-++                                           3.03        04/10/2008         2,104,876
   1,754,613  SHEFFIELD RECEIVABLES CORPORATION                                         3.25        04/02/2008         1,754,455
   1,169,742  SLM CORPORATION+/-++                                                      2.94        05/12/2008         1,167,633
   1,813,100  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.27        04/03/2008         1,616,560
   2,924,355  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.47        02/15/2008         2,607,355
     350,923  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85        04/03/2008           350,867
   2,924,355  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85        04/15/2008         2,921,114
   3,684,687  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10        04/15/2008         3,680,245
   1,754,613  THUNDER BAY FUNDING INCORPORATED                                          2.75        04/15/2008         1,752,737
     980,010  THUNDER BAY FUNDING INCORPORATED                                          2.80        04/04/2008           979,781
   2,924,355  TULIP FUNDING CORPORATION                                                 2.88        04/21/2008         2,919,676
   1,462,177  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84        10/14/2008         1,461,205
   1,462,177  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09        10/08/2008         1,461,347
     877,306  VARIABLE FUNDING CAPITAL CORPORATION                                      3.02        04/04/2008           877,086
   2,924,355  VERSAILLES CDS LLC                                                        3.00        04/11/2008         2,921,918
   1,462,177  VERSAILLES CDS LLC                                                        3.45        04/08/2008         1,461,197
   2,514,945  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.44        07/28/2008         2,242,325

140 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,462,177  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.47%       08/07/2008    $    1,303,677
   2,924,355  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                       5.41        02/22/2008         2,778,137
   7,018,452  YORKTOWN CAPITAL LLC                                                      2.72        04/03/2008         7,017,393

                                                                                                                     227,622,421
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $239,520,774)                                                          237,084,094
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.82%
  16,208,568  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            16,208,568

TOTAL SHORT-TERM INVESTMENTS (COST $16,208,568)                                                                       16,208,568
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,990,429,067)*                                           110.87%                                          $2,201,544,205
OTHER ASSETS AND LIABILITIES, NET                                (10.87)                                            (215,876,062)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $1,985,668,143
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $16,208,568.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 141


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 99.32%

AMUSEMENT & RECREATION SERVICES: 0.33%
         14,943    MULTIMEDIA GAMES INCORPORATED<<+                                                                 $        79,796
         26,831    WMS INDUSTRIES INCORPORATED<<+                                                                           965,111

                                                                                                                          1,044,907
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES: 0.98%
         16,138    CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                    279,833
         15,226    CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                           373,951
         22,994    CHRISTOPHER & BANKS CORPORATION<<                                                                        229,710
         29,195    DRESS BARN INCORPORATED<<+                                                                               377,783
         31,216    FINISH LINE INCORPORATED CLASS A<<                                                                       148,588
         28,172    HOT TOPIC INCORPORATED<<+                                                                                121,421
         11,750    JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                   240,875
         26,763    STAGE STORES INCORPORATED                                                                                433,561
         20,178    THE CATO CORPORATION CLASS A                                                                             301,459
         15,964    TWEEN BRANDS INCORPORATED<<+                                                                             394,949
         11,622    ZUMIEZ INCORPORATED<<+                                                                                   182,349

                                                                                                                          3,084,479
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.75%
         18,525    GYMBOREE CORPORATION<<+                                                                                  738,777
         12,191    MAIDENFORM BRANDS INCORPORATED+                                                                          198,348
         80,711    QUIKSILVER INCORPORATED<<+                                                                               791,775
         21,046    SKECHERS U.S.A. INCORPORATED CLASS A+                                                                    425,340
          9,443    VOLCOM INCORPORATED+                                                                                     190,843

                                                                                                                          2,345,083
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.21%
         10,327    LITHIA MOTORS INCORPORATED CLASS A<<                                                                     104,922
         11,869    MARINEMAX INCORPORATED<<+                                                                                147,888
         19,018    SONIC AUTOMOTIVE INCORPORATED                                                                            390,820

                                                                                                                            643,630
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.30%
          9,247    MIDAS INCORPORATED<<+                                                                                    158,956
         25,377    WRIGHT EXPRESS CORPORATION<<+                                                                            779,835

                                                                                                                            938,791
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
          7,965    M/I HOMES INCORPORATED                                                                                   135,246
         41,972    STANDARD-PACIFIC CORPORATION<<+                                                                          203,984

                                                                                                                            339,230
                                                                                                                    ---------------

BUSINESS SERVICES: 9.07%
         34,651    AARON RENTS INCORPORATED                                                                                 746,383
         28,551    ABM INDUSTRIES INCORPORATED                                                                              640,684
         14,749    ADMINISTAFF INCORPORATED                                                                                 348,224
         36,782    ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                          379,590
         19,460    AMN HEALTHCARE SERVICES INCORPORATED+                                                                    300,073
         10,250    ANSOFT CORPORATION+                                                                                      312,830
         50,633    ANSYS INCORPORATED<<+                                                                                  1,747,851
         18,300    ARBITRON INCORPORATED<<                                                                                  789,828
          8,540    BANKRATE INCORPORATED<<+                                                                                 426,061
         29,116    BLACKBAUD INCORPORATED                                                                                   706,936

142 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
         24,691    BLUE COAT SYSTEMS INCORPORATED<<+                                                                $       544,190
         35,111    BRADY CORPORATION CLASS A                                                                              1,173,761
         16,993    BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                           731,379
         19,444    CACI INTERNATIONAL INCORPORATED CLASS A+                                                                 885,674
         17,222    CAPTARIS INCORPORATED+                                                                                    76,121
         34,573    CIBER INCORPORATED+                                                                                      169,408
         28,035    COGNEX CORPORATION                                                                                       612,004
         28,471    CONCUR TECHNOLOGIES INCORPORATED<<+                                                                      884,025
         44,486    CYBERSOURCE CORPORATION<<+                                                                               649,940
         19,254    DEALERTRACK HOLDINGS INCORPORATED<<+                                                                     389,316
         37,744    EPICOR SOFTWARE CORPORATION<<+                                                                           422,733
         27,433    FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                1,477,816
         15,298    GERBER SCIENTIFIC INCORPORATED+                                                                          135,999
         15,056    GEVITY HR INCORPORATED                                                                                   130,385
         27,741    HEALTHCARE SERVICES GROUP<<                                                                              572,569
         11,167    HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                          363,263
         14,235    HMS HOLDINGS CORPORATION<<+                                                                              406,409
         56,888    INFORMATICA CORPORATION<<+                                                                               970,509
         22,210    INFOSPACE INCORPORATED+                                                                                  256,970
         17,155    JDA SOFTWARE GROUP INCORPORATED+                                                                         313,079
         11,978    LOJACK CORPORATION+                                                                                      151,402
         15,829    MANHATTAN ASSOCIATES INCORPORATED<<+                                                                     362,959
         18,880    NETWORK EQUIPMENT TECHNOLOGY INCORPORATED<<+                                                             124,042
         22,289    OMNICELL INCORPORATED+                                                                                   448,009
         22,897    ON ASSIGNMENT INCORPORATED+                                                                              145,396
         14,187    PCTEL INCORPORATED+                                                                                       96,472
         20,624    PERFICIENT INCORPORATED+                                                                                 163,755
         27,336    PHASE FORWARD INCORPORATED+                                                                              466,899
         17,710    PHOENIX TECHNOLOGIES LIMITED+                                                                            277,339
          9,800    PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                            420,322
         27,195    PROGRESS SOFTWARE CORPORATION+                                                                           813,674
         11,331    QUALITY SYSTEMS INCORPORATED<<                                                                           338,457
         17,394    RADIANT SYSTEMS INCORPORATED+                                                                            242,994
         14,509    RADISYS CORPORATION+                                                                                     146,396
         37,038    SECURE COMPUTING CORPORATION+                                                                            238,895
          8,458    SI INTERNATIONAL INCORPORATED+                                                                           162,309
         19,532    SMITH MICRO SOFTWARE INCORPORATED<<+                                                                     119,536
         36,111    SPHERION CORPORATION+                                                                                    220,999
         11,481    SPSS INCORPORATED<<+                                                                                     445,233
          7,333    STARTEK INCORPORATED+                                                                                     67,537
         13,580    STRATASYS INCORPORATED<<+                                                                                241,724
         21,116    SYKES ENTERPRISES INCORPORATED+                                                                          371,430
         10,912    SYNNEX CORPORATION+                                                                                      231,553
         49,681    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                            1,267,859
         17,947    THE KNOT INCORPORATED<<+                                                                                 210,877
         42,989    THQ INCORPORATED+                                                                                        937,160
         18,550    TRADESTATION GROUP INCORPORATED<<+                                                                       158,046
         28,342    TRUEBLUE INCORPORATED<<+                                                                                 380,916
         43,882    UNITED ONLINE INCORPORATED                                                                               463,394
         13,286    VIAD CORPORATION                                                                                         478,429
          8,667    VOLT INFORMATION SCIENCE INCORPORATED+                                                                   146,992
         29,366    WEBSENSE INCORPORATED<<+                                                                                 550,613

                                                                                                                         28,455,628
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 143


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
CASINO & GAMING: 0.16%
         38,740    PINNACLE ENTERTAINMENT INCORPORATED<<+                                                           $       495,872
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 4.18%
         28,544    ALPHARMA INCORPORATED CLASS A<<+                                                                         748,138
         16,052    ARCH CHEMICALS INCORPORATED                                                                              598,098
         22,319    ARQULE INCORPORATED<<+                                                                                    95,525
         18,753    CAMBREX CORPORATION+                                                                                     129,958
         12,384    CHATTEM INCORPORATED<<+                                                                                  821,555
         36,337    CUBIST PHARMACEUTICALS INCORPORATED<<+                                                                   669,328
         22,229    GEORGIA GULF CORPORATION<<                                                                               154,047
         37,169    HB FULLER COMPANY                                                                                        758,619
         39,397    IDEXX LABORATORIES INCORPORATED+                                                                       1,940,696
         45,225    IMMUCOR INCORPORATED+                                                                                    965,102
         10,090    MANNATECH INCORPORATED<<                                                                                  71,942
         21,241    MARTEK BIOSCIENCES CORPORATION<<+                                                                        649,337
          8,883    NEWMARKET CORPORATION                                                                                    670,222
         15,869    NOVEN PHARMACEUTICALS INCORPORATED+                                                                      142,504
         19,434    OM GROUP INCORPORATED<<+                                                                               1,059,930
         27,546    OMNOVA SOLUTIONS INCORPORATED+                                                                           109,909
         36,370    PAREXEL INTERNATIONAL CORPORATION<<+                                                                     949,257
          7,251    PENFORD CORPORATION                                                                                      157,564
         19,621    PHARMERICA CORPORATION<<+                                                                                325,120
         60,212    POLYONE CORPORATION+                                                                                     383,550
          6,610    QUAKER CHEMICAL CORPORATION                                                                              206,827
         30,759    SALIX PHARMACEUTICALS LIMITED<<+                                                                         193,167
         23,456    SCIELE PHARMA INCORPORATED<<+                                                                            457,392
          9,921    SURMODICS INCORPORATED<<+                                                                                415,491
         26,782    TRONOX INCORPORATED CLASS B                                                                              104,450
          5,423    USANA HEALTH SCIENCES INCORPORATED<<+                                                                    119,469
         13,824    ZEP INCORPORATED                                                                                         224,225

                                                                                                                         13,121,422
                                                                                                                    ---------------

COAL MINING: 1.24%
         52,026    MASSEY ENERGY COMPANY                                                                                  1,898,949
         17,174    PATRIOT COAL CORPORATION+                                                                                806,663
         26,909    PENN VIRGINIA CORPORATION<<                                                                            1,186,418

                                                                                                                          3,892,030
                                                                                                                    ---------------

COMMUNICATIONS: 1.25%
         19,520    ANIXTER INTERNATIONAL INCORPORATED<<+                                                                  1,250,061
         11,817    AUDIOVOX CORPORATION CLASS A+                                                                            126,206
         33,226    BRIGHTPOINT INCORPORATED+                                                                                277,771
         57,680    FAIRPOINT COMMUNICATIONS INCORPORATED                                                                    520,274
         29,212    GENERAL COMMUNICATION INCORPORATED CLASS A+                                                              179,362
         31,456    J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                 702,098
         48,436    LIVE NATION INCORPORATED<<+                                                                              587,529
         21,172    NOVATEL WIRELESS INCORPORATED+                                                                           204,945
         52,440    RADIO ONE INCORPORATED CLASS D+                                                                           79,709

                                                                                                                          3,927,955
                                                                                                                    ---------------

COMPUTERS-INTEGRATED SYSTEMS: 0.05%
         14,709    AGILYSYS INCORPORATED                                                                                    170,624
                                                                                                                    ---------------

144 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.93%
         50,122    CHAMPION ENTERPRISES INCORPORATED<<+                                                             $       502,724
         15,608    CHEMED CORPORATION                                                                                       658,658
         11,761    DREW INDUSTRIES INCORPORATED<<+                                                                          287,674
         42,160    EMCOR GROUP INCORPORATED+                                                                                936,374
         17,755    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                            245,552
         17,237    MATRIX SERVICE COMPANY+                                                                                  296,132

                                                                                                                          2,927,114
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 6.75%
         11,447    ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                                  217,150
         31,415    BANK MUTUAL CORPORATION                                                                                  337,397
         26,819    BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                104,862
         20,280    BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                               101,603
         24,191    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                         256,183
         37,641    BROOKLINE BANCORP INCORPORATED                                                                           432,119
         18,105    CASCADE BANCORP<<                                                                                        173,084
         18,587    CENTRAL PACIFIC FINANCIAL CORPORATION<<                                                                  350,367
         11,621    COLUMBIA BANKING SYSTEM INCORPORATED                                                                     260,078
         19,157    COMMUNITY BANK SYSTEM INCORPORATED<<                                                                     470,496
         20,623    CORUS BANKSHARES INCORPORATED<<                                                                          200,662
         16,219    DIME COMMUNITY BANCSHARES                                                                                283,508
         12,602    DOWNEY FINANCIAL CORPORATION<<                                                                           231,625
         40,813    EAST WEST BANCORP INCORPORATED                                                                           724,431
         49,028    FIRST BANCORP PUERTO RICO<<                                                                              498,124
         41,138    FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                 476,789
         19,803    FIRST FINANCIAL BANCORP<<                                                                                266,350
         31,379    FIRST MIDWEST BANCORP INCORPORATED                                                                       871,395
          8,840    FIRSTFED FINANCIAL CORPORATION<<+                                                                        240,006
         23,763    FLAGSTAR BANCORP INCORPORATED<<+                                                                         171,569
         16,398    FRANKLIN BANK CORPORATION<<+                                                                              49,686
         26,728    FRONTIER FINANCIAL CORPORATION<<                                                                         472,551
         34,831    GLACIER BANCORP INCORPORATED<<                                                                           667,710
         15,608    HANCOCK HOLDING COMPANY<<                                                                                655,848
         24,902    HANMI FINANCIAL CORPORATION                                                                              184,026
         12,881    INDEPENDENT BANK CORPORATION                                                                             133,705
         12,140    IRWIN FINANCIAL CORPORATION<<+                                                                            64,463
         15,703    JPMORGAN CHASE & COMPANY<<+                                                                              174,146
         14,079    NARA BANK NATIONAL ASSOCIATION                                                                           182,886
         51,394    NATIONAL PENN BANCSHARES INCORPORATED<<                                                                  934,857
         42,908    OLD NATIONAL BANCORP<<                                                                                   772,344
         15,947    PRIVATEBANCORP INCORPORATED<<                                                                            501,852
         24,852    PROSPERITY BANCSHARES INCORPORATED                                                                       712,258
         20,441    PROVIDENT BANKSHARES CORPORATION<<                                                                       219,546
         19,194    SIGNATURE BANK<<+                                                                                        489,447
         46,924    SOUTH FINANCIAL GROUP INCORPORATED<<                                                                     697,291
         11,517    STERLING BANCORPORATION (NEW YORK)                                                                       178,859
         47,326    STERLING BANCSHARES INCORPORATED (TEXAS)                                                                 470,420
         33,395    STERLING FINANCIAL CORPORATION                                                                           521,296
         55,554    SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                  1,131,635
         48,817    TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                               433,983
         67,504    UCBH HOLDINGS INCORPORATED                                                                               523,831
         23,236    UMB FINANCIAL CORPORATION                                                                                957,323
         38,816    UMPQUA HOLDINGS CORPORATION                                                                              602,036
         24,882    UNITED BANKSHARES INCORPORATED                                                                           663,105

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 145


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
         26,464    UNITED COMMUNITY BANKS INCORPORATED<<                                                            $       449,359
         41,853    WHITNEY HOLDING CORPORATION<<                                                                          1,037,536
         11,344    WILSHIRE BANCORP INCORPORATED                                                                             86,668
         15,219    WINTRUST FINANCIAL CORPORATION                                                                           531,904

                                                                                                                         21,168,369
                                                                                                                    ---------------

DURABLE GOODS - CONSUMER: 0.04%
         13,436    STURM, RUGER & COMPANY INCORPORATED+                                                                     110,713
                                                                                                                    ---------------

EATING & DRINKING PLACES: 1.86%
         18,865    CALIFORNIA PIZZA KITCHEN INCORPORATED<<+                                                                 247,320
         17,219    CEC ENTERTAINMENT INCORPORATED+                                                                          497,285
         35,344    CKE RESTAURANTS INCORPORATED<<                                                                           396,560
          9,713    IHOP CORPORATION<<                                                                                       465,253
         38,503    JACK IN THE BOX INCORPORATED+                                                                          1,034,576
          8,036    LANDRY'S RESTAURANTS INCORPORATED<<                                                                      130,826
         14,319    O'CHARLEYS INCORPORATED                                                                                  164,955
         15,624    P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                444,347
         13,425    PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                   325,019
         10,867    RED ROBIN GOURMET BURGERS INCORPORATED+                                                                  408,273
         12,862    RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                                  88,876
         39,302    SONIC CORPORATION<<+                                                                                     866,216
         18,416    STEAK N SHAKE COMPANY<<+                                                                                 144,934
         34,858    TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                                  341,608
         40,774    TRIARC COMPANIES INCORPORATED CLASS B                                                                    281,748

                                                                                                                          5,837,796
                                                                                                                    ---------------

EDUCATIONAL SERVICES: 0.05%
         13,547    UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                            158,906
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES: 5.06%
         16,738    ALLETE INCORPORATED<<                                                                                    646,422
         11,115    AMERICAN STATES WATER COMPANY<<                                                                          400,140
         58,144    ATMOS ENERGY CORPORATION                                                                               1,482,672
         34,266    AVISTA CORPORATION                                                                                       670,243
          6,641    CENTRAL VERMONT PUBLIC SERVICE                                                                           158,720
          8,768    CH ENERGY GROUP INCORPORATED                                                                             341,075
         38,893    CLECO CORPORATION                                                                                        862,647
         29,183    EL PASO ELECTRIC COMPANY+                                                                                623,641
         14,083    LACLEDE GROUP INCORPORATED                                                                               501,777
         27,040    NEW JERSEY RESOURCES<<                                                                                   839,592
         17,068    NORTHWEST NATURAL GAS COMPANY                                                                            741,434
         47,447    PIEDMONT NATURAL GAS COMPANY<<                                                                         1,245,958
         19,147    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                     672,251
         80,002    SOUTHERN UNION COMPANY                                                                                 1,861,639
         27,821    SOUTHWEST GAS CORPORATION                                                                                777,875
         69,002    UGI CORPORATION                                                                                        1,719,530
         16,262    UIL HOLDINGS CORPORATION                                                                                 489,974
         22,873    UNISOURCE ENERGY CORPORATION                                                                             509,153
         43,347    WASTE CONNECTIONS INCORPORATED+                                                                        1,332,487

                                                                                                                         15,877,230
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.40%
         17,125    ACTEL CORPORATION+                                                                                       262,184
         27,305    ACUITY BRANDS INCORPORATED                                                                             1,172,750
         78,158    ADAPTEC INCORPORATED+                                                                                    229,785

146 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         23,117    ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                         $       306,531
         13,985    AO SMITH CORPORATION                                                                                     459,687
          8,136    APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                    96,005
         87,449    ARRIS GROUP INCORPORATED<<+                                                                              508,953
         21,448    ATMI INCORPORATED+                                                                                       596,898
         29,726    BALDOR ELECTRIC COMPANY                                                                                  832,328
          7,666    BEL FUSE INCORPORATED CLASS B                                                                            213,575
         44,698    BENCHMARK ELECTRONICS INCORPORATED+                                                                      802,329
         16,589    C&D TECHNOLOGIES INCORPORATED<<+                                                                          83,277
          5,911    CATAPULT COMMUNICATIONS CORPORATION+                                                                      30,442
         17,662    CERADYNE INCORPORATED+                                                                                   564,478
         25,766    CHECKPOINT SYSTEMS INCORPORATED+                                                                         691,817
         15,650    COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                610,350
         21,804    CTS CORPORATION                                                                                          233,303
         10,018    CUBIC CORPORATION                                                                                        284,812
         19,597    CYMER INCORPORATED+                                                                                      510,306
         20,791    DIODES INCORPORATED<<+                                                                                   456,570
         12,001    DIONEX CORPORATION+                                                                                      923,957
         16,854    DITECH NETWORKS INCORPORATED<<+                                                                           49,551
         20,958    DSP GROUP INCORPORATED+                                                                                  267,005
         18,025    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                              297,052
         30,090    EXAR CORPORATION<<+                                                                                      247,641
         14,599    GREATBATCH INCORPORATED+                                                                                 268,768
         60,303    HARMONIC INCORPORATED+                                                                                   458,303
         17,058    HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                    271,393
         14,679    LITTELFUSE INCORPORATED+                                                                                 513,325
         19,645    MAGNETEK INCORPORATED+                                                                                    67,579
         14,741    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    82,844
         24,540    METHODE ELECTRONICS INCORPORATED                                                                         286,873
         33,391    MICREL INCORPORATED                                                                                      309,535
         50,542    MICROSEMI CORPORATION<<+                                                                               1,152,358
         27,535    MOOG INCORPORATED CLASS A<<+                                                                           1,162,231
          3,049    NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                  159,768
         13,144    PARK ELECTROCHEMICAL CORPORATION                                                                         339,772
         16,929    PERICOM SEMICONDUCTOR+                                                                                   248,518
         27,073    PHOTRONICS INCORPORATED+                                                                                 258,547
         30,030    PLEXUS CORPORATION+                                                                                      842,342
         20,261    REGAL-BELOIT CORPORATION+                                                                                742,160
         11,578    ROGERS CORPORATION+                                                                                      386,821
        104,758    SKYWORKS SOLUTIONS INCORPORATED<<+                                                                       762,638
         15,092    STANDARD MICROSYSTEMS CORPORATION<<+                                                                     440,385
          8,320    SUPERTEX INCORPORATED<<+                                                                                 169,811
         29,719    SYMMETRICOM INCORPORATED<<+                                                                              103,719
         15,539    SYNAPTICS INCORPORATED<<+                                                                                371,071
         26,436    TECHNITROL INCORPORATED                                                                                  611,465
          8,503    TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                    44,556
         27,396    TTM TECHNOLOGIES INCORPORATED+                                                                           310,123
          9,416    UNIVERSAL ELECTRONICS INCORPORATED+                                                                      227,961
         49,054    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                1,380,870
         17,131    VIASAT INCORPORATED+                                                                                     372,085
         12,379    VICOR CORPORATION                                                                                        147,805

                                                                                                                         23,225,212
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.55%
          8,805    CDI CORPORATION                                                                                          220,565
         19,884    LIFECELL CORPORATION<<+                                                                                  835,725

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 147


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
         11,955    MAXMUS INCORPORATED                                                                              $       438,868
         12,291    PHARMANET DEVELOPMENT GROUP INCORPORATED<<+                                                              310,102
         40,331    REGENERON PHARMACEUTICAL INCORPORATED+                                                                   773,952
         37,994    TETRA TECH INCORPORATED<<+                                                                               741,263
         27,351    WATSON WYATT & COMPANY HOLDINGS                                                                        1,552,169

                                                                                                                          4,872,644
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.85%
         17,000    GRIFFON CORPORATION<<+                                                                                   146,200
          7,075    GULF ISLAND FABRICATION INCORPORATED                                                                     203,194
          8,024    MATERIAL SCIENCES CORPORATION+                                                                            62,266
         22,377    MOBILE MINI INCORPORATED<<+                                                                              425,163
         12,755    NCI BUILDING SYSTEMS INCORPORATED<<+                                                                     308,671
         52,821    SHAW GROUP INCORPORATED+                                                                               2,489,982
         24,152    SIMPSON MANUFACTURING COMPANY INCORPORATED                                                               656,451
         11,239    VALMONT INDUSTRIES INCORPORATED<<                                                                        987,796
         19,144    WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                  536,606

                                                                                                                          5,816,329
                                                                                                                    ---------------
FINANCE COMPANIES: 0.03%
         17,355    REWARDS NETWORK INCORPORATED+                                                                             77,750
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.51%
          6,598    BOSTON BEER COMPANY INCORPORATED<<+                                                                      313,669
         50,576    FLOWERS FOODS INCORPORATED                                                                             1,251,756
          9,070    J & J SNACK FOODS CORPORATION                                                                            249,153
         20,173    LANCE INCORPORATED                                                                                       395,391
          8,104    PEET'S COFFEE & TEA INCORPORATED<<+                                                                      190,525
         16,785    RALCORP HOLDINGS INCORPORATED<<+                                                                         976,048
          9,941    SANDERSON FARMS INCORPORATED<<                                                                           377,857
         20,168    TREEHOUSE FOODS INCORPORATED+                                                                            461,040
         27,857    UNITED NATURAL FOODS INCORPORATED<<+                                                                     521,204

                                                                                                                          4,736,643
                                                                                                                    ---------------
FOOD STORES: 0.38%
         14,844    GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                     389,210
         19,468    PANERA BREAD COMPANY<<+                                                                                  815,515

                                                                                                                          1,204,725
                                                                                                                    ---------------
FOOTWEAR: 0.59%
         53,285    CROCS INCORPORATED<<+                                                                                    930,889
          8,406    DECKERS OUTDOOR CORPORATION<<+                                                                           906,335

                                                                                                                          1,837,224
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.32%
          7,630    BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                 94,154
         18,758    ETHAN ALLEN INTERIORS INCORPORATED                                                                       533,290
         33,233    LA-Z-BOY INCORPORATED<<                                                                                  277,163
         28,841    SELECT COMFORT CORPORATION<<+                                                                            103,828

                                                                                                                          1,008,435
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.47%
         25,552    CABELA'S INCORPORTED<<+                                                                                  361,816
         32,776    CASEY'S GENERAL STORES INCORPORATED<<                                                                    740,738

148 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
GENERAL MERCHANDISE STORES (continued)
         26,046    FRED'S INCORPORATED                                                                              $       266,972
         16,693    STEIN MART INCORPORATED<<+                                                                                93,815

                                                                                                                          1,463,341
                                                                                                                    ---------------
HEALTH SERVICES: 2.40%
         17,109    AMEDISYS INCORPORATED<<+                                                                                 673,068
         20,280    AMSURG CORPORATION+                                                                                      480,230
         20,627    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   255,156
         16,070    CRYOLIFE INCORPORATED+                                                                                   151,058
         20,223    ENZO BIOCHEM INCORPORATED+                                                                               183,827
         18,127    GENTIVA HEALTH SERVICES INCORPORATED+                                                                    394,444
         23,211    HEALTHWAYS INCORPORATED<<+                                                                               820,277
         20,956    INVENTIV HEALTH INCORPORATED<<+                                                                          603,742
         11,948    LCA-VISION INCORPORATED<<                                                                                149,344
          9,312    LHC GROUP INCORPORATED<<+                                                                                156,442
         13,865    MATRIA HEALTHCARE INCORPORATED+                                                                          309,190
          8,805    MEDCATH CORPORATION+                                                                                     160,251
         20,395    NAUTILUS GROUP INCORPORATED<<                                                                             67,100
         21,140    ODYSSEY HEALTHCARE INCORPORATED+                                                                         190,260
         31,361    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  2,113,731
         11,658    REHABCARE GROUP INCORPORATED+                                                                            174,870
         28,953    SUNRISE SENIOR LIVING INCORPORATED<<+                                                                    645,073

                                                                                                                          7,528,063
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.62%
          8,539    4KIDS ENTERTAINMENT INCORPORATED+                                                                         83,426
         20,802    ACADIA REALTY TRUST                                                                                      502,368
         42,396    BIOMED REALTY TRUST INCORPORATED                                                                       1,012,840
         30,567    COLONIAL PROPERTIES TRUST<<                                                                              735,136
          4,323    DEERFIELD CAPITAL CORPORATION                                                                              6,096
         61,256    DIAMONDROCK HOSPITALITY                                                                                  776,114
         15,385    EASTGROUP PROPERTIES INCORPORATED                                                                        714,787
         19,500    ENTERTAINMENT PROPERTIES TRUST                                                                           961,935
         16,494    ESSEX PROPERTY TRUST INCORPORATED                                                                      1,879,986
         21,084    HOME PROPERTIES INCORPORATED<<                                                                         1,011,821
         37,858    INLAND REAL ESTATE CORPORATION                                                                           575,820
         21,259    KILROY REALTY CORPORATION                                                                              1,044,029
         18,730    KITE REALTY GROUP TRUST                                                                                  262,220
         13,112    LTC PROPERTIES INCORPORATED                                                                              337,110
         41,826    MEDICAL PROPERTIES TRUST INCORPORATED<<                                                                  473,470
         16,660    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                         830,334
         46,883    NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                              1,033,770
          9,839    PARKWAY PROPERTIES INCORPORATED                                                                          363,649
          9,895    PS BUSINESS PARKS INCORPORATED                                                                           513,551
         14,068    SOVRAN SELF STORAGE INCORPORATED                                                                         600,844
         20,256    TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                             779,248

                                                                                                                         14,498,554
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.08%
         14,111    HAVERTY FURNITURE COMPANIES INCORPORATED<<                                                               150,141
         19,457    TUESDAY MORNING CORPORATION<<+                                                                           100,787

                                                                                                                            250,928
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 149


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.14%
         13,737    MARCUS CORPORATION                                                                               $       263,750
          9,130    MONARCH CASINO & RESORT INCORPORATED+                                                                    161,692

                                                                                                                            425,442
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.09%
         12,395    ASTEC INDUSTRIES INCORPORATED+                                                                           480,430
         66,089    AXCELIS TECHNOLOGIES INCORPORATED+                                                                       370,098
         11,444    BLACK BOX CORPORATION                                                                                    353,047
         32,126    BRIGGS & STRATTON CORPORATION<<                                                                          575,055
         42,376    BROOKS AUTOMATION INCORPORATED+                                                                          411,895
          5,886    CASCADE CORPORATION                                                                                      290,239
         17,667    DRIL-QUIP INCORPORATED+                                                                                  820,985
         13,981    ENPRO INDUSTRIES INCORPORATED+                                                                           436,067
         34,312    GARDNER DENVER INCORPORATED+                                                                           1,272,975
         13,945    INTEVAC INCORPORATED+                                                                                    180,588
         17,982    KAYDON CORPORATION<<                                                                                     789,590
         34,496    KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                               164,891
         39,143    LENNOX INTERNATIONAL INCORPORATED                                                                      1,407,974
          7,650    LINDSAY MANUFACTURING COMPANY<<                                                                          783,896
          9,462    LUFKIN INDUSTRIES INCORPORATED                                                                           603,865
         52,992    MICROS SYSTEMS INCORPORATED<<+                                                                         1,783,711
         12,051    NATCO GROUP INCORPORATED<<+                                                                              563,384
         22,833    NETGEAR INCORPORATED+                                                                                    455,518
         11,477    PLANAR SYSTEMS INCORPORATED+                                                                              46,023
         22,286    ROBBINS & MYERS INCORPORATED                                                                             727,638
         16,770    SCANSOURCE INCORPORATED+                                                                                 606,906
         24,214    TORO COMPANY                                                                                           1,002,217
         15,105    ULTRATECH INCORPORATED+                                                                                  145,159
         15,911    WATSCO INCORPORATED<<                                                                                    659,034
         38,324    WOODWARD GOVERNOR COMPANY                                                                              1,024,017

                                                                                                                         15,955,202
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.24%
         23,756    HILB, ROGAL & HAMILTON COMPANY                                                                           747,601
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.45%
         34,571    AMERIGROUP CORPORATION<<+                                                                                944,825
         28,221    CENTENE CORPORATION                                                                                      393,401
         27,756    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              811,308
         24,037    HEALTHEXTRAS INCORPORATED+                                                                               597,079
         10,471    INFINITY PROPERTY & CASUALTY CORPORATION                                                                 435,594
          9,922    LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                               391,621
          9,192    MOLINA HEALTHCARE INCORPORATED<<+                                                                        224,469
         37,742    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                         1,215,292
         13,944    PRESIDENTIAL LIFE CORPORATION                                                                            243,183
         20,815    PROASSURANCE CORPORATION+                                                                              1,120,471
         11,720    RLI CORPORATION                                                                                          580,960
         10,461    SAFETY INSURANCE GROUP INCORPORATED                                                                      357,034
          5,079    SCPIE HOLDINGS INCORPORATED+                                                                             139,926
         34,819    SELECTIVE INSURANCE GROUP INCORPORATED                                                                   831,478
         11,655    STEWART INFORMATION SERVICES CORPORATION                                                                 326,223
          8,617    THE NAVIGATORS GROUP INCORPORATED+                                                                       468,765
         13,037    TOWER GROUP INCORPORATED                                                                                 328,141
          8,004    TRIAD GUARANTY INCORPORATED<<+                                                                            40,020
         14,021    UNITED FIRE & CASUALTY COMPANY                                                                           524,385
         23,984    ZENITH NATIONAL INSURANCE CORPORATION<<                                                                  860,066

                                                                                                                         10,834,241
                                                                                                                    ---------------

150 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
LEATHER & LEATHER PRODUCTS: 0.33%
         28,597    BROWN SHOE COMPANY INCORPORATED                                                                  $       430,957
         14,734    GENESCO INCORPORATED<<+                                                                                  340,503
         17,298    K-SWISS INCORPORATED                                                                                     273,654

                                                                                                                          1,045,114
                                                                                                                    ---------------
LEGAL SERVICES: 0.07%
          5,464    PRE-PAID LEGAL SERVICES INCORPORATED+                                                                    231,728
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.29%
          6,810    DELTIC TIMBER CORPORATION                                                                                379,317
          4,393    SKYLINE CORPORATION                                                                                      122,213
         12,230    UNIVERSAL FOREST PRODUCTS                                                                                393,806

                                                                                                                            895,336
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.24%
         14,009    ABAXIS INCORPORATED<<+                                                                                   324,589
         46,824    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                        664,433
          8,657    ANALOGIC CORPORATION                                                                                     576,037
         17,183    ARTHROCARE CORPORATION<<+                                                                                573,053
         15,440    BIOLASE TECHNOLOGY INCORPORATED<<+                                                                        47,710
         14,902    COHU INCORPORATED                                                                                        242,158
         18,501    CONMED CORPORATION+                                                                                      474,366
         29,078    COOPER COMPANIES INCORPORATED                                                                          1,001,156
         14,515    CYBERONICS INCORPORATED<<+                                                                               210,468
          8,383    DATASCOPE CORPORATION                                                                                    347,308
         19,006    ESTERLINE TECHNOLOGIES CORPORATION<<+                                                                    957,332
         10,769    FARO TECHNOLOGIES INCORPORATED+                                                                          335,777
         23,552    FEI COMPANY<<+                                                                                           514,140
         88,712    FLIR SYSTEMS INCORPORATED<<+                                                                           2,669,344
         29,818    FOSSIL INCORPORATED+                                                                                     910,642
         16,560    HAEMONETICS CORPORATION<<+                                                                               986,645
          7,912    ICU MEDICAL INCORPORATED+                                                                                227,628
         11,927    INTEGRA LIFESCIENCES HOLDINGS<<+                                                                         518,467
         53,464    ION GEOPHYSICAL CORPORATION<<+                                                                           737,803
         19,825    ITRON INCORPORATED<<+                                                                                  1,788,810
          8,923    KEITHLEY INSTRUMENTS INCORPORATED                                                                         86,553
          7,708    KENSEY NASH CORPORATION+                                                                                 223,147
         43,873    KOPIN CORPORATION+                                                                                       116,702
         21,806    MENTOR CORPORATION<<                                                                                     560,850
         25,905    MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                      866,004
         17,649    MERIT MEDICAL SYSTEMS INCORPORATED+                                                                      279,384
         29,612    MKS INSTRUMENTS INCORPORATED<<+                                                                          633,697
         11,391    MTS SYSTEMS CORPORATION                                                                                  367,474
         23,227    NEWPORT CORPORATION<<+                                                                                   259,446
         11,457    OSTEOTECH INCORPORATED+                                                                                   54,421
         11,852    PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                             178,965
         11,466    PHOTON DYNAMICS INCORPORATED+                                                                            121,540
         19,710    RUDOLPH TECHNOLOGIES INCORPORATED+                                                                       192,567
         17,033    SONIC SOLUTIONS<<+                                                                                       164,368
         22,903    SYMMETRY MEDICAL INCORPORATED<<+                                                                         380,190
         22,827    TELEDYNE TECHNOLOGIES INCORPORATED+                                                                    1,072,869
         21,504    THERAGENICS CORPORATION+                                                                                  84,726
         78,313    TRIMBLE NAVIGATION LIMITED+                                                                            2,238,969
         20,596    VEECO INSTRUMENTS INCORPORATED<<+                                                                        342,511
          5,152    VITAL SIGNS INCORPORATED                                                                                 260,949
         18,914    X-RITE INCORPORATED+                                                                                     112,917

                                                                                                                         22,706,115
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 151


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.37%
         20,706    INVACARE CORPORATION                                                                             $       461,330
         41,795    PSS WORLD MEDICAL INCORPORATED<<+                                                                        696,305

                                                                                                                          1,157,635
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.14%
         14,382    AMCOL INTERNATIONAL CORPORATION<<                                                                        449,150
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.90%
         46,402    CENTRAL GARDEN & PET COMPANY CLASS A+                                                                    206,025
         21,816    DAKTRONICS INCORPORATED<<                                                                                390,725
         40,232    HILLENBRAND INCORPORATED                                                                                 889,127
         18,501    JAKKS PACIFIC INCORPORATED+                                                                              510,073
         10,657    LYDALL INCORPORATED+                                                                                     122,023
         11,600    RC2 CORPORATION+                                                                                         243,252
         10,805    RUSS BERRIE & COMPANY INCORPORATED+                                                                      151,918
         22,750    SHUFFLE MASTER INCORPORATED<<+                                                                           121,713
          8,071    STANDEX INTERNATIONAL CORPORATION                                                                        180,306

                                                                                                                          2,815,162
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.21%
         14,169    BIG 5 SPORTING GOODS CORPORATION<<                                                                       124,262
         10,192    BLUE NILE INCORPORATED<<+                                                                                551,897
         18,879    CASH AMERICA INTERNATIONAL INCORPORATED                                                                  687,196
         19,696    HIBBETT SPORTS INCORPORATED<<+                                                                           304,106
         16,112    JO ANN STORES INCORPORATED<<+                                                                            237,330
         20,481    LONGS DRUG STORES CORPORATION                                                                            869,623
         12,477    NORTH AMERICAN WATCH CORPORATION                                                                         243,177
         26,275    SPECTRUM BRANDS INCORPORATED<<+                                                                          120,077
         10,509    STAMPS.COM INCORPORATED+                                                                                 107,822
         27,629    ZALE CORPORATION<<+                                                                                      545,949

                                                                                                                          3,791,439
                                                                                                                    ---------------
MOTION PICTURES: 0.16%
         20,855    AVID TECHNOLOGY INCORPORATED<<+                                                                          507,611
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.29%
         16,265    ARKANSAS BEST CORPORATION<<                                                                              518,203
         18,618    FORWARD AIR CORPORATION                                                                                  659,822
         36,669    HEARTLAND EXPRESS INCORPORATED<<                                                                         522,900
         33,940    LANDSTAR SYSTEM INCORPORATED                                                                           1,770,310
         18,315    OLD DOMINION FREIGHT LINE+                                                                               582,966

                                                                                                                          4,054,201
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.28%
         16,460    FINANCIAL FEDERAL CORPORATION                                                                            358,993
         17,673    FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                              182,562
         10,942    WORLD ACCEPTANCE CORPORATION<<+                                                                          348,503

                                                                                                                            890,058
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 6.27%
         17,839    ATWOOD OCEANICS INCORPORATED<<+                                                                        1,636,193
         14,548    BASIC ENERGY SERVICES INCORPORATED+                                                                      321,220
         63,193    CABOT OIL & GAS CORPORATION                                                                            3,212,732
         59,253    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             1,866,470
         35,600    OCEANEERING INTERNATIONAL INCORPORATED+                                                                2,242,800
          9,632    PETROLEUM DEVELOPMENT CORPORATION+                                                                       667,209

152 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (continued)
         27,976    PETROQUEST ENERGY INCORPORATED+                                                                  $       485,104
         32,163    PIONEER DRILLING COMPANY<<+                                                                              512,357
         14,597    SEACOR HOLDINGS INCORPORATED<<+                                                                        1,246,000
         40,733    ST. MARY LAND & EXPLORATION COMPANY                                                                    1,568,221
         18,289    STONE ENERGY CORPORATION+                                                                                956,698
         10,167    SUPERIOR WELL SERVICES<<+                                                                                222,352
         19,547    SWIFT ENERGY COMPANY<<+                                                                                  879,420
         48,124    TETRA TECHNOLOGIES INCORPORATED+                                                                         762,284
         30,470    UNIT CORPORATION+                                                                                      1,726,126
         19,941    W-H ENERGY SERVICES INCORPORATED+                                                                      1,372,938

                                                                                                                         19,678,124
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.58%
         25,377    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       283,207
         12,934    CHESAPEAKE CORPORATION+                                                                                   62,213
          9,663    NEENAH PAPER INCORPORATED                                                                                249,112
         21,620    ROCK-TENN COMPANY CLASS A                                                                                647,951
         10,013    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                            231,701
          8,170    STANDARD REGISTER COMPANY                                                                                 63,644
         32,479    WAUSAU PAPER CORPORATION                                                                                 268,277

                                                                                                                          1,806,105
                                                                                                                    ---------------
PERSONAL SERVICES: 0.47%
          6,314    ANGELICA CORPORATION                                                                                     113,273
         17,928    COINSTAR INCORPORATED+                                                                                   504,494
          3,438    CPI CORPORATION                                                                                           59,374
         12,892    G & K SERVICES INCORPORATED CLASS A                                                                      459,084
          9,226    UNIFIRST CORPORATION                                                                                     342,192

                                                                                                                          1,478,417
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.40%
         27,144    HEADWATERS INCORPORATED<<+                                                                               358,029
         10,956    WD-40 COMPANY                                                                                            364,287
         18,475    WORLD FUEL SERVICES CORPORATION                                                                          518,593

                                                                                                                          1,240,909
                                                                                                                    ---------------
PHARMACEUTICALS: 0.43%
          8,309    KENDLE INTERNATIONAL INCORPORATED<<+                                                                     373,240
         28,388    SAVIENT PHARMACEUTICALS INCORPORATED<<+                                                                  567,760
         45,207    VIROPHARMA INCORPORATED<<+                                                                               404,151

                                                                                                                          1,345,151
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 2.53%
         28,521    BELDEN CDT INCORPORATED                                                                                1,007,362
         13,178    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                 338,279
         18,819    CENTURY ALUMINUM COMPANY+                                                                              1,246,571
         28,902    CURTISS-WRIGHT CORPORATION                                                                             1,198,855
         19,318    GIBRALTAR INDUSTRIES INCORPORATED                                                                        226,600
         23,975    MUELLER INDUSTRIES INCORPORATED                                                                          691,679
         24,107    QUANEX CORPORATION                                                                                     1,247,296
         14,964    RTI INTERNATIONAL METALS INCORPORATED<<+                                                                 676,522
         17,677    TEXAS INDUSTRIES INCORPORATED<<                                                                        1,062,564
         13,905    TREDEGAR CORPORATION                                                                                     253,210

                                                                                                                          7,948,938
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 153


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.25%
         11,365    AH BELO CORPORATION                                                                              $       129,902
         17,004    BOWNE & COMPANY INCORPORATED                                                                             259,311
          7,155    CONSOLIDATED GRAPHICS INCORPORATED+                                                                      401,038

                                                                                                                            790,251
                                                                                                                    ---------------
REAL ESTATE: 0.29%
         23,012    FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                 573,229
         16,993    MERITAGE CORPORATION<<+                                                                                  328,305

                                                                                                                            901,534
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 1.06%
         42,927    EXTRA SPACE STORAGE INCORPORATED                                                                         694,988
         39,636    LEXINGTON CORPORATE PROPERTIES TRUST                                                                     571,155
         25,404    PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                619,604
         61,339    SENIOR HOUSING PROPERTIES TRUST                                                                        1,453,734

                                                                                                                          3,339,481
                                                                                                                    ---------------
RESTAURANTS: 0.08%
          9,940    BUFFALO WILD WINGS INCORPORATED<<+                                                                       243,530
                                                                                                                    ---------------
RETAIL, TRADE & SERVICES: 0.25%
         33,836    MEN'S WEARHOUSE INCORPORATED                                                                             787,364
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
         18,068    A. SCHULMAN INCORPORATED                                                                                 370,936
         20,762    WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                918,303

                                                                                                                          1,289,239
                                                                                                                    ---------------
S&L THRIFTS-SOUTHERN US: 0.08%
         22,950    GUARANTY FINANCIAL GROUP INCORPORATED<<+                                                                 243,729
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.82%
         28,222    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                              1,303,292
         34,975    LABRANCHE & COMPANY INCORPORATED<<+                                                                      152,141
         28,518    OPTIONSXPRESS HOLDINGS INCORPORATED                                                                      590,608
         10,123    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    343,777
         14,344    SWS GROUP INCORPORATED                                                                                   175,427

                                                                                                                          2,565,245
                                                                                                                    ---------------
SOCIAL SERVICES: 0.09%
         16,408    RES-CARE INCORPORATED+                                                                                   281,397
                                                                                                                    ---------------
SOFTWARE: 0.28%
         20,072    EPIQ SYSTEMS INCORPORATED<<+                                                                             311,517
         12,650    MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                             573,804

                                                                                                                            885,321
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.47%
         18,814    APOGEE ENTERPRISES INCORPORATED                                                                          289,736
         15,315    CABOT MICROELECTRONICS CORPORATION<<+                                                                    492,377
         13,191    CARBO CERAMICS INCORPORATED<<                                                                            528,959
          9,406    LIBBEY INCORPORATED                                                                                      158,397

                                                                                                                          1,469,469
                                                                                                                    ---------------

154 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
TEXTILE MILL PRODUCTS: 0.72%
         17,020    ALBANY INTERNATIONAL CORPORATION CLASS A                                                         $       615,103
         36,178    INTERFACE INCORPORATED                                                                                   508,301
          9,025    OXFORD INDUSTRIES INCORPORATED<<                                                                         203,333
         32,533    WOLVERINE WORLD WIDE INCORPORATED                                                                        943,782

                                                                                                                          2,270,519
                                                                                                                    ---------------
TEXTILES - PRODUCTS: 0.21%
         37,095    ICONIX BRAND GROUP INCORPORATED+                                                                         643,598
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.11%
         57,513    ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                 347,379
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.67%
          6,912    AIR METHODS CORPORATION+                                                                                 334,333
         15,449    BRISTOW GROUP INCORPORATED+                                                                              829,148
         23,683    FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                59,918
         17,373    MESA AIR GROUP INCORPORATED+                                                                              40,827
         39,216    SKYWEST INCORPORATED                                                                                     828,242

                                                                                                                          2,092,468
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.28%
         24,519    AAR CORPORATION+                                                                                         668,633
          7,766    ARCTIC CAT INCORPORATED                                                                                   56,614
         33,208    CLARCOR INCORPORATED                                                                                   1,180,544
         41,532    FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                    191,047
         36,518    GENCORP INCORPORATED<<+                                                                                  375,770
         14,938    GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                        350,744
         14,931    HORNBECK OFFSHORE<<+                                                                                     681,899
         19,378    MONACO COACH CORPORATION                                                                                 183,703
         37,766    ORBITAL SCIENCES CORPORATION+                                                                            910,161
         21,731    POLARIS INDUSTRIES INCORPORATED<<                                                                        891,188
         21,084    SPARTAN MOTORS INCORPORATED<<                                                                            178,371
          7,740    STANDARD MOTOR PRODUCTS INCORPORATED                                                                      47,369
         14,975    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                         310,731
         10,799    TRIUMPH GROUP INCORPORATED                                                                               614,787
         19,841    WABASH NATIONAL CORPORATION                                                                              178,371
         18,738    WINNEBAGO INDUSTRIES INCORPORATED<<                                                                      316,672

                                                                                                                          7,136,604
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.26%
         24,325    HUB GROUP INCORPORATED CLASS A+                                                                          800,049
                                                                                                                    ---------------
WATER TRANSPORTATION: 0.63%
         34,726    KIRBY CORPORATION+                                                                                     1,979,382
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.57%
         25,912    HAIN CELESTIAL GROUP INCORPORATED<<+                                                                     764,404
         18,189    MYERS INDUSTRIES INCORPORATED                                                                            238,822
          8,483    NASH FINCH COMPANY<<                                                                                     288,252
         22,997    PERFORMANCE FOOD GROUP COMPANY+                                                                          751,542
          7,328    PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                  159,970
         11,142    SCHOOL SPECIALTY INCORPORATED+                                                                           351,419
         14,159    SPARTAN STORES INCORPORATED                                                                              295,215
         11,698    THE ANDERSONS INCORPORATED<<                                                                             521,848
         21,103    TRACTOR SUPPLY COMPANY+                                                                                  833,991
         15,109    UNITED STATIONERS INCORPORATED<<+                                                                        720,699

                                                                                                                          4,926,162
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 155


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS: 2.39%
         10,571    A.M. CASTLE & COMPANY                                                                            $       285,417
         23,436    APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                             700,502
         29,397    BARNES GROUP INCORPORATED<<                                                                              674,661
         18,991    BUILDING MATERIALS HOLDINGS CORPORATION<<+                                                                83,181
         16,605    DIGI INTERNATIONAL INCORPORATED+                                                                         191,622
         31,493    INSIGHT ENTERPRISES INCORPORATED+                                                                        551,128
         16,274    KAMAN CORPORATION CLASS A                                                                                460,391
         37,261    KNIGHT TRANSPORTATION INCORPORATED<<                                                                     613,316
          2,699    LAWSON PRODUCTS INCORPORATED                                                                              74,357
         73,896    LKQ CORPORATION<<+                                                                                     1,660,426
         26,454    OWENS & MINOR INCORPORATED                                                                             1,040,700
         26,838    PEP BOYS-MANNY, MOE & JACK<<                                                                             267,306
         30,846    POOL CORPORATION<<                                                                                       582,672
         22,082    TYLER TECHNOLOGIES INCORPORATED<<+                                                                       308,706

                                                                                                                          7,494,385
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $298,928,001)                                                                                 311,550,412
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 35.71%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.43%
        325,319    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              325,319
      1,381,552    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                               1,381,552
      1,243,396    DREYFUS CASH MANAGEMENT FUND                                                                           1,243,396
      1,519,707    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,519,707

                                                                                                                          4,469,974
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 34.28%
$     2,901,258    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008          2,897,813
        511,174    APRECO LLC                                                            2.70         04/17/2008            510,561
        552,621    APRECO LLC                                                            3.10         04/07/2008            552,335
      3,343,355    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008          3,338,154
        215,522    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008            215,217
        690,776    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008            690,086
      4,517,674    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY  VALUE $4,518,063)                                          3.10         04/01/2008          4,517,674
        690,776    BANK OF IRELAND+/-++                                                  3.06         10/14/2008            690,565
        138,155    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $138,165)                                             2.50         04/01/2008            138,155
        552,621    BNP PARIBAS+/-                                                        3.13         08/07/2008            552,171
      1,740,755    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,740,902)                                           3.04         04/01/2008          1,740,755
      3,053,229    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,053,490)                                           3.08         04/01/2008          3,053,229
      1,464,445    BRYANT BANK FUNDING                                                   2.98         04/09/2008          1,463,475
        414,466    CAFCO LLC                                                             2.70         04/18/2008            413,937
      1,138,399    CAFCO LLC                                                             3.08         04/07/2008          1,137,814
      2,832,181    CHARIOT FUNDING LLC                                                   2.97         04/14/2008          2,829,143
      2,072,327    CHARTA LLC                                                            3.08         04/09/2008          2,070,909
      1,796,017    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.12         02/25/2008          1,616,415
      1,381,552    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.18         05/19/2008          1,243,396
      2,763,103    CIESCO LLC                                                            3.08         04/08/2008          2,761,449
      2,790,734    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008          2,790,734
      4,434,781    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $4,435,163)                            3.10         04/01/2008          4,434,781
      2,072,327    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008          2,066,113
        815,115    EBBETS FUNDING LLC                                                    3.65         04/01/2008            815,115

156 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,409,183    ERASMUS CAPITAL CORPORATION                                           3.00%        04/17/2008    $     1,407,304
      1,105,241    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008          1,104,388
      1,381,552    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008          1,379,994
        538,805    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008            538,218
        690,776    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008            690,442
      2,763,103    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008          2,750,736
      2,235,351    GALLEON CAPITAL LLC                                                   2.88         04/16/2008          2,232,668
      1,105,241    GALLEON CAPITAL LLC                                                   3.10         04/18/2008          1,103,623
      1,436,814    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008          1,434,311
      1,934,172    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008          1,933,994
      2,030,881    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $2,031,050)                            3.00         04/01/2008          2,030,881
      5,678,177    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $5,678,674)                       3.15         04/01/2008          5,678,177
        276,310    HARRIER FINANCE FUNDING LLC+/-                                        2.62         04/25/2008            276,310
      1,796,017    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008          1,796,017
        690,776    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008            690,139
      1,671,678    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,671,822)                                           3.10         04/01/2008          1,671,678
      1,188,134    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $1,188,234)                       3.04         04/01/2008          1,188,134
        276,310    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008            276,310
        967,086    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008            966,603
      1,381,552    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008          1,372,265
      2,072,327    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008          2,068,554
         22,105    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008             22,089
      1,326,290    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008          1,325,930
        127,794    MORGAN STANLEY+/-                                                     2.94         10/15/2008            127,729
      1,183,275    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,183,357)                                           2.50         04/01/2008          1,183,275
      2,086,143    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,086,321)                                           3.08         04/01/2008          2,086,143
      1,381,552    NORTHERN ROCK PLC++/-++                                               3.14         10/03/2008          1,372,768
      1,934,172    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008          1,931,024
      1,254,338    OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008          1,254,021
        400,650    PICAROS FUNDING LLC                                                   2.60         04/11/2008            400,361
      1,381,552    RANGER FUNDING CORPORATION                                            2.71         04/18/2008          1,379,784
        828,931    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008            827,892
        994,717    SEDNA FINANCE INCORPORATED+/-++                                       3.03         04/10/2008            994,405
        828,931    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008            828,856
        552,621    SLM CORPORATION+/-++                                                  2.94         05/12/2008            551,624
        856,562    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.27         04/03/2008            763,711
      1,381,552    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.47         02/15/2008          1,231,791
        165,786    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008            165,760
      1,381,552    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008          1,380,020
      1,740,755    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008          1,738,657
        828,931    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008            828,045
        462,986    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008            462,878
      1,381,552    TULIP FUNDING CORPORATION                                             2.88         04/21/2008          1,379,341
        690,776    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         10/14/2008            690,316
        690,776    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008            690,383
        414,466    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008            414,361
      1,381,552    VERSAILLES CDS LLC                                                    3.00         04/11/2008          1,380,400
        690,776    VERSAILLES CDS LLC                                                    3.45         04/08/2008            690,312
      1,188,134    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.44         07/28/2008          1,059,341

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 157


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       690,776    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.47%        08/07/2008    $       615,896
      1,381,552    WHITE PINE FINANCE LLC+/-++(A)(I)^^                                   5.41         02/22/2008          1,312,474
      3,315,724    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008          3,315,226

                                                                                                                        107,535,555
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $112,756,913)                                                             112,005,529
                                                                                                                    ---------------

         SHARES
SHORT-TERM INVESTMENTS: 1.08%

MUTUAL FUNDS: 0.85%
      2,658,018    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           2,658,018
                                                                                                                    ---------------

      PRINCIPAL
US TREASURY BILLS: 0.23%
$        90,000    US TREASURY BILL^#                                                    3.10         05/08/2008             89,864
         75,000    US TREASURY BILL^#                                                    3.12         05/08/2008             74,887
        570,000    US TREASURY BILL^#                                                    3.62         05/08/2008            569,138

                                                                                                                            733,889
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,390,380)                                                                            3,391,907
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $415,075,294)*                                 136.11%                                                        $   426,947,848

OTHER ASSETS AND LIABILITIES, NET                    (36.11)                                                           (113,260,506)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   313,687,342
                                                     ------                                                         ---------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,658,018.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

158 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.26%
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS: 1.07%
        325,500    KENEXA CORPORATION+                                                                              $     6,015,240
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.80%
        355,900    PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                            4,487,899
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.80%
        456,400    QUIKSILVER INCORPORATED<<+                                                                             4,477,284
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT: 0.40%
        151,800    AMERIGON INCORPORATED+                                                                                 2,246,640
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 3.05%
        613,400    APPLERA CORPORATION-CELERA GROUP+                                                                      9,016,980
        655,100    HUMAN GENOME SCIENCES INCORPORATED+                                                                    3,858,539
        432,200    ZYMOGENETICS INCORPORATED<<+                                                                           4,235,560

                                                                                                                         17,111,079
                                                                                                                    ---------------
BUSINESS SERVICES: 15.17%
      2,669,900    ART TECHNOLOGY GROUP INCORPORATED+                                                                    10,359,212
        506,500    COMMVAULT SYSTEMS INCORPORATED<<+                                                                      6,280,600
        171,300    CONCUR TECHNOLOGIES INCORPORATED<<+                                                                    5,318,865
        198,500    EPICOR SOFTWARE CORPORATION<<+                                                                         2,223,200
        818,900    FALCONSTOR SOFTWARE INCORPORATED<<+                                                                    6,231,829
        343,800    HILL INTERNATIONAL INCORPORATED+                                                                       4,300,938
        614,000    NETWORK EQUIPMENT TECHNOLOGY INCORPORATED<<+                                                           4,033,980
        479,600    OMNICELL INCORPORATED<<+                                                                               9,639,960
        291,940    PARAMETRIC TECHNOLOGY CORPORATION<<+                                                                   4,665,201
        153,300    PHASE FORWARD INCORPORATED+                                                                            2,618,364
        408,300    QUEST SOFTWARE INCORPORATED+                                                                           5,336,481
        419,000    S1 CORPORATION+                                                                                        2,979,090
        558,400    SKILLSOFT PLC ADR+                                                                                     5,846,448
        292,700    SUCCESSFACTORS INCORPORATED<<+                                                                         2,856,752
        289,800    TELETECH HOLDINGS INCORPORATED<<+                                                                      6,508,908
        198,400    ULTIMATE SOFTWARE GROUP INCORPORATED<<+                                                                5,963,904

                                                                                                                         85,163,732
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 5.12%
        418,600    ALEXZA PHARMACEUTICALS INCORPORATED<<+                                                                 2,879,968
        385,600    ALKERMES INCORPORATED<<+                                                                               4,580,928
        295,600    ALNYLAM PHARMACEUTICALS INCORPORATED<<+                                                                7,212,640
      1,394,800    INDEVUS PHARMACEUTICALS INCORPORATED<<+                                                                6,653,196
        297,800    K-V PHARMACEUTICAL COMPANY CLASS A<<+                                                                  7,433,088

                                                                                                                         28,759,820
                                                                                                                    ---------------
COMMERCIAL SERVICES: 1.11%
        355,000    AERCAP HOLDINGS NV+                                                                                    6,240,900
                                                                                                                    ---------------
COMMUNICATIONS: 3.90%
        263,100    NEUSTAR INCORPORATED CLASS A+                                                                          6,966,888
        257,600    NEUTRAL TANDEM INCORPORATION+                                                                          4,639,376
        255,267    SAVVIS INCORPORATED+                                                                                   4,153,189
        397,800    TIME WARNER TELECOM INCORPORATED<<+                                                                    6,161,922

                                                                                                                         21,921,375
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 159


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.42%
        463,800    MATRIX SERVICE COMPANY+                                                                          $     7,968,084
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 0.90%
        198,900    SIGNATURE BANK+                                                                                        5,071,950
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.42%
         48,400    CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+                                                           4,699,156
        335,900    TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                                3,291,820

                                                                                                                          7,990,976
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.94%
        729,400    CORINTHIAN COLLEGES INCORPORATED<<+                                                                    5,273,562
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.94%
        567,300    ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                           3,188,226
        556,200    EVERGREEN SOLAR INCORPORATED<<+                                                                        5,155,974
        728,000    INTEGRATED DEVICE TECHNOLOGY INCORPORATED<<+                                                           6,501,040
        481,300    MATTSON TECHNOLOGY INCORPORATED<<+                                                                     2,931,117
        183,700    NETLOGIC MICROSYSTEMS INCORPORATED+                                                                    4,434,518
        385,200    OSI SYSTEMS INCORPORATED+                                                                              8,867,304
        302,000    PLEXUS CORPORATION+                                                                                    8,471,100
        801,500    PMC-SIERRA INCORPORATED<<+                                                                             4,568,550
        385,900    POLYCOM INCORPORATED+                                                                                  8,698,186
        330,000    SILICON LABORATORIES INCORPORATED+                                                                    10,408,200
        272,900    TESSERA TECHNOLOGIES INCORPORATED<<+                                                                   5,676,320
        134,100    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                3,774,915

                                                                                                                         72,675,450
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.31%
         76,800    GEN-PROBE INCORPORATED<<+                                                                              3,701,760
        482,000    ISIS PHARMACEUTICALS INCORPORATED+                                                                     6,801,020
        856,000    RTI BIOLOGICS INCORPORATION+                                                                           8,089,200

                                                                                                                         18,591,980
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.93%
        558,100    TASER INTERNATIONAL INCORPORATED+                                                                      5,246,140
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 0.35%
        263,200    CARDICA INCORPORATED<<+                                                                                1,945,048
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.01%
        571,000    99 CENTS ONLY STORES<<+                                                                                5,647,190
                                                                                                                    ---------------
HEALTH SERVICES: 2.05%
        246,600    GENOPTIX INCORPORATED<<+                                                                               6,167,466
        150,800    HEALTHWAYS INCORPORATED+                                                                               5,329,272

                                                                                                                         11,496,738
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.35%
        252,300    CAPITAL LEASE FUNDING INCORPORATED                                                                     1,960,371
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.22%
        168,000    ARCSIGHT INCORPORATED+                                                                                 1,160,880
        898,200    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           6,556,860
        413,400    DATA DOMAIN INCORPORATED<<+                                                                            9,838,920
        390,000    FLOTEK INDUSTRIES INCORPORATED+                                                                        5,690,100

160 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        661,400    FLOW INTERNATIONAL CORPORATION+                                                                  $     6,144,406
        116,200    NDS GROUP PLC ADR+                                                                                     5,678,694
        313,200    NUANCE COMMUNICATIONS INCORPORATED<<+                                                                  5,452,812

                                                                                                                         40,522,672
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.69%
        762,200    SUNOPTA INCORPORATED<<+                                                                                3,887,220
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.70%
        386,400    ARGON ST INCORPORATED+                                                                                 6,572,664
        500,100    CERUS CORPORATION<<+                                                                                   2,885,577
        338,500    DEXCOM INCORPORATED<<+                                                                                 1,401,390
        549,700    INFINERA CORPORATION<<+                                                                                6,596,400
         61,400    INTEGRA LIFESCIENCES HOLDINGS+                                                                         2,669,058
        615,200    ION GEOPHYSICAL CORPORATION+                                                                           8,489,760
        358,200    IRIS INTERNATIONAL INCORPORATED+                                                                       4,753,314
        298,800    NXSTAGE MEDICAL INCORPORATED<<+                                                                        1,290,816
      1,169,700    ORTHOVITA INCORPORATED+(I)                                                                             3,017,826
        274,700    SONOSITE INCORPORATED<<+                                                                               7,809,721
        627,900    THORATEC CORPORATION+                                                                                  8,972,691

                                                                                                                         54,459,217
                                                                                                                    ---------------
METAL MINING: 1.48%
        678,100    MINEFINDERS CORPORATION LIMITED<<+                                                                     8,327,068
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.70%
        172,000    LEAPFROG ENTERPRISES INCORPORATED<<+                                                                   1,212,600
        579,900    TOMOTHERAPY INCORPORATED<<+                                                                            8,321,565

                                                                                                                          9,534,165
                                                                                                                    ---------------
MOTION PICTURES: 1.06%
        438,700    MACROVISION CORPORATION+                                                                               5,922,450
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.57%
        332,211    CAPITALSOURCE INCORPORATED                                                                             3,212,480
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 6.16%
        161,500    CONTINENTAL RESOURCES INCORPORATED<<+                                                                  5,150,235
        173,200    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             5,455,800
        410,700    PETROHAWK ENERGY CORPORATION<<+                                                                        8,283,819
        426,000    TESCO CORPORATION+                                                                                    10,202,700
        445,300    TXCO RESOURCES INCORPORATED<<+                                                                         5,512,814

                                                                                                                         34,605,368
                                                                                                                    ---------------
PERSONAL SERVICES: 1.24%
        247,900    COINSTAR INCORPORATED+                                                                                 6,975,906
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.21%
        123,600    HAYNES INTERNATIONAL INCORPORATED<<+                                                                   6,783,168
                                                                                                                    ---------------
REAL ESTATE: 0.45%
        151,700    DUPONT FABROS TECHNOLOGY INCORPORATION                                                                 2,501,533
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.49%
        255,800    JARDEN CORPORATION+                                                                                    5,561,092
        253,700    METABOLIX INCORPORATION<<+                                                                             2,778,015

                                                                                                                          8,339,107
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 161


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.56%
        176,900    EVERCORE PARTNERS INCORPORATED CLASS A<<                                                         $     3,139,975
                                                                                                                    ---------------
SOCIAL SERVICES: 1.30%
        243,500    PROVIDENCE SERVICE CORPORATION<<+                                                                      7,305,000
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.93%
        788,100    AIRTRAN HOLDINGS INCORPORATED+                                                                         5,201,460
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 1.26%
        215,400    HUB GROUP INCORPORATED CLASS A<<+                                                                      7,084,506
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.83%
        215,900    HERBALIFE LIMITED                                                                                     10,255,250
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.37%
        317,200    FGX INTERNATIONAL HOLDINGS LIMITED+                                                                    3,793,712
        290,800    TECH DATA CORPORATION+                                                                                 9,538,240

                                                                                                                         13,331,952
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $613,448,608)                                                                                 551,679,955
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 20.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.82%
        332,798    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              332,798
      1,413,312    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                               1,413,312
      1,271,981    DREYFUS CASH MANAGEMENT FUND                                                                           1,271,981
      1,554,643    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,554,643

                                                                                                                          4,572,734
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 19.59%
$     2,967,955    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008          2,964,431
        522,925    APRECO LLC                                                            2.70         04/17/2008            522,298
        565,325    APRECO LLC                                                            3.10         04/07/2008            565,033
      3,420,215    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008          3,414,895
        220,477    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008            220,164
        706,656    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008            705,950
      4,621,530    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,621,928)                                           3.10         04/01/2008          4,621,530
        706,656    BANK OF IRELAND+/-++                                                  3.06         10/14/2008            706,440
        141,331    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $141,341)                                             2.50         04/01/2008            141,331
        565,325    BNP PARIBAS+/-                                                        3.13         08/07/2008            564,865
      1,780,773    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,780,923)                                           3.04         04/01/2008          1,780,773
      3,123,419    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,123,686)                                           3.08         04/01/2008          3,123,419
      1,498,111    BRYANT BANK FUNDING                                                   2.98         04/09/2008          1,497,119
        423,994    CAFCO LLC                                                             2.70         04/18/2008            423,453
      1,164,569    CAFCO LLC                                                             3.08         04/07/2008          1,163,971
      2,897,290    CHARIOT FUNDING LLC                                                   2.97         04/14/2008          2,894,182
      2,119,968    CHARTA LLC                                                            3.08         04/09/2008          2,118,517
      1,837,306    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.12         02/25/2008          1,653,575
      1,413,312    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.18         05/19/2008          1,271,981
      2,826,624    CIESCO LLC                                                            3.08         04/08/2008          2,824,931
      2,854,890    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008          2,854,890
      4,536,731    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $4,537,122)                            3.10         04/01/2008          4,536,731

162 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,119,968    CULLINAN FINANCE CORPORATION+/-++                                     3.08%        08/04/2008    $     2,113,610
        833,854    EBBETS FUNDING LLC                                                    3.65         04/01/2008            833,854
      1,441,578    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008          1,439,656
      1,130,650    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008          1,129,776
      1,413,312    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008          1,411,718
        551,192    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008            550,591
        706,656    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008            706,314
      2,826,624    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008          2,813,972
      2,286,739    GALLEON CAPITAL LLC                                                   2.88         04/16/2008          2,283,995
      1,130,650    GALLEON CAPITAL LLC                                                   3.10         04/18/2008          1,128,994
      1,469,844    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008          1,467,284
      1,978,637    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008          1,978,454
      2,077,569    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $2,077,742)                            3.00         04/01/2008          2,077,569
      5,808,712    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $5,809,220)           3.15         04/01/2008          5,808,712
        282,662    HARRIER FINANCE FUNDING LLC+/-                                        2.62         04/25/2008            282,662
      1,837,306    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008          1,837,306
        706,656    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008            706,004
      1,710,107    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,710,254)                                           3.10         04/01/2008          1,710,107
      1,215,448    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,215,551)           3.04         04/01/2008          1,215,448
        282,662    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008            282,662
        989,318    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008            988,824
      1,413,312    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008          1,403,812
      2,119,968    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008          2,116,108
         22,613    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008             22,597
      1,356,779    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008          1,356,412
        130,731    MORGAN STANLEY+/-                                                     2.94         10/15/2008            130,665
      1,210,477    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,210,561)                                           2.50         04/01/2008          1,210,477
      2,134,101    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,134,284)                                           3.08         04/01/2008          2,134,101
      1,413,312    NORTHERN ROCK PLC+/-++                                                3.14         10/03/2008          1,404,326
      1,978,637    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008          1,975,417
      1,283,174    OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008          1,282,849
        409,860    PICAROS FUNDING LLC                                                   2.60         04/11/2008            409,564
      1,413,312    RANGER FUNDING CORPORATION                                            2.71         04/18/2008          1,411,503
        847,987    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008            846,924
      1,017,585    SEDNA FINANCE INCORPORATED+/-++                                       3.03         04/10/2008          1,017,266
        847,987    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008            847,911
        565,325    SLM CORPORATION+/-++                                                  2.94         05/12/2008            564,305
        876,253    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.27         04/03/2008            781,268
      1,413,312    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.47         02/15/2008          1,260,109
        169,597    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008            169,571
      1,413,312    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008          1,411,746
      1,780,773    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008          1,778,626
        847,987    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008            847,080
        473,629    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008            473,519
      1,413,312    TULIP FUNDING CORPORATION                                             2.88         04/21/2008          1,411,051
        706,656    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         10/14/2008            706,186
        706,656    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008            706,255
        423,994    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008            423,887
      1,413,312    VERSAILLES CDS LLC                                                    3.00         04/11/2008          1,412,134
        706,656    VERSAILLES CDS LLC                                                    3.45         04/08/2008            706,182

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 163


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,215,448    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.44%        07/28/2008    $     1,083,694
        706,656    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.47         08/07/2008            630,054
      1,413,312    WHITE PINE FINANCE LLC+/-++(A)(I)^^                                   5.41         02/22/2008          1,342,646
      3,391,949    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008          3,391,439
                                                                                                                        110,007,675
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $115,052,145)                                                             114,580,409
                                                                                                                    ---------------

         SHARES
SHORT-TERM INVESTMENTS: 2.74%
     15,401,791    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          15,401,791
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,401,791)                                                                          15,401,791
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $743,902,544)*                                 121.41%                                                        $   681,662,155

OTHER ASSETS AND LIABILITIES, NET                    (21.41)                                                           (120,188,588)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   561,473,567
                                                     ------                                                         ---------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $15,401,791.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

164 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.78%

APPAREL & ACCESSORY STORES: 2.94%
        226,790    CARTER'S INCORPORATED<<+                                                                         $     3,662,659
        217,000    DSW INCORPORATED CLASS A<<+                                                                            2,810,150
        177,180    TWEEN BRANDS INCORPORATED<<+                                                                           4,383,433

                                                                                                                         10,856,242
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.59%
        251,120    ASBURY AUTOMOTIVE GROUP INCORPORATED                                                                   3,455,411
        202,980    MARINEMAX INCORPORATED<<+                                                                              2,529,131
        174,750    SONIC AUTOMOTIVE INCORPORATED                                                                          3,591,113

                                                                                                                          9,575,655
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.95%
        257,056    DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED<<+                                                        3,506,244
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.70%
         79,170    RYLAND GROUP INCORPORATED<<                                                                            2,603,901
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.54%
        274,590    BUILDERS FIRSTSOURCE INCORPORATED<<+                                                                   1,993,523
                                                                                                                    ---------------
BUSINESS SERVICES: 6.91%
        227,340    AIRCASTLE LIMITED                                                                                      2,557,575
        138,130    AVOCENT CORPORATION+                                                                                   2,334,397
        101,050    HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                        3,287,157
         47,280    MICROSTRATEGY INCORPORATED CLASS A+                                                                    3,498,247
        401,400    ON ASSIGNMENT INCORPORATED<<+                                                                          2,548,890
        258,590    RENT-A-CENTER INCORPORATED<<+                                                                          4,745,127
        135,980    SYNNEX CORPORATION+                                                                                    2,885,496
        154,900    TAL INTERNATIONAL GROUP INCORPORATED<<                                                                 3,650,993

                                                                                                                         25,507,882
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 3.55%
         71,110    CYTEC INDUSTRIES INCORPORATED                                                                          3,829,274
        243,900    ELIZABETH ARDEN INCORPORATED<<+                                                                        4,865,805
        134,420    ROCKWOOD HOLDINGS INCORPORATED<<+                                                                      4,404,943

                                                                                                                         13,100,022
                                                                                                                    ---------------
COMMUNICATIONS: 1.30%
      1,128,680    CINCINNATI BELL INCORPORATED<<+                                                                        4,808,177
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.29%
        473,240    CHAMPION ENTERPRISES INCORPORATED<<+                                                                   4,746,597
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 11.68%
        197,590    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                       2,092,478
        275,120    DIME COMMUNITY BANCSHARES                                                                              4,809,098
        159,040    EAST WEST BANCORP INCORPORATED                                                                         2,822,960
        232,690    FIRSTMERIT CORPORATION<<                                                                               4,807,375
         84,060    IBERIABANK CORPORATION                                                                                 3,719,655
        181,550    PACIFIC CAPITAL BANCORP<<                                                                              3,903,325
        164,180    PRIVATEBANCORP INCORPORATED<<                                                                          5,166,745
        201,860    PROVIDENT FINANCIAL SERVICES INCORPORATED                                                              2,854,300
        211,040    SOUTH FINANCIAL GROUP INCORPORATED<<                                                                   3,136,054
        341,440    UCBH HOLDINGS INCORPORATED                                                                             2,649,574

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 165


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
        218,910    UMPQUA HOLDINGS CORPORATION                                                                      $     3,395,294
        107,490    WINTRUST FINANCIAL CORPORATION                                                                         3,756,776

                                                                                                                         43,113,634
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.83%
        289,850    CKE RESTAURANTS INCORPORATED<<                                                                         3,252,117
        215,100    LANDRY'S RESTAURANTS INCORPORATED<<                                                                    3,501,828

                                                                                                                          6,753,945
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.77%
        126,400    PORTLAND GENERAL ELECTRIC COMPANY                                                                      2,850,320
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.14%
        115,400    AO SMITH CORPORATION                                                                                   3,793,198
        160,300    COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                              6,251,700
        225,940    GREATBATCH INCORPORATED<<+                                                                             4,159,555
        166,800    HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                  2,653,788
        665,600    ON SEMICONDUCTOR CORPORATION<<+                                                                        3,780,608
        290,600    PHOTRONICS INCORPORATED+                                                                               2,775,230
      1,057,890    POWERWAVE TECHNOLOGIES<<+                                                                              2,697,620
         85,920    REGAL-BELOIT CORPORATION+                                                                              3,147,250
        102,880    ROGERS CORPORATION<<+                                                                                  3,437,221
        196,510    TECHNITROL INCORPORATED                                                                                4,545,276
        365,370    TTM TECHNOLOGIES INCORPORATED+                                                                         4,135,988
        151,070    WESTAR ENERGY INCORPORATED                                                                             3,439,864

                                                                                                                         44,817,298
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.92%
        221,750    HERCULES INCORPORATED<<                                                                                4,055,808
        149,200    PILGRIMS PRIDE CORPORATION<<                                                                           3,018,316

                                                                                                                          7,074,124
                                                                                                                    ---------------
FURNITURE & FIXTURES: 1.74%
        358,000    FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                          4,188,600
        296,500    SEALY CORPORATION<<                                                                                    2,253,400

                                                                                                                          6,442,000
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.90%
        233,790    CABELA'S INCORPORTED<<+                                                                                3,310,466
                                                                                                                    ---------------
HEALTH SERVICES: 2.33%
        124,640    AMSURG CORPORATION+                                                                                    2,951,475
        142,750    MAGELLAN HEALTH SERVICES INCORPORATED<<+                                                               5,665,748

                                                                                                                          8,617,223
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 8.13%
        158,340    AMERICAN CAMPUS COMMUNITIES<<                                                                          4,332,182
        190,790    BIOMED REALTY TRUST INCORPORATED                                                                       4,557,973
        124,090    CORPORATE OFFICE PROPERTIES TRUST                                                                      4,170,665
        170,670    EQUITY ONE INCORPORATED<<                                                                              4,090,960
        223,690    FIRST POTOMAC REALTY TRUST                                                                             3,438,115
        234,100    FRANKLIN STREET PROPERTIES CORPORATION<<                                                               3,352,312
        114,090    LASALLE HOTEL PROPERTIES                                                                               3,277,806
        174,560    SUNSTONE HOTEL INVESTORS INCORPORATED                                                                  2,794,706

                                                                                                                         30,014,719
                                                                                                                    ---------------

166 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.16%
        141,910    GAYLORD ENTERTAINMENT COMPANY<<+                                                                 $     4,298,454
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.64%
        161,300    DIEBOLD INCORPORATED                                                                                   6,056,815
                                                                                                                    ---------------
INSURANCE CARRIERS: 6.12%
        283,950    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                      2,635,056
         97,971    ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                             3,479,936
        129,450    ASSURED GUARANTY LIMITED<<                                                                             3,073,143
        277,880    HEALTHSPRING INCORPORATED+                                                                             3,912,550
        137,210    PLATINUM UNDERWRITERS HOLDINGS LIMITED<<                                                               4,453,837
        134,440    UNITED FIRE & CASUALTY COMPANY                                                                         5,028,056

                                                                                                                         22,582,578
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.89%
        144,080    CUTERA INCORPORATED<<+                                                                                 1,940,758
        107,550    DRS TECHNOLOGIES INCORPORATED                                                                          6,268,014
        249,570    EAGLE TEST SYSTEMS INCORPORATED+                                                                       2,620,485
        226,000    MKS INSTRUMENTS INCORPORATED<<+                                                                        4,836,400
        143,700    SYMMETRY MEDICAL INCORPORATED<<+                                                                       2,385,420

                                                                                                                         18,051,077
                                                                                                                    ---------------
METAL FABRICATE, HARDWARE: 2.15%
        234,900    CHART INDUSTRIES INCORPORATED+                                                                         7,949,016
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.72%
        126,290    RC2 CORPORATION+                                                                                       2,648,301
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.48%
         64,730    DOLLAR TREE INCORPORATED+                                                                              1,785,901
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 5.12%
        174,530    GOODRICH PETROLEUM CORPORATION<<+                                                                      5,249,862
        164,680    HERCULES OFFSHORE INCORPORATED<<+                                                                      4,136,762
        291,870    KEY ENERGY SERVICES INCORPORATED+                                                                      3,916,895
        207,310    MARINER ENERGY INCORPORATED+                                                                           5,599,443

                                                                                                                         18,902,962
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.18%
        329,700    HEADWATERS INCORPORATED<<+                                                                             4,348,743
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.93%
        230,580    COOPER TIRE & RUBBER COMPANY                                                                           3,451,783
                                                                                                                    ---------------
SOCIAL SERVICES: 1.02%
        219,200    RES-CARE INCORPORATED+                                                                                 3,759,280
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.94%
        107,830    CABOT MICROELECTRONICS CORPORATION<<+                                                                  3,466,735
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.87%
        484,040    AIRTRAN HOLDINGS INCORPORATED<<+                                                                       3,194,664
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 4.04%
        143,440    AFTERMARKET TECHNOLOGY CORPORATION+                                                                    2,788,474
        383,560    ARVIN INDUSTRIES INCORPORATED<<                                                                        4,798,336
        194,740    MARTEN TRANSPORT LIMITED+                                                                              3,022,365
        154,410    TENNECO AUTOMOTIVE INCORPORATED+                                                                       4,314,215

                                                                                                                         14,923,390
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 167


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
TRANSPORTATION SERVICES: 1.18%
        111,570    GATX CORPORATION                                                                                 $     4,359,040
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 3.13%
        160,790    A.M. CASTLE & COMPANY                                                                                  4,341,330
        159,730    INTERLINE BRANDS INCORPORATED+                                                                         2,962,992
        116,200    WESCO INTERNATIONAL INCORPORATED+                                                                      4,240,135

                                                                                                                         11,544,457
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $426,791,125)                                                                                 361,015,168
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 17.87%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.71%
        191,615    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              191,615
        813,743    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 813,743
        732,368    DREYFUS CASH MANAGEMENT FUND                                                                             732,368
        895,117    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   895,117

                                                                                                                          2,632,843
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.16%
$     1,708,859    AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008          1,706,830
        301,085    APRECO LLC                                                            2.70         04/17/2008            300,723
        325,497    APRECO LLC                                                            3.10         04/07/2008            325,329
      1,969,257    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008          1,966,194
        126,944    ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008            126,764
        406,871    BANCO SANTANDER TOTTA LOAN+/-++                                       2.83         10/15/2008            406,465
      2,660,938    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,661,167)                                           3.10         04/01/2008          2,660,938
        406,871    BANK OF IRELAND+/-++                                                  3.06         10/14/2008            406,747
         81,374    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $81,380)                                              2.50         04/01/2008             81,374
        325,497    BNP PARIBAS+/-                                                        3.13         08/07/2008            325,232
      1,025,316    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,025,403)                                           3.04         04/01/2008          1,025,316
      1,798,371    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY  VALUE $1,798,525)                                          3.08         04/01/2008          1,798,371
        862,567    BRYANT BANK FUNDING                                                   2.98         04/09/2008            861,996
        244,123    CAFCO LLC                                                             2.70         04/18/2008            243,812
        670,524    CAFCO LLC                                                             3.08         04/07/2008            670,180
      1,668,172    CHARIOT FUNDING LLC                                                   2.97         04/14/2008          1,666,383
      1,220,614    CHARTA LLC                                                            3.08         04/09/2008          1,219,778
      1,057,865    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.12         02/25/2008            952,079
        813,743    CHEYNE FINANCE LLC+/-++(A)(I)^^                                       5.18         05/19/2008            732,368
      1,627,485    CIESCO LLC                                                            3.08         04/08/2008          1,626,510
      1,643,760    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008          1,643,760
      2,612,114    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $2,612,339)                            3.10         04/01/2008          2,612,114
      1,220,614    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008          1,216,953
        480,108    EBBETS FUNDING LLC                                                    3.65         04/01/2008            480,108
        830,017    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008            828,911
        650,994    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008            650,491
        813,743    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008            812,825
        317,360    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008            317,014
        406,871    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008            406,675
      1,627,485    FIVE FINANCE INCORPORATED+/-++                                        4.50         07/09/2008          1,620,200
      1,316,635    GALLEON CAPITAL LLC                                                   2.88         04/16/2008          1,315,055
        650,994    GALLEON CAPITAL LLC                                                   3.10         04/18/2008            650,041
        846,292    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008            844,818

168 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,139,240    GEMINI SECURITIZATION INCORPORATED                                    3.32%        04/02/2008    $     1,139,134
      1,196,202    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $1,196,302)                            3.00         04/01/2008          1,196,202
      3,344,482    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,344,775)           3.15         04/01/2008          3,344,482
        162,749    HARRIER FINANCE FUNDING LLC+/-                                        2.62         04/25/2008            162,749
      1,057,865    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008          1,057,865
        406,871    INTESA BANK (IRELAND) PLC+/-++                                        2.61         10/24/2008            406,496
        984,628    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $984,713)                                             3.10         04/01/2008            984,628
        699,819    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $699,878)             3.04         04/01/2008            699,819
        162,749    KESTREL FUNDING US LLC+/-                                             2.62         04/25/2008            162,749
        569,620    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008            569,335
        813,743    LINKS FINANCE LLC+/-++                                                3.09         08/15/2008            808,273
      1,220,614    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008          1,218,391
         13,020    MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008             13,011
        781,193    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008            780,981
         75,271    MORGAN STANLEY+/-                                                     2.94         10/15/2008             75,233
      1,228,751    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,228,856)                                           3.08         04/01/2008          1,228,751
        696,956    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $697,004)                                             2.50         04/01/2008            696,956
        813,743    NORTHERN ROCK PLC+/-++                                                3.14         10/03/2008            808,569
      1,139,240    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008          1,137,385
        738,813    OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008            738,626
        235,985    PICAROS FUNDING LLC                                                   2.60         04/11/2008            235,815
        813,743    RANGER FUNDING CORPORATION                                            2.71         04/18/2008            812,701
        488,246    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008            487,634
        585,895    SEDNA FINANCE INCORPORATED+/-++                                       3.03         04/10/2008            585,711
        488,246    SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008            488,201
        325,497    SLM CORPORATION+/-++                                                  2.94         05/12/2008            324,910
        504,520    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.27         04/03/2008            449,830
        813,743    STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                           5.47         02/15/2008            725,533
         97,649    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008             97,634
        813,743    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008            812,841
      1,025,316    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008          1,024,080
        488,246    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008            487,723
        272,701    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008            272,638
        813,743    TULIP FUNDING CORPORATION                                             2.88         04/21/2008            812,441
        406,871    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84         10/14/2008            406,601
        406,871    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09         10/08/2008            406,640
        244,123    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008            244,061
        813,743    VERSAILLES CDS LLC                                                    3.00         04/11/2008            813,064
        406,871    VERSAILLES CDS LLC                                                    3.45         04/08/2008            406,598
        699,819    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.44         07/28/2008            623,958
        406,871    VICTORIA FINANCE LLC+/-++(A)(I)^^                                     3.47         08/07/2008            362,766
        813,743    WHITE PINE FINANCE LLC+/-++(A)(I)^^                                   5.41         02/22/2008            773,055
      1,952,982    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008          1,952,687

                                                                                                                         63,339,111
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $66,410,199)                                                               65,971,954
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 169


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS: 1.27%
      4,684,767    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $     4,684,767
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,684,767)                                                                            4,684,767
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $497,886,091)*                                 116.92%                                                        $   431,671,889

OTHER ASSETS AND LIABILITIES, NET                    (16.92)                                                            (62,453,883)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   369,218,006
                                                     ------                                                         ---------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $4,684,767.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

170 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.03%

AMUSEMENT & RECREATION SERVICES: 0.40%
        135,105    CENTURY CASINOS INCORPORATED+                                                                    $       437,740
         38,100    LAKES ENTERTAINMENT INCORPORATED+                                                                        168,402
        242,200    WESTWOOD ONE INCORPORATED+                                                                               508,620

                                                                                                                          1,114,762
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 1.86%
         48,600    CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                    842,724
        125,400    CHARMING SHOPPES INCORPORATED+                                                                           605,682
         19,600    CHRISTOPHER & BANKS CORPORATION                                                                          195,804
         16,300    CITI TRENDS INCORPORATED+                                                                                300,735
        106,000    COLDWATER CREEK INCORPORATED+                                                                            535,300
         17,000    COLLECTIVE BRANDS INCORPORATED+                                                                          206,040
        103,211    DELIA*S INCORPORATED+                                                                                    275,573
         55,200    HEELYS INCORPORATED+                                                                                     236,808
        127,000    NEW YORK AND COMPANY INCORPORATED+                                                                       728,980
         15,900    STAGE STORES INCORPORATED                                                                                257,580
         45,100    THE CATO CORPORATION CLASS A                                                                             673,794
        106,800    WET SEAL INCORPORATED CLASS A+                                                                           362,052

                                                                                                                          5,221,072
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.67%
         55,300    MAIDENFORM BRANDS INCORPORATED+                                                                          899,731
         34,700    MOTHERS WORK INCORPORATED+                                                                               579,837
         10,900    SKECHERS U.S.A. INCORPORATED CLASS A+                                                                    220,289
         39,900    TEFRON LIMITED+                                                                                          176,358

                                                                                                                          1,876,215
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.11%
         25,025    AMERICA'S CAR-MART INCORPORATED+                                                                         315,065
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.55%
         91,370    MONRO MUFFLER BRAKE INCORPORATED                                                                       1,544,153
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.05%
          2,100    CEPHALON INCORPORATED+                                                                                   135,240
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.59%
         21,806    CAVCO INDUSTRIES INCORPORATED+                                                                           764,082
        106,803    LEVITT CORPORATION CLASS A                                                                               211,470
         87,065    PALM HARBOR HOMES INCORPORATED+                                                                          457,962
          6,100    PERINI CORPORATION+                                                                                      221,003

                                                                                                                          1,654,517
                                                                                                                    ---------------
BUSINESS SERVICES: 12.32%
        432,545    3COM CORPORATION+                                                                                        990,528
         58,895    ABM INDUSTRIES INCORPORATED                                                                            1,321,604
         69,700    AMERICAN SOFTWARE INCORPORATED CLASS A                                                                   436,322
        329,000    APAC CUSTOMER SERVICES INCORPORATED+                                                                     285,737
        261,792    ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                  2,521,057
        272,700    BORLAND SOFTWARE CORPORATION+                                                                            550,854
         63,800    CAI INTERNATIONAL INCORPORATED+                                                                          820,468
         16,700    COMSYS IT PARTNERS INCORPORATED+                                                                         141,282
        253,200    CONVERGYS CORPORATION+                                                                                 3,813,192
         20,800    COREL CORPORATION+                                                                                       226,724

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 171


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
          7,345    DELUXE CORPORATION                                                                               $       141,097
         18,200    EARTHLINK INCORPORATED+                                                                                  137,410
         21,100    ELECTRO RENT CORPORATION                                                                                 319,665
         47,900    FAIR ISAAC CORPORATION                                                                                 1,030,808
         64,050    GERBER SCIENTIFIC INCORPORATED+                                                                          569,405
         29,331    GEVITY HR INCORPORATED                                                                                   254,006
         93,400    GSE SYSTEMS INCORPORATED+                                                                                760,276
         70,300    HACKETT GROUP INCORPORATED+                                                                              274,873
         97,242    HEALTHCARE SERVICES GROUP                                                                              2,007,075
        361,375    HILL INTERNATIONAL INCORPORATED+                                                                       4,520,801
        181,400    HLTH CORPORATION+                                                                                      1,730,556
         64,100    I2 TECHNOLOGIES INCORPORATED+                                                                            721,766
         90,600    INFOUSA INCORPORATED                                                                                     553,566
         76,100    JDA SOFTWARE GROUP INCORPORATED+                                                                       1,388,825
         26,900    LAWSON SOFTWARE INCORPORATED+                                                                            202,557
        208,400    LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                    698,140
         27,900    MENTOR GRAPHICS CORPORATION+                                                                             246,357
        210,600    MIDWAY GAMES INCORPORATED+                                                                               568,620
         41,300    MONSTER WORLDWIDE INCORPORATED+                                                                          999,873
         39,700    MSC SOFTWARE CORPORATION+                                                                                515,703
         37,100    NOVELL INCORPORATED+                                                                                     233,359
         39,000    PEGASYSTEMS INCORPORATED                                                                                 375,570
         20,400    PEROT SYSTEMS CORPORATION CLASS A+                                                                       306,816
         64,700    PLATO LEARNING INCORPORATED+                                                                             189,571
         38,245    REALNETWORKS INCORPORATED+                                                                               219,144
         49,200    SPSS INCORPORATED+                                                                                     1,907,976
         94,600    SUPPORTSOFT INCORPORATED+                                                                                312,180
         17,000    SYBASE INCORPORATED+                                                                                     447,100
         18,000    SYKES ENTERPRISES INCORPORATED+                                                                          316,620
        141,430    TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                1,127,197
         10,700    WEBSENSE INCORPORATED+                                                                                   200,625
         25,400    WEBSITE PROS INCORPORATED+                                                                               249,682

                                                                                                                         34,634,987
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 2.43%
         17,735    ALPHARMA INCORPORATED CLASS A+                                                                           464,834
          4,800    CHATTEM INCORPORATED+                                                                                    318,432
         46,735    COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                 774,399
         85,400    DRAXIS HEALTH INCORPORATED+                                                                              408,212
         36,000    ELIZABETH ARDEN INCORPORATED+                                                                            718,200
         60,700    ICO INCORPORATED+                                                                                        421,258
         55,900    LANDEC CORPORATION+                                                                                      471,237
         35,000    NOVEN PHARMACEUTICALS INCORPORATED+                                                                      314,300
        115,355    ORASURE TECHNOLOGIES INCORPORATED+                                                                       843,245
          3,700    PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                64,343
         97,235    PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                   795,382
         12,400    ROCKWOOD HOLDINGS INCORPORATED+                                                                          406,348
          8,800    RPM INTERNATIONAL INCORPORATED                                                                           184,272
         18,700    SCIELE PHARMA INCORPORATED+                                                                              364,650
         58,653    SERACARE LIFE SCIENCES INCORPORATED+                                                                     290,332
        163,505    WELLMAN INCORPORATED+                                                                                      4,088

                                                                                                                          6,843,532
                                                                                                                    ---------------

172 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
COMMUNICATIONS: 1.63%
         63,935    CHINA GRENTECH CORPORATION LIMITED ADR+                                                          $       327,347
        151,290    CINCINNATI BELL INCORPORATED+                                                                            644,495
        315,435    MASTEC INCORPORATED+                                                                                   2,589,721
         71,600    PREMIERE GLOBAL SERVICES INCORPORATED+                                                                 1,026,744

                                                                                                                          4,588,307
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.26%
        273,395    CHAMPION ENTERPRISES INCORPORATED+                                                                     2,742,152
         20,800    COMFORT SYSTEMS USA INCORPORATED                                                                         270,608
         38,500    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                            532,455

                                                                                                                          3,545,215
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 7.88%
         13,400    AMCORE FINANCIAL INCORPORATED                                                                            272,690
         18,600    AMERICANWEST BANCORPORATION                                                                              162,192
         27,200    ANCHOR BANCORP WISCONSIN INCORPORATED                                                                    515,984
         23,100    ASTORIA FINANCIAL CORPORATION                                                                            627,396
          6,500    BANK OF THE OZARKS INCORPORATED+                                                                         155,350
         30,000    BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                117,300
         15,800    BANNER CORPORATION                                                                                       364,032
         14,000    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                           148,260
          6,900    CENTRAL PACIFIC FINANCIAL CORPORATION                                                                    130,065
          9,900    COMMONWEALTH BANKSHARES INCORPORATION                                                                    168,300
         12,300    COMMUNITY BANCORP+                                                                                       166,788
         12,800    COMMUNITY TRUST BANCORP                                                                                  375,040
          6,200    EAST WEST BANCORP INCORPORATED                                                                           110,050
         84,300    FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                 977,037
         10,000    FIRST COMMUNITY BANCORP                                                                                  268,500
        267,500    FIRST FINANCIAL BANCORP                                                                                3,597,875
          4,700    FIRST FINANCIAL CORPORATION                                                                              144,666
         11,000    FIRST MIDWEST BANCORP INCORPORATED                                                                       305,470
         13,100    FIRST REGIONAL BANCORP+                                                                                  214,840
         42,283    FIRST SECURITY GROUP INCORPORATED                                                                        383,930
         10,100    FIRST STATE BANCORPORATION                                                                               135,239
         19,500    FIRSTMERIT CORPORATION                                                                                   402,870
          8,600    GREAT SOUTHERN BANCORP INCORPORATION                                                                     134,246
          8,500    INTEGRA BANK CORPORATION                                                                                 137,700
         16,400    INTERNATIONAL BANCSHARES CORPORATION                                                                     370,312
         89,600    MARSHALL & ILSLEY CORPORATION                                                                          2,078,720
         15,545    MIDWEST BANC HOLDINGS INCORPORATED                                                                       198,665
         55,517    NATIONAL PENN BANCSHARES INCORPORATED                                                                  1,009,854
          3,900    NBT BANCORP INCORPORATED                                                                                  86,580
         43,900    NEWBRIDGE BANCORPORATION                                                                                 384,564
          2,700    NORTHRIM BANCORP INCORPORATED                                                                             49,086
         35,800    OLD NATIONAL BANCORP                                                                                     644,400
         15,100    PACIFIC CAPITAL BANCORP                                                                                  324,650
            600    PEAPACK-GLADSTONE FINANCIAL CORPORATION                                                                   16,224
         15,000    PROVIDENT BANKSHARES CORPORATION                                                                         161,100
         21,400    SOUTHWEST BANCORP INCORPORATED OKLAHOMA                                                                  374,714
         11,600    STELLARONE CORPORATION                                                                                   196,156
          8,600    STERLING BANCSHARES INCORPORATED (TEXAS)                                                                  85,484
         42,100    STERLING FINANCIAL CORPORATION                                                                           657,181
         50,400    SUSQUEHANNA BANCSHARES INCORPORATED                                                                    1,026,648
          4,700    TCF FINANCIAL CORPORATION                                                                                 84,224
          9,000    TEXAS CAPITAL BANCSHARES INCORPORATION+                                                                  151,920
          9,100    UMB FINANCIAL CORPORATION                                                                                374,920

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 173


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
         71,000    UMPQUA HOLDINGS CORPORATION                                                                      $     1,101,210
         29,600    UNITED COMMUNITY BANKS INCORPORATED                                                                      502,608
          4,700    UNIVEST CORPORATION OF PENNSYLVANIA                                                                      123,093
         13,100    VALLEY NATIONAL BANCORP                                                                                  251,651
         23,900    WASHINGTON FEDERAL INCORPORATED                                                                          545,876
         17,200    WEBSTER FINANCIAL CORPORATION                                                                            479,364
         14,700    WEST COAST BANCORP OREGON                                                                                214,473
          3,500    WHITNEY HOLDING CORPORATION                                                                               86,765
         18,400    WILMINGTON TRUST CORPORATION                                                                             572,240

                                                                                                                         22,168,502
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.87%
            555    CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                     7,276
         61,100    CEC ENTERTAINMENT INCORPORATED+                                                                        1,764,568
         23,000    MORTON'S RESTAURANT GROUP INCORPORATED+                                                                  182,390
         33,600    O'CHARLEYS INCORPORATED                                                                                  387,072
         19,400    RUBIO'S RESTAURANTS INCORPORATED+                                                                        110,968

                                                                                                                          2,452,274
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.70%
        116,700    CORINTHIAN COLLEGES INCORPORATED+                                                                        843,741
         52,600    LEARNING TREE INTERNATIONAL INCORPORATED+                                                                737,452
         32,455    LINCOLN EDUCATIONAL SERVICES+                                                                            389,460

                                                                                                                          1,970,653
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.35%
         39,000    CLEAN HARBORS INCORPORATED+                                                                            2,535,000
            500    IDACORP INCORPORATED                                                                                      16,055
         17,125    NEWALTA CORPORATION                                                                                      286,126
        182,200    NISOURCE INCORPORATED                                                                                  3,141,128
          9,400    PORTLAND GENERAL ELECTRIC COMPANY                                                                        211,970
         19,000    UNISOURCE ENERGY CORPORATION                                                                             422,940

                                                                                                                          6,613,219
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.34%
         53,200    ACTEL CORPORATION+                                                                                       814,492
          2,300    ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                              12,926
        191,200    ARRIS GROUP INCORPORATED+                                                                              1,112,784
         64,100    CHIPMOS TECHNOLOGIES BERMUDA LIMITED+                                                                    205,761
         48,300    CTS CORPORATION                                                                                          516,810
         10,100    DIODES INCORPORATED+                                                                                     221,796
        117,653    EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                  89,428
         55,900    EXAR CORPORATION+                                                                                        460,057
          9,800    HOUSTON WIRE & CABLE COMPANY                                                                             156,996
         12,200    IMATION CORPORATION                                                                                      277,428
         24,770    INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                             389,137
        135,300    JABIL CIRCUIT INCORPORATED                                                                             1,279,938
        162,200    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   911,564
        562,740    MRV COMMUNICATIONS INCORPORATED+                                                                         770,954
         29,525    OSI SYSTEMS INCORPORATED+                                                                                679,666
        143,850    POWER-ONE INCORPORATED+                                                                                  461,759
         98,885    RICHARDSON ELECTRONICS LIMITED                                                                           418,284
         39,500    SMART MODULAR TECHNOLOGIES INCORPORATED+                                                                 245,295
         66,900    SYMMETRICOM INCORPORATED+                                                                                233,481
         40,400    TRIDENT MICROSYSTEMS INCORPORATED+                                                                       208,060

174 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         25,000    UNIVERSAL ELECTRONICS INCORPORATED+                                                              $       605,250
         89,400    XILINX INCORPORATED                                                                                    2,123,250

                                                                                                                         12,195,116
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.70%
         15,500    AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                           303,490
         93,400    CRA INTERNATIONAL INCORPORATED+                                                                        3,001,876
         24,520    INFINITY PHARMACEUTICALS INCORPORATED+                                                                   149,327
        158,485    SYMYX TECHNOLOGIES INCORPORATED+                                                                       1,188,638
          5,500    TETRA TECH INCORPORATED+                                                                                 107,305
          3,100    TRIMERIS INCORPORATED+                                                                                    20,212

                                                                                                                          4,770,848
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.23%
          5,800    CROWN HOLDINGS INCORPORATED                                                                              145,928
         41,300    MATERIAL SCIENCES CORPORATION+                                                                           320,488
          2,200    VALMONT INDUSTRIES INCORPORATED                                                                          193,358

                                                                                                                            659,774
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 5.18%
         87,320    DEL MONTE FOODS COMPANY                                                                                  832,160
         29,650    FLOWERS FOODS INCORPORATED                                                                               733,838
        125,700    HERCULES INCORPORATED                                                                                  2,299,053
         14,000    MATRIXX INITIATIVES INCORPORATED+                                                                        204,960
         68,200    THE HERSHEY COMPANY                                                                                    2,569,094
        233,089    TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                   5,873,843
        110,100    UNITED NATURAL FOODS INCORPORATED+                                                                     2,059,971

                                                                                                                         14,572,919
                                                                                                                    ---------------

FOOD STORES: 1.32%
         21,100    INGLES MARKETS INCORPORATED CLASS A                                                                      518,849
         10,100    THE PANTRY INCORPORATED+                                                                                 212,908
        165,100    WINN-DIXIE STORES INCORPORATED+                                                                        2,965,196

                                                                                                                          3,696,953
                                                                                                                    ---------------

FURNITURE & FIXTURES: 0.45%
          8,600    HNI CORPORATION                                                                                          231,254
         64,200    LSI INDUSTRIES INCORPORATED                                                                              848,082
         25,200    SEALY CORPORATION                                                                                        191,520

                                                                                                                          1,270,856
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES: 0.08%
         47,300    RETAIL VENTURES INCORPORATED+                                                                            229,405
                                                                                                                    ---------------

HEALTH SERVICES: 2.32%
        145,700    ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                            233,120
         23,900    AMERICA SERVICE GROUP INCORPORATED+                                                                      144,834
         28,200    AMERICAN DENTAL PARTNERS INCORPORATED+                                                                   272,694
        103,000    BIOSCRIP INCORPORATED+                                                                                   696,280
         80,300    CARDIAC SCIENCE CORPORATION+                                                                             670,505
         67,790    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   838,562
         33,250    ENSIGN GROUP INCORPORATED                                                                                308,228
         91,400    FIVE STAR QUALITY CARE INCORPORATED+                                                                     580,390
         32,595    GENTIVA HEALTH SERVICES INCORPORATED+                                                                    709,267
         11,940    HEALTHSOUTH REHABILITATION CORPORATION+                                                                  212,413
      1,253,100    HOOPER HOLMES INCORPORATED+                                                                              814,515

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 175


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (continued)
          9,600    MATRIA HEALTHCARE INCORPORATED+                                                                  $       214,080
         63,200    NAUTILUS GROUP INCORPORATED                                                                              207,928
         62,000    NOVAMED INCORPORATED+                                                                                    234,980
         25,600    REHABCARE GROUP INCORPORATED+                                                                            384,000

                                                                                                                          6,521,796
                                                                                                                    ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.24%
         37,060    STERLING CONSTRUCTION COMPANY INCORPORATED+                                                              675,233
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 4.11%
         28,800    AGREE REALTY CORPORATION                                                                                 790,560
         87,585    ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                1,341,802
        166,700    ANTHRACITE CAPITAL INCORPORATED                                                                        1,100,220
        313,480    ANWORTH MORTGAGE ASSET CORPORATION                                                                     1,921,632
         35,808    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                      1,282,285
         50,870    CAPSTEAD MORTGAGE CORPORATION                                                                            579,918
         46,600    CARE INVESTMENT TRUST INCORPORATED                                                                       491,630
         64,200    FELDMAN MALL PROPERTIES INCORPORATED+                                                                    166,278
         13,800    GLIMCHER REALTY TRUST                                                                                    165,048
         54,465    HILLTOP HOLDINGS INCORPORATED+                                                                           566,436
         75,900    JER INVESTORS TRUST INCORPORATED                                                                         643,632
         72,000    MEDICAL PROPERTIES TRUST INCORPORATED                                                                    815,040
        119,165    MFA MORTGAGE INVESTMENTS INCORPORATED                                                                    750,740
        187,110    ORIGEN FINANCIAL INCORPORATED                                                                            224,532
         17,600    RAIT INVESTMENT TRUST                                                                                    122,144
         58,575    UMH PROPERTIES INCORPORATED                                                                              584,579

                                                                                                                         11,546,476
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
        153,300    BELL MICROPRODUCTS INCORPORATED+                                                                         312,732
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.37%
         40,535    EMPIRE RESORTS INCORPORATED+                                                                              55,533
         17,200    MTR GAMING GROUP INCORPORATED+                                                                           120,400
        117,235    OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                   861,677

                                                                                                                          1,037,610
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.41%
         35,400    BLOUNT INTERNATIONAL INCORPORATED+                                                                       437,898
          8,500    BRIGGS & STRATTON CORPORATION                                                                            152,150
         80,580    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             588,234
         42,400    COLUMBUS MCKINNON CORPORATION+                                                                         1,313,552
         95,365    CRAY INCORPORATED+                                                                                       568,375
          5,300    DIEBOLD INCORPORATED                                                                                     199,015
         72,600    DOT HILL SYSTEMS CORPORATION+                                                                            217,800
         62,600    DRESSER-RAND GROUP INCORPORATED+                                                                       1,924,950
        402,100    ENTEGRIS INCORPORATED+                                                                                 2,891,099
         64,700    FLANDER CORPORATION+                                                                                     394,023
          9,200    GARDNER DENVER INCORPORATED+                                                                             341,320
        596,900    INFOCUS CORPORATION+                                                                                   1,116,203
        211,395    INTERMEC INCORPORATED+                                                                                 4,690,855
         27,300    INTEVAC INCORPORATED+                                                                                    353,535
         92,000    NN INCORPORATED                                                                                          895,160
            200    PLANAR SYSTEMS INCORPORATED+                                                                                 802
         84,100    QUALSTAR CORPORATION                                                                                     268,279
         37,900    RACKABLE SYSTEMS INCORPORATED+                                                                           345,648

176 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         20,800    RIMAGE CORPORATION+                                                                              $       455,520
         47,800    SPARTECH CORPORATION                                                                                     403,910
            400    TENNANT COMPANY                                                                                           15,924
         11,700    TIMKEN COMPANY                                                                                           347,724
        243,000    ULTRATECH INCORPORATED+                                                                                2,335,230
         88,680    VOYAGER LEARNING COMPANY+                                                                                576,420

                                                                                                                         20,833,626
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.66%
        325,300    CRAWFORD & COMPANY CLASS A+                                                                            1,463,850
         20,400    ONEBEACON INSURANCE GROUP LIMITED                                                                        388,008

                                                                                                                          1,851,858
                                                                                                                    ---------------

INSURANCE CARRIERS: 4.88%
         37,600    AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                              300,048
         88,500    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                          821,280
         41,700    AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                 713,070
         67,650    AMERISAFE INCORPORATED+                                                                                  855,096
         28,456    ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                             1,010,757
         24,650    CASTLEPOINT HOLDINGS LIMITED                                                                             239,845
         92,300    CRM HOLDINGS LIMITED+                                                                                    462,423
         10,100    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              295,223
         65,200    DONEGAL GROUP INCORPORATED CLASS A                                                                     1,134,480
         27,500    EMC INSURANCE GROUP INCORPORATED                                                                         739,475
         14,100    HARLEYSVILLE GROUP INCORPORATED                                                                          508,869
         15,000    KINGSWAY FINANCIAL SERVICES INCORPORATED                                                                 177,300
        100,500    MEADOWBROOK INSURANCE GROUP INCORPORATED                                                                 784,905
         11,925    MERCURY GENERAL CORPORATION                                                                              528,397
         66,889    NORTH POINTE HOLDINGS CORPORATION+                                                                     1,056,846
         12,440    NYMAGIC INCORPORATED                                                                                     282,512
         62,400    PMA CAPITAL CORPORATION CLASS A+                                                                         532,896
         42,100    PROCENTURY CORPORATION                                                                                   757,800
         55,700    SEABRIGHT INSURANCE HOLDINGS+                                                                            820,461
         90,000    SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED                                                            383,400
         12,700    STANCORP FINANCIAL GROUP INCORPORATED                                                                    605,917
         16,100    STATE AUTO FINANCIAL CORPORATION                                                                         468,993
         25,200    TRIAD GUARANTY INCORPORATED+                                                                             126,000
          3,200    ZENITH NATIONAL INSURANCE CORPORATION                                                                    114,752

                                                                                                                         13,720,745
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.56%
         55,499    GEO GROUP INCORPORATED+                                                                                1,578,392
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS: 0.47%
         80,385    BAKERS FOOTWEAR GROUP INCORPORATED+                                                                      159,162
         31,200    SHOE CARNIVAL INCORPORATED+                                                                              422,136
         21,400    TIMBERLAND COMPANY+                                                                                      293,822
         15,200    WEYCO GROUP INCORPORATED                                                                                 450,984

                                                                                                                          1,326,104
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.48%
         18,600    LOUISIANA-PACIFIC CORPORATION                                                                            170,748
         27,380    NOBILITY HOMES INCORPORATED                                                                              479,150
         24,706    SKYLINE CORPORATION                                                                                      687,321

                                                                                                                          1,337,219
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 177


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.25%
        173,524    ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                         $     1,072,378
         49,600    CANTEL INDUSTRIES+                                                                                       526,752
         26,196    COHERENT INCORPORATED+                                                                                   730,606
        135,845    CREDENCE SYSTEMS CORPORATION+                                                                            230,937
         51,382    DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                     120,748
          9,200    DRS TECHNOLOGIES INCORPORATED                                                                            536,176
         48,400    EDAP TMS SA ADR+                                                                                         170,852
         14,700    HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                    158,466
        118,800    HEALTHTRONICS INCORPORATED+                                                                              384,912
         62,557    HERLEY INDUSTRIES INCORPORATED+                                                                          646,839
         93,800    NEWPORT CORPORATION+                                                                                   1,047,746
        204,600    NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                   69,564
        118,600    PERKINELMER INCORPORATED                                                                               2,876,050
         63,247    VITAL SIGNS INCORPORATED                                                                               3,203,461
         29,900    X-RITE INCORPORATED+                                                                                     178,503

                                                                                                                         11,953,990
                                                                                                                    ---------------

METAL MINING: 2.66%
        109,430    APEX SILVER MINES LIMITED+                                                                             1,326,292
         25,070    GOLDCORP INCORPORATED                                                                                    971,463
         75,575    NOVAGOLD RESOURCES INCORPORATED+                                                                         582,683
         89,010    RANDGOLD RESOURCES LIMITED ADR+                                                                        4,124,723
         31,766    YAMANA GOLD INCORPORATED                                                                                 464,424

                                                                                                                          7,469,585
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
        224,885    BIRCH MOUNTAIN RESOURCES LIMITED+                                                                        110,194
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.05%
         42,910    ACCO BRANDS CORPORATION+                                                                                 582,289
         25,600    ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                 912,896
        411,000    LEAPFROG ENTERPRISES INCORPORATED+                                                                     2,897,550
         21,200    LYDALL INCORPORATED+                                                                                     242,740
          5,800    RC2 CORPORATION+                                                                                         121,626
         34,300    RUSS BERRIE & COMPANY INCORPORATED+                                                                      482,258
         23,200    STANDEX INTERNATIONAL CORPORATION                                                                        518,288

                                                                                                                          5,757,647
                                                                                                                    ---------------

MISCELLANEOUS RETAIL: 0.38%
         49,300    AC MOORE ARTS & CRAFTS INCORPORATED+                                                                     336,226
         63,200    FINLAY ENTERPRISES INCORPORATED+                                                                          40,764
         22,700    OFFICE DEPOT INCORPORATED+                                                                               250,835
         41,200    PC MALL INCORPORATED+                                                                                    437,956

                                                                                                                          1,065,781
                                                                                                                    ---------------

MISCELLANEOUS SERVICES: 0.08%
         13,800    BANKFINANCIAL CORPORATION                                                                                219,558
                                                                                                                    ---------------

MOTION PICTURES: 0.04%
         80,500    WPT ENTERPRISES INCORPORATED+                                                                            116,725
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.54%
         21,300    DISCOVER FINANCIAL SERVICES                                                                              348,681
        130,100    MCG CAPITAL CORPORATION                                                                                1,182,609

                                                                                                                          1,531,290
                                                                                                                    ---------------

178 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION: 6.21%
          3,800    ATWOOD OCEANICS INCORPORATED+                                                                    $       348,536
         40,500    BRIGHAM EXPLORATION COMPANY+                                                                             245,835
         10,600    COMSTOCK RESOURCES INCORPORATED+                                                                         427,180
         10,250    FOREST OIL CORPORATION+                                                                                  501,840
        134,455    GLOBAL INDUSTRIES LIMITED+                                                                             2,163,381
         42,540    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             1,340,010
         27,045    HELMERICH & PAYNE INCORPORATED                                                                         1,267,599
         79,255    KEY ENERGY SERVICES INCORPORATED+                                                                      1,063,602
         85,010    MCMORAN EXPLORATION COMPANY+                                                                           1,469,823
        267,335    NEWPARK RESOURCES INCORPORATED+                                                                        1,363,409
         16,340    OCEANEERING INTERNATIONAL INCORPORATED+                                                                1,029,420
          9,405    PRIDE INTERNATIONAL INCORPORATED+                                                                        328,705
         40,375    RANGE RESOURCES CORPORATION                                                                            2,561,794
          5,070    SANDRIDGE ENERGY INCORPORATED+                                                                           198,491
         12,500    SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   495,250
        205,400    SYNTROLEUM CORPORATION+                                                                                  127,348
         56,020    TRILOGY ENERGY TRUST                                                                                     543,036
          5,300    UNIT CORPORATION+                                                                                        300,245
         32,000    WARREN RESOURCES INCORPORATED+                                                                           379,840
         42,650    WILLBROS GROUP INCORPORATED+                                                                           1,305,090

                                                                                                                         17,460,434
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS: 0.78%
        106,500    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                     1,188,540
        108,580    CHESAPEAKE CORPORATION+                                                                                  522,270
          5,300    SONOCO PRODUCTS COMPANY                                                                                  151,739
         41,700    STANDARD REGISTER COMPANY                                                                                324,843

                                                                                                                          2,187,392
                                                                                                                    ---------------

PERSONAL SERVICES: 0.10%
         10,600    REGIS CORPORATION                                                                                        291,394
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.60%
         10,900    DELEK US HOLDINGS INCORPORATED                                                                           138,103
         35,895    INTEROIL CORPORATION+                                                                                    591,191
         29,200    WD-40 COMPANY                                                                                            970,900

                                                                                                                          1,700,194
                                                                                                                    ---------------

PIPELINES: 0.15%
          9,100    ENBRIDGE ENERGY PARTNERS LP                                                                              432,705
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES: 0.11%
          7,200    NORTHWEST PIPE COMPANY+                                                                                  305,928
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.29%
         18,000    AMERICAN GREETINGS CORPORATION CLASS A                                                                   333,900
         41,000    ENNIS INCORPORATED                                                                                       687,980
         64,255    JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              474,202
         24,785    MCCLATCHY COMPANY CLASS A                                                                                265,200
         11,300    MULTI-COLOR CORPORATION                                                                                  252,668
        458,200    PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                              3,816,806
         80,200    PRESSTEK INCORPORATED+                                                                                   351,276
         53,205    R.H. DONNELLEY CORPORATION+                                                                              269,217

                                                                                                                          6,451,249
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 179


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
REAL ESTATE: 0.05%
         14,900    THOMAS PROPERTIES GROUP INCORPORATED                                                             $       130,822
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUST (REIT): 0.27%
         53,500    LEXINGTON CORPORATE PROPERTIES TRUST                                                                     770,935
                                                                                                                    ---------------

RESTAURANTS: 0.08%
         20,200    MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                              235,330
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
        147,883    INTERTAPE POLYMER GROUP INCORPORATED+                                                                    350,483
          4,521    JARDEN CORPORATION+                                                                                       98,287
         28,300    SEALED AIR CORPORATION                                                                                   714,575

                                                                                                                          1,163,345
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.03%
          8,700    MARKETAXESS HOLDINGS INCORPORATED+                                                                        86,478
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.62%
         87,090    GENTEX CORPORATION                                                                                     1,493,594
         65,480    US CONCRETE INCORPORATED+                                                                                248,824

                                                                                                                          1,742,418
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.47%
         32,990    AIRTRAN HOLDINGS INCORPORATED+                                                                           217,734
         33,845    JETBLUE AIRWAYS CORPORATION+                                                                             196,301
          6,215    PHI INCORPORATED+                                                                                        189,558
         23,070    PHI INCORPORATED (NON-VOTING)+                                                                           727,628

                                                                                                                          1,331,221
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT: 2.97%
         36,900    AFTERMARKET TECHNOLOGY CORPORATION+                                                                      717,336
         23,300    ARCTIC CAT INCORPORATED                                                                                  169,857
        165,697    EXIDE TECHNOLOGIES+                                                                                    2,170,631
        176,200    FEDERAL SIGNAL CORPORATION                                                                             2,459,742
        148,960    FLEETWOOD ENTERPRISES INCORPORATED+                                                                      685,216
         19,915    HI SHEAR TECHNOLOGY CORPORATION+                                                                         229,023
         17,100    MONACO COACH CORPORATION                                                                                 162,108
         53,300    SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                              1,182,194
         14,900    WABTEC CORPORATION                                                                                       561,134

                                                                                                                          8,337,241
                                                                                                                    ---------------

TRANSPORTATION SERVICES: 0.66%
         42,900    DYNAMEX INCORPORATED+                                                                                  1,085,370
          9,600    GATX CORPORATION                                                                                         375,072
         23,300    PACER INTERNATIONAL INCORPORATED                                                                         382,819

                                                                                                                          1,843,261
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.32%
        117,400    KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                          1,988,756
         34,100    SCHOOL SPECIALTY INCORPORATED+                                                                         1,075,514
         97,300    SOURCE INTERLINK COMPANIES INCORPORATED+                                                                 184,870
          9,800    UNITED STATIONERS INCORPORATED+                                                                          467,460

                                                                                                                          3,716,600
                                                                                                                    ---------------

180 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS: 1.29%
         10,200    INTERLINE BRANDS INCORPORATED+                                                                   $       189,210
         51,000    KAMAN CORPORATION CLASS A                                                                              1,442,790
         16,400    LKQ CORPORATION+                                                                                         368,508
        100,100    NAVARRE CORPORATION+                                                                                     176,176
          9,600    OWENS & MINOR INCORPORATED                                                                               377,664
         42,969    PATRICK INDUSTRIES INCORPORATED+                                                                         294,338
         78,000    POMEROY IT SOLUTIONS INCORPORATED+                                                                       431,340
         27,600    WILLIS LEASE FINANCE CORPORATION+                                                                        346,932

                                                                                                                          3,626,958
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $321,141,255)                                                                                 272,854,050
                                                                                                                    ---------------

RIGHTS: 0.01%
         18,957    MCG CAPITAL CORPORATION+                                                                                  20,284

TOTAL RIGHTS (COST $0)                                                                                                       20,284
                                                                                                                    ---------------

PREFERRED STOCKS: 0.09%
         15,200    ANWORTH MORTGAGE PREFERRED                                                                               258,400

TOTAL PREFERRED STOCKS (COST $360,099)                                                                                      258,400
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 2.11%
      5,945,231    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           5,945,231
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,945,231)                                                                            5,945,231
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $327,446,585)*                        99.24%                                                                  $   279,077,965

OTHER ASSETS AND LIABILITIES, NET            0.76                                                                         2,138,790
                                           ------                                                                   ---------------

TOTAL NET ASSETS                           100.00%                                                                  $   281,216,755
                                           ------                                                                   ---------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,945,231.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

182 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                                        C&B Large      Disciplined
                                                                                                        Cap Value        Growth
                                                                                                        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ................................   $ 777,220,877   $ 127,757,371
     Collateral received for securities loaned (Note 2) ...........................................      53,385,005       3,444,329
     Investments in affiliates ....................................................................      39,642,910       5,140,615
                                                                                                      -----------------------------
   Total investments at market value (see cost below) .............................................     870,248,792     136,342,315
                                                                                                      -----------------------------
   Foreign currency, at value .....................................................................               0               0
   Variation margin receivable on futures contracts ...............................................               0               0
   Receivable for investments sold ................................................................               0               0
   Receivables for dividends and interest .........................................................       1,864,177         103,444
   Prepaid expenses and other assets ..............................................................               0               0
                                                                                                      -----------------------------
Total assets ......................................................................................     872,112,969     136,445,759
                                                                                                      -----------------------------

LIABILITIES
   Foreign taxes payable ..........................................................................             390               0
   Payable for investments purchased ..............................................................               0               0
   Payable to investment advisor and affiliates (Note 3) ..........................................         523,152          78,707
   Unrealized depreciation on forward foreign currency contracts ..................................               0               0
   Payable upon receipt of securities loaned (Note 2) .............................................      54,264,921       3,593,979
   Accrued expenses and other liabilities .........................................................           5,885          16,621
                                                                                                      -----------------------------
Total liabilities .................................................................................      54,794,348       3,689,307
                                                                                                      -----------------------------
TOTAL NET ASSETS ..................................................................................   $ 817,318,621   $ 132,756,452
                                                                                                      =============================

Investments at cost ...............................................................................   $ 919,302,063   $ 125,364,422
                                                                                                      -----------------------------
Foreign currencies at cost ........................................................................   $           0   $           0
                                                                                                      -----------------------------
Securities on loan, at market value (Note 2) ......................................................   $  51,303,736   $   3,268,002
                                                                                                      -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 183


                                                                                       Emerging          Equity          Equity
                                                                                        Growth           Income           Value
                                                                                       Portfolio        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ..............   $  104,266,904   $  448,537,626   $ 647,890,846
     Collateral received for securities loaned (Note 2) .........................       41,763,964       60,904,203      99,897,451
     Investments in affiliates ..................................................        4,308,287        2,170,153      21,079,670
                                                                                    -----------------------------------------------
   Total investments at market value (see cost below) ...........................      150,339,155      511,611,982     768,867,967
                                                                                    -----------------------------------------------
   Foreign currency, at value ...................................................                0                0               0
   Variation margin receivable on futures contracts .............................                0                0               0
   Receivable for investments sold ..............................................        2,498,976                0      25,077,338
   Receivables for dividends and interest .......................................           20,981          561,681         891,637
   Prepaid expenses and other assets ............................................                0                0               0
                                                                                    -----------------------------------------------
Total assets ....................................................................      152,859,112      512,173,663     794,836,942
                                                                                    -----------------------------------------------

LIABILITIES
   Foreign taxes payable ........................................................                0                0               0
   Payable for investments purchased ............................................        1,267,885                0      32,376,089
   Payable to investment advisor and affiliates (Note 3) ........................           80,609          190,103         340,255
   Unrealized depreciation on forward foreign currency contracts ................                0                0               0
   Payable upon receipt of securities loaned (Note 2) ...........................       41,970,475       61,379,842     100,523,548
   Accrued expenses and other liabilities .......................................           18,335           30,413          22,903
                                                                                    -----------------------------------------------
Total liabilities ...............................................................       43,337,304       61,600,358     133,262,795
                                                                                    -----------------------------------------------
TOTAL NET ASSETS ................................................................   $  109,521,808   $  450,573,305   $ 661,574,147
                                                                                    ===============================================

Investments at cost .............................................................   $  153,936,882   $  437,255,082   $ 766,295,647
                                                                                    -----------------------------------------------
Foreign currencies at cost ......................................................   $            0   $            0   $           0
                                                                                    -----------------------------------------------
Securities on loan, at market value (Note 2) ....................................   $   40,861,147   $   59,407,397   $  97,111,262
                                                                                    -----------------------------------------------

                                                                                                      International   International
                                                                                         Index            Core           Growth
                                                                                       Portfolio        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ..............   $ 2,317,103,484   $ 110,888,991   $ 236,555,929
     Collateral received for securities loaned (Note 2) .........................       425,644,282               0      21,383,063
     Investments in affiliates ..................................................        25,784,728         659,911       5,673,218
                                                                                    -----------------------------------------------
   Total investments at market value (see cost below) ...........................     2,768,532,494     111.548.902     263,612,210
                                                                                    -----------------------------------------------
   Foreign currency, at value ...................................................                 0               0             105
   Variation margin receivable on futures contracts .............................            21,675               0               0
   Receivable for investments sold ..............................................         1,518,079              47       1,208,022
   Receivables for dividends and interest .......................................         3,269,341         481,023         530,700
   Prepaid expenses and other assets ............................................                 0               0          15,301
                                                                                    -----------------------------------------------
Total assets ....................................................................     2,773,341,589     112,029,972     265,366,338
                                                                                    -----------------------------------------------

LIABILITIES
   Foreign taxes payable ........................................................                 0          11,974               0
   Payable for investments purchased ............................................         1,567,798          96,495       2,207,830
   Payable to investment advisor and affiliates (Note 3) ........................           172,679          92,990         203,468
   Unrealized depreciation on forward foreign currency contracts ................                 0               0           2,443
   Payable upon receipt of securities loaned (Note 2) ...........................       428,961,515               0      21,383,063
   Accrued expenses and other liabilities .......................................            53,076           9,477           1,779
                                                                                    -----------------------------------------------
Total liabilities ...............................................................       430,755,068         210,936      23,798,583
                                                                                    -----------------------------------------------
TOTAL NET ASSETS ................................................................   $ 2,342,586,521   $ 111,819,036   $ 241,567,755
                                                                                    ===============================================

Investments at cost .............................................................   $ 2,427,849,144   $ 103,189,194   $ 243,849,889
                                                                                    -----------------------------------------------
Foreign currencies at cost ......................................................   $             0   $           0   $         100
                                                                                    -----------------------------------------------
Securities on loan, at market value (Note 2) ....................................   $   415,970,290   $           0   $  20,509,973
                                                                                    -----------------------------------------------

184 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                                      International   International
                                                                                                          Index          Value
                                                                                                        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ................................   $ 108,505,977   $ 378,396,140
     Collateral received for securities loaned (Note 2) ...........................................       3,399,214      29,204,017
     Investments in affiliates ....................................................................       1,178,469       9,021,416
                                                                                                      -----------------------------
   Total investments at market value (see cost below) .............................................     113,083,660     416,621,573
                                                                                                      -----------------------------
   Foreign currency, at value .....................................................................       1,157,544       3,708,988
   Variation margin receivable on futures contracts ...............................................         321,309               0
   Receivable for investments sold ................................................................               0         993,358
   Receivables for dividends and interest .........................................................         636,643       2,880,636
   Unrealized appreciation on forward foreign currency contracts ..................................           5,217               0
   Prepaid expenses and other assets ..............................................................               0               0
                                                                                                      -----------------------------
Total assets ......................................................................................     115,204,373     424,204,555
                                                                                                      -----------------------------

LIABILITIES
   Foreign taxes payable ..........................................................................               0               0
   Payable for investments purchased ..............................................................               0         414,642
   Payable to investment advisor and affiliates (Note 3) ..........................................          39,086         316,565
   Unrealized depreciation on forward foreign currency contracts ..................................               0             181
   Payable upon receipt of securities loaned (Note 2) .............................................       3,399,214      29,204,017
   Accrued expenses and other liabilities .........................................................          60,283          44,164
                                                                                                      -----------------------------
Total liabilities .................................................................................       3,498,583      29,979,569
                                                                                                      -----------------------------
TOTAL NET ASSETS ..................................................................................   $ 111,705,790   $ 394,224,986
                                                                                                      =============================

Investments at cost ...............................................................................   $  83,813,551   $ 411,866,223
                                                                                                      -----------------------------
Foreign currencies at cost ........................................................................   $   1,147,267   $   3,676,791
                                                                                                      -----------------------------
Securities on loan, at market value (Note 2) ......................................................   $   3,238,078   $  28,051,508
                                                                                                      -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 185


                                                                                      Large Cap      Large Company      Small Cap
                                                                                     Appreciation       Growth            Index
                                                                                      Portfolio        Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ..............   $ 141,369,468   $ 1,948,251,543   $ 312,284,301
     Collateral received for securities loaned (Note 2) .........................       7,265,602       237,084,094     112,005,529
     Investments in affiliates ..................................................       5,093,290        16,208,568       2,658,018
                                                                                    -----------------------------------------------
   Total investments at market value (see cost below) ...........................     153,728,360     2,201,544,205     426,947,848
                                                                                    -----------------------------------------------
   Foreign currency, at value ...................................................               0                 0               0
   Variation margin receivable on futures contracts .............................               0                 0          11,800
   Receivable for investments sold ..............................................               0        23,912,354         660,255
   Receivables for dividends and interest .......................................         160,567           860,699         349,357
   Unrealized appreciation on forward foreign currency contracts ................               0                 0               0
   Prepaid expenses and other assets ............................................               0                 0               0
                                                                                    -----------------------------------------------
Total assets ....................................................................     153,888,927     2,226,317,258     427,969,260
                                                                                    -----------------------------------------------

LIABILITIES
   Foreign taxes payable ........................................................             423                 0               0
   Payable for investments purchased ............................................         676,154                 0       1,476,386
   Payable to investment advisor and affiliates (Note 3) ........................          87,894         1,064,222          39,806
   Unrealized depreciation on forward foreign currency contracts ................               0                 0               0
   Payable upon receipt of securities loaned (Note 2) ...........................       7,370,781       239,520,774     112,756,913
   Accrued expenses and other liabilities .......................................          30,867            64,119           8,813
                                                                                    -----------------------------------------------
Total liabilities ...............................................................       8,166,119       240,649,115     114,281,918
                                                                                    -----------------------------------------------
TOTAL NET ASSETS ................................................................   $ 145,722,808   $ 1,985,668,143   $ 313,687,342
                                                                                    ===============================================

Investments at cost .............................................................   $ 146,839,063   $ 1,990,429,067   $ 415,075,294
                                                                                    -----------------------------------------------
Foreign currencies at cost ......................................................   $           0   $             0   $           0
                                                                                    -----------------------------------------------
Securities on loan, at market value (Note 2) ....................................   $   7,115,622   $   234,815,811   $ 109,611,323
                                                                                    -----------------------------------------------

                                                                                    Small Company    Small Company     Strategic
                                                                                        Growth           Value         Small Cap
                                                                                      Portfolio        Portfolio     Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value (including securities on loan) ..............   $ 551,679,955   $   361,015,168   $ 273,132,734
     Collateral received for securities loaned (Note 2) .........................     114,580,409        65,971,954               0
     Investments in affiliates ..................................................      15,401,791         4,684,767       5,945,231
                                                                                    -----------------------------------------------
   Total investments at market value (see cost below) ...........................     681,662,155       431,671,889     279,077,965
                                                                                    -----------------------------------------------
   Foreign currency, at value ...................................................               0                 0               0
   Variation margin receivable on futures contracts .............................               0                 0               0
   Receivable for investments sold ..............................................      14,600,571         3,894,777       3,040,381
   Receivables for dividends and interest .......................................         135,375           527,238         440,044
   Unrealized appreciation on forward foreign currency contracts ................               0                 0               0
   Prepaid expenses and other assets ............................................               0                 0           8,058
                                                                                    -----------------------------------------------
Total assets ....................................................................     696,398,101       436,093,904     282,566,448
                                                                                    -----------------------------------------------

LIABILITIES
   Foreign taxes payable ........................................................               0                 0             139
   Payable for investments purchased ............................................      19,458,368           185,350       1,140,698
   Payable to investment advisor and affiliates (Note 3) ........................         391,348           267,609         204,119
   Unrealized depreciation on forward foreign currency contracts ................               0                 0               0
   Payable upon receipt of securities loaned (Note 2) ...........................     115,052,145        66,410,149               0
   Accrued expenses and other liabilities .......................................          22,673            12,790           4,737
                                                                                    -----------------------------------------------
Total liabilities ...............................................................     134,924,534        66,875,898       1,349,693
                                                                                    -----------------------------------------------
TOTAL NET ASSETS ................................................................   $ 561,473,567   $   369,218,006   $ 281,216,755
                                                                                    ===============================================

Investments at cost .............................................................   $ 743,902,544   $   497,886,091   $ 327,446,585
                                                                                    -----------------------------------------------
Foreign currencies at cost ......................................................   $           0   $             0   $           0
                                                                                    -----------------------------------------------
Securities on loan, at market value (Note 2) ....................................   $ 110,753,320   $    64,218,005   $           0
                                                                                    -----------------------------------------------

186 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                                         C&B Large      Disciplined
                                                                                                         Cap Value        Growth
                                                                                                         Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ....................................................................................   $  11,503,118   $     537,909
   Dividends from affiliated securities ...........................................................               0               0
   Interest .......................................................................................               0           1,398
   Interest from affiliated securities ............................................................         692,170         108,847
   Securities lending income, net .................................................................         216,717          22,090
                                                                                                      -----------------------------
Total investment income ...........................................................................      12,412,005         670,244
                                                                                                      -----------------------------

EXPENSES
   Advisory fees ..................................................................................       3,848,963         579,616
   Custody fees ...................................................................................         109,434          15,748
   Accounting fees ................................................................................               0               0
   Professional fees ..............................................................................           8,299           7,649
   Shareholder reports ............................................................................           5,642           2,800
   Trustees' fees .................................................................................           4,323           4,323
   Other fees and expenses ........................................................................          12,053           3,385
                                                                                                      -----------------------------
Total expenses ....................................................................................       3,988,714         613,521
                                                                                                      -----------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ...................................................        (236,762)         (8,647)
   Net expenses ...................................................................................       3,751,952         604,874
                                                                                                      -----------------------------
Net investment income (loss) ......................................................................       8,660,053          65,370
                                                                                                      -----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ................................      (1,752,673)      3,239,225
   Futures transactions ...........................................................................               0               0
   Affiliated securities ..........................................................................               0               0
                                                                                                      -----------------------------
Net realized gain and loss from investments .......................................................      (1,752,673)      3,239,225
                                                                                                      -----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ................................    (159,412,790)    (29,631,541)
   Forward foreign currency contracts .............................................................               0               0
   Futures transactions ...........................................................................               0               0
                                                                                                      -----------------------------
Net change in unrealized appreciation (depreciation) of investments ...............................    (159,412,790)    (29,631,541)
                                                                                                      -----------------------------
Net realized and unrealized gain (loss) on investments ............................................    (161,165,463)    (26,392,316)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................   $(152,505,410)   $(26,326,946)
                                                                                                      =============================

1 Net of foreign withholding taxes of .............................................................   $            0   $          0

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 187


                                                                                         Emerging         Equity          Equity
                                                                                          Growth          Income          Value
                                                                                        Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ....................................................................   $      48,485   $   7,179,101   $   6,844,875
   Dividends from affiliated securities ...........................................               0               0               0
   Interest .......................................................................               0           2,953               0
   Interest from affiliated securities ............................................          78,203          68,528         369,705
   Securities lending income, net .................................................          94,589          85,066         101,548
                                                                                      ---------------------------------------------
Total investment income ...........................................................         221,277       7,335,648       7,316,128
                                                                                      ---------------------------------------------

EXPENSES
   Advisory fees ..................................................................         410,193       2,008,346       2,236,748
   Custody fees ...................................................................           9,316          54,988          61,711
   Accounting fees ................................................................               0               0               0
   Professional fees ..............................................................          10,802           9,136           7,917
   Shareholder reports ............................................................           8,104               0               0
   Trustees' fees .................................................................           4,323           4,323           4,323
   Other fees and expenses ........................................................           2,215           5,618           4,410
                                                                                      ---------------------------------------------
Total expenses ....................................................................         444,953       2,082,411       2,315,109
                                                                                      ---------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ...................................          (3,127)       (600,541)       (168,637)
   Net expenses ...................................................................         441,826       1,481,870       2,146,472
                                                                                      ---------------------------------------------
Net investment income (loss) ......................................................        (220,549)      5,853,778       5,169,656
                                                                                      ---------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ................      (7,126,588)     32,503,573     (22,869,141)
   Futures transactions ...........................................................               0               0               0
   Affiliated securities ..........................................................               0               0               0
                                                                                      ---------------------------------------------
Net realized gain and loss from investments .......................................      (7,126,588)     32,503,573     (22,869,141)
                                                                                      ---------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ................     (17,759,988)   (112,427,244)    (77,919,530)
   Forward foreign currency contracts .............................................               0               0               0
   Futures transactions ...........................................................               0               0               0
                                                                                      ---------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ...............     (17,759,988)   (112,427,244)    (77,919,530)
                                                                                      ---------------------------------------------
Net realized and unrealized gain (loss) on investments ............................     (24,886,576)    (79,923,671)   (100,788,671)
                                                                                      ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................   $ (25,107,125)  $ (74,069,893)  $ (95,619,015)
                                                                                      =============================================

1 Net of foreign withholding taxes of .............................................   $           0   $           0   $      16,982

                                                                                                      International   International
                                                                                          Index            Core           Growth
                                                                                        Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ....................................................................   $  26,465,069   $   1,033,406   $   1,301,959
   Dividends from affiliated securities ...........................................         426,537               0               0
   Interest .......................................................................          24,979               0               0
   Interest from affiliated securities ............................................         397,017          15,739         140,885
   Securities lending income, net .................................................         476,667          14,498          31,582
                                                                                      ---------------------------------------------
Total investment income ...........................................................      27,790,269       1,063,643       1,474,426
                                                                                      ---------------------------------------------

EXPENSES
   Advisory fees ..................................................................       1,097,284         635,738       1,282,690
   Custody fees ...................................................................         259,276          66,920         135,020
   Accounting fees ................................................................               0           3,553           4,155
   Professional fees ..............................................................          11,559          21,124          11,899
   Shareholder reports ............................................................          16,985             960           1,163
   Trustees' fees .................................................................           4,323           4,323           4,323
   Other fees and expenses ........................................................          26,577          26,351          13,223
                                                                                      ---------------------------------------------
Total expenses ....................................................................       1,416,004         758,969       1,452,473
                                                                                      ---------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ...................................          (9,780)        (14,768)        (41,085)
   Net expenses ...................................................................       1,406,224         744,201       1,411,388
                                                                                      ---------------------------------------------
Net investment income (loss) ......................................................      26,384,045         319,442          63,038
                                                                                      ---------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ................      56,158,240       8,871,753      19,275,961
   Futures transactions ...........................................................      (2,802,268)              0               0
   Affiliated securities ..........................................................         689,547               0               0
                                                                                      ---------------------------------------------
Net realized gain and loss from investments .......................................      54,045,519       8,871,753      19,275,961
                                                                                      ---------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ................    (428,773,027)    (26,152,765)    (41,432,491)
   Forward foreign currency contracts .............................................               0           2,864         (19,740)
   Futures transactions ...........................................................        (538,092)              0               0
                                                                                      ---------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ...............    (429,311,119)    (26,149,901)    (41,452,231)
                                                                                      ---------------------------------------------
Net realized and unrealized gain (loss) on investments ............................    (375,265,600)    (17,278,148)    (22,176,270)
                                                                                      ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................   $(348,881,555)  $ (16,958,706)  $ (22,113,232)
                                                                                      =============================================

1 Net of foreign withholding taxes of .............................................   $           0   $      76,956   $     156,052

188 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                                      International   International
                                                                                                          Index           Value
                                                                                                        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ....................................................................................   $   1,647,887   $   6,781,901
   Interest .......................................................................................           8,000          30,594
   Interest from affiliated securities ............................................................          17,626         228,490
   Securities lending income, net .................................................................          24,115          51,459
                                                                                                      -----------------------------
Total investment income ...........................................................................       1,697,628       7,092,444
                                                                                                      -----------------------------

EXPENSES
   Advisory fees ..................................................................................         234,705       1,978,735
   Custody fees ...................................................................................          67,059         208,288
   Accounting fees ................................................................................           1,184           4,520
   Professional fees ..............................................................................           9,268           9,643
   Shareholder reports ............................................................................             303             625
   Trustees' fees .................................................................................           4,323           4,323
   Other fees and expenses ........................................................................          22,043          21,659
                                                                                                      -----------------------------
Total expenses ....................................................................................         338,885       2,227,793
                                                                                                      -----------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ...................................................          (7,330)       (161,512)
   Net expenses ...................................................................................         331,555       2,066,281
                                                                                                      -----------------------------
Net investment income (loss) ......................................................................       1,366,073       5,026,163
                                                                                                      -----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ................................      14,163,658       3,270,994
   Forward Foreign Currency Contracts .............................................................          77,264               0
   Futures transactions ...........................................................................        (716,797)              0
                                                                                                      -----------------------------
Net realized gain and loss from investments .......................................................      13,524,125       3,270,994
                                                                                                      -----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ................................     (30,040,066)    (76,145,680)
   Forward foreign currency contracts .............................................................          (1,738)           (269)
   Futures transactions ...........................................................................          (2,419)              0
                                                                                                      -----------------------------
Net change in unrealized appreciation (depreciation) of investments ...............................     (30,044,223)    (76,145,949)
                                                                                                      -----------------------------
Net realized and unrealized gain (loss) on investments ............................................     (16,520,098)    (72,874,955)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................   $ (15,154,025)  $ (67,848,792)
                                                                                                      =============================

1 Net of foreign withholding taxes of .............................................................   $      87,560   $     258,981

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 189


                                                                                      Large Cap      Large Company      Small Cap
                                                                                    Appreciation         Growth           Index
                                                                                      Portfolio        Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..................................................................   $     974,600   $    10,979,074   $   2,220,240
   Interest .....................................................................               0                 0          12,996
   Interest from affiliated securities ..........................................          64,822           633,245         156,832
   Securities lending income, net ...............................................          14,932           316,746         439,714
                                                                                    -----------------------------------------------
Total investment income .........................................................       1,054,354        11,929,065       2,829,782
                                                                                    -----------------------------------------------

EXPENSES
   Advisory fees ................................................................         555,923         8,079,410         363,053
   Custody fees .................................................................          16,430           242,317          36,305
   Accounting fees ..............................................................               0                 0               0
   Professional fees ............................................................           7,236            12,153           8,542
   Shareholder reports ..........................................................           1,950             6,688               0
   Trustees' fees ...............................................................           4,323             4,323           4,323
   Other fees and expenses ......................................................           1,830            20,992           4,041
                                                                                    -----------------------------------------------
Total expenses ..................................................................         587,692         8,365,883         416,264
                                                                                    -----------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .................................         (16,724)         (212,779)       (126,835)
   Net expenses .................................................................         570,968         8,153,104         289,429
                                                                                    -----------------------------------------------
Net investment income (loss) ....................................................         483,386         3,775,961       2,540,353
                                                                                    -----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..............       3,171,910       149,362,283      25,349,487
   Forward Foreign Currency Contracts ...........................................               0                 0               0
   Futures transactions .........................................................               0                 0      (1,186,040)
                                                                                    -----------------------------------------------
Net realized gain and loss from investments .....................................       3,171,910       149,362,283      24,163,447
                                                                                    -----------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..............     (22,866,789)     (582,697,549)    (80,453,469)
   Forward foreign currency contracts ...........................................               0                 0               0
   Futures transactions .........................................................               0                 0        (170,275)
                                                                                    -----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .............     (22,866,789)     (582,697,549)    (80,623,744)
                                                                                    -----------------------------------------------
Net realized and unrealized gain (loss) on investments ..........................     (19,694,879)     (433,335,266)    (56,460,297)
                                                                                    -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................   $ (19,211,493)  $  (429,559,305)  $ (53,919,944)
                                                                                    ===============================================

1 Net of foreign withholding taxes of ...........................................   $           0   $             0   $         838

                                                                                    Small Company   Small Company      Strategic
                                                                                        Growth          Value          Small Cap
                                                                                      Portfolio       Portfolio     Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..................................................................   $     819,584   $   3,189,510   $     2,442,890
   Interest .....................................................................               0               0                 0
   Interest from affiliated securities ..........................................         437,942         193,484           236,862
   Securities lending income, net ...............................................         169,984         470,479                 0
                                                                                    -----------------------------------------------
Total investment income .........................................................       1,427,510       3,853,473         2,679,752
                                                                                    -----------------------------------------------

EXPENSES
   Advisory fees ................................................................       3,023,779       1,889,070         1,441,273
   Custody fees .................................................................          69,234          42,688            32,550
   Accounting fees ..............................................................               0               0                 0
   Professional fees ............................................................           8,407           9,176            12,743
   Shareholder reports ..........................................................           1,449               0             2,331
   Trustees' fees ...............................................................           4,323           4,323             4,323
   Other fees and expenses ......................................................           7,491           3,244             4,397
                                                                                    -----------------------------------------------
Total expenses ..................................................................       3,114,683       1,948,501         1,497,617
                                                                                    -----------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .................................          (5,516)         (9,930)          (60,967)
   Net expenses .................................................................       3,109,167       1,938,571         1,436,650
                                                                                    -----------------------------------------------
Net investment income (loss) ....................................................      (1,681,657)      1,914,902         1,243,102
                                                                                    -----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..............     (28,259,346)    (38,301,983)       (7,231,054)
   Forward Foreign Currency Contracts ...........................................               0               0                 0
   Futures transactions .........................................................               0               0                 0
                                                                                    -----------------------------------------------
Net realized gain and loss from investments .....................................     (28,259,346)    (38,301,983)       (7,231,054)
                                                                                    -----------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..............    (135,788,345)    (61,469,442)      (48,544,843)
   Forward foreign currency contracts ...........................................               0               0                 0
   Futures transactions .........................................................               0               0                 0
                                                                                    -----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .............    (135,788,345)    (61,469,442)      (48,544,843)
                                                                                    -----------------------------------------------
Net realized and unrealized gain (loss) on investments ..........................    (164,047,691)    (99,771,425)      (55,775,897)
                                                                                    -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................   $(165,729,348)  $ (97,856,523)  $   (54,532,795)
                                                                                    ===============================================

1 Net of foreign withholding taxes of ...........................................   $      12,624   $           0   $         7,950

190 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                               C&B LARGE CAP VALUE PORTFOLIO
                                                                                           -------------------------------------
                                                                                                For the
                                                                                           Six Months Ended        For the
                                                                                            March 31, 2008       Year Ended
                                                                                              (Unaudited)     September 30, 2007
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................................................   $  1,241,289,608   $      841,546,045

OPERATIONS
   Net investment income (loss) ........................................................          8,660,053           16,064,930
   Net realized gain (loss) on investments .............................................         (1,752,673)          56,127,455
   Net change in unrealized appreciation (depreciation) of investments .................       (159,412,790)          43,387,252
                                                                                           -------------------------------------
Net increase (decrease) in net assets resulting from operations ........................       (152,505,410)         115,579,637
                                                                                           -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .......................................................................         51,571,471          483,212,085
   Withdrawals .........................................................................       (323,037,048)        (199,048,159)
                                                                                           -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...........       (271,465,577)         284,163,926
                                                                                           -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................       (423,970,987)         399,743,563
                                                                                           =====================================
ENDING NET ASSETS ......................................................................   $    817,318,621   $    1,241,289,608
                                                                                           =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 191


                                                                                                DISCIPLINED GROWTH PORTFOLIO
                                                                                           -------------------------------------
                                                                                                For the
                                                                                           Six Months Ended        For the
                                                                                            March 31, 2008        Year Ended
                                                                                             (Unaudited)      September 30, 2007
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................................................   $    183,601,568   $      187,057,301

OPERATIONS
   Net investment income (loss) ........................................................             65,370              185,231
   Net realized gain (loss) on investments .............................................          3,239,225           20,448,384
   Net change in unrealized appreciation (depreciation) of investments .................        (29,631,541)          15,231,365
                                                                                           -------------------------------------
Net increase (decrease) in net assets resulting from operations ........................        (26,326,946)          35,864,980
                                                                                           -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .......................................................................          9,217,193            4,065,448
   Withdrawals .........................................................................        (33,735,363)         (43,386,161)
                                                                                           -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...........        (24,518,170)         (39,320,713)
                                                                                           -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................        (50,845,116)          (3,455,733)
                                                                                           =====================================
ENDING NET ASSETS ......................................................................   $    132,756,452   $      183,601,568
                                                                                           =====================================

                                                                                                  EMERGING GROWTH PORTFOLIO
                                                                                           -------------------------------------
                                                                                                For the
                                                                                           Six Months Ended        For the
                                                                                            March 31, 2008       Period Ended
                                                                                              (Unaudited)     September 30, 2007
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................................................   $     86,519,880   $                0

OPERATIONS
   Net investment income (loss) ........................................................           (220,549)            (191,853)
   Net realized gain (loss) on investments .............................................         (7,126,588)             377,651
   Net change in unrealized appreciation (depreciation) of investments .................        (17,759,988)          14,162,261
                                                                                           -------------------------------------
Net increase (decrease) in net assets resulting from operations ........................        (25,107,125)          14,348,059
                                                                                           -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .......................................................................         68,379,397           88,757,743
   Withdrawals .........................................................................        (20,270,344)         (16,585,922)
                                                                                           -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...........         48,109,053           72,171,821
                                                                                           -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................         23,001,928           86,519,880
                                                                                           =====================================
ENDING NET ASSETS ......................................................................   $    109,521,808   $       86,519,880
                                                                                           =====================================

                                                                                                  EQUITY INCOME PORTFOLIO
                                                                                           -------------------------------------
                                                                                                For the
                                                                                           Six Months Ended        For the
                                                                                            March 31, 2008        Year Ended
                                                                                              (Unaudited)     September 30, 2007
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................................................   $    665,234,283   $    1,015,722,285

OPERATIONS
   Net investment income (loss) ........................................................          5,853,778           16,078,785
   Net realized gain (loss) on investments .............................................         32,503,573          188,810,247
   Net change in unrealized appreciation (depreciation) of investments .................       (112,427,244)         (73,139,434
                                                                                           -------------------------------------
Net increase (decrease) in net assets resulting from operations ........................        (74,069,893)         131,749,598
                                                                                           -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .......................................................................          8,434,299           16,754,808
   Withdrawals .........................................................................       (149,025,384)        (498,992,408)
                                                                                           -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...........       (140,591,085)        (482,237,600)
                                                                                           -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................       (214,660,978)        (350,488,002)
                                                                                           =====================================
ENDING NET ASSETS ......................................................................   $    450,573,305   $      665,234,283
                                                                                           =====================================

192 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                  EQUITY VALUE PORTFOLIO
                                                                                           ------------------------------------
                                                                                               For the
                                                                                           Six Months Ended        For the
                                                                                            March 31, 2008        Year Ended
                                                                                             (Unaudited)      September 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................................................   $    639,562,611   $      490,515,385

OPERATIONS
   Net investment income (loss) ........................................................          5,169,656            7,512,769
   Net realized gain (loss) on investments .............................................        (22,869,141)          65,605,985
   Net change in unrealized appreciation (depreciation) of investments .................        (77,919,530)          30,705,045
                                                                                           -------------------------------------
Net increase (decrease) in net assets resulting from operations ........................        (95,619,015)         103,823,799
                                                                                           -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .......................................................................        156,484,481          125,489,688
   Withdrawals .........................................................................        (38,853,930)         (80,266,261)
                                                                                           -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...........        117,630,551           45,223,427
                                                                                           -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................         22,011,536          149,047,226
                                                                                           =====================================
ENDING NET ASSETS ......................................................................   $    661,574,147   $      639,562,611
                                                                                           =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 193


                                                                    INDEX PORTFOLIO                INTERNATIONAL CORE PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                              For the                               For the
                                                         Six Months Ended       For the        Six Months Ended        For the
                                                          March 31, 2008       Year Ended       March 31, 2008       Year Ended
                                                            (Unaudited)    September 30, 2007     (Unaudited)    September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................   $  2,814,355,166  $    2,548,093,616  $    159,894,926  $      161,638,942

OPERATIONS
    Net investment income (loss) .....................         26,384,045          51,519,728           319,442           2,056,363
    Net realized gain (loss) on investments ..........         54,045,519         117,184,727         8,871,753          27,306,462
    Net change in unrealized appreciation
       (depreciation) of investments .................       (429,311,119)        245,109,179       (26,149,901)          5,567,904
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations ...................................       (348,881,555)        413,813,634       (16,958,706)         34,930,729
                                                         --------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .....................................         68,765,604         226,915,817         5,567,604           5,766,735
   Withdrawals .......................................       (191,652,694)       (374,467,901)      (36,684,788)        (42,441,480)
                                                         --------------------------------------------------------------------------
Net increase (decrease) from transactions in
   investors' beneficial interests ...................       (122,887,090)       (147,552,084)      (31,117,184)        (36,674,745)
                                                         --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................       (471,768,645)        266,261,550       (48,075,890)         (1,744,016)
                                                         ==========================================================================
ENDING NET ASSETS ....................................   $  2,342,586,521  $    2,814,355,166  $    111,819,036  $      159,894,926
                                                         ==========================================================================

                                                                                                  INTERNATIONAL GROWTH PORTFOLIO
                                                                                               ------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended       For the
                                                                                                March 31, 2008       Year Ended
                                                                                                  (Unaudited)    September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $    300,626,325  $      301,162,819

OPERATIONS
Net investment income (loss) ...............................................................             63,038           3,331,475
   Net realized gain (loss) on investments .................................................         19,275,961          56,226,589
   Net change in unrealized appreciation (depreciation) of investments .....................        (41,452,231)         15,364,318
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ............................        (22,113,232)         74,922,382
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...........................................................................         11,744,979          57,271,305
   Withdrawals .............................................................................        (48,690,317)       (132,730,181)
                                                                                               ------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...............        (36,945,338)        (75,458,876)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        (59,058,570)           (536,494)
                                                                                               ====================================
ENDING NET ASSETS ..........................................................................   $    241,567,755  $      300,626,325
                                                                                               ====================================

194 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                   INTERNATIONAL INDEX PORTFOLIO
                                                                                               ------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                March 31, 2008       Year Ended
                                                                                                  (Unaudited)    September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $    160,036,146  $      161,960,014

OPERATIONS
   Net investment income (loss) ............................................................          1,366,073           3,481,241
   Net realized gain (loss) on investments .................................................         13,524,125          13,737,627
   Net change in unrealized appreciation (depreciation) of investments .....................        (30,044,223)         18,734,077
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ............................        (15,154,025)         35,952,945
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...........................................................................          4,808,069           4,852,777
   Withdrawals .............................................................................        (37,984,400)        (42,729,590)
                                                                                               ------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...............        (33,176,331)        (37,876,813)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        (48,330,356)         (1,923,868)
                                                                                               ====================================
ENDING NET ASSETS ..........................................................................   $    111,705,790  $      160,036,146
                                                                                               ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 195


                                                            INTERNATIONAL VALUE PORTFOLIO        LARGE CAP APPRECIATION PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                              For the                               For the
                                                         Six Months Ended       For the        Six Months Ended        For the
                                                          March 31, 2008       Year Ended       March 31, 2008       Year Ended
                                                            (Unaudited)    September 30, 2007     (Unaudited)    September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................   $    447,175,488  $      303,207,650  $    179,028,956  $      170,740,349

OPERATIONS
   Net investment income (loss) ......................          5,026,163           9,296,214           483,386             967,108
   Net realized gain (loss) on investments ...........          3,270,994          23,855,136         3,171,910          14,007,484
   Net change in unrealized appreciation
      (depreciation) of investments ..................        (76,145,949)         35,415,227       (22,866,789)         19,094,005
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations ........................................        (67,848,792)         68,566,577       (19,211,493)         34,068,597
                                                         --------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .....................................         46,145,493         121,299,047         6,343,458          16,092,463
   Withdrawals .......................................        (31,247,203)        (45,897,786)      (20,438,113)        (41,872,453)
                                                         --------------------------------------------------------------------------
Net increase (decrease) from transactions in
   investors' beneficial interests ...................         14,898,290          75,401,261       (14,094,655)        (25,779,990)
                                                         --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................        (52,950,502)        143,967,838       (33,306,148)          8,288,607
                                                         ==========================================================================
ENDING NET ASSETS ....................................   $    394,224,986  $      447,175,488  $    145,722,808  $      179,028,956
                                                         ==========================================================================

                                                                                                  LARGE COMPANY GROWTH PORTFOLIO
                                                                                               ------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                March 31, 2008       Year Ended
                                                                                                  (Unaudited)    September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $  2,759,101,141  $    3,092,485,051

OPERATIONS
   Net investment income (loss) ............................................................          3,775,961          13,363,990
   Net realized gain (loss) on investments .................................................        149,362,283         260,107,600
   Net change in unrealized appreciation (depreciation) of investments .....................       (582,697,549)        206,232,842
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (429,559,305)        479,704,432
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...........................................................................         46,267,742          90,833,168
   Withdrawals .............................................................................       (390,141,435)       (903,921,510)
                                                                                               ------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...............       (343,873,693)       (813,088,342)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................       (773,432,998)       (333,383,910)
                                                                                               ====================================
ENDING NET ASSETS ..........................................................................   $  1,985,668,143  $    2,759,101,141
                                                                                               ====================================

196 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                            SMALL CAP INDEX PORTFOLIO
                                                      -------------------------------------
                                                          For the
                                                      Six Months Ended         For the
                                                       March 31, 2008        Year Ended
                                                        (Unaudited)      September 30, 2007
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...........................   $    415,372,828   $      396,054,239

OPERATIONS
   Net investment income (loss) ...................          2,540,353            4,748,319
   Net realized gain (loss) on investments ........         24,163,447           52,487,191
   Net change in unrealized appreciation
      (depreciation) of investments ...............        (80,623,744)             527,499
                                                      -------------------------------------
Net increase (decrease) in net assets resulting
   from operations ................................        (53,919,944)          57,763,009
                                                      -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..................................         11,438,426           51,981,926
   Withdrawals ....................................        (59,203,968)         (90,426,346)
                                                      -------------------------------------
Net increase (decrease) from transactions in
   investors' beneficial interests ................        (47,765,542)         (38,444,420)
                                                      -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............       (101,685,486)          19,318,589
                                                      =====================================
ENDING NET ASSETS .................................   $    313,687,342   $      415,372,828
                                                      =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 197


                                                          SMALL COMPANY GROWTH PORTFOLIO          SMALL COMPANY VALUE PORTFOLIO
                                                      -------------------------------------   -------------------------------------
                                                           For the                                 For the
                                                      Six Months Ended        For the         Six Months Ended        For the
                                                       March 31, 2008        Year Ended        March 31, 2008        Year Ended
                                                         (Unaudited)     September 30, 2007      (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...........................   $    833,747,672   $      927,550,765   $    513,730,741   $      456,421,037

OPERATIONS
   Net investment income (loss) ...................         (1,681,657)          (4,245,817)         1,914,902            2,716,459
   Net realized gain (loss) on investments ........        (28,259,346)         119,507,224        (38,301,983)          60,770,961
   Net change in unrealized appreciation
      (depreciation) of investments ...............       (135,788,345)          33,980,926        (61,469,442)         (34,673,152)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations ................................       (165,729,348)         149,242,333        (97,856,523)          28,814,268
                                                      -----------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..................................         21,783,298           59,572,668         28,963,036          106,270,058
   Withdrawals.....................................       (128,328,055)        (302,618,094)       (75,619,248)         (77,774,622)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from transactions in
   investors' beneficial interests ................       (106,544,757)        (243,045,426)       (46,656,212)          28,495,436
                                                      -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............       (272,274,105)         (93,803,093)      (144,512,735)          57,309,704
                                                      =============================================================================
ENDING NET ASSETS..................................   $    561,473,567   $      833,747,672   $    369,218,006   $      513,730,741
                                                      =============================================================================

                                                       STRATEGIC SMALL CAP VALUE PORTFOLIO
                                                      -------------------------------------
                                                          For the
                                                      Six Months Ended         For the
                                                       March 31, 2008        Period Ended
                                                        (Unaudited)      September 30, 2007
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...........................   $    371,760,563   $      359,375,258

OPERATIONS
   Net investment income (loss) ...................          1,243,102            1,156,324
   Net realized gain (loss) on investments ........         (7,231,054)          28,258,077
   Net change in unrealized appreciation
      (depreciation) of investments ...............        (48,544,843)           1,189,101
                                                      -------------------------------------
Net increase (decrease) in net assets resulting
   from operations ................................        (54,532,795)          30,603,502
                                                      -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..................................         13,527,713           56,302,978
   Withdrawals.....................................        (49,538,726)         (74,521,175)
                                                      -------------------------------------
Net increase (decrease) from transactions in
   investors' beneficial interests ................         36,011,013)         (18,218,197)
                                                      -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............        (90,543,808)          12,385,305
                                                      =====================================
ENDING NET ASSETS .................................   $    281,216,755   $      371,760,563
                                                      =====================================

198 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                    Ratio to Average Net Assets (Annualized) 1
                                                  -----------------------------------------------               Portfolio
                                                  Net Investment    Gross     Expenses     Net        Total     Turnover
                                                  Income (Loss)    Expenses    Waived    Expenses   Return 2      Rate
-------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       1.58%         0.73%    (0.04)%      0.69%    (12.80)%       10%
October 1, 2006 to September 30, 2007 ..........       1.48%         0.74%    (0.06)%      0.68%     11.88%        24%
October 1, 2005 to September 30, 2006 ..........       1.77%         0.76%    (0.10)%      0.66%     15.30%        29%
December 6, 2004 3 to September 30, 2005 .......       0.98%         0.77%    (0.06)%      0.71%      1.51%        19%

DISCIPLINED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       0.08%         0.78%    (0.01)%      0.77%    (16.52)%       47%
October 1, 2006 to September 30, 2007 ..........       0.10%         0.79%     0.00% 4     0.79%     21.22%        68%
October 1, 2005 to September 30, 2006 ..........       0.12%         0.79%    (0.01)%      0.78%      1.41%        90%
October 1, 2004 to September 30, 2005 ..........       0.44%         0.79%    (0.01)%      0.78%     11.76%        45%
October 1, 2003 to September 30, 2004 ..........       0.28%         0.80%    (0.26)%      0.54%      9.88%        87%
October 1, 2002 to September 30, 2003 ..........       0.28%         0.88%    (0.15)%      0.73%     25.65%       117%

EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------- ----------
October 1, 2007 to March 31, 2008 (Unaudited) ..      (0.47)%        0.96%    (0.01)%      0.95%    (23.63)%       95%
January 31, 2007 3 to September 30, 2007 .......      (0.54)%        1.01%    (0.02)%      0.99%     24.40%       125%

EQUITY INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       2.13%         0.76%    (0.22)%      0.54%    (12.80)%        3%
October 1, 2006 to September 30, 2007 ..........       1.91%         0.76%    (0.19)%      0.57%     15.91%        16%
October 1, 2005 to September 30, 2006 ..........       1.84%         0.75%    (0.05)%      0.70%     11.21%         7%
October 1, 2004 to September 30, 2005 ..........       2.04%         0.73%    (0.13)%      0.60%     13.30%        20%
October 1, 2003 to September 30, 2004 ..........       1.86%         0.77%    (0.21)%      0.56%     17.04%        11%
October 1, 2002 to September 30, 2003 ..........       2.01%         0.78%    (0.11)%      0.67%     20.66%         9%

EQUITY VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       1.68%         0.75%    (0.05)%      0.70%    (14.73)%       56%
October 1, 2006 to September 30, 2007 ..........       1.29%         0.77%    (0.08)%      0.69%     20.21%       108%
October 1, 2005 to September 30, 2006 ..........       1.18%         0.78%    (0.01)%      0.77%     10.73%       107%
October 1, 2004 to September 30, 2005 ..........       1.22%         0.78%    (0.02)%      0.76%     21.61%       145%
October 1, 2003 to September 30, 2004 ..........       1.25%         0.80%    (0.18)%      0.62%     17.82%       122%
August 29, 2003 3 to September 30, 2003 ........       0.64%         0.86%    (0.32)%      0.54%     (1.80)%        3%

INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       2.04%         0.11%     0.00% 4     0.11%    (12.60)%        2%
October 1, 2006 to September 30, 2007 ..........       1.86%         0.11%    (0.01)%      0.10%     16.35%         8%
October 1, 2005 to September 30, 2006 ..........       1.86%         0.11%     0.00%       0.11%     10.70%         9%
October 1, 2004 to September 30, 2005 ..........       2.08%         0.12%    (0.08)%      0.04%     12.23%         8%
October 1, 2003 to September 30, 2004 ..........       1.71%         0.17%    (0.14)%      0.03%     13.87%         2%
October 1, 2002 to September 30, 2003 ..........       1.70%         0.18%    (0.05)%      0.13%     24.42%         3%

INTERNATIONAL CORE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       0.48%         1.13%    (0.02)%      1.11%    (12.48)%       24%
October 1, 2006 to September 30, 2007 ..........       1.27%         1.09%    (0.01)%      1.08%     23.70%        66%
October 1, 2005 to September 30, 2006 ..........       1.99%         1.09%    (0.06)%      1.03%     14.58%        39%
October 1, 2004 to September 30, 2005 ..........       1.51%         1.09%    (0.01)%      1.08%     18.69%       108%
October 1, 2003 to September 30, 2004 ..........       0.86%         1.11%    (0.15)%      0.96%     13.84%        33%
October 1, 2002 to September 30, 2003 ..........       0.81%         1.12%    (0.03)%      1.09%     18.39%        75%

INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       0.05%         1.08%    (0.03)%      1.05%     (8.77)%       27%
October 1, 2006 to September 30, 2007 ..........       1.09%         1.06%    (0.03)%      1.03%     27.40%        73%
October 1, 2005 to September 30, 2006 ..........       0.87%         1.07%    (0.09)%      0.98%     19.95%        62%
October 6, 2004 3 to September 30, 2005 ........       1.02%         1.08%    (0.02)%      1.06%     22.30%        67%

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Amount calculated is less than .005%.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Master Portfolios 199


                                                     Ratio to Average Net Assets (Annualized) 1
                                                  -----------------------------------------------               Portfolio
                                                  Net Investment    Gross     Expenses     Net        Total     Turnover
                                                  Income (Loss)    Expenses    Waived    Expenses   Return 2      Rate
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       2.04%         0.51%    (0.01)%      0.50%    (11.14)%        4%
October 1, 2006 to September 30, 2007 ..........       2.15%         0.49%     0.00%       0.49%     24.52%         3%
October 1, 2005 to September 30, 2006 ..........       2.59%         0.49%    (0.12)%      0.37%     19.44%         7%
October 6, 2004 3 to September 30, 2005 ........       2.41%         0.49%    (0.03)%      0.46%     21.90%        21%

INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       2.41%         1.07%    (0.08)%      0.99%    (15.01)%        6%
October 1, 2006 to September 30, 2007 ..........       2.47%         1.07%    (0.04)%      1.03%     21.91%        19%
October 1, 2005 to September 30, 2006 ..........       2.34%         1.09%     0.00%       1.09%     19.32%        31%
October 1, 2004 to September 30, 2005 ..........       2.21%         1.11%    (0.01)%      1.10%     25.92%        14%
October 31, 2003 3 to September 30, 2004 .......       2.61%         1.02%    (0.18)%      0.84%     20.00%        24%

LARGE CAP APPRECIATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       0.59%         0.72%    (0.02)%      0.70%    (11.40)%       69%
October 1, 2006 to September 30, 2007 ..........       0.57%         0.74%    (0.05)%      0.69%     21.80%       145%
October 1, 2005 to September 30, 2006 ..........       0.65%         0.75%    (0.03)%      0.72%      3.34%       155%
October 1, 2004 to September 30, 2005 ..........       0.83%         0.74%     0.00%       0.74%     20.02%       133%
October 1, 2003 to September 30, 2004 ..........       0.50%         0.76%    (0.14)%      0.62%     10.56%       149%
October 1, 2002 to September 30, 2003 ..........       0.29%         0.81%    (0.09)%      0.72%     18.50%       153%

LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       0.31%         0.69%    (0.02)%      0.67%    (16.68)%        3%
October 1, 2006 to September 30, 2007 ..........       0.46%         0.70%    (0.02)%      0.68%     17.80%        10%
October 1, 2005 to September 30, 2006 ..........       0.14%         0.70%    (0.09)%      0.61%      1.41%         6%
October 1, 2004 to September 30, 2005 ..........       0.69%         0.69%    (0.01)%      0.68%     11.03%        18%
October 1, 2003 to September 30, 2004 ..........      (0.09)%        0.76%    (0.08)%      0.68%      2.96%        14%
October 1, 2002 to September 30, 2003 ..........      (0.24)%        0.78%    (0.02)%      0.76%     27.90%        13%

SMALL CAP INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       1.40%         0.23%    (0.07)%      0.16%    (13.52)%       11%
October 1, 2006 to September 30, 2007 ..........       1.10%         0.23%    (0.05)%      0.18%     14.78%        24%
October 1, 2005 to September 30, 2006 ..........       0.95%         0.24%    (0.01)%      0.23%      6.89%        20%
October 1, 2004 to September 30, 2005 ..........       1.00%         0.23%    (0.05)%      0.18%     21.03%        14%
October 1, 2003 to September 30, 2004 ..........       0.93%         0.28%    (0.19)%      0.09%     23.97%        17%
October 1, 2002 to September 30, 2003 ..........       0.74%         0.31%    (0.02)%      0.29%     27.79%        11%

SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..      (0.49)%        0.90%     0.00% 4     0.90%    (21.67)%       65%
October 1, 2006 to September 30, 2007 ..........      (0.46)%        0.90%     0.00%       0.90%     17.74%       138%
October 1, 2005 to September 30, 2006 ..........      (0.33)%        0.91%    (0.01)%      0.90%      7.02%       125%
October 1, 2004 to September 30, 2005 ..........      (0.45)%        0.91%     0.00%       0.91%     16.51%       142%
October 1, 2003 to September 30, 2004 ..........      (0.63)%        0.93%    (0.07)%      0.86%     12.70%       145%
October 1, 2002 to September 30, 2003 ..........      (0.35)%        0.94%    (0.02)%      0.92%     37.90%       163%

SMALL COMPANY VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       0.90%         0.91%     0.00% 4     0.91%    (19.80)%       22%
October 1, 2006 to September 30, 2007 ..........       0.53%         0.93%    (0.01)%      0.92%      6.53%        69%
October 1, 2005 to September 30, 2006 ..........       0.64%         0.92%    (0.13)%      0.79%      6.70%       114%
October 1, 2004 to September 30, 2005 ..........       0.61%         0.92%    (0.10)%      0.82%     24.77%        70%
October 1, 2003 to September 30, 2004 ..........       0.54%         0.93%    (0.13)%      0.80%     23.72%        64%
October 1, 2002 to September 30, 2003 ..........       0.70%         0.95%    (0.16)%      0.79%     38.33%        80%

STRATEGIC SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ..       0.76%         0.92%    (0.04)%      0.88%    (15.46)%       29%
October 1, 2006 to September 30, 2007 ..........       0.30%         0.93%    (0.01)%      0.92%      8.65%        64%
January 31, 2006 3 to September 30, 2006 .......       0.75%         0.94%    (0.19)%      0.75%      0.60%        37%

200 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 201


Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2005; May 31, 2006; May 31, 2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

202 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


As of March 31, 2008, outstanding forward contracts were as follows:

---------------------------------------------------------------------------------------------------------------
                                    Currency                                       Currency     Net Unrealized
                                  Amount to be        Type of       Settlement   Amount to be    Appreciation/
PORTFOLIO                           Received         Currency          Date        Delivered    (Depreciation)
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO         8,992      Brazilian Real    04/01/2008   $    5,125         $    (51)
                                     326,787       Swiss Franc      04/01/2008      329,058              760
                                      82,910           Euro         04/01/2008      130,895             (239)
                                   1,890,910     Hong Kong Dollar   04/01/2008      242,965               17
                                 108,786,359       Japanese Yen     04/01/2008    1,091,356           (2,577)
                                   1,247,380     Norwegian Krone    04/01/2008      244,952             (353)
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO        350,000           Euro         06/30/2008      550,218            6,457
                                     250,000      British Pound     06/30/2008      492,564           (4,160)
                                  55,600,000       Japanese Yen     06/30/2008      554,577            2,920
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO         19,589      British Pound     04/02/2008   $   38,878             (181)
---------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2008, the following Funds held open futures contracts:

------------------------------------------------------------------------------------------------------------------
                                                                                       Notional    Net Unrealized
                                                                                       Contract     Appreciation/
PORTFOLIO                           Contracts          Type         Expiration Date     Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                      17 Long         S&P 500           June 2008      $5,609,164       $ 17,836
-----------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO        15 Long     DJ Eurostoxx 50       June 2008         805,398         38,143
                                      8 Long      FTSE 100 Index       June 2008         872,012         35,648
                                      7 Long          TOPIX            June 2008         841,762         13,063
-----------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO             4 Long       Russell 2000        June 2008       1,336,275         43,725
-----------------------------------------------------------------------------------------------------------------

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 203


of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at March 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2008, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

------------------------------------------------------------------------------------
PORTFOLIO                          Defaulted SIVs ($Market Value)   % of Net Assets
------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO               $ 3,738,207                   0.46%
------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                    241,183                   0.18%
------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                     2,924,462                   2.67%
------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                       4,264,729                   0.95%
------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                        6,995,174                   1.06%
------------------------------------------------------------------------------------
INDEX PORTFOLIO                              29,805,123                   1.27%
------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                508,764                   0.35%
------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO               16,601,468                   0.84%
------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                     7.843,024                   2.50%
------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                8,023,327                   1.43%
------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                 4,619,589                   1.25%
------------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to

204 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Subadvisory
                                                              Advisory                                                  Fees (% of
                                                             Fees (% of                                                   Average
                                         Average Daily      Average Daily                            Average Daily         Daily
PORTFOLIO                                  Net Assets        Net Assets)         Subadviser            Net Assets       Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO*         First $500 million        0.700        Cooke & Bieler LP    First $250 million       0.450
                                        Next $500 million        0.650                              Next $250 million       0.400
                                          Next $2 billion        0.600                              Next $250 million       0.350
                                          Next $2 billion        0.575                              Over $750 million       0.300
                                          Over $5 billion        0.550
-----------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO*          First $500 million        0.700           Smith Asset       First $200 million       0.300
                                        Next $500 million        0.650           Management         Next $300 million       0.200
                                          Next $2 billion        0.600            Group LP          Over $500 million       0.150
                                          Next $2 billion        0.575
                                          Over $5 billion        0.550
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO*              First 500 million        0.850          Wells Capital      First $100 million       0.550
                                         Next 500 million        0.825           Management         Next $100 million       0.500
                                          Next $1 billion        0.800          Incorporated        Over $200 million       0.400
                                          Next $1 billion        0.775
                                          Next $3 billion        0.750
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO*               First $500 million        0.700          Wells Capital      First $100 million       0.350
                                        Next $500 million        0.650           Management         Next $100 million       0.300
                                          Next $2 billion        0.600          Incorporated        Next $300 million       0.200
                                          Next $2 billion        0.575                              Over $500 million       0.150
                                          Over $5 billion        0.500
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO*                First $500 million        0.700      Systematic Financial   First $150 million       0.300
                                        Next $500 million        0.650          Management LP       Next $200 million       0.200
                                          Next $2 billion        0.600                              Next $400 million       0.150
                                          Next $2 billion        0.575                              Next $250 million       0.130
                                          Over $5 billion        0.550                                Over $1 billion       0.100
-----------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                        First $500 million        0.100          Wells Capital      First $100 million       0.050
                                        Next $500 million        0.100           Management         Next $100 million       0.030
                                          Next $2 billion        0.075          Incorporated        Over $200 million       0.020
                                          Next $2 billion        0.075
                                          Over $5 billion        0.050
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO           First $500 million        0.950            New Star          First $50 million       0.350
                                        Next $500 million        0.900          Institutional       Next $500 million       0.290
                                          Next $2 billion        0.850            Managers          Over $550 million       0.200
                                          Next $2 billion        0.825             Limited
                                          Over $5 billion        0.800
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO         First $500 million        0.950       Artisan Partners LP   First $250 million       0.700
                                        Next $500 million        0.900                              Over $250 million       0.500
                                          Next $2 billion        0.850
                                          Next $2 billion        0.825
                                          Over $5 billion        0.800
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO          First $500 million        0.350           SSgA Funds        First $100 million       0.080
                                        Next $500 million        0.350           Management         Over $100 million       0.060
                                          Next $2 billion        0.325
                                          Next $2 billion        0.325
                                          Over $5 billion        0.300
-----------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 205


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Subadvisory
                                                              Advisory                                                  Fees (% of
                                                             Fees (% of                                                   Average
                                         Average Daily      Average Daily                            Average Daily         Daily
PORTFOLIO                                  Net Assets        Net Assets)         Subadviser            Net Assets       Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO          First $500 million        0.950            LSV Asset        First $150 million       0.350
                                        Next $500 million        0.900            Management        Next $350 million       0.400
                                          Next $2 billion        0.850                              Next $250 million       0.350
                                          Next $2 billion        0.825                              Next $250 million       0.325
                                          Over $5 billion        0.800                                Over $1 billion       0.300
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO*      First $500 million        0.700         Cadence Capital     First $250 million       0.300
                                        Next $500 million        0.650          Management LLC      Next $250 million       0.200
                                          Next $2 billion        0.600                              Next $500 million       0.150
                                          Next $2 billion        0.575                                Over $1 billion       0.100
                                          Over $5 billion        0.550
-----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO*        First $500 million        0.700        Peregrine Capital     First $25 million       0.550
                                        Next $500 million        0.650            Management         Next $25 million       0.450
                                          Next $2 billion        0.600           Incorporated       Next $100 million       0.400
                                          Next $2 billion        0.575                              Next $125 million       0.350
                                          Over $5 billion        0.550                              Over $275 million       0.225
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO              First $500 million        0.200          Wells Capital      First $100 million       0.050
                                        Next $500 million        0.200            Management        Next $100 million       0.030
                                          Next $2 billion        0.175           Incorporated       Over $200 million       0.020
                                          Next $2 billion        0.175
                                          Over $5 billion        0.150
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO*        First $500 million        0.850        Peregrine Capital     First $50 million       0.900
                                        Next $500 million        0.825            Management        Next $130 million       0.750
                                          Next $1 billion        0.800           Incorporated       Next $160 million       0.650
                                          Next $1 billion        0.775                              Next $345 million       0.500
                                          Over $3 billion        0.750                               Next $50 million       0.520
                                                                                                    Over $735 million       0.550
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO*         First $500 million        0.850        Peregrine Capital    First $175 million       0.500
                                        Next $500 million        0.825            Management        Over $175 million       0.750
                                          Next $1 billion        0.800           Incorporated
                                          Next $1 billion        0.775
                                          Over $3 billion        0.750
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO*   First $500 million        0.850          Wells Capital      First $200 million       0.450
                                        Next $500 million        0.825            Management        Over $200 million       0.400
                                          Next $1 billion        0.800           Incorporated
                                          Next $1 billion        0.775
                                          Over $3 billion        0.750
-----------------------------------------------------------------------------------------------------------------------------------

* Effective February 1, 2008. Prior to February 1, 2008, Funds Management was entitled to receive an annual fee at the following rates:

--------------------------------------------------------------------------------
                                        Average Daily       Advisory Fees (% of
PORTFOLIO                                Net Assets        Average Daily Assets)
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO         First $500 million             0.750
                                       Next $500 million             0.700
                                         Next $2 billion             0.650
                                         Next $2 billion             0.625
                                         Over $5 billion             0.600
--------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO          First $500 million             0.750
                                       Next $500 million             0.700
                                         Next $2 billion             0.650
                                         Next $2 billion             0.652
                                         Over $5 billion             0.600
--------------------------------------------------------------------------------

206 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


--------------------------------------------------------------------------------
                                        Average Daily       Advisory Fees (% of
PORTFOLIO                                Net Assets        Average Daily Assets)
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO             First $500 million             0.900
                                       Next $500 million             0.850
                                         Next $2 billion             0.800
                                         Next $2 billion             0.775
                                         Over $5 billion             0.750
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO               First $500 million             0.750
                                       Next $500 million             0.700
                                         Next $2 billion             0.650
                                         Next $2 billion             0.625
                                         Over $5 billion             0.600
--------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                First $500 million             0.750
                                       Next $500 million             0.700
                                         Next $2 billion             0.650
                                         Next $2 billion             0.625
                                         Over $5 billion             0.600
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO      First $500 million             0.700
                                       Next $500 million             0.700
                                         Next $2 billion             0.650
                                         Next $2 billion             0.625
                                         Over $5 billion             0.600
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO        First $500 million             0.750
                                       Next $500 million             0.700
                                         Next $2 billion             0.650
                                         Next $2 billion             0.625
                                         Over $5 billion             0.600
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO        First $500 million             0.900
                                       Next $500 million             0.850
                                         Next $2 billion             0.800
                                         Next $2 billion             0.775
                                         Over $5 billion             0.750
--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO         First $500 million             0.900
                                       Next $500 million             0.850
                                         Next $2 billion             0.800
                                         Next $2 billion             0.775
                                         Over $5 billion             0.750
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO   First $500 million             0.900
                                       Next $500 million             0.850
                                         Next $2 billion             0.800
                                         Next $2 billion             0.775
                                         Over $5 billion             0.750
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES
Currently, there are no administration or transfer agency fees charged to the Master Trust.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 207


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

-------------------------------------------------------------------------------
                                                                 % of Average
PORTFOLIO                                                      Daily Net Assets
-------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                                         0.10
-------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                                       0.10
-------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                                        0.10
-------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                                        0.10
-------------------------------------------------------------------------------
ALL OTHER FUNDS                                                      0.02
-------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

For the period ended March 31, 2008, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended March 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2008, were as follows:

-------------------------------------------------------------------------------
PORTFOLIO                                  Purchases at Cost     Sales Proceeds
-------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                $106,890,368        $370,314,321
-------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                   71,779,598          98,668,488
-------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                     131,062,968          88,449,959
-------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                        19,206,782         149,459,543
-------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                        472,486,062         345,884,678
-------------------------------------------------------------------------------
INDEX PORTFOLIO                                62,778,603         157,349,827
-------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                   32,100,322          61,018,542
-------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                 72,125,991         104,495,495
-------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                   5,152,097          37,622,144
-------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                  47,767,989          22,463,671
-------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO              111,330,432         127,426,523
-------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                 63,594,726         416,937,648
-------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                      38,193,809          81,809,159
-------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                440,407,438         547,151,682
-------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                  94,083,919         136,738,998
-------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO            91,607,618         112,636,792
-------------------------------------------------------------------------------

208 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

Other Information                     Wells Fargo Advantage Allocation Funds 209


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2            Principal Occupations During Past Five Years   Other Directorships
------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho         Trustee, since 1987            Co-Director for the Calloway School of         None
65                                                    Stephens University of Wake Forest
                                                      University. Prior thereto, the Thomas Goho
                                                      Chair of Finance of Wake Forest University,
                                                      Calloway School of Business and Accountancy,
                                                      from 2006-2007 and Associate Professor of
                                                      Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon        Trustee, since 1998;           Chairman, CEO and Co-Founder of Crystal        None
65                     Chairman, since 2005           Geyser Water Company and President of
                       (Lead Trustee since 2001)      Crystal Geyser Roxane Water Company.
------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell     Trustee, since 2006            Professor of Insurance and Risk Management,    None
55                                                    Wharton School, University of Pennsylvania.
                                                      Director of the Boettner Center on Pensions
                                                      and Retirement Research. Research associate
                                                      and board member, Penn Aging Research
                                                      Center. Research associate, National Bureau
                                                      of Economic Research.
------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny       Trustee, since  1996           President and CEO of Southern Minnesota        None
56                                                    Initiative Foundation, a non-profit
                                                      organization since 2007 and Senior Fellow at
                                                      the Humphrey Institute Policy Forum at the
                                                      University of Minnesota since 1995.
------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke      Trustee, since 1996            Principal of the law firm of Willeke &
67                                                    Daniels.                                       None
------------------------------------------------------------------------------------------------------------------------

210 Wells Fargo Advantage Allocation Funds                     Other Information


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2            Principal Occupations During Past Five Years   Other Directorships
------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse        Trustee, since 1987            Private Investor/Real Estate Developer.        None
63                                                    Prior thereto, Chairman of Whitepoint
                                                      Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2            Principal Occupations During Past Five Years   Other  Directorships
------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since 2003          Executive Vice President of Wells Fargo        None
48                                                    Bank, N.A. and President of Wells Fargo
                                                      Funds Management, LLC since 2003. Senior
                                                      Vice President and Chief Administrative
                                                      Officer of Wells Fargo Funds Management, LLC
                                                      from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000;         Senior Vice President and Secretary of Wells   None
47                     Chief Legal Counsel,           Fargo Funds Management, LLC since 2001. Vice
                       since 2003                     President and Managing Senior Counsel of
                                                      Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt   Treasurer, since 2007          Vice President and Manager of Fund             None
48                                                    Accounting, Reporting and Tax for Wells
                                                      Fargo Funds Management, LLC since 2007.
                                                      Director of Fund Administration and SEC
                                                      Reporting for TIAA-CREF from 2005 to 2007.
                                                      Chief Operating Officer for UMB Fund
                                                      Services, Inc. from 2004 to 2005. Controller
                                                      for Sungard Transaction Networks from 2002
                                                      to 2004.
------------------------------------------------------------------------------------------------------------------------
Debra Ann Early        Chief Compliance Officer,      Chief Compliance Officer of Wells Fargo        None
43                     since 2007                     Funds Management, LLC since 2007. Chief
                                                      Compliance Officer of Parnassus Investments
                                                      from2005 to 2007. Chief Financial Officer of
                                                      Parnassus Investments from2004 to 2007 and
                                                      Senior Audit Manager of
                                                      PricewaterhouseCoopers LLP from 1998 to
                                                      2004.
------------------------------------------------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of March 31, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

Other Information                     Wells Fargo Advantage Allocation Funds 211


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

AGGRESSIVE ALLOCATION FUND, ASSET ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND, GROWTH BALANCED FUND, MODERATE BALANCED FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EMERGING GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Funds"); (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, Equity Income Portfolio, Index Portfolio, Emerging Growth Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio; (iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio; (iv) an investment sub-advisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio; (v) an investment sub-advisory agreement with Cooke & Bieler L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (vi) an investment sub-advisory agreement with Galliard Capital Management, Inc. ("Galliard") for the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund; (vii) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Value Portfolio; (viii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Portfolio; (ix) investment sub-advisory agreements with Peregrine Capital Management, Inc. ("Peregrine") for the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (x) investment sub-advisory agreements with Smith Asset Management, L.P. ("Smith") for the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund and Disciplined Growth Portfolio; (xi) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (xii) an investment sub-advisory agreement with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, LSV, New Star, Peregrine, Smith, SSgA, and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on March 28, 2008, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

212 Wells Fargo Advantage Allocation Funds                     Other Information


Because the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund (the "Allocation Funds") are gateway blended funds that invest all of their assets in the portfolios identified above, information provided to the Boards regarding the Allocation Funds is also applicable to the portfolios identified above.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputations and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2007. They also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Fund (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Boards noted that the performance of each Fund, except the Aggressive Allocation Fund, C&B Large Cap Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio, was better than, or not appreciably below, the median performance of each Fund's Universe for most time periods. The Board of Funds Trust noted that the performance of the Aggressive Allocation Fund was lower than the median performance of its Universe for certain time periods and required further review. The Board of Master Trust noted that the performance of the C&B Large Cap Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio in which the Allocation Funds invest, was lower than the median performance of each Portfolio's Universe for most time periods and required further review. As part of their further review, the Boards received an analysis of, and discussed factors contributing to, the underperformance of the Aggressive Allocation Fund, C&B Large Cap Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. The Boards requested continued reports on the performance of the Aggressive Allocation Fund, C&B Large Cap Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio.

The Boards received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Peer

Other Information                     Wells Fargo Advantage Allocation Funds 213


Group. The Boards noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meetings. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Boards did not consider separate profitability information with respect to Wells Capital Management, Peregrine and Smith, as their profitability from their relationships with the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio, was not a material factor in determining whether to renew the agreements. The Board of Master Trust did not consider separate profitability information with respect to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA, and Systematic, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to these sub-advisers had been negotiated by Funds Management on an arm's length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, New Star's, SSgA's and Systematic's profitability from their relationships with the C&B Large Cap Value Portfolio, Equity Value Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio and Large Cap Appreciation Portfolio, was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of

214 Wells Fargo Advantage Allocation Funds                     Other Information


scale made at the February 2008 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations                 Wells Fargo Advantage Allocation Funds 215


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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

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

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

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    109400 05-08
                                                             SAAFLD/SAR110 03-08

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]              Semi-Annual Report
                               March 31, 2008

--------------------------------------------------------------------------------

                               WELLS FARGO ADVANTAGE BALANCED FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ...................................................    2
PERFORMANCE HIGHLIGHTS
Balanced Fund ............................................................    4

FUND EXPENSES ............................................................    6

PORTFOLIO OF INVESTMENTS
Balanced Fund ............................................................    7

FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................   16
Statement of Operations ..................................................   17
Statements of Changes in Net Assets ......................................   18
Financial Highlights .....................................................   20

NOTES TO FINANCIAL STATEMENTS ............................................   22

OTHER INFORMATION ........................................................   28

LIST OF ABBREVIATIONS ....................................................   33

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]
--------------------------------------------------------------------------------

WELLS FARGO
       INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $156 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2008.

EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Value Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Growth and Income Fund                            Overseas Fund
C&B Mid Cap Value Fund                   Growth Fund                                       Small Cap Disciplined Fund
Capital Growth Fund                      Growth Equity Fund                                Small Cap Growth Fund
Common Stock Fund                        Index Fund                                        Small Cap Opportunities Fund
Discovery Fund                           International Core Fund                           Small Cap Value Fund
Diversified Equity Fund                  International Equity Fund                         Small Company Growth Fund
Diversified Small Cap Fund               International Value Fund                          Small Company Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Small/Mid Cap Value Fund
Emerging Markets Equity Fund             Large Cap Growth Fund                             Specialized Financial Services Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Large Company Value Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Disciplined Fund                          Value Fund
Equity Index Fund                        Mid Cap Growth Fund

BOND FUNDS
---------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Stable Income Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Strategic Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Total Return Bond Fund
Corporate Bond Fund                      Municipal Bond Fund                               Ultra Short-Term Income Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Municipal Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Income Fund                         Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
High Yield Bond Fund                     Short-Term Bond Fund
Income Plus Fund                         Short-Term High Yield Bond Fund
Inflation-Protected Bond Fund            Short-Term Municipal Bond Fund

ASSET ALLOCATION FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1        Heritage Money Market Fund                        National Tax-Free Money Market Fund
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       National Tax-Free Money Market Trust
California Tax-Free Money Market Trust   Money Market Fund                                 Overland Express Sweep Fund
Cash Investment Money Market Fund        Money Market Trust                                Prime Investment Money Market Fund
Government Money Market Fund 1           Municipal Money Market Fund                       Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
---------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Balanced Fund                     Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

    THE LEHMAN BROTHERS TREASURY INDEX RETURNED 8.56%, COMPARED TO 5.23% FOR THE
     BROAD BOND MARKET, AS MEASURED BY THE LEHMAN BROTHERS U.S. AGGREGATE INDEX.

--------------------------------------------------------------------------------

Dear Valued Shareholder:

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE BALANCED FUND that covers the six-month period that ended March 31, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

Falling prices of new and existing homes especially affected subprime borrowers who faltered when easy access to credit all but disappeared for them and market-value equity on their homes declined. The price correction in the market value of homes prevented many struggling borrowers from paying off their full mortgage balances by selling their homes. Housing market woes also had a ripple effect as financial markets began to assess the full impact of the subprime loans that had been packaged and sold both in the United States and abroad. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, highlighted some of the more significant risks within the market.

THE FED RESPONDED IN MANY WAYS

First, by lowering the federal funds rate (the rate at which member banks borrow money from each other) by 250 basis points. (100 basis points equals 1.00%.) Second, it lowered the discount rate (the rate at which banks borrow money directly from the Fed) by 275 basis points. And, third, it agreed to make the discount window available to non-bank dealers and to lend to banks for longer than normal periods of time to help ease some of the constraints on liquidity. In addition, the Fed launched several other new programs to provide liquidity to financial institutions.

INVESTORS SOUGHT RELATIVE SAFETY IN MONEY MARKET FUNDS AND IN THE U.S. TREASURY MARKET

During the six-month period, the Lehman Brothers U.S. Treasury Index 1 returned 8.56%, compared to 5.23% for the broad bond market, as measured by the Lehman Brothers U.S. Aggregate Index 2. Mortgage-related securities declined on continued housing-related turmoil. Corporate and high-yield bonds also trailed as investors worried about the effect of a slowing economy on potential future default rates. In the international credit markets, Europe and Britain experienced some of the same concerns over liquidity that were felt in the U.S. credit markets, which resulted in tighter lending practices overseas.

THE STOCK MARKET STRUGGLED IN MOST AREAS

The S&P 500 Index declined 12.46% for the six-month period. Value stocks underperformed, largely because of weakness in financial stocks, with the S&P

--------------------------------------------------------------------------------
1 The Lehman Brothers U.S. Treasury Index is composed of public obligations of the U.S. Treasury. You cannot invest directly in an index.

2 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

Letter to Shareholders                     Wells Fargo Advantage Balanced Fund 3


500 Financial Index 3 declining 26.29% for the period. Small cap stocks modestly underperformed large caps. Most international markets also posted negative returns, however, the U.S. dollar's decline partially offset these losses for U.S.-based investors. The MSCI EAFE Index 4 was down 10.50% for the period in U.S. dollar terms.

PLANNING AHEAD

The continued uncertainty surrounding the housing market, liquidity, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Also, as you may know, the Wells Fargo Funds Trust Board of Trustees unanimously approved a set of initiatives designed to streamline the WELLS FARGO ADVANTAGE FUNDS(R) and standardize share classes across the fund family. Among these initiatives, the Board has unanimously recommended that shareholders of the Wells Fargo Advantage Balanced Fund approve the reorganization of the Fund into the Wells Fargo Advantage Asset Allocation Fund. For additional information regarding this proposed reorganization, Please see Note 8 to the Financial Statements included in this Semi-Annual Report.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

THE S&P 500 INDEX DECLINED 12.46% FOR THE SIX-MONTH PERIOD ...

.... THE MSCI EAFE INDEX WAS DOWN 10.50% FOR THE PERIOD IN U.S. DOLLAR TERMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 The S&P 500 Financial Index is a market-capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an index.

4 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

4 Wells Fargo Advantage Balanced Fund                     Performance Highlights


WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE BALANCED FUND (the Fund) seeks total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
W. Frank Koster
Robert M. Thornburg

FUND INCEPTION

December 30, 1981

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
US Treasury Note, 4.25%, 10/15/2010                                       5.60%
--------------------------------------------------------------------------------
US Treasury Note, 3.88%, 10/31/2012                                       2.52%
--------------------------------------------------------------------------------
US Treasury Note, 3.50%, 02/15/2018                                       2.44%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   2.20%
--------------------------------------------------------------------------------
General Electric Company                                                  1.85%
--------------------------------------------------------------------------------
FHLMC, 5.13%, 08/23/2010                                                  1.71%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     1.65%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                  1.38%
--------------------------------------------------------------------------------
AT&T Incorporated                                                         1.34%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                  1.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (8%)
Consumer Staples                                                          (11%)
Energy                                                                    (12%)
Financials                                                                (16%)
Health Care                                                               (12%)
Industrials                                                               (14%)
Information Technology                                                    (17%)
Materials                                                                  (3%)
Telecommunication Services                                                 (3%)
Utilities                                                                  (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                     Wells Fargo Advantage Balanced Fund 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

--------------------------------------------------------------------------------------------------------------
                                                                                             Gross      Net
                                                                                            Expense   Expense
                                                     6-Month*   1 Year   5 Year   10 Year   Ratio 4   Ratio 5
--------------------------------------------------------------------------------------------------------------
Investor Class (STAAX)                                (4.85)     1.39      7.95    2.96      1.57%     1.25%
--------------------------------------------------------------------------------------------------------------
BENCHMARKS
--------------------------------------------------------------------------------------------------------------
   Balanced Composite Index 6                         (5.83)    (0.24)     8.65    4.80
--------------------------------------------------------------------------------------------------------------
   S&P 500 Index 7                                   (12.46)    (5.08)    11.32    3.50
--------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 8              5.23      7.67      4.58    6.04
--------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE--WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage-and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Balanced Fund.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Balanced Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers U.S. Aggregate Index.

7 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

8 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

6 Wells Fargo Advantage Balanced Fund                              Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------
                                                           Beginning         Ending       Expenses
                                                         Account Value   Account Value   Paid During    Net Annual
BALANCED FUND                                              10-01-2007      03-31-2008      Period*     Expense Ratio
---------------------------------------------------------------------------------------------------------------------
BALANCED FUND--INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------------
   Actual                                                  $1,000.00       $  951.50        $6.12          1.25%
---------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.80        $6.33          1.25%
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--March 31, 2008 (Unaudited)

                                           Wells Fargo Advantage Balanced Fund 7


BALANCED FUND
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING: 1.66%
$     1,830,000    FHLMC<<                                                               5.13%        08/23/2010    $     1,943,896

TOTAL AGENCY NOTES - INTEREST BEARING (COST $1,836,302)                                                                   1,943,896
                                                                                                                    ---------------
AGENCY SECURITIES: 4.06%

FEDERAL FARM CREDIT BANK: 0.86%
        974,000    FEDERAL FARM CREDIT BANK<<                                            4.13         07/17/2009            997,211
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.49%
          1,231    FHLMC #170151                                                        10.50         01/01/2016              1,455
        467,259    FHLMC #1J1263<<+/-                                                    5.83         01/01/2036            477,892
          1,476    FHLMC #254325                                                        10.25         03/01/2015              1,534
         90,200    FHLMC #G11487                                                         8.00         03/01/2016             95,529

                                                                                                                            576,410
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.71%
        495,000    FNMA<<                                                                6.00         05/15/2011            541,171
        626,369    FNMA #699932                                                          5.50         04/01/2033            634,357
        460,350    FNMA #735613                                                          6.00         02/01/2035            474,973
      1,039,540    FNMA #863727+/-                                                       5.34         01/01/2036          1,061,450
        448,578    FNMA #892283+/-                                                       5.86         09/01/2036            459,146

                                                                                                                          3,171,097
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $4,625,017)                                                                                 4,744,718
                                                                                                                    ---------------
ASSET BACKED SECURITIES: 2.66%
        208,497    BANC OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A2         5.30         03/18/2009            209,016
        405,000    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4
                   CLASS A3B+/-                                                          3.52         07/15/2010            400,481
        545,000    CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                       2.89         07/15/2014            522,432
        842,794    COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                   4.50         10/01/2018            838,869
        140,445    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           3.11         02/15/2034            118,513
         75,660    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          3.12         12/15/2033             56,011
        530,000    FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-             3.57         11/15/2012            525,528
        444,000    MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-         2.81         09/15/2011            439,933

TOTAL ASSET BACKED SECURITIES (COST $3,192,067)                                                                           3,110,783
                                                                                                                    ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.63%
        339,981    BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10
                   CLASS 6A1                                                             5.50         11/25/2020            345,293
        481,143    CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-        5.24         12/25/2035            468,712
         46,398    CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                   CLASS AA+/-                                                           2.93         12/25/2034             43,962
        300,000    CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                   CLASS 2A2+/-                                                          2.94         05/15/2036            257,281
        496,391    COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-30CB CLASS 3A1         5.00         02/25/2020            470,984
        180,409    COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8
                   CLASS 2A1C+/-                                                         2.66         11/25/2036            175,726
      1,000,000    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-C1 CLASS A3                                               4.81         02/15/2038            970,730
        151,945    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57
                   CLASS 2A1+/-                                                          6.20         07/25/2043            155,689
        169,864    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59
                   CLASS 2A1+/-                                                          6.18         10/25/2043            174,429
        256,630    FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50         11/25/2031            286,128
        218,120    FNMA SERIES 2003-W14 CLASS 2A+/-                                      6.15         01/25/2043            221,753
        394,051    FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                            6.16         11/25/2042            395,479
        372,147    FNMA WHOLE LOAN SERIES 2004-W15 CLASS 3A+/-                           6.32         06/25/2044            389,693
        520,181    GNMA SERIES 2004-53 CLASS KE                                          5.00         08/20/2032            524,250
        605,000    GNMA SERIES 2007-12 CLASS C+/-                                        5.28         04/16/2041            592,351
        371,526    GNMA SERIES 2007-34 CLASS A                                           4.27         11/16/2026            374,562
        464,210    JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-            5.95         09/25/2036            401,812
        182,234    JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                   4.89         04/25/2035            177,980

8 Wells Fargo Advantage Balanced Fund

                            Portfolio of Investments--March 31, 2008 (Unaudited)


BALANCED FUND
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       214,215    JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                  5.11%        06/25/2035    $       211,217
        301,806    JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                   5.38         08/25/2035            295,583
        282,416    JPMORGAN MORTGAGE TRUST SERIES 2006-A2 CLASS 5A1+/-                   3.75         11/25/2033            266,037
        296,984    MULTI SECURITY ASSET TRUST SERIES 2005-RR4A CLASS A1++                4.38         11/28/2035            273,225
         40,107    TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   3.08         12/25/2034             35,663
        235,000    TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-               6.10         08/15/2039            240,191

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,966,506)                                                               7,748,730
                                                                                                                    ---------------

         SHARES
COMMON STOCKS: 56.56%

APPAREL & ACCESSORY STORES: 0.22%
          6,000    KOHL'S CORPORATION+                                                                                      257,340
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.50%
         12,600    TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                             581,994
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.44%
         22,200    LOWE'S COMPANIES INCORPORATED                                                                            509,268
                                                                                                                    ---------------
BUSINESS SERVICES: 3.49%
         14,200    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   601,938
         65,800    MICROSOFT CORPORATION                                                                                  1,867,404
         44,700    ORACLE CORPORATION+                                                                                      874,332
         44,500    SYMANTEC CORPORATION+                                                                                    739,590

                                                                                                                          4,083,264
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 6.72%
         16,700    ABBOTT LABORATORIES                                                                                      921,005
          9,900    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    910,800
         32,500    BRISTOL-MYERS SQUIBB COMPANY                                                                             692,250
         13,000    E.I. DU PONT DE NEMOURS & COMPANY                                                                        607,880
         17,600    JOHNSON & JOHNSON                                                                                      1,141,712
         28,900    PFIZER INCORPORATED<<                                                                                    604,877
         22,400    PROCTER & GAMBLE COMPANY                                                                               1,569,568
         11,900    ROHM & HAAS COMPANY                                                                                      643,552
         18,400    WYETH                                                                                                    768,384

                                                                                                                          7,860,028
                                                                                                                    ---------------
COMMUNICATIONS: 1.83%
         39,700    AT&T INCORPORATED                                                                                      1,520,510
         17,100    VERIZON COMMUNICATIONS INCORPORATED                                                                      623,295

                                                                                                                          2,143,805
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 5.26%
         29,500    BANK OF AMERICA CORPORATION                                                                            1,118,345
         19,047    BANK OF NEW YORK MELLON CORPORATION                                                                      794,831
         27,900    CITIGROUP INCORPORATED                                                                                   597,618
         34,666    JPMORGAN CHASE & COMPANY                                                                               1,488,905
         10,700    STATE STREET CORPORATION                                                                                 845,300
         27,300    US BANCORP                                                                                               883,428
         15,500    WACHOVIA CORPORATION<<                                                                                   418,500

                                                                                                                          6,146,927
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.70%
         14,600    MCDONALD'S CORPORATION                                                                                   814,242
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                           Wells Fargo Advantage Balanced Fund 9


BALANCED FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES: 2.09%
         15,200    DOMINION RESOURCES INCORPORATED                                                                  $       620,768
          8,600    EXELON CORPORATION                                                                                       698,922
         11,100    FPL GROUP INCORPORATED                                                                                   696,414
         10,500    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             421,995

                                                                                                                          2,438,099
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.11%
         48,300    CISCO SYSTEMS INCORPORATED+                                                                            1,163,547
         21,800    EMERSON ELECTRIC COMPANY                                                                               1,121,828
         56,800    GENERAL ELECTRIC COMPANY                                                                               2,102,168
         28,900    NOKIA OYJ ADR                                                                                            919,887
         23,600    TEXAS INSTRUMENTS INCORPORATED                                                                           667,172

                                                                                                                          5,974,602
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.65%
         10,900    FORTUNE BRANDS INCORPORATED                                                                              757,550
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.66%
          8,065    KRAFT FOODS INCORPORATED CLASS A                                                                         250,096
         17,300    PEPSICO INCORPORATED                                                                                   1,249,060
          7,200    THE COCA-COLA COMPANY                                                                                    438,264

                                                                                                                          1,937,420
                                                                                                                    ---------------
FOOD STORES: 0.55%
         22,000    SAFEWAY INCORPORATED                                                                                     645,700
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.83%
         19,100    TARGET CORPORATION                                                                                       967,988
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.85%
          9,700    3M COMPANY                                                                                               767,755
          1,500    APPLE INCORPORATED+                                                                                      215,250
          9,800    CATERPILLAR INCORPORATED                                                                                 767,242
         31,500    HEWLETT-PACKARD COMPANY                                                                                1,438,290
         51,800    INTEL CORPORATION                                                                                      1,097,124
         12,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,381,680

                                                                                                                          5,667,341
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.73%
         17,200    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                743,900
         16,800    METLIFE INCORPORATED                                                                                   1,012,368
         12,700    THE TRAVELERS COMPANIES INCORPORATED                                                                     607,695
         11,800    UNITEDHEALTH GROUP INCORPORATED                                                                          405,448
          9,700    WELLPOINT INCORPORATED+                                                                                  428,061

                                                                                                                          3,197,472
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.94%
          5,500    BECTON DICKINSON & COMPANY                                                                               472,175
         11,000    ROCKWELL AUTOMATION INCORPORATED                                                                         631,620

                                                                                                                          1,103,795
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.39%
          9,400    MEDTRONIC INCORPORATED                                                                                   454,678
                                                                                                                    ---------------

10 Wells Fargo Advantage Balanced Fund

                            Portfolio of Investments--March 31, 2008 (Unaudited)


BALANCED FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
MEDICAL PRODUCTS: 1.11%
         16,700    MERCK & COMPANY INCORPORATED                                                                     $       633,765
          8,500    ZIMMER HOLDINGS INCORPORATED+                                                                            661,810

                                                                                                                          1,295,575
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.27%
          9,700    COSTCO WHOLESALE CORPORATION                                                                             630,209
         21,000    CVS CAREMARK CORPORATION                                                                                 850,710

                                                                                                                          1,480,919
                                                                                                                    ---------------
MOTION PICTURES: 1.20%
         44,500    TIME WARNER INCORPORATED                                                                                 623,890
         24,700    WALT DISNEY COMPANY                                                                                      775,086

                                                                                                                          1,398,976
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.47%
          7,600    UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             554,952
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.53%
         14,300    AMERICAN EXPRESS COMPANY                                                                                 625,196
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 2.20%
         14,000    CHESAPEAKE ENERGY CORPORATION                                                                            646,100
         26,400    HALLIBURTON COMPANY                                                                                    1,038,312
         10,200    SCHLUMBERGER LIMITED<<                                                                                   887,400

                                                                                                                          2,571,812
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.65%
         15,000    CHEVRON CORPORATION                                                                                    1,280,400
         13,100    CONOCOPHILLIPS                                                                                           998,351
         29,500    EXXON MOBIL CORPORATION                                                                                2,495,110
         14,400    MARATHON OIL CORPORATION                                                                                 656,640

                                                                                                                          5,430,501
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.53%
          4,400    GOLDMAN SACHS GROUP INCORPORATED                                                                         727,716
          6,600    LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                  248,424
          6,700    MERRILL LYNCH & COMPANY INCORPORATED<<                                                                   272,958
         11,900    MORGAN STANLEY                                                                                           543,830

                                                                                                                          1,792,928
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.71%
         11,400    ALTRIA GROUP INCORPORATED                                                                                253,080
         11,400    PHILIP MORRIS INTERNATIONAL+                                                                             576,612

                                                                                                                            829,692
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.85%
          7,300    GENERAL DYNAMICS CORPORATION                                                                             608,601
          3,500    HARLEY-DAVIDSON INCORPORATED                                                                             131,250
         21,700    HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,224,314
         19,900    UNITED TECHNOLOGIES CORPORATION                                                                        1,369,518

                                                                                                                          3,333,683
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                          Wells Fargo Advantage Balanced Fund 11


BALANCED FUND
--------------------------------------------------------------------------------

         SHARES    SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS: 1.08%
          6,700    NIKE INCORPORATED CLASS B                                                                        $       455,600
         27,800    SYSCO CORPORATION                                                                                        806,756
                                                                                                                          1,262,356
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $58,705,209)                                                                                   66,118,103
                                                                                                                    ---------------

      PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
CORPORATE BONDS & NOTES: 11.77%

AGRICULTURAL PRODUCTION CROPS: 0.24%
$       275,000    BUNGE LIMITED FINANCE CORPORATION                                     4.38%        12/15/2008            276,495
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 0.23%
        250,000    ABBOTT LABORATORIES                                                   5.15         11/30/2012            266,245
                                                                                                                    ---------------

COMMUNICATIONS: 1.58%
        185,000    AT&T INCORPORATED<<                                                   5.50         02/01/2018            181,141
        265,000    BRITISH TELECOMMUNICATIONS PLC                                        8.63         12/15/2010            291,437
        260,000    COMCAST CORPORATION                                                   5.88         02/15/2018            253,250
         45,000    TELECOM ITALIA CAPITAL SA                                             5.25         11/15/2013             42,048
        135,000    TIME WARNER CABLE INCORPORATED<<                                      5.85         05/01/2017            129,223
        140,000    VALOR TELECOMMUNICATIONS ENTERPRISES<<                                7.75         02/15/2015            142,993
        235,000    VERIZON (FLORIDA) INCORPORATED SERIES F                               6.13         01/15/2013            244,906
        275,000    VERIZON (VIRGINIA) INCORPORATED SERIES A                              4.63         03/15/2013            267,375
        280,000    VODAFONE GROUP PLC                                                    7.75         02/15/2010            296,736

                                                                                                                          1,849,109
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 1.53%
        200,000    CITIGROUP INCORPORATED                                                6.00         08/15/2017            197,208
        545,000    JPMORGAN CHASE & COMPANY                                              5.13         09/15/2014            538,487
        300,000    JPMORGAN CHASE & COMPANY<<                                            6.63         03/15/2012            318,946
        250,000    MANUFACTURERS & TRADERS TRUST COMPANY+/-++                            3.85         04/01/2013            236,500
        510,000    WACHOVIA CORPORATION                                                  5.75         06/15/2017            495,007

                                                                                                                          1,786,148
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.24%
        255,000    YUM! BRANDS INCORPORATED                                              8.88         04/15/2011            281,028
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.06%
        190,000    CAROLINA POWER & LIGHT COMPANY                                        6.50         07/15/2012            204,654
        260,000    CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                     5.70         03/15/2013            271,730
        240,000    ENERGY TRANSFER PARTNERS LP                                           6.00         07/01/2013            241,413
        280,000    FLORIDA POWER & LIGHT COMPANY                                         4.85         02/01/2013            291,488
        220,000    MIDAMERICAN ENERGY HOLDINGS                                           5.88         10/01/2012            232,478

                                                                                                                          1,241,763
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.54%
        220,000    CISCO SYSTEMS INCORPORATED                                            5.50         02/22/2016            227,614
        390,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                       5.65         06/09/2014            404,120

                                                                                                                            631,734
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 0.41%
        200,000    HJ HEINZ COMPANY++                                                    6.43         12/01/2008            203,384
        265,000    MILLER BREWING CORPORATION++                                          5.50         08/15/2013            281,647

                                                                                                                            485,031
                                                                                                                    ---------------

12 Wells Fargo Advantage Balanced Fund

                            Portfolio of Investments--March 31, 2008 (Unaudited)


BALANCED FUND
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FOOD STORES: 0.36%
$       170,000    KROGER COMPANY                                                        6.75%        04/15/2012    $       182,021
        235,000    SAFEWAY INCORPORATED                                                  5.63         08/15/2014            241,657

                                                                                                                            423,678
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.38%
        210,000    ERP OPERATING LP                                                      5.13         03/15/2016            181,927
        250,000    GENWORCH GLOBAL FUNDING TRUSTS SERIES MTN                             5.20         10/08/2010            257,090

                                                                                                                            439,017
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.35%
        245,000    COOPER US INCORPORATED                                                5.45         04/01/2015            247,256
        160,000    HEWLETT-PACKARD COMPANY<<                                             4.50         03/01/2013            162,318

                                                                                                                            409,574
                                                                                                                    ---------------
INSURANCE CARRIERS: 0.58%
        250,000    ING (USA) GLOBAL FUNDING TRUST                                        4.50         10/01/2010            258,943
        245,000    UNITEDHEALTH GROUP INCORPORATED                                       6.00         11/15/2017            239,223
        175,000    WILLIS NORTH AMERICA INCORPORATED                                     6.20         03/28/2017            174,641

                                                                                                                            672,807
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.72%
        180,000    BAXTER INTERNATIONAL INCORPORATED                                     5.90         09/01/2016            189,992
        180,000    DANAHER CORPORATION                                                   5.63         01/15/2018            187,039
        285,000    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                          6.13         07/01/2015            283,841
        170,000    XEROX CORPORATION                                                     6.88         08/15/2011            177,780

                                                                                                                            838,652
                                                                                                                    ---------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.18%
        185,000    GOODRICH CORPORATION<<                                                7.63         12/15/2012            212,009
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.57%
        255,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                       5.63         09/15/2017            260,931
        405,000    HSBC FINANCE CORPORATION<<                                            5.90         06/19/2012            405,946

                                                                                                                            666,877
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 0.75%
        375,000    ENTERPRISE PRODUCTS PARTNERS OPERATING LP                             7.50         02/01/2011            402,833
        245,000    PEMEX PROJECT FUNDING MASTER TRUST++                                  5.75         03/01/2018            249,993
        225,000    XTO ENERGY INCORPORATED                                               5.30         06/30/2015            227,567

                                                                                                                            880,393
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.26%
        285,000    VALERO ENERGY CORPORATION                                             6.88         04/15/2012            306,355
                                                                                                                    ---------------
PIPELINES: 0.20%
        230,000    PLAINS ALL AMERICAN PIPELINE LP                                       6.13         01/15/2017            233,798
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.36%
        240,000    AVALON BAY COMMUNITIES SERIES MTN                                     6.63         09/15/2011            248,710
        175,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                    5.65         06/01/2014            168,050

                                                                                                                            416,760
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                          Wells Fargo Advantage Balanced Fund 13


BALANCED FUND
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.06%
$       295,000    GOLDMAN SACHS GROUP INCORPORATED                                      5.13%        01/15/2015    $       286,767
        225,000    GOLDMAN SACHS GROUP INCORPORATED                                      6.15         04/01/2018            224,666
        735,000    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN<<                    6.00         07/19/2012            725,450

                                                                                                                          1,236,883
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 0.17%
        190,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                7.75         01/18/2011            204,317
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $13,604,870)                                                                         13,758,673
                                                                                                                    ---------------
FOREIGN CORPORATE BONDS@: 1.84%
        240,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.00         06/15/2010            256,728
        280,000    DIAGEO CAPITAL PLC                                                    4.38         05/03/2010            285,518
        285,000    ENCANA CORPORATION                                                    4.60         08/15/2009            287,191
        265,000    FRANCE TELECOM SA                                                     7.75         03/01/2011            287,351
        280,000    TELECOM ITALIA CAPITAL                                                4.95         09/30/2014            254,817
        265,000    TELEFONICA EMISIONES SAU                                              5.98         06/20/2011            272,883
        255,000    THOMSON CORPORATION                                                   5.70         10/01/2014            252,145
        245,000    TRANSOCEAN INCORPORATED                                               6.00         03/15/2018            252,013

TOTAL FOREIGN CORPORATE BONDS (COST $2,143,324)                                                                           2,148,646
                                                                                                                    ---------------

FOREIGN GOVERNMENT BONDS@: 0.40%
         40,000    UNITED MEXICAN STATES                                                 5.63         01/15/2017             42,040
        160,000    UNITED MEXICAN STATES                                                 7.50         01/14/2012            180,000
        245,000    WEATHERFORD INTERNATIONAL LIMITED                                     6.00         03/15/2018            246,276

TOTAL FOREIGN GOVERNMENT BONDS (COST $454,677)                                                                              468,316
                                                                                                                    ---------------
US TREASURY SECURITIES: 11.40%

US TREASURY BONDS: 0.88%
        725,000    US TREASURY BOND<<                                                    8.75         05/15/2017          1,021,513
                                                                                                                    ---------------

US TREASURY NOTES: 10.52%
      2,750,000    US TREASURY NOTE<<                                                    3.50         02/15/2018          2,765,898
      2,690,000    US TREASURY NOTE<<                                                    3.88         10/31/2012          2,859,596
      5,966,000    US TREASURY NOTE<<                                                    4.25         10/15/2010          6,353,790
        310,000    US TREASURY NOTE<<                                                    4.50         02/15/2009            317,803

                                                                                                                         12,297,087
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $12,650,084)                                                                          13,318,600
                                                                                                                    ---------------

         SHARES
COLLATERAL FOR SECURITIES LENDING: 20.08%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.81%
        287,795    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 287,795
        252,431    DREYFUS CASH MANAGEMENT FUND                                                                             252,431
        411,136    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   411,136

                                                                                                                            951,362
                                                                                                                    ---------------

      PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 19.27%
$       411,136    AMSTEL FUNDING CORPORATION                                            2.85         04/16/2008            410,648
        148,009    APRECO LLC                                                            2.70         04/17/2008            147,831
        690,709    ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008            689,634

14 Wells Fargo Advantage Balanced Fund

                            Portfolio of Investments--March 31, 2008 (Unaudited)


BALANCED FUND
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       904,499    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $904,577)                                             3.10%        04/01/2008    $       904,499
        411,136    BASF FINANCE EUROPE NV+/-++                                           3.89         10/17/2008            410,744
        246,682    BNP PARIBAS+/-                                                        3.13         08/07/2008            246,481
        452,250    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $452,288)                                             3.04         04/01/2008            452,250
        575,591    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $575,640)                                             3.08         04/01/2008            575,591
        500,106    BRYANT BANK FUNDING                                                   2.98         04/09/2008            499,775
        136,209    CAFCO LLC                                                             2.70         04/18/2008            136,036
        609,304    CHARIOT FUNDING LLC                                                   2.97         04/14/2008            608,650
        205,568    CHARTA LLC                                                            3.08         04/09/2008            205,427
        234,348    CHEYNE FINANCE LLC+/-++^^(a)(i)                                       5.12         02/25/2008            210,913
        374,956    CIESCO LLC                                                            3.08         04/08/2008            374,732
        616,704    CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008            616,704
        986,727    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $986,812)                              3.10         04/01/2008            986,727
        205,568    CULLINAN FINANCE CORPORATION+/-++                                     3.08         08/04/2008            204,952
        411,136    EBBETS FUNDING LLC                                                    3.65         04/01/2008            411,136
        402,913    ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008            402,376
        295,196    ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008            294,968
        205,568    EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008            205,336
        156,232    FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008            156,062
        205,568    FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008            205,469
        602,726    GALLEON CAPITAL LLC                                                   2.88         04/16/2008            602,002
         82,227    GALLEON CAPITAL LLC                                                   3.10         04/18/2008             82,107
        444,027    GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008            443,254
        246,682    GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008            246,659
        131,564    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         2.90         06/16/2008            131,564
      1,027,840    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,027,930)           3.15         04/01/2008          1,027,840
        287,795    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         2.90         10/16/2008            287,795
        986,727    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $986,812)                                             3.10         04/01/2008            986,727
        222,014    KITTY HAWK FUNDING CORPORATION                                        3.13         04/04/2008            221,956
        411,136    LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008            410,931
        205,568    METLIFE GLOBAL FUNDING I+/-++                                         2.59         10/21/2008            205,527
        616,704    MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008            615,581
         51,121    MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008             51,107
        126,424    MORGAN STANLEY+/-                                                     2.94         10/15/2008            126,360
        123,341    MORGAN STANLEY+/-                                                     3.07         04/07/2008            123,341
        616,704    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $616,757)                                             3.08         04/01/2008            616,704
        205,568    NATEXIS BANQUES POPULAIRES+/-++                                       4.91         09/08/2008            204,790
        690,709    OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008            689,585
        205,568    PARK AVENUE RECEIVABLES CORPORATION                                   3.15         04/03/2008            205,532
        160,343    PICAROS FUNDING LLC                                                   2.60         04/11/2008            160,227
        146,364    PREMIUM ASSET TRUST+/-++                                              4.41         07/15/2008            146,269
        419,359    RANGER FUNDING CORPORATION                                            2.71         04/18/2008            418,822
        452,250    SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008            451,683
        164,454    SLM CORPORATION+/-++                                                  2.94         05/12/2008            164,158
        328,909    STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                           5.27         04/03/2008            293,255
        481,029    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008            480,496
        222,014    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008            221,746
        246,682    THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008            246,418
        411,136    THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008            411,040
        822,272    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             3.20         10/03/2008            822,272
        172,677    TULIP FUNDING CORPORATION                                             2.88         04/21/2008            172,401

Portfolio of Investments--March 31, 2008 (Unaudited)

                                          Wells Fargo Advantage Balanced Fund 15


BALANCED FUND
--------------------------------------------------------------------------------

      PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       205,568    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    3.09%        10/08/2008    $       205,451
        123,341    VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008            123,310
        411,136    VERSAILLES CDS LLC                                                    3.00         04/11/2008            410,794
        130,741    VERSAILLES CDS LLC                                                    3.45         04/08/2008            130,654
        205,568    VICTORIA FINANCE LLC+/-++^^(a)(i)                                     3.47         08/07/2008            183,284
        205,568    VICTORIA FINANCE LLC+/-++^^(a)(i)                                     5.11         05/02/2008            183,284
        661,929    YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008            661,828

                                                                                                                         22,523,695
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,596,855)                                                               23,475,057
                                                                                                                    ---------------

         SHARES
SHORT-TERM INVESTMENTS: 2.78%
      3,225,838    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           3,225,838
                                                                                                                    ---------------

      PRINCIPAL
US TREASURY BILLS: 0.02%
$        20,000    US TREASURY BILL^#                                                    2.18         04/17/2008             19,979
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,245,819)                                                                            3,245,817
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $132,020,730)*                                 119.84%                                                        $   140,081,339

OTHER ASSETS AND LIABILITIES, NET                    (19.84)                                                            (23,189,667)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   116,891,672
                                                     ------                                                         ---------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+     Non-income earning securities.

@     Foreign bond principal is denominated in US dollars.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $3,225,838.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

16 Wells Fargo Advantage Balanced Fund

                 Statement of Assets and Liabilities--March 31, 2008 (Unaudited)


--------------------------------------------------------------------------------

ASSETS
   Investments
     In securities, at market value (including securities on loan) ...............................................   $ 113,380,444
     Collateral received for securities loaned (Note 2) ..........................................................      23,475,057
     Investments in affiliates ...................................................................................       3,225,838
                                                                                                                     -------------
   Total investments at market value (see cost below) ............................................................     140,081,339
                                                                                                                     -------------
   Variation margin receivable on futures contracts ..............................................................           2,172
   Receivable for Fund shares issued .............................................................................           6,365
   Receivable for investments sold ...............................................................................         209,982
   Receivables for dividends and interest ........................................................................         576,091
                                                                                                                     -------------
Total assets .....................................................................................................     140,875,949
                                                                                                                     -------------

LIABILITIES
   Payable for Fund shares redeemed ..............................................................................             784
   Payable for investments purchased .............................................................................         224,586
   Dividends payable .............................................................................................              47
   Payable to investment advisor and affiliates (Note 3) .........................................................          62,261
   Payable upon receipt of securities loaned (Note 2) ............................................................      23,596,855
   Accrued expenses and other liabilities ........................................................................          99,744
                                                                                                                     -------------
Total liabilities ................................................................................................      23,984,277
                                                                                                                     -------------
TOTAL NET ASSETS .................................................................................................   $ 116,891,672
                                                                                                                     =============

NET ASSETS CONSIST OF

   Paid-in capital ...............................................................................................   $ 112,852,091
   Undistributed net investment income (loss) ....................................................................          43,559
   Undistributed net realized gain (loss) on investments .........................................................      (4,089,515)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and
     liabilities denominated in foreign currencies ...............................................................       8,060,609
   Net unrealized appreciation (depreciation) of futures .........................................................          24,928
                                                                                                                     -------------
TOTAL NET ASSETS .................................................................................................   $ 116,891,672
                                                                                                                     =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1

   Net assets - Investor Class ...................................................................................   $ 116,891,672
   Shares outstanding - Investor Class ...........................................................................       5,698,185
   Net asset value and offering price per share - Investor Class .................................................   $       20.51
                                                                                                                     -------------
Investments at cost ..............................................................................................   $ 132,020,730
                                                                                                                     -------------
Securities on loan, at market value (Note 2) .....................................................................   $  23,210,406
                                                                                                                     -------------

--------------------------------------------------------------------------------
1     The Fund has an unlimited number of authorized shares.

      The accompanying notes are an integral part of these financial statements.

Statement of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                          Wells Fargo Advantage Balanced Fund 17


--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (1) ...........................................................   $    738,542
   Interest ................................................................      1,189,074
   Interest from affiliated securities .....................................        116,694
   Securities lending income, net ..........................................         70,665
                                                                               ------------
Total investment income ....................................................      2,114,975
                                                                               ------------

EXPENSES
   Advisory fees ...........................................................        397,767
   Administration Fees .....................................................        296,328
   Custody fees ............................................................         12,239
   Shareholder servicing fees (Note 3) .....................................        152,987
   Accounting fees .........................................................         11,685
   Professional fees .......................................................          5,984
   Registration fees .......................................................          2,990
   Shareholder reports .....................................................          1,820
   Trustees' fees ..........................................................          4,323
   Other fees and expenses .................................................          2,928
                                                                               ------------
Total expenses .............................................................        889,051
                                                                               ------------

LESS
   Waived fees and reimbursed expenses (Note 3) ............................       (124,113)
   Net expenses ............................................................        764,938
                                                                               ------------
Net investment income (loss) ...............................................      1,350,037
                                                                               ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .........      1,348,264
   Futures transactions ....................................................        130,686
                                                                               ------------
Net realized gain and loss from investments ................................      1,478,950
                                                                               ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .........     (8,862,162)
   Futures transactions ....................................................          5,837
                                                                               ------------
Net change in unrealized appreciation (depreciation) of investments ........     (8,856,325)
                                                                               ------------
Net realized and unrealized gain (loss) on investments .....................     (7,377,375)
                                                                               ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $ (6,027,338)
                                                                               ============

1 Net of foreign withholding taxes of ......................................   $        387

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

18 Wells Fargo Advantage Balanced Fund

                                             Statements of Changes in Net Assets


                                                                                               For the
                                                                                           Six Months Ended         For the
                                                                                            March 31, 2008        Year Ended
                                                                                              (Unaudited)     September 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ................................................................   $    128,796,390   $      132,366,630

OPERATIONS
   Net investment income (loss) ........................................................          1,350,037            2,791,281
   Net realized gain (loss) on investments .............................................          1,478,950            4,865,207
   Net change in unrealized appreciation (depreciation) of investments .................         (8,856,325)           5,811,330
                                                                                           -------------------------------------
Net increase (decrease) in net assets resulting from operations ........................         (6,027,338)          13,467,818
                                                                                           -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Investor Class ....................................................................         (1,351,683)          (2,816,764)
   Net realized gain on sales of investments
     Investor Class ....................................................................         (3,290,354)                   0
                                                                                           -------------------------------------
Total distributions to shareholders ....................................................         (4,642,037)          (2,816,764)
                                                                                           -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Investor Class ..........................................          2,981,197            5,670,508
   Reinvestment of distributions - Investor Class ......................................          4,472,850            2,703,970
   Cost of shares redeemed - Investor Class ............................................         (8,689,390)         (22,595,772)
                                                                                           -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transactions - Investor Class .....................................................         (1,235,343)         (14,221,294)
                                                                                           -------------------------------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ................................................................         (1,235,343)         (14,221,294)
                                                                                           -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................        (11,904,718)          (3,570,240)
                                                                                           =====================================
ENDING NET ASSETS ......................................................................   $    116,891,672   $      128,796,390
                                                                                           =====================================

SHARES ISSUED AND REDEEMED
   Shares sold - Investor Class ........................................................            139,211              263,085
   Shares issued in reinvestment of distributions - Investor Class .....................            208,169              124,555
   Shares redeemed - Investor Class ....................................................           (400,474)          (1,049,495)
                                                                                           -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ......................            (53,094)            (661,855)
                                                                                           -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..................................................................   $        (53,094)  $         (661,855)
                                                                                           =====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................   $         43,559   $           45,205
                                                                                           =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

20 Wells Fargo Advantage Balanced Fund                      Financial Highlights


                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net
                                                    Value Per     Investment      Gain (Loss)      Investment
                                                      Share     Income (Loss)   on Investments       Income
--------------------------------------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------------------------------------
Investor class
October 1, 2007 to March 31, 2008 (Unaudited) ...     $22.39         0.24           (1.29)           (0.24)
October 1, 2006 to September 30, 2007 ...........     $20.64         0.47            1.76            (0.48)
October 1, 2005 to September 30, 2006 ...........     $19.78         0.43            0.87            (0.44)
January 1, 2005 to September 30, 2005 3 .........     $19.63         0.24            0.15            (0.24)
January 1, 2004 to December 31, 2004 ............     $18.62         0.25            1.02            (0.26)
January 1, 2003 to December 31, 2003 ............     $16.06         0.19            2.58            (0.21)
January 1, 2002 to December 31, 2002 ............     $18.84         0.40           (2.77)           (0.41)

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3     The Fund changed its fiscal year-end from December 31 to September 30.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                      Wells Fargo Advantage Balanced Fund 21


                                                                      Ending       Ratio to Average Net Assets (Annualized) 1
                                                     Distributions   Net Asset   -----------------------------------------------
                                                       from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                    Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
--------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------------
Investor class
October 1, 2007 to March 31, 2008 (Unaudited) ...       (0.59)        $ 20.51         2.22%         1.45%     (0.20)%     1.25%
October 1, 2006 to September 30, 2007 ...........        0.00         $ 22.39         2.15%         1.56%     (0.31)%     1.25%
October 1, 2005 to September 30, 2006 ...........        0.00         $ 20.64         2.12%         1.52%     (0.27)%     1.25%
January 1, 2005 to September 30, 2005 3 .........        0.00         $ 19.78         1.58%         1.45%     (0.17)%     1.28%
January 1, 2004 to December 31, 2004 ............        0.00         $ 19.63         1.25%         1.31%     (0.04)%     1.27%
January 1, 2003 to December 31, 2003 ............        0.00         $ 18.62         1.09%         1.31%     (0.05)%     1.26%
January 1, 2002 to December 31, 2002 ............        0.00         $ 16.06         2.31%         1.30%     (0.01)%     1.29%

                                                                     Portfolio    Net Assets at
                                                         Total        Turnover    End of Period
                                                       Return 2         Rate     (000's omitted)
------------------------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------------------------------------
Investor class
October 1, 2007 to March 31, 2008 (Unaudited) ...       (4.85)%          23%        $116,892
October 1, 2006 to September 30, 2007 ...........       10.88%           52%        $128,796
October 1, 2005 to September 30, 2006 ...........        6.64%           61%        $132,367
January 1, 2005 to September 30, 2005 3 .........        2.00%           87%        $142,491
January 1, 2004 to December 31, 2004 ............        6.86%          148%        $154,974
January 1, 2003 to December 31, 2003 ............       17.36%          205%        $208,955
January 1, 2002 to December 31, 2002 ............      (12.65)%         226%        $218,015

22 Wells Fargo Advantage Balanced Fund             Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Balanced Fund. The Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities listed on the NASDAQ, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to Financial Statements             Wells Fargo Advantage Balanced Fund 23

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: December 31, 2004; September 30, 2005; September 30, 2006; September 30,
2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

-------------------------------------------------------------------------------
                                                                  Capital Loss
FUND                                       Expiration Year        Carryforwards
-------------------------------------------------------------------------------
BALANCED FUND                                    2010              $ 1,935,302
-------------------------------------------------------------------------------

FUTURES CONTRACTS

The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2008, the Fund held the following future contracts:

-------------------------------------------------------------------------------------------
                                                                             Net Unrealized
                                                                 Notional    Appreciation/
FUND            Contracts        Type         Expiration Date     Amount     (Depreciation)
-------------------------------------------------------------------------------------------
Balanced Fund    13 Long     US 2 Year Note      June 2008      $2,779,380      $ 11,151
                  3 Long    US 10 Year Note      June 2008         343,083        13,777
-------------------------------------------------------------------------------------------

24 Wells Fargo Advantage Balanced Fund             Notes to Financial Statements

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at March 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2008, the Fund owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of the Fund's net assets invested in these securities:

-------------------------------------------------------------------------------
                                                                % OF THE ENDING
FUND                           DEFAULTED SIVS ($MARKET VALUE)      NET ASSETS
-------------------------------------------------------------------------------
BALANCED                                  $ 870,736                   0.74
-------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Notes to Financial Statements             Wells Fargo Advantage Balanced Fund 25

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

-------------------------------------------------------------------------------------------------------
                                       Advisory                                            Subadvisory
                                      Fees (% of                                           Fees (% of
                   Average Daily     Average Daily                     Average Daily      Average Daily
FUND                 Net Assets       Net Assets)      Subadviser        Net Assets        Net Assets)
-------------------------------------------------------------------------------------------------------
BALANCED FUND   First $500 million       0.650       Wells Capital   First $100 million       0.250
                 Next $500 million       0.600         Management     Next $100 million       0.200
                   Next $2 billion       0.550       Incorporated     Over $200 million       0.150
                   Next $2 billion       0.525
                   Over $5 billion       0.500
-------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                       Average Daily          (% of Average
Fund                                    Net Assets           Daily Net Assets)
--------------------------------------------------------------------------------
BALANCED FUND                        First $5 billion              0.50
                                     Next $5  billion              0.49
                                     Over $10 billion              0.48
--------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

-------------------------------------------------------------------------------
                                                                 % of Average
FUND                                                           Daily Net Assets
-------------------------------------------------------------------------------
BALANCED FUND                                                        0.02
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

-------------------------------------------------------------------------------
                                                                 % of Average
SHARE CLASS                                                    Daily Net Assets
-------------------------------------------------------------------------------
BALANCED FUND                                                        0.25
-------------------------------------------------------------------------------

For the period ended March 31, 2008, shareholder servicing fees incurred were as follows:

-------------------------------------------------------------------------------
FUND                                                             Investor Class
-------------------------------------------------------------------------------
BALANCED FUND                                                      $ 152,987
-------------------------------------------------------------------------------

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

26 Wells Fargo Advantage Balanced Fund             Notes to Financial Statements

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately, first from advisory fees, and then any remaining amount consecutively from administration, custody, and shareholder servicing fees collected, if any. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The net operating expense ratio in effect for the six-month period ended March 31, 2008, was as follows:

-------------------------------------------------------------------------------
                                                                  Net Operating
FUND                                                              Expense Ratio
-------------------------------------------------------------------------------
BALANCED FUND                                                         1.25%
-------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities and U.S. government obligations (securities with maturities of one year or less at purchase date) for the period ended March 31, 2008, were as follows:

-------------------------------------------------------------------------------
Fund                                         Purchases at Cost   Sales Proceeds
-------------------------------------------------------------------------------
BALANCED FUND                                  $ 27,236,541       $ 29,520,384
-------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the period ended March 31, 2008, there were no borrowings by the Balanced Fund under the agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

Notes to Financial Statements             Wells Fargo Advantage Balanced Fund 27


7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

8. SUBSEQUENT EVENTS

At its November 7, 2007 regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees ("Board") unanimously approved a set of initiatives designed to streamline the Wells Fargo Advantage Funds and standardize share classes across the fund family. Additional information on these initiatives follows.

REORGANIZATION AND MEETING OF SHAREHOLDERS

The Board unanimously approved the reorganization of the Wells Fargo Advantage Balanced Fund into the Asset Allocation Fund (the "Balanced Fund
Reorganization").

The Balanced Fund Reorganization is subject to the satisfaction of certain conditions, including approval by the Balanced Fund shareholders. A special meeting of the shareholders of the Balanced Fund is expected to be held in the second quarter of 2008 for the purpose of enabling the shareholders to vote on whether to approve the Balanced Fund Reorganization.

If shareholders of the Balanced Fund approve the Balanced Fund Reorganization, the Balanced Fund will transfer all of its assets and liabilities to the Asset Allocation Fund in exchange for shares of the Balanced Fund in an amount equal to the then current value of the Balanced Fund shares. Upon completion of the Balanced Fund Reorganization, the Balanced Fund will liquidate by distributing the Asset Allocation Fund shares to the Balanced Fund shareholders, so that Balanced Fund shareholders would receive shares of a specified class of the Asset Allocation Fund with a total value equal to the then current value of their Balanced Fund shares, cease operations and dissolve. The Balanced Fund Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of the Balanced Fund Reorganization. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Balanced Fund Reorganization.

Prior to the Balanced Fund Reorganization, Balanced Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Balanced Fund's prospectus. The proposed Balanced Fund Reorganization, if approved by shareholders, is expected to occur by the end of the third quarter of 2008.

Additional information, including a detailed description of the Balanced Fund Reorganization and the Board's reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of the Balanced Fund by the second quarter of 2008. The Proxy Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

28 Wells Fargo Advantage Balanced Fund                         Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years               Other Directorships
---------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho         Trustee, since 1987         Co-Director for the Calloway School of Stephens            None
65                                                 University of Wake Forest University. Prior thereto, the
                                                   Thomas Goho Chair of Finance of Wake Forest University,
                                                   Calloway School of Business and Accountancy, from
                                                   2006-2007 and Associate Professor of Finance from
                                                   1999-2005.
---------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon        Trustee, since 1998;        Chairman, CEO and Co-Founder of Crystal Geyser Water       None
65                     Chairman, since 2005        Company and President of Crystal Geyser Roxane Water
                       (Lead Trustee since 2001)   Company.
---------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management, Wharton        None
55                                                 School, University of Pennsylvania. Director of the
                                                   Boettner Center on Pensions and Retirement Research.
                                                   Research associate and board member, Penn Aging Research
                                                   Center. Research associate, National Bureau of Economic
                                                   Research.
---------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny       Trustee, since 1996         President and CEO of Southern Minnesota Initiative         None
56                                                 Foundation, a non-profit organization since 2007 and
                                                   Senior Fellow at the Humphrey Institute Policy Forum at
                                                   the University of Minnesota since 1995.
---------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.            None
67
---------------------------------------------------------------------------------------------------------------------------------

Other Information                         Wells Fargo Advantage Balanced Fund 29


INTERESTED TRUSTEE 3

---------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years               Other Directorships
---------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,     None
63                                                 Chairman of Whitepoint Capital, LLC until 2004.
---------------------------------------------------------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years               Other Directorships
---------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and     None
48                                                 President of Wells Fargo Funds Management, LLC since
                                                   2003. Senior Vice President and Chief Administrative
                                                   Officer of Wells Fargo Funds Management, LLC from 2001
                                                   to 2003.
---------------------------------------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds   None
47                     Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                       since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
---------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting   None
48                                                 and Tax for Wells Fargo Funds Management, LLC since
                                                   2007. Director of Fund Administration and SEC Reporting
                                                   for TIAA-CREF from 2005 to 2007. Chief Operating Officer
                                                   for UMB Fund Services, Inc. from 2004 to 2005.
                                                   Controller for Sungard Transaction Networks from 2002 to
                                                   2004.
---------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early        Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds              None
43                     since 2007                  Management, LLC since 2007. Chief Compliance Officer of
                                                   Parnassus Investments from 2005 to 2007. Chief Financial
                                                   Officer of Parnassus Investments from 2004 to 2007 and
                                                   Senior Audit Manager of PricewaterhouseCoopers LLP from
                                                   1998 to 2004.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds 'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of March 31, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

30 Wells Fargo Advantage Balanced Fund                         Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

BALANCED FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Balanced Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results, as applicable, in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Fund (the "Universe"), as well as to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

Other Information                         Wells Fargo Advantage Balanced Fund 31


The Board noted that the performance of the Fund was lower than the median performance of its Universe for all time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund. The Board requested continued reports on the performance of the Fund.

The Board received and considered information regarding the Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Fund (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratio of the Fund was higher than its Peer Group's median net operating expense ratio. The Board also noted that at its regular meeting in November 2007, it had approved the reorganization of the Fund into another fund of the Trust (the "Acquiring Fund"), pending shareholder approval, and that if the reorganization were approved by shareholders of the Fund and consummated, such shareholders would receive shares of the Acquiring Fund, the net operating expense ratio of which would be lower than the current net operating expense ratio of the Fund.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in its Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were not appreciably higher than the median rates of the Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rate for the Fund (before and after waivers/caps and/or expense reimbursements) was reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided. The Board also considered and approved Funds Management's recommendation to reduce certain administration fees for the Fund in coming to its conclusion,

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Fund. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

32 Wells Fargo Advantage Balanced Fund                         Other Information


ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

The Board also considered the effectiveness of the policies of the Fund in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations                     Wells Fargo Advantage Balanced Fund 33


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    109401 05-08
                                                            SAAFNLD/SAR109 03-08

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]      Semi-Annual Report
                       March 31, 2008

--------------------------------------------------------------------------------

                       o   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       o   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

                       o   WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

                       o   WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

                       o   WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

                       o   WELLS FARGO ADVANTAGE EQUITY INCOME FUND

                       o   WELLS FARGO ADVANTAGE EQUITY VALUE FUND

                       o   WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

                       o   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

                       o   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

                       o   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

                       o   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

                       o   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

                       o   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for eDelivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ..................................................     2

PERFORMANCE HIGHLIGHTS
C&B Large Cap Value Fund ................................................     4
Diversified Equity Fund .................................................     6
Diversified Small Cap Fund ..............................................     8
Emerging Growth Fund ....................................................    10
Equity Income Fund ......................................................    12
Equity Value Fund .......................................................    14
Growth Equity Fund ......................................................    16
International Value Fund ................................................    18
Large Cap Appreciation Fund .............................................    20
Large Company Growth Fund ...............................................    22
Small Company Growth Fund ...............................................    24
Small Company Value Fund ................................................    26
Strategic Small Cap Value Fund ..........................................    28

FUND EXPENSES ...........................................................    30

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Fund ................................................    35
Diversified Equity Fund .................................................    35
Diversified Small Cap Fund ..............................................    36
Emerging Growth Fund ....................................................    36
Equity Income Fund ......................................................    36
Equity Value Fund .......................................................    37
Growth Equity Fund ......................................................    37
International Value Fund ................................................    37
Large Cap Appreciation Fund .............................................    38
Large Company Growth Fund ...............................................    38
Small Company Growth Fund ...............................................    38
Small Company Value Fund ................................................    39
Strategic Small Cap Value Fund ..........................................    39

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................    40
Statements of Operations ................................................    44
Statements of Changes in Net Assets .....................................    48
Financial Highlights ....................................................    62

NOTES TO FINANCIAL STATEMENTS ...........................................    76

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio ...........................................    84
Disciplined Growth Portfolio ............................................    89
Emerging Growth Portfolio ...............................................    93
Equity Income Portfolio .................................................    98
Equity Value Portfolio ..................................................   103
Index Portfolio .........................................................   108
International Core Portfolio ............................................   123
International Growth Portfolio ..........................................   126
International Index Portfolio ...........................................   130
International Value Portfolio ...........................................   154
Large Cap Appreciation Portfolio ........................................   159
Large Company Growth Portfolio ..........................................   164
Small Cap Index Portfolio ...............................................   168
Small Company Growth Portfolio ..........................................   185
Small Company Value Portfolio ...........................................   191
Strategic Small Cap Value Portfolio .....................................   197

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................   208
Statements of Operations ................................................   212
Statements of Changes in Net Assets .....................................   216
Financial Highlights ....................................................   224

NOTES TO FINANCIAL STATEMENTS ...........................................   226

OTHER INFORMATION .......................................................   235

LIST OF ABBREVIATIONS ...................................................   241

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]
--------------------------------------------------------------------------------

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


Not part of the semi-annual report.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $156 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2008.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

Not part of the semi-annual report.

2  Wells Fargo Equity Gateway Funds                       Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

    THE LEHMAN BROTHERS TREASURY INDEX RETURNED 8.56%, COMPARED TO 5.23% FOR THE
     BROAD BOND MARKET, AS MEASURED BY THE LEHMAN BROTHERS U.S. AGGREGATE INDEX.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS that covers the six-month period that ended March 31, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

Falling prices of new and existing homes especially affected subprime borrowers who faltered when easy access to credit all but disappeared for them and market-value equity on their homes declined. The price correction in the market value of homes prevented many struggling borrowers from paying off their full mortgage balances by selling their homes. Housing market woes also had a ripple effect as financial markets began to assess the full impact of the subprime loans that had been packaged and sold both in the United States and abroad. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, highlighted some of the more significant risks within the market.

THE FED RESPONDED IN MANY WAYS

First, by lowering the federal funds rate (the rate at which member banks borrow money from each other) by 250 basis points. (100 basis points equals 1.00%.) Second, it lowered the discount rate (the rate at which banks borrow money directly from the Fed) by 275 basis points. And, third, it agreed to make the discount window available to non-bank dealers and to lend to banks for longer than normal periods of time to help ease some of the constraints on liquidity. In addition, the Fed launched several other new programs to provide liquidity to financial institutions.

INVESTORS SOUGHT RELATIVE SAFETY IN MONEY MARKET FUNDS AND IN THE U.S. TREASURY MARKET

During the six-month period, the Lehman Brothers U.S. Treasury Index1 returned 8.56%, compared to 5.23% for the broad bond market, as measured by the Lehman Brothers U.S. Aggregate Index 2 . Mortgage-related securities declined on continued housing-related turmoil. Corporate and high-yield bonds also trailed as investors worried about the effect of a slowing economy on potential future default rates. In the international credit markets, Europe and Britain experienced some of the same concerns over liquidity that were felt in the U.S. credit markets, which resulted in tighter lending practices overseas.

--------------------------------------------------------------------------------

1 The Lehman Brothers U.S. Treasury Index is composed of public obligations of the U.S. Treasury. You cannot invest directly in an index.

2 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

Letter to Shareholders                        Wells Fargo Equity Gateway Funds 3


THE STOCK MARKET STRUGGLED IN MOST AREAS

The S&P 500 Index declined 12.46% for the six-month period. Value stocks underperformed, largely because of weakness in financial stocks, with the S&P 500 Financial Index3 declining 26.29% for the period. Small cap stocks modestly underperformed large caps. Most international markets also posted negative returns, however, the U.S. dollar's decline partially offset these losses for U.S.-based investors. The MSCI EAFE Index 4 was down 10.50% for the period in U.S. dollar terms.

PLANNING AHEAD

The continued uncertainty surrounding the housing market, liquidity, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

THE S&P 500 INDEX DECLINED 12.46% FOR THE SIX-MONTH PERIOD. ...

....THE MSCI EAFE INDEX WAS DOWN 10.50% FOR THE PERIOD IN U.S. DOLLAR TERMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 The S&P 500 Financial Index is a market-capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an index.

4 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

4 Wells Fargo Equity Gateway Funds                        Performance Highlights


WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

May 15, 1990

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Exxon Mobil Corporatopm                                                    3.59%
--------------------------------------------------------------------------------
Omnicom Group Incorporated                                                 3.30%
--------------------------------------------------------------------------------
State Street Corporation                                                   3.18%
--------------------------------------------------------------------------------
Colgate-Palmolive Company                                                  2.92%
--------------------------------------------------------------------------------
American Express Company                                                   2.92%
--------------------------------------------------------------------------------
American International Group Incorporated                                  2.83%
--------------------------------------------------------------------------------
Johnson & Johnson                                                          2.81%
--------------------------------------------------------------------------------
Bank of America Corporation                                                2.80%
--------------------------------------------------------------------------------
Vodafone Group plc ADR                                                     2.73%
--------------------------------------------------------------------------------
Allstate Corporation                                                       2.72%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (18%)
Consumer Staples                                (14%)
Energy                                           (4%)
Financials                                      (22%)
Health Care                                     (12%)
Industrials                                     (18%)
Information Technology                           (9%)
Telecommunication Services                       (3%)

--------------------------------------------------------------------------------

1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                        Wells Fargo Equity Gateway Funds 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

------------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
C&B LARGE CAP VALUE FUND      6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 4   Net 5
------------------------------------------------------------------------------------------------------------------------------
Class A (CBEAX)                  (18.06)  (14.17)   10.61      5.65      (13.07)   (8.96)   11.93      6.28      1.31%   1.20%
------------------------------------------------------------------------------------------------------------------------------
Class B (CBEBX)**                (18.42)  (14.66)   10.85      5.52      (13.42)   (9.66)   11.12      5.52      2.06%   1.95%
------------------------------------------------------------------------------------------------------------------------------
Class C (CBECX)                  (14.43)  (10.67)   11.12      5.52      (13.43)   (9.67)   11.12      5.52      2.06%   1.95%
------------------------------------------------------------------------------------------------------------------------------
Class D (CBEQX)                                                          (13.04)   (8.93)   11.94      6.28      1.31%   1.20%
------------------------------------------------------------------------------------------------------------------------------
Administrator Class (CBLLX)                                              (12.97)   (8.78)   12.13      6.37      1.13%   0.95%
------------------------------------------------------------------------------------------------------------------------------
Institutional Class (CBLSX)                                              (12.78)   (8.50)   12.38      6.49      0.86%   0.70%
------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000(R) Value Index 6                                         (14.01)   (9.99)   13.68      5.54
------------------------------------------------------------------------------------------------------------------------------

 *    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS D, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

-------------------------------------------------------------------------------

3 Effective December 6, 2004, the Fund is a gateway feeder fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown prior to the inception of the Class B and Class C shares on July 26, 2004, reflects the performance of the unnamed share class of the predecessor fund, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Class A, Administrator Class and Institutional Class shares on July 26, 2004, reflects the performance of the unnamed share class of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Class A, Administrator Class and Institutional Class shares. Performance shown prior to July 26, 2004 for the Class D shares reflects the performance of the unnamed share class of the predecessor fund. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class.

4 Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Class A, Class B, Class C, and Institutional Class shares and the February 1, 2008, prospectus for Class D and Administrator Class shares, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

6 Wells Fargo Equity Gateway Funds                        Performance Highlights


WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER FOR MASTER PORTFOLIOS

Artisan Partners Limited Partnership
Cadence Capital Management LLC
Cooke & Bieler, L.P.
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group L. P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C.  Biwer,  CFA
Christian  L. Chan,  CFA
Andrew Owen, CFA

FUND INCEPTION

December 31, 1988

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Microsoft Corporation                                                      2.33%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    2.21%
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                           1.70%
--------------------------------------------------------------------------------
General Electric Company                                                   1.51%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 1.36%
--------------------------------------------------------------------------------
AT & T Incorporated                                                        1.24%
--------------------------------------------------------------------------------
Bank of America Corporation                                                1.13%
--------------------------------------------------------------------------------
Nokia Oyj ADR                                                              1.13%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                     1.12%
--------------------------------------------------------------------------------
American International Group Incorporated                                  1.06%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           (8%)
Consumer Staples                                 (6%)
Energy                                           (9%)
Financials                                      (18%)
Health Care                                      (9%)
Industrials                                     (10%)
Information Technology                          (16%)
International                                   (15%)
Materials                                        (3%)
Telecommunication Services                       (3%)
Utilities                                        (3%)

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                        Wells Fargo Equity Gateway Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

------------------------------------------------------------------------------------------------------------------------------------
                                                Including Sales Charge            Excluding Sales Charge               Expense Ratio
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                  6 Months*  1 Year   5 Year   10 Year   6 Months*  1 Year   5 Year   10 Year   Gross 4 Net 5
------------------------------------------------------------------------------------------------------------------------------------
Class A (NVDAX)                            (19.25)  (12.64)    9.93      2.88     (14.33)   (7.31)   11.24      3.49    1.43%  1.25%
------------------------------------------------------------------------------------------------------------------------------------
Class B (NVDBX)**                          (19.63)  (13.00)   10.14      2.72     (14.63)   (8.00)   10.41      2.72    2.18%  2.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFDEX)                            (15.65)   (9.03)   10.40      2.74     (14.65)   (8.03)   10.40      2.74    2.18%  2.00%
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVDEX)                                                       (14.21)   (7.08)   11.52      3.68    1.25%  1.00%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
   Diversified Equity Composite Index 6                                           (12.35)   (5.78)   13.44      4.23
   S&P 500 Index 7                                                                (12.46)   (5.08)   11.32      3.50
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Class C shares on October 1, 1998, reflects the performance of the Administrator Class shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

4 Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Class A, Class B, and Class C shares and the February 1, 2008, prospectus for Administrator Class shares, includes the pro rata portion of the net operating expenses allocated from the master portfolios in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolios' fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Diversified Equity Composite Index is weighted 25% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 25% in the S&P 500 Index, 25% in the Russell 1000 Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 15% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 10% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an index.

7 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

8 Wells Fargo Equity Gateway Funds                        Performance Highlights


WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER FOR MASTER PORTFOLIOS

Peregrine Capital Management, Inc.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C.  Biwer,  CFA
Christian  L. Chan,  CFA
Andrew Owen, CFA

FUND INCEPTION

December 31, 1997

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Wells Fargo Advantage Money Market Trust                                   1.67%
--------------------------------------------------------------------------------
Omnicell Incorporated                                                      0.70%
--------------------------------------------------------------------------------
Hill International Incorporated                                            0.65%
--------------------------------------------------------------------------------
Tootsie Roll Industries Incorporated                                       0.63%
--------------------------------------------------------------------------------
Concur Technologies Incorporated                                           0.57%
--------------------------------------------------------------------------------
Herbalife Limited                                                          0.55%
--------------------------------------------------------------------------------
Intermec Incorporated                                                      0.50%
--------------------------------------------------------------------------------
Arena Resources Incorporated                                               0.50%
--------------------------------------------------------------------------------
Middleby Corporation                                                       0.48%
--------------------------------------------------------------------------------
Randgold Resources Limited ADR                                             0.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (14%)
Consumer Staples                                 (3%)
Energy                                           (8%)
Financials                                      (15%)
Health Care                                     (15%)
Industrials                                     (14%)
Information Technology                          (23%)
Materials                                        (5%)
Telecommunication Services                       (1%)
Utilities                                        (2%)

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                        Wells Fargo Equity Gateway Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

----------------------------------------------------------------------------------------------
                                                                            Expense Ratio
DIVERSIFIED SMALL CAP FUND    6 Months*  1 Year    5 Year   Life of Fund   Gross 4  Net 5
---------------------------------------------------------------------------------------------
Administrator Class (NVDSX)    (17.56)   (14.87)   13.76        4.70       1.32%   1.20%
---------------------------------------------------------------------------------------------
BENCHMARK
   Russell 2000(R) Index 6     (14.02)   (13.00)   14.90        4.96
---------------------------------------------------------------------------------------------

*Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway blended Fund that invests substantially all of its assets in two or more Master Portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

      Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus, includes the pro rata portion of the net operating expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolios' fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

10 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE EMERGING GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA*

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

FUND INCEPTION

January 31, 2007

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Arena Resources Incorporated                                               4.45%
--------------------------------------------------------------------------------
Middleby Corporation                                                       4.26%
--------------------------------------------------------------------------------
ICON plc                                                                   3.58%
--------------------------------------------------------------------------------
New Oriental Education & Technology Group                                  3.27%
--------------------------------------------------------------------------------
Deckers Outdoor Corporation                                                3.00%
--------------------------------------------------------------------------------
Omnicell Incorporated                                                      2.50%
--------------------------------------------------------------------------------
Concur Technologies Incorporated                                           2.43%
--------------------------------------------------------------------------------
Carrizo Oil & Gas Incorporated                                             2.36%
--------------------------------------------------------------------------------
Central European Distribution Corporation                                  2.30%
--------------------------------------------------------------------------------
Chattem Incorporated                                                       2.08%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2 (AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Materials                                        (5%)
Consumer Discretionary                          (20%)
Consumer Staples                                 (7%)
Energy                                          (16%)
Financials                                       (5%)
Health Care                                     (16%)
Industrials                                     (16%)
Information Technology                          (15%)

--------------------------------------------------------------------------------
*     Effective April 25, 2008, Mr. Eberhardy became a portfolio manager for the
      Fund.

1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                       Wells Fargo Equity Gateway Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

-----------------------------------------------------------------------------------------------
                                                                              Expense Ratio
EMERGING GROWTH FUND               6 Months     1 Year     Life of Fund     Gross 4     Net 5
-----------------------------------------------------------------------------------------------
Administrator Class (WFGDX)         (23.31)     (7.04)        (4.24)         10.27%     1.20%
-----------------------------------------------------------------------------------------------
Investor Class (WFGTX)              (23.43)     (7.34)        (4.50)          5.89%     1.49%
-----------------------------------------------------------------------------------------------
BENCHMARK
   Russell 2000(R) Growth Index 6   (14.66)     (8.93)        (7.27)
-----------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

4 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

12 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY INCOME FUND (The Fund) Seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
Robert M. Thornburg

FUND INCEPTION

March 31, 1989

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    4.89%
--------------------------------------------------------------------------------
AT & T Incorporated                                                        3.90%
--------------------------------------------------------------------------------
General Electric Company                                                   3.80%
--------------------------------------------------------------------------------
Chevron Corporation                                                        3.76%
--------------------------------------------------------------------------------
ConocoPhillips                                                             3.17%
--------------------------------------------------------------------------------
JP Morgan Chase & Company                                                  2.93%
--------------------------------------------------------------------------------
Bank of America Corporation                                                2.92%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                   2.53%
--------------------------------------------------------------------------------
Verizon Communications Incorporated                                        2.36%
--------------------------------------------------------------------------------
Hewlett-Packard Company                                                    2.07%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                    (6%)
Consumer Staples                                         (10%)
Energy                                                   (16%)
Financials                                               (25%)
Health Care                                               (7%)
Industrials                                              (11%)
Information Technology                                    (9%)
Materials                                                 (5%)
Telecommunication Services                                (6%)
Utilities                                                 (5%)

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                       Wells Fargo Equity Gateway Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3(%) (AS OF MARCH 31, 2008)

---------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                  Excluding Sales Charge            Expense Ratio
EQUITY INCOME FUND              6 Months*    1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 4   Net 5
---------------------------------------------------------------------------------------------------------------------------------
Class A (NVAEX)                  (18.09)    (12.20)    10.20    2.91      (13.09)    (6.84)    11.51    3.52      1.36%    1.10%
---------------------------------------------------------------------------------------------------------------------------------
Class B (NVBEX)**                (18.43)    (12.55)    10.40    2.74      (13.43)    (7.55)    10.67    2.74      2.11%    1.85%
---------------------------------------------------------------------------------------------------------------------------------
Class C (WFEEX)                  (14.42)     (8.54)    10.68    2.73      (13.42)    (7.54)    10.68    2.73      2.11%    1.85%
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVIEX)                                               (12.99)    (6.61)    11.79    3.73      1.18%    0.85%
---------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 6                                             (14.01)    (9.99)    13.68    5.54
---------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

  Performance shown prior to the inception of the Class C shares on October 1, 1998, reflects the performance of the Administrator Class shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

4 Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Class A, Class B, and Class C shares and the February 1, 2008, prospectus for Administrator Class shares, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

14 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE EQUITY VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Systematic Financial Management, L.P.

PORTFOLIO MANAGERS

D. Kevin McCreesh, CFA
Ronald M. Mushock, CFA

FUND INCEPTION

August 29, 2003

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    4.56%
--------------------------------------------------------------------------------
AT & T Incorporated                                                        4.01%
--------------------------------------------------------------------------------
JP Morgan Chase & Company                                                  3.71%
--------------------------------------------------------------------------------
Bank of America Corporation                                                3.40%
--------------------------------------------------------------------------------
Celanese Corporation Series A                                              2.83%
--------------------------------------------------------------------------------
American Electric Power Company Incorporated                               2.47%
--------------------------------------------------------------------------------
Verizon Communications Incorporated                                        2.11%
--------------------------------------------------------------------------------
Chevron Corporation                                                        1.98%
--------------------------------------------------------------------------------
General Electric Company                                                   1.95%
--------------------------------------------------------------------------------
Invitrogen Corporation                                                     1.84%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                    (6%)
Consumer Staples                                          (7%)
Energy                                                   (16%)
Financials                                               (24%)
Health Care                                               (6%)
Industrials                                               (9%)
Information Technology                                    (8%)
Materials                                                 (9%)
Telecommunication Services                                (7%)
Utilities                                                 (8%)

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                      Performance Highlights Wells Fargo Equity Gateway Funds 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

-------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge               Excluding Sales Charge         Expense Ratio
EQUITY VALUE FUND               6 Months*    1 Year   Life of Fund   6 Months*   1 Year   Life of Fund   Gross 4   Net 5
-------------------------------------------------------------------------------------------------------------------------
Class A (WLVAX)                  (19.09)    (12.77)      8.95         (14.15)    (7.45)       10.37       1.39%    1.25%
-------------------------------------------------------------------------------------------------------------------------
Class B (WLVBX)**                (19.47)    (13.16)      9.23         (14.47)    (8.16)        9.55       2.14%    2.00%
-------------------------------------------------------------------------------------------------------------------------
Class C (WLVCX)                  (15.55)     (9.18)      9.55         (14.55)    (8.18)        9.55       2.14%    2.00%
-------------------------------------------------------------------------------------------------------------------------
Administrator Class (WLVIX)                                           (14.11)    (7.24)       10.65       1.21%    1.00%
-------------------------------------------------------------------------------------------------------------------------
Institutional Class (WLVSX)                                           (13.95)    (7.02)       10.74       0.94%    0.75%
-------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 6                                         (14.01)    (9.99)       10.35
-------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

  Prior to April 11, 2005, the Wells Fargo Advantage Equity Value Fund was named the Wells Fargo Large Cap Value Fund. Performance shown prior to the inception of the Institutional Class shares on August 31, 2006, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

4 Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Class A, Class B, Class C, and Institutional Class shares and the February 1, 2008, prospectus for Administrator Class shares, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

16 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER FOR MASTER PORTFOLIOS

Artisan Partners Limited Partnership
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management, Inc.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                           2.40%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      2.23%
--------------------------------------------------------------------------------
Nokia Oyj ADR                                                              1.77%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                     1.72%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 1.67%
--------------------------------------------------------------------------------
Charles Schwab Corporation                                                 1.55%
--------------------------------------------------------------------------------
Google Incorporated Class A                                                1.39%
--------------------------------------------------------------------------------
eBay Incorporated                                                          1.34%
--------------------------------------------------------------------------------
Target Corporation                                                         1.29%
--------------------------------------------------------------------------------
Paychex Incorporated                                                       1.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                    (8%)
Consumer Staples                                          (2%)
Energy                                                    (3%)
Financials                                               (13%)
Health Care                                              (10%)
Industrials                                               (8%)
Information Technology                                   (23%)
International                                            (30%)
Materials                                                 (2%)
Utilities                                                 (1%)

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                       Wells Fargo Equity Gateway Funds 17

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3(%) (AS OF MARCH 31, 2008)

----------------------------------------------------------------------------------------------------------------------------
                                           Including Sales Charge               Excluding Sales Charge        Expense Ratio
GROWTH EQUITY FUND                  6 Months*   1 Year  5 Year  10 Year  6 Months*   1 Year  5 Year  10 Year  Gross 4  Net 5
----------------------------------------------------------------------------------------------------------------------------
Class A (NVEAX)                      (20.58)   (14.55)   10.79    3.16    (15.74)    (9.34)   12.11    3.77    1.58%   1.50%
----------------------------------------------------------------------------------------------------------------------------
Class B (NVEBX)**                    (21.05)   (15.00)   11.01    2.99    (16.05)   (10.00)   11.27    2.99    2.33%   2.25%
----------------------------------------------------------------------------------------------------------------------------
Class C (WFGGX)                      (17.05)   (11.00)   11.26    3.07    (16.05)   (10.00)   11.26    3.07    2.33%   2.25%
----------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVGEX)                                               (15.66)    (9.15)   12.38    3.99    1.40%   1.25%
----------------------------------------------------------------------------------------------------------------------------
Institutional Class (WGEIX)                                               (15.54)    (8.93)   12.52    4.05    1.13%   1.05%
----------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
  Growth Equity Composite Index 6                                         (11.83)    (5.66)   15.17    4.32
  S&P 500 Index 7                                                         (12.46)    (5.08)   11.32    3.50
----------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

  Performance shown prior to the inception of the Class C shares on October 1, 1998, reflects the performance of the Administrator Class shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Institutional Class shares on April 11, 2005, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

4 Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Class A, Class B, Class C, and Institutional Class shares and the February 1, 2008, prospectus for Administrator Class shares, includes the pro rata portion of the net operating expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolios' fees nd expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Growth Equity Composite Index is weighted 35% in the Russell 1000(R)
  Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 35% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index) and 30% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East). You cannot invest directly in an index.

7 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weighting the Index proportionate to its market value. You cannot invest directly in an Index.

18 Wells Fargo Equity Gateway Funds                       Performance Highlights


                                  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

LSV Asset Management

PORTFOLIO MANAGERS

Josef Lakonishok
Puneet Mansharamani, CFA
Menno Vermeulen, CFA

FUND INCEPTION

October 31, 2003

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Royal Dutch Shell plc Class B                                              2.27%
--------------------------------------------------------------------------------
BASF SE                                                                    2.10%
--------------------------------------------------------------------------------
Vodafone Group plc                                                         2.08%
--------------------------------------------------------------------------------
BNP Paribas SA                                                             1.97%
--------------------------------------------------------------------------------
Banco Santander SA                                                         1.67%
--------------------------------------------------------------------------------
BP plc                                                                     1.66%
--------------------------------------------------------------------------------
Thyssenkrupp AG                                                            1.62%
--------------------------------------------------------------------------------
Sanofi Aventis                                                             1.62%
--------------------------------------------------------------------------------
Credit Suisse Group                                                        1.46%
--------------------------------------------------------------------------------
Eni SpA                                                                    1.46%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia/New Zealand                                     (5%)
Cash Equivalents                                          (2%)
Continental Europe                                       (45%)
Japan                                                    (23%)
Southeast Asia                                            (4%)
United Kingdom                                           (21%)

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Portfolio composition is subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio composition.

Performance Highlights                       Wells Fargo Equity Gateway Funds 19

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3(%) (AS OF MARCH 31, 2008)

----------------------------------------------------------------------------------------------------------------------
                                    Including Sales Charge               Excluding Sales Charge         Expense Ratio
INTERNATIONAL VALUE FUND      6 Months*   1 Year    Life of Fund   6 Months*   1 Year   Life of Fund   Gross 4   Net 5
----------------------------------------------------------------------------------------------------------------------
Class A (WFFAX)                (20.10)    (16.85)       12.83       (15.23)    (11.78)     14.36        1.69%    1.50%
----------------------------------------------------------------------------------------------------------------------
Class B (WFVBX)**              (20.52)    (17.39)       13.20       (15.52)    (12.39)     13.49        2.44%    2.25%
----------------------------------------------------------------------------------------------------------------------
Class C (WFVCX)                (16.53)    (13.41)       13.48       (15.53)    (12.41)     13.48        2.44%    2.25%
----------------------------------------------------------------------------------------------------------------------
Administrator Class (WFVDX)                                         (15.09)    (11.55)     14.52        1.52%    1.25%
----------------------------------------------------------------------------------------------------------------------
Institutional Class (WFVIX)                                         (14.98)    (11.30)     14.62        1.24%    1.05%
----------------------------------------------------------------------------------------------------------------------
BENCHMARKS
  MSCI EAFE Value Index 6                                           (12.64)     (7.25)     16.46
----------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND was named the Wells Fargo Overseas Fund. Performance shown prior to the inception of the Class B and Class C shares on April 11, 2005, reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares on April 11, 2005, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares on August 31, 2006, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares but does not include Class A sales charges. If it did include Class A sales charges, returns for the Institutional Class shares would be lower.

4 Reflects the gross expense ratio as stated in the April 1, 2008 prospectus for Class A, Class B, Class C, and Institutional Class shares and the February 1, 2008, prospectus for the Administration Class shares, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Morgan Stanley Capital International Europe, Australasia and Far East
  ("MSCI EAFE") Value IndexSM is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the US & Canada. You cannot invest directly in an Index.

20 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cadence Capital Management, LLC

PORTFOLIO MANAGERS

William B. Bannick, CFA
Robert L. Fitzpatrick, CFA
Michael J. Skillman

FUND INCEPTION

August 31, 2001

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Microsoft Corporation                                                      2.57%
--------------------------------------------------------------------------------
International Business Machines Corporation                                1.79%
--------------------------------------------------------------------------------
Apple Incorporated                                                         1.75%
--------------------------------------------------------------------------------
Hewlett-Packard Company                                                    1.67%
--------------------------------------------------------------------------------
Nike Incorporated Class B                                                  1.50%
--------------------------------------------------------------------------------
Raytheon Company                                                           1.50%
--------------------------------------------------------------------------------
State Street Corporation                                                   1.46%
--------------------------------------------------------------------------------
Coca-Cola Company                                                          1.46%
--------------------------------------------------------------------------------
Emerson Electric Company                                                   1.45%
--------------------------------------------------------------------------------
Baxter International Incorporated                                          1.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                   (10%)
Consumer Staples                                          (6%)
Energy                                                   (10%)
Financials                                                (6%)
Health Care                                              (14%)
Industrials                                              (21%)
Information Technology                                   (26%)
Materials                                                 (5%)
Telecommunication Services                                (1%)
Utilities                                                 (1%)

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                       Wells Fargo Equity Gateway Funds 21

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3(%) (AS OF MARCH 31, 2008)

---------------------------------------------------------------------------------------------------------------------------------
                                          Including Sales Charge                   Excluding Sales Charge          Expense Ratio
LARGE CAP APPRECIATION FUND      6 Months*  1 Year  5 Year   Life of Fund  6 Months*  1 Year 5 Year  Life of Fund  Gross 4  Net 5
---------------------------------------------------------------------------------------------------------------------------------
Class A (WFAPX)                   (16.74)   (5.30)    9.75       3.11       (11.66)    0.47   11.06      4.04       1.42%   1.25%
---------------------------------------------------------------------------------------------------------------------------------
Class B (WFABX)**                 (16.97)   (5.17)    9.97       3.27       (11.97)   (0.17)  10.25      3.27       2.17%   2.00%
---------------------------------------------------------------------------------------------------------------------------------
Class C (WFACX)                   (12.97)   (1.26)   10.25       3.27       (11.97)   (0.26)  10.25      3.27       2.17%   2.00%
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFAKX)                                                 (11.59)    0.76   11.31      4.28       1.24%   1.00%
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WFASX)                                                 (11.40)    1.04   11.43      4.36       0.97%   0.70%
---------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Growth Index 6                                              (10.87)   (0.75)  9.96       2.66
---------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

  Performance shown prior to the inception of the Institutional Class shares on August 31, 2006, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

4 Reflects the gross expense ratio as stated in the April 1, 2008 prospectus for Class A, Class B, Class C, and Institutional Class shares and the February 1, 2008, prospectus for the Administrator Class shares, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

22 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

John S. Dale, CFA Gary E. Nussbaum, CFA

FUND INCEPTION

December 31, 1982

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1 (AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                          8.13%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     7.09%
--------------------------------------------------------------------------------
Nokia Oyj ADR                                                             5.98%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                    5.83%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                5.65%
--------------------------------------------------------------------------------
Charles Schwab Corporation                                                5.24%
--------------------------------------------------------------------------------
Google Incorporated Class A                                               4.70%
--------------------------------------------------------------------------------
Ebay Incorporated                                                         4.54%
--------------------------------------------------------------------------------
Target Corporation                                                        4.37%
--------------------------------------------------------------------------------
Paychex Incorporated                                                      4.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2  (AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                          (43%)
Consumer Discretionary                          (10%)
Consumer Staples                                 (2%)
Financials                                      (24%)
Health Care                                     (14%)
Industrials                                      (7%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                       Wells Fargo Equity Gateway Funds 23

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3  (%) (AS OF MARCH 31, 2008)

-----------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                Excluding Sales Charge                Expense Ratio
LARGE COMPANY GROWTH FUND        6 Months*    1 Year   5 Year   10 Year   6 Months*   1 Year    5 Year   10 Year   Gross 4   Net 5
-----------------------------------------------------------------------------------------------------------------------------------
Class A (NVLAX)                   (21.69)    (12.53)    4.73      1.31    (16.91)      (7.20)    5.98      1.91     1.29%    1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Class B (NVLOX)**                 (22.14)    (12.81)    4.87      1.25    (17.14)      (7.81)    5.20      1.25     2.04%    1.95%
-----------------------------------------------------------------------------------------------------------------------------------
Class C (WFLCX)                   (18.14)     (8.82)    5.20      1.26    (17.14)      (7.82)    5.20      1.26     2.04%    1.95%
-----------------------------------------------------------------------------------------------------------------------------------
Class Z (WFLZX)                                                           (16.93)      (7.31)    5.79      1.71     1.46%    1.27%
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVLCX)                                               (16.78)      (6.95)    6.23      2.14     1.11%    0.95%
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WLCSX)                                               (16.70)      (6.77)    6.40      2.21     0.84%    0.75%
-----------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
  Russell 1000 Growth Index 6                                             (10.87)      (0.75)    9.96      1.28
-----------------------------------------------------------------------------------------------------------------------------------

 * Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown prior to the inception of the Class A and Class B shares on October 1, 1998, reflects the performance of the Administrator Class shares, adjusted to reflect Class A and Class B sales charges and expenses, as applicable. Performance shown prior to the inception of the Class C shares on November 8, 1999, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Performance shown prior to the inception of the Institutional Class shares on June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Class Z shares on April 11, 2005, reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

4 Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Class A, Class B, Class C, and Institutional Class shares and the February 1, 2008, prospectus for Class Z and Administrator Class shares, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

24  Wells Fargo Equity Gateway Funds                      Performance Highlights


WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

William A. Grierson, CFA
Daniel J. Hagen, CFA
Robert B. Mersky, CFA
James P. Ross, CFA
Paul E.von Kuster, CFA

FUND INCEPTION

December 31, 1982

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1  (AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Silicon Laboratories Incorporated                                         1.85%
--------------------------------------------------------------------------------
Art Technology Group Incorporated                                         1.84%
--------------------------------------------------------------------------------
Herbalife Limited                                                         1.82%
--------------------------------------------------------------------------------
Tesco Corporation                                                         1.81%
--------------------------------------------------------------------------------
Data Domain Incorporated                                                  1.75%
--------------------------------------------------------------------------------
Omnicell                                                                  1.71%
--------------------------------------------------------------------------------
Tech Data Corporation                                                     1.69%
--------------------------------------------------------------------------------
Applera Corporation - Celera Group                                        1.60%
--------------------------------------------------------------------------------
Thoratec Corporation                                                      1.59%
--------------------------------------------------------------------------------
OSI Systems Incorporated                                                  1.57%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SECTOR DISTRIBUTION 2  (AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Telecommunication Services                       (1%)
Consumer Discretionary                           (8%)
Consumer Staples                                 (3%)
Energy                                           (9%)
Financials                                       (3%)
Health Care                                     (26%)
Industrials                                     (11%)
Information Technology                          (35%)
Materials                                        (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                       Wells Fargo Equity Gateway Funds 25

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3  (%) (AS OF MARCH 31, 2008)

-----------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                Excluding Sales Charge                Expense Ratio
SMALL COMPANY GROWTH FUND        6 Months*    1 Year   5 Year   10 Year   6 Months*   1 Year    5 Year   10 Year   Gross 4   Net 5
-----------------------------------------------------------------------------------------------------------------------------------
Class A (WFSAX)                   (26.47)    (20.67)     9.73     0.77     (21.99)    (15.83)    11.03     1.37     1.47%     1.45%
-----------------------------------------------------------------------------------------------------------------------------------
Class B (WFSBX)**                 (27.29)    (21.46)     9.94     0.62     (22.29)    (16.46)    10.21     0.62     2.22%     2.20%
-----------------------------------------------------------------------------------------------------------------------------------
Class C (WSMCX)                   (23.31)    (17.47)    10.35     0.68     (22.31)    (16.47)    10.35     0.68     2.22%     2.20%
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVSCX)                                                (21.90)    (15.63)    11.31     1.62     1.29%     1.20%
-----------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
  Russell 2000 Growth Index 6                                              (14.66)     (8.93)    14.24     1.75
-----------------------------------------------------------------------------------------------------------------------------------

*  Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown prior to the inception of the Class A, Class B and Class C on January 30, 2004, shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C shares sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

4 Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Class A, Class B, and Class C shares and the February 1, 2008, prospectus for Administrator Class shares, includes gross expenses allocated with the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 2000 Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

26 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

EFFECTIVE NOVEMBER 1, 2005, THIS FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Jason R. Ballsrud,  CFA
Tasso H. Coin,  Jr., CFA
Douglas G. Pugh, CFA

FUND INCEPTION

June 1, 1997

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1  (AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Chart Industries Incorporated                                             2.17%
--------------------------------------------------------------------------------
DRS Technologies Incorporated                                             1.71%
--------------------------------------------------------------------------------
Comtech Telecommunications Corporation                                    1.71%
--------------------------------------------------------------------------------
Diebold Incorporated                                                      1.66%
--------------------------------------------------------------------------------
Magellan Health Services Incorporated                                     1.55%
--------------------------------------------------------------------------------
Mariner Energy Incorporated                                               1.53%
--------------------------------------------------------------------------------
Goodrich Petroleum Corporation                                            1.44%
--------------------------------------------------------------------------------
Privatebancorp Incorporated                                               1.41%
--------------------------------------------------------------------------------
United Fire & Casualty Company                                            1.37%
--------------------------------------------------------------------------------
Elizabeth Arden Incorporated                                              1.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2  (AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Telecommunication Services                       (1%)
Utilities                                        (2%)
Consumer Discretionary                          (20%)
Consumer Staples                                 (2%)
Energy                                           (5%)
Financials                                      (25%)
Health Care                                      (7%)
Industrials                                     (16%)
Information Technology                          (16%)
Materials                                        (6%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                       Wells Fargo Equity Gateway Funds 27

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

------------------------------------------------------------------------------------------------------------------------------------
                                           Including Sales Charge                   Excluding Sales Charge            Expense Ratio
SMALL COMPANY VALUE FUND           6 Months*   1 Year    5 Year   10 Year   6 Months*    1 Year   5 Year   10 Year   Gross 4   Net 5
------------------------------------------------------------------------------------------------------------------------------------
Class A (SCVAX)                     (24.54)    (27.34)   11.91     6.00      (19.94)    (22.90)    13.24     6.63     1.51%    1.45%
------------------------------------------------------------------------------------------------------------------------------------
Class B (SCVBX)**                   (25.28)    (28.53)   12.10     5.82      (20.28)    (23.53)    12.35     5.82     2.26%    2.20%
------------------------------------------------------------------------------------------------------------------------------------
Class C (SCVFX)                     (21.27)    (24.52)   12.38     5.82      (20.27)    (23.52)    12.38     5.82     2.26%    2.20%
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (SCVIX)                                                  (19.86)    (22.75)    13.50     6.84     1.33%    1.20%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 2000 Value Index 6                                                (13.33)    (16.88)    15.45     7.46
------------------------------------------------------------------------------------------------------------------------------------

 *    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of large companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's Prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to the inception of the Class A, Class B, and Administrator Class shares on January 31, 2002, and performances shown prior to the inception of the Class C shares on August 30, 2002, reflect the performance of the Small Company Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Class A, Class B, Class C and Administrator Class sales charges and expenses, as applicable. The Small Company Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund. For periods prior to April 11, 2005, the Administrator Class was named the Institutional Class.

4 Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Class A, Class B, and Class C shares and the February 1, 2008, prospectus for Administrator Class shares, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

28 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE STRATEGIC
SMALL CAP VALUE FUND (the Fund) seeks
long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Dale E. Benson, Ph.D., CFA
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Mark D. Cooper, CFA
Robert J. Costomiris, CFA
Andrew Owen, CFA
Craig R. Pieringer, CFA
I. Charles Rinaldi

FUND INCEPTION

January 31, 2006

-------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
-------------------------------------------------------------------------------
Tootsie Roll Industries Incorporated                                      2.10%
-------------------------------------------------------------------------------
Intermec Incorporated                                                     1.68%
-------------------------------------------------------------------------------
Hill International Incorporated                                           1.62%
-------------------------------------------------------------------------------
Randgold Resources Limited ADR                                            1.48%
-------------------------------------------------------------------------------
Playboy Enterprises Incorporated Class B                                  1.37%
-------------------------------------------------------------------------------
Convergys Corporation                                                     1.37%
-------------------------------------------------------------------------------
First Financial Bancorp                                                   1.29%
-------------------------------------------------------------------------------
Vital Signs Incorporated                                                  1.15%
-------------------------------------------------------------------------------
Nisource Incorporated                                                     1.13%
-------------------------------------------------------------------------------
CRA International Incorporated                                            1.08%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
-------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                       (19%)
Health Care                       (8%)
Industrials                      (15%)
Information Technology           (18%)
Materials                         (7%)
Telecommunication Services        (1%)
Utilities                         (1%)
Consumer Discretionary           (16%)
Consumer Staples                  (7%)
Energy                            (8%)

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                       Wells Fargo Equity Gateway Funds 29

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

-------------------------------------------------------------------------------------------------------------------------------
                                            Including Sales Charge               Excluding Sales Charge          Expense Ratio
STRATEGIC SMALL CAP VALUE FUND        6 Months*    1 Year   Life of Fund   6 Months*   1 Year    Life of Fund   Gross 4   Net 5
-------------------------------------------------------------------------------------------------------------------------------
Class A (WFRAX)                        (20.62)    (22.94)      (6.83)       (15.78)    (18.23)      (4.24)       64.83%   1.45%
-------------------------------------------------------------------------------------------------------------------------------
Class C (WFRCX)                        (17.18)    (19.95)      (5.00)       (16.18)    (18.95)      (5.00)       61.17%   2.20%
-------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFRDX)                                                 (15.74)    (18.11)      (4.05)       84.53%   1.20%
-------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
-------------------------------------------------------------------------------------------------------------------------------
   Russell 2000 Value Index 6                                               (13.33)    (16.88)      (1.78)
-------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WIHTOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A, Class C, and Administrator Class shares incepted on October 31, 2006. Performance shown in the Life of Fund column prior to the inception of Class A and Class C reflects the performance of the Strategic Small Cap Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Class A and Class C sales charges and expenses, as applicable. Performance shown in the Life of Fund column prior to the inception of the Administrator Class reflects the performance of the Strategic Small Cap Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Administrator Class expenses. The Strategic Small Cap Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund. The Strategic Small Cap Value Portfolio incepted on January 31, 2006.

4 Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Class A and Class C shares and the February 1, 2008, prospectus for Administrator Class shares, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

30 Wells Fargo Equity Gateway Funds                                Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------
                                                      Beginning        Ending        Expenses
                                                    Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND        10-01-2007     03-31-2008      Period 1     Expense Ratio
---------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                             $1,000.00      $   869.30       $ 5.61          1.20%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,019.00       $ 6.06          1.20%
---------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                             $1,000.00      $   865.80       $ 9.10          1.95%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,015.25       $ 9.82          1.95%
---------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                             $1,000.00      $   865.70       $ 9.10          1.95%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,015.25       $ 9.82          1.95%
---------------------------------------------------------------------------------------------------------------
CLASS D
   Actual                                             $1,000.00      $   869.60       $ 5.61          1.20%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,019.00       $ 6.06          1.20%
---------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                             $1,000.00      $   870.30       $ 4.44          0.95%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,020.25       $ 4.80          0.95%
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                             $1,000.00      $   872.20       $ 3.28          0.70%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,021.50       $ 3.54          0.70%
---------------------------------------------------------------------------------------------------------------

Fund Expenses                                Wells Fargo Equity Gateway Funds 31


---------------------------------------------------------------------------------------------------------------
                                                      Beginning         Ending       Expenses
                                                    Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND         10-01-2007      03-31-2008     Period 1     Expense Ratio
---------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                             $1,000.00      $   856.70       $ 5.80          1.25%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,018.75       $ 6.31          1.25%
---------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                             $1,000.00      $   851.70       $ 9.26          2.00%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,015.00       $10.08          2.00%
---------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                             $1,000.00      $   853.50       $ 9.27          2.00%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,015.00       $10.08          2.00%
---------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                             $1,000.00      $   857.90       $ 4.64          1.00%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,020.00       $ 5.05          1.00%
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                             $1,000.00      $   824.40       $ 5.47          1.20%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,019.00       $ 6.06          1.20%
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING GROWTH FUND
---------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS 2
   Actual                                             $1,000.00      $   766.90       $ 5.30          1.20%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,019.00       $ 6.06          1.20%
---------------------------------------------------------------------------------------------------------------
INVESTOR CLASS 2
   Actual                                             $1,000.00      $   765.70       $ 6.58          1.49%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,017.55       $ 7.52          1.49%
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                             $1,000.00      $   869.10       $ 5.14          1.10%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,019.50       $ 5.55          1.10%
---------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                             $1,000.00      $   865.70       $ 8.63          1.85%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,015.75       $ 9.32          1.85%
---------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                             $1,000.00      $   865.80       $ 8.63          1.85%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,015.75       $ 9.32          1.85%
---------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                             $1,000.00      $   870.10       $ 3.97          0.85%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,020.75       $ 4.29          0.85%
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EQUITY VALUE FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                             $1,000.00      $   858.50       $ 5.81          1.25%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,018.75       $ 6.31          1.25%
---------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                             $1,000.00      $   855.30       $ 9.28          2.00%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,015.00       $10.08          2.00%
---------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                             $1,000.00      $   854.50       $ 9.27          2.00%
   Hypothetical (5% return before expenses)           $1,000.00      $ 1,015.00       $10.08          2.00%
---------------------------------------------------------------------------------------------------------------

32 Wells Fargo Equity Gateway Funds                                Fund Expenses


----------------------------------------------------------------------------------------------------------------------------
                                                                   Beginning         Ending        Expenses
                                                                 Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE EQUITY VALUE FUND (continued)                10-01-2007      03-31-2008      Period 1    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                          $ 1,000.00      $   858.90      $  4.65         1.00%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,020.00      $  5.05         1.00%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS(2)
   Actual                                                          $ 1,000.00      $   860.50      $  3.49         0.75%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,021.25      $  3.79         0.75%
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                          $ 1,000.00      $   842.60      $  6.91         1.50%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,017.50      $  7.57         1.50%
----------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                          $ 1,000.00      $   839.50      $ 10.35         2.25%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,013.75      $ 11.33         2.25%
----------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                          $ 1,000.00      $   839.50      $ 10.35         2.25%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,013.75      $ 11.33         2.25%
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                          $ 1,000.00      $   843.40      $  5.76         1.25%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,018.75      $  6.31         1.25%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                          $ 1,000.00      $   844.60      $  4.84         1.05%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,019.75      $  5.30         1.05%
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                          $ 1,000.00      $   847.70      $  6.93         1.50%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,017.50      $  7.57         1.50%
----------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                          $ 1,000.00      $   844.80      $ 10.38         2.25%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,013.75      $ 11.33         2.25%
----------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                          $ 1,000.00      $   844.70      $ 10.38         2.25%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,013.75      $ 11.33         2.25%
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                          $ 1,000.00      $   849.10      $  5.78         1.25%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,018.75      $  6.31         1.25%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                          $ 1,000.00      $   850.20      $  4.86         1.05%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,019.75      $  5.30         1.05%
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                          $ 1,000.00      $   883.40      $  5.79         1.23%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,018.85      $  6.21         1.23%
----------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                          $ 1,000.00      $   880.30      $  9.31         1.98%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,015.10      $  9.97         1.98%
----------------------------------------------------------------------------------------------------------------------------

Fund Expenses                                Wells Fargo Equity Gateway Funds 33


----------------------------------------------------------------------------------------------------------------------------
                                                                   Beginning         Ending        Expenses
                                                                 Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (continued)      10-01-2007      03-31-2008      Period 1    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                          $ 1,000.00      $   880.30      $  9.31         1.98%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,015.10      $  9.97         1.98%
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                          $ 1,000.00      $   884.10      $  4.71         1.00%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,020.00      $  5.05         1.00%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                          $ 1,000.00      $   886.00      $  3.30         0.70%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,021.50      $  3.54         0.70%
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                          $ 1,000.00      $   830.90      $  5.49         1.20%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,019.00      $  6.06         1.20%
----------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                          $ 1,000.00      $   828.60      $  8.91         1.95%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,015.25      $  9.82         1.95%
----------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                          $ 1,000.00      $   828.60      $  8.91         1.95%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,015.25      $  9.82         1.95%
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                          $ 1,000.00      $   832.20      $  4.35         0.95%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,020.25      $  4.80         0.95%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                          $ 1,000.00      $   833.00      $  3.44         0.75%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,021.25      $  3.79         0.75%
----------------------------------------------------------------------------------------------------------------------------
CLASS Z
   Actual                                                          $ 1,000.00      $   830.70      $  5.81         1.27%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,018.65      $  6.41         1.27%
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                          $ 1,000.00      $   780.10      $  6.45         1.45%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,017.75      $  7.31         1.45%
----------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                          $ 1,000.00      $   777.10      $  9.77         2.20%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,014.00      $ 11.08         2.20%
----------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                          $ 1,000.00      $   776.90      $  9.77         2.20%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,014.00      $ 11.08         2.20%
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                          $ 1,000.00      $   781.00      $  5.34         1.20%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,019.00      $  6.06         1.20%
----------------------------------------------------------------------------------------------------------------------------

34 Wells Fargo Equity Gateway Funds                                Fund Expenses


----------------------------------------------------------------------------------------------------------------------------
                                                                   Beginning         Ending        Expenses
                                                                 Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND                     10-01-2007      03-31-2008      Period 1    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                          $ 1,000.00      $   800.60      $  6.53         1.45%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,017.75      $  7.31         1.45%
----------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                          $ 1,000.00      $   797.20      $  9.88         2.20%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,014.00      $ 11.08         2.20%
----------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                          $ 1,000.00      $   797.30      $  9.89         2.20%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,014.00      $ 11.08         2.20%
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                          $ 1,000.00      $   801.40      $  5.40         1.20%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,019.00      $  6.06         1.20%
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A 3
   Actual                                                          $ 1,000.00      $   842.20      $  6.68         1.45%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,017.75      $  7.31         1.45%
----------------------------------------------------------------------------------------------------------------------------
CLASS C 3
   Actual                                                          $ 1,000.00      $   838.20      $ 10.11         2.20%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,014.00      $ 11.08         2.20%
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS 3
   Actual                                                          $ 1,000.00      $   842.60      $  5.53         1.20%
   Hypothetical (5% return before expenses)                        $ 1,000.00      $ 1,019.00      $  6.06         1.20%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 Expenses are equal to the Fund's annualized expense ratio (including the fees and expenses of the underlying master portfolio(s)) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

2 This class commenced operations on January 31, 2007. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 242/365 (to reflect the period from January 31, 2007 to September 30, 2007).

3 This class commenced operations on October 31, 2006. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 335/365 (to reflect the period from October 31, 2006 to September 30, 2007).

Portfolio of Investments--March 31, 2008 (Unaudited)

                                             Wells Fargo Equity Gateway Funds 35


C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.03%
           NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                 $   619,097,648

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $659,085,484)                                                   619,097,648
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $659,085,484)                               100.03%                                                           $   619,097,648
OTHER ASSETS AND LIABILITIES, NET                  (0.03)                                                                  (203,650)
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $   618,893,998
                                                  ------                                                            ---------------

DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.07%
           NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                 $    83,742,717
           NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                       49,397,513
           NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          10,903,667
           NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                            83,631,732
           NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             83,300,234
           NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                   251,259,948
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                       38,078,640
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     37,958,240
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      38,094,584
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      38,356,052
           NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                   25,090,399
           NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    174,707,967
           NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          33,682,883
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     21,401,087
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       3,306,509
           NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                30,271,028

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $860,835,148)                                                 1,003,183,200
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $860,835,148)                               100.07%                                                           $ 1,003,183,200
OTHER ASSETS AND LIABILITIES, NET                  (0.07)                                                                  (674,722)
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $ 1,002,508,478
                                                  ------                                                            ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

36 Wells Fargo Equity Gateway Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.06%
           NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                     $    66,857,725
           NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                         200,390,455
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                    128,307,644
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      19,925,010
           NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                               178,828,708

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $640,077,089)                                                   594,309,542
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $640,077,089)                               100.06%                                                           $   594,309,542
OTHER ASSETS AND LIABILITIES, NET                  (0.06)                                                                  (340,640)
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $   593,968,902
                                                  ------                                                            ---------------

EMERGING GROWTH FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.65%
           NA   EMERGING GROWTH PORTFOLIO                                                                           $     4,734,035

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $4,894,560)                                                       4,734,035
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,894,560)                                  99.65%                                                           $     4,734,035
OTHER ASSETS AND LIABILITIES, NET                   0.35                                                                     16,592
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $     4,750,627
                                                  ------                                                            ---------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.19%
           NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                       $   252,588,234

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $469,371,037)                                                   252,588,234
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $469,371,037)                               100.19%                                                           $   252,588,234
OTHER ASSETS AND LIABILITIES, NET                  (0.19)                                                                  (474,245)
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $   252,113,989
                                                  ------                                                            ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                             Wells Fargo Equity Gateway Funds 37


EQUITY VALUE FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
           NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        $   249,200,680

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $247,771,513)                                                   249,200,680
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $247,771,513)                                99.99%                                                           $   249,200,680
OTHER ASSETS AND LIABILITIES, NET                   0.01                                                                     22,976
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $   249,223,656
                                                  ------                                                            ---------------

GROWTH EQUITY FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
           NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                  $    14,264,177
           NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          11,218,030
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                       21,842,495
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     21,850,003
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      21,825,827
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      21,930,348
           NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     85,336,943
           NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          33,671,470
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     21,693,077
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       3,292,514
           NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                30,243,531

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $221,502,649)                                                   287,168,415
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $221,502,649)                                99.97%                                                           $   287,168,415
OTHER ASSETS AND LIABILITIES, NET                   0.03                                                                     99,509
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $   287,267,924
                                                  ------                                                            ---------------

INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.65%
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 $   281,975,911

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $305,952,691)                                                   281,975,911
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $305,952,691)                                99.65%                                                           $   281,975,911
OTHER ASSETS AND LIABILITIES, NET                   0.35                                                                    978,527
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $   282,954,438
                                                  ------                                                            ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

38 Wells Fargo Equity Gateway Funds

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
           NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                              $    86,230,265

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $83,154,911)                                                     86,230,265
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $83,154,911)                                 99.99%                                                           $    86,230,265
OTHER ASSETS AND LIABILITIES, NET                   0.01                                                                     11,963
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $    86,242,228
                                                  ------                                                            ---------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
           NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                $ 1,412,648,836

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,304,448,596)                                               1,412,648,836
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,304,448,596)                             100.00%                                                           $ 1,412,648,836
OTHER ASSETS AND LIABILITIES, NET                   0.00                                                                     19,398
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $ 1,412,668,234
                                                  ------                                                            ---------------

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.02%
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                $   360,159,829

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $439,806,395)                                                   360,159,829
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $439,806,395)                               100.02%                                                           $   360,159,829
OTHER ASSETS AND LIABILITIES, NET                  (0.02)                                                                   (76,851)
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $   360,082,978
                                                  ------                                                            ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                             Wells Fargo Equity Gateway Funds 39


SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 $   275,981,190

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $327,203,100)                                                   275,981,190
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $327,203,100)                               100.01%                                                           $   275,981,190
OTHER ASSETS AND LIABILITIES, NET                  (0.01)                                                                   (23,598)
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $   275,957,592
                                                  ------                                                            ---------------

STRATEGIC SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.33%
           NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           $       532,888

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $592,396)                                                           532,888
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $592,396)                                    99.33%                                                           $       532,888
OTHER ASSETS AND LIABILITIES, NET                   0.67                                                                      3,577
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $       536,465
                                                  ------                                                            ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

40 Wells Fargo Equity Gateway Funds

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                                   C&B Large          Diversified
                                                                                                   Cap Value            Equity
                                                                                                     Fund                Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      Investments in affiliated Master Portfolios ...........................................   $   619,097,648    $  1,003,183,200
                                                                                                -----------------------------------
   Total investments at market value (see cost below) .......................................       619,097,648       1,003,183,200
                                                                                                -----------------------------------
   Cash .....................................................................................            25,000              25,000
   Receivable for Fund shares issued ........................................................           483,755              53,507
   Receivable from investment advisor and affiliates ........................................                 0                   0
   Prepaid expenses and other assets ........................................................                 0                   0
                                                                                                -----------------------------------
Total assets ................................................................................       619,606,403       1,003,261,707
                                                                                                -----------------------------------

LIABILITIES
   Payable for Fund shares redeemed .........................................................           451,784             276,858
   Payable to investment advisor and affiliates (Note 3) ....................................            60,365             181,097
   Accrued expenses and other liabilities ...................................................           200,256             295,274
                                                                                                -----------------------------------
Total liabilities ...........................................................................           712,405             753,229
                                                                                                -----------------------------------
TOTAL NET ASSETS ............................................................................   $   618,893,998    $  1,002,508,478
                                                                                                ===================================

NET ASSETS CONSIST OF
   Paid-in capital ..........................................................................   $   668,619,827    $    827,668,423
   Undistributed net investment income (loss) ...............................................         2,174,248           1,064,411
   Undistributed net realized gain (loss) on investments ....................................       (11,912,241)         31,427,592
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies ................       (39,987,836)        142,348,052
                                                                                                -----------------------------------
TOTAL NET ASSETS ............................................................................   $   618,893,998    $  1,002,508,478
                                                                                                ===================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .....................................................................   $    55,325,946    $    108,877,559
   Shares outstanding - Class A .............................................................         6,576,059           3,466,738
   Net asset value per share - Class A ......................................................   $          8.41    $          31.41
   Maximum offering price per share - Class A 2 .............................................   $          8.92    $          33.33
   Net assets - Class B .....................................................................   $    17,374,685    $     28,417,653
   Shares outstanding - Class B .............................................................         2,077,271             960,179
   Net asset value and offering price per share - Class B ...................................   $          8.36    $          29.60
   Net assets - Class C .....................................................................   $    11,978,176    $      4,813,295
   Shares outstanding - Class C .............................................................         1,433,736             159,412
   Net asset value and offering price per share - Class C ...................................   $          8.35    $          30.19
   Net assets - Class D .....................................................................   $   188,683,856                  NA
   Shares outstanding - Class D .............................................................        22,434,293                  NA
   Net asset value and offering price per share - Class D ...................................   $          8.41                  NA
   Net assets - Administrator Class .........................................................   $   313,879,266    $    860,399,971
   Shares outstanding - Administrator Class .................................................        37,263,359          27,342,677
   Net asset value and offering price per share - Administrator Class .......................   $          8.42    $          31.47
   Net assets - Institutional Class .........................................................   $    31,652,069                  NA
   Shares outstanding - Institutional Class .................................................         3,741,249                  NA
   Net asset value and offering price per share - Institutional Class .......................   $          8.46                  NA
   Net assets - Investor Class ..............................................................                NA                  NA
   Shares outstanding - Investor Class ......................................................                NA                  NA
   Net asset value and offering price per share - Investor Class ............................                NA                  NA
                                                                                                -----------------------------------

Investments at cost .........................................................................   $   659,085,484    $    860,835,148
                                                                                                -----------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                                             Wells Fargo Equity Gateway Funds 41


                                                           Diversified     Emerging        Equity         Equity         Growth
                                                            Small Cap       Growth         Income          Value         Equity
                                                               Fund          Fund           Fund           Fund           Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      Investments in affiliated Master Portfolios ......  $ 594,309,542  $  4,734,035  $  252,588,234  $ 249,200,680  $ 287,168,415
                                                          -------------------------------------------------------------------------
   Total investments at market value (see cost
     below) ............................................    594,309,542     4,734,035     252,588,234    249,200,680    287,168,415
                                                          -------------------------------------------------------------------------
   Cash ................................................         25,000             0               0              0         25,000
   Receivable for Fund shares issued ...................         19,879             0          41,481         23,175        267,559
   Receivable from investment advisor and affiliates ...              0         8,165               0              0              0
   Prepaid expenses and other assets ...................              0        11,707               0            962              0
                                                          -------------------------------------------------------------------------
Total assets ...........................................    594,354,421     4,753,907     252,629,715    249,224,817    287,460,974
                                                          -------------------------------------------------------------------------

LIABILITIES
   Payable for Fund shares redeemed ....................          2,451             0         302,929              0         34,427
   Payable to investment advisor and affiliates
     (Note 3) ..........................................        198,770             0          42,317          1,161         60,367
   Accrued expenses and other liabilities ..............        184,298         3,280         170,480              0         98,256
                                                          -------------------------------------------------------------------------
Total liabilities ......................................        385,519         3,280         515,726          1,161        193,050
                                                          -------------------------------------------------------------------------
TOTAL NET ASSETS .......................................  $ 593,968,902  $  4,750,627  $  252,113,989  $ 249,223,656  $ 287,267,924
                                                          =========================================================================

NET ASSETS CONSIST OF
   Paid-in capital .....................................  $ 659,057,747  $  6,140,474  $  444,111,879  $ 258,175,261  $ 202,124,150
   Undistributed net investment income (loss) ..........     (1,396,499)      (35,134)       (290,106)       632,616       (898,351)
   Undistributed net realized gain (loss) on
     investments .......................................    (17,924,799)   (1,194,188)     25,075,019    (11,013,388)    20,376,359
   Net unrealized appreciation (depreciation) of
     investments, foreign currencies and translation of
     assets and liabilities denominated in foreign
     currencies ........................................    (45,767,547)     (160,525)   (216,782,803)     1,429,167     65,665,766
                                                          -------------------------------------------------------------------------
TOTAL NET ASSETS .......................................  $ 593,968,902  $  4,750,627  $  252,113,989  $ 249,223,656  $ 287,267,924
                                                          =========================================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
   SHARE 1
   Net assets - Class A ................................             NA            NA  $  135,118,223  $   6,162,603  $  25,709,471
   Shares outstanding - Class A ........................             NA            NA       7,267,984        443,206      1,263,626
   Net asset value per share - Class A .................             NA            NA  $        18.59  $       13.90  $       20.35
   Maximum offering price per share - Class A 2 ........             NA            NA  $        19.72  $       14.75  $       21.59
   Net assets - Class B ................................             NA            NA  $   14,724,961  $   2,328,733  $   4,643,495
   Shares outstanding - Class B ........................             NA            NA         791,971        169,176        269,853
   Net asset value and offering price per share -
     Class B ...........................................             NA            NA  $        18.59  $       13.77  $       17.21
   Net assets - Class C ................................             NA            NA  $    3,372,285  $   1,352,843  $     886,006
   Shares outstanding - Class C ........................             NA            NA         168,754         98,440         48,263
   Net asset value and offering price per share -
     Class C ...........................................             NA            NA  $        19.98  $       13.74  $       18.36
   Net assets - Class D ................................             NA            NA              NA             NA             NA
   Shares outstanding - Class D ........................             NA            NA              NA             NA             NA
   Net asset value and offering price per share -
     Class D ...........................................             NA            NA              NA             NA             NA
   Net assets - Administrator Class ....................  $ 593,968,902  $     17,854  $   98,898,520  $ 176,022,278  $ 250,165,381
   Shares outstanding - Administrator Class ............     55,017,684         1,893       5,327,987     12,447,606     12,047,858
   Net asset value and offering price per share -
     Administrator Class ...............................  $       10.80  $       9.43  $        18.56  $       14.14  $       20.76
   Net assets - Institutional Class ....................              0            NA              NA  $  63,357,199  $   5,863,571
   Shares outstanding - Institutional Class ............              0            NA              NA      4,477,860        282,357
   Net asset value and offering price per share -
     Institutional Class ...............................              0            NA              NA  $       14.15  $       20.77
   Net assets - Investor Class .........................             NA  $  4,732,773              NA             NA             NA
   Shares outstanding - Investor Class .................             NA       503,302              NA             NA             NA
   Net asset value and offering price per share -
     Investor Class ....................................             NA  $       9.40              NA             NA             NA
                                                          -------------------------------------------------------------------------

Investments at cost ....................................  $ 640,077,089  $  4,894,560  $  469,371,037  $ 247,771,513  $ 221,502,649
                                                          -------------------------------------------------------------------------

42 Wells Fargo Equity Gateway Funds

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                                   International       Large Cap
                                                                                                       Value          Appreciation
                                                                                                        Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
       Investments in affiliated Master Portfolios .............................................   $ 281,975,911    $    86,230,265
                                                                                                   --------------------------------
   Total investments at market value (see cost below) ..........................................     281,975,911         86,230,265
                                                                                                   --------------------------------
   Cash ........................................................................................          25,157             28,000
   Receivable for Fund shares issued ...........................................................       1,358,620             23,758
   Receivable from investment advisor and affiliates ...........................................           5,783                  0
   Prepaid expenses and other assets ...........................................................               0             13,752
                                                                                                   --------------------------------
Total assets ...................................................................................     283,365,471         86,295,775
                                                                                                   --------------------------------

LIABILITIES
   Payable for Fund shares redeemed ............................................................         294,997             46,149
   Payable to investment advisor and affiliates (Note 3) .......................................               0                687
   Accrued expenses and other liabilities ......................................................         116,036              6,711
                                                                                                   --------------------------------
Total liabilities ..............................................................................         411,033             53,547
                                                                                                   --------------------------------
TOTAL NET ASSETS ...............................................................................   $ 282,954,438    $    86,242,228
                                                                                                   ================================

NET ASSETS CONSIST OF
   Paid-in capital .............................................................................   $ 305,055,523    $    83,461,374
   Undistributed net investment income (loss) ..................................................       2,175,472             12,929
   Undistributed net realized gain (loss) on investments .......................................        (299,777)          (307,429)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies ...................     (23,976,780)         3,075,354
                                                                                                   --------------------------------
TOTAL NET ASSETS ...............................................................................   $ 282,954,438    $    86,242,228
                                                                                                   ================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ........................................................................   $  20,368,201    $    28,661,949
   Shares outstanding - Class A ................................................................       1,242,717          2,720,695
   Net asset value per share - Class A .........................................................   $       16.39    $         10.53
   Maximum offering price per share - Class A 2 ................................................   $       17.39    $         11.17
   Net assets - Class B ........................................................................   $   1,755,477    $     2,803,993
   Shares outstanding - Class B ................................................................         108,777            280,778
   Net asset value and offering price per share - Class B ......................................   $       16.14    $          9.99
   Net assets - Class C ........................................................................   $     968,732    $       598,888
   Shares outstanding - Class C ................................................................          59,918             59,961
   Net asset value and offering price per share - Class C ......................................   $       16.17    $          9.99
   Net assets - Class Z ........................................................................              NA                 NA
   Shares outstanding - Class Z ................................................................              NA                 NA
   Net asset value and offering price per share - Class Z ......................................              NA                 NA
   Net assets - Administrator Class ............................................................   $ 259,098,469    $    45,917,924
   Shares outstanding - Administrator Class ....................................................      15,793,249          4,310,266
   Net asset value and offering price per share - Administrator Class ..........................   $       16.41    $         10.65
   Net assets - Institutional Class ............................................................   $     763,559    $     8,259,474
   Shares outstanding - Institutional Class ....................................................          46,455            774,221
   Net asset value and offering price per share - Institutional Class ..........................   $       16.44    $         10.67
                                                                                                   --------------------------------

Investments at cost ............................................................................   $ 305,952,691    $    83,154,911
                                                                                                   --------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                                             Wells Fargo Equity Gateway Funds 43


                                                                          Large             Small           Small         Strategic
                                                                         Company           Company         Company        Small Cap
                                                                       Growth Fund       Growth Fund      Value Fund     Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
       Investments in affiliated Master Portfolios ...............   $ 1,412,648,836   $  360,159,829   $  275,981,190   $  532,888
                                                                     --------------------------------------------------------------
   Total investments at market value (see cost below) ............     1,412,648,836      360,159,829      275,981,190      532,888
                                                                     --------------------------------------------------------------
   Cash ..........................................................            30,000           25,000           25,000            0
   Receivable for Fund shares issued .............................         1,002,249            2,261          103,561       18,636
   Receivable from investment advisor and affiliates .............                 0                0                0        7,337
   Prepaid expenses and other assets .............................                 0                0                0            0
                                                                     --------------------------------------------------------------
Total assets .....................................................     1,413,681,085      360,187,090      276,109,751      558,861
                                                                     --------------------------------------------------------------

LIABILITIES
   Payable for Fund shares redeemed ..............................           315,195              179           28,356            0
   Payable to investment advisor and affiliates (Note 3) .........            69,923           15,563           18,060            0
   Accrued expenses and other liabilities ........................           627,733           88,370          105,743       22,396
                                                                     --------------------------------------------------------------
Total liabilities ................................................         1,012,851          104,112          152,159       22,396
                                                                     --------------------------------------------------------------
TOTAL NET ASSETS .................................................   $ 1,412,668,234   $  360,082,978   $  275,957,592   $  536,465
                                                                     ==============================================================

NET ASSETS CONSIST OF
   Paid-in capital ...............................................   $ 1,498,741,403   $  468,315,726   $  356,377,321   $  608,037
   Undistributed net investment income (loss) ....................         2,285,373       (2,508,620)       1,159,259         (791)
   Undistributed net realized gain (loss) on investments .........      (196,558,782)     (26,077,562)     (30,357,078)     (11,273)
   Net unrealized appreciation (depreciation) of
     investments, foreign currencies and translation of assets
     and liabilities denominated in foreign currencies ...........       108,200,240      (79,646,566)     (51,221,910)     (59,508)
                                                                     --------------------------------------------------------------
TOTAL NET ASSETS .................................................   $ 1,412,668,234   $  360,082,978   $  275,957,592   $  536,465
                                                                     ==============================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ..........................................   $   353,707,935   $    2,498,680   $   40,305,726   $  318,934
   Shares outstanding - Class A ..................................         7,259,163          125,628        3,695,292       36,716
   Net asset value per share - Class A ...........................   $         48.73   $        19.89   $        10.91   $     8.69
   Maximum offering price per share - Class A 2 ..................   $         51.70   $        21.10   $        11.58   $     9.22
   Net assets - Class B ..........................................   $    35,800,038   $      487,057   $    6,347,249           NA
   Shares outstanding - Class B ..................................           831,208           25,552          618,370           NA
   Net asset value and offering price per share - Class B ........   $         43.07   $        19.06   $        10.26           NA
   Net assets - Class C ..........................................   $     8,098,574   $      230,097   $    2,186,106   $  208,797
   Shares outstanding - Class C ..................................           187,629           11,952          213,031       24,298
   Net asset value and offering price per share - Class C ........   $         43.16   $        19.25   $        10.26   $     8.59
   Net assets - Class Z ..........................................   $    78,172,567               NA               NA           NA
   Shares outstanding - Class Z ..................................         1,698,648               NA               NA           NA
   Net asset value and offering price per share - Class Z ........   $         46.02               NA               NA           NA
   Net assets - Administrator Class ..............................   $   815,486,093   $  356,867,144   $  227,118,511   $    8,734
   Shares outstanding - Administrator Class ......................        17,494,565       17,682,135       20,591,216        1,043
   Net asset value and offering price per share - Administrator
     Class .......................................................   $         46.61   $        20.18   $        11.03   $     8.37
   Net assets - Institutional Class ..............................   $   121,403,027               NA               NA           NA
   Shares outstanding - Institutional Class ......................         2,591,793               NA               NA           NA
   Net asset value and offering price per share - Institutional
     Class .......................................................   $         46.84               NA               NA           NA
                                                                     --------------------------------------------------------------

Investments at cost ..............................................   $ 1,304,448,596   $  439,806,395   $  327,203,100   $  592,396
                                                                     --------------------------------------------------------------

44 Wells Fargo Equity Gateway Funds

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                                C&B Large        Diversified
                                                                                                Cap Value          Equity
                                                                                                  Fund              Fund
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................................   $     9,833,352   $    10,429,384
   Interest Income allocated from affiliated Master Portfolios ...........................               549                 0
   Expenses allocated from affiliated Master Portfolios ..................................        (3,152,807)       (3,402,731)
   Waivers allocated from affiliated Master Portfolios ...................................           187,045           224,060
                                                                                             ----------------------------------
Total investment income ..................................................................         6,868,139         7,250,713
                                                                                             ----------------------------------
EXPENSES
   Advisory fees .........................................................................                 0         1,414,103
   Administration fees
     Fund Level ..........................................................................           216,372           282,821
     Class A .............................................................................            89,631           169,109
     Class B .............................................................................            29,414            48,938
     Class C .............................................................................            20,540             7,918
     Class D .............................................................................           284,061                NA
     Administrator Class .................................................................           261,004           484,940
     Institutional Class .................................................................            16,351                NA
     Investor Class ......................................................................                NA                NA
   Shareholder servicing fees (Note 3) ...................................................         1,029,499         1,411,009
   Accounting fees .......................................................................            46,436            50,870
   Distribution fees (Note 3)
     Class B .............................................................................            78,786           131,083
     Class C .............................................................................            55,017            21,207
   Professional fees .....................................................................             7,075             8,477
   Registration fees .....................................................................            45,431            28,513
   Shareholder reports ...................................................................           127,042            71,715
   Trustees' fees ........................................................................             4,323             4,323
   Other fees and expenses ...............................................................            11,212            15,725
                                                                                             ----------------------------------
Total expenses ...........................................................................         2,322,194         4,150,751
                                                                                             ----------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................          (713,897)       (1,313,104)
   Net expenses ..........................................................................         1,608,297         2,837,647
                                                                                             ----------------------------------
Net investment income (loss) .............................................................         5,259,842         4,413,066
                                                                                             ----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ..............................        (7,373,700)       51,658,976
   Forward foreign currency contracts allocated from Master Portfolios ...................                 0            26,320
   Futures transactions allocated from Master Portfolios .................................                 0          (669,740)
                                                                                             ----------------------------------
Net realized gain and loss from investments ..............................................        (7,373,700)       51,015,556
                                                                                             ----------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............................      (120,308,186)     (228,003,278)
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ....                 0           106,357
                                                                                             ----------------------------------
Net change in unrealized appreciation (depreciation) of investments ......................      (120,308,186)     (227,896,921)
                                                                                             ----------------------------------
Net realized and unrealized gain (loss) on investments ...................................      (127,681,886)     (176,881,365)
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $  (122,422,044)  $  (172,468,299)
                                                                                             ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                             Wells Fargo Equity Gateway Funds 45


                                                                                               Diversified        Emerging
                                                                                                Small Cap          Growth
                                                                                                  Fund              Fund
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................................   $     4,053,481   $        12,575
   Interest Income allocated from affiliated Master Portfolios ...........................             7,542                 0
   Expenses allocated from affiliated Master Portfolios ..................................        (2,284,456)          (24,902)
   Waivers allocated from affiliated Master Portfolios ...................................           118,922               221
                                                                                             ----------------------------------
Total investment income ..................................................................         1,895,489           (12,106)
                                                                                             ----------------------------------
EXPENSES
   Advisory fees .........................................................................           832,349                 0
   Administration fees
     Fund Level ..........................................................................           166,470             1,305
     Class A .............................................................................                NA                NA
     Class B .............................................................................                NA                NA
     Class C .............................................................................                NA                NA
     Class D .............................................................................                NA                NA
     Administrator Class .................................................................           332,939                10
     Institutional Class .................................................................                NA                NA
     Investor Class ......................................................................                NA            11,298
   Shareholder servicing fees (Note 3) ...................................................           775,869             6,525
   Accounting fees .......................................................................            30,640            12,732
   Distribution fees (Note 3)
     Class B .............................................................................                NA                NA
     Class C .............................................................................                NA                NA
   Professional fees .....................................................................             7,603             6,857
   Registration fees .....................................................................            12,166            19,729
   Shareholder reports ...................................................................             5,125             5,758
   Trustees' fees ........................................................................             4,323             4,323
   Other fees and expenses ...............................................................            10,557             2,117
                                                                                             ----------------------------------
Total expenses ...........................................................................         2,178,041            70,654
                                                                                             ----------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................          (347,708)          (56,476)
   Net expenses ..........................................................................         1,830,333            14,178
                                                                                             ----------------------------------
Net investment income (loss) .............................................................            65,156           (26,284)
                                                                                             ----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ..............................        (7,128,819)       (1,135,799)
   Forward foreign currency contracts allocated from Master Portfolios ...................                 0                 0
   Futures transactions allocated from Master Portfolios .................................          (894,668)                0
                                                                                             ----------------------------------
Net realized gain and loss from investments ..............................................        (8,023,487)       (1,135,799)
                                                                                             ----------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............................      (120,161,943)         (625,132)
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ....          (658,564)                0
                                                                                             ----------------------------------
Net change in unrealized appreciation (depreciation) of investments ......................      (120,820,507)         (625,132)
                                                                                             ----------------------------------
Net realized and unrealized gain (loss) on investments ...................................      (128,843,994)       (1,760,931)
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $  (128,778,838)  $    (1,787,215)
                                                                                             ==================================

                                                                                            Equity        Equity         Growth
                                                                                            Income         Value         Equity
                                                                                             Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .............................  $   4,278,743  $   1,934,912  $   2,838,073
   Interest Income allocated from affiliated Master Portfolios .......................              0              0              0
   Expenses allocated from affiliated Master Portfolios ..............................     (1,213,302)      (615,271)    (1,582,606)
   Waivers allocated from affiliated Master Portfolios ...............................        350,214         43,553         59,911
                                                                                        --------------------------------------------
Total investment income ..............................................................      3,415,655      1,363,194      1,315,378
                                                                                        --------------------------------------------
EXPENSES
   Advisory fees .....................................................................              0              0        513,455
   Administration fees
     Fund Level ......................................................................         79,856         41,278        102,691
     Class A .........................................................................        214,282          8,554         42,118
     Class B .........................................................................         26,640          3,824          8,391
     Class C .........................................................................          5,587          1,330          1,454
     Class D .........................................................................             NA             NA             NA
     Administrator Class .............................................................         71,672         45,392        145,767
     Institutional Class .............................................................             NA         25,816         32,845
     Investor Class ..................................................................             NA             NA             NA
   Shareholder servicing fees (Note 3) ...............................................        395,324        125,588        409,049
   Accounting fees ...................................................................         33,960         26,094         21,732
   Distribution fees (Note 3)
     Class B .........................................................................         71,357         10,242         22,474
     Class C .........................................................................         14,965          3,561          3,895
   Professional fees .................................................................          7,636          6,099          6,873
   Registration fees .................................................................         28,002         26,670         33,628
   Shareholder reports ...............................................................         28,739          9,976         10,637
   Trustees' fees ....................................................................          4,323          4,323          4,323
   Other fees and expenses ...........................................................          8,172          4,355          8,468
                                                                                        --------------------------------------------
Total expenses .......................................................................        990,515        343,102      1,367,800
                                                                                        --------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ......................................       (189,590)      (144,157)      (332,837)
   Net expenses ......................................................................        800,925        198,945      1,034,963
                                                                                        --------------------------------------------
Net investment income (loss) .........................................................      2,614,730      1,164,249        280,415
                                                                                        --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ..........................    24,1189,415    (11,086,248)    35,374,832
   Forward foreign currency contracts allocated from Master Portfolios ...............              0              0         15,122
   Futures transactions allocated from Master Portfolios .............................              0              0       (235,085)
                                                                                        --------------------------------------------
Net realized gain and loss from investments ..........................................     24,189,415    (11,086,248)    35,154,869
                                                                                        --------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..........................    (70,376,409)   (14,551,341)   (97,895,617)
   Forwards, futures, options, swaps and short sales allocated from
      Master Portfolios ..............................................................              0              0        192,670
                                                                                        --------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ..................    (70,376,409)   (14,551,341)   (97,702,947)
                                                                                        --------------------------------------------
Net realized and unrealized gain (loss) on investments ...............................    (46,186,994)   (25,637,589)   (62,548,078)
                                                                                        --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................  $ (43,572,264) $ (24,473,340) $ (62,267,663)
                                                                                        ============================================

46 Wells Fargo Equity Gateway Funds

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                             International      Large Cap
                                                                                                 Value        Appreciation
                                                                                                 Fund             Fund
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................................   $    4,852,465   $      611,840
   Interest Income allocated from affiliated Master Portfolios ...........................                0                0
   Expenses allocated from affiliated Master Portfolios ..................................       (1,516,521)        (341,665)
   Waivers allocated from affiliated Master Portfolios ...................................          110,003            9,638
                                                                                             -------------------------------
Total investment income ..................................................................        3,445,947          279,813
                                                                                             -------------------------------
EXPENSES
   Administration fees
     Fund Level ..........................................................................           71,101           23,888
     Class A .............................................................................           33,745           44,495
     Class B .............................................................................            3,000            4,650
     Class C .............................................................................            1,634            1,042
     Class Z .............................................................................               NA               NA
     Administrator Class .................................................................          128,222           25,210
     Institutional Class .................................................................              219            3,714
   Shareholder servicing fees (Note 3) ...................................................          354,426          107,734
   Accounting fees .......................................................................           22,688           16,129
   Distribution fees (Note 3)
     Class B .............................................................................            8,036           12,454
     Class C .............................................................................            4,377            2,793
   Professional fees .....................................................................            6,023            6,149
   Registration fees .....................................................................           22,272           25,244
   Shareholder reports ...................................................................          224,644            7,103
   Trustees' fees ........................................................................            4,323            4,323
   Other fees and expenses ...............................................................            5,613            3,869
                                                                                             -------------------------------
Total expenses ...........................................................................          890,323          288,797
                                                                                             -------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................         (473,185)        (100,454)
   Net expenses ..........................................................................          417,138          188,343
                                                                                             -------------------------------
Net investment income (loss) .............................................................        3,028,809           91,470
                                                                                             -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ..............................          321,564        1,116,705
                                                                                             -------------------------------
Net realized gain and loss from investments ..............................................          321,564        1,116,705
                                                                                             -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............................      (49,998,030)     (12,790,538)
                                                                                             -------------------------------
Net change in unrealized appreciation (depreciation) of investments ......................      (49,998,030)     (12,790,538)
                                                                                             -------------------------------
Net realized and unrealized gain (loss) on investments ...................................      (49,676,466)     (11,673,833)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $  (46,647,657)  $  (11,582,363)
                                                                                             ===============================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                             Wells Fargo Equity Gateway Funds 47


                                                                                                 Large            Small
                                                                                                Company          Company
                                                                                              Growth Fund      Growth Fund
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................................   $    8,612,902   $      872,623
   Interest Income allocated from affiliated Master Portfolios ...........................            6,757            2,151
   Expenses allocated from affiliated Master Portfolios ..................................       (6,026,750)      (1,902,543)
   Waivers allocated from affiliated Master Portfolios ...................................          153,148            3,416
                                                                                             -------------------------------
Total investment income ..................................................................        2,746,057       (1,024,353)
                                                                                             -------------------------------
EXPENSES
   Administration fees
     Fund Level ..........................................................................          436,350          105,619
     Class A .............................................................................          573,578            4,210
     Class B .............................................................................           67,091              921
     Class C .............................................................................           14,622              373
     Class Z .............................................................................          193,720               NA
     Administrator Class .................................................................          512,813          209,272
     Institutional Class .................................................................           65,083               NA
   Shareholder servicing fees (Note 3) ...................................................        2,094,524          504,994
   Accounting fees .......................................................................           79,728           29,085
   Distribution fees (Note 3)
     Class B .............................................................................          179,707            2,464
     Class C .............................................................................           39,167            1,002
   Professional fees .....................................................................            9,471            7,104
   Registration fees .....................................................................           67,028           24,814
   Shareholder reports ...................................................................          262,176           81,649
   Trustees' fees ........................................................................            4,323            4,323
   Other fees and expenses ...............................................................           21,317            8,287
                                                                                             -------------------------------
Total expenses ...........................................................................        4,620,698          984,117
                                                                                             -------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................       (1,388,639)        (340,016)
   Net expenses ..........................................................................        3,232,059          644,101
                                                                                             -------------------------------
Net investment income (loss) .............................................................         (486,002)      (1,668,454)
                                                                                             -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ..............................       92,784,092      (18,120,048)
                                                                                             -------------------------------
Net realized gain and loss from investments ..............................................       92,784,092      (18,120,048)
                                                                                             -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............................     (406,727,857)     (82,538,118)
                                                                                             -------------------------------
Net change in unrealized appreciation (depreciation) of investments ......................     (406,727,587)     (82,538,118)
                                                                                             -------------------------------
Net realized and unrealized gain (loss) on investments ...................................     (313,943,495)    (100,658,166)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $ (314,429,497)  $ (102,326,620)
                                                                                             ===============================

                                                                                                 Small          Strategic
                                                                                                Company         Small Cap
                                                                                               Value Fund       Value Fund
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................................   $    2,948,065   $        3,606
   Interest Income allocated from affiliated Master Portfolios ...........................           14,774                0
   Expenses allocated from affiliated Master Portfolios ..................................       (1,494,997)          (1,990)
   Waivers allocated from affiliated Master Portfolios ...................................            7,693               72
                                                                                             -------------------------------
Total investment income ..................................................................        1,475,535            1,688
                                                                                             -------------------------------
EXPENSES
   Administration fees
     Fund Level ..........................................................................           81,854              105
     Class A .............................................................................           70,723              341
     Class B .............................................................................           11,276               NA
     Class C .............................................................................            4,041              236
     Class Z .............................................................................               NA               NA
     Administrator Class .................................................................          132,980                5
     Institutional Class .................................................................               NA               NA
   Shareholder servicing fees (Note 3) ...................................................          394,492              527
   Accounting fees .......................................................................           19,909           15,076
   Distribution fees (Note 3)
     Class B .............................................................................           30,203               NA
     Class C .............................................................................           10,824              633
   Professional fees .....................................................................            6,642            6,012
   Registration fees .....................................................................           23,368           10,448
   Shareholder reports ...................................................................          105,957            4,026
   Trustees' fees ........................................................................            4,323            4,323
   Other fees and expenses ...............................................................            6,676            5,193
                                                                                             -------------------------------
Total expenses ...........................................................................          903,268           46,925
                                                                                             -------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................         (307,743)         (45,163)
   Net expenses ..........................................................................          595,525            1,762
                                                                                             -------------------------------
Net investment income (loss) .............................................................          880,010              (74)
                                                                                             -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ..............................      (29,779,870)          (7,944)
                                                                                             -------------------------------
Net realized gain and loss from investments ..............................................      (29,779,870)          (7,944)
                                                                                             -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............................      (47,437,448)         (58,972)
                                                                                             -------------------------------
Net change in unrealized appreciation (depreciation) of investments ......................      (47,437,448)         (58,972)
                                                                                             -------------------------------
Net realized and unrealized gain (loss) on investments ...................................      (77,217,318)         (66,916)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $  (76,337,308)   $     (66,990)
                                                                                             ===============================

48 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                     C&B LARGE CAP VALUE FUND
                                                                                              -------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $    984,662,075   $      573,433,950

OPERATIONS
   Net investment income (loss) ...........................................................          5,259,842            9,079,885
   Net realized gain (loss) on investments ................................................         (7,373,700)          38,174,049
   Net change in unrealized appreciation (depreciation) of investments ....................       (120,308,186)          34,977,949
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................       (122,422,044)          82,231,883
                                                                                              -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..............................................................................           (620,298)            (725,169)
     Class B ..............................................................................             (1,661)            (107,832)
     Class C ..............................................................................            (17,067)             (64,632)
     Class D ..............................................................................         (2,018,756)          (2,067,996)
     Administrator Class ..................................................................         (6,891,528)          (3,407,267)
     Institutional Class ..................................................................           (715,978)          (1,149,462)
   Net realized gain on sales of investments
     Class A ..............................................................................         (2,765,357)          (2,857,862)
     Class B ..............................................................................           (924,766)          (1,211,422)
     Class C ..............................................................................           (642,354)            (706,094)
     Class D ..............................................................................         (8,688,111)          (8,253,863)
     Administrator Class ..................................................................        (23,223,335)         (11,381,326)
     Institutional Class ..................................................................         (1,987,854)          (3,313,919)
     Investor Class .......................................................................                 NA                   NA
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................        (48,497,065)         (35,246,844)
                                                                                              -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................          8,642,824           47,430,716
   Reinvestment of distributions - Class A ................................................          3,024,940            3,239,730
   Cost of shares redeemed - Class A ......................................................        (16,792,982)         (38,317,352)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..............................................................................         (5,125,218)          12,353,094
                                                                                              -------------------------------------
   Proceeds from shares sold - Class B ....................................................            355,825            4,652,833
   Reinvestment of distributions - Class B ................................................            899,939            1,277,978
   Cost of shares redeemed - Class B ......................................................         (4,934,886)          (8,337,021)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ..............................................................................         (3,679,122)          (2,406,210)
                                                                                              -------------------------------------
   Proceeds from shares sold - Class C ....................................................            254,109            3,594,143
   Reinvestment of distributions - Class C ................................................            644,777              758,065
   Cost of shares redeemed - Class C ......................................................         (3,066,818)          (3,350,272)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..............................................................................         (2,167,932)           1,001,936
                                                                                              -------------------------------------
   Proceeds from shares sold - Class D ....................................................         58,126,821          127,891,727
   Reinvestment of distributions - Class D ................................................         10,193,858           10,033,129
   Cost of shares redeemed - Class D ......................................................        (62,595,082)         (87,966,619)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class D ..............................................................................          5,725,597           49,958,237
                                                                                              -------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         81,724,142          508,659,551
   Reinvestment of distributions - Administrator Class ....................................         23,525,751           13,836,710
   Cost of shares redeemed - Administrator Class ..........................................       (278,028,402)        (202,807,142)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..................................................................       (172,778,509)         319,689,119
                                                                                              -------------------------------------
   Proceeds from shares sold - Institutional Class ........................................         13,137,687           45,258,168
   Reinvestment of distributions - Institutional Class ....................................          2,282,243            3,951,266
   Cost of shares redeemed - Institutional Class ..........................................        (32,243,714)         (65,562,524)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..................................................................        (16,823,784)         (16,353,090)
                                                                                              -------------------------------------
   Proceeds from shares sold - Investor Class .............................................                 NA                   NA
   Reinvestment of distributions - Investor Class .........................................                 NA                   NA
   Cost of shares redeemed - Investor Class ...............................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class .......................................................................                 NA                   NA
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....       (194,848,968)         364,243,086
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (365,768,077)         411,228,125
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $    618,893,998   $      984,662,075
                                                                                              =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 49


                                                                                                     DIVERSIFIED EQUITY FUND
                                                                                              -------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $  1,263,768,337   $    1,321,788,326

OPERATIONS
   Net investment income (loss) ...........................................................          4,413,066            9,801,352
   Net realized gain (loss) on investments ................................................         51,015,556          162,960,796
   Net change in unrealized appreciation (depreciation) of investments ....................       (227,896,921)          36,928,458
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................       (172,468,299)         209,690,606
                                                                                              -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..............................................................................           (871,175)            (671,707)
     Class B ..............................................................................                  0                    0
     Class C ..............................................................................                  0                    0
     Class D ..............................................................................                 NA                   NA
     Administrator Class ..................................................................         (9,531,857)          (9,058,518)
     Institutional Class ..................................................................                 NA                   NA
   Net realized gain on sales of investments
     Class A ..............................................................................        (17,553,804)         (11,051,609)
     Class B ..............................................................................         (5,435,615)          (4,740,202)
     Class C ..............................................................................          (854,210)             (622,110)
     Class D ..............................................................................                 NA                   NA
     Administrator Class ..................................................................       (140,946,052)        (104,474,681)
     Institutional Class ..................................................................                 NA                   NA
     Investor Class .......................................................................                 NA                   NA
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................       (175,192,713)        (130,618,827)
                                                                                              -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................         10,489,455           23,186,263
   Reinvestment of distributions - Class A ................................................         17,937,613           11,406,146
   Cost of shares redeemed - Class A ......................................................        (14,354,684)         (30,202,279)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..............................................................................         14,072,384            4,390,130
                                                                                              -------------------------------------
   Proceeds from shares sold - Class B ....................................................          1,289,192            2,038,695
   Reinvestment of distributions - Class B ................................................          5,372,754            4,659,773
   Cost of shares redeemed - Class B ......................................................         (8,574,924)         (19,053,061)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ..............................................................................         (1,912,978)         (12,354,593)
                                                                                              -------------------------------------
   Proceeds from shares sold - Class C ....................................................            167,913              591,753
   Reinvestment of distributions - Class C ................................................            842,478              607,689
   Cost of shares redeemed - Class C ......................................................           (954,744)          (1,520,487)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..............................................................................             55,647             (321,045)
                                                                                              -------------------------------------
   Proceeds from shares sold - Class D ....................................................                 NA                   NA
   Reinvestment of distributions - Class D ................................................                 NA                   NA
   Cost of shares redeemed - Class D ......................................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class D ..............................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         51,756,139          104,505,301
   Reinvestment of distributions - Administrator Class ....................................        149,403,665          110,810,484
   Cost of shares redeemed - Administrator Class ..........................................       (126,973,704)        (344,122,045)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..................................................................         74,186,100         (128,806,260)
                                                                                              -------------------------------------
   Proceeds from shares sold - Institutional Class ........................................                 NA                   NA
   Reinvestment of distributions - Institutional Class ....................................                 NA                   NA
   Cost of shares redeemed - Institutional Class ..........................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Investor Class .............................................                 NA                   NA
   Reinvestment of distributions - Investor Class .........................................                 NA                   NA
   Cost of shares redeemed - Investor Class ...............................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class .......................................................................                 NA                   NA
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....         86,401,153         (137,091,768)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (261,259,859)         (58,019,989)
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $  1,002,508,478   $    1,263,768,337
                                                                                              =====================================

                                                                                                    DIVERSIFIED SMALL CAP FUND
                                                                                              -------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $    757,352,399   $      679,773,909

OPERATIONS
   Net investment income (loss) ...........................................................             65,156           (1,600,214)
   Net realized gain (loss) on investments ................................................         (8,023,487)          79,778,720
   Net change in unrealized appreciation (depreciation) of investments ....................       (120,820,507)          16,002,819
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................       (128,778,838)          94,181,325
                                                                                              -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..............................................................................                  0                    0
     Class B ..............................................................................                  0                    0
     Class C ..............................................................................                 NA                   NA
     Class D ..............................................................................                 NA                   NA
     Administrator Class ..................................................................           (672,422)                   0
     Institutional Class ..................................................................                 NA                   NA
   Net realized gain on sales of investments
     Class A ..............................................................................                 NA                   NA
     Class B ..............................................................................                 NA                   NA
     Class C ..............................................................................                 NA                   NA
     Class D ..............................................................................                 NA                   NA
     Administrator Class ..................................................................        (80,125,235)         (76,923,297)
     Institutional Class ..................................................................                 NA                   NA
     Investor Class .......................................................................                 NA                   NA
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................        (80,797,657)         (76,923,297)
                                                                                              -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................                 NA                   NA
   Reinvestment of distributions - Class A ................................................                 NA                   NA
   Cost of shares redeemed - Class A ......................................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..............................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Class B ....................................................                 NA                   NA
   Reinvestment of distributions - Class B ................................................                 NA                   NA
   Cost of shares redeemed - Class B ......................................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ..............................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Class C ....................................................                 NA                   NA
   Reinvestment of distributions - Class C ................................................                 NA                   NA
   Cost of shares redeemed - Class C ......................................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..............................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Class D ....................................................                 NA                   NA
   Reinvestment of distributions - Class D ................................................                 NA                   NA
   Cost of shares redeemed - Class D ......................................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class D ..............................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         82,434,039          272,062,567
   Reinvestment of distributions - Administrator Class ....................................         78,955,551           68,985,161
   Cost of shares redeemed - Administrator Class ..........................................       (115,196,592)        (280,727,266)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..................................................................         46,192,998           60,320,462
                                                                                              -------------------------------------
   Proceeds from shares sold - Institutional Class ........................................                 NA                   NA
   Reinvestment of distributions - Institutional Class ....................................                 NA                   NA
   Cost of shares redeemed - Institutional Class ..........................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Investor Class .............................................                 NA                   NA
   Reinvestment of distributions - Investor Class .........................................                 NA                   NA
   Cost of shares redeemed - Investor Class ...............................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class .......................................................................                 NA                   NA
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....         46,192,998           60,320,462
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (163,383,497)          77,578,490
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $    593,968,902   $      757,352,399
                                                                                              =====================================

                                                                                                       EMERGING GROWTH FUND
                                                                                              -------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008       Period Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $      3,259,699   $                0

OPERATIONS
   Net investment income (loss) ...........................................................            (26,284)             (13,493)
   Net realized gain (loss) on investments ................................................         (1,135,799)              (6,788)
   Net change in unrealized appreciation (depreciation) of investments ....................           (625,132)              464,607
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................         (1,787,215)             444,326
                                                                                              -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..............................................................................                 NA                   NA
     Class B ..............................................................................                 NA                   NA
     Class C ..............................................................................                 NA                   NA
     Class D ..............................................................................                 NA                   NA
     Administrator Class ..................................................................                  0                    0
     Institutional Class ..................................................................                 NA                   NA
   Net realized gain on sales of investments
     Class A ..............................................................................                 NA                   NA
     Class B ..............................................................................                 NA                   NA
     Class C ..............................................................................                 NA                   NA
     Class D ..............................................................................                 NA                   NA
     Administrator Class ..................................................................               (221)                  NA
     Institutional Class ..................................................................                 NA                   NA
     Investor Class .......................................................................            (51,380)                  NA
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................            (51,601)                   0
                                                                                              -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................                 NA                   NA
   Reinvestment of distributions - Class A ................................................                 NA                   NA
   Cost of shares redeemed - Class A ......................................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..............................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Class B ....................................................                 NA                   NA
   Reinvestment of distributions - Class B ................................................                 NA                   NA
   Cost of shares redeemed - Class B ......................................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ..............................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Class C ....................................................                 NA                   NA
   Reinvestment of distributions - Class C ................................................                 NA                   NA
   Cost of shares redeemed - Class C ......................................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..............................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Class D ....................................................                 NA                   NA
   Reinvestment of distributions - Class D ................................................                 NA                   NA
   Cost of shares redeemed - Class D ......................................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class D ..............................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Administrator Class ........................................             13,748               14,612
   Reinvestment of distributions - Administrator Class ....................................                221                   NA
   Cost of shares redeemed - Administrator Class ..........................................             (7,359)                (626)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..................................................................              6,610               13,986
                                                                                              -------------------------------------
   Proceeds from shares sold - Institutional Class ........................................                 NA                   NA
   Reinvestment of distributions - Institutional Class ....................................                 NA                   NA
   Cost of shares redeemed - Institutional Class ..........................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..................................................................                 NA                   NA
                                                                                              -------------------------------------
   Proceeds from shares sold - Investor Class .............................................          6,530,486            3,134,707
   Reinvestment of distributions - Investor Class .........................................             50,972                   NA
   Cost of shares redeemed - Investor Class ...............................................         (3,258,324)            (333,320)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class .......................................................................          3,323,134            2,801,387
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....          3,329,744            2,815,373
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................          1,490,928            3,259,699
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $      4,750,627   $        3,259,699
                                                                                              =====================================

50 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets



                                                                                                   C&B LARGE CAP VALUE FUND
                                                                                             -------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                              March 31, 2008        Year Ended
                                                                                               (Unaudited)      September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED

   Shares sold - Class A .................................................................          939,849           4,721,625
   Shares issued in reinvestment of distributions - Class A ..............................          326,214             324,443
   Shares redeemed - Class A .............................................................       (1,841,289)         (3,817,610)
                                                                                              ---------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................         (575,226)          1,228,458
                                                                                              ---------------------------------
   Shares sold - Class B .................................................................           37,075             471,146
   Shares issued in reinvestment of distributions - Class B ..............................           97,928             129,273
   Shares redeemed - Class B .............................................................         (541,392)           (840,152)
                                                                                              ---------------------------------
   Net increase (decrease) in shares outstanding - Class B ...............................         (406,389)           (239,733)
                                                                                              ---------------------------------
   Shares sold - Class C .................................................................           27,322             362,766
   Shares issued in reinvestment of distributions - Class C ..............................           70,261              76,682
   Shares redeemed - Class C .............................................................         (343,668)           (338,484)
                                                                                              ---------------------------------
   Net increase (decrease) in shares outstanding - Class C ...............................         (246,085)            100,964
                                                                                              ---------------------------------
   Shares sold - Class D .................................................................        6,406,090          12,770,860
   Shares issued in reinvestment of distributions - Class D ..............................        1,099,687           1,005,540
   Shares redeemed - Class D .............................................................       (6,876,210)         (8,867,614)
                                                                                              ---------------------------------
   Net increase (decrease) in shares outstanding - Class D ...............................          629,567           4,908,786
                                                                                              ---------------------------------
   Shares sold - Administrator Class .....................................................        9,056,931          51,501,078
   Shares issued in reinvestment of distributions - Administrator Class ..................        2,532,610           1,383,607
   Shares redeemed - Administrator Class .................................................      (32,106,254)        (20,009,205)
                                                                                              ---------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................      (20,516,713)         32,875,480
                                                                                              ---------------------------------
   Shares sold - Institutional Class .....................................................        1,490,535           4,508,990
   Shares issued in reinvestment of distributions - Institutional Class ..................          244,488             393,177
   Shares redeemed - Institutional Class .................................................       (3,561,961)         (6,534,078)
                                                                                              ---------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...................       (1,826,938)         (1,631,911)
                                                                                              ---------------------------------
   Shares sold - Investor Class ..........................................................               NA                  NA
   Shares issued in reinvestment of distributions - Investor Class .......................               NA                  NA
   Shares redeemed - Investor Class ......................................................               NA                  NA
                                                                                              ---------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ........................               NA                  NA
                                                                                              ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..    $ (22,941,784)      $  37,242,044
                                                                                              =================================

Ending balance of undistributed net investment income (loss) .............................        2,174,248           7,179,694
                                                                                              ---------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 51


                                                                                                    DIVERSIFIED EQUITY FUND
                                                                                             -------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                              March 31, 2008        Year Ended
                                                                                               (Unaudited)      September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................          292,289             568,014
   Shares issued in reinvestment of distributions - Class A ..............................          505,355             288,096
   Shares redeemed - Class A .............................................................         (402,239)           (736,054)
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................          395,405             120,056
                                                                                               --------------------------------
   Shares sold - Class B .................................................................           38,995              52,438
   Shares issued in reinvestment of distributions - Class B ..............................          161,296             123,996
   Shares redeemed - Class B .............................................................         (254,573)           (490,172)
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Class B ...............................          (54,282)           (313,738)
                                                                                               --------------------------------
   Shares sold - Class C .................................................................            4,756              14,676
   Shares issued in reinvestment of distributions - Class C ..............................           24,786              15,900
   Shares redeemed - Class C .............................................................          (27,292)            (38,276)
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Class C ...............................            2,250              (7,700)
                                                                                               --------------------------------
   Shares sold - Class D .................................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class D ..............................               NA                  NA
   Shares redeemed - Class D .............................................................               NA                  NA
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Class D ...............................               NA                  NA
                                                                                               --------------------------------
   Shares sold - Administrator Class .....................................................        1,498,796           2,558,018
   Shares issued in reinvestment of distributions - Administrator Class ..................        4,195,465           2,790,746
   Shares redeemed - Administrator Class .................................................       (3,547,220)         (8,455,733)
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................        2,147,041          (3,106,969)
                                                                                               --------------------------------
   Shares sold - Institutional Class .....................................................               NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ..................               NA                  NA
   Shares redeemed - Institutional Class .................................................               NA                  NA
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...................               NA                  NA
                                                                                               --------------------------------
   Shares sold - Investor Class ..........................................................               NA                  NA
   Shares issued in reinvestment of distributions - Investor Class .......................               NA                  NA
   Shares redeemed - Investor Class ......................................................               NA                  NA
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ........................               NA                  NA
                                                                                               --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..     $  2,490,414        $ (3,308,351)
                                                                                               ================================

Ending balance of undistributed net investment income (loss) .............................        1,064,411           7,054,377
                                                                                               --------------------------------

                                                                                                   DIVERSIFIED SMALL CAP FUND
                                                                                             -------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                              March 31, 2008        Year Ended
                                                                                               (Unaudited)      September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class A ..............................               NA                  NA
   Shares redeemed - Class A .............................................................               NA                  NA
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................               NA                  NA
                                                                                               --------------------------------
   Shares sold - Class B .................................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class B ..............................               NA                  NA
   Shares redeemed - Class B .............................................................               NA                  NA
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Class B ...............................               NA                  NA
                                                                                               --------------------------------
   Shares sold - Class C .................................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class C ..............................               NA                  NA
   Shares redeemed - Class C .............................................................               NA                  NA
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Class C ...............................               NA                  NA
                                                                                               --------------------------------
   Shares sold - Class D .................................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class D ..............................               NA                  NA
   Shares redeemed - Class D .............................................................               NA                  NA
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Class D ...............................               NA                  NA
                                                                                               --------------------------------
   Shares sold - Administrator Class .....................................................        6,982,920          18,757,980
   Shares issued in reinvestment of distributions - Administrator Class ..................        6,508,629           4,864,962
   Shares redeemed - Administrator Class .................................................       (9,327,713)        (19,124,948)
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................        4,163,836           4,497,994
                                                                                               --------------------------------
   Shares sold - Institutional Class .....................................................               NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ..................               NA                  NA
   Shares redeemed - Institutional Class .................................................               NA                  NA
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...................               NA                  NA
                                                                                               --------------------------------
   Shares sold - Investor Class ..........................................................               NA                  NA
   Shares issued in reinvestment of distributions - Investor Class .......................               NA                  NA
   Shares redeemed - Investor Class ......................................................               NA                  NA
                                                                                               --------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ........................               NA                  NA
                                                                                               --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..     $  4,163,836       $   4,497,994
                                                                                               ================================

Ending balance of undistributed net investment income (loss) .............................       (1,396,499)           (789,233)
                                                                                               --------------------------------

                                                                                                      EMERGING GROWTH FUND
                                                                                             -------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                              March 31, 2008       Period Ended
                                                                                               (Unaudited)      September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class A ..............................              NA                  NA
   Shares redeemed - Class A .............................................................              NA                  NA
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................              NA                  NA
                                                                                                ------------------------------
   Shares sold - Class B .................................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class B ..............................              NA                  NA
   Shares redeemed - Class B .............................................................              NA                  NA
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Class B ...............................              NA                  NA
                                                                                                ------------------------------
   Shares sold - Class C .................................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class C ..............................              NA                  NA
   Shares redeemed - Class C .............................................................              NA                  NA
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Class C ...............................              NA                  NA
                                                                                                ------------------------------
   Shares sold - Class D .................................................................              NA                  NA
   Shares issued in reinvestment of distributions - Class D ..............................              NA                  NA
   Shares redeemed - Class D .............................................................              NA                  NA
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Class D ...............................              NA                  NA
                                                                                                ------------------------------
   Shares sold - Administrator Class .....................................................           1,169               1,460
   Shares issued in reinvestment of distributions - Administrator Class ..................              18                   0
   Shares redeemed - Administrator Class .................................................            (698)                (56)
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................             489               1,404
                                                                                                ------------------------------
   Shares sold - Institutional Class .....................................................              NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ..................              NA                  NA
   Shares redeemed - Institutional Class .................................................              NA                  NA
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...................              NA                  NA
                                                                                                ------------------------------
   Shares sold - Investor Class ..........................................................         535,523             291,902
   Shares issued in reinvestment of distributions - Investor Class .......................           4,248                   0
   Shares redeemed - Investor Class ......................................................        (298,411)            (29,960)
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ........................         241,360             261,942
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..      $  241,849          $  263,346
                                                                                                ==============================

Ending balance of undistributed net investment income (loss) .............................         (35,134)             (8,850)
                                                                                                ------------------------------

52 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                        EQUITY INCOME FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                (Unaudited)      September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $    409,897,881   $      747,083,229

OPERATIONS
   Net investment income (loss) ...........................................................          2,614,730            8,607,511
   Net realized gain (loss) on investments ................................................         24,189,415          135,374,247
   Net change in unrealized appreciation (depreciation) of investments ....................        (70,376,409)         (53,894,786)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................        (43,572,264)          90,086,972
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .............................................................................         (1,240,136)          (2,960,352)
      Class B .............................................................................            (34,636)            (332,578)
      Class C .............................................................................             (7,413)             (48,275)
      Administrator Class .................................................................         (1,230,437)          (6,791,927)
      Institutional Class .................................................................                  0                    0
   Net realized gain on sales of investments
      Class A .............................................................................        (51,604,442)         (22,660,163)
      Class B .............................................................................         (6,470,342)          (4,580,954)
      Class C .............................................................................         (1,288,599)            (597,097)
      Administrator Class .................................................................        (50,621,927)         (62,644,476)
      Institutional Class .................................................................                  0                    0
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................       (112,497,932)        (100,615,822)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................          5,723,979           19,282,927
   Reinvestment of distributions - Class A ................................................         50,429,827           24,381,816
   Cost of shares redeemed - Class A ......................................................        (19,102,644)         (43,273,757)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ..........................................................         37,051,162              390,986
                                                                                              -------------------------------------
   Proceeds from shares sold - Class B ....................................................            374,296            1,256,048
   Reinvestment of distributions - Class B ................................................          6,239,104            4,709,848
   Cost of shares redeemed - Class B ......................................................         (6,470,625)         (20,901,198)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B ..........................................................            142,775          (14,935,302)
                                                                                              -------------------------------------
   Proceeds from shares sold - Class C ....................................................            316,559              198,014
   Reinvestment of distributions - Class C ................................................          1,158,187              575,317
   Cost of shares redeemed - Class C ......................................................           (808,375)          (1,105,997)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ..........................................................            666,371             (332,666)
                                                                                              -------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         12,116,032           45,381,714
   Reinvestment of distributions - Administrator Class ....................................         39,460,032           34,183,729
   Cost of shares redeemed - Administrator Class ..........................................        (91,150,068)        (391,344,959)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class ..............................................        (39,574,004)        (311,779,516)
                                                                                              -------------------------------------
   Proceeds from shares sold - Institutional Class ........................................                 NA                   NA
   Reinvestment of distributions - Institutional Class ....................................                 NA                   NA
   Cost of shares redeemed - Institutional Class ..........................................                 NA                   NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class ..............................................                 NA                   NA
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....         (1,713,696)        (326,656,498)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (157,783,892)        (337,185,348)
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $    252,113,989   $      409,897,881
                                                                                              =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 53


                                                                                                        EQUITY VALUE FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                (Unaudited)      September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $    157,773,736   $       79,447,616

OPERATIONS
   Net investment income (loss) ...........................................................          1,164,249            1,244,763
   Net realized gain (loss) on investments ................................................        (11,086,248)          11,032,121
   Net change in unrealized appreciation (depreciation) of investments ....................        (14,551,341)           8,856,875
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................        (24,473,340)          21,133,759
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .............................................................................            (45,614)             (31,237)
      Class B .............................................................................                  0                    0
      Class C .............................................................................                  0                 (521)
      Administrator Class .................................................................           (732,567)            (683,069)
      Institutional Class .................................................................           (749,383)                (101)
   Net realized gain on sales of investments
      Class A .............................................................................           (435,383)            (113,073)
      Class B .............................................................................           (198,899)             (64,106)
      Class C .............................................................................            (50,990)             (12,111)
      Administrator Class .................................................................         (5,552,423)          (1,826,416)
      Institutional Class .................................................................         (4,476,759)                (252)
                                                                                              -------------------------------------
Total distributions to shareholders                                                                (12,242,018)          (2,730,886)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................          2,836,827            1,626,923
   Reinvestment of distributions - Class A ................................................            457,500              136,994
   Cost of shares redeemed - Class A ......................................................         (1,425,608)          (1,335,843)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ..........................................................          1,868,719              428,074
                                                                                              -------------------------------------
   Proceeds from shares sold - Class B ....................................................            402,097              783,646
   Reinvestment of distributions - Class B ................................................            181,811               57,717
   Cost of shares redeemed - Class B ......................................................           (703,669)            (858,608)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B ..........................................................           (119,761)             (17,245)
                                                                                              -------------------------------------
   Proceeds from shares sold - Class C ....................................................          1,485,541              528,429
   Reinvestment of distributions - Class C ................................................             50,510               12,284
   Cost of shares redeemed - Class C ......................................................           (965,753)             (68,803)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ..........................................................            570,298              471,910
                                                                                              -------------------------------------
   Proceeds from shares sold - Administrator Class ........................................        115,375,912           16,006,708
   Reinvestment of distributions - Administrator Class ....................................          5,864,614            2,265,440
   Cost of shares redeemed - Administrator Class ..........................................        (11,243,451)         (16,488,830)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class ..............................................        109,997,075            1,783,318
                                                                                              -------------------------------------
   Proceeds from shares sold - Institutional Class ........................................         10,752,687           59,932,268
   Reinvestment of distributions - Institutional Class ....................................          5,181,756                  353
   Cost of shares redeemed - Institutional Class ..........................................            (85,496)          (2,675,431)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class ..............................................         15,848,947           57,257,190
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....        128,165,278           59,923,247
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         91,449,920           78,326,120
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $    249,223,656   $      157,773,736
                                                                                              =====================================

                                                                                                       GROWTH EQUITY FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                (Unaudited)      September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $    543,408,526   $      559,419,027

OPERATIONS
   Net investment income (loss) ...........................................................            280,415            1,642,584
   Net realized gain (loss) on investments ................................................         35,154,869           88,550,452
   Net change in unrealized appreciation (depreciation) of investments ....................        (97,702,947)           3,702,497
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................        (62,267,663)          93,895,533
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .............................................................................            (73,055)                   0
      Class B .............................................................................                  0                    0
      Class C .............................................................................                  0                    0
      Administrator Class .................................................................         (1,433,181)            (583,464)
      Institutional Class .................................................................         (1,011,072)            (515,915)
   Net realized gain on sales of investments
      Class A .............................................................................         (5,920,736)          (3,215,834)
      Class B .............................................................................         (1,372,475)            (994,000)
      Class C .............................................................................           (226,033)            (125,440)
      Administrator Class .................................................................        (57,539,690)         (42,754,971)
      Institutional Class .................................................................        (27,375,165)         (15,932,542)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................        (94,951,407)         (64,122,166)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................          1,687,102           10,345,546
   Reinvestment of distributions - Class A ................................................          5,911,925            3,176,293
   Cost of shares redeemed - Class A ......................................................         (5,205,991)          (7,374,441)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ..........................................................          2,393,036            6,147,398
                                                                                              -------------------------------------
   Proceeds from shares sold - Class B ....................................................            365,200            1,276,009
   Reinvestment of distributions - Class B ................................................          1,335,411              966,072
   Cost of shares redeemed - Class B ......................................................         (1,918,817)          (3,143,473)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B ..........................................................           (218,206)            (901,392)
                                                                                              -------------------------------------
   Proceeds from shares sold - Class C ....................................................            106,643              472,115
   Reinvestment of distributions - Class C ................................................            198,184              112,755
   Cost of shares redeemed - Class C ......................................................           (214,383)            (420,269)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ..........................................................             90,444              164,601
                                                                                              -------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         35,042,990           39,729,743
   Reinvestment of distributions - Administrator Class ....................................         58,619,780           42,948,871
   Cost of shares redeemed - Administrator Class ..........................................        (77,234,281)        (143,529,661)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class ..............................................         16,428,489          (60,851,047)
                                                                                              -------------------------------------
   Proceeds from shares sold - Institutional Class ........................................         24,285,257           32,922,715
   Reinvestment of distributions - Institutional Class ....................................         28,386,237           16,448,456
   Cost of shares redeemed - Institutional Class ..........................................       (170,286,789)         (39,714,599)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class ..............................................       (117,615,295)           9,656,572
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....        (98,921,532)         (45,783,868)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (256,140,602)         (16,010,501)
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $    287,267,924   $      543,408,526
                                                                                              =====================================

                                                                                                    INTERNATIONAL VALUE FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                (Unaudited)      September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $    292,578,939   $      141,601,536

OPERATIONS
   Net investment income (loss) ...........................................................          3,028,809            4,964,112
   Net realized gain (loss) on investments ................................................            321,564            6,453,276
   Net change in unrealized appreciation (depreciation) of investments ....................        (49,998,030)          23,740,270
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................        (46,647,657)          35,157,658
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .............................................................................           (506,607)             (15,551)
      Class B .............................................................................            (26,237)              (5,988)
      Class C .............................................................................            (17,550)                  NA
      Administrator Class .................................................................         (5,478,439)                  NA
      Institutional Class .................................................................            (11,375)                  NA
   Net realized gain on sales of investments
      Class A .............................................................................           (637,258)              (1,404)
      Class B .............................................................................            (55,728)                (519)
      Class C .............................................................................            (31,676)                (157)
      Administrator Class .................................................................         (6,285,937)             (62,315)
      Institutional Class .................................................................            (12,281)                  (4)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................        (13,063,088)             (85,938)
                                                                                              -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................          7,227,530           25,733,585
   Reinvestment of distributions - Class A ................................................          1,089,126               16,482
   Cost of shares redeemed - Class A ......................................................         (8,018,815)          (3,351,618)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ..........................................................            297,841           22,398,449
                                                                                              -------------------------------------
   Proceeds from shares sold - Class B ....................................................            204,318            1,544,178
   Reinvestment of distributions - Class B ................................................             77,703                6,209
   Cost of shares redeemed - Class B ......................................................           (583,487)            (431,999)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B ..........................................................           (301,466)           1,118,388
                                                                                              -------------------------------------
   Proceeds from shares sold - Class C ....................................................            151,518            1,071,717
   Reinvestment of distributions - Class C ................................................             45,096                  150
   Cost of shares redeemed - Class C ......................................................           (283,123)            (171,047)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ..........................................................            (86,509)             900,820
                                                                                              -------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         55,637,452          115,946,760
   Reinvestment of distributions - Administrator Class ....................................         11,670,908               62,247
   Cost of shares redeemed - Administrator Class ..........................................        (18,025,604)         (24,520,985)
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class ..............................................         49,282,756           91,488,022
                                                                                              -------------------------------------
   Proceeds from shares sold - Institutional Class ........................................            960,201                   NA
   Reinvestment of distributions - Institutional Class ....................................             23,656                    4
   Cost of shares redeemed - Institutional Class ..........................................            (90,235)                  NA
                                                                                              -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class ..............................................            893,622                    4
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....         50,086,244          115,905,683
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         (9,624,501)         150,977,403
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $    282,954,438   $      292,578,939
                                                                                              =====================================

54 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                        EQUITY INCOME FUND
                                                                                               -------------------------------------
                                                                                                   For the
                                                                                               Six Months Ended         For the
                                                                                                March 31, 2008        Year Ended
                                                                                                 (Unaudited)      September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................          242,273              619,976
   Shares issued in reinvestment of distributions - Class A ................................        2,434,260              808,994
   Shares redeemed - Class A ...............................................................         (829,709)          (1,391,948)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................        1,846,824               37,022
                                                                                                 ---------------------------------
   Shares sold - Class B ...................................................................           16,521               40,060
   Shares issued in reinvestment of distributions - Class B ................................          302,127              156,500
   Shares redeemed - Class B ...............................................................         (276,514)            (671,530)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................           42,134             (474,970)
                                                                                                 ---------------------------------
   Shares sold - Class C ...................................................................           14,021                5,990
   Shares issued in reinvestment of distributions - Class C ................................           52,195               18,206
   Shares redeemed - Class C ...............................................................          (34,674)             (33,646)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................           31,542               (9,450)
                                                                                                 ---------------------------------
   Shares sold - Administrator Class .......................................................          600,328            1,473,979
   Shares issued in reinvestment of distributions - Administrator Class ....................        1,906,408            1,135,798
   Shares redeemed - Administrator Class ...................................................       (3,761,048)         (12,626,680)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................       (1,254,312)         (10,016,903)
                                                                                                 ---------------------------------
   Shares sold - Institutional Class .......................................................               NA                   NA
   Shares issued in reinvestment of distributions - Institutional Class ....................               NA                   NA
   Shares redeemed - Institutional Class ...................................................               NA                   NA
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................               NA                   NA
                                                                                                 ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....     $    666,188       $  (10,464,301)
                                                                                                 =================================

Ending balance of undistributed net investment income (loss) ...............................         (290,106)            (392,214)
                                                                                                 ---------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 55


                                                                                                         EQUITY VALUE FUND
                                                                                               -------------------------------------
                                                                                                   For the
                                                                                               Six Months Ended        For the
                                                                                                March 31, 2008        Year Ended
                                                                                                 (Unaudited)      September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................          182,792               97,913
   Shares issued in reinvestment of distributions - Class A ................................           28,946                8,650
   Shares redeemed - Class A ...............................................................          (94,469)             (80,625)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................          117,269               25,938
                                                                                                 ---------------------------------
   Shares sold - Class B ...................................................................           24,817               47,971
   Shares issued in reinvestment of distributions - Class B ................................           11,662                3,688
   Shares redeemed - Class B ...............................................................          (45,005)             (53,345)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................           (8,526)              (1,686)
                                                                                                 ---------------------------------
   Shares sold - Class C ...................................................................          104,679               31,891
   Shares issued in reinvestment of distributions - Class C ................................            3,246                  785
   Shares redeemed - Class C ...............................................................          (65,837)              (4,224)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................           42,088               28,452
                                                                                                 ---------------------------------
   Shares sold - Administrator Class .......................................................        8,001,672              963,866
   Shares issued in reinvestment of distributions - Administrator Class ....................          364,816              140,934
   Shares redeemed - Administrator Class ...................................................         (710,882)            (988,101)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................        7,655,606              116,699
                                                                                                 ---------------------------------
   Shares sold - Institutional Class .......................................................          651,189            3,666,909
   Shares issued in reinvestment of distributions - Institutional Class ....................          321,812                   22
   Shares redeemed - Institutional Class ...................................................           (5,381)            (157,350)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................          967,620            3,509,581
                                                                                                 ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....     $  8,774,057       $    3,678,984
                                                                                                 =================================

Ending balance of undistributed net investment income (loss) ...............................          632,616              995,931
                                                                                                 ---------------------------------

                                                                                                          GROWTH EQUITY FUND
                                                                                                 -----------------------------------
                                                                                                   For the
                                                                                               Six Months Ended        For the
                                                                                                March 31, 2008        Year Ended
                                                                                                  (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................           67,218              361,894
   Shares issued in reinvestment of distributions - Class A ................................          256,509              115,965
   Shares redeemed - Class A ...............................................................         (211,660)            (256,946)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................          112,067              220,913
                                                                                                 ---------------------------------
   Shares sold - Class B ...................................................................           16,684               50,520
   Shares issued in reinvestment of distributions - Class B ................................           68,518               40,020
   Shares redeemed - Class B ...............................................................          (93,227)            (124,672)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................           (8,025)             (34,132)
                                                                                                 ---------------------------------
   Shares sold - Class C ...................................................................            5,146               18,063
   Shares issued in reinvestment of distributions - Class C ................................            9,533                4,437
   Shares redeemed - Class C ...............................................................           (9,872)             (16,206)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................            4,807                6,294
                                                                                                 ---------------------------------
   Shares sold - Administrator Class .......................................................        1,334,936            1,381,347
   Shares issued in reinvestment of distributions - Administrator Class ....................        2,488,754            1,542,292
   Shares redeemed - Administrator Class ...................................................       (3,013,326)          (4,988,827)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................          810,364           (2,065,188)
                                                                                                 ---------------------------------
   Shares sold - Institutional Class .......................................................          983,161            1,130,794
   Shares issued in reinvestment of distributions - Institutional Class ....................        1,203,358              589,724
   Shares redeemed - Institutional Class ...................................................       (7,125,074)          (1,365,311)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................       (4,938,555)             355,207
                                                                                                 ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....     $ (4,019,342)      $   (1,516,906)
                                                                                                 =================================

Ending balance of undistributed net investment income (loss) ...............................         (898,351)           1,338,542
                                                                                                 ---------------------------------

                                                                                                      INTERNATIONAL VALUE FUND
                                                                                               -------------------------------------
                                                                                                   For the
                                                                                               Six Months Ended        For the
                                                                                                March 31, 2008        Year Ended
                                                                                                  (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................          390,394            1,317,921
   Shares issued in reinvestment of distributions - Class A ................................           60,305                  900
   Shares redeemed - Class A ...............................................................         (467,170)            (173,098)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................          (16,471)           1,145,723
                                                                                                 ---------------------------------
   Shares sold - Class B ...................................................................           11,119               82,185
   Shares issued in reinvestment of distributions - Class B ................................            4,358                  344
   Shares redeemed - Class B ...............................................................          (33,461)             (22,853)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................          (17,984)              59,676
                                                                                                 ---------------------------------
   Shares sold - Class C ...................................................................            7,985               55,469
   Shares issued in reinvestment of distributions - Class C ................................            2,523                    8
   Shares redeemed - Class C ...............................................................          (16,153)              (8,749)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................           (5,645)              46,728
                                                                                                 ---------------------------------
   Shares sold - Administrator Class .......................................................        3,151,835            5,979,176
   Shares issued in reinvestment of distributions - Administrator Class ....................          646,074                3,422
   Shares redeemed - Administrator Class ...................................................       (1,019,703)          (1,270,642)
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................        2,778,206            4,711,956
                                                                                                 ---------------------------------
   Shares sold - Institutional Class .......................................................           50,023                    0
   Shares issued in reinvestment of distributions - Institutional Class ....................            1,308                    0
   Shares redeemed - Institutional Class ...................................................           (5,481)                   0
                                                                                                 ---------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................           45,850                    0
                                                                                                 ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....     $  2,783,956       $    5,964,083
                                                                                                 =================================

Ending balance of undistributed net investment income (loss) ...............................        2,175,472            5,186,871
                                                                                                 ---------------------------------

56 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                 LARGE CAP APPRECIATION FUND
                                                                                          ----------------------------------------
                                                                                                For the
                                                                                            Six Months Ended          For the
                                                                                             March 31, 2008         Year Ended
                                                                                              (Unaudited)       September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................................   $       100,598,610   $       91,801,956

OPERATIONS
   Net investment income (loss) .......................................................                91,470               98,691
   Net realized gain (loss) on investments ............................................             1,116,705            6,831,186
   Net change in unrealized appreciation (depreciation) of investments ................           (12,790,538)          11,054,274
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from operations .......................           (11,582,363)          17,984,151
                                                                                          ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .........................................................................                     0              (26,395)
      Class B .........................................................................                     0                    0
      Class C .........................................................................                     0                    0
      Class D .........................................................................                    NA                   NA
      Administrator Class .............................................................               (60,633)            (153,390)
      Institutional Class .............................................................               (31,467)                 (51)
   Net realized gain on sales of investments
      Class A .........................................................................            (2,173,626)          (2,652,905)
      Class B .........................................................................              (245,637)            (279,542)
      Class C .........................................................................               (58,079)             (64,374)
      Administrator Class .............................................................            (3,439,362)          (3,244,128)
      Institutional Class .............................................................              (634,182)                (747)
                                                                                          ----------------------------------------
Total distributions to shareholders ...................................................            (6,642,986)          (6,421,532)
                                                                                          ----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ................................................             8,733,201           16,274,093
   Reinvestment of distributions - Class A ............................................             2,139,886            2,657,121
   Cost of shares redeemed - Class A ..................................................           (10,485,767)         (25,266,407)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..........................................................................               387,320           (6,335,193)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class B ................................................               445,372              293,817
   Reinvestment of distributions - Class B ............................................               231,905              266,565
   Cost of shares redeemed - Class B ..................................................              (904,052)          (1,064,351)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ..........................................................................              (226,775)            (503,969)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class C ................................................                76,731              110,618
   Reinvestment of distributions - Class C ............................................                57,159               62,696
   Cost of shares redeemed - Class C ..................................................              (168,558)            (350,066)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..........................................................................               (34,668)            (176,752)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class Z ................................................                    NA                   NA
   Reinvestment of distributions - Class Z ............................................                    NA                   NA
   Cost of shares redeemed - Class Z ..................................................                    NA                   NA
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z ..........................................................................                    NA                   NA
                                                                                          ----------------------------------------
   Proceeds from shares sold - Administrator Class ....................................             5,099,783           14,373,918
   Reinvestment of distributions - Administrator Class ................................             3,325,104            3,256,951
   Cost of shares redeemed - Administrator Class ......................................            (5,495,599)         (21,983,935)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..............................................................             2,929,288           (4,353,066)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Institutional Class ....................................             5,823,902           25,907,808
   Reinvestment of distributions - Institutional Class ................................               665,648                  797
   Cost of shares redeemed - Institutional Class ......................................            (5,675,748)         (17,305,590)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..............................................................               813,802            8,603,015
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total ..............................................................................             3,868,967           (2,765,965)
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................           (14,356,382)           8,796,654
                                                                                          ========================================
ENDING NET ASSETS .....................................................................   $        86,242,228   $      100,598,610
                                                                                          ========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 57


                                                                                                  LARGE COMPANY GROWTH FUND
                                                                                          ----------------------------------------
                                                                                                For the
                                                                                            Six Months Ended          For the
                                                                                             March 31, 2008         Year Ended
                                                                                              (Unaudited)       September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................................   $     1,971,356,813   $    2,298,957,455

OPERATIONS
   Net investment income (loss) .......................................................              (486,002)           1,632,898
   Net realized gain (loss) on investments ............................................            92,784,092          159,958,943
   Net change in unrealized appreciation (depreciation) of investments ................          (406,727,587)         181,613,581
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from operations .......................          (314,429,497)         343,205,422
                                                                                          ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .........................................................................                     0                    0
      Class B .........................................................................                     0                    0
      Class C .........................................................................                     0                    0
      Class D .........................................................................                    NA                   NA
      Administrator Class .............................................................                    NA                   NA
      Institutional Class .............................................................                     0                    0
   Net realized gain on sales of investments
      Class A .........................................................................                     0                    0
      Class B .........................................................................                     0                    0
      Class C .........................................................................                     0                    0
      Administrator Class .............................................................                    NA                   NA
      Institutional Class .............................................................                     0                    0
                                                                                          ----------------------------------------
Total distributions to shareholders ...................................................                     0                    0
                                                                                          ----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ................................................            69,758,776          113,928,054
   Reinvestment of distributions - Class A ............................................                     0                    1
   Cost of shares redeemed - Class A ..................................................           (97,698,123)        (217,766,735)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..........................................................................           (27,939,347)        (103,838,680)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class B ................................................               976,137            1,797,778
   Reinvestment of distributions - Class B ............................................                     0                    0
   Cost of shares redeemed - Class B ..................................................           (17,908,940)         (57,494,585)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ..........................................................................           (16,932,803)         (55,696,807)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class C ................................................               153,774              363,887
   Reinvestment of distributions - Class C ............................................                     0                    0
   Cost of shares redeemed - Class C ..................................................            (2,126,177)          (4,843,109)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..........................................................................            (1,972,403)          (4,479,222)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class Z ................................................             2,066,607            5,237,358
   Reinvestment of distributions - Class Z ............................................                     0                  869
   Cost of shares redeemed - Class Z ..................................................            (6,628,023)         (27,190,529)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z ..........................................................................            (4,561,416)         (21,952,302)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Administrator Class ....................................           129,073,084          274,914,137
   Reinvestment of distributions - Administrator Class ................................                     0                4,320
   Cost of shares redeemed - Administrator Class ......................................          (276,627,115)        (823,196,494)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..............................................................          (147,554,031)        (548,278,037)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Institutional Class ....................................            18,422,284          127,042,151
   Reinvestment of distributions - Institutional Class ................................                     0                    0
   Cost of shares redeemed - Institutional Class ......................................           (63,721,366)         (63,603,167)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..............................................................           (45,299,082)          63,438,984
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total ..............................................................................          (244,259,082)        (670,806,064)
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................          (558,688,579)        (327,600,642)
                                                                                          ========================================
ENDING NET ASSETS .....................................................................   $     1,412,668,234   $    1,971,356,813
                                                                                          ========================================

                                                                                                  SMALL COMPANY GROWTH FUND
                                                                                          ----------------------------------------
                                                                                                For the
                                                                                            Six Months Ended          For the
                                                                                             March 31, 2008         Year Ended
                                                                                               (Unaudited)      September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................................   $       492,337,925   $      522,825,075

OPERATIONS
   Net investment income (loss) .......................................................            (1,668,454)          (3,995,797)
   Net realized gain (loss) on investments ............................................           (18,120,048)          67,505,922
   Net change in unrealized appreciation (depreciation) of investments ................           (82,538,118)          20,587,131
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from operations .......................          (102,326,620)          84,097,256
                                                                                          ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .........................................................................                     0                    0
      Class B .........................................................................                     0                    0
      Class C .........................................................................                     0                    0
      Class D .........................................................................                    NA                   NA
      Administrator Class .............................................................                     0                    0
      Institutional Class .............................................................                    NA                   NA
   Net realized gain on sales of investments
      Class A .........................................................................              (490,841)            (492,194)
      Class B .........................................................................              (107,725)            (138,906)
      Class C .........................................................................               (44,068)             (38,228)
      Administrator Class .............................................................           (65,772,893)         (80,941,828)
      Institutional Class .............................................................                    NA                   NA
                                                                                          ----------------------------------------
Total distributions to shareholders ...................................................           (66,415,527)         (81,611,156)
                                                                                          ----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ................................................               683,222            1,548,894
   Reinvestment of distributions - Class A ............................................               475,468              482,840
   Cost of shares redeemed - Class A ..................................................              (693,305)          (1,995,831)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..........................................................................               465,385               35,903
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class B ................................................               135,196               50,386
   Reinvestment of distributions - Class B ............................................                98,709              128,419
   Cost of shares redeemed - Class B ..................................................              (220,097)            (317,641)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ..........................................................................                13,808             (138,836)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class C ................................................                 9,496              121,499
   Reinvestment of distributions - Class C ............................................                43,147               37,339
   Cost of shares redeemed - Class C ..................................................               (36,811)             (45,988)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..........................................................................                15,832              112,850
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class Z ................................................                    NA                   NA
   Reinvestment of distributions - Class Z ............................................                    NA                   NA
   Cost of shares redeemed - Class Z ..................................................                    NA                   NA
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z ..........................................................................                    NA                   NA
                                                                                          ----------------------------------------
   Proceeds from shares sold - Administrator Class ....................................            22,800,269           64,186,595
   Reinvestment of distributions - Administrator Class ................................            65,145,244           80,145,834
   Cost of shares redeemed - Administrator Class ......................................           (51,953,338)        (177,315,596)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..............................................................            35,992,175          (32,983,167)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Institutional Class ....................................                    NA                   NA
   Reinvestment of distributions - Institutional Class ................................                    NA                   NA
   Cost of shares redeemed - Institutional Class ......................................                    NA                   NA
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..............................................................                    NA                   NA
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total ..............................................................................            36,487,200          (32,973,250)
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................          (132,254,947)         (30,487,150)
                                                                                          ========================================
ENDING NET ASSETS .....................................................................   $       360,082,978   $      492,337,925
                                                                                          ========================================

                                                                                                  SMALL COMPANY VALUE FUND
                                                                                          ----------------------------------------
                                                                                                For the               For the
                                                                                               Year Ended           Year Ended
                                                                                              (Unaudited)       September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................................   $       407,917,965   $      372,392,902

OPERATIONS
   Net investment income (loss) .......................................................               880,010              683,864
   Net realized gain (loss) on investments ............................................           (29,779,870)          41,172,045
   Net change in unrealized appreciation (depreciation) of investments ................           (47,437,448)         (19,742,484)
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from operations .......................           (76,337,308)          22,113,425
                                                                                          ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .........................................................................               (16,108)                  NA
      Class B .........................................................................                     0                    0
      Class C .........................................................................                     0                    0
      Class D .........................................................................                    NA                   NA
      Administrator Class .............................................................            (1,154,819)            (114,943)
      Institutional Class .............................................................                    NA                   NA
   Net realized gain on sales of investments
      Class A .........................................................................            (5,705,981)          (5,803,424)
      Class B .........................................................................              (967,402)            (991,292)
      Class C .........................................................................              (350,304)            (341,400)
      Administrator Class .............................................................           (29,100,468)         (19,838,953)
      Institutional Class .............................................................                    NA                   NA
                                                                                          ----------------------------------------
Total distributions to shareholders ...................................................           (37,295,082)         (27,090,012)
                                                                                          ----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ................................................            13,321,126           32,409,896
   Reinvestment of distributions - Class A ............................................             5,632,380            5,610,555
   Cost of shares redeemed - Class A ..................................................           (27,158,674)         (52,615,902)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ..........................................................................            (8,205,168)         (14,595,451)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class B ................................................                87,326              294,097
   Reinvestment of distributions - Class B ............................................               946,526              954,080
   Cost of shares redeemed - Class B ..................................................            (2,185,625)          (4,113,588)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ..........................................................................            (1,151,773)          (2,865,411)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class C ................................................               191,589              263,708
   Reinvestment of distributions - Class C ............................................               320,115              314,131
   Cost of shares redeemed - Class C ..................................................            (1,024,600)          (1,463,659)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ..........................................................................              (512,896)            (885,820)
                                                                                          ----------------------------------------
   Proceeds from shares sold - Class Z ................................................                    NA                   NA
   Reinvestment of distributions - Class Z ............................................                    NA                   NA
   Cost of shares redeemed - Class Z ..................................................                    NA                   NA
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z ..........................................................................                    NA                   NA
                                                                                          ----------------------------------------
   Proceeds from shares sold - Administrator Class ....................................            50,696,993          295,092,069
   Reinvestment of distributions - Administrator Class ................................            29,796,871           19,453,705
   Cost of shares redeemed - Administrator Class ......................................           (88,952,010)        (255,697,442)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..............................................................            (8,458,146)          58,848,332
                                                                                          ----------------------------------------
   Proceeds from shares sold - Institutional Class ....................................                    NA                   NA
   Reinvestment of distributions - Institutional Class ................................                    NA                   NA
   Cost of shares redeemed - Institutional Class ......................................                    NA                   NA
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..............................................................                    NA                   NA
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total ..............................................................................           (18,327,983)          40,501,650
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................          (131,960,373)          35,525,063
                                                                                          ========================================
ENDING NET ASSETS .....................................................................   $       275,957,592   $      407,917,965
                                                                                          ========================================

58 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                   LARGE CAP APPRECIATION FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................         745,570            1,404,038
   Shares issued in reinvestment of distributions - Class A ...............................         178,175              238,752
   Shares redeemed - Class A ..............................................................        (890,634)          (2,173,307)
                                                                                                 -------------------------------
   Net increase (decrease) in shares outstanding - Class A ................................          33,111             (530,517)
                                                                                                 -------------------------------
   Shares sold - Class B ..................................................................          40,400               26,640
   Shares issued in reinvestment of distributions - Class B ...............................          20,325               24,959
   Shares redeemed - Class B ..............................................................         (83,174)             (96,959)
                                                                                                 -------------------------------
   Net increase (decrease) in shares outstanding - Class B ................................         (22,449)             (45,360)
                                                                                                 -------------------------------
   Shares sold - Class C ..................................................................           6,496               10,224
   Shares issued in reinvestment of distributions - Class C ...............................           5,010                5,870
   Shares redeemed - Class C ..............................................................         (16,483)             (31,729)
                                                                                                 -------------------------------
   Net increase (decrease) in shares outstanding - Class C ................................          (4,977)             (15,635)
                                                                                                 -------------------------------
   Shares sold - Class Z ..................................................................              NA                   NA
   Shares issued in reinvestment of distributions - Class Z ...............................              NA                   NA
   Shares redeemed - Class Z ..............................................................              NA                   NA
                                                                                                 -------------------------------
   Net increase (decrease) in shares outstanding - Class Z ................................              NA                   NA
                                                                                                 -------------------------------
   Shares sold - Administrator Class ......................................................         425,524            1,223,753
   Shares issued in reinvestment of distributions - Administrator Class ...................         273,693              289,624
   Shares redeemed - Administrator Class ..................................................        (469,521)          (1,872,493)
                                                                                                 -------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ....................         229,696             (359,116)
                                                                                                 -------------------------------
   Shares sold - Institutional Class ......................................................         491,982            2,159,330
   Shares issued in reinvestment of distributions - Institutional Class ...................          54,670                   71
   Shares redeemed - Institutional Class ..................................................        (490,287)          (1,442,439)
                                                                                                 -------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................          56,365              716,962
                                                                                                 -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...      $  291,746         $   (233,666)
                                                                                                 ===============================

Ending balance of undistributed net investment income (loss) ..............................          12,929               13,559
                                                                                                 -------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 59


                                                                                                    LARGE COMPANY GROWTH FUND
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               March 31, 2008        Year Ended
                                                                                                (Unaudited)      September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................        1,272,709           2,100,175
   Shares issued in reinvestment of distributions - Class A ...............................                0                   0
   Shares redeemed - Class A ..............................................................       (1,790,835)         (4,011,168)
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Class A ................................         (518,126)         (1,910,993)
                                                                                              ----------------------------------
   Shares sold - Class B ..................................................................           20,493              37,648
   Shares issued in reinvestment of distributions - Class B ...............................                0                   0
   Shares redeemed - Class B ..............................................................         (370,536)         (1,190,756)
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Class B ................................         (350,043)         (1,153,108)
                                                                                              ----------------------------------
   Shares sold - Class C ..................................................................            3,203               7,460
   Shares issued in reinvestment of distributions - Class C ...............................                0                   0
   Shares redeemed - Class C ..............................................................          (46,171)            (99,632)
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Class C ................................          (42,968)            (92,172)
                                                                                              ----------------------------------
   Shares sold - Class Z ..................................................................           40,862             102,159
   Shares issued in reinvestment of distributions - Class Z ...............................                0                  18
   Shares redeemed - Class Z ..............................................................         (128,623)           (529,292)
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Class Z ................................          (87,761)           (427,115)
                                                                                              ----------------------------------
   Shares sold - Administrator Class ......................................................        2,506,326           5,297,812
   Shares issued in reinvestment of distributions - Administrator Class ...................                0                  80
   Shares redeemed - Administrator Class ..................................................       (5,519,334)        (15,866,181)
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ....................       (3,013,008)        (10,568,289)
                                                                                              ----------------------------------
   Shares sold - Institutional Class ......................................................          339,938           2,382,624
   Shares issued in reinvestment of distributions - Institutional Class ...................                0                   0
   Shares redeemed - Institutional Class ..................................................       (1,200,421)         (1,217,267)
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................         (860,483)          1,165,357
                                                                                              ----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...   $   (4,872,389)       $(12,986,320)
                                                                                              ==================================

Ending balance of undistributed net investment income (loss) ..............................        2,285,373           2,771,375
                                                                                              ----------------------------------
                                                                                                    SMALL COMPANY GROWTH FUND
                                                                                              -------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................           27,452              53,304
   Shares issued in reinvestment of distributions - Class A ...............................           20,198              17,425
   Shares redeemed - Class A ..............................................................          (30,297)            (67,637)
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Class A ................................           17,353               3,092
                                                                                                --------------------------------
   Shares sold - Class B ..................................................................            5,643               1,679
   Shares issued in reinvestment of distributions - Class B ...............................            4,366               4,760
   Shares redeemed - Class B ..............................................................          (10,092)            (10,882)
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Class B ................................              (83)             (4,443)
                                                                                                --------------------------------
   Shares sold - Class C ..................................................................              458               4,143
   Shares issued in reinvestment of distributions - Class C ...............................            1,889               1,372
   Shares redeemed - Class C ..............................................................           (1,389)             (1,599)
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Class C ................................              958               3,916
                                                                                                --------------------------------
   Shares sold - Class Z ..................................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class Z ...............................               NA                  NA
   Shares redeemed - Class Z ..............................................................               NA                  NA
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Class Z ................................               NA                  NA
                                                                                                --------------------------------
   Shares sold - Administrator Class ......................................................          986,142           2,191,039
   Shares issued in reinvestment of distributions - Administrator Class ...................        2,729,168           2,866,446
   Shares redeemed - Administrator Class ..................................................       (2,010,947)         (5,954,776)
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ....................        1,704,363            (897,291)
                                                                                                --------------------------------
   Shares sold - Institutional Class ......................................................               NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ...................               NA                  NA
   Shares redeemed - Institutional Class ..................................................               NA                  NA
                                                                                                --------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................               NA                  NA
                                                                                                --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...     $  1,722,591        $   (894,726)
                                                                                                ================================

Ending balance of undistributed net investment income (loss) ..............................       (2,508,620)           (840,166)
                                                                                                --------------------------------

                                                                                                  SMALL COMPANY VALUE FUND
                                                                                              ---------------------------------
                                                                                                 For the
                                                                                                 For the           For the
                                                                                                Year Ended       Year Ended
                                                                                               (Unaudited)   September 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................      1,095,509           2,019,109
   Shares issued in reinvestment of distributions - Class A ...............................        476,892             356,226
   Shares redeemed - Class A ..............................................................     (2,200,674)         (3,288,816)
                                                                                              --------------------------------
   Net increase (decrease) in shares outstanding - Class A ................................       (628,273)           (913,481)
                                                                                              --------------------------------
   Shares sold - Class B ..................................................................          6,523              19,298
   Shares issued in reinvestment of distributions - Class B ...............................         84,966              63,352
   Shares redeemed - Class B ..............................................................       (186,741)           (270,106)
                                                                                              --------------------------------
   Net increase (decrease) in shares outstanding - Class B ................................        (95,252)           (187,456)
                                                                                              --------------------------------
   Shares sold - Class C ..................................................................         16,372              17,500
   Shares issued in reinvestment of distributions - Class C ...............................         28,762              20,859
   Shares redeemed - Class C ..............................................................        (89,370)            (96,468)
                                                                                              --------------------------------
   Net increase (decrease) in shares outstanding - Class C ................................        (44,236)            (58,109)
                                                                                              --------------------------------
   Shares sold - Class Z ..................................................................             NA                  NA
   Shares issued in reinvestment of distributions - Class Z ...............................             NA                  NA
   Shares redeemed - Class Z ..............................................................             NA                  NA
                                                                                              --------------------------------
   Net increase (decrease) in shares outstanding - Class Z ................................             NA                  NA
                                                                                              --------------------------------
   Shares sold - Administrator Class ......................................................      4,116,949          18,260,519
   Shares issued in reinvestment of distributions - Administrator Class ...................      2,485,891           1,222,806
   Shares redeemed - Administrator Class ..................................................     (7,082,951)        (15,795,039)
                                                                                              --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ....................       (480,111)          3,688,286
                                                                                              --------------------------------
   Shares sold - Institutional Class ......................................................             NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ...................             NA                  NA
   Shares redeemed - Institutional Class ..................................................             NA                  NA
                                                                                              --------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................             NA                  NA
                                                                                              --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...   $ (1,247,872)     $    2,529,240
                                                                                              ================================

Ending balance of undistributed net investment income (loss) ..............................      1,159,259           1,450,176
                                                                                              --------------------------------

60 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                 STRATEGIC SMALL CAP VALUE FUND
                                                                                             -------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                              March 31, 2008       Period Ended
                                                                                                (Unaudited)     September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................      $  343,634          $        0
   Net investment income (loss) ..........................................................             (74)               (354)
   Net realized gain (loss) on investments ...............................................          (7,944)             (2,517)
   Net change in unrealized appreciation (depreciation) of investments ...................         (58,972)               (536)
                                                                                                ------------------------------
Net increase (decrease) in net assets resulting from operations ..........................         (66,990)             (3,407)
                                                                                                ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................               0                   0
      Class C ............................................................................               0                   0
      Administrator Class ................................................................            (379)                  0
   Net realized gain on sales of investments
      Class A ............................................................................            (428)                  0
      Class C ............................................................................            (344)                  0
      Administrator Class ................................................................             (20)                  0
                                                                                                ------------------------------
Total distributions to shareholders ......................................................          (1,171)                  0
                                                                                                ------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................         159,883             212,672
   Reinvestment of distributions - Class A ...............................................             428                   0
   Cost of shares redeemed - Class A .....................................................          (6,431)             (9,079)
                                                                                                ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Class A ............................................................................         153,880             203,593
                                                                                                ------------------------------
   Proceeds from shares sold - Class C ...................................................         110,869             179,680
   Reinvestment of distributions - Class C ...............................................             338                   0
   Cost of shares redeemed - Class C .....................................................               0             (50,524)
                                                                                                ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Class C ............................................................................         111,207             129,156
                                                                                                ------------------------------
   Proceeds from shares sold - Administrator Class .......................................               0              14,292
   Reinvestment of distributions - Administrator Class ...................................             398                   0
   Cost of shares redeemed - Administrator Class .........................................          (4,493)                  0
                                                                                                ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ................................................................          (4,095)             14,292
                                                                                                ------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ...         260,992             347,041
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         192,831             343,634
                                                                                                ==============================
ENDING NET ASSETS ........................................................................      $  536,465          $  343,634
                                                                                                ==============================
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................          17,674              20,473
   Shares issued in reinvestment of distributions - Class A ..............................              45                   0
   Shares redeemed - Class A .............................................................            (632)               (844)
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................          17,087              19,629
                                                                                                ------------------------------
   Shares sold - Class C .................................................................          11,988              17,122
   Shares issued in reinvestment of distributions - Class C ..............................              36                   0
   Shares redeemed - Class C .............................................................               0              (4,848)
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Class C ...............................          12,024              12,274
                                                                                                ------------------------------
   Shares sold - Administrator Class .....................................................               0               1,417
   Shares issued in reinvestment of distributions - Administrator Class ..................              43                   0
   Shares redeemed - Administrator Class .................................................            (417)                  0
                                                                                                ------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................            (374)              1,417
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..      $   28,737          $   33,320
                                                                                                ==============================

Ending balance of undistributed net investment income (loss) .............................            (791)               (338)
                                                                                                ------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

62 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized     from Net      Distributions
                                                         Value Per    Investment       Gain (Loss)     Investment        from Net
                                                           Share     Income (Loss)   on Investments      Income       Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 10.19        0.05 7          (1.34)           (0.09)          (0.40)
October 1, 2006 to September 30, 2007 ................    $  9.67        0.09 7           0.98            (0.11)          (0.44)
October 1, 2005 to September 30, 2006 ................    $  8.62        0.11             1.16            (0.04)          (0.18)
November 1, 2004 8 to September 30, 2005 .............    $  8.27        0.05 7           0.40            (0.03)          (0.07)
July 26, 2004 9 to October 31, 2004 ..................    $  8.01        0.00             0.26             0.00            0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 10.08        0.01 7          (1.33)            0.00           (0.40)
October 1, 2006 to September 30, 2007 ................    $  9.58        0.02 7           0.96            (0.04)          (0.44)
October 1, 2005 to September 30, 2006 ................    $  8.56        0.05             1.15             0.00           (0.18)
November 1, 2004 8 to September 30, 2005 .............    $  8.26       (0.01) 7          0.40            (0.02)          (0.07)
July 26, 2004 9 to October 31, 2004 ..................    $  8.01       (0.01)            0.26             0.00            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 10.08        0.01 7          (1.33)           (0.01)          (0.40)
October 1, 2006 to September 30, 2007 ................    $  9.58        0.02 7           0.96            (0.04)          (0.44)
October 1, 2005 to September 30, 2006 ................    $  8.56        0.05             1.15             0.00           (0.18)
November 1, 2004 8 to September 30, 2005 .............    $  8.26       (0.01) 7          0.40            (0.02)          (0.07)
July 26, 2004 9 to October 31, 2004 ..................    $  8.01       (0.01)            0.26             0.00            0.00

Class D
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 10.19        0.05 7          (1.34)           (0.09)          (0.40)
October 1, 2006 to September 30, 2007 ................    $  9.67        0.10 7           0.97            (0.11)          (0.44)
October 1, 2005 to September 30, 2006 ................    $  8.62        0.11             1.16            (0.04)          (0.18)
November 1, 2004 8 to September 30, 2005 .............    $  8.27        0.05 7           0.40            (0.03)          (0.07)
November 1, 2003 to October 31, 2004 .................    $  7.42        0.03             0.85            (0.03)           0.00
November 1, 2002 to October 31, 2003 .................    $  6.49        0.05             1.61            (0.05)          (0.68)
November 1, 2001 to October 31, 2002 .................    $  7.13        0.05            (0.38)           (0.05)          (0.26)

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 10.22        0.06 7          (1.34)           (0.12)          (0.40)
October 1, 2006 to September 30, 2007 ................    $  9.69        0.12 7           0.98            (0.13)          (0.44)
October 1, 2005 to September 30, 2006 ................    $  8.64        0.13             1.16            (0.06)          (0.18)
November 1, 2004 8 to September 30, 2005 .............    $  8.27        0.07 7           0.41            (0.04)          (0.07)
July 26, 2004 9 to October 31, 2004 ..................    $  8.01        0.01             0.25             0.00            0.00

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 10.27        0.07 7          (1.34)           (0.14)          (0.40)
October 1, 2006 to September 30, 2007 ................    $  9.74        0.15 7           0.97            (0.15)          (0.44)
October 1, 2005 to September 30, 2006 ................    $  8.67        0.16             1.17            (0.08)          (0.18)
November 1, 2004 8 to September 30, 2005 .............    $  8.28        0.09 7           0.41            (0.04)          (0.07)
July 26, 2004 9 to October 31, 2004 ..................    $  8.01        0.02             0.25             0.00            0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Calculated on the basis of the Fund as a whole without distinguising between the clases of shares issued.

4 Includes net expenses allocated from Portfolio(s) in which the Fund invests.

5 Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

6 Portfolio turnover rate is canculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

7     Calculated based upon average shares outstanding.

8     The Fund changed its fiscal year end from October 31 to September 30.

9     Commencement of operations.

10 Effective July 9, 2007, the investment adviser voluntarily waived expenses to further lower the net operating expense ratios by an additional 0.02% with respect to Class A, Class B and Class C shares of the Fund.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 63


                                                                       Ending       Ratio to Average Net Assets (Annualized) 1
                                                                      Net Asset  ------------------------------------------------
                                                            Return    Value Per  Net Investment    Gross     Expenses     Net
                                                          of Capital    Share     Income (Loss)  Expenses 4   Waived   Expenses 4
---------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .........      0.00      $  8.41        1.05%         1.32%     (0.12)%     1.20%
October 1, 2006 to September 30, 2007 .................      0.00      $ 10.19        0.94%         1.30%     (0.10)%     1.20%
October 1, 2005 to September 30, 2006 .................      0.00      $  9.67        1.25%         1.30%     (0.10)%     1.20%
November 1, 2004 8 to September 30, 2005 ..............      0.00      $  8.62        0.63%         1.35%     (0.15)%     1.20%
July 26, 2004 9 to October 31, 2004 ...................      0.00      $  8.27        0.18%         1.60%     (0.40)%     1.20%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .........      0.00      $  8.36        0.29%         2.07%     (0.12)%     1.95%
October 1, 2006 to September 30, 2007 .................      0.00      $ 10.08        0.18%         2.05%     (0.10)%     1.95%
October 1, 2005 to September 30, 2006 .................      0.00      $  9.58        0.48%         2.05%     (0.10)%     1.95%
November 1, 2004 8 to September 30, 2005 ..............      0.00      $  8.56       (0.11)%        2.10%     (0.15)%     1.95%
July 26, 2004 9 to October 31, 2004 ...................      0.00      $  8.26       (0.60)%        2.35%     (0.40)%     1.95%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .........      0.00      $  8.35        0.29%         2.06%     (0.11)%     1.95%
October 1, 2006 to September 30, 2007 .................      0.00      $ 10.08        0.19%         2.05%     (0.10)%     1.95%
October 1, 2005 to September 30, 2006 .................      0.00      $  9.58        0.49%         2.05%     (0.10)%     1.95%
November 1, 2004 8 to September 30, 2005 ..............      0.00      $  8.56       (0.12)%        2.10%     (0.15)%     1.95%
July 26, 2004 9 to October 31, 2004 ...................      0.00      $  8.26       (0.58)%        2.35%     (0.40)%     1.95%

Class D
October 1, 2007 to March 31, 2008 (Unaudited) .........      0.00      $  8.41        1.07%         1.32%     (0.12)%     1.20%
October 1, 2006 to September 30, 2007 .................      0.00      $ 10.19        0.95%         1.30%     (0.10)%     1.20%
October 1, 2005 to September 30, 2006 .................      0.00      $  9.67        1.22%         1.30%     (0.10)%     1.20%
November 1, 2004 8 to September 30, 2005 ..............      0.00      $  8.62        0.67%         1.35%     (0.15)%     1.20%
November 1, 2003 to October 31, 2004 ..................      0.00      $  8.27        0.40%         1.30%     (0.14)%     1.16%
November 1, 2002 to October 31, 2003 ..................      0.00      $  7.42        0.76%         1.20%     (0.04)%     1.16%
November 1, 2001 to October 31, 2002 ..................      0.00      $  6.49        0.59%         1.60%     (0.46)%     1.14%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .........      0.00      $  8.42        1.33%         1.14%     (0.19)%     0.95%
October 1, 2006 to September 30, 2007 .................      0.00      $ 10.22        1.23%         1.12%     (0.17)%     0.95%
October 1, 2005 to September 30, 2006 .................      0.00      $  9.69        1.48%         1.12%     (0.17)%     0.95%
November 1, 2004 8 to September 30, 2005 ..............      0.00      $  8.64        0.83%         1.13%     (0.18)%     0.95%
July 26, 2004 9  to October 31, 2004 ..................      0.00      $  8.27        0.47%         1.39%     (0.44)%     0.95%

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .........      0.00      $  8.46        1.59%         0.87%     (0.17)%     0.70%
October 1, 2006 to September 30, 2007 .................      0.00      $ 10.27        1.45%         0.85%     (0.15)%     0.70%
October 1, 2005 to September 30, 2006 .................      0.00      $  9.74        1.74%         0.85%     (0.15)%     0.70%
November 1, 2004 8 to September 30, 2005 ..............      0.00      $  8.67        1.14%         0.90%     (0.20)%     0.70%
July 26, 2004 9 to October 31, 2004 ...................      0.00      $  8.28        0.91%         1.22%     (0.52)%     0.70%

                                                                     Portfolio    Net Assets at
                                                           Total      Turnover    End of Period
                                                          Return 2     Rate 3    (000's omitted)
------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .........   (13.07)%     10% 5        $  55,326
October 1, 2006 to September 30, 2007 .................    11.20%      24% 5        $  72,865
October 1, 2005 to September 30, 2006 .................    15.02%      29% 5        $  57,288
November 1, 2004 8 to September 30, 2005 ..............     5.45%      25% 5        $  51,719
July 26, 2004 9 to October 31, 2004 ...................     3.25%      30%          $  11,408

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .........   (13.42)%     10% 5        $  17,375
October 1, 2006 to September 30, 2007 .................    10.33%      24% 5        $  25,029
October 1, 2005 to September 30, 2006 .................    14.20%      29% 5        $  26,082
November 1, 2004 8 to September 30, 2005 ..............     4.70%      25% 5        $  24,296
July 26, 2004 9 to October 31, 2004 ...................     3.12%      30%          $   5,790

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .........   (13.43)%     10% 5        $  11,978
October 1, 2006 to September 30, 2007 .................    10.34%      24% 5        $  16,926
October 1, 2005 to September 30, 2006 .................    14.20%      29% 5        $  15,120
November 1, 2004 8 to September 30, 2005 ..............     4.71%      25% 5        $  13,075
July 26, 2004 9 to October 31, 2004 ...................     3.12%      30%          $   2,732

Class D
October 1, 2007 to March 31, 2008 (Unaudited) .........   (13.04)%     10% 5        $ 188,684
October 1, 2006 to September 30, 2007 .................    11.20%      24% 5        $ 222,142
October 1, 2005 to September 30, 2006 .................    15.01%      29% 5        $ 163,397
November 1, 2004 8 to September 30, 2005 ..............     5.44%      25% 5        $ 163,464
November 1, 2003 to October 31, 2004 ..................    11.88%      30%          $  50,790
November 1, 2002 to October 31, 2003 ..................    28.34%      26%          $  20,419
November 1, 2001 to October 31, 2002 ..................    (5.14)%     39%          $  14,383

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .........   (12.97)%     10% 5        $ 313,879
October 1, 2006 to September 30, 2007 .................    11.52%      24% 5        $ 590,511
October 1, 2005 to September 30, 2006 .................    15.24%      29% 5        $ 241,435
November 1, 2004 8 to September 30, 2005 ..............     5.74%      25% 5        $ 201,181
July 26, 2004 9  to October 31, 2004 ..................     3.37%      30%          $   9,627

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited)             (12.78)%     10% 5        $  31,652
October 1, 2006 to September 30, 2007                      11.69%      24% 5        $  57,189
October 1, 2005 to September 30, 2006                      15.63%      29% 5        $  70,113
November 1, 2004 8 to September 30, 2005                    6.05%      25% 5        $  63,303
July 26, 2004 9 to October 31, 2004                         3.37%      30%          $  15,030

64 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                                      Beginning                    Net Realized    Distributions
                                                      Net Asset        Net        and Unrealized     from Net      Distributions
                                                      Value Per     Investment     Gain (Loss)      Investment        from Net
                                                        Share     Income (Loss)   on Investments      Income       Realized Gains
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 42.92        0.11 7          (5.60)           (0.25)          (5.77)
October 1, 2006 to September 30, 2007 .............    $ 40.36        0.23 7           6.33            (0.21)          (3.79)
October 1, 2005 to September 30, 2006 .............    $ 41.90        0.22 7           3.31            (0.12)          (4.96)
October 1, 2004 to September 30, 2005 .............    $ 39.91        0.28 7           5.22            (0.32)          (3.19)
October 1, 2003 to September 30, 2004 .............    $ 35.61        0.15             4.41            (0.26)           0.00
October 1, 2002 to September 30, 2003 .............    $ 29.00        0.13             6.59            (0.11)           0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 40.68       (0.03) 7         (5.28)            0.00           (5.77)
October 1, 2006 to September 30, 2007 .............    $ 38.53       (0.08) 7          6.02             0.00           (3.79)
October 1, 2005 to September 30, 2006 .............    $ 40.38       (0.07) 7          3.18             0.00           (4.96)
October 1, 2004 to September 30, 2005 .............    $ 38.55       (0.01) 7          5.03             0.00           (3.19)
October 1, 2003 to September 30, 2004 .............    $ 34.43       (0.40)            4.52             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $ 28.15       (0.19)            6.47             0.00            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 41.38       (0.03) 7         (5.39)            0.00           (5.77)
October 1, 2006 to September 30, 2007 .............    $ 39.13       (0.07) 7          6.11             0.00           (3.79)
October 1, 2005 to September 30, 2006 .............    $ 40.94       (0.07) 7          3.22             0.00           (4.96)
October 1, 2004 to September 30, 2005 .............    $ 39.04       (0.02) 7          5.11             0.00           (3.19)
October 1, 2003 to September 30, 2004 .............    $ 34.90       (0.37)            4.54            (0.03)           0.00
October 1, 2002 to September 30, 2003 .............    $ 28.56       (0.05)            6.39             0.00            0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 43.03        0.15 7          (5.60)           (0.34)          (5.77)
October 1, 2006 to September 30, 2007 .............    $ 40.46        0.33 7           6.33            (0.30)          (3.79)
October 1, 2005 to September 30, 2006 .............    $ 41.98        0.32 7           3.33            (0.21)          (4.96)
October 1, 2004 to September 30, 2005 .............    $ 39.96        0.39 7           5.22            (0.40)          (3.19)
October 1, 2003 to September 30, 2004 .............    $ 35.64        0.26             4.39            (0.33)           0.00
October 1, 2002 to September 30, 2003 .............    $ 29.04        0.24             6.57            (0.21)           0.00

DIVERSIFIED SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 14.89        0.00            (2.44)           (0.01)          (1.64)
October 1, 2006 to September 30, 2007 .............    $ 14.66       (0.03)            1.96             0.00           (1.70)
October 1, 2005 to September 30, 2006 .............    $ 14.97       (0.02)            1.01             0.00           (1.30)
October 1, 2004 to September 30, 2005 .............    $ 13.41       (0.02)            2.63             0.00           (1.05)
October 1, 2003 to September 30, 2004 .............    $ 11.32       (0.04)            2.21             0.00           (0.08)
October 1, 2002 to September 30, 2003 .............    $  8.70       (0.01)            2.71             0.00           (0.08)

EMERGING GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 12.40       (0.04) 7         (2.83)            0.00           (0.10)
January 31, 2007 9  to September 30, 2007 .........    $ 10.00       (0.06)            2.46             0.00            0.00

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 12.38       (0.06) 7         (2.82)            0.00           (0.10)
January 31, 2007 9  to September 30, 2007 .........    $ 10.00       (0.05)            2.43             0.00            0.00

EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 31.80        0.18 7          (3.38)           (0.17)          (9.84)
October 1, 2006 to September 30, 2007 .............    $ 32.01        0.43 7           4.15            (0.51)          (4.28)
October 1, 2005 to September 30, 2006 .............    $ 36.21        0.44             2.85            (0.46)          (7.03)
October 1, 2004 to September 30, 2005 .............    $ 34.49        0.52             3.74            (0.52)          (2.02)
October 1, 2003 to September 30, 2004 .............    $ 31.32        0.45             4.59            (0.47)          (1.40)
October 1, 2002 to September 30, 2003 .............    $ 28.74        0.46             5.04            (0.46)          (2.46)

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 31.77        0.10 7          (3.40)           (0.04)          (9.84)
October 1, 2006 to September 30, 2007 .............    $ 32.03        0.20 7           4.14            (0.32)          (4.28)
October 1, 2005 to September 30, 2006 .............    $ 36.23        0.22             2.82            (0.21)          (7.03)
October 1, 2004 to September 30, 2005 .............    $ 34.49        0.25             3.74            (0.23)          (2.02)
October 1, 2003 to September 30, 2004 .............    $ 31.31        0.21             4.57            (0.20)          (1.40)
October 1, 2002 to September 30, 2003 .............    $ 28.72        0.25             5.02            (0.22)          (2.46)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 65


                                                                     Ending         Ratio to Average Net Assets (Annualized) 1
                                                                   Net Asset   ---------------------------------------------------
                                                        Return     Value Per   Net Investment      Gross     Expenses       Net
                                                      of Capital     Share      Income (Loss)   Expenses 4    Waived    Expenses 4
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 31.41         0.59%          1.42%      (0.17)%      1.25%
October 1, 2006 to September 30, 2007 .............      0.00       $ 42.92         0.57%          1.43%      (0.18)%      1.25%
October 1, 2005 to September 30, 2006 .............      0.00       $ 40.36         0.57%          1.42%      (0.17)%      1.25%
October 1, 2004 to September 30, 2005 .............      0.00       $ 41.90         0.69%          1.41%      (0.16)%      1.25%
October 1, 2003 to September 30, 2004 .............      0.00       $ 39.91         0.37%          1.37%      (0.12)%      1.25%
October 1, 2002 to September 30, 2003 .............      0.00       $ 35.61         0.42%          1.54%      (0.29)%      1.25%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 29.60        (0.17)%         2.17%      (0.17)%      2.00%
October 1, 2006 to September 30, 2007 .............      0.00       $ 40.68        (0.19)%         2.18%      (0.18)%      2.00%
October 1, 2005 to September 30, 2006 .............      0.00       $ 38.53        (0.19)%         2.17%      (0.17)%      2.00%
October 1, 2004 to September 30, 2005 .............      0.00       $ 40.38        (0.03)%         2.16%      (0.16)%      2.00%
October 1, 2003 to September 30, 2004 .............      0.00       $ 38.55        (0.40)%         2.12%      (0.12)%      2.00%
October 1, 2002 to September 30, 2003 .............      0.00       $ 34.43        (0.33)%         2.31%      (0.31)%      2.00%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 30.19        (0.16)%         2.16%      (0.16)%      2.00%
October 1, 2006 to September 30, 2007 .............      0.00       $ 41.38        (0.18)%         2.18%      (0.18)%      2.00%
October 1, 2005 to September 30, 2006 .............      0.00       $ 39.13        (0.19)%         2.17%      (0.17)%      2.00%
October 1, 2004 to September 30, 2005 .............      0.00       $ 40.94        (0.04)%         2.16%      (0.16)%      2.00%
October 1, 2003 to September 30, 2004 .............      0.00       $ 39.04        (0.38)%         2.12%      (0.12)%      2.00%
October 1, 2002 to September 30, 2003 .............      0.00       $ 34.90        (0.33)%         2.28%      (0.28)%      2.00%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 31.47         0.84%          1.24%      (0.24)%      1.00%
October 1, 2006 to September 30, 2007 .............      0.00       $ 43.03         0.81%          1.25%      (0.25)%      1.00%
October 1, 2005 to September 30, 2006 .............      0.00       $ 40.46         0.82%          1.24%      (0.24)%      1.00%
October 1, 2004 to September 30, 2005 .............      0.00       $ 41.98         0.96%          1.15%      (0.15)%      1.00%
October 1, 2003 to September 30, 2004 .............      0.00       $ 39.96         0.61%          1.04%      (0.04)%      1.00%
October 1, 2002 to September 30, 2003 .............      0.00       $ 35.64         0.67%          1.17%      (0.17)%      1.00%

DIVERSIFIED SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 10.80        (0.02)%         1.32%      (0.12)%      1.20%
October 1, 2006 to September 30, 2007 .............      0.00       $ 14.89        (0.21)%         1.36%      (0.16)%      1.20%
October 1, 2005 to September 30, 2006 .............      0.00       $ 14.66        (0.14)%         1.31%      (0.11)%      1.20%
October 1, 2004 to September 30, 2005 .............      0.00       $ 14.97        (0.17)%         1.26%      (0.07)%      1.19%
October 1, 2003 to September 30, 2004 .............      0.00       $ 13.41        (0.33)%         1.21%      (0.01)%      1.20%
October 1, 2002 to September 30, 2003 .............      0.00       $ 11.32        (0.13)%         1.27%      (0.10)%      1.17%

EMERGING GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $  9.43        (0.73)%         3.32%      (2.12)%      1.20%
January 31, 2007 9  to September 30, 2007 .........      0.00       $ 12.40        (0.80)%        10.20%      (9.00)%      1.20%

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $  9.40        (1.01)%         3.65%      (2.16)%      1.49%
January 31, 2007 9  to September 30, 2007 .........      0.00       $ 12.38        (1.12)%         5.86%      (4.37)%      1.49%

EQUITY INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 18.59         1.58%          1.19%      (0.09)%      1.10%
October 1, 2006 to September 30, 2007 .............      0.00       $ 31.80         1.38%          1.22%      (0.12)%      1.10%
October 1, 2005 to September 30, 2006 .............      0.00       $ 32.01         1.43%          1.31%      (0.21)%      1.10%
October 1, 2004 to September 30, 2005 .............      0.00       $ 36.21         1.49%          1.22%      (0.12)%      1.10%
October 1, 2003 to September 30, 2004 .............      0.00       $ 34.49         1.32%          1.18%      (0.08)%      1.10%
October 1, 2002 to September 30, 2003 .............      0.00       $ 31.32         1.57%          1.33%      (0.23)%      1.10%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 18.59         0.83%          1.94%      (0.09)%      1.85%
October 1, 2006 to September 30, 2007 .............      0.00       $ 31.77         0.64%          1.97%      (0.12)%      1.85%
October 1, 2005 to September 30, 2006 .............      0.00       $ 32.03         0.69%          2.06%      (0.21)%      1.85%
October 1, 2004 to September 30, 2005 .............      0.00       $ 36.23         0.76%          1.97%      (0.12)%      1.85%
October 1, 2003 to September 30, 2004 .............      0.00       $ 34.49         0.57%          1.93%      (0.08)%      1.85%
October 1, 2002 to September 30, 2003 .............      0.00       $ 31.31         0.82%          2.13%      (0.28)%      1.85%

                                                                 Portfolio    Net Assets at
                                                       Total      Turnover    End of Period
                                                      Return 2     Rate 3    (000's omitted)
--------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....   (14.33)%      16% 6      $   108,878
October 1, 2006 to September 30, 2007 .............    17.16%       36% 6      $   131,810
October 1, 2005 to September 30, 2006 .............     9.02%       35% 6      $   119,122
October 1, 2004 to September 30, 2005 .............    14.27%       42% 6      $   118,140
October 1, 2003 to September 30, 2004 .............    12.82%       32% 6      $   101,649
October 1, 2002 to September 30, 2003 .............    23.21%       32% 6      $    76,292

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....   (14.63)%      16% 6      $    28,418
October 1, 2006 to September 30, 2007 .............    16.24%       36% 6      $    41,273
October 1, 2005 to September 30, 2006 .............     8.21%       35% 6      $    51,171
October 1, 2004 to September 30, 2005 .............    13.44%       42% 6      $    65,245
October 1, 2003 to September 30, 2004 .............    11.97%       32% 6      $    81,966
October 1, 2002 to September 30, 2003 .............    22.31%       32% 6      $    92,300

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .....   (14.65)%      16% 6      $     4,813
October 1, 2006 to September 30, 2007 .............    16.25%       36% 6      $     6,504
October 1, 2005 to September 30, 2006 .............     8.20%       35% 6      $     6,451
October 1, 2004 to September 30, 2005 .............    13.45%       42% 6      $     7,170
October 1, 2003 to September 30, 2004 .............    11.92%       32% 6      $     7,798
October 1, 2002 to September 30, 2003 .............    22.23%       32% 6      $     9,463

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....   (14.21)%      16% 6      $   860,400
October 1, 2006 to September 30, 2007 .............    17.41%       36% 6      $ 1,084,181
October 1, 2005 to September 30, 2006 .............     9.30%       35% 6      $ 1,145,044
October 1, 2004 to September 30, 2005 .............    14.57%       42% 6      $ 1,180,748
October 1, 2003 to September 30, 2004 .............    13.08%       32% 6      $ 1,178,146
October 1, 2002 to September 30, 2003 .............    23.55%       32% 6      $ 1,152,692

DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....   (17.56)%      27% 6      $   593,969
October 1, 2006 to September 30, 2007 .............    13.75%       67% 6      $   757,352
October 1, 2005 to September 30, 2006 .............     6.93%       63% 6      $   679,774
October 1, 2004 to September 30, 2005 .............    20.09%       75% 6      $   564,318
October 1, 2003 to September 30, 2004 .............    19.23%       75% 6      $   441,080
October 1, 2002 to September 30, 2003 .............    31.32%       84% 6      $   285,650

EMERGING GROWTH FUND
--------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....   (23.31)%      95% 5      $        18
January 31, 2007 9  to September 30, 2007 .........    24.00%      125% 5      $        18

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) .....   (23.43)%      95% 5      $     4,733
January 31, 2007 9  to September 30, 2007 .........    23.80%      125% 5      $     3,242

EQUITY INCOME FUND
--------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....   (13.09)%       3% 5      $   135,118
October 1, 2006 to September 30, 2007 .............    15.36%       16% 5      $   172,385
October 1, 2005 to September 30, 2006 .............    10.73%        7% 5      $   172,361
October 1, 2004 to September 30, 2005 .............    12.74%       20% 5      $   185,533
October 1, 2003 to September 30, 2004 .............    16.43%       11% 5      $   186,501
October 1, 2002 to September 30, 2003 .............    20.12%        9% 5      $   161,962

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....   (13.43)%       3% 5      $    14,725
October 1, 2006 to September 30, 2007 .............    14.49%       16% 5      $    23,822
October 1, 2005 to September 30, 2006 .............     9.88%        7% 5      $    39,233
October 1, 2004 to September 30, 2005 .............    11.91%       20% 5      $    59,606
October 1, 2003 to September 30, 2004 .............    15.56%       11% 5      $    80,298
October 1, 2002 to September 30, 2003 .............    19.22%        9% 5      $    98,690

66 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized     from Net      Distributions
                                                         Value Per    Investment       Gain (Loss)     Investment       from Net
                                                           Share     Income (Loss)   on Investments      Income       Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND (continued)
------------------------------------------------------------------------------------------------------------------------------------
Class C
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 33.37         0.10 7         (3.61)           (0.04)          (9.84)
October 1, 2006 to September 30, 2007 ................    $ 33.43         0.21 7          4.33            (0.32)          (4.28)
October 1, 2005 to September 30, 2006 ................    $ 37.49         0.23            2.94            (0.20)          (7.03)
October 1, 2004 to September 30, 2005 ................    $ 35.61         0.27            3.86            (0.23)          (2.02)
October 1, 2003 to September 30, 2004 ................    $ 32.26         0.22            4.70            (0.17)          (1.40)
October 1, 2002 to September 30, 2003 ................    $ 29.52         0.25            5.19            (0.24)          (2.46)

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 31.77         0.22 7         (3.39)           (0.20)          (9.84)
October 1, 2006 to September 30, 2007 ................    $ 31.96         0.51 7          4.14            (0.56)          (4.28)
October 1, 2005 to September 30, 2006 ................    $ 36.17         0.53            2.82            (0.53)          (7.03)
October 1, 2004 to September 30, 2005 ................    $ 34.45         0.62            3.73            (0.61)          (2.02)
October 1, 2003 to September 30, 2004 ................    $ 31.28         0.54            4.59            (0.56)          (1.40)
October 1, 2002 to September 30, 2003 ................    $ 28.72         0.55            5.02            (0.55)          (2.46)

EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 17.53         0.09 7         (2.43)           (0.12)          (1.17)
October 1, 2006 to September 30, 2007 ................    $ 15.12         0.12 7          2.77            (0.10)          (0.38)
October 1, 2005 to September 30, 2006 ................    $ 13.82         0.09            1.32            (0.08)          (0.03)
October 1, 2004 to September 30, 2005 ................    $ 11.48         0.10 7          2.31            (0.07)           0.00
October 1, 2003 to September 30, 2004 ................    $  9.82         0.05            1.62            (0.01)           0.00
August 29, 2003 9  to September 30, 2003 .............    $ 10.00         0.00           (0.18)            0.00            0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 17.31         0.03 7         (2.40)            0.00           (1.17)
October 1, 2006 to September 30, 2007 ................    $ 14.95         0.00 7          2.74             0.00           (0.38)
October 1, 2005 to September 30, 2006 ................    $ 13.69         0.00            1.29             0.00           (0.03)
October 1, 2004 to September 30, 2005 ................    $ 11.40         0.01 7          2.28             0.00            0.00
October 1, 2003 to September 30, 2004 ................    $  9.81         0.00            1.59             0.00            0.00
August 29, 2003 9  to September 30, 2003 .............    $ 10.00        (0.01)          (0.18)            0.00            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 17.29         0.03 7         (2.41)            0.00           (1.17)
October 1, 2006 to September 30, 2007 ................    $ 14.95         0.00 7          2.74            (0.02)          (0.38)
October 1, 2005 to September 30, 2006 ................    $ 13.69        (0.01)           1.30             0.00           (0.03)
October 1, 2004 to September 30, 2005 ................    $ 11.40         0.01 7          2.29            (0.01)           0.00
October 1, 2003 to September 30, 2004 ................    $  9.81         0.00            1.59             0.00            0.00
August 29, 2003 9  to September 30, 2003 .............    $ 10.00        (0.01)          (0.18)            0.00            0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 17.82         0.10 7         (2.47)           (0.14)          (1.17)
October 1, 2006 to September 30, 2007 ................    $ 15.36         0.16 7          2.82            (0.14)          (0.38)
October 1, 2005 to September 30, 2006 ................    $ 13.96         0.14            1.33            (0.04)          (0.03)
October 1, 2004 to September 30, 2005 ................    $ 11.51         0.08 7          2.38            (0.01)           0.00
October 1, 2003 to September 30, 2004 ................    $  9.82         0.05            1.65            (0.01)           0.00
August 29, 2003 9  to September 30, 2003 .............    $ 10.00         0.00           (0.18)            0.00            0.00

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 17.84         0.13 7         (2.47)           (0.18)          (1.17)
October 1, 2006 to September 30, 2007 ................    $ 15.36         0.19 7          2.82            (0.15)          (0.38)
August 31, 2006 9  to September 30, 2006 .............    $ 15.17         0.01            0.18             0.00            0.00

GROWTH EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ........    $ 29.88        (0.01) 7        (4.06)           (0.06)          (5.40)
October 1, 2006 to September 30, 2007 ................    $ 28.42         0.01 7          4.78             0.00           (3.33)
October 1, 2005 to September 30, 2006 ................    $ 30.80         0.01 7          2.24             0.00           (4.63)
October 1, 2004 to September 30, 2005 ................    $ 27.70         0.04 7          4.63             0.00           (1.57)
October 1, 2003 to September 30, 2004 ................    $ 24.64        (0.08) 7         3.14             0.00            0.00
October 1, 2002 to September 30, 2003 ................    $ 19.50        (0.08) 7         5.22             0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 67


                                                                      Ending         Ratio to Average Net Assets (Annualized) 1
                                                                    Net Asset   ---------------------------------------------------
                                                        Return      Value Per   Net Investment    Gross       Expenses     Net
                                                       of Capital     Share     Income (Loss)    Expenses 4    Waived    Expenses 4
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Class C
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $ 19.98         0.82%           1.91%       (0.06)%    1.85%
October 1, 2006 to September 30, 2007 ..............      0.00       $ 33.37         0.64%           1.97%       (0.12)%    1.85%
October 1, 2005 to September 30, 2006 ..............      0.00       $ 33.43         0.69%           2.06%       (0.21)%    1.85%
October 1, 2004 to September 30, 2005 ..............      0.00       $ 37.49         0.77%           1.97%       (0.12)%    1.85%
October 1, 2003 to September 30, 2004 ..............      0.00       $ 35.61         0.58%           1.93%       (0.08)%    1.85%
October 1, 2002 to September 30, 2003 ..............      0.00       $ 32.26         0.82%           2.07%       (0.22)%    1.85%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $ 18.56         1.83%           1.01%       (0.16)%    0.85%
October 1, 2006 to September 30, 2007 ..............      0.00       $ 31.77         1.64%           1.04%       (0.19)%    0.85%
October 1, 2005 to September 30, 2006 ..............      0.00       $ 31.96         1.70%           1.13%       (0.28)%    0.85%
October 1, 2004 to September 30, 2005 ..............      0.00       $ 36.17         1.75%           0.96%       (0.11)%    0.85%
October 1, 2003 to September 30, 2004 ..............      0.00       $ 34.45         1.58%           0.85%       (0.01)%    0.84%
October 1, 2002 to September 30, 2003 ..............      0.00       $ 31.28         1.83%           0.94%       (0.09)%    0.85%

EQUITY VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $ 13.90         1.12%           1.37%       (0.12)%    1.25%
October 1, 2006 to September 30, 2007 ..............      0.00       $ 17.53         0.73%           1.35%       (0.10)%    1.25%
October 1, 2005 to September 30, 2006 ..............      0.00       $ 15.12         0.71%           1.52%       (0.27)%    1.25%
October 1, 2004 to September 30, 2005 ..............      0.00       $ 13.82         0.80%           2.48%       (1.23)%    1.25%
October 1, 2003 to September 30, 2004 ..............      0.00       $ 11.48         0.54%          10.90%       (9.65)%    1.25%
August 29, 2003 9  to September 30, 2003 ...........      0.00       $  9.82        (0.26)%        196.38%     (195.13)%    1.25%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $ 13.77         0.37%           2.11%       (0.11)%    2.00%
October 1, 2006 to September 30, 2007 ..............      0.00       $ 17.31        (0.01)%          2.10%       (0.10)%    2.00%
October 1, 2005 to September 30, 2006 ..............      0.00       $ 14.95        (0.04)%          2.27%       (0.27)%    2.00%
October 1, 2004 to September 30, 2005 ..............      0.00       $ 13.69         0.07%           3.25%       (1.25)%    2.00%
October 1, 2003 to September 30, 2004 ..............      0.00       $ 11.40        (0.19)%         11.20%       (9.20)%    2.00%
August 29, 2003 9  to September 30, 2003 ...........      0.00       $  9.81        (1.08)%        189.72%     (187.72)%    2.00%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $ 13.74         0.35%           2.11%       (0.11)%    2.00%
October 1, 2006 to September 30, 2007 ..............      0.00       $ 17.29        (0.01)%          2.10%       (0.10)%    2.00%
October 1, 2005 to September 30, 2006 ..............      0.00       $ 14.95        (0.03)%          2.27%       (0.27)%    2.00%
October 1, 2004 to September 30, 2005 ..............      0.00       $ 13.69         0.06%           3.26%       (1.26)%    2.00%
October 1, 2003 to September 30, 2004 ..............      0.00       $ 11.40        (0.19)%         11.11%       (9.11)%    2.00%
August 29, 2003 9  to September 30, 2003 ...........      0.00       $  9.81        (0.64)%        209.42%     (207.42)%    2.00%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $ 14.14         1.33%           1.19%       (0.19)%    1.00%
October 1, 2006 to September 30, 2007 ..............      0.00       $ 17.82         0.98%           1.17%       (0.17)%    1.00%
October 1, 2005 to September 30, 2006 ..............      0.00       $ 15.36         0.96%           1.34%       (0.34)%    1.00%
October 1, 2004 to September 30, 2005 ..............      0.00       $ 13.96         0.67%           2.04%       (1.04)%    1.00%
October 1, 2003 to September 30, 2004 ..............      0.00       $ 11.51         0.77%           9.22%       (8.22)%    1.00%
August 29, 2003 9  to September 30, 2003 ...........      0.00       $  9.82        (0.33)%        211.67%     (210.67)%    1.00%

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $ 14.15         1.62%           0.92%       (0.17)%    0.75%
October 1, 2006 to September 30, 2007 ..............      0.00       $ 17.84         1.13%           0.90%       (0.15)%    0.75%
August 31, 2006 9  to September 30, 2006 ...........      0.00       $ 15.36         0.82%           0.97%       (0.32)%    0.65%

GROWTH EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $ 20.35        (0.09)%          1.62%       (0.12)%    1.50%
October 1, 2006 to September 30, 2007 ..............      0.00       $ 29.88         0.05%           1.60%       (0.10)%    1.50%
October 1, 2005 to September 30, 2006 ..............      0.00       $ 28.42         0.02%           1.57%       (0.08)%    1.49%
October 1, 2004 to September 30, 2005 ..............      0.00       $ 30.80         0.15%           1.60%       (0.10)%    1.50%
October 1, 2003 to September 30, 2004 ..............      0.00       $ 27.70        (0.28)%          1.60%       (0.10)%    1.50%
October 1, 2002 to September 30, 2003 ..............      0.00       $ 24.64        (0.38)%          1.82%       (0.32)%    1.50%

                                                                  Portfolio   Net Assets at
                                                        Total      Turnover   End of Period
                                                       Return 2     Rate 3    (000's omitted)
---------------------------------------------------------------------------------------------
EQUITY INCOME FUND (continued)
---------------------------------------------------------------------------------------------
Class C
October 1, 2007 to March 31, 2008 (Unaudited) ......    (13.42)%      3% 5        $  3,372
October 1, 2006 to September 30, 2007 ..............     14.48%      16% 5        $  4,579
October 1, 2005 to September 30, 2006 ..............      9.90%       7% 5        $  4,903
October 1, 2004 to September 30, 2005 ..............     11.90%      20% 5        $  6,937
October 1, 2003 to September 30, 2004 ..............     15.54%      11% 5        $  9,083
October 1, 2002 to September 30, 2003 ..............     19.27%       9% 5        $ 10,689

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......    (12.99)%      3% 5        $ 98,899
October 1, 2006 to September 30, 2007 ..............     15.65%      16% 5        $209,112
October 1, 2005 to September 30, 2006 ..............     10.98%       7% 5        $530,585
October 1, 2004 to September 30, 2005 ..............     13.04%      20% 5        $756,225
October 1, 2003 to September 30, 2004 ..............     16.74%      11% 5        $853,843
October 1, 2002 to September 30, 2003 ..............     20.42%       9% 5        $907,662

EQUITY VALUE FUND
---------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......    (14.15)%     56% 5        $  6,163
October 1, 2006 to September 30, 2007 ..............     19.50%     108% 5        $  5,714
October 1, 2005 to September 30, 2006 ..............     10.23%     107% 5        $  4,537
October 1, 2004 to September 30, 2005 ..............     21.06%     145% 5        $  3,796
October 1, 2003 to September 30, 2004 ..............     16.96%     122% 5        $  1,645
August 29, 2003 9  to September 30, 2003 ...........     (1.80)%      3% 5        $     76

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......    (14.47)%     56% 5        $  2,329
October 1, 2006 to September 30, 2007 ..............     18.61%     108% 5        $  3,077
October 1, 2005 to September 30, 2006 ..............      9.43%     107% 5        $  2,682
October 1, 2004 to September 30, 2005 ..............     20.09%     145% 5        $  2,245
October 1, 2003 to September 30, 2004 ..............     16.21%     122% 5        $  1,142
August 29, 2003 9  to September 30, 2003 ...........     (1.90)%      3% 5        $     37

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ......    (14.55)%     56% 5        $  1,353
October 1, 2006 to September 30, 2007 ..............     18.60%     108% 5        $    974
October 1, 2005 to September 30, 2006 ..............      9.43%     107% 5        $    417
October 1, 2004 to September 30, 2005 ..............     20.20%     145% 5        $    430
October 1, 2003 to September 30, 2004 ..............     16.21%     122% 5        $    295
August 29, 2003 9  to September 30, 2003 ...........     (1.90)%      3% 5        $     12

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......    (14.11)%     56% 5        $176,022
October 1, 2006 to September 30, 2007 ..............     19.80%     108% 5        $ 85,370
October 1, 2005 to September 30, 2006 ..............     10.60%     107% 5        $ 71,801
October 1, 2004 to September 30, 2005 ..............     21.40%     145% 5        $ 63,194
October 1, 2003 to September 30, 2004 ..............     17.30%     122% 5        $    366
August 29, 2003 9  to September 30, 2003 ...........     (1.80)%      3% 5        $     10

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ......    (13.95)%     56% 5        $ 63,357
October 1, 2006 to September 30, 2007 ..............     20.01%     108% 5        $ 62,639
August 31, 2006 9  to September 30, 2006 ...........      1.25%     107% 5        $     10

GROWTH EQUITY FUND
---------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......    (15.74)%     17% 6        $ 25,709
October 1, 2006 to September 30, 2007 ..............     17.92%      42% 6        $ 34,409
October 1, 2005 to September 30, 2006 ..............      7.80%      39% 6        $ 26,448
October 1, 2004 to September 30, 2005 ..............     17.27%      50% 6        $ 22,769
October 1, 2003 to September 30, 2004 ..............     12.38%      44% 6        $ 18,742
October 1, 2002 to September 30, 2003 ..............     26.36%      58% 6        $ 15,576

68 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized     from Net      Distributions
                                                        Value Per    Investment       Gain (Loss)     Investment        from Net
                                                          Share     Income (Loss)   on Investments      Income       Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND (continued)
------------------------------------------------------------------------------------------------------------------------------------

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 26.18       (0.09) 7         (3.48)            0.00           (5.40)
October 1, 2006 to September 30, 2007 ...............    $ 25.45       (0.18) 7          4.24             0.00           (3.33)
October 1, 2005 to September 30, 2006 ...............    $ 28.23       (0.19) 7          2.04             0.00           (4.63)
October 1, 2004 to September 30, 2005 ...............    $ 25.69       (0.16) 7          4.27             0.00           (1.57)
October 1, 2003 to September 30, 2004 ...............    $ 23.02       (0.28) 7          2.95             0.00            0.00
October 1, 2002 to September 30, 2003 ...............    $ 18.37       (0.23) 7          4.88             0.00            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 27.55       (0.09) 7         (3.70)            0.00           (5.40)
October 1, 2006 to September 30, 2007 ...............    $ 26.63       (0.19) 7          4.44             0.00           (3.33)
October 1, 2005 to September 30, 2006 ...............    $ 29.32       (0.19) 7          2.13             0.00           (4.63)
October 1, 2004 to September 30, 2005 ...............    $ 26.61       (0.17) 7          4.45             0.00           (1.57)
October 1, 2003 to September 30, 2004 ...............    $ 23.87       (0.28) 7          3.02             0.00            0.00
October 1, 2002 to September 30, 2003 ...............    $ 19.04       (0.25) 7          5.08             0.00            0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 30.40        0.02 7          (4.15)           (0.11)          (5.40)
October 1, 2006 to September 30, 2007 ...............    $ 28.84        0.07 7           4.86            (0.04)          (3.33)
October 1, 2005 to September 30, 2006 ...............    $ 31.17        0.07 7           2.29            (0.06)          (4.63)
October 1, 2004 to September 30, 2005 ...............    $ 27.97        0.12 7           4.68            (0.03)          (1.57)
October 1, 2003 to September 30, 2004 ...............    $ 24.82       (0.01) 7          3.16             0.00            0.00
October 1, 2002 to September 30, 2003 ...............    $ 19.61       (0.03) 7          5.25            (0.01)           0.00

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 30.43        0.03 7          (4.13)           (0.16)          (5.40)
October 1, 2006 to September 30, 2007 ...............    $ 28.86        0.14 7           4.86            (0.10)          (3.33)
October 1, 2005 to September 30, 2006 ...............    $ 31.19        0.13 7           2.29            (0.12)          (4.63)
April 11, 2005 9  to September 30, 2005 .............    $ 28.50        0.03 7           2.66             0.00            0.00

INTERNATIONAL VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 20.21        0.16 7          (3.16)           (0.36)          (0.46)
October 1, 2006 to September 30, 2007 ...............    $ 16.75        0.48 7           3.07            (0.08)          (0.01)
October 1, 2005 to September 30, 2006 ...............    $ 14.13        0.35 7           2.32             0.00           (0.05)
October 1, 2004 to September 30, 2005 ...............    $ 11.94        0.11             2.68            (0.23)          (0.37)
October 31, 2003 9  to September 30, 2004 ...........    $ 10.00        0.21             1.73             0.00            0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 19.82        0.10 7          (3.11)           (0.21)          (0.46)
October 1, 2006 to September 30, 2007 ...............    $ 16.55        0.27 7           3.09            (0.08)          (0.01)
October 1, 2005 to September 30, 2006 ...............    $ 14.09        0.24 7           2.27             0.00           (0.05)
April 11, 2005 9  to September 30, 2005 .............    $ 13.27        0.05             0.77             0.00            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 19.90        0.09 7          (3.11)           (0.25)          (0.46)
October 1, 2006 to September 30, 2007 ...............    $ 16.54        0.30 7           3.07             0.00           (0.01)
October 1, 2005 to September 30, 2006 ...............    $ 14.09        0.21 7           2.29             0.00           (0.05)
April 11, 2005 9  to September 30, 2005 .............    $ 13.27        0.05             0.77             0.00            0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 20.23        0.19 7          (3.16)           (0.39)          (0.46)
October 1, 2006 to September 30, 2007 ...............    $ 16.65        0.44 7           3.15             0.00           (0.01)
October 1, 2005 to September 30, 2006 ...............    $ 14.15        0.32 7           2.34            (0.11)          (0.05)
April 11, 2005 9  to September 30, 2005 .............    $ 13.27        0.18             0.70             0.00            0.00

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 20.28        0.18 7          (3.15)           (0.41)          (0.46)
October 1, 2006 to September 30, 2007 ...............    $ 16.67        0.46 7           3.16             0.00           (0.01)
August 31, 2006 9  to September 30, 2006 ............    $ 16.52        0.01 7           0.14             0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 69


                                                                      Ending        Ratio to Average Net Assets (Annualized) 1
                                                                     Net Asset   ---------------------------------------------------
                                                          Return     Value Per   Net Investment     Gross      Expenses      Net
                                                        of Capital     Share      Income (Loss)   Expenses 4    Waived    Expenses 4
------------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND (continued)
------------------------------------------------------------------------------------------------------------------------------------

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......      0.00       $ 17.21        (0.85)%          2.36%      (0.11)%     2.25%
October 1, 2006 to September 30, 2007 ...............      0.00       $ 26.18        (0.73)%          2.35%      (0.10)%     2.25%
October 1, 2005 to September 30, 2006 ...............      0.00       $ 25.45        (0.75)%          2.32%      (0.08)%     2.24%
October 1, 2004 to September 30, 2005 ...............      0.00       $ 28.23        (0.60)%          2.35%      (0.10)%     2.25%
October 1, 2003 to September 30, 2004 ...............      0.00       $ 25.69        (1.08)%          2.34%      (0.09)%     2.25%
October 1, 2002 to September 30, 2003 ...............      0.00       $ 23.02        (1.13)%          2.59%      (0.34)%     2.25%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......      0.00       $ 18.36        (0.84)%          2.35%      (0.10)%     2.25%
October 1, 2006 to September 30, 2007 ...............      0.00       $ 27.55        (0.70)%          2.35%      (0.10)%     2.25%
October 1, 2005 to September 30, 2006 ...............      0.00       $ 26.63        (0.71)%          2.33%      (0.09)%     2.24%
October 1, 2004 to September 30, 2005 ...............      0.00       $ 29.32        (0.62)%          2.35%      (0.10)%     2.25%
October 1, 2003 to September 30, 2004 ...............      0.00       $ 26.61        (1.05)%          2.34%      (0.09)%     2.25%
October 1, 2002 to September 30, 2003 ...............      0.00       $ 23.87        (1.11)%          2.68%      (0.43)%     2.25%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......      0.00       $ 20.76         0.16%           1.44%      (0.19)%     1.25%
October 1, 2006 to September 30, 2007 ...............      0.00       $ 30.40         0.26%           1.42%      (0.17)%     1.25%
October 1, 2005 to September 30, 2006 ...............      0.00       $ 28.84         0.26%           1.40%      (0.15)%     1.25%
October 1, 2004 to September 30, 2005 ...............      0.00       $ 31.17         0.42%           1.34%      (0.09)%     1.25%
October 1, 2003 to September 30, 2004 ...............      0.00       $ 27.97        (0.04)%          1.27%      (0.03)%     1.24%
October 1, 2002 to September 30, 2003 ...............      0.00       $ 24.82        (0.12)%          1.45%      (0.20)%     1.25%

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .......      0.00       $ 20.77         0.21%           1.15%      (0.10)%     1.05%
October 1, 2006 to September 30, 2007 ...............      0.00       $ 30.43         0.49%           1.15%      (0.10)%     1.05%
October 1, 2005 to September 30, 2006 ...............      0.00       $ 28.86         0.46%           1.12%      (0.08)%     1.04%
April 11, 2005 9  to September 30, 2005 .............      0.00       $ 31.19         0.19%           1.12%      (0.07)%     1.05%

INTERNATIONAL VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......      0.00       $ 16.39         1.78%           1.78%      (0.28)%     1.50%
October 1, 2006 to September 30, 2007 ...............      0.00       $ 20.21         2.45%           1.64%      (0.14)%     1.50%
October 1, 2005 to September 30, 2006 ...............      0.00       $ 16.75         2.26%           6.14%      (4.73)%     1.41%
October 1, 2004 to September 30, 2005 ...............      0.00       $ 14.13         2.21%          33.96%     (32.46)%     1.50%
October 31, 2003 9  to September 30, 2004 ...........      0.00       $ 11.94         2.46%         282.28%    (280.78)%     1.50%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......      0.00       $ 16.14         1.11%           2.52%      (0.27)%     2.25%
October 1, 2006 to September 30, 2007 ...............      0.00       $ 19.82         1.43%           2.40%      (0.15)%     2.25%
October 1, 2005 to September 30, 2006 ...............      0.00       $ 16.55         1.52%           6.84%      (4.65)%     2.19%
April 11, 2005 9  to September 30, 2005 .............      0.00       $ 14.09         1.66%          20.77%     (18.54)%     2.23%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......      0.00       $ 16.17         1.03%           2.51%      (0.26)%     2.25%
October 1, 2006 to September 30, 2007 ...............      0.00       $ 19.90         1.54%           2.40%      (0.15)%     2.25%
October 1, 2005 to September 30, 2006 ...............      0.00       $ 16.54         1.38%           6.29%      (4.15)%     2.14%
April 11, 2005 9  to September 30, 2005 .............      0.00       $ 14.09         1.84%          20.85%     (18.62)%     2.23%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......      0.00       $ 16.41         2.18%           1.59%      (0.34)%     1.25%
October 1, 2006 to September 30, 2007 ...............      0.00       $ 20.23         2.29%           1.47%      (0.22)%     1.25%
October 1, 2005 to September 30, 2006 ...............      0.00       $ 16.65         1.94%           1.61%      (0.37)%     1.24%
April 11, 2005 9  to September 30, 2005 .............      0.00       $ 14.15         3.07%          20.19%     (18.94)%     1.25%

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .......      0.00       $ 16.44         2.11%           1.34%      (0.29)%     1.05%
October 1, 2006 to September 30, 2007 ...............      0.00       $ 20.28         2.40%           1.20%      (0.15)%     1.05%
August 31, 2006 9  to September 30, 2006 ............      0.00       $ 16.67         1.08%           1.24%      (0.30)%     0.94%

                                                                   Portfolio    Net Assets at
                                                         Total     Turnover     End of Period
                                                        Return 2     Rate 3    (000's omitted)
----------------------------------------------------------------------------------------------
GROWTH EQUITY FUND (continued)
----------------------------------------------------------------------------------------------

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......   (16.05)%     17% 6        $   4,643
October 1, 2006 to September 30, 2007 ...............    17.06%      42% 6        $   7,276
October 1, 2005 to September 30, 2006 ...............     7.01%      39% 6        $   7,941
October 1, 2004 to September 30, 2005 ...............    16.40%      50% 6        $   8,811
October 1, 2003 to September 30, 2004 ...............    11.60%      44% 6        $  11,700
October 1, 2002 to September 30, 2003 ...............    25.31%      58% 6        $  14,379

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......   (16.05)%     17% 6        $     886
October 1, 2006 to September 30, 2007 ...............    17.01%      42% 6        $   1,198
October 1, 2005 to September 30, 2006 ...............     7.03%      39% 6        $     989
October 1, 2004 to September 30, 2005 ...............    16.47%      50% 6        $     844
October 1, 2003 to September 30, 2004 ...............    11.52%      44% 6        $   1,097
October 1, 2002 to September 30, 2003 ...............    25.37%      58% 6        $   2,980

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......   (15.66)%     17% 6        $ 250,165
October 1, 2006 to September 30, 2007 ...............    18.19%      42% 6        $ 341,631
October 1, 2005 to September 30, 2006 ...............     8.09%      39% 6        $ 383,616
October 1, 2004 to September 30, 2005 ...............    17.60%      50% 6        $ 396,865
October 1, 2003 to September 30, 2004 ...............    12.69%      44% 6        $ 493,899
October 1, 2002 to September 30, 2003 ...............    26.62%      58% 6        $ 450,480

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .......   (15.54)%     17% 6        $   5,864
October 1, 2006 to September 30, 2007 ...............    18.44%      42% 6        $ 158,895
October 1, 2005 to September 30, 2006 ...............     8.30%      39% 6        $ 140,423
April 11, 2005 9  to September 30, 2005 .............     9.44%      50% 6        $ 131,489

INTERNATIONAL VALUE FUND
----------------------------------------------------------------------------------------------

Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......   (15.23)%      6% 5        $  20,368
October 1, 2006 to September 30, 2007 ...............    21.20%      19% 5        $  25,445
October 1, 2005 to September 30, 2006 ...............    18.93%      31% 5        $   1,900
October 1, 2004 to September 30, 2005 ...............    24.00%      14% 5        $     493
October 31, 2003 9  to September 30, 2004 ...........    19.40%      24% 5        $      23

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .......   (15.52)%      6% 5        $   1,755
October 1, 2006 to September 30, 2007 ...............    20.32%      19% 5        $   2,512
October 1, 2005 to September 30, 2006 ...............    17.85%      31% 5        $   1,110
April 11, 2005 9  to September 30, 2005 .............     6.18%      14% 5        $     184

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......   (15.53)%      6% 5        $     969
October 1, 2006 to September 30, 2007 ...............    20.36%      19% 5        $   1,305
October 1, 2005 to September 30, 2006 ...............    17.78%      31% 5        $     312
April 11, 2005 9  to September 30, 2005 .............     6.18%      14% 5        $      59

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......   (15.09)%      6% 5        $ 259,098
October 1, 2006 to September 30, 2007 ...............    21.55%      19% 5        $ 263,305
October 1, 2005 to September 30, 2006 ...............    18.98%      31% 5        $ 138,269
April 11, 2005 9  to September 30, 2005 .............     6.63%      14% 5        $     207

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .......   (14.98)%      6% 5        $     764
October 1, 2006 to September 30, 2007 ...............    21.70%      19% 5        $      12
August 31, 2006 9  to September 30, 2006 ............     0.91%      31% 5        $      10

70 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                                      Beginning                    Net Realized    Distributions
                                                      Net Asset        Net        and Unrealized      from Net      Distributions
                                                      Value Per     Investment      Gain (Loss)      Investment       from Net
                                                        Share     Income (Loss)   on Investments       Income      Realized Gains
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 12.75        0.00 7          (1.38)            0.00           (0.84)
October 1, 2006 to September 30, 2007 .............    $ 11.31        0.00 7           2.28            (0.01)          (0.83)
October 1, 2005 to September 30, 2006 .............    $ 11.54        0.01 7           0.38             0.00           (0.62)
October 1, 2004 to September 30, 2005 .............    $  9.80        0.03 7           1.87            (0.04)          (0.12)
October 1, 2003 to September 30, 2004 .............    $  8.92        0.00 7           0.88             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $  7.53       (0.01)            1.40             0.00            0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 12.18       (0.04) 7         (1.31)            0.00           (0.84)
October 1, 2006 to September 30, 2007 .............    $ 10.91       (0.08) 7          2.18             0.00           (0.83)
October 1, 2005 to September 30, 2006 .............    $ 11.22       (0.07) 7          0.38             0.00           (0.62)
October 1, 2004 to September 30, 2005 .............    $  9.57       (0.05) 7          1.82             0.00           (0.12)
October 1, 2003 to September 30, 2004 .............    $  8.78       (0.21) 7          1.00             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $  7.47       (0.06)            1.37             0.00            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 12.18       (0.04) 7         (1.31)            0.00           (0.84)
October 1, 2006 to September 30, 2007 .............    $ 10.91       (0.08) 7          2.18             0.00           (0.83)
October 1, 2005 to September 30, 2006 .............    $ 11.23       (0.07) 7          0.37             0.00           (0.62)
October 1, 2004 to September 30, 2005 .............    $  9.58       (0.05) 7          1.82             0.00           (0.12)
October 1, 2003 to September 30, 2004 .............    $  8.79       (0.15) 7          0.94             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $  7.47       (0.03)            1.35             0.00            0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 12.89         0.02 7         (1.41)           (0.01)          (0.84)
October 1, 2006 to September 30, 2007 .............    $ 11.42         0.03 7          2.31            (0.04)          (0.83)
October 1, 2005 to September 30, 2006 .............    $ 11.64         0.05 7          0.37            (0.02)          (0.62)
October 1, 2004 to September 30, 2005 .............    $  9.87         0.06 7          1.87            (0.04)          (0.12)
October 1, 2003 to September 30, 2004 .............    $  8.96         0.02 7          0.89             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $  7.55         0.00            1.41             0.00            0.00

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 12.91         0.03 7         (1.39)           (0.04)          (0.84)
October 1, 2006 to September 30, 2007 .............    $ 11.43         0.06 7          2.30            (0.05)          (0.83)
August 31, 2006 9 to September 30, 2006 ...........    $ 11.18         0.01 7          0.24             0.00            0.00

LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 58.65       (0.06) 7         (9.86)            0.00            0.00
October 1, 2006 to September 30, 2007 .............    $ 50.04       (0.03) 7          8.64             0.00            0.00
October 1, 2005 to September 30, 2006 .............    $ 49.67       (0.22) 7          0.66            (0.07)           0.00
October 1, 2004 to September 30, 2005 .............    $ 44.97        0.06 7           4.64             0.00            0.00
October 1, 2003 to September 30, 2004 .............    $ 43.96       (0.28) 7          1.29             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $ 34.52       (0.46)            9.90             0.00            0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 51.98       (0.23) 7         (8.68)            0.00            0.00
October 1, 2006 to September 30, 2007 .............    $ 44.69       (0.40) 7          7.69             0.00            0.00
October 1, 2005 to September 30, 2006 .............    $ 44.64       (0.54) 7          0.59             0.00            0.00
October 1, 2004 to September 30, 2005 .............    $ 40.72       (0.23) 7          4.15             0.00            0.00
October 1, 2003 to September 30, 2004 .............    $ 40.11       (0.58) 7          1.19             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $ 31.72       (0.68)            9.07             0.00            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 52.09       (0.23) 7         (8.70)            0.00            0.00
October 1, 2006 to September 30, 2007 .............    $ 44.77       (0.39) 7          7.71             0.00            0.00
October 1, 2005 to September 30, 2006 .............    $ 44.72       (0.54) 7          0.59             0.00            0.00
October 1, 2004 to September 30, 2005 .............    $ 40.80       (0.20) 7          4.12             0.00            0.00
October 1, 2003 to September 30, 2004 .............    $ 40.18       (0.58) 7          1.20             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $ 31.76       (0.62)            9.04             0.00            0.00

Class Z
October 1, 2007 to March 31, 2008 (Unaudited) .....    $ 55.40       (0.09) 7         (9.29)            0.00            0.00
October 1, 2006 to September 30, 2007 .............    $ 47.35       (0.11) 7          8.16             0.00            0.00
October 1, 2005 to September 30, 2006 .............    $ 47.14       (0.29) 7          0.63            (0.13)           0.00
April 11, 2005 9 to September 30, 2005 ............    $ 42.80       (0.17) 7          4.51             0.00            0.00

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 71


                                                                     Ending         Ratio to Average Net Assets (Annualized) 1
                                                                   Net Asset   ---------------------------------------------------
                                                        Return     Value Per   Net Investment     Gross      Expenses      Net
                                                      of Capital     Share      Income (Loss)   Expenses 4    Waived    Expenses 4
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 10.53         0.05%          1.41%      (0.18)%    1.23% 10
October 1, 2006 to September 30, 2007 .............      0.00       $ 12.75         0.01%          1.37%      (0.14)%    1.23% 10
October 1, 2005 to September 30, 2006 .............      0.00       $ 11.31         0.12%          1.42%      (0.17)%    1.25%
October 1, 2004 to September 30, 2005 .............      0.00       $ 11.54         0.27%          1.42%      (0.17)%    1.25%
October 1, 2003 to September 30, 2004 .............      0.00       $  9.80        (0.11)%         1.42%      (0.17)%    1.25%
October 1, 2002 to September 30, 2003 .............      0.00       $  8.92        (0.19)%         2.45%      (1.24)%    1.21%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $  9.99        (0.70)%         2.15%      (0.17)%    1.98% 10
October 1, 2006 to September 30, 2007 .............      0.00       $ 12.18        (0.73)%         2.12%      (0.14)%    1.98% 10
October 1, 2005 to September 30, 2006 .............      0.00       $ 10.91        (0.63)%         2.17%      (0.17)%    2.00%
October 1, 2004 to September 30, 2005 .............      0.00       $ 11.22        (0.51)%         2.17%      (0.17)%    2.00%
October 1, 2003 to September 30, 2004 .............      0.00       $  9.57        (0.88)%         2.16%      (0.16)%    2.00%
October 1, 2002 to September 30, 2003 .............      0.00       $  8.78        (0.95)%         3.11%      (1.16)%    1.95%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $  9.99        (0.71)%         2.14%      (0.16)%    1.98% 10
October 1, 2006 to September 30, 2007 .............      0.00       $ 12.18        (0.74)%         2.12%      (0.14)%    1.98% 10
October 1, 2005 to September 30, 2006 .............      0.00       $ 10.91        (0.63)%         2.17%      (0.17)%    2.00%
October 1, 2004 to September 30, 2005 .............      0.00       $ 11.23        (0.44)%         2.17%      (0.17)%    2.00%
October 1, 2003 to September 30, 2004 .............      0.00       $  9.58        (0.88)%         2.16%      (0.16)%    2.00%
October 1, 2002 to September 30, 2003 .............      0.00       $  8.79        (0.94)%         3.96%      (2.01)%    1.95%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 10.65        (0.28)%         1.23%      (0.23)%    1.00%
October 1, 2006 to September 30, 2007 .............      0.00       $ 12.89         0.25%          1.19%      (0.19)%    1.00%
October 1, 2005 to September 30, 2006 .............      0.00       $ 11.42         0.45%          1.24%      (0.24)%    1.00%
October 1, 2004 to September 30, 2005 .............      0.00       $ 11.64         0.56%          1.16%      (0.16)%    1.00%
October 1, 2003 to September 30, 2004 .............      0.00       $  9.87         0.12%          1.08%      (0.08)%    1.00%
October 1, 2002 to September 30, 2003 .............      0.00       $  8.96        (0.06)%         1.61%      (0.66)%    0.95%

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 10.67         0.58%          0.96%      (0.26)%    0.70%
October 1, 2006 to September 30, 2007 .............      0.00       $ 12.91         0.52%          0.90%      (0.20)%    0.70%
August 31, 2006 9 to September 30, 2006 ...........      0.00       $ 11.43         0.62%          0.91%      (0.29)%    0.62%

LARGE COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 48.73        (0.21)%         1.36%      (0.16)%    1.20%
October 1, 2006 to September 30, 2007 .............      0.00       $ 58.65        (0.05)%         1.31%      (0.11)%    1.20%
October 1, 2005 to September 30, 2006 .............      0.00       $ 50.04        (0.44)%         1.22%      (0.02)%    1.20%
October 1, 2004 to September 30, 2005 .............      0.00       $ 49.67         0.12%          1.27%      (0.07)%    1.20%
October 1, 2003 to September 30, 2004 .............      0.00       $ 44.97        (0.61)%         1.28%      (0.08)%    1.20%
October 1, 2002 to September 30, 2003 .............      0.00       $ 43.96        (0.69)%         1.41%      (0.21)%    1.20%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 43.07        (0.96)%         2.05%      (0.10)%    1.95%
October 1, 2006 to September 30, 2007 .............      0.00       $ 51.98        (0.83)%         2.06%      (0.11)%    1.95%
October 1, 2005 to September 30, 2006 .............      0.00       $ 44.69        (1.20)%         1.97%      (0.02)%    1.95%
October 1, 2004 to September 30, 2005 .............      0.00       $ 44.64        (0.53)%         2.02%      (0.07)%    1.95%
October 1, 2003 to September 30, 2004 .............      0.00       $ 40.72        (1.36)%         2.03%      (0.08)%    1.95%
October 1, 2002 to September 30, 2003 .............      0.00       $ 40.11        (1.35)%         2.33%      (0.45)%    1.88%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 43.16        (0.96)%         2.05%      (0.10)%    1.95%
October 1, 2006 to September 30, 2007 .............      0.00       $ 52.09        (0.81)%         2.06%      (0.11)%    1.95%
October 1, 2005 to September 30, 2006 .............      0.00       $ 44.77        (1.20)%         1.97%      (0.02)%    1.95%
October 1, 2004 to September 30, 2005 .............      0.00       $ 44.72        (0.46)%         2.02%      (0.07)%    1.95%
October 1, 2003 to September 30, 2004 .............      0.00       $ 40.80        (1.36)%         2.03%      (0.08)%    1.95%
October 1, 2002 to September 30, 2003 .............      0.00       $ 40.18        (1.34)%         2.16%      (0.30)%    1.86%

Class Z
October 1, 2007 to March 31, 2008 (Unaudited) .....      0.00       $ 46.02        (0.35)%         1.46%      (0.19)%    1.27%
October 1, 2006 to September 30, 2007 .............      0.00       $ 55.40        (0.22)%         1.48%      (0.11)%    1.37%
October 1, 2005 to September 30, 2006 .............      0.00       $ 47.35        (0.61)%         1.39%      (0.02)%    1.37%
April 11, 2005 9 to September 30, 2005 ............      0.00       $ 47.14        (0.77)%         1.43%      (0.06)%    1.37%

                                                                 Portfolio    Net Assets at
                                                        Total     Turnover    End of Period
                                                      Return 2     Rate 3    (000's omitted)
---------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND
---------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....   (11.66)%      69% 5      $    28,662
October 1, 2006 to September 30, 2007 .............    21.27%      145% 5      $    34,270
October 1, 2005 to September 30, 2006 .............     3.43%      155% 5      $    36,400
October 1, 2004 to September 30, 2005 .............    19.52%      133% 5      $    32,048
October 1, 2003 to September 30, 2004 .............     9.87%      149% 5      $    20,393
October 1, 2002 to September 30, 2003 .............    18.46%      153% 5      $     1,033

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....   (11.97)%      69% 5      $     2,804
October 1, 2006 to September 30, 2007 .............    20.36%      145% 5      $     3,692
October 1, 2005 to September 30, 2006 .............     2.79%      155% 5      $     3,802
October 1, 2004 to September 30, 2005 .............    18.60%      133% 5      $     2,732
October 1, 2003 to September 30, 2004 .............     9.00%      149% 5      $     1,509
October 1, 2002 to September 30, 2003 .............    17.54%      153% 5      $     1,449

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .....   (11.97)%      69% 5      $       599
October 1, 2006 to September 30, 2007 .............    20.36%      145% 5      $       791
October 1, 2005 to September 30, 2006 .............     2.69%      155% 5      $       879
October 1, 2004 to September 30, 2005 .............    18.58%      133% 5      $       771
October 1, 2003 to September 30, 2004 .............     8.99%      149% 5      $       669
October 1, 2002 to September 30, 2003 .............    17.67%      153% 5      $       499

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .....   (11.59)%      69% 5      $    45,918
October 1, 2006 to September 30, 2007 .............    21.64%      145% 5      $    52,580
October 1, 2005 to September 30, 2006 .............     3.70%      155% 5      $    50,711
October 1, 2004 to September 30, 2005 .............    19.70%      133% 5      $    18,060
October 1, 2003 to September 30, 2004 .............    10.16%      149% 5      $    14,830
October 1, 2002 to September 30, 2003 .............    18.68%      153% 5      $    16,905

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) .....   (11.40)%      69% 5      $     8,259
October 1, 2006 to September 30, 2007 .............    21.90%      145% 5      $     9,266
August 31, 2006 9 to September 30, 2006 ...........     2.24%      155% 5      $        10

LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .....   (16.91)%       3% 5      $   353,708
October 1, 2006 to September 30, 2007 .............    17.21%       10% 5      $   456,116
October 1, 2005 to September 30, 2006 .............     0.87%        6% 5      $   484,767
October 1, 2004 to September 30, 2005 .............    10.45%       18% 5      $   524,323
October 1, 2003 to September 30, 2004 .............     2.28%       14% 5      $   454,499
October 1, 2002 to September 30, 2003 .............    27.35%       13% 5      $   364,406

Class B
October 1, 2007 to March 31, 2008 (Unaudited) .....   (17.14)%       3% 5      $    35,800
October 1, 2006 to September 30, 2007 .............    16.31%       10% 5      $    61,402
October 1, 2005 to September 30, 2006 .............     0.11%        6% 5      $   104,320
October 1, 2004 to September 30, 2005 .............     9.63%       18% 5      $   187,895
October 1, 2003 to September 30, 2004 .............     1.52%       14% 5      $   220,657
October 1, 2002 to September 30, 2003 .............    26.45%       13% 5      $   246,894

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .....   (17.14)%       3% 5      $     8,099
October 1, 2006 to September 30, 2007 .............    16.35%       10% 5      $    12,012
October 1, 2005 to September 30, 2006 .............     0.11%        6% 5      $    14,451
October 1, 2004 to September 30, 2005 .............     9.61%       18% 5      $    21,211
October 1, 2003 to September 30, 2004 .............     1.54%       14% 5      $    31,937
October 1, 2002 to September 30, 2003 .............    26.51%       13% 5      $    40,436

Class Z
October 1, 2007 to March 31, 2008 (Unaudited) .....   (16.93)%       3% 5      $    78,173
October 1, 2006 to September 30, 2007 .............    17.00%       10% 5      $    98,973
October 1, 2005 to September 30, 2006 .............     0.71%        6% 5      $   104,803
April 11, 2005 9 to September 30, 2005 ............    10.14%       18% 5      $   124,645

72 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                                       Beginning                    Net Realized    Distributions
                                                       Net Asset        Net        and Unrealized      from Net     Distributions
                                                       Value Per    Investment       Gain (Loss)      Investment       from Net
                                                         Share     Income (Loss)   on Investments       Income      Realized Gains
----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (continued)
----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......    $56.01         0.01 7         (9.40)           (0.01)            0.00
October 1, 2006 to September 30, 2007 ..............    $47.67         0.09 7          8.25             0.00             0.00
October 1, 2005 to September 30, 2006 ..............    $47.24        (0.09) 7         0.63            (0.11)            0.00
October 1, 2004 to September 30, 2005 ..............    $42.73         0.21 7          4.37            (0.07)            0.00
October 1, 2003 to September 30, 2004 ..............    $41.67        (0.16) 7         1.22             0.00             0.00
October 1, 2002 to September 30, 2003 ..............    $32.65        (0.16)           9.18             0.00             0.00

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ......    $56.23         0.06 7         (9.41)           (0.04)            0.00
October 1, 2006 to September 30, 2007 ..............    $47.76         0.25 7          8.22             0.00             0.00
October 1, 2005 to September 30, 2006 ..............    $47.27         0.00            0.64            (0.15)            0.00
October 1, 2004 to September 30, 2005 ..............    $42.75         0.24 7          4.44            (0.16)            0.00
June 30, 2004 9 to September 30, 2004 ..............    $44.93        (0.02) 7        (2.16)            0.00             0.00

SMALL COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......    $30.20        (0.13) 7        (5.84)            0.00            (4.34)
October 1, 2006 to September 30, 2007 ..............    $30.50        (0.29) 7         5.04             0.00            (5.05)
October 1, 2005 to September 30, 2006 ..............    $30.87        (0.28) 7         2.22             0.00            (2.31)
October 1, 2004 to September 30, 2005 ..............    $26.78        (0.29) 7         4.55             0.00            (0.17)
January 30, 2004 9 to September 30, 2004 ...........    $28.42        (0.21) 7        (1.43)            0.00             0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......    $29.24        (0.21) 7        (5.63)            0.00            (4.34)
October 1, 2006 to September 30, 2007 ..............    $29.87        (0.50) 7         4.92             0.00            (5.05)
October 1, 2005 to September 30, 2006 ..............    $30.51        (0.48) 7         2.15             0.00            (2.31)
October 1, 2004 to September 30, 2005 ..............    $26.66        (0.50) 7         4.52             0.00            (0.17)
January 30, 2004 9 to September 30, 2004 ...........    $28.42        (0.34) 7        (1.42)            0.00             0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ......    $29.49        (0.21) 7        (5.69)            0.00            (4.34)
October 1, 2006 to September 30, 2007 ..............    $30.08        (0.50) 7         4.96             0.00            (5.05)
October 1, 2005 to September 30, 2006 ..............    $30.69        (0.48) 7         2.18             0.00            (2.31)
October 1, 2004 to September 30, 2005 ..............    $26.82        (0.50) 7         4.54             0.00            (0.17)
January 30, 2004 9 to September 30, 2004 ...........    $28.42        (0.34) 7        (1.26)            0.00             0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......    $30.54        (0.10) 7        (5.92)            0.00            (4.34)
October 1, 2006 to September 30, 2007 ..............    $30.73        (0.22) 7         5.08             0.00            (5.05)
October 1, 2005 to September 30, 2006 ..............    $31.01        (0.18) 7         2.21             0.00            (2.31)
October 1, 2004 to September 30, 2005 ..............    $26.83        (0.21) 7         4.56             0.00            (0.17)
October 1, 2003 to September 30, 2004 ..............    $23.87        (0.26) 7         3.22             0.00             0.00
October 1, 2002 to September 30, 2003 ..............    $17.35        (0.13)           6.65             0.00             0.00

SMALL COMPANY VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......    $15.35         0.02 7         (2.97)            0.00            (1.49)
October 1, 2006 to September 30, 2007 ..............    $15.55         0.00 7          0.96             0.00            (1.16)
October 1, 2005 to September 30, 2006 ..............    $15.95         0.01 7          0.92            (0.01)           (1.32)
October 1, 2004 to September 30, 2005 ..............    $13.66         0.00            3.17             0.00            (0.88)
October 1, 2003 to September 30, 2004 ..............    $11.56        (0.01)           1.63             0.00             0.48
October 1, 2002 to September 30, 2003 ..............    $ 8.43         0.00            3.13             0.00             0.00

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......    $14.59        (0.02) 7        (2.82)            0.00            (1.49)
October 1, 2006 to September 30, 2007 ..............    $14.94        (0.12) 7         0.93             0.00            (1.16)
October 1, 2005 to September 30, 2006 ..............    $15.48        (0.11) 7         0.89             0.00            (1.32)
October 1, 2004 to September 30, 2005 ..............    $13.38        (0.07)           3.05             0.00            (0.88)
October 1, 2003 to September 30, 2004 ..............    $11.41        (0.08)           1.57             0.00             0.48
October 1, 2002 to September 30, 2003 ..............    $ 8.38        (0.06)           3.09             0.00             0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 73


                                                                     Ending          Ratio to Average Net Assets (Annualized) 1
                                                                    Net Asset   ---------------------------------------------------
                                                         Return     Value Per   Net Investment     Gross      Expenses      Net
                                                       of Capital     Share     Income (Loss)    Expenses 4    Waived    Expenses 4
-----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $46.61         0.04%           1.12%      (0.17)%     0.95%
October 1, 2006 to September 30, 2007 ..............      0.00       $56.01         0.18%           1.13%      (0.18)%     0.95%
October 1, 2005 to September 30, 2006 ..............      0.00       $47.67        (0.20)%          1.04%      (0.09)%     0.95%
October 1, 2004 to September 30, 2005 ..............      0.00       $47.24         0.46%           1.01%      (0.06)%     0.95%
October 1, 2003 to September 30, 2004 ..............      0.00       $42.73        (0.35)%          0.95%      (0.01)%     0.94%
October 1, 2002 to September 30, 2003 ..............      0.00       $41.67        (0.44)%          1.05%      (0.09)%     0.96%

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $46.84         0.22%           0.85%      (0.10)%     0.75%
October 1, 2006 to September 30, 2007 ..............      0.00       $56.23         0.48%           0.86%      (0.11)%     0.75%
October 1, 2005 to September 30, 2006 ..............      0.00       $47.76         0.01%           0.77%      (0.02)%     0.75%
October 1, 2004 to September 30, 2005 ..............      0.00       $47.27         0.53%           0.82%      (0.07)%     0.75%
June 30, 2004 9 to September 30, 2004 ..............      0.00       $42.75        (0.04)%          0.85%      (0.10)%     0.75%

SMALL COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $19.89        (1.03)%          1.55%      (0.10)%     1.45%
October 1, 2006 to September 30, 2007 ..............      0.00       $30.20        (1.00)%          1.52%      (0.07)%     1.45%
October 1, 2005 to September 30, 2006 ..............      0.00       $30.50        (0.89)%          1.52%      (0.07)%     1.45%
October 1, 2004 to September 30, 2005 ..............      0.00       $30.87        (1.00)%          1.54%      (0.09)%     1.45%
January 30, 2004 9 to September 30, 2004 ...........      0.00       $26.78        (0.80)%          1.55%      (0.10)%     1.45%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $19.06        (1.79)%          2.30%      (0.10)%     2.20%
October 1, 2006 to September 30, 2007 ..............      0.00       $29.24        (1.76)%          2.27%      (0.07)%     2.20%
October 1, 2005 to September 30, 2006 ..............      0.00       $29.87        (1.58)%          2.27%      (0.07)%     2.20%
October 1, 2004 to September 30, 2005 ..............      0.00       $30.51        (1.75)%          2.29%      (0.09)%     2.20%
January 30, 2004 9 to September 30, 2004 ...........      0.00       $26.66        (1.29)%          2.29%      (0.09)%     2.20%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $19.25        (1.78)%          2.30%      (0.10)%     2.20%
October 1, 2006 to September 30, 2007 ..............      0.00       $29.49        (1.74)%          2.27%      (0.07)%     2.20%
October 1, 2005 to September 30, 2006 ..............      0.00       $30.08        (1.58)%          2.27%      (0.07)%     2.20%
October 1, 2004 to September 30, 2005 ..............      0.00       $30.69        (1.73)%          2.29%      (0.09)%     2.20%
January 30, 2004 9 to September 30, 2004 ...........      0.00       $26.82        (1.29)%          2.27%      (0.07)%     2.20%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $20.18         0.79%           1.36%      (0.16)%     1.20%
October 1, 2006 to September 30, 2007 ..............      0.00       $30.54        (0.75)%          1.34%      (0.14)%     1.20%
October 1, 2005 to September 30, 2006 ..............      0.00       $30.73        (0.58)%          1.33%      (0.13)%     1.20%
October 1, 2004 to September 30, 2005 ..............      0.00       $31.01        (0.74)%          1.31%      (0.11)%     1.20%
October 1, 2003 to September 30, 2004 ..............      0.00       $26.83        (0.97)%          1.25%      (0.05)%     1.20%
October 1, 2002 to September 30, 2003 ..............      0.00       $23.87        (0.65)%          1.34%      (0.13)%     1.21%

SMALL COMPANY VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $10.91         0.35%           1.54%      (0.09)%     1.45%
October 1, 2006 to September 30, 2007 ..............      0.00       $15.35        (0.02)%          1.55%      (0.10)%     1.45%
October 1, 2005 to September 30, 2006 ..............      0.00       $15.55         0.04%           1.44%      (0.03)%     1.41%
October 1, 2004 to September 30, 2005 ..............      0.00       $15.95         0.10%           1.44%      (0.09)%     1.35%
October 1, 2003 to September 30, 2004 ..............      0.00       $13.66        (0.06)%          1.58%      (0.13)%     1.45%
October 1, 2002 to September 30, 2003 ..............      0.00       $11.56         0.06%           1.43%       0.00%      1.43%

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......      0.00       $10.26        (0.40)%          2.34%      (0.14)%     2.20%
October 1, 2006 to September 30, 2007 ..............      0.00       $14.59        (0.77)%          2.30%      (0.10)%     2.20%
October 1, 2005 to September 30, 2006 ..............      0.00       $14.94        (0.71)%          2.18%      (0.03)%     2.15%
October 1, 2004 to September 30, 2005 ..............      0.00       $15.48        (0.70)%          2.21%      (0.09)%     2.12%
October 1, 2003 to September 30, 2004 ..............      0.00       $13.38        (0.85)%          2.36%      (0.16)%     2.20%
October 1, 2002 to September 30, 2003 ..............      0.00       $11.41        (0.67)%          2.18%       0.00%      2.18%

                                                                   Portfolio    Net Assets at
                                                         Total     Turnover     End of Period
                                                       Return 2     Rate 3     (000's omitted)
----------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (continued)
----------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......     (16.78)%      3% 5      $   815,486
October 1, 2006 to September 30, 2007 ..............      17.50%      10% 5      $ 1,148,716
October 1, 2005 to September 30, 2006 ..............       1.12%       6% 5      $ 1,481,399
October 1, 2004 to September 30, 2005 ..............      10.73%      18% 5      $ 1,850,677
October 1, 2003 to September 30, 2004 ..............       2.57%      14% 5      $ 1,975,616
October 1, 2002 to September 30, 2003 ..............      27.60%      13% 5      $ 1,761,429

Institutional Class
October 1, 2007 to March 31, 2008 (Unaudited) ......     (16.70)%      3% 5      $   121,403
October 1, 2006 to September 30, 2007 ..............      17.73%      10% 5      $   194,138
October 1, 2005 to September 30, 2006 ..............       1.34%       6% 5      $   109,216
October 1, 2004 to September 30, 2005 ..............      10.96%      18% 5      $   104,469
June 30, 2004 9 to September 30, 2004 ..............      (4.85)%     14% 5      $    52,884

SMALL COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......     (21.99)%     65% 5      $     2,499
October 1, 2006 to September 30, 2007 ..............      17.07%     138% 5      $     3,270
October 1, 2005 to September 30, 2006 ..............       6.52%     125% 5      $     3,208
October 1, 2004 to September 30, 2005 ..............      15.95%     142% 5      $     2,317
January 30, 2004 9 to September 30, 2004 ...........      (5.77)%    145% 5      $       832

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......     (22.29)%     65% 5      $       487
October 1, 2006 to September 30, 2007 ..............      16.22%     138% 5      $       750
October 1, 2005 to September 30, 2006 ..............       5.66%     125% 5      $       899
October 1, 2004 to September 30, 2005 ..............      15.12%     142% 5      $       554
January 30, 2004 9 to September 30, 2004 ...........      (6.19)%    145% 5      $       144

Class C
October 1, 2007 to March 31, 2008 (Unaudited) ......     (22.31)%     65% 5      $       230
October 1, 2006 to September 30, 2007 ..............      16.24%     138% 5      $       324
October 1, 2005 to September 30, 2006 ..............       5.73%     125% 5      $       213
October 1, 2004 to September 30, 2005 ..............      15.10%     142% 5      $        77
January 30, 2004 9 to September 30, 2004 ...........      (5.59)%    145% 5      $        28

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ......     (21.90)%     65% 5      $   356,867
October 1, 2006 to September 30, 2007 ..............      17.34%     138% 5      $   487,994
October 1, 2005 to September 30, 2006 ..............       6.80%     125% 5      $   518,506
October 1, 2004 to September 30, 2005 ..............      16.26%     142% 5      $   523,190
October 1, 2003 to September 30, 2004 ..............      12.40%     145% 5      $   486,285
October 1, 2002 to September 30, 2003 ..............      37.58%     163% 5      $   432,328

SMALL COMPANY VALUE FUND
----------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) ......     (19.94)%     22% 5      $    40,306
October 1, 2006 to September 30, 2007 ..............       5.95%      69% 5      $    66,379
October 1, 2005 to September 30, 2006 ..............       6.06%     114% 5      $    81,432
October 1, 2004 to September 30, 2005 ..............      23.97%      70% 5      $    72,680
October 1, 2003 to September 30, 2004 ..............      22.75%      64% 5      $    31,068
October 1, 2002 to September 30, 2003 ..............      37.20%      80% 5      $     8,783

Class B
October 1, 2007 to March 31, 2008 (Unaudited) ......     (20.28)%     22% 5      $     6,347
October 1, 2006 to September 30, 2007 ..............       5.15%      69% 5      $    10,413
October 1, 2005 to September 30, 2006 ..............       5.24%     114% 5      $    13,463
October 1, 2004 to September 30, 2005 ..............      23.01%      70% 5      $    15,802
October 1, 2003 to September 30, 2004 ..............      21.89%      64% 5      $    11,571
October 1, 2002 to September 30, 2003 ..............      36.23%      80% 5      $     7,520

74 Wells Fargo Equity Gateway Funds                        Financial Highlights


                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized     from Net      Distributions
                                                        Value Per    Investment       Gain (Loss)     Investment        from Net
                                                          Share     Income (Loss)   on Investments      Income       Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND (continued)
------------------------------------------------------------------------------------------------------------------------------------
Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 14.59       (0.02) 7         (2.82)            0.00           (1.49)
October 1, 2006 to September 30, 2007 ...............    $ 14.94       (0.12) 7          0.93             0.00           (1.16)
October 1, 2005 to September 30, 2006 ...............    $ 15.48       (0.11) 7          0.89             0.00           (1.32)
October 1, 2004 to September 30, 2005 ...............    $ 13.37       (0.04)            3.03             0.00           (0.88)
October 1, 2003 to September 30, 2004 ...............    $ 11.41       (0.08)            1.56             0.00            0.48
October 1, 2002 to September 30, 2003 ...............    $  8.38       (0.04)            3.07             0.00            0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 15.54        0.04 7          (3.01)           (0.05)          (1.49)
October 1, 2006 to September 30, 2007 ...............    $ 15.69        0.04 7           0.98            (0.01)          (1.16)
October 1, 2005 to September 30, 2006 ...............    $ 16.08        0.04 7           0.92            (0.03)          (1.32)
October 1, 2004 to September 30, 2005 ...............    $ 13.74        0.02             3.20             0.00           (0.88)
October 1, 2003 to September 30, 2004 ...............    $ 11.60        0.01             1.65             0.00            0.48
October 1, 2002 to September 30, 2003 ...............    $  8.44        0.01             3.15             0.00            0.00

STRATEGIC SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 10.34        0.01 7          (1.64)            0.00           (0.02)
October 31, 2006 9 to September 30, 2007 ............    $ 10.00        0.00             0.34             0.00            0.00

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 10.27       (0.02) 7         (1.64)            0.00           (0.02)
October 31, 2006 9 to September 30, 2007 ............    $ 10.00       (0.03)            0.30             0.00            0.00

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......    $ 10.36        0.02 7          (1.61)           (0.38)          (0.02)
October 31, 2006 9 to September 30, 2007 ............    $ 10.00        0.02             0.34             0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 75


                                                                   Ending           Ratio to Average Net Assets (Annualized) 1
                                                        Return    Net Asset   ------------------------------------------------------
                                                          of      Value Per   Net Investment     Gross       Expenses      Net
                                                        Capital     Share     Income (Loss)    Expenses 4     Waived    Expenses 4
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND (continued)
------------------------------------------------------------------------------------------------------------------------------------
Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......     0.00     $ 10.26        (0.40)%          2.34%      (0.14)%     2.20%
October 1, 2006 to September 30, 2007 ...............     0.00     $ 14.59        (0.77)%          2.30%      (0.10)%     2.20%
October 1, 2005 to September 30, 2006 ...............     0.00     $ 14.94        (0.71)%          2.18%      (0.03)%     2.15%
October 1, 2004 to September 30, 2005 ...............     0.00     $ 15.48        (0.67)%          2.20%      (0.09)%     2.11%
October 1, 2003 to September 30, 2004 ...............     0.00     $ 13.37        (0.84)%          2.35%      (0.15)%     2.20%
October 1, 2002 to September 30, 2003 ...............     0.00     $ 11.41        (0.80)%          2.18%       0.00%      2.18%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......     0.00     $ 11.03         0.61%           1.41%      (0.21)%     1.20%
October 1, 2006 to September 30, 2007 ...............     0.00     $ 15.54         0.26%           1.37%      (0.17)%     1.20%
October 1, 2005 to September 30, 2006 ...............     0.00     $ 15.69         0.26%           1.27%      (0.08)%     1.19%
October 1, 2004 to September 30, 2005 ...............     0.00     $ 16.08         0.33%           1.22%      (0.10)%     1.12%
October 1, 2003 to September 30, 2004 ...............     0.00     $ 13.74         0.15%           1.38%      (0.18)%     1.20%
October 1, 2002 to September 30, 2003                     0.00     $ 11.60         0.21%           1.21%       0.00%      1.21%

STRATEGIC SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......     0.00     $  8.69         0.25%          22.73%     (21.28)%     1.45%
October 31, 2006 9 to September 30, 2007 ............     0.00     $ 10.34         0.07%          63.76%     (62.31)%     1.45%

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......     0.00     $  8.59        (0.48)%         23.76%     (21.56)%     2.20%
October 31, 2006 9 to September 30, 2007 ............     0.00     $ 10.27        (0.69)%         60.62%     (58.42)%     2.20%

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......     0.00     $  8.37         0.46%         133.03%    (131.83)%     1.20%
October 31, 2006 9 to September 30, 2007 ............     0.00     $ 10.36         0.17%          84.15%     (82.95)%     1.20%

                                                                   Portfolio    Net Assets at
                                                          Total     Turnover    End of Period
                                                        Return 2     Rate 3    (000's omitted)
----------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND (continued)
----------------------------------------------------------------------------------------------
Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......    (20.27)%     22% 5       $   2,186
October 1, 2006 to September 30, 2007 ...............      5.15%      69% 5       $   3,754
October 1, 2005 to September 30, 2006 ...............      5.24%     114% 5       $   4,711
October 1, 2004 to September 30, 2005 ...............     23.11%      70% 5       $   4,847
October 1, 2003 to September 30, 2004 ...............     21.80%      64% 5       $   2,769
October 1, 2002 to September 30, 2003 ...............     36.23%      80% 5       $   1,497

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......    (19.86)%     22% 5       $ 227,119
October 1, 2006 to September 30, 2007 ...............      6.28%      69% 5       $ 327,372
October 1, 2005 to September 30, 2006 ...............      6.26%     114% 5       $ 272,787
October 1, 2004 to September 30, 2005 ...............     24.21%      70% 5       $ 140,337
October 1, 2003 to September 30, 2004 ...............     23.05%      64% 5       $  59,797
October 1, 2002 to September 30, 2003 ...............     37.51%      80% 5       $  33,583

STRATEGIC SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------
Class A
October 1, 2007 to March 31, 2008 (Unaudited) .......    (15.78)%     29% 5       $     319
October 31, 2006 9 to September 30, 2007 ............      3.40%      64% 5       $     203

Class C
October 1, 2007 to March 31, 2008 (Unaudited) .......    (16.18)%     29% 5       $     209
October 31, 2006 9 to September 30, 2007 ............      2.70%      64% 5       $     126

Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) .......    (15.74)%     29% 5       $       9
October 31, 2006 9 to September 30, 2007 ............      3.60%      64% 5       $      15

76 Wells Fargo Equity Gateway Funds                Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund. These Funds are each a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months period ended March 31, 2008, are in this report and should be read in conjunction with each Fund's financial statements. As of March 31, 2008, the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund own the following percentages of the Master Portfolio(s) in which each Fund invests:

----------------------------------------------------------------------------------------------------------------------
                                          C&B LARGE   DIVERSIFIED   DIVERSIFIED   EMERGING   EQUITY   EQUITY   GROWTH
                                          CAP VALUE      EQUITY        SMALL       GROWTH    INCOME    VALUE   EQUITY
                                            FUND          FUND       CAP FUND       FUND      FUND     FUND     FUND
----------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO               100%           8%           NA           NA        NA       NA       NA
----------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                 NA            5%           NA           NA        NA       NA        5%
----------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                    NA            1%           11%         100%       NA       NA        4%
----------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                      NA            8%           NA           NA       100%      NA       NA
----------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                       NA            8%           NA           NA        NA      100%      NA
----------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                              NA           25%           NA           NA        NA       NA       NA
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                 NA            4%           NA           NA        NA       NA        7%
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO               NA            4%           NA           NA        NA       NA        7%
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                NA            4%           NA           NA        NA       NA        7%
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                NA            4%           NA           NA        NA       NA        8%
----------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO             NA            3%           NA           NA        NA       NA       NA
----------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO               NA           18%           NA           NA        NA       NA       30%
----------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                    NA            3%           34%          NA        NA       NA       12%
----------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO               NA            2%           22%          NA        NA       NA        8%
----------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                NA            0%*           3%          NA        NA       NA        1%
----------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO          NA            3%           30%          NA        NA       NA       11%
----------------------------------------------------------------------------------------------------------------------

*     The amount invested is less than 1%.

Notes to Financial Statements                Wells Fargo Equity Gateway Funds 77


---------------------------------------------------------------------------------------------------------------------------
                                                          LARGE CAP       LARGE         SMALL       SMALL       STRATEGIC
                                        INTERNATIONAL   APPRECIATION     COMPANY       COMPANY      COMPANY     SMALL CAP
                                         VALUE FUND         FUND       GROWTH FUND   GROWTH FUND   VALUE FUND   VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                 NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                    NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                      NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                       NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                              NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                 NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO               NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO               100%             NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO             NA             100%           NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO               NA              NA           100%           NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                    NA              NA            NA            NA            NA           NA
---------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO               NA              NA            NA           100%           NA           NA
---------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                NA              NA            NA            NA           100%          NA
---------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO          NA              NA            NA            NA            NA          100%
---------------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

78 Wells Fargo Equity Gateway Funds                Notes to Financial Statements


DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2004; October 31, 2004; May 31, 2005; May 31, 2006; May 31, 2007)
are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                    Capital Loss
FUND                                             Expiration Year   Carryforwards
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                             2008         $      74,435
                                                      2009            10,803,602
                                                      2010            43,579,411
                                                      2011           162,908,821
                                                      2012            46,100,191
                                                      2013            10,507,524

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that invests substantially all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

Notes to Financial Statements                Wells Fargo Equity Gateway Funds 79


ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                             Administration Fees
                                           Average Daily        (% of Average
                                            Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------
Fund level                                First $5 billion          0.05
                                           Next $5 billion          0.04
                                          Over $10 billion          0.03
--------------------------------------------------------------------------------
Class level
--------------------------------------------------------------------------------
Class A                                   All asset levels          0.28
--------------------------------------------------------------------------------
Class B                                   All asset levels          0.28
--------------------------------------------------------------------------------
Class C                                   All asset levels          0.28
--------------------------------------------------------------------------------
Class D                                   All asset levels          0.28
--------------------------------------------------------------------------------
Class Z                                   All asset levels          0.45*
--------------------------------------------------------------------------------
Administrator Class                       All asset levels          0.10
--------------------------------------------------------------------------------
Institutional Class                       All asset levels          0.08
--------------------------------------------------------------------------------
Investor Class                            All asset levels          0.45*
--------------------------------------------------------------------------------

* Effective February 1, 2008, the class-level administration fee for Class Z and Investor Class was reduced by 0.05%, as shown in the table. Prior to February 1, 2008, the class-level administration fee for Class Z and Investor Class was 0.45%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Funds.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

-------------------------------------------------------------------------------------------------------
                                                                                        % of Average
SHARE CLASS                                                                           Daily Net Assets
-------------------------------------------------------------------------------------------------------
Class A, Class B, Class C, Class D, Class Z, Administrator Class, Investor Class            0.25
-------------------------------------------------------------------------------------------------------

For the period ended March 31, 2008, shareholder servicing fees paid were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                         Administrator   Institutional   Investor
FUND                             Class A      Class B     Class C   Class D    Class Z       Class           Class       Class
---------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND        $  79,773   $  26,136   $ 17,775   $ 652,189        NA   $     253,626             NA         NA
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND           150,870      43,491      6,580          NA        NA       1,210,068             NA         NA
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND             NA          NA         NA          NA        NA         830,869             NA         NA
---------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                   NA          NA         NA          NA        NA              26             NA      6,499
---------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                190,696      23,632      4,317          NA        NA         176,679             NA         NA
---------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND                   7,638       3,414      1,056          NA        NA         113,480             NA         NA
---------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                 37,506       7,446      1,202          NA        NA         362,895             NA         NA
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND           29,836       2,679      1,357          NA        NA         320,554             NA         NA
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND        39,727       4,121        860          NA        NA          63,026             NA         NA
---------------------------------------------------------------------------------------------------------------------------------

80 Wells Fargo Equity Gateway Funds                Notes to Financial Statements


------------------------------------------------------------------------------------------------------------------------------
                                                                                      Administrator   Institutional   Investor
FUND                              Class A   Class B   Class C   Class D     Class Z       Class          Class        Class
------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND         630,341    59,644    12,855        NA   $ 110,908      1,280,776        NA            NA
------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND           3,741       821       323        NA          NA        500,109        NA            NA
------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND           50,402    10,000     3,567        NA          NA        330,523        NA            NA
------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND        304        NA       211        NA          NA             12        NA            NA
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended March 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended March 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended March 31, 2008, were as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                  Net Operating Expense Ratios
                                                                  ----------------------------
                                                                                     Administrator   Institutional   Investor
FUND                               Class A   Class B   Class C   Class D   Class Z       Class           Class        Class
------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND             1.20%     1.95%     1.95%    1.20%         NA       0.95%           0.70%           NA
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND              1.25%     2.00%     2.00%      NA          NA       1.00%             NA            NA
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND             NA        NA        NA       NA          NA       1.20%             NA            NA
------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                   NA        NA        NA       NA          NA       1.20%             NA          1.49%
------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                   1.10%     1.85%     1.85%      NA          NA       0.85%             NA            NA
------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND                    1.25%     2.00%     2.00%      NA          NA       1.00%           0.75%           NA
------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                   1.50%     2.25%     2.25%      NA          NA       1.25%           1.05%           NA
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND             1.50%     2.25%     2.25%      NA          NA       1.25%           1.05%           NA
------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND          1.23%     1.98%     1.98%      NA          NA       1.00%           0.70%           NA
------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND            1.20%     1.95%     1.95%      NA       1.27%*      0.95%           0.75%           NA
------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND            1.45%     2.20%     2.20%      NA          NA       1.20%             NA            NA
------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND             1.45%     2.20%     2.20%      NA          NA       1.20%             NA            NA
------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND       1.45%       NA      2.20%      NA          NA       1.20%             NA            NA
------------------------------------------------------------------------------------------------------------------------------

* Effective February 1, 2008, the net operating expense ratio for the Large Company Growth Fund Class Z decreased from 1.37% to 1.27%. The weighted blended net operating expense ratio for the period ended March 31, 2008 for the Large Company Growth Fund Class Z is 1.34%.

Notes to Financial Statements                Wells Fargo Equity Gateway Funds 81


4.    INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
FUND*                                       Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND                      $  80,950,112        $ 280,446,090
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                         209,357,435          328,818,181
--------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND                      268,389,278          310,308,280
--------------------------------------------------------------------------------
EMERGING GROWTH FUND                              5,666,817            3,824,343
--------------------------------------------------------------------------------
EQUITY INCOME FUND                               10,766,476           83,780,440
--------------------------------------------------------------------------------
EQUITY VALUE FUND                               178,015,611          130,316,801
--------------------------------------------------------------------------------
GROWTH EQUITY FUND                               74,327,256          112,709,889
--------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                         62,330,444           40,547,267
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND                      65,872,065           75,395,811
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                        45,241,831          296,613,003
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                       282,483,574          350,950,846
--------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                         70,324,498          102,207,705
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND                      173,639              213,499
--------------------------------------------------------------------------------

* These Funds seek to achieve their investment objectives by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5.    BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the period ended March 31, 2008, C&B Large Cap Value Fund paid a total of $2,749 in interest on the following borrowings under the Agreement. There were no outstanding loans under the Agreement as of March 31, 2008.

--------------------------------------------------------------------------------
FUND                               Loan amount    Weighted Average Interest Rate
--------------------------------------------------------------------------------
C & B LARGE CAP VALUE FUND         $ 7,000,000                 4.71%
--------------------------------------------------------------------------------

6.    LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

82 Wells Fargo Equity Gateway Funds                Notes to Financial Statements


7.    NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

8.    SUBSEQUENT EVENT

At its November 7, 2007 meeting, the Board unanimously approved the reorganization of the Wells Fargo Advantage Value Fund (the "Target Fund") into the Wells Fargo Advantage C&B Large Cap Value Fund (the "Acquiring Fund") (the "Reorganization").

The Reorganization is subject to the satisfaction of certain conditions, including approval by the Target Fund shareholders. A special meeting of the shareholders of the Target Fund is expected to be held in the second quarter of 2008 for the purpose of enabling such shareholders to vote on whether to approve their Reorganization. If shareholders of a Target Fund approve their Reorganization, the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the then current value of the Target Fund shares.

Upon completion of the Reorganization, the Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a specified class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations and dissolve. The Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of these Reorganizations. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganizations. The proposed Reorganization, if approved by Target Fund shareholders, is expected to occur by the end of the third quarter of 2008.

Additional information, including a detailed description of the Reorganization and the Board's reasons for approving it will be provided in the Proxy Statement/Prospectus that was mailed to record date shareholders of the Target Fund in the second quarter of 2008. The Proxy Statement/Prospectus will also confirm the date, time and location of the Target Fund special shareholder meeting.

Notes to Financial Statements                Wells Fargo Equity Gateway Funds 83


The Board also approved the closing of all WELLS FARGO ADVANTAGE FUNDS Class B shares to new investors and additional investments from existing shareholders effective on or about the close of business February 14, 2008, except in connection with permitted exchanges, the reinvestment of any distributions and the closing of certain reorganizations. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS subject to the limitations described in the Fund's prospectus. All Class B share features and attributes, including the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged.

In addition, the Board also approved modifying certain share class names and features. Class D shares and Class Z shares will each be renamed Investor Class shares and will each be modified to assume the features and attributes associated with Investor Class shares, including their exchange privileges. These share class modifications are expected to take place by the end of the third quarter of 2008. Additional information was provided to shareholders approximately 60 days in advance of the modifications.

84 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 93.58%

APPAREL & ACCESSORY STORES: 1.87%
    356,100  KOHL'S CORPORATION+                                                                                  $   15,273,129
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.85%
    644,780  JONES APPAREL GROUP INCORPORATED                                                                          8,652,948
    188,850  VF CORPORATION                                                                                           14,637,764

                                                                                                                      23,290,712
                                                                                                                  --------------
BUSINESS SERVICES: 5.89%
    748,000  MICROSOFT CORPORATION                                                                                    21,228,240
    610,100  OMNICOM GROUP INCORPORATED                                                                               26,954,218

                                                                                                                      48,182,458
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 9.78%
    377,400  AVERY DENNISON CORPORATION<<                                                                             18,586,950
    232,690  AVON PRODUCTS INCORPORATED                                                                                9,200,563
    306,390  COLGATE-PALMOLIVE COMPANY<<                                                                              23,870,845
    124,580  HENKEL KGAA ADR                                                                                           5,298,338
    354,400  JOHNSON & JOHNSON                                                                                        22,989,928

                                                                                                                      79,946,624
                                                                                                                  --------------
COMMUNICATIONS: 2.72%
    754,585  VODAFONE GROUP PLC ADR                                                                                   22,267,803
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 7.97%
    603,120  BANK OF AMERICA CORPORATION<<                                                                            22,864,279
    380,100  JPMORGAN CHASE & COMPANY                                                                                 16,325,295
    328,951  STATE STREET CORPORATION                                                                                 25,987,129

                                                                                                                      65,176,703
                                                                                                                  --------------
EATING & DRINKING PLACES: 3.87%
    476,000  DARDEN RESTAURANTS INCORPORATED                                                                          15,493,800
    288,969  MCDONALD'S CORPORATION                                                                                   16,115,801

                                                                                                                      31,609,601
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.30%
  1,152,350  FLEXTRONICS INTERNATIONAL LIMITED+<<                                                                     10,820,567
    592,340  GENERAL ELECTRIC COMPANY                                                                                 21,922,503
    569,432  MOLEX INCORPORATED CLASS A                                                                               12,447,784
    184,050  TYCO ELECTRONICS LIMITED                                                                                  6,316,596

                                                                                                                      51,507,450
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.82%
    308,130  ILLINOIS TOOL WORKS INCORPORATED                                                                         14,861,110
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 3.42%
    263,180  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    12,487,891
    190,150  DIAGEO PLC ADR                                                                                           15,462,998

                                                                                                                      27,950,889
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 2.37%
    367,100  WAL-MART STORES INCORPORATED                                                                             19,338,828
                                                                                                                  --------------
HEALTH SERVICES: 1.42%
    221,450  CARDINAL HEALTH INCORPORATED                                                                             11,628,340
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 85


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

      SHARES   SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES: 2.57%
      4,689  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                             $   20,973,428
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.19%
    749,900  DELL INCORPORATED+                                                                                       14,938,008
    320,800  DIEBOLD INCORPORATED                                                                                     12,046,040
    486,190  DOVER CORPORATION                                                                                        20,313,018
    148,510  EATON CORPORATION                                                                                        11,831,792
    455,900  PITNEY BOWES INCORPORATED                                                                                15,965,618

                                                                                                                      75,094,476
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.69%
    654,700  WILLIS GROUP HOLDINGS LIMITED                                                                            22,004,467
                                                                                                                  --------------
INSURANCE CARRIERS: 6.00%
    461,820  ALLSTATE CORPORATION                                                                                     22,195,069
    534,810  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                23,130,533
    303,700  MBIA INCORPORATED+<<                                                                                      3,711,214

                                                                                                                      49,036,816
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.18%
     81,560  BECTON DICKINSON & COMPANY                                                                                7,001,926
  1,040,652  BOSTON SCIENTIFIC CORPORATION+                                                                           13,393,191
    485,410  QUEST DIAGNOSTICS INCORPORATED                                                                           21,974,511

                                                                                                                      42,369,628
                                                                                                                  --------------
MEDICAL PRODUCTS: 1.36%
    191,970  BAXTER INTERNATIONAL INCORPORATED                                                                        11,099,705
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.94%
    359,650  TYCO INTERNATIONAL LIMITED                                                                               15,842,583
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 2.08%
    795,105  OFFICE DEPOT INCORPORATED+                                                                                8,785,910
    414,685  ZALE CORPORATION+<<                                                                                       8,194,176

                                                                                                                      16,980,086
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.50%
    545,400  AMERICAN EXPRESS COMPANY                                                                                 23,844,888
    862,830  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       4,745,565

                                                                                                                      28,590,453
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.59%
   346,900  EXXON MOBIL CORPORATION                                                                                   29,340,802
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.98%
    182,500  HUBBELL INCORPORATED CLASS B<<                                                                            7,973,425
                                                                                                                  --------------
TRAVEL & RECREATION: 1.82%
    368,490  CARNIVAL CORPORATION<<                                                                                   14,916,473
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.40%
    303,699  KIMBERLY-CLARK CORPORATION                                                                               19,603,770
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $812,869,934)                                                                              764,859,759
                                                                                                                  --------------

86 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                             VALUE
PREFERRED STOCKS: 1.52%
    266,700  HENKEL KGAA ADR PREFERRED                                                                            $   12,361,118
TOTAL PREFERRED STOCKS (COST $12,524,298)                                                                             12,361,118
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 6.53%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.26%
    155,056  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 155,056
    658,487  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    658,487
    592,638  DREYFUS CASH MANAGEMENT FUND                                                                                592,638
    724,335  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      724,335

                                                                                                                       2,130,516
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.27%
$ 1,382,822  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008         1,381,180
    243,640  APRECO LLC                                                                2.70         04/17/2008           243,348
    263,395  APRECO LLC                                                                3.10         04/07/2008           263,259
  1,593,538  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008         1,591,059
    102,724  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00         04/18/2008           102,578
    329,243  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008           328,914
  2,153,251  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,153,436)                                                         3.10         04/01/2008         2,153,251
    329,243  BANK OF IRELAND+/-++                                                      3.06         10/14/2008           329,143
     65,849  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $65,854)                                                                  2.50         04/01/2008            65,849
    263,395  BNP PARIBAS+/-                                                            3.13         08/07/2008           263,180
  1,455,255  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,455,380)                                                         3.08         04/01/2008         1,455,255
    829,693  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $829,763)                                                           3.04         04/01/2008           829,693
    697,996  BRYANT BANK FUNDING                                                       2.98         04/09/2008           697,534
    197,546  CAFCO LLC                                                                 2.70         04/18/2008           197,294
    542,593  CAFCO LLC                                                                 3.08         04/07/2008           542,314
  1,349,898  CHARIOT FUNDING LLC                                                       2.97         04/14/2008         1,348,450
    987,730  CHARTA LLC                                                                3.08         04/09/2008           987,054
    856,033  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12         02/25/2008           770,429
    658,487  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18         05/19/2008           592,638
  1,316,973  CIESCO LLC                                                                3.08         04/08/2008         1,316,185
  1,330,143  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008         1,330,143
  2,113,742  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,113,924)                                3.10         04/01/2008         2,113,742
    987,730  CULLINAN FINANCE CORPORATION+/-++                                         3.08         08/04/2008           984,768
    388,507  EBBETS FUNDING LLC                                                        3.65         04/01/2008           388,507
    671,656  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008           670,761
    526,789  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008           526,382
    658,487  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008           657,744
    256,810  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008           256,530
    329,243  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008           329,084
  1,316,973  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008         1,311,078
  1,065,431  GALLEON CAPITAL LLC                                                       2.88         04/16/2008         1,064,153
    526,789  GALLEON CAPITAL LLC                                                       3.10         04/18/2008           526,018
    684,826  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008           683,633
    921,881  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008           921,796
    967,975  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $968,056)                                                 3.00         04/01/2008           967,975
  2,706,380  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,706,617)                                3.15         04/01/2008         2,706,380

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 87


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   131,697  HARRIER FINANCE FUNDING LLC+/-                                            2.62%        04/25/2008    $      131,697
    856,033  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008           856,033
    329,243  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008           328,940
    796,769  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $796,838)                                                           3.10         04/01/2008           796,769
    566,298  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $566,346)                                  3.04         04/01/2008           566,298
    131,697  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008           131,697
    460,941  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008           460,710
    658,487  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008           654,060
    987,730  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008           985,931
     10,536  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008            10,528
    632,147  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008           631,976
     60,910  MORGAN STANLEY+/-                                                         2.94         10/15/2008            60,879
    563,982  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $564,021)                                                           2.50         04/01/2008           563,982
    994,315  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $994,400)                                                           3.08         04/01/2008           994,315
    658,487  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008           654,300
    921,881  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008           920,381
    597,853  OLD LINE FUNDING CORPORATION                                              3.04         04/04/2008           597,702
    190,961  PICAROS FUNDING LLC                                                       2.60         04/11/2008           190,823
    658,487  RANGER FUNDING CORPORATION                                                2.71         04/18/2008           657,644
    395,092  SCALDIS CAPITAL LIMITED                                                   2.82         04/17/2008           394,597
    474,110  SEDNA FINANCE INCORPORATED+/-++                                           3.03         04/10/2008           473,962
    395,092  SHEFFIELD RECEIVABLES CORPORATION                                         3.25         04/02/2008           395,056
    263,395  SLM CORPORATION+/-++                                                      2.94         05/12/2008           262,920
    658,487  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                               5.47         02/15/2008           587,107
    408,262  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                               5.27         04/03/2008           364,006
     79,018  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/03/2008            79,006
    658,487  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/15/2008           657,757
    829,693  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10         04/15/2008           828,693
    395,092  THUNDER BAY FUNDING INCORPORATED                                          2.75         04/15/2008           394,669
    220,672  THUNDER BAY FUNDING INCORPORATED                                          2.80         04/04/2008           220,621
    658,487  TULIP FUNDING CORPORATION                                                 2.88         04/21/2008           657,433
    329,243  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84         04/15/2009           329,024
    329,243  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09         10/08/2008           329,056
    197,546  VARIABLE FUNDING CAPITAL CORPORATION                                      3.02         04/04/2008           197,496
    658,487  VERSAILLES CDS LLC                                                        3.00         04/11/2008           657,938
    329,243  VERSAILLES CDS LLC                                                        3.45         04/08/2008           329,022
    566,298  VICTORIA FINANCE LLC+/-++(a)(i)^^                                         3.44         07/28/2008           504,912
    329,243  VICTORIA FINANCE LLC+/-++(a)(i)^^                                         3.47         08/07/2008           293,553
    658,487  WHITE PINE FINANCE LLC+/-++(a)(i)^^                                       5.41         02/22/2008           625,562
  1,580,368  YORKTOWN CAPITAL LLC                                                      2.72         04/03/2008         1,580,133

                                                                                                                      51,254,489
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $54,264,921)                                                            53,385,005
                                                                                                                  --------------

88 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 4.85%
39,642,910   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   39,642,910
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $39,642,910)                                                                       39,642,910
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $919,302,063)*                                 106.48%                                                      $  870,248,792

OTHER ASSETS AND LIABILITIES, NET                    (6.48)                                                          (52,930,171)
                                                     ------                                                       --------------

TOTAL NET ASSETS                                     100.00%                                                      $  817,318,621
                                                     -------                                                      --------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $39,642,910.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 89


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 96.24%
APPAREL & ACCESSORY STORES: 3.48%
     85,000  AEROPOSTALE INCORPORATED+                                                                            $    2,304,350
    117,300  GAP INCORPORATED                                                                                          2,308,464

                                                                                                                       4,612,814
                                                                                                                  --------------
BIOPHARMACEUTICALS: 2.58%
     66,400  GILEAD SCIENCES INCORPORATED+                                                                             3,421,592
                                                                                                                  --------------
BUSINESS SERVICES: 15.73%
     49,600  ADOBE SYSTEMS INCORPORATED+                                                                               1,765,264
     82,400  BMC SOFTWARE INCORPORATED+                                                                                2,679,648
     60,800  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       1,752,864
    111,300  JUNIPER NETWORKS INCORPORATED+<<                                                                          2,782,500
    125,900  Microsoft Corporation                                                                                     3,573,042
     64,700  OMNICOM GROUP INCORPORATED                                                                                2,858,446
    151,600  ORACLE CORPORATION+                                                                                       2,965,296
    150,700  SYMANTEC CORPORATION+<<                                                                                   2,504,634

                                                                                                                      20,881,694
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 8.46%
     33,700  COLGATE-PALMOLIVE COMPANY                                                                                 2,625,567
     59,400  ELI LILLY & COMPANY                                                                                       3,064,446
     27,100  MONSANTO COMPANY                                                                                          3,021,650
     42,200  SIGMA-ALDRICH CORPORATION                                                                                 2,517,230

                                                                                                                      11,228,893
                                                                                                                  --------------
COMMUNICATIONS: 1.59%
     55,000  AT&T INCORPORATED                                                                                         2,106,500
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 2.41%
     48,200  NORTHERN TRUST CORPORATION                                                                                3,203,854
                                                                                                                  --------------
E-COMMERCE/SERVICES: 1.85%
     34,400  AMAZON.COM INCORPORATED+                                                                                  2,452,720
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 3.90%
     69,600  AMPHENOL CORPORATION CLASS A                                                                              2,592,600
    130,500  NVIDIA CORPORATION+                                                                                       2,582,595

                                                                                                                       5,175,195
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.74%
     49,400  JACOBS ENGINEERING GROUP INCORPORATED+                                                                    3,635,346
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 4.67%
     47,700  PEPSICO INCORPORATED                                                                                      3,443,940
     45,300  THE COCA-COLA COMPANY                                                                                     2,757,411

                                                                                                                       6,201,351
                                                                                                                  --------------
FOOD STORES: 1.80%
     81,600  SAFEWAY INCORPORATED                                                                                      2,394,960
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 17.26%
     58,100  AGCO CORPORATION+<<                                                                                       3,479,028
     23,500  APPLE INCORPORATED+                                                                                       3,372,250
    123,600  EMC CORPORATION                                                                                           1,772,424
     84,600  HEWLETT-PACKARD COMPANY                                                                                   3,862,836

90 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     36,700  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          $    4,225,638
     59,900  NATIONAL OILWELL VARCO INCORPORATED+                                                                      3,496,962
     39,100  PARKER HANNIFIN CORPORATION                                                                               2,708,457

                                                                                                                      22,917,595
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 7.12%
     85,600  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              2,812,816
     42,300  BECTON DICKINSON & COMPANY                                                                                3,631,455
     77,800  DENTSPLY INTERNATIONAL INCORPORATED                                                                       3,003,080

                                                                                                                       9,447,351
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 3.53%
     72,900  EXPRESS SCRIPTS INCORPORATED+                                                                             4,688,928
                                                                                                                  --------------
MEDICAL PRODUCTS: 2.76%
     63,400  BAXTER INTERNATIONAL INCORPORATED                                                                         3,665,788
                                                                                                                  --------------
OIL & GAS EXTRACTION: 3.69%
     25,100  DEVON ENERGY CORPORATION                                                                                  2,618,683
     31,100  OCCIDENTAL PETROLEUM CORPORATION                                                                          2,275,587

                                                                                                                       4,894,270
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.94%
     30,500  EXXON MOBIL CORPORATION                                                                                   2,579,690
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.16%
     74,300  NASDAQ STOCK MARKET INCORPORATED+<<                                                                       2,872,438
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 6.69%
     51,600  AUTOLIV INCORPORATED                                                                                      2,590,320
     38,900  NORTHROP GRUMMAN CORPORATION                                                                              3,026,809
     47,500  UNITED TECHNOLOGIES CORPORATION                                                                           3,268,950

                                                                                                                       8,886,079
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 1.88%
     32,600  W.W. GRAINGER INCORPORATED                                                                                2,490,313
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $116,629,828)                                                                              127,757,371
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 2.59%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.10%
     10,004  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  10,004
     42,485  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     42,485
     38,236  DREYFUS CASH MANAGEMENT FUND                                                                                 38,236
     46,733  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       46,733

                                                                                                                         137,458
                                                                                                                  --------------
  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 2.49%
$    89,218  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008            89,112
     15,719  APRECO LLC                                                                2.70         04/17/2008            15,700
     16,994  APRECO LLC                                                                3.10         04/07/2008            16,985
    102,813  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008           102,653
      6,628  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00         04/18/2008             6,618
     21,242  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008            21,221

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 91


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   138,925  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $138,937)                                                           3.10%        04/01/2008    $      138,925
     21,242  BANK OF IRELAND+/-++                                                      3.06         10/14/2008            21,236
      4,248  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE       2.50         04/01/2008             4,248
             $4,248)
     16,994  BNP PARIBAS+/-                                                            3.13         08/07/2008            16,980
     53,531  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $53,536)                                                            3.04         04/01/2008            53,531
     93,891  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $93,899)                                                            3.08         04/01/2008            93,891
     45,034  BRYANT BANK FUNDING                                                       2.98         04/09/2008            45,004
     12,745  CAFCO LLC                                                                 2.70         04/18/2008            12,729
     35,007  CAFCO LLC                                                                 3.08         04/07/2008            34,989
     87,094  CHARIOT FUNDING LLC                                                       2.97         04/14/2008            87,000
     63,727  CHARTA LLC                                                                3.08         04/09/2008            63,683
     55,230  CHEYNE FINANCE LLC+/-++(a)(i)^^                                           5.12         02/25/2008            49,707
     42,485  CHEYNE FINANCE LLC+/-++(a)(i)^^                                           5.18         05/19/2008            38,236
     84,969  CIESCO LLC                                                                3.08         04/08/2008            84,918
     85,819  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008            85,819
    136,376  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $136,388)                                  3.10         04/01/2008           136,376
     63,727  CULLINAN FINANCE CORPORATION+/-++                                         3.08         08/04/2008            63,536
     25,066  EBBETS FUNDING LLC                                                        3.65         04/01/2008            25,066
     43,334  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008            43,277
     33,988  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008            33,961
     42,485  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008            42,437
     16,569  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008            16,551
     21,242  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008            21,232
     84,969  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008            84,589
     68,740  GALLEON CAPITAL LLC                                                       2.88         04/16/2008            68,658
     33,988  GALLEON CAPITAL LLC                                                       3.10         04/18/2008            33,938
     44,184  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008            44,107
     59,479  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008            59,473
     62,452  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $62,457)                                                  3.00         04/01/2008            62,452
    174,612  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $174,627)                                  3.15         04/01/2008           174,612
      8,497  HARRIER FINANCE FUNDING LLC+/-                                            2.62         04/25/2008             8,497
     55,230  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008            55,230
     21,242  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008            21,223
     51,406  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $51,410)                                                            3.10         04/01/2008            51,406
     36,537  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $36,540)                                   3.04         04/01/2008            36,537
      8,497  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008             8,497
     29,739  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008            29,724
     42,485  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008            42,199
     63,727  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008            63,611
        680  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008               679
     40,785  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008            40,774
      3,930  MORGAN STANLEY+/-                                                         2.94         10/15/2008             3,928
     36,387  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $36,390)                                                            2.50         04/01/2008            36,387
     64,152  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $64,157)                                                            3.08         04/01/2008            64,152
     42,485  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008            42,215
     59,479  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008            59,382
     38,573  OLD LINE FUNDING CORPORATION                                              3.04         04/04/2008            38,563
     12,321  PICAROS FUNDING LLC                                                       2.60         04/11/2008            12,312
     42,485  RANGER FUNDING CORPORATION                                                2.71         04/18/2008            42,430
     25,491  SCALDIS CAPITAL LIMITED                                                   2.82         04/17/2008            25,459

92 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    30,589  SEDNA FINANCE INCORPORATED+/-++                                           3.03%        04/10/2008    $       30,579
     25,491  SHEFFIELD RECEIVABLES CORPORATION                                         3.25         04/02/2008            25,489
     16,994  SLM CORPORATION+/-++                                                      2.94         05/12/2008            16,963
     26,341  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                               5.27         04/03/2008            23,485
     42,485  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                               5.47         02/15/2008            37,879
      5,098  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/03/2008             5,097
     42,485  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/15/2008            42,438
     53,531  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10         04/15/2008            53,466
     25,491  THUNDER BAY FUNDING INCORPORATED                                          2.75         04/15/2008            25,464
     14,237  THUNDER BAY FUNDING INCORPORATED                                          2.80         04/04/2008            14,234
     42,485  TULIP FUNDING CORPORATION                                                 2.88         04/21/2008            42,417
     21,242  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84         04/15/2009            21,228
     21,242  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09         10/08/2008            21,230
     12,745  VARIABLE FUNDING CAPITAL CORPORATION                                      3.02         04/04/2008            12,742
     42,485  VERSAILLES CDS LLC                                                        3.00         04/11/2008            42,449
     21,242  VERSAILLES CDS LLC                                                        3.45         04/08/2008            21,228
     36,537  VICTORIA FINANCE LLC+/-++(a)(i)^^                                         3.44         07/28/2008            32,576
     21,242  VICTORIA FINANCE  LLC+/-++(a)(i)^^                                        3.47         08/07/2008            18,940
     42,485  WHITE PINE FINANCE  LLC+/-++(a)(i)^^                                      5.41         02/22/2008            40,360
    101,963  YORKTOWN CAPITAL LLC                                                      2.72         04/03/2008           101,952

                                                                                                                       3,306,871
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,593,979)                                                              3,444,329
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 3.87%
   5,140,61  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              5,140,615
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,140,615)                                                                         5,140,615
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $125,364,422)*                        102.70%                                                               $  136,342,315

OTHER ASSETS AND LIABILITIES, NET            (2.70)                                                                   (3,585,863)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  132,756,452
                                            ------                                                                --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,140,615.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 93


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 95.20%

AMUSEMENT & RECREATION SERVICES: 1.07%
     32,600  WMS INDUSTRIES INCORPORATED+                                                                         $    1,172,622
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.74%
     46,400  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       804,576
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.03%
     30,800  GYMBOREE CORPORATION+                                                                                     1,228,304
     52,900  WARNACO GROUP INCORPORATED+<<                                                                             2,086,376

                                                                                                                       3,314,680
                                                                                                                  --------------
AUTO PARTS & EQUIPMENT: 0.31%
     23,100   AMERIGON INCORPORATED+                                                                                     341,880
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.74%
     20,900  COPART INCORPORATED+                                                                                        810,084
                                                                                                                  --------------
BUSINESS SERVICES: 14.51%
     28,100  BLUEPHOENIX SOLUTIONS LIMITED+<<                                                                            234,635
     85,700  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                       2,660,985
     50,900  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                          594,512
     85,000  FALCONSTOR SOFTWARE INCORPORATED+<<                                                                         646,850
     33,200  HEALTHCARE SERVICES GROUP<<                                                                                 685,248
     43,200  HMS HOLDINGS CORPORATION+<<                                                                               1,233,360
     37,700  IGATE CORPORATION+                                                                                          268,424
     34,800  MERCADOLIBRE INCORPORATED+<<                                                                              1,383,648
    136,120  OMNICELL INCORPORATED+                                                                                    2,736,012
     28,700  OMNITURE INCORPORATED+<<                                                                                    666,127
     84,200  PROS HOLDINGS INCORPORATED+                                                                               1,056,710
     58,500  SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                             1,702,350
     40,850  VOCUS INCORPORATED+                                                                                       1,078,440
     56,700  YUCHENG TECHNOLOGIES LIMITED+                                                                               938,385

                                                                                                                      15,885,686
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 9.05%
     17,200  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                     608,364
     34,300  CHATTEM INCORPORATED+<<                                                                                   2,275,462
     35,900  FMC CORPORATION                                                                                           1,992,091
     40,100  IDEXX LABORATORIES INCORPORATED+                                                                          1,975,326
     44,400  MARTEK BIOSCIENCES CORPORATION+<<                                                                         1,357,308
     48,000  TERRA INDUSTRIES INCORPORATED+<<                                                                          1,705,440

                                                                                                                       9,913,991
                                                                                                                  --------------
COMMUNICATIONS: 1.66%
     62,100  DG FASTCHANNEL INCORPORATED+                                                                              1,191,078
     24,200  GEOEYE INCORPORATED+                                                                                        628,958

                                                                                                                       1,820,036
                                                                                                                  --------------
EATING & DRINKING PLACES: 1.43%
     13,800  CHIPOTLE MEXICAN GRILL INCORPORATED+                                                                      1,565,334
                                                                                                                  --------------
EDUCATIONAL SERVICES: 3.95%
     68,900  INVESTOOLS INCORPORATED+<<                                                                                  757,211
     55,100  NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                   3,573,786

                                                                                                                       4,330,997
                                                                                                                  --------------

94 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.50%
    109,198  COMTECH GROUP INCORPORATED+<<                                                                        $    1,178,246
     59,750  DIODES INCORPORATED+<<                                                                                    1,312,110
     40,100  ENERSYS+                                                                                                    959,192
     96,400  JA SOLAR HOLDINGS COMPANY LIMITED+                                                                        1,793,040
     59,900  SOLERA HOLDINGS INCORPORATED+                                                                             1,459,164
     35,700  ULTRALIFE BATTERIES INCORPORATED+<<                                                                         421,617

                                                                                                                       7,123,369
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.66%
     15,200  CORE LABORATORIES NV+                                                                                     1,813,360
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 2.79%
     43,200  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                              2,513,808
     41,500  DARLING INTERNATIONAL INCORPORATED+                                                                         537,425

                                                                                                                       3,051,233
                                                                                                                  --------------
FOOTWEAR: 2.99%
     30,400  DECKERS OUTDOOR CORPORATION+<<                                                                            3,277,728
                                                                                                                  --------------
HEALTH SERVICES: 0.53%
     19,400  CARDIONET INCORPORATED+                                                                                     349,006
     17,600  SUN HEALTHCARE GROUP INCORPORATED+                                                                          231,264

                                                                                                                         580,270
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.79%
      6,700  LINDSAY MANUFACTURING COMPANY<<                                                                             686,549
     50,800  ROBBINS & MYERS INCORPORATED                                                                              1,658,620
     38,000  TEAM INCORPORATED+                                                                                        1,037,400
     74,800  THE MIDDLEBY CORPORATION+<<                                                                               4,666,772
     18,000  WOODWARD GOVERNOR COMPANY                                                                                   480,960

                                                                                                                       8,530,301
                                                                                                                  --------------
INSURANCE CARRIERS: 2.13%
     72,900  ASSURED GUARANTY LIMITED<<                                                                                1,730,646
     11,000  THE NAVIGATORS GROUP INCORPORATED+                                                                          598,400

                                                                                                                       2,329,046
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.02%
     28,400  HOLOGIC INCORPORATED+<<                                                                                   1,579,040
     60,400  ICON PLC ADR+                                                                                             3,919,356

                                                                                                                       5,498,396
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.98%
     66,491  CYNOSURE INCORPORATED+<<                                                                                  1,416,258
     21,800  NUVASIVE INCORPORATED+                                                                                      752,318

                                                                                                                       2,168,576
                                                                                                                  --------------
METAL MINING: 0.53%
     68,400  SHENGDATECH INCORPORATED+<<                                                                                 581,400
                                                                                                                  --------------
OIL & GAS EXTRACTION: 12.69%
    125,800  ARENA RESOURCES INCORPORATED+<<                                                                           4,869,718
     10,700  ATWOOD OCEANICS INCORPORATED+<<                                                                             981,404
     43,900  BILL BARRETT CORPORATION+<<                                                                               2,074,275
     43,500  CARRIZO OIL & GAS INCORPORATED+                                                                           2,578,245

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 95


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (CONTINUED)
     14,900  CNX GAS CORPORATION+<<                                                                               $      480,972
     18,300  PETROLEUM DEVELOPMENT CORPORATION+                                                                        1,267,641
     72,600  PIONEER DRILLING COMPANY+<<                                                                               1,156,518
     27,700  REX ENERGY CORPORATED+                                                                                      460,928
        800  SANDRIDGE ENERGY INCORPORATED+<<                                                                             31,320

                                                                                                                      13,901,021
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.92%
     14,800  GREIF INCORPORATED CLASS A<<                                                                              1,005,364
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.21%
     54,700  DOLAN MEDIA COMPANY+                                                                                      1,100,017
     15,400  SHUTTERFLY INCORPORATED+<<                                                                                  228,998

                                                                                                                       1,329,015
                                                                                                                  --------------
REAL ESTATE: 0.52%
     17,000  GAFISA SA<<                                                                                                 567,120
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.69%
     42,375  FCSTONE GROUP INCORPORATED+<<                                                                             1,173,788
     25,500  GREENHILL & COMPANY INCORPORATED<<                                                                        1,773,780

                                                                                                                       2,947,568
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 2.86%
     66,800  EXIDE TECHNOLOGIES+<<                                                                                       875,080
     24,500  HEICO CORPORATION+                                                                                          961,135
     12,300  HORNBECK OFFSHORE+<<                                                                                        561,741
     19,900  TRANSDIGN GROUP INCORPORATED+                                                                               737,295

                                                                                                                       3,135,251
                                                                                                                  --------------
WATER TRANSPORTATION: 1.94%
     11,900  DRYSHIPS INCORPORATED<<                                                                                     712,929
     24,800  KIRBY CORPORATION+                                                                                        1,413,600

                                                                                                                       2,126,529
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.34%
     30,900  HERBALIFE LIMITED                                                                                         1,467,750
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.62%
     20,000  CHINDEX INTERNATIONAL INCORPORATED+                                                                         754,800
     94,300  LKQ CORPORATION+<<                                                                                        2,118,921

                                                                                                                       2,873,721
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $107,658,120)                                                                              104,266,904
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 38.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.52%
    515,145  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    515,145
    463,630  DREYFUS CASH MANAGEMENT FUND                                                                                463,630
    566,659  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      566,659
    121,303  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             121,303

                                                                                                                       1,666,737
                                                                                                                  --------------

96 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 36.61%
$ 1,081,804  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008    $    1,080,520
    190,604  APRECO LLC                                                                2.70         04/17/2008           190,375
    206,058  APRECO LLC                                                                3.10         04/07/2008           205,951
  1,246,651  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008         1,244,711
     80,363  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00         04/18/2008            80,249
    257,572  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008           257,315
  1,684,524  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,684,669)                                                         3.10         04/01/2008         1,684,524
    257,572  BANK OF IRELAND+/-++                                                      3.06         10/14/2008           257,494
     51,514  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE       2.50         04/01/2008            51,514
             $51,518)
    206,058  BNP PARIBAS+/-                                                            3.13         08/07/2008           205,890
  1,138,470  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY          3.08         04/01/2008         1,138,470
             VALUE $1,138,567)
    649,083  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY          3.04         04/01/2008           649,083
             VALUE $649,138)
    546,054  BRYANT BANK FUNDING                                                       2.98         04/09/2008           545,692
    154,543  CAFCO LLC                                                                 2.70         04/18/2008           154,346
    424,479  CAFCO LLC                                                                 3.08         04/07/2008           424,261
  1,056,047  CHARIOT FUNDING LLC                                                       2.97         04/14/2008         1,054,914
    772,717  CHARTA LLC                                                                3.08         04/09/2008           772,188
    669,688  CHEYNE FINANCE LLC+/-++(a)(i)^^                                           5.12         02/25/2008           602,720
    515,145  CHEYNE FINANCE LLC+/-++(a)(i)^^                                           5.18         05/19/2008           463,630
  1,030,290  CIESCO LLC                                                                3.08         04/08/2008         1,029,673
  1,040,593  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008         1,040,593
  1,653,615  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,653,757)                                               3.10         04/01/2008         1,653,615
    772,717  CULLINAN FINANCE CORPORATION+/-++                                         3.08         08/04/2008           770,400
    303,935  EBBETS FUNDING LLC                                                        3.65         04/01/2008           303,935
    525,448  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008           524,747
    412,116  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008           411,798
    515,145  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008           514,564
    200,907  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008           200,688
    257,572  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008           257,448
  1,030,290  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008         1,025,678
    833,504  GALLEON CAPITAL LLC                                                       2.88         04/16/2008           832,504
    412,116  GALLEON CAPITAL LLC                                                       3.10         04/18/2008           411,513
    535,751  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008           534,818
    721,203  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008           721,136
    757,263  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $757,326)                                                 3.00         04/01/2008           757,263
  2,117,245  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,117,430)                                3.15         04/01/2008         2,117,245
    103,029  HARRIER FINANCE FUNDING LLC+/-                                            2.62         04/25/2008           103,029
    669,688  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008           669,688
    257,572  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008           257,335
    623,325  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY       3.10         04/01/2008           623,325
             VALUE $623,379)
    443,025  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED  (MATURITY VALUE $443,062)                                 3.04         04/01/2008           443,025
    103,029  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008           103,029
    360,601  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008           360,421
    515,145  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008           511,682
    772,717  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008           771,310
      8,242  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008             8,236
    494,539  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008           494,405
     47,651  MORGAN STANLEY+/-                                                         2.94         10/15/2008            47,627
    441,213  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY       2.50         04/01/2008           441,213
             VALUE $441,244)
    777,869  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY       3.08         04/01/2008           777,869
             VALUE $777,936)
    515,145  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008           511,870
    721,203  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008           720,029

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 97


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     467,710   OLD LINE FUNDING CORPORATION                                              3.04%         04/04/2008    $     467,592
      149,392   PICAROS FUNDING LLC                                                       2.60          04/11/2008          149,284
      515,145   RANGER FUNDING CORPORATION                                                2.71          04/18/2008          514,486
      309,087   SCALDIS CAPITAL LIMITED                                                   2.82          04/17/2008          308,700
      370,904   SEDNA FINANCE INCORPORATED+/-++                                           3.03          04/10/2008          370,788
      309,087   SHEFFIELD RECEIVABLES CORPORATION                                         3.25          04/02/2008          309,059
      206,058   SLM CORPORATION+/-++                                                      2.94          05/12/2008          205,686
      319,390   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.27          04/03/2008          284,768
      515,145   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.47          02/15/2008          459,303
       61,817   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85          04/03/2008           61,808
      515,145   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85          04/15/2008          514,574
      649,083   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10          04/15/2008          648,300
      309,087   THUNDER BAY FUNDING INCORPORATED                                          2.75          04/15/2008          308,756
      172,635   THUNDER BAY FUNDING INCORPORATED                                          2.80          04/04/2008          172,595
      515,145   TULIP FUNDING CORPORATION                                                 2.88          04/21/2008          514,321
      257,572   UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84          04/15/2009          257,401
      257,572   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09          10/08/2008          257,426
      154,543   VARIABLE FUNDING CAPITAL CORPORATION                                      3.02          04/04/2008          154,505
      515,145   VERSAILLES CDS LLC                                                        3.00          04/11/2008          514,716
      257,572   VERSAILLES CDS LLC                                                        3.45          04/08/2008          257,400
      443,025   VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.44          07/28/2008          395,001
      257,572   VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.47          08/07/2008          229,652
      515,145   WHITE PINE FINANCE LLC+/-++(A)(I)^^                                       5.41          02/22/2008          489,388
    1,236,348   YORKTOWN CAPITAL LLC                                                      2.72          04/03/2008        1,236,160

                                                                                                                         40,097,227
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,970,475)                                                               41,763,964
                                                                                                                      -------------

       SHARES
SHORT-TERM INVESTMENTS: 3.94%
    4,308,287   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              4,308,287
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,308,287)                                                                            4,308,287
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $153,936,882)*                        137.27%                                                                   $ 150,339,155

OTHER ASSETS AND LIABILITIES, NET           (37.27)                                                                     (40,817,347)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 109,521,808
                                            ------                                                                    -------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $4,308,287.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

98 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.55%

BUSINESS SERVICES: 2.49%
      157,025   MICROSOFT CORPORATION                                                                                 $   4,456,370
      117,800   ORACLE CORPORATION+                                                                                       2,304,168
      268,625   SYMANTEC CORPORATION+<<                                                                                   4,464,548

                                                                                                                         11,225,086
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 12.08%
       84,650   ABBOTT LABORATORIES                                                                                       4,668,448
       65,247   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     6,002,724
      202,925   BRISTOL-MYERS SQUIBB COMPANY                                                                              4,322,303
       24,625   COLGATE-PALMOLIVE COMPANY                                                                                 1,918,534
      137,009   E.I. DU PONT DE NEMOURS & COMPANY<<                                                                       6,406,541
       78,140   JOHNSON & JOHNSON                                                                                         5,068,942
      364,385   PFIZER INCORPORATED                                                                                       7,626,578
      162,860   PROCTER & GAMBLE COMPANY                                                                                 11,411,600
       90,831   ROHM & HAAS COMPANY<<                                                                                     4,912,140
       50,600   WYETH                                                                                                     2,113,056

                                                                                                                         54,450,866
                                                                                                                      -------------
COMMUNICATIONS: 6.26%
      458,740   AT&T INCORPORATED                                                                                        17,569,742
      291,436   VERIZON COMMUNICATIONS INCORPORATED                                                                      10,622,842

                                                                                                                         28,192,584
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 13.34%
      347,730   BANK OF AMERICA CORPORATION<<                                                                            13,182,444
      168,105   BANK OF NEW YORK MELLON CORPORATION                                                                       7,015,022
      375,740   CITIGROUP INCORPORATED                                                                                    8,048,351
      307,890   JPMORGAN CHASE & COMPANY                                                                                 13,223,876
       73,950   STATE STREET CORPORATION                                                                                  5,842,050
      225,156   US BANCORP                                                                                                7,286,048
      204,190   WACHOVIA CORPORATION<<                                                                                    5,513,130

                                                                                                                         60,110,921
                                                                                                                      -------------
EATING & DRINKING PLACES: 1.21%
       97,820   MCDONALD'S CORPORATION                                                                                    5,455,421
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.20%
      104,466   DOMINION RESOURCES INCORPORATED                                                                           4,266,391
          525   EXELON CORPORATION                                                                                           42,667
       49,295   FIRSTENERGY CORPORATION                                                                                   3,382,623
      147,170   FPL GROUP INCORPORATED                                                                                    9,233,446
       74,775   MDU RESOURCES GROUP INCORPORATED                                                                          1,835,726
      115,930   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,659,227

                                                                                                                         23,420,080
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.30%
      158,200   CISCO SYSTEMS INCORPORATED+                                                                               3,811,038
      129,175   EMERSON ELECTRIC COMPANY                                                                                  6,647,346
      462,494   GENERAL ELECTRIC COMPANY                                                                                 17,116,903
      167,695   NOKIA OYJ ADR                                                                                             5,337,732

                                                                                                                         32,913,019
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 99


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.29%
      102,475   COMMERCIAL METALS COMPANY                                                                             $   3,071,176
      103,960   FORTUNE BRANDS INCORPORATED                                                                               7,225,220

                                                                                                                         10,296,396
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 2.24%
       68,162   KRAFT FOODS INCORPORATED CLASS A                                                                          2,113,704
      110,395   PEPSICO INCORPORATED                                                                                      7,970,519

                                                                                                                         10,084,223
                                                                                                                      -------------
FOOD STORES: 0.90%
      137,400   SAFEWAY INCORPORATED                                                                                      4,032,690
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 1.98%
      176,295   TARGET CORPORATION                                                                                        8,934,631
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.61%
       68,016   3M COMPANY<<                                                                                              5,383,466
      204,670   HEWLETT-PACKARD COMPANY                                                                                   9,345,232
      248,250   INTEL CORPORATION                                                                                         5,257,935
       46,092   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               5,307,033

                                                                                                                         25,293,666
                                                                                                                      -------------
INSURANCE CARRIERS: 6.45%
      183,918   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 7,954,454
      153,705   METLIFE INCORPORATED                                                                                      9,262,263
      181,650   THE TRAVELERS COMPANIES INCORPORATED<<                                                                    8,691,953
       71,525   WELLPOINT INCORPORATED+<<                                                                                 3,156,398

                                                                                                                         29,065,068
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.55%
       27,234   BECTON DICKINSON & COMPANY                                                                                2,338,039
       80,525   ROCKWELL AUTOMATION INCORPORATED                                                                          4,623,746

                                                                                                                          6,961,785
                                                                                                                      -------------
MEDICAL PRODUCTS: 0.85%
      101,075   MERCK & COMPANY INCORPORATED                                                                              3,835,796
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 1.13%
      125,875   CVS CAREMARK CORPORATION                                                                                  5,099,196
                                                                                                                      -------------
MOTION PICTURES: 1.60%
      260,350   TIME WARNER INCORPORATED                                                                                  3,650,107
      112,815   WALT DISNEY COMPANY<<                                                                                     3,540,135

                                                                                                                          7,190,242
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.41%
       98,900   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                     3,378,424
      103,410   AMERICAN EXPRESS COMPANY                                                                                  4,521,085
       59,925   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       2,949,509

                                                                                                                         10,849,018
                                                                                                                      -------------
OIL & GAS EXTRACTION: 2.80%
      123,100   CHESAPEAKE ENERGY CORPORATION                                                                             5,681,065
      171,375   HALLIBURTON COMPANY                                                                                       6,740,179
        2,200   SCHLUMBERGER LIMITED                                                                                        191,400

                                                                                                                         12,612,644
                                                                                                                      -------------

100 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 13.29%
      198,420   CHEVRON CORPORATION                                                                                   $  16,937,131
      187,400   CONOCOPHILLIPS<<                                                                                         14,281,754
      260,736   EXXON MOBIL CORPORATION                                                                                  22,053,051
       97,250   MARATHON OIL CORPORATION                                                                                  4,434,600
       44,700   VALERO ENERGY CORPORATION                                                                                 2,195,217

                                                                                                                         59,901,753
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.80%
       14,572   AMERIPRISE FINANCIAL INCORPORATED                                                                           755,558
       15,275   GOLDMAN SACHS GROUP INCORPORATED                                                                          2,526,332
       47,500   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                   1,787,900
       36,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                    1,466,640
      132,600   MORGAN STANLEY                                                                                            6,059,820

                                                                                                                         12,596,250
                                                                                                                      -------------
TOBACCO PRODUCTS: 1.45%
       89,875   ALTRIA GROUP INCORPORATED                                                                                 1,995,225
       89,875   PHILIP MORRIS INTERNATIONAL+                                                                              4,548,574

                                                                                                                          6,543,799
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 3.51%
      156,730   HONEYWELL INTERNATIONAL INCORPORATED                                                                      8,842,707
      101,400   UNITED TECHNOLOGIES CORPORATION                                                                           6,978,343

                                                                                                                         15,821,050
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.81%
      125,825   SYSCO CORPORATION                                                                                         3,651,442
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $373,705,087)                                                                                 448,537,626
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 13.52%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.54%
      176,896   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 176,896
      751,233   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    751,233
      676,110   DREYFUS CASH MANAGEMENT FUND                                                                                676,110
      826,357   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      826,357

                                                                                                                          2,430,596
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 12.98%
$   1,577,590   AMSTEL FUNDING CORPORATION                                                2.85%         04/16/2008        1,575,717
      277,956   APRECO LLC                                                                2.70          04/17/2008          277,623
      300,493   APRECO LLC                                                                3.10          04/07/2008          300,338
    1,817,985   ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80          04/21/2008        1,815,157
      117,192   ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00          04/18/2008          117,026
      375,617   BANCO SANTANDER TOTTA LOAN+/-++                                           2.83          10/15/2008          375,242
    2,456,533   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,456,745)                                               3.10          04/01/2008        2,456,533
      375,617   BANK OF IRELAND+/-++                                                      3.06          10/14/2008          375,502
       75,123   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $75,128)                                                            2.50          04/01/2008           75,123
      300,493   BNP PARIBAS+/-                                                            3.13          08/07/2008          300,249
    1,660,226   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,660,368)                                                         3.08          04/01/2008        1,660,226
      946,554   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $946,634)                                                           3.04          04/01/2008          946,554
      796,307   BRYANT BANK FUNDING                                                       2.98          04/09/2008          795,780
      225,370   CAFCO LLC                                                                 2.70          04/18/2008          225,083

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 101


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     619,016   CAFCO LLC                                                                 3.08%         04/07/2008    $     618,699
    1,540,029   CHARIOT FUNDING LLC                                                       2.97          04/14/2008        1,538,377
    1,126,850   CHARTA LLC                                                                3.08          04/09/2008        1,126,079
      976,604   CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12          02/25/2008          878,943
      751,233   CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18          05/19/2008          676,110
    1,502,467   CIESCO LLC                                                                3.08          04/08/2008        1,501,567
    1,517,492   CLIPPER RECEIVABLES CORPORATION                                           3.32          04/01/2008        1,517,492
    2,411,459   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,411,667)                                3.10          04/01/2008        2,411,459
    1,126,850   CULLINAN FINANCE CORPORATION+/-++                                         3.08          08/04/2008        1,123,471
      443,228   EBBETS FUNDING LLC                                                        3.65          04/01/2008          443,228
      766,258   ERASMUS CAPITAL CORPORATION                                               3.00          04/17/2008          765,236
      600,987   ERASMUS CAPITAL CORPORATION                                               3.09          04/10/2008          600,523
      751,233   EUREKA SECURITIZATION INCORPORATED                                        2.90          04/15/2008          750,386
      292,981   FAIRWAY FINANCE CORPORATION                                               2.80          04/15/2008          292,662
      375,617   FAIRWAY FINANCE CORPORATION                                               2.90          04/07/2008          375,435
    1,502,467   FIVE FINANCE INCORPORATED+/-++                                            4.50          07/09/2008        1,495,742
    1,215,496   GALLEON CAPITAL LLC                                                       2.88          04/16/2008        1,214,037
      600,987   GALLEON CAPITAL LLC                                                       3.10          04/18/2008          600,107
      781,283   GEMINI SECURITIZATION INCORPORATED                                        2.85          04/23/2008          779,922
    1,051,727   GEMINI SECURITIZATION INCORPORATED                                        3.32          04/02/2008        1,051,630
    1,104,313   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,104,405)                                               3.00          04/01/2008        1,104,313
    3,087,570   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $3,087,840)                                3.15          04/01/2008        3,087,570
      150,247   HARRIER FINANCE FUNDING LLC+/-                                            2.62          04/25/2008          150,247
      976,604   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90          10/16/2008          976,604
      375,617   INTESA BANK (IRELAND) PLC+/-++                                            2.61          10/24/2008          375,270
      908,993   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $909,071)                                                           3.10          04/01/2008          908,993
      646,061   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $646,116)                                  3.04          04/01/2008          646,061
      150,247   KESTREL FUNDING US LLC+/-                                                 2.62          04/25/2008          150,247
      525,863   LIBERTY STREET FUNDING CORPORATION                                        3.00          04/07/2008          525,601
      751,233   LINKS FINANCE LLC+/-++                                                    3.09          08/15/2008          746,184
    1,126,850   MONT BLANC CAPITAL CORPORATION                                            2.86          04/24/2008        1,124,798
       12,020   MONT BLANC CAPITAL CORPORATION                                            3.20          04/09/2008           12,011
      721,184   MONT BLANC CAPITAL CORPORATION                                            3.25          04/04/2008          720,989
       69,489   MORGAN STANLEY+/-                                                         2.94          10/15/2008           69,454
    1,134,363   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,134,460)                                                         3.08          04/01/2008        1,134,363
      643,418   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $643,463)                                                           2.50          04/01/2008          643,418
      751,233   NORTHERN ROCK PLC+/-++                                                    3.14          10/03/2008          746,457
    1,051,727   OLD LINE FUNDING CORPORATION                                              2.79          04/22/2008        1,050,015
      682,060   OLD LINE FUNDING CORPORATION                                              3.04          04/04/2008          681,887
      217,858   PICAROS FUNDING LLC                                                       2.60          04/11/2008          217,700
      751,233   RANGER FUNDING CORPORATION                                                2.71          04/18/2008          750,272
      450,740   SCALDIS CAPITAL LIMITED                                                   2.82          04/17/2008          450,175
      540,888   SEDNA FINANCE INCORPORATED+/-++                                           3.03          04/10/2008          540,719
      450,740   SHEFFIELD RECEIVABLES CORPORATION                                         3.25          04/02/2008          450,699
      300,493   SLM CORPORATION+/-++                                                      2.94          05/12/2008          299,952
      465,765   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.27          04/03/2008          415,276
      751,233   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.47          02/15/2008          669,800
       90,148   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85          04/03/2008           90,134
      751,233   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85          04/15/2008          750,401
      946,554   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10          04/15/2008          945,413
      450,740   THUNDER BAY FUNDING INCORPORATED                                          2.75          04/15/2008          450,258
      251,753   THUNDER BAY FUNDING INCORPORATED                                          2.80          04/04/2008          251,695

102 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
  $ 751,233  TULIP FUNDING CORPORATION                                                 2.88%        04/21/2008    $      750,032
    375,617  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84         04/15/2009           375,367
    375,617  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09         10/08/2008           375,403
    225,370  VARIABLE FUNDING CAPITAL CORPORATION                                      3.02         04/04/2008           225,313
    751,233  VERSAILLES CDS LLC                                                        3.00         04/11/2008           750,607
    375,617  VERSAILLES CDS LLC                                                        3.45         04/08/2008           375,365
    646,061  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.44         07/28/2008           576,028
    375,617  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.47         08/07/2008           334,900
    751,233  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                       5.41         02/22/2008           713,672
  1,802,960  YORKTOWN CAPITAL LLC                                                      2.72         04/03/2008         1,802,686

                                                                                                                      58,473,607
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,379,842)                                                            60,904,203
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 0.48%
  2,170,153  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++                                                               2,170,153
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,170,153)                                                                         2,170,153
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $437,255,082)*                                          113.55%                                             $  511,611,982

OTHER ASSETS AND LIABILITIES, NET                             (13.55)                                                (61,038,677)
                                                              ------                                              --------------

TOTAL NET ASSETS                                              100.00%                                             $  450,573,305
                                                              ------                                              --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,170,153.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 103


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 97.93%

APPAREL & ACCESSORY STORES: 1.27%
    427,400  GAP INCORPORATED                                                                                     $    8,411,232
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.52%
    217,400  D.R. HORTON INCORPORATED                                                                                  3,424,050
                                                                                                                  --------------
BUSINESS SERVICES: 2.20%
    323,400  MICROSOFT CORPORATION                                                                                     9,178,092
    344,850  SUN MICROSYSTEMS INCORPORATED+                                                                            5,355,521

                                                                                                                      14,533,613
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 11.85%
     99,700  BIOGEN IDEC INCORPORATED+                                                                                 6,150,493
    487,100  CELANESE CORPORATION CLASS A                                                                             19,021,255
     39,200  CF INDUSTRIES HOLDINGS INCORPORATED                                                                       4,061,904
    109,100  E.I. DU PONT DE NEMOURS & COMPANY                                                                         5,101,516
    124,200  FOREST LABORATORIES INCORPORATED+                                                                         4,969,242
    145,200  INVITROGEN CORPORATION+<<                                                                                12,410,244
     43,000  MOSAIC COMPANY+                                                                                           4,411,800
    453,700  PFIZER INCORPORATED                                                                                       9,495,941
    113,100  PROCTER & GAMBLE COMPANY                                                                                  7,924,917
    137,200  TERRA INDUSTRIES INCORPORATED+<<                                                                          4,874,716

                                                                                                                      78,422,028
                                                                                                                  --------------
COMMUNICATIONS: 7.18%
    704,600  AT&T INCORPORATED                                                                                        26,986,180
    301,300  TURKCELL ILETISIM HIZMETLERI AS ADR<<                                                                     6,294,157
    389,400  VERIZON COMMUNICATIONS INCORPORATED                                                                      14,193,630

                                                                                                                      47,473,967
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 12.54%
    110,200  BANCO BRADESCO SA ADR<<                                                                                   3,059,152
    602,600  BANK OF AMERICA CORPORATION<<                                                                            22,844,566
    180,600  BANK OF NEW YORK MELLON CORPORATION                                                                       7,536,438
    349,500  BB&T CORPORATION<<                                                                                       11,204,970
    581,400  JPMORGAN CHASE & COMPANY                                                                                 24,971,130
    368,200  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                 6,708,604
     99,600  NORTHERN TRUST CORPORATION                                                                                6,620,412

                                                                                                                      82,945,272
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.71%
    175,500  JACK IN THE BOX INCORPORATED+                                                                             4,715,685
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 7.64%
    399,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             16,610,370
    221,900  EDISON INTERNATIONAL                                                                                     10,877,538
     57,900  FIRSTENERGY CORPORATION                                                                                   3,973,098
    240,700  NORTHEAST UTILITIES                                                                                       5,906,778
    167,000  NRG ENERGY INCORPORATED+<<                                                                                6,511,330
    333,400  XCEL ENERGY INCORPORATED                                                                                  6,651,330

                                                                                                                      50,530,444
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.89%
    209,900  COOPER INDUSTRIES LIMITED CLASS A                                                                         8,427,485
    353,800  GENERAL ELECTRIC COMPANY                                                                                 13,094,138
     59,000  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   4,183,100

                                                                                                                      25,704,723
                                                                                                                  --------------

104 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.87%
    112,900  SNAP-ON INCORPORATED                                                                                 $    5,740,965
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.67%
    221,900  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   3,399,508
     65,000  EXTERRAN HOLDINGS INCORPORATED+<<                                                                         4,195,100
    171,200  PROLOGIS<<                                                                                               10,076,832

                                                                                                                      17,671,440
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.65%
     19,900  APPLE INCORPORATED+                                                                                       2,855,650
    183,400  CNH GLOBAL N.V.<<                                                                                         9,542,302
    104,400  CUMMINS INCORPORATED                                                                                      4,888,008
    214,700  HEWLETT-PACKARD COMPANY                                                                                   9,803,202
     79,900  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               9,199,686
    207,000  SANDISK CORPORATION+<<                                                                                    4,671,990
    154,000  TEREX CORPORATION+                                                                                        9,625,000

                                                                                                                      50,585,838
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.10%
    161,200  AON CORPORATION                                                                                           6,480,240
    338,300  UNUMPROVIDENT CORPORATION                                                                                 7,445,983

                                                                                                                      13,926,223
                                                                                                                  --------------
INSURANCE CARRIERS: 3.07%
     82,800  ASSURANT INCORPORATED                                                                                     5,039,208
     94,800  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            7,182,996
    168,900  THE TRAVELERS COMPANIES INCORPORATED                                                                      8,081,865

                                                                                                                      20,304,069
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.83%
     56,800  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                5,516,416
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 0.83%
    126,100  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      5,521,919
                                                                                                                  --------------
METAL MINING: 1.69%
    116,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      11,161,520
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.66%
     50,800  COSTCO WHOLESALE CORPORATION                                                                              3,300,476
    189,600  CVS CAREMARK CORPORATION                                                                                  7,680,696

                                                                                                                      10,981,172
                                                                                                                  --------------
MOTION PICTURES: 0.99%
    208,400  WALT DISNEY COMPANY                                                                                       6,539,592
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.42%
    191,100  CAPITAL ONE FINANCIAL CORPORATION<<                                                                       9,405,942
                                                                                                                  --------------
OIL & GAS EXTRACTION: 3.31%
    134,300  ANADARKO PETROLEUM CORPORATION                                                                            8,464,929
     64,500  CIMAREX ENERGY COMPANY                                                                                    3,530,730
    135,200  OCCIDENTAL PETROLEUM CORPORATION                                                                          9,892,584

                                                                                                                      21,888,243
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 105


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 10.91%
    156,400  CHEVRON CORPORATION                                                                                  $   13,350,304
    106,400  CONOCOPHILLIPS<<                                                                                          8,108,744
    362,900  EXXON MOBIL CORPORATION                                                                                  30,694,082
     59,700  HESS CORPORATION                                                                                          5,264,346
    155,900  MARATHON OIL CORPORATION                                                                                  7,109,040
    155,500  VALERO ENERGY CORPORATION                                                                                 7,636,605

                                                                                                                      72,163,121
                                                                                                                  --------------
PIPELINES: 0.71%
    142,800  THE WILLIAMS COMPANIES INCORPORATED                                                                       4,709,544
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.08%
     51,700  NUCOR CORPORATION                                                                                         3,502,158
     28,600  UNITED STATES STEEL CORPORATION<<                                                                         3,628,482

                                                                                                                       7,130,640
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.53%
     52,900  GOLDMAN SACHS GROUP INCORPORATED                                                                          8,749,131
    208,400  INVESCO LIMITED<<                                                                                         5,076,624
    128,100  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     4,821,684
    103,500  MORGAN STANLEY                                                                                            4,729,950

                                                                                                                      23,377,389
                                                                                                                  --------------
TOBACCO PRODUCTS: 3.70%
    225,300  ALTRIA GROUP INCORPORATED                                                                                 5,001,660
    111,700  LOEWS CORPORATION - CAROLINA GROUP<<                                                                      8,103,835
    225,300  PHILIP MORRIS INTERNATIONAL+                                                                             11,402,433

                                                                                                                      24,507,928
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 2.62%
     81,800  HARSCO CORPORATION                                                                                        4,530,084
     91,000  ITT CORPORATION                                                                                           4,714,710
    143,900  JOHNSON CONTROLS INCORPORATED                                                                             4,863,820
     41,800  NORTHROP GRUMMAN CORPORATION                                                                              3,252,457

                                                                                                                      17,361,071
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.49%
     47,600  NIKE INCORPORATED CLASS B                                                                                 3,236,800
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $644,692,429)                                                                              647,890,846
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 15.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.60%
    290,151  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 290,151
  1,232,202  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  1,232,202
  1,108,982  DREYFUS CASH MANAGEMENT FUND                                                                              1,108,982
  1,355,423  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,355,423

                                                                                                                       3,986,758
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.50%
$ 2,587,625  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008         2,584,552
    455,915  APRECO LLC                                                                2.70         04/17/2008           455,368
    492,881  APRECO LLC                                                                3.10         04/07/2008           492,626
  2,981,930  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008         2,977,291

106 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   192,224  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00%        04/18/2008    $      191,951
    616,101  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008           615,486
  4,029,302  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,029,649)                                               3.10         04/01/2008         4,029,302
    616,101  BANK OF IRELAND+/-++                                                      3.06         10/14/2008           615,913
    123,220  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $123,229)                                                           2.50         04/01/2008           123,220
    492,881  BNP PARIBAS+/-                                                            3.13         08/07/2008           492,480
  1,552,575  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,552,706)                                                         3.04         04/01/2008         1,552,575
  2,723,167  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,723,400)                                                         3.08         04/01/2008         2,723,167
  1,306,135  BRYANT BANK FUNDING                                                       2.98         04/09/2008         1,305,270
    369,661  CAFCO LLC                                                                 2.70         04/18/2008           369,189
  1,015,335  CAFCO LLC                                                                 3.08         04/07/2008         1,014,814
  2,526,015  CHARIOT FUNDING LLC                                                       2.97         04/14/2008         2,523,306
  1,848,304  CHARTA LLC                                                                3.08         04/09/2008         1,847,039
  1,601,863  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12         02/25/2008         1,441,677
  1,232,202  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18         05/19/2008         1,108,982
  2,464,405  CIESCO LLC                                                                3.08         04/08/2008         2,462,929
  2,489,049  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008         2,489,049
  3,955,370  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,955,711)                                3.10         04/01/2008         3,955,370
  1,848,304  CULLINAN FINANCE CORPORATION+/-++                                         3.08         08/04/2008         1,842,761
    726,999  EBBETS FUNDING LLC                                                        3.65         04/01/2008           726,999
  1,256,847  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008         1,255,171
    985,762  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008           985,000
  1,232,202  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008         1,230,813
    480,559  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008           480,036
    616,101  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008           615,803
  2,464,405  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008         2,453,374
  1,993,704  GALLEON CAPITAL LLC                                                       2.88         04/16/2008         1,991,311
    985,762  GALLEON CAPITAL LLC                                                       3.10         04/18/2008           984,319
  1,281,491  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008         1,279,259
  1,725,083  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008         1,724,924
  1,811,338  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,811,489)                                               3.00         04/01/2008         1,811,338
  5,064,352  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $5,064,795)                                3.15         04/01/2008         5,064,352
    246,440  HARRIER FINANCE FUNDING LLC+/-                                            2.62         04/25/2008           246,440
  1,601,863  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008         1,601,863
    616,101  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008           615,533
  1,490,965  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,491,093)                                               3.10         04/01/2008         1,490,965
  1,059,694  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,059,783)                                3.04         04/01/2008         1,059,694
    246,440  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008           246,440
    862,542  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008           862,110
  1,232,202  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008         1,223,920
  1,848,304  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008         1,844,938
     19,715  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008            19,701
  1,182,914  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008         1,182,594
    113,979  MORGAN STANLEY+/-                                                         2.94         10/15/2008           113,921
  1,055,360  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,055,433)                                               2.50         04/01/2008         1,055,360
  1,860,626  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,860,785)                                               3.08         04/01/2008         1,860,626
  1,232,202  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008         1,224,368
  1,725,083  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008         1,722,276
  1,118,741  OLD LINE FUNDING CORPORATION                                              3.04         04/04/2008         1,118,458
    357,339  PICAROS FUNDING LLC                                                       2.60         04/11/2008           357,081

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 107


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,232,202  RANGER FUNDING CORPORATION                                                 2.71%       04/18/2008    $    1,230,626
    739,321  SCALDIS CAPITAL LIMITED                                                    2.82        04/17/2008           738,395
    887,186  SEDNA FINANCE INCORPORATED+/-++                                            3.03        04/10/2008           886,908
    739,321  SHEFFIELD RECEIVABLES CORPORATION                                          3.25        04/02/2008           739,255
    492,881  SLM CORPORATION+/-++                                                       2.94        05/12/2008           491,992
    763,966  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27        04/03/2008           681,152
  1,232,202  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47        02/15/2008         1,098,632
    147,864  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/03/2008           147,841
  1,232,202  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/15/2008         1,230,837
  1,552,575  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10        04/15/2008         1,550,703
    739,321  THUNDER BAY FUNDING INCORPORATED                                           2.75        04/15/2008           738,531
    412,936  THUNDER BAY FUNDING INCORPORATED                                           2.80        04/04/2008           412,839
  1,232,202  TULIP FUNDING CORPORATION                                                  2.88        04/21/2008         1,230,231
    616,101  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84        04/15/2009           615,692
    616,101  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09        10/08/2008           615,751
    369,661  VARIABLE FUNDING CAPITAL CORPORATION                                       3.02        04/04/2008           369,568
  1,232,202  VERSAILLES CDS LLC                                                         3.00        04/11/2008         1,231,176
    616,101  VERSAILLES CDS LLC                                                         3.45        04/08/2008           615,688
  1,059,694  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44        07/28/2008           944,823
    616,101  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47        08/07/2008           549,316
  1,232,202  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41        02/22/2008         1,170,592
  2,957,286  YORKTOWN CAPITAL LLC                                                       2.72        04/03/2008         2,956,841
                                                                                                                      95,910,693
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $100,523,548)                                                           99,897,451
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 3.19%
 21,079,670  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             21,079,670
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,079,670)                                                                       21,079,670
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $766,295,647)*                                     116.22%                                                  $  768,867,967

OTHER ASSETS AND LIABILITIES, NET                        (16.22)                                                    (107,293,820)
                                                         ------                                                   --------------

TOTAL NET ASSETS                                         100.00%                                                  $  661,574,147
                                                         ------                                                   --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $21,079,670.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

108 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.69%

AMUSEMENT &  RECREATION SERVICES: 0.11%
     63,462  INTERNATIONAL GAME TECHNOLOGY                                                                        $    2,551,807
                                                                                                                  --------------

APPAREL & ACCESSORY STORES: 0.35%
     17,479  ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                     1,278,414
     92,262  GAP INCORPORATED                                                                                          1,815,716
     63,639  KOHL'S CORPORATION<<+                                                                                     2,729,477
     63,050  LIMITED BRANDS INCORPORATED<<                                                                             1,078,155
     36,318  NORDSTROM INCORPORATED                                                                                    1,183,967

                                                                                                                       8,085,729
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
     17,565  JONES APPAREL GROUP INCORPORATED                                                                            235,722
     20,183  LIZ CLAIBORNE INCORPORATED<<                                                                                366,321
     11,947  POLO RALPH LAUREN CORPORATION                                                                               696,391
     17,795  VF CORPORATION                                                                                            1,379,290

                                                                                                                       2,677,724
                                                                                                                  --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
     27,392  AUTONATION INCORPORATED<<+                                                                                  410,058
      8,722  AUTOZONE INCORPORATED<<+                                                                                    992,825

                                                                                                                       1,402,883
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
     11,777  RYDER SYSTEM INCORPORATED                                                                                   717,337
                                                                                                                  --------------

BIOPHARMACEUTICALS: 0.82%
     88,269  CELGENE CORPORATION+                                                                                      5,410,007
     54,298  GENZYME CORPORATION+                                                                                      4,047,373
    188,455  GILEAD SCIENCES INCORPORATED+                                                                             9,711,086

                                                                                                                      19,168,466
                                                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.13%
     24,831  CENTEX CORPORATION<<                                                                                        601,159
     55,592  D.R. HORTON INCORPORATED                                                                                    875,574
     15,620  KB HOME<<                                                                                                   386,283
     28,221  LENNAR CORPORATION CLASS A<<                                                                                530,837
     43,365  PULTE HOMES INCORPORATED<<                                                                                  630,961

                                                                                                                       3,024,814
                                                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.74%
    342,394  HOME DEPOT INCORPORATED<<                                                                                 9,576,760
    296,742  LOWE'S COMPANIES INCORPORATED                                                                             6,807,261
     20,679  SHERWIN-WILLIAMS COMPANY<<                                                                                1,055,456

                                                                                                                      17,439,477
                                                                                                                  --------------

BUSINESS SERVICES: 6.18%
    115,433  ADOBE SYSTEMS INCORPORATED+                                                                               4,108,260
     19,471  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                          975,692
     33,908  AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                         954,849
     46,846  AUTODESK INCORPORATED+                                                                                    1,474,712
    106,059  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    4,495,841
     38,980  BMC SOFTWARE INCORPORATED<<+                                                                              1,267,630
     79,161  CA INCORPORATED<<                                                                                         1,781,123
     37,592  CITRIX SYSTEMS INCORPORATED+                                                                              1,102,573
     58,501  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       1,686,584

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 109


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (CONTINUED)
     33,199  COMPUTER SCIENCES CORPORATION+                                                                       $    1,354,187
     55,634  COMPUWARE CORPORATION+                                                                                      408,354
     25,717  CONVERGYS CORPORATION+                                                                                      387,298
    226,314  EBAY INCORPORATED+                                                                                        6,753,210
     64,270  ELECTRONIC ARTS INCORPORATED+                                                                             3,208,358
    103,333  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                     1,720,494
     26,303  EQUIFAX INCORPORATED                                                                                        906,927
     34,722  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       1,324,297
     33,357  FISERV INCORPORATED+                                                                                      1,604,138
     47,049  GOOGLE INCORPORATED CLASS A+                                                                             20,723,673
     37,197  IMS HEALTH INCORPORATED                                                                                     781,509
     95,590  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                              803,912
     66,492  INTUIT INCORPORATED<<+                                                                                    1,795,949
    106,227  JUNIPER NETWORKS INCORPORATED<<+                                                                          2,655,675
  1,623,903  MICROSOFT CORPORATION                                                                                    46,086,367
     25,467  MONSTER WORLDWIDE INCORPORATED+                                                                             616,556
     71,439  NOVELL INCORPORATED+                                                                                        449,351
     65,045  OMNICOM GROUP INCORPORATED                                                                                2,873,688
    802,450  ORACLE CORPORATION<<+                                                                                    15,695,922
     32,224  ROBERT HALF INTERNATIONAL INCORPORATED                                                                      829,446
    160,843  SUN MICROSYSTEMS INCORPORATED<<+                                                                          2,497,884
    171,728  SYMANTEC CORPORATION<<+                                                                                   2,854,119
     40,343  TOTAL SYSTEM SERVICES INCORPORATED                                                                          954,515
     71,701  UNISYS CORPORATION<<+                                                                                       317,635
     43,293  VERISIGN INCORPORATED<<+                                                                                  1,439,059
    271,292  YAHOO! INCORPORATED+                                                                                      7,848,478

                                                                                                                     144,738,265
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 10.32%
    313,609  ABBOTT LABORATORIES                                                                                      17,295,536
     43,508  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     4,002,736
    220,664  AMGEN INCORPORATED+                                                                                       9,219,342
     21,603  AVERY DENNISON CORPORATION                                                                                1,063,948
     86,585  AVON PRODUCTS INCORPORATED                                                                                3,423,571
     21,892  BARR PHARMACEUTICALS INCORPORATED+                                                                        1,057,603
     60,409  BIOGEN IDEC INCORPORATED+                                                                                 3,726,631
    401,590  BRISTOL-MYERS SQUIBB COMPANY                                                                              8,553,867
     28,172  CLOROX COMPANY                                                                                            1,595,662
    103,435  COLGATE-PALMOLIVE COMPANY                                                                                 8,058,621
    190,633  DOW CHEMICAL COMPANY                                                                                      7,024,826
    182,465  E.I. DU PONT DE NEMOURS & COMPANY<<                                                                       8,532,063
     16,180  EASTMAN CHEMICAL COMPANY                                                                                  1,010,441
     35,609  ECOLAB INCORPORATED                                                                                       1,546,499
    200,690  ELI LILLY & COMPANY                                                                                      10,353,597
     23,154  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               1,061,611
     63,174  FOREST LABORATORIES INCORPORATED+                                                                         2,527,592
     32,196  HOSPIRA INCORPORATED<<+                                                                                   1,377,023
     16,438  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             724,094
    574,696  JOHNSON & JOHNSON                                                                                        37,280,530
     49,920  KING PHARMACEUTICALS INCORPORATED+                                                                          434,304
    111,180  MONSANTO COMPANY                                                                                         12,396,570
     61,752  MYLAN LABORATORIES INCORPORATED<<+                                                                          716,323
  1,371,712  PFIZER INCORPORATED                                                                                      28,709,932
     33,237  PPG INDUSTRIES INCORPORATED                                                                               2,011,171
     63,555  PRAXAIR INCORPORATED                                                                                      5,353,238
    624,382  PROCTER & GAMBLE COMPANY                                                                                 43,750,447

110 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     25,434  ROHM & HAAS COMPANY<<                                                                                $    1,375,471
    328,878  SCHERING-PLOUGH CORPORATION                                                                               4,739,132
     26,252  SIGMA-ALDRICH CORPORATION                                                                                 1,565,932
    271,455  WYETH<<                                                                                                  11,335,961

                                                                                                                     241,824,274
                                                                                                                  --------------

COAL MINING: 0.23%
     37,027  CONSOL ENERGY INCORPORATED<<                                                                              2,561,898
     54,984  PEABODY ENERGY CORPORATION                                                                                2,804,184

                                                                                                                       5,366,082
                                                                                                                  --------------

COMMUNICATIONS: 4.25%
     82,116  AMERICAN TOWER CORPORATION CLASS A+                                                                       3,219,768
  1,224,566  AT&T INCORPORATED                                                                                        46,900,878
     21,637  CENTURYTEL INCORPORATED                                                                                     719,214
     66,498  CITIZENS COMMUNICATIONS COMPANY                                                                             697,564
    101,012  CLEAR CHANNEL COMMUNICATIONS INCORPORATED<<                                                               2,951,571
    610,898  COMCAST CORPORATION CLASS A                                                                              11,814,767
    144,557  DIRECTV GROUP INCORPORATED+                                                                               3,583,568
     31,125  EMBARQ CORPORATION                                                                                        1,248,113
     36,660  IAC/INTERACTIVECORP+                                                                                        761,062
    311,942  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                         1,413,097
    578,012  SPRINT NEXTEL CORPORATION<<+                                                                              3,866,900
    582,477  VERIZON COMMUNICATIONS INCORPORATED                                                                      21,231,287
     92,106  WINDSTREAM CORPORATION                                                                                    1,100,667

                                                                                                                      99,508,456
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS: 7.68%
    901,267  BANK OF AMERICA CORPORATION<<                                                                            34,167,032
    231,568  BANK OF NEW YORK MELLON CORPORATION                                                                       9,663,333
    110,819  BB&T CORPORATION<<                                                                                        3,552,857
  1,056,291  CITIGROUP INCORPORATED<<                                                                                 22,625,753
     30,537  COMERICA INCORPORATED<<                                                                                   1,071,238
    108,097  FIFTH THIRD BANCORP                                                                                       2,261,389
     25,649  FIRST HORIZON NATIONAL CORPORATION<<                                                                        359,342
    105,170  HUDSON CITY BANCORP INCORPORATED                                                                          1,859,406
     74,305  HUNTINGTON BANCSHARES INCORPORATED<<                                                                        798,779
    689,111  JPMORGAN CHASE & COMPANY                                                                                 29,597,317
     80,903  KEYCORP                                                                                                   1,775,821
     15,622  M&T BANK CORPORATION<<                                                                                    1,257,259
     53,112  MARSHALL & ILSLEY CORPORATION<<                                                                           1,232,198
    128,619  NATIONAL CITY CORPORATION                                                                                 1,279,759
     38,939  NORTHERN TRUST CORPORATION                                                                                2,588,275
     69,138  PNC FINANCIAL SERVICES GROUP<<                                                                            4,533,379
    140,722  REGIONS FINANCIAL CORPORATION<<                                                                           2,779,260
     73,308  SOVEREIGN BANCORP INCORPORATED<<+                                                                           683,233
     78,607  STATE STREET CORPORATION                                                                                  6,209,953
     71,178  SUNTRUST BANKS INCORPORATED<<                                                                             3,924,755
    350,941  US BANCORP                                                                                               11,356,451
    402,117  WACHOVIA CORPORATION<<                                                                                   10,857,159
    179,058  WASHINGTON MUTUAL INCORPORATED<<                                                                          1,844,297
    668,877  WELLS FARGO & COMPANY<<(L)                                                                               19,464,321
    152,092  WESTERN UNION COMPANY                                                                                     3,234,997
     21,737  ZIONS BANCORPORATION                                                                                        990,120

                                                                                                                     179,967,683
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 111


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
E-COMMERCE/SERVICES: 0.19%
     62,579  AMAZON.COM INCORPORATED+                                                                             $    4,461,883
                                                                                                                  --------------

EATING & DRINKING PLACES: 0.77%
     29,069  DARDEN RESTAURANTS INCORPORATED                                                                             946,196
    233,652  MCDONALD'S CORPORATION                                                                                   13,030,772
     17,733  WENDY'S INTERNATIONAL INCORPORATED                                                                          408,923
     96,471  YUM! BRANDS INCORPORATED                                                                                  3,589,686

                                                                                                                      17,975,577
                                                                                                                  --------------

EDUCATIONAL SERVICES: 0.05%
     27,868  APOLLO GROUP INCORPORATED CLASS A<<+                                                                      1,203,898
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 4.00%
    135,783  AES CORPORATION+                                                                                          2,263,503
     33,927  ALLEGHENY ENERGY INCORPORATED                                                                             1,713,314
     68,409  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       739,501
     42,348  AMEREN CORPORATION                                                                                        1,865,006
     81,241  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              3,382,063
     66,414  CENTERPOINT ENERGY INCORPORATED                                                                             947,728
     45,685  CMS ENERGY CORPORATION                                                                                      618,575
     55,213  CONSOLIDATED EDISON INCORPORATED<<                                                                        2,191,956
     36,098  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   3,186,370
    116,627  DOMINION RESOURCES INCORPORATED                                                                           4,763,047
     33,117  DTE ENERGY COMPANY<<                                                                                      1,287,920
    256,218  DUKE ENERGY CORPORATION                                                                                   4,573,491
    100,607  DYNEGY INCORPORATED CLASS A+                                                                                793,789
     66,102  EDISON INTERNATIONAL                                                                                      3,240,320
    142,179  EL PASO CORPORATION                                                                                       2,365,859
     38,786  ENTERGY CORPORATION<<                                                                                     4,230,777
    134,152  EXELON CORPORATION                                                                                       10,902,533
     61,846  FIRSTENERGY CORPORATION                                                                                   4,243,873
     82,649  FPL GROUP INCORPORATED                                                                                    5,185,398
     15,505  INTEGRYS ENERGY GROUP INCORPORATED                                                                          723,153
      9,157  NICOR INCORPORATED                                                                                          306,851
     55,622  NISOURCE INCORPORATED                                                                                       958,923
     40,802  PEPCO HOLDINGS INCORPORATED                                                                               1,008,625
     72,176  PG&E CORPORATION                                                                                          2,657,520
     20,389  PINNACLE WEST CAPITAL CORPORATION                                                                           715,246
     75,751  PPL CORPORATION                                                                                           3,478,486
     52,770  PROGRESS ENERGY INCORPORATED                                                                              2,200,509
    103,159  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,145,960
     35,057  QUESTAR CORPORATION                                                                                       1,982,824
     53,015  SEMPRA ENERGY                                                                                             2,824,639
    128,333  SPECTRA ENERGY CORPORATION<<                                                                              2,919,576
     42,791  TECO ENERGY INCORPORATED<<                                                                                  682,516
    155,149  THE SOUTHERN COMPANY<<                                                                                    5,524,856
    100,500  WASTE MANAGEMENT INCORPORATED                                                                             3,372,763
     87,068  XCEL ENERGY INCORPORATED                                                                                  1,737,007

                                                                                                                      93,734,477
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.37%
    122,858  ADVANCED MICRO DEVICES INCORPORATED<<+                                                                      723,634
     62,348  ALTERA CORPORATION<<                                                                                      1,149,074
     59,635  ANALOG DEVICES INCORPORATED                                                                               1,760,425
     94,839  BROADCOM CORPORATION CLASS A+                                                                             1,827,548
     17,662  CIENA CORPORATION<<+                                                                                        544,519

112 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
  1,209,405  CISCO SYSTEMS INCORPORATED+                                                                            $    29,134,566
     35,760  COOPER INDUSTRIES LIMITED CLASS A                                                                            1,435,764
    159,718  EMERSON ELECTRIC COMPANY                                                                                     8,219,088
  2,025,956  GENERAL ELECTRIC COMPANY                                                                                    74,980,632
     12,269  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                                 534,192
     42,214  JABIL CIRCUIT INCORPORATED<<                                                                                   399,344
     45,630  JDS UNIPHASE CORPORATION<<+                                                                                    610,986
     36,529  KLA-TENCOR CORPORATION<<                                                                                     1,355,226
     24,833  L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                                   2,715,240
     44,829  LINEAR TECHNOLOGY CORPORATION<<                                                                              1,375,802
    134,124  LSI LOGIC CORPORATION<<+                                                                                       663,914
     46,341  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                      3,285,577
     38,305  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                          1,253,723
    154,277  MICRON TECHNOLOGY INCORPORATED+                                                                                921,034
     28,526  MOLEX INCORPORATED                                                                                             660,662
    457,465  MOTOROLA INCORPORATED                                                                                        4,254,425
     46,024  NATIONAL SEMICONDUCTOR CORPORATION                                                                             843,160
     69,696  NETAPP INCORPORATED+                                                                                         1,397,405
     20,687  NOVELLUS SYSTEMS INCORPORATED<<+                                                                               435,461
    112,717  NVIDIA CORPORATION+                                                                                          2,230,669
     27,254  QLOGIC CORPORATION<<+                                                                                          418,349
    327,111  QUALCOMM INCORPORATED                                                                                       13,411,551
     32,947  ROCKWELL COLLINS INCORPORATED                                                                                1,882,921
     83,949  TELLABS INCORPORATED<<+                                                                                        457,522
    269,092  TEXAS INSTRUMENTS INCORPORATED                                                                               7,607,231
     98,889  TYCO ELECTRONICS LIMITED                                                                                     3,393,870
     15,342  WHIRLPOOL CORPORATION<<                                                                                      1,331,379
     58,089  XILINX INCORPORATED<<                                                                                        1,379,614

                                                                                                                        172,594,507
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.34%
     17,974  FLUOR CORPORATION                                                                                            2,537,210
     24,618  JACOBS ENGINEERING GROUP INCORPORATED+                                                                       1,811,639
     41,728  MOODY'S CORPORATION<<                                                                                        1,453,386
     65,668  PAYCHEX INCORPORATED<<                                                                                       2,249,786

                                                                                                                          8,052,021
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.32%
     19,790  BALL CORPORATION                                                                                               909,153
     31,253  FORTUNE BRANDS INCORPORATED                                                                                  2,172,084
     81,246  ILLINOIS TOOL WORKS INCORPORATED                                                                             3,918,495
     11,704  SNAP-ON INCORPORATED                                                                                           595,148

                                                                                                                          7,594,880
                                                                                                                    ---------------

FINANCIAL SERVICES: 0.03%
     29,970  JANUS CAPITAL GROUP INCORPORATED                                                                               697,402
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 4.13%
    145,093  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                        6,884,663
    130,573  ARCHER DANIELS MIDLAND COMPANY                                                                               5,374,385
     44,667  CAMPBELL SOUP COMPANY                                                                                        1,516,445
     58,342  COCA-COLA ENTERPRISES INCORPORATED                                                                           1,411,876
     98,924  CONAGRA FOODS INCORPORATED                                                                                   2,369,230
     39,373  CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                                   695,721
     68,324  GENERAL MILLS INCORPORATED                                                                                   4,091,241

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 113


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
FOOD & KINDRED PRODUCTS (continued)
     63,939  H.J. HEINZ COMPANY                                                                                     $     3,003,215
     23,025  HERCULES INCORPORATED                                                                                          421,127
     52,872  KELLOGG COMPANY                                                                                              2,778,952
    311,088  KRAFT FOODS INCORPORATED CLASS A                                                                             9,646,839
     25,961  MCCORMICK & COMPANY INCORPORATED                                                                               959,778
     27,906  MOLSON COORS BREWING COMPANY                                                                                 1,467,018
     27,834  PEPSI BOTTLING GROUP INCORPORATED                                                                              943,851
    324,981  PEPSICO INCORPORATED                                                                                        23,463,628
    144,490  SARA LEE CORPORATION                                                                                         2,019,970
    405,499  THE COCA-COLA COMPANY<<                                                                                     24,682,724
     34,128  THE HERSHEY COMPANY<<                                                                                        1,285,602
     55,545  TYSON FOODS INCORPORATED CLASS A                                                                               885,943
     43,911  WM. WRIGLEY JR. COMPANY                                                                                      2,759,367

                                                                                                                         96,661,575
                                                                                                                    ---------------

FOOD STORES: 0.41%
    136,481  KROGER COMPANY                                                                                               3,466,617
     89,310  SAFEWAY INCORPORATED                                                                                         2,621,249
    148,188  STARBUCKS CORPORATION<<+                                                                                     2,593,290
     28,304  WHOLE FOODS MARKET INCORPORATED<<                                                                              933,183

                                                                                                                          9,614,339
                                                                                                                    ---------------

FORESTRY: 0.12%
     42,515  WEYERHAEUSER COMPANY<<                                                                                       2,765,176
                                                                                                                    ---------------

FURNITURE & FIXTURES: 0.14%
     34,004  LEGGETT & PLATT INCORPORATED<<                                                                                 518,561
     73,992  MASCO CORPORATION                                                                                            1,467,261
     56,138  NEWELL RUBBERMAID INCORPORATED                                                                               1,283,876

                                                                                                                          3,269,698
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES: 1.83%
     18,342  BIG LOTS INCORPORATED<<+                                                                                       409,027
     28,511  FAMILY DOLLAR STORES INCORPORATED<<                                                                            555,965
     44,983  JCPENNEY COMPANY INCORPORATED                                                                                1,696,309
     87,847  MACY'S INCORPORATED                                                                                          2,025,752
     14,800  SEARS HOLDINGS CORPORATION<<+                                                                                1,510,932
    166,103  TARGET CORPORATION                                                                                           8,418,100
     88,665  TJX COMPANIES INCORPORATED<<                                                                                 2,932,152
    479,387  WAL-MART STORES INCORPORATED                                                                                25,254,107

                                                                                                                         42,802,344
                                                                                                                    ---------------

HEALTH SERVICES: 0.28%
     72,348  CARDINAL HEALTH INCORPORATED                                                                                 3,798,993
     22,418  LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                                1,651,758
     96,248  TENET HEALTHCARE CORPORATION+                                                                                  544,764
     21,030  WATSON PHARMACEUTICALS INCORPORATED<<+                                                                         616,600

                                                                                                                          6,612,115
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 1.21%
     18,612  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                            666,506
     15,590  AVALONBAY COMMUNITIES INCORPORATED                                                                           1,504,747
     24,242  BOSTON PROPERTIES INCORPORATED                                                                               2,231,961
     24,234  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                    1,014,920
     54,707  EQUITY RESIDENTIAL                                                                                           2,269,793

114 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
     54,123  GENERAL GROWTH PROPERTIES INCORPORATED                                                                 $     2,065,875
     47,648  HCP INCORPORATED                                                                                             1,610,979
    106,218  HOST HOTELS & RESORTS INCORPORATED                                                                           1,690,991
     51,301  KIMCO REALTY CORPORATION                                                                                     2,009,460
     34,723  PLUM CREEK TIMBER COMPANY<<                                                                                  1,413,226
     52,385  PROLOGIS<<                                                                                                   3,083,381
     25,267  PUBLIC STORAGE INCORPORATED                                                                                  2,239,162
     45,252  SIMON PROPERTY GROUP INCORPORATED<<                                                                          4,204,363
     27,383  VORNADO REALTY TRUST<<                                                                                       2,360,688

                                                                                                                         28,366,052
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.19%
     53,146  BED BATH & BEYOND INCORPORATED<<+                                                                            1,567,807
     71,490  BEST BUY COMPANY INCORPORATED<<                                                                              2,963,975

                                                                                                                          4,531,782
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.21%
     61,055  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                  2,097,850
     38,200  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                             1,976,850
     35,915  WYNDHAM WORLDWIDE CORPORATION<<                                                                                742,722

                                                                                                                          4,817,422
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.13%
    143,575  3M COMPANY<<                                                                                                11,363,961
    178,312  APPLE INCORPORATED+                                                                                         25,587,772
    274,629  APPLIED MATERIALS INCORPORATED                                                                               5,358,012
     62,772  BAKER HUGHES INCORPORATED                                                                                    4,299,882
     12,360  BLACK & DECKER CORPORATION<<                                                                                   816,996
     44,291  CAMERON INTERNATIONAL CORPORATION<<+                                                                         1,844,277
    126,598  CATERPILLAR INCORPORATED                                                                                     9,911,357
     41,022  CUMMINS INCORPORATED                                                                                         1,920,650
     88,465  DEERE & COMPANY                                                                                              7,116,125
    454,665  DELL INCORPORATED+                                                                                           9,056,927
     38,939  DOVER CORPORATION                                                                                            1,626,871
     29,722  EATON CORPORATION                                                                                            2,367,952
    426,177  EMC CORPORATION                                                                                              6,111,378
     32,657  GAMESTOP CORPORATION CLASS A+                                                                                1,688,693
    500,175  HEWLETT-PACKARD COMPANY                                                                                     22,837,991
     55,315  INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                     2,465,943
  1,174,306  INTEL CORPORATION                                                                                           24,871,801
    280,861  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 32,338,336
     19,265  LEXMARK INTERNATIONAL INCORPORATED+                                                                            591,821
     26,347  MANITOWOC COMPANY INCORPORATED                                                                               1,074,958
     72,428  NATIONAL OILWELL VARCO INCORPORATED+                                                                         4,228,347
     24,873  PALL CORPORATION                                                                                               872,296
     34,186  PARKER HANNIFIN CORPORATION                                                                                  2,368,064
     42,826  PITNEY BOWES INCORPORATED                                                                                    1,499,767
     46,478  SANDISK CORPORATION<<+                                                                                       1,049,008
     40,741  SMITH INTERNATIONAL INCORPORATED                                                                             2,616,794
     15,880  STANLEY WORKS                                                                                                  756,206
     36,436  TERADATA CORPORATION+                                                                                          803,778
     20,613  TEREX CORPORATION+                                                                                           1,288,313
     35,258  TRANE INCORPORATED                                                                                           1,618,342

                                                                                                                        190,352,618
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 115


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
     61,986  AON CORPORATION                                                                                        $     2,491,837
     34,525  HUMANA INCORPORATED<<+                                                                                       1,548,792
    105,708  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                      2,573,990
     70,389  UNUMPROVIDENT CORPORATION                                                                                    1,549,262

                                                                                                                          8,163,881
                                                                                                                    ---------------
INSURANCE CARRIERS: 4.68%
     66,929  ACE LIMITED                                                                                                  3,685,111
    100,753  AETNA INCORPORATED                                                                                           4,240,694
     96,321  AFLAC INCORPORATED                                                                                           6,256,049
    113,701  ALLSTATE CORPORATION                                                                                         5,464,470
     58,191  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                           334,598
    511,747  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   22,133,058
     19,408  ASSURANT INCORPORATED                                                                                        1,181,171
     75,118  CHUBB CORPORATION                                                                                            3,716,839
     56,825  CIGNA CORPORATION                                                                                            2,305,390
     33,570  CINCINNATI FINANCIAL CORPORATION                                                                             1,277,003
     87,777  GENWORTH FINANCIAL INCORPORATED                                                                              1,987,271
     63,708  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                               4,827,155
     34,319  LEUCADIA NATIONAL CORPORATION                                                                                1,551,905
     53,677  LINCOLN NATIONAL CORPORATION                                                                                 2,791,204
     89,198  LOEWS CORPORATION                                                                                            3,587,544
     42,639  MBIA INCORPORATED<<+                                                                                           521,049
    143,880  METLIFE INCORPORATED                                                                                         8,670,209
     24,141  MGIC INVESTMENT CORPORATION<<                                                                                  254,205
     52,417  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                       2,920,675
     90,487  PRUDENTIAL FINANCIAL INCORPORATED<<                                                                          7,080,608
     18,207  SAFECO CORPORATION                                                                                             798,923
    137,631  THE PROGRESSIVE CORPORATION<<                                                                                2,211,730
    125,856  THE TRAVELERS COMPANIES INCORPORATED<<                                                                       6,022,210
     18,456  TORCHMARK CORPORATION                                                                                        1,109,390
    253,888  UNITEDHEALTH GROUP INCORPORATED                                                                              8,723,592
    109,952  WELLPOINT INCORPORATED<<+                                                                                    4,852,182
     36,094  XL CAPITAL LIMITED CLASS A                                                                                   1,066,578

                                                                                                                        109,570,813
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.09%
     71,398  COACH INCORPORATED+                                                                                          2,152,650
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.66%
     74,062  AGILENT TECHNOLOGIES INCORPORATED+                                                                           2,209,269
     33,958  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                 1,115,860
     49,515  BECTON DICKINSON & COMPANY                                                                                   4,250,863
    272,494  BOSTON SCIENTIFIC CORPORATION<<+                                                                             3,507,001
     20,356  C.R. BARD INCORPORATED<<                                                                                     1,962,318
    101,189  COVIDIEN LIMITED                                                                                             4,477,613
     51,663  DANAHER CORPORATION                                                                                          3,927,938
     58,460  EASTMAN KODAK COMPANY<<                                                                                      1,032,988
     11,164  MILLIPORE CORPORATION+                                                                                         752,565
     23,864  PERKINELMER INCORPORATED                                                                                       578,702
     31,906  QUEST DIAGNOSTICS INCORPORATED                                                                               1,444,385
     86,507  RAYTHEON COMPANY                                                                                             5,589,217
     30,100  ROCKWELL AUTOMATION INCORPORATED                                                                             1,728,342
     35,372  TERADYNE INCORPORATED+                                                                                         439,320
     84,928  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                       4,827,308
     20,280  WATERS CORPORATION<<+                                                                                        1,129,596

                                                                                                                         38,973,285
                                                                                                                    ---------------

116 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.65%
    227,846  MEDTRONIC INCORPORATED                                                                                 $    11,020,911
     69,796  ST. JUDE MEDICAL INCORPORATED+                                                                               3,014,489
     25,497  VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                                       1,194,279

                                                                                                                         15,229,679
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.39%
     31,387  COVENTRY HEALTH CARE INCORPORATED+                                                                           1,266,465
     51,291  EXPRESS SCRIPTS INCORPORATED+                                                                                3,299,037
    106,296  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                         4,654,702

                                                                                                                          9,220,204
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.47%
     62,069  ALLERGAN INCORPORATED                                                                                        3,500,071
    128,716  BAXTER INTERNATIONAL INCORPORATED                                                                            7,442,359
    439,307  MERCK & COMPANY INCORPORATED                                                                                16,671,701
     48,385  STRYKER CORPORATION                                                                                          3,147,444
     47,310  ZIMMER HOLDINGS INCORPORATED+                                                                                3,683,557

                                                                                                                         34,445,132
                                                                                                                    ---------------
METAL MINING: 0.50%
     77,658  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                          7,472,253
     91,966  NEWMONT MINING CORPORATION<<                                                                                 4,166,060
                                                                                                                         11,638,313
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
     21,987  VULCAN MATERIALS COMPANY<<                                                                                   1,459,937
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.33%
     28,931  HASBRO INCORPORATED                                                                                            807,175
     73,314  MATTEL INCORPORATED                                                                                          1,458,949
     25,766  TIFFANY & COMPANY                                                                                            1,078,049
     98,391  TYCO INTERNATIONAL LIMITED                                                                                   4,334,124

                                                                                                                          7,678,297
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.27%
     88,206  COSTCO WHOLESALE CORPORATION                                                                                 5,730,744
    290,508  CVS CAREMARK CORPORATION                                                                                    11,768,479
     11,590  DILLARD'S INCORPORATED CLASS A                                                                                 199,464
     55,381  OFFICE DEPOT INCORPORATED+                                                                                     611,960
     15,400  OFFICEMAX INCORPORATED                                                                                         294,756
     26,598  RADIOSHACK CORPORATION                                                                                         432,218
    142,219  STAPLES INCORPORATED                                                                                         3,144,462
    201,137  WALGREEN COMPANY<<                                                                                           7,661,308

                                                                                                                         29,843,391
                                                                                                                    ---------------
MOTION PICTURES: 1.32%
    466,812  NEWS CORPORATION CLASS A                                                                                     8,752,725
    725,587  TIME WARNER INCORPORATED                                                                                    10,172,730
    382,036  WALT DISNEY COMPANY<<                                                                                       11,988,290

                                                                                                                         30,913,745
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.90%
     62,786  FEDEX CORPORATION                                                                                            5,818,379
    209,858  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                                15,323,831

                                                                                                                         21,142,210
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 117


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.20%
     39,581  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                  $     1,352,087
    234,554  AMERICAN EXPRESS COMPANY                                                                                    10,254,701
     75,673  CAPITAL ONE FINANCIAL CORPORATION<<                                                                          3,724,625
     38,798  CIT GROUP INCORPORATED                                                                                         459,756
    117,833  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                            648,082
     97,208  DISCOVER FINANCIAL SERVICES                                                                                  1,591,295
    198,480  FANNIE MAE<<                                                                                                 5,223,994
    131,077  FREDDIE MAC                                                                                                  3,318,870
     94,660  SLM CORPORATION+                                                                                             1,453,031

                                                                                                                         28,026,441
                                                                                                                    ---------------
OFFICE EQUIPMENT: 0.12%
    186,162  XEROX CORPORATION                                                                                            2,786,845
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 4.61%
     94,964  ANADARKO PETROLEUM CORPORATION                                                                               5,985,581
     67,559  APACHE CORPORATION                                                                                           8,162,478
     59,433  BJ SERVICES COMPANY                                                                                          1,694,435
     92,814  CHESAPEAKE ENERGY CORPORATION                                                                                4,283,366
     90,160  DEVON ENERGY CORPORATION<<                                                                                   9,406,393
     29,201  ENSCO INTERNATIONAL INCORPORATED                                                                             1,828,567
     50,116  EOG RESOURCES INCORPORATED<<                                                                                 6,013,920
    178,571  HALLIBURTON COMPANY                                                                                          7,023,197
     56,945  NABORS INDUSTRIES LIMITED<<+                                                                                 1,923,033
     54,504  NOBLE CORPORATION                                                                                            2,707,214
     34,862  NOBLE ENERGY INCORPORATED                                                                                    2,537,954
    166,887  OCCIDENTAL PETROLEUM CORPORATION                                                                            12,211,122
     30,413  RANGE RESOURCES CORPORATION<<                                                                                1,929,705
     22,583  ROWAN COMPANIES INCORPORATED                                                                                   929,968
    242,999  SCHLUMBERGER LIMITED                                                                                        21,140,913
     64,466  TRANSOCEAN INCORPORATED+                                                                                     8,715,855
     68,823  WEATHERFORD INTERNATIONAL LIMITED+                                                                           4,987,603
    103,537  XTO ENERGY INCORPORATED                                                                                      6,404,799

                                                                                                                        107,886,103
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.19%
     20,212  BEMIS COMPANY INCORPORATED<<                                                                                   513,991
     86,786  INTERNATIONAL PAPER COMPANY                                                                                  2,360,579
     35,272  MEADWESTVACO CORPORATION                                                                                       960,104
     26,456  PACTIV CORPORATION+                                                                                            693,412

                                                                                                                          4,528,086
                                                                                                                    ---------------
PERSONAL SERVICES: 0.09%
     26,502  CINTAS CORPORATION                                                                                             756,367
     66,013  H & R BLOCK INCORPORATED<<                                                                                   1,370,430

                                                                                                                          2,126,797
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.45%
     11,358  ASHLAND INCORPORATED                                                                                           537,233
    421,330  CHEVRON CORPORATION                                                                                         35,964,729
    316,808  CONOCOPHILLIPS<<                                                                                            24,143,938
  1,085,447  EXXON MOBIL CORPORATION<<                                                                                   91,807,107
     56,589  HESS CORPORATION                                                                                             4,990,018
    143,839  MARATHON OIL CORPORATION                                                                                     6,559,058
     38,493  MURPHY OIL CORPORATION<<                                                                                     3,161,815
     23,861  SUNOCO INCORPORATED<<                                                                                        1,251,987

118 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     27,917  TESORO PETROLEUM CORPORATION                                                                           $       837,510
    108,473  VALERO ENERGY CORPORATION                                                                                    5,327,109

                                                                                                                        174,580,504
                                                                                                                    ---------------

PIPELINES: 0.17%
    118,692  THE WILLIAMS COMPANIES INCORPORATED                                                                          3,914,462
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES: 0.75%
    165,224  ALCOA INCORPORATED                                                                                           5,957,977
     20,481  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                          1,461,524
     58,440  NUCOR CORPORATION                                                                                            3,958,726
     28,187  PRECISION CASTPARTS CORPORATION                                                                              2,877,329
     20,057  TITANIUM METALS CORPORATION<<                                                                                  301,858
     23,899  UNITED STATES STEEL CORPORATION<<                                                                            3,032,066

                                                                                                                         17,589,480
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.67%
    138,108  CBS CORPORATION CLASS B                                                                                      3,049,425
     18,165  E.W. SCRIPPS COMPANY CLASS A                                                                                   763,112
     46,623  GANNETT COMPANY INCORPORATED<<                                                                               1,354,398
     65,488  MCGRAW-HILL COMPANIES INCORPORATED                                                                           2,419,782
      7,651  MEREDITH CORPORATION                                                                                           292,651
     29,170  NEW YORK TIMES COMPANY CLASS A<<                                                                               550,730
     43,592  RR DONNELLEY & SONS COMPANY                                                                                  1,321,274
    130,026  VIACOM INCORPORATED CLASS B<<+                                                                               5,151,630
      1,177  WASHINGTON POST COMPANY CLASS B                                                                                778,586

                                                                                                                         15,681,588
                                                                                                                    ---------------

RAILROAD TRANSPORTATION: 0.89%
     60,048  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                     5,537,627
     81,836  CSX CORPORATION                                                                                              4,588,545
     76,352  NORFOLK SOUTHERN CORPORATION                                                                                 4,147,441
     52,892  UNION PACIFIC CORPORATION                                                                                    6,631,599

                                                                                                                         20,905,212
                                                                                                                    ---------------

REAL ESTATE: 0.03%
     35,254  CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                                 762,897
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.09%
     32,787  SEALED AIR CORPORATION                                                                                         827,872
     48,729  THE GOODYEAR TIRE & RUBBER COMPANY+                                                                          1,257,208

                                                                                                                          2,085,080
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.58%
     46,046  AMERIPRISE FINANCIAL INCORPORATED                                                                            2,387,485
     23,959  BEAR STEARNS COMPANIES INCORPORATED<<                                                                          251,330
    190,494  CHARLES SCHWAB CORPORATION                                                                                   3,587,002
     10,817  CME GROUP INCORPORATED                                                                                       5,074,255
     93,732   E*TRADE FINANCIAL CORPORATION<<+                                                                              361,806
     17,546  FEDERATED INVESTORS INCORPORATED CLASS B                                                                       687,101
     31,906  FRANKLIN RESOURCES INCORPORATED                                                                              3,094,563
     80,162  GOLDMAN SACHS GROUP INCORPORATED                                                                            13,257,993
     14,229  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                      1,856,885
     27,352  LEGG MASON INCORPORATED                                                                                      1,531,165
    107,649  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                      4,051,908
    197,114  MERRILL LYNCH & COMPANY INCORPORATED<<                                                                       8,030,424

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 119


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
    224,105  MORGAN STANLEY                                                                                         $    10,241,583
     53,764  NYSE EURONEXT INCORPORATED                                                                                   3,317,776
     53,512  T.ROWE PRICE GROUP INCORPORATED                                                                              2,675,600

                                                                                                                         60,406,876
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.33%
    319,425  CORNING INCORPORATED                                                                                         7,678,977
                                                                                                                    ---------------

TOBACCO PRODUCTS: 1.49%
    427,745  ALTRIA GROUP INCORPORATED                                                                                    9,495,939
    427,745  PHILIP MORRIS INTERNATIONAL+                                                                                21,635,342
     34,714  REYNOLDS AMERICAN INCORPORATED<<                                                                             2,049,167
     30,325  UST INCORPORATED                                                                                             1,653,319

                                                                                                                         34,833,767
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 0.08%
    149,256  SOUTHWEST AIRLINES COMPANY                                                                                   1,850,774
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT: 3.18%
    155,174  BOEING COMPANY                                                                                              11,540,290
     17,766  BRUNSWICK CORPORATION<<                                                                                        283,723
    447,770  FORD MOTOR COMPANY<<+                                                                                        2,561,244
     81,605  GENERAL DYNAMICS CORPORATION                                                                                 6,803,409
    114,845  GENERAL MOTORS CORPORATION<<                                                                                 2,187,797
     33,538  GENUINE PARTS COMPANY                                                                                        1,348,898
     25,376  GOODRICH CORPORATION                                                                                         1,459,374
     48,388  HARLEY-DAVIDSON INCORPORATED<<                                                                               1,814,550
    151,025  HONEYWELL INTERNATIONAL INCORPORATED                                                                         8,520,831
     36,837  ITT CORPORATION                                                                                              1,908,525
    120,467  JOHNSON CONTROLS INCORPORATED                                                                                4,071,785
     69,554  LOCKHEED MARTIN CORPORATION                                                                                  6,906,712
     68,559  NORTHROP GRUMMAN CORPORATION                                                                                 5,334,576
     74,393  PACCAR INCORPORATED                                                                                          3,347,685
     50,455  TEXTRON INCORPORATED                                                                                         2,796,216
    199,136  UNITED TECHNOLOGIES CORPORATION                                                                             13,704,540

                                                                                                                         74,590,155
                                                                                                                    ---------------

TRANSPORTATION SERVICES: 0.16%
     34,764  C.H.ROBINSON WORLDWIDE INCORPORATED                                                                          1,891,162
     43,244  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                          1,953,764

                                                                                                                          3,844,926
                                                                                                                    ---------------

TRAVEL & RECREATION: 0.19%
     88,566  CARNIVAL CORPORATION<<                                                                                       3,585,152
     42,299  EXPEDIA INCORPORATED<<+                                                                                        925,925

                                                                                                                          4,511,077
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.70%
     32,990  AMERISOURCEBERGEN CORPORATION                                                                                1,351,930
     17,112  BROWN-FORMAN CORPORATION CLASS B                                                                             1,133,157
     30,707  DEAN FOODS COMPANY<<+                                                                                          616,904
     58,712  MCKESSON CORPORATION                                                                                         3,074,747
     77,682  NIKE INCORPORATED CLASS B                                                                                    5,282,376
     42,914  SUPERVALU INCORPORATED                                                                                       1,286,562
    122,458  SYSCO CORPORATION                                                                                            3,553,731

                                                                                                                         16,299,407
                                                                                                                    ---------------

120 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
WHOLESALE TRADE-DURABLE GOODS: 0.32%
     85,264  KIMBERLY-CLARK CORPORATION                                                                             $     5,503,791
     26,242  PATTERSON COMPANIES INCORPORATED<<+                                                                            952,585
     13,617  W.W. GRAINGER INCORPORATED                                                                                   1,040,203

                                                                                                                          7,496,579
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,991,400,583)                                                                             2,335,398,333
                                                                                                                    ---------------

RIGHTS: 0.00%
     32,300  SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 18.17%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.73%
  1,236,281  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  1,236,281
  5,250,183  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     5,250,183
  4,725,165  DREYFUS CASH MANAGEMENT FUND                                                                                 4,725,165
  5,775,202  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       5,775,202

                                                                                                                         16,986,831
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.44%
$11,025,385  AMSTEL FUNDING CORPORATION                                                 2.85%         04/16/2008         11,012,292
  1,942,568  APRECO LLC                                                                 2.70          04/17/2008          1,940,237
  2,100,073  APRECO LLC                                                                 3.10          04/07/2008          2,098,988
 12,705,444  ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80          04/21/2008         12,685,680
    819,029  ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00          04/18/2008            817,868
  2,625,092  BANCO SANTANDER TOTTA LOAN+/-++                                            2.83          10/15/2008          2,622,469
 17,168,100  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $17,169,578)                                                         3.10          04/01/2008         17,168,100
  2,625,092  BANK OF IRELAND+/-++                                                       3.06          10/14/2008          2,624,291
    525,018  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $525,054)                                                                  2.50          04/01/2008            525,018
  2,100,073  BNP PARIBAS+/-                                                             3.13          08/07/2008          2,098,364
 11,602,905  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,603,898)                                                         3.08          04/01/2008         11,602,905
  6,615,231  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $6,615,790)                                                          3.04          04/01/2008          6,615,231
  5,565,194  BRYANT BANK FUNDING                                                        2.98          04/09/2008          5,561,509
  1,575,055  CAFCO LLC                                                                  2.70          04/18/2008          1,573,047
  4,326,151  CAFCO LLC                                                                  3.08          04/07/2008          4,323,930
 10,762,876  CHARIOT FUNDING LLC                                                        2.97          04/14/2008         10,751,333
  7,875,275  CHARTA LLC                                                                 3.08          04/09/2008          7,869,885
  6,825,238  CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12          02/25/2008          6,142,715
  5,250,183  CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18          05/19/2008          4,725,165
 10,500,367  CIESCO LLC                                                                 3.08          04/08/2008         10,494,078
 10,605,370  CLIPPER RECEIVABLES CORPORATION                                            3.32          04/01/2008         10,605,370
 16,853,089  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $16,854,540)                                3.10          04/01/2008         16,853,089
  7,875,275  CULLINAN FINANCE CORPORATION+/-++                                          3.08          08/04/2008          7,851,657
  3,097,608  EBBETS FUNDING LLC                                                         3.65          04/01/2008          3,097,608
  5,355,187  ERASMUS CAPITAL CORPORATION                                                3.00          04/17/2008          5,348,047
  4,200,147  ERASMUS CAPITAL CORPORATION                                                3.09          04/10/2008          4,196,902
  5,250,183  EUREKA SECURITIZATION INCORPORATED                                         2.90          04/15/2008          5,244,262
  2,047,572  FAIRWAY FINANCE CORPORATION                                                2.80          04/15/2008          2,045,342
  2,625,092  FAIRWAY FINANCE CORPORATION                                                2.90          04/07/2008          2,623,823
 10,500,367  FIVE FINANCE INCORPORATED+/-++                                             4.50          07/09/2008         10,453,367
  8,494,797  GALLEON CAPITAL LLC                                                        2.88          04/16/2008          8,484,603

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 121


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 17.44%
$ 4,200,147  GALLEON CAPITAL LLC                                                        3.10%       04/18/2008    $    4,193,998
  5,460,191  GEMINI SECURITIZATION INCORPORATED                                         2.85        04/23/2008         5,450,681
  7,350,257  GEMINI SECURITIZATION INCORPORATED                                         3.32        04/02/2008         7,349,579
  7,717,770  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $7,718,413)                                                3.00        04/01/2008         7,717,770
 21,578,254  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $21,580,142)                                3.15        04/01/2008        21,578,254
  1,050,037  HARRIER FINANCE FUNDING LLC+/-                                             2.62        04/25/2008         1,050,037
  6,825,238  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90        10/16/2008         6,825,238
  2,625,092  INTESA BANK (IRELAND) PLC+/-++                                             2.61        10/24/2008         2,622,671
  6,352,722  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $6,353,269)                                                          3.10        04/01/2008         6,352,722
  4,515,158  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $4,515,539)                                 3.04        04/01/2008         4,515,158
  1,050,037  KESTREL FUNDING US LLC+/-                                                  2.62        04/25/2008         1,050,037
  3,675,128  LIBERTY STREET FUNDING CORPORATION                                         3.00        04/07/2008         3,673,291
  5,250,183  LINKS FINANCE LLC+/-++                                                     3.09        08/15/2008         5,214,892
  7,875,275  MONT BLANC CAPITAL CORPORATION                                             2.86        04/24/2008         7,860,935
     84,003  MONT BLANC CAPITAL CORPORATION                                             3.20        04/09/2008            83,943
  5,040,176  MONT BLANC CAPITAL CORPORATION                                             3.25        04/04/2008         5,038,811
    485,642  MORGAN STANLEY+/-                                                          2.94        10/15/2008           485,396
  4,496,691  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,497,003)                                                          2.50        04/01/2008         4,496,691
  7,927,777  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $7,928,455)                                                          3.08        04/01/2008         7,927,777
  5,250,183  NORTHERN ROCK PLC+/-++                                                     3.14        10/03/2008         5,216,803
  7,350,257  OLD LINE FUNDING CORPORATION                                               2.79        04/22/2008         7,338,294
  4,766,746  OLD LINE FUNDING CORPORATION                                               3.04        04/04/2008         4,765,539
  1,522,553  PICAROS FUNDING LLC                                                        2.60        04/11/2008         1,521,454
  5,250,183  RANGER FUNDING CORPORATION                                                 2.71        04/18/2008         5,243,465
  3,150,110  SCALDIS CAPITAL LIMITED                                                    2.82        04/17/2008         3,146,162
  3,780,132  SEDNA FINANCE INCORPORATED+/-++                                            3.03        04/10/2008         3,778,947
  3,150,110  SHEFFIELD RECEIVABLES CORPORATION                                          3.25        04/02/2008         3,149,826
  2,100,073  SLM CORPORATION+/-++                                                       2.94        05/12/2008         2,096,286
  3,255,114  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27        04/03/2008         2,902,259
  5,250,183  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47        02/15/2008         4,681,063
    630,022  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/03/2008           629,922
  5,250,183  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/15/2008         5,244,364
  6,615,231  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10        04/15/2008         6,607,256
  3,150,110  THUNDER BAY FUNDING INCORPORATED                                           2.75        04/15/2008         3,146,741
  1,759,441  THUNDER BAY FUNDING INCORPORATED                                           2.80        04/04/2008         1,759,031
  5,250,183  TULIP FUNDING CORPORATION                                                  2.88        04/21/2008         5,241,783
  2,625,092  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84        10/14/2008         2,623,346
  2,625,092  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09        10/08/2008         2,623,601
  1,575,055  VARIABLE FUNDING CAPITAL CORPORATION                                       3.02        04/04/2008         1,574,659
  5,250,183  VERSAILLES CDS LLC                                                         3.00        04/11/2008         5,245,808
  2,625,092  VERSAILLES CDS LLC                                                         3.45        04/08/2008         2,623,331
  4,515,158  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44        07/28/2008         4,025,715
  2,625,092  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47        08/07/2008         2,340,532
  5,250,183  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41        02/22/2008         4,987,674
 12,600,440  YORKTOWN CAPITAL LLC                                                       2.72        04/03/2008        12,598,534

                                                                                                                     408,657,451
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $428,961,515)                                                          425,644,282
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.32%

MUTUAL FUNDS: 0.27%
  6,320,407  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              6,320,407
                                                                                                                  --------------

122 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY BILLS: 0.05%
$ 1,135,000  US TREASURY BILL^#                                                         2.04%       08/07/2008    $    1,129,532
     40,000  US TREASURY BILL^#                                                         3.12        05/08/2008            39,940

                                                                                                                       1,169,472
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,487,046)                                                                         7,489,879
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,427,849,144)*                      118.18%                                                               $2,768,532,494

OTHER ASSETS AND LIABILITIES, NET           (18.18)                                                                 (425,945,973)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $2,342,586,521
                                            ------                                                                --------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

(l)   Long-term security of an affiliate of the fund with a cost of $15,742,049.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144a or securities offered pursuant to section 4(2) of the securities act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ^   Zero coupon bond. interest rate presented is yield to maturity.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  ~ This Wells Fargo Advantage Fund Invests cash balances that it retains for liquidity purposes in a wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such Investments.

+++   Short-term security of an affiliate of the Fund with a cost of $6,320,407.

  * Cost for federal Income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 123


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.17%

AUSTRALIA: 7.36%
    165,551  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                               $      832,135
     57,717  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    1,536,538
     50,100  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          1,016,917
     28,479  RIO TINTO LIMITED (METAL MINING)                                                                          3,188,306
     73,988  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       980,457
     13,473  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           671,058

                                                                                                                       8,225,411
                                                                                                                  --------------
BELGIUM: 1.02%
     14,500  DELHAIZE GROUP (FOOD STORES)                                                                              1,140,936
                                                                                                                  --------------
FINLAND: 2.75%
     27,170  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,107,115
     62,191  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,967,616

                                                                                                                       3,074,731
                                                                                                                  --------------
FRANCE: 13.98%
      6,700  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           1,452,525
     14,900  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      946,584
     15,913  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 1,661,116
     24,500  FRANCE TELECOM SA (COMMUNICATIONS)                                                                          823,874
     12,032  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   1,339,189
      8,450  PPR SA (APPAREL & ACCESSORY STORES)                                                                       1,252,005
     26,118  PUBLICIS GROUPE (COMMUNICATIONS)                                                                            997,862
     16,260  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           1,219,866
     13,800  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    905,679
      7,817  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           608,788
     31,900  TOTAL SA (OIL & GAS EXTRACTION)                                                                           2,369,044
      2,870  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                    696,737
     34,669  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     1,354,664

                                                                                                                      15,627,933
                                                                                                                  --------------
GERMANY: 9.62%
      7,400  ALLIANZ SE (INSURANCE CARRIERS)                                                                           1,465,957
     30,760  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                    615,287
     14,500  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                1,161,996
     13,900  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             1,188,306
     11,800  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                1,335,723
    101,280  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      1,686,907
      9,400  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               1,740,175
     26,352  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                           886,152
     26,400  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                    681,871

                                                                                                                      10,762,374
                                                                                                                  --------------
GREECE: 1.06%
     35,824  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   1,187,705
                                                                                                                  --------------
HONG KONG: 4.25%
    156,000  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         780,737
     66,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  937,084
     68,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         1,011,789
    304,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                1,076,137
        940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                14,663
    174,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             932,305

                                                                                                                       4,752,715
                                                                                                                  --------------

124 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
ITALY: 2.09%
     40,585  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    $    1,383,995
    142,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           953,885

                                                                                                                       2,337,880
                                                                                                                  --------------
JAPAN: 19.47%
    107,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          726,715
        186  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                    1,546,890
     14,700  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           1,398,034
     49,500  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                1,238,990
        127  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       1,414,226
     77,000  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)(A)                                                      894,522
     52,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             1,473,716
     42,200  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                1,274,298
     76,000  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       655,698
     60,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              1,191,212
     22,100  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,097,462
     87,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            1,344,974
     45,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  678,632
     53,200  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                1,390,309
    116,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    1,072,953
     14,800  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            764,647
     25,400  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       1,271,529
     31,800  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,585,534
     41,100  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     756,194

                                                                                                                      21,776,535
                                                                                                                  --------------
LUXEMBOURG: 1.31%
     17,875  ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                                  1,464,350
                                                                                                                  --------------
NETHERLANDS: 6.55%
     42,577  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        1,047,267
     70,000  ING GROEP NV (FINANCIAL SERVICES)                                                                         2,621,367
         83  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               3,888
     71,300  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                     2,394,264
     47,500  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              1,257,598

                                                                                                                       7,324,384
                                                                                                                  --------------
RUSSIA: 2.00%
     17,757  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         1,523,551
     98,078  VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                     709,104

                                                                                                                       2,232,655
                                                                                                                  --------------
SINGAPORE: 0.96%
    232,000  CAPITALAND LIMITED (REAL ESTATE)                                                                          1,070,290
                                                                                                                  --------------
SPAIN: 2.89%
     40,879  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,177,173
     71,600  TELEFONICA SA (COMMUNICATIONS)                                                                            2,057,309

                                                                                                                       3,234,482
                                                                                                                  --------------
SWEDEN: 1.44%
     47,100  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          943,292
    338,500  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    664,256

                                                                                                                       1,607,548
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 125


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
SWITZERLAND: 6.18%
     32,600  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             $    1,659,380
     12,200  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           1,281,301
     11,400  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                          2,145,464
      5,800  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         1,826,553

                                                                                                                       6,912,698
                                                                                                                  --------------
TAIWAN: 0.90%
     88,539  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                     909,296
      9,500  TAIWAN SEMICONDUCTORS MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       96,423

                                                                                                                       1,005,719
                                                                                                                  --------------
UNITED KINGDOM: 15.34%
    101,600  AVIVA PLC (INSURANCE CARRIERS)                                                                            1,245,123
     98,670  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     950,238
     99,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      890,051
    124,018  BP PLC (OIL & GAS EXTRACTION)                                                                             1,260,191
    111,600  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                             1,232,568
     72,600  EASYJET PLC (TRANSPORTATION BY AIR)                                                                         534,915
     52,930  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,119,800
     17,978  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           715,381
    644,760  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                            1,617,434
     76,839  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,054,521
     15,792  RIO TINTO PLC (METAL MINING)                                                                              1,640,096
    122,504  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  979,799
 10,976,358  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)+(A)                                                       21,784
     39,500  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      1,361,691
          3  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                               47
     48,830  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          910,953
    539,586  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       1,615,958
          9  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                                 95

                                                                                                                      17,150,645
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $102,529,283)                                                                              110,888,991
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.59%
    659,911  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                659,911

TOTAL SHORT-TERM INVESTMENTS (COST $659,911)                                                                             659,911
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $103,189,194)*                         99.76%                                                               $  111,548,902

OTHER ASSETS AND LIABILITIES, NET             0.24                                                                       270,134
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  111,819,036
                                            ------                                                                --------------

--------------------------------------------------------------------------------
  +   Non-income Earning Securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund Invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an Investment advisory fee for such Investments.

+++   Short-term security of an affiliate of the Fund with a cost of $659,911.

  * Cost for federal Income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an Integral part of these financial statements.

126 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 97.93%

AUSTRALIA: 0.06%
    133,835  BABCOCK & BROWN INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                            $      143,717
                                                                                                                  --------------
BELGIUM: 0.75%
     13,561  DELHAIZE GROUP (FOOD STORES)                                                                              1,067,050
     14,338  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          746,089

                                                                                                                       1,813,139
                                                                                                                  --------------
BRAZIL: 0.58%
     11,500  REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                            189,078
    201,481  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                1,200,827

                                                                                                                       1,389,905
                                                                                                                  --------------
CANADA: 1.55%
     58,267  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                                3,745,985
                                                                                                                  --------------
CHINA: 3.04%
  3,353,500  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                      2,503,496
    264,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                   907,403
  1,934,700  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                          1,655,619
    972,200  PICC PROPERTY & CASUALTY COMPANY LIMITED (INSURANCE CARRIERS)<<                                             878,180
  2,271,543  SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          1,386,395

                                                                                                                       7,331,093
                                                                                                                  --------------
FINLAND: 2.68%
    158,865  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                          6,473,383
                                                                                                                  --------------
FRANCE: 13.15%
     17,879  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        3,876,074
     61,494  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    3,906,662
     37,314  CARREFOUR SA (FOOD STORES)                                                                                2,878,918
     53,810  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                              4,681,753
     59,046  FRANCE TELECOM SA (COMMUNICATIONS)                                                                        1,985,570
     43,240  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   4,812,712
     43,096  TECHNIP SA (OIL & GAS EXTRACTION)                                                                         3,356,318
     86,723  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                                6,269,314

                                                                                                                      31,767,321
                                                                                                                  --------------
GERMANY: 15.00%
     18,010  ALLIANZ AG (INSURANCE CARRIERS)                                                                           3,567,823
     85,029  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                6,814,026
     60,502  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             5,172,295
    150,068  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      2,499,514
     39,161  FRAPORT AG (TRANSPORTATION SERVICES)                                                                      2,826,670
     18,020  IVG IMMOBILIEN AG (REAL ESTATE)                                                                             504,120
     35,761  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              5,052,418
     18,648  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,292,249
     43,373  UNITED INTERNET AG (COMMUNICATIONS)<<                                                                       933,320
     32,131  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                            6,583,352

                                                                                                                      36,245,787
                                                                                                                  --------------
HONG KONG: 10.25%
    533,200  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       2,668,518
    317,600  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT TRANSPORTATION
             & WAREHOUSING)                                                                                            1,507,882
    497,250  CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                       1,431,183


Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 127


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
HONG KONG (continued)
  1,341,200  CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                                 $     2,326,483
  1,850,170  CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                         3,894,019
    584,998  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                          5,536,045
    134,300  NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                                                            325,454
    584,329  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                     1,982,138
    191,200  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                2,982,491
    187,247  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                    2,112,428

                                                                                                                         24,766,641
                                                                                                                    ---------------
INDIA: 0.35%
     14,180  HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                                    841,098
                                                                                                                    ---------------
ITALY: 0.75%
    258,193  INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                                1,820,040
                                                                                                                    ---------------
JAPAN: 10.35%
     17,100  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                     787,410
     99,500  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         2,774,980
     42,800  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                 1,382,584
     39,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       1,115,966
        971  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                                4,860,845
      3,093  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                                 2,891,930
     64,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                              1,553,772
    661,600  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                               2,827,464
    103,200  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                     2,091,332
     79,883  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                 1,585,960
     88,200  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          2,225,351
    142,150  TOKYU LAND CORPORATION (REAL ESTATE)                                                                           891,290

                                                                                                                         24,988,884
                                                                                                                    ---------------
LUXEMBOURG: 0.70%
     10,213  RTL GROUP SA (COMMUNICATIONS)                                                                                1,290,068
     16,254  TENARIS SA (PRIMARY METAL INDUSTRIES)<<                                                                        404,676

                                                                                                                          1,694,744
                                                                                                                    ---------------
MEXICO: 0.34%
     34,200  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                         829,008
                                                                                                                    ---------------
NETHERLANDS: 2.38%
    233,723  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+<<                                         5,748,890
                                                                                                                    ---------------
NORWAY: 5.23%
    426,768  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                             5,405,468
     34,000  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                           948,089
    233,900  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                 6,269,669

                                                                                                                         12,623,226
                                                                                                                    ---------------
QATAR: 0.33%
     22,388  INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                                 799,912
                                                                                                                    ---------------
RUSSIA: 6.70%
    114,400  GAZPROM OAO (OIL & GAS EXTRACTION)                                                                           5,834,400
     59,881  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                            5,119,826
     48,500  MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                             1,365,275
      3,200  NOVOROSSIYSK SEA TRADE PORT GDR (BUSINESS SERVICES)+                                                            48,000
     31,059  RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                            3,222,371

128 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
RUSSIA (continued)
     10,709  TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   $       348,043
      5,950  URALKALI GDR (CHEMICALS & ALLIED PRODUCTS)+                                                                    243,950

                                                                                                                         16,181,865
                                                                                                                    ---------------
SOUTH AFRICA: 0.61%
     85,056  NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   1,478,779
                                                                                                                    ---------------
SOUTH KOREA: 3.07%
     54,171  KOOKMIN BANK (FINANCIAL SERVICES)                                                                            3,030,316
     18,245  KT CORPORATION (COMMUNICATIONS)                                                                                864,950
     15,108  NHN CORPORATION (BUSINESS SERVICES)                                                                          3,525,480

                                                                                                                          7,420,746
                                                                                                                    ---------------
SPAIN: 4.97%
     73,593  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                        3,357,758
     42,618  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                                                 2,367,704
    218,356  TELEFONICA SA (COMMUNICATIONS)                                                                               6,274,102

                                                                                                                         11,999,564
                                                                                                                    ---------------
SWEDEN: 0.09%
     12,200  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
             TRANSPORTATION EQUIPMENT)                                                                                      221,236
                                                                                                                    ---------------
SWITZERLAND: 9.90%
     31,104  ADECCO SA (BUSINESS SERVICES)                                                                                1,796,208
     23,685  COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE STORES)                                               1,328,421
     37,851  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              3,975,289
     16,321  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                          8,155,570
      5,787  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                         1,170,103
     39,788  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                             7,488,045

                                                                                                                         23,913,636
                                                                                                                    ---------------
UNITED KINGDOM: 5.10%
     26,750  ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                    576,514
     13,977  BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   180,999
    382,665  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                               3,425,128
    299,958  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   4,116,557
    738,238  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                  4,018,132

                                                                                                                         12,317,330
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $216,793,608)                                                                                 236,555,929
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 8.85%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.85%
 21,383,063  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                            21,383,063
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,383,063)                                                               21,383,063
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 2.35%
  5,673,218  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 5,673,218
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,673,218)                                                                            5,673,218
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 129


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $243,849,889)*                        109.13%                                                                 $   263,612,210
OTHER ASSETS AND LIABILITIES, NET            (9.13)                                                                     (22,044,455)
                                            ------                                                                  ---------------

TOTAL NET ASSETS                            100.00%                                                                 $   241,567,755
                                            ------                                                                  ---------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,673,218.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

130 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
COMMON STOCKS: 97.13%

AUSTRALIA: 6.30%
      4,004  ABC LEARNING (SCHOOLS)                                                                                 $         5,123
      3,715  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                          37,482
      9,792  ALUMINA LIMITED (METAL MINING)                                                                                  51,009
      7,594  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        49,622
     16,212  AMP LIMITED (INSURANCE CARRIERS)                                                                               116,307
        741  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        7,876
      2,939  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                    25,785
      4,651  ASCIANO GROUP (TRANSPORTATION SERVICES)                                                                         17,004
      1,489  ASX LIMITED (BUSINESS SERVICES)                                                                                 50,895
     16,156  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                        332,950
      7,391  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                          37,151
      1,996  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                         26,851
      2,130  BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  23,165
     29,020  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                949,732
      1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
             SIMILAR MATERIALS)<<                                                                                            16,086
      6,469  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                58,352
     11,858  BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                            19,832
      5,447  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                                        31,162
     13,462  BRAMBLES LIMITED (BUSINESS SERVICES)                                                                           122,783
      1,184  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                              14,078
      8,707  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                            2,387
     11,898  CENTRO RETAIL GROUP (REAL ESTATE)                                                                                3,697
     12,411  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                           24,613
      4,085  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)<<                                     6,795
      4,494  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                              34,910
        465  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                              23,246
     11,379  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                       434,794
      7,580  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                                  9,213
      4,263  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                       34,090
      3,850  CROWN LIMITED (MEMBERSHIP ORGANIZATIONS)<<                                                                      36,944
      4,759  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                      160,531
      7,480  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    21,875
     27,703  DB RREEF TRUST (REAL ESTATE)                                                                                    42,660
      1,589  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                             9,091
     11,099  FAIRFAX MEDIA LIMITED (COMMUNICATIONS)<<                                                                        35,198
     22,751  FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                                 135,357
     16,903  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                                79,092
      3,051  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             5,284
      9,374  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                              15,420
     18,854  GPT GROUP (REAL ESTATE)                                                                                         56,000
      4,800  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                     17,152
      1,238  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                               5,261
        442  INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                                           57,017
      5,284  ING INDUSTRIAL FUND (REAL ESTATE)                                                                               10,286
     15,586  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                          52,133
      4,102  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             23,430
      1,211  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                    47,368
      3,112  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                    37,684
      2,599  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                   20,783
     16,677  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                            13,869
      6,030  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                17,800
      2,379  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                               9,132
     13,297  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                            52,376
      2,397  MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)<<                                                            115,709
     21,457  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                             54,515

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 131


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
AUSTRALIA (continued)
      9,531  MIRVAC GROUP (REAL ESTATE)<<                                                                           $        35,016
     14,036  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      386,750
      3,678  NEWCREST MINING LIMITED (METAL MINING)                                                                         112,168
      6,545  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                     38,222
      2,702  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          71,919
      7,625  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                    63,831
     11,746  OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                       34,136
      2,616  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                              4,829
      4,915  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                                 22,863
      2,337  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                      5,873
        294  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                        14,469
      4,719  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    16,086
      8,303  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                          29,821
      7,630  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                               154,872
      2,471  RIO TINTO LIMITED (METAL MINING)<<                                                                             276,636
      5,066  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                           67,132
        832  SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                   22,583
      2,759  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                      34,670
      2,445  ST. GEORGE BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               57,449
     13,188  STOCKLAND (REAL ESTATE)                                                                                         84,247
      8,180  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                                96,212
      4,572  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                      59,124
      9,046  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                          28,771
     25,542  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                   102,709
     12,586  TELSTRA CORPORATION LIMITED - INSTALLMENT RECEIPTS (COMMUNICATIONS)                                             32,322
      4,708  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                                 43,116
      9,438  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                              56,066
      4,712  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                                  172,191
      1,256  WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            46,195
     15,263  WESTFIELD GROUP (PROPERTIES)                                                                                   248,290
        471  WESTFIELD GROUP - NEW (PROPERTIES)+                                                                              7,404
     16,128  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                          350,061
      4,166  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                              207,498
     10,578  WOOLWORTHS LIMITED (FOOD STORES)                                                                               280,350
      1,292  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                       39,520
      4,190  ZINIFEX LIMITED (METAL MINING)                                                                                  38,216

                                                                                                                          7,040,574
                                                                                                                    ---------------
AUSTRIA: 0.58%
        344  ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                           18,883
        136  BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                      4,472
      1,664  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                       107,840
         55  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                       6,628
      3,546  IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                   34,149
      3,913  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                                  42,379
         44  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                                 4,440
      2,540  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                      28,912
      1,447  OMV AG (OIL & GAS EXTRACTION)                                                                                   95,628
        475  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                                64,755
        136  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                                 5,475
      3,013  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                             62,266
        664  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                     47,268
      1,005  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         69,813
        255  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                              19,537
        679  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             36,115

                                                                                                                            648,560
                                                                                                                    ---------------

132 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
BELGIUM: 1.28%
        671  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)      $         5,244
         59  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                       4,225
         62  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                     9,022
      1,476  BELGACOM SA (COMMUNICATIONS)                                                                                    65,363
         44  COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                             9,513
        140  COLRUYT SA (FOOD STORES)                                                                                        36,027
         73  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                               4,912
        171  COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                         13,026
         14  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                    4,979
        874  DELHAIZE GROUP (FOOD STORES)                                                                                    68,771
      4,638  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                             132,167
        123  EURONAV SA (WATER TRANSPORTATION)                                                                                4,672
     18,084  FORTIS (DEPOSITORY INSTITUTIONS)                                                                               455,662
      9,100  FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                           144
        708  GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                    86,392
      1,592  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                             140,096
        136  KBC ANCORA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                    13,991
      1,401  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                       181,680
        260  MOBISTAR SA (COMMUNICATIONS)                                                                                    23,561
         96  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                                    4,450
        555  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                         70,815
      1,796  SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                                  28
      1,010  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                            35,088
      1,075  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                              55,938

                                                                                                                          1,425,766
                                                                                                                    ---------------
BERMUDA: 0.00%
         50  INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                                                     83
                                                                                                                    ---------------
CHINA: 0.01%
     16,764  FOSUN INTERNATIONAL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            11,309
                                                                                                                    ---------------
DENMARK: 0.96%
         10  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                        111,572
         63  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             3,935
        306  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                         39,129
        213  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 19,458
        438  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                           31,992
      3,928  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                      144,907
      1,750  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                            38,254
         84  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                       7,345
        423  FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      41,867
      1,202  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              6,006
        314  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                    7,844
        464  JYSKE BANK (BUSINESS SERVICES)+                                                                                 31,140
        132  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         9,502
      4,202  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                         287,345
        406  NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                         37,992
         50  ROCKWOOL INTERNATIONAL A/S (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      8,341
        510  SYDBANK (DEPOSITORY INSTITUTIONS)                                                                               18,544
        133  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                            22,385
        257  TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                                   22,580
      1,548  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)+                                                                                                    169,109
        220  WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)+                                                                                                     17,583

                                                                                                                          1,076,830
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 133


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
FINLAND: 1.78%
        353  AMER SPORTS OYJ (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     $        7,106
        333  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                               16,345
      1,257  ELISA OYJ (COMMUNICATIONS)                                                                                   31,395
      3,857  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                            157,164
        282  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<                     10,863
        538  KESKO OYJ (FOOD STORES)<<                                                                                    27,817
      1,312  KONE OYJ (BUSINESS SERVICES)                                                                                 53,834
      1,057  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           57,071
      1,092  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)<<                                                               38,161
     34,026  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,076,524
        880  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)<<                                                              37,511
        900  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                           16,951
      1,353  ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<             6,365
        776  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<                16,809
      1,038  OUTOKUMPU OYJ (METAL MINING)<<                                                                               47,212
        800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                                 38,610
      3,798  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              102,833
        720  SANOMAWSOY OYJ (MULTI MEDIA)<<                                                                               19,961
      5,060  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)<<                                                                   58,396
        381  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                    9,408
      4,640  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)<<                                                                  82,411
        330  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<                                                       7,763
        589  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                                      39,719
      1,113  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                     31,576

                                                                                                                       1,991,805
                                                                                                                  --------------
FRANCE: 9.86%
      1,706  ACCOR SA (METAL MINING)                                                                                     124,595
        289  AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                                   32,915
      1,072  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                       30,193
      2,065  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                   314,831
     20,424  ALCATEL SA (COMMUNICATIONS)                                                                                 116,725
        843  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             182,758
        577  ATOS ORIGIN (BUSINESS SERVICES)+                                                                             32,120
     13,760  AXA SA (INSURANCE CARRIERS)                                                                                 499,428
      7,046  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                    710,707
      1,941  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      123,310
      1,202  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       68,449
      5,181  CARREFOUR SA (FOOD STORES)                                                                                  399,734
        372  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   44,599
        228  CHRISTIAN DIOR SA (CHEMICALS & ALLIED PRODUCTS)                                                              25,237
        385  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                         47,459
      2,444  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          199,291
        227  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                            56,509
      1,244  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   129,858
      5,697  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                176,286
        509  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                29,556
        162  EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  15,755
        879  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                                 76,478
      1,731  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            113,112
        106  EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                              13,555
     15,791  FRANCE TELECOM SA (COMMUNICATIONS)                                                                          531,012
      1,726  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                            104,201

134 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
FRANCE (continued)
        109  GECINA SA (REAL ESTATE)                                                                              $       16,262
      3,769  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     337,027
        605  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)               75,552
        170  ICADE (REAL ESTATE)                                                                                          25,298
        279  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           25,587
        580  JCDECAUX SA (BUSINESS SERVICES)                                                                              17,050
        599  KLEPIERRE (REAL ESTATE)                                                                                      36,758
      2,137  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                     271,389
      1,283  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         223,134
      1,118  LAGARDERE SCA (COMMUNICATIONS)                                                                               83,593
        408  LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 12,799
      2,139  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     238,076
        502  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                     11,175
      1,531  NATIXIS (DEPOSITORY INSTITUTIONS)                                                                            24,630
        268  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          30,079
        274  NEUF CEGETEL (COMMUNICATIONS)                                                                                15,257
          1  NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      62
      1,108  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    19,732
      1,517  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                   156,015
      1,336  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                 103,584
        676  PPR SA (APPAREL & ACCESSORY STORES)                                                                         100,160
      1,210  PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                           46,229
      1,602  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                       177,295
      1,388  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        28,421
      8,837  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             662,974
      1,922  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  248,697
      1,535  SCOR REGROUPE (INSURANCE CARRIERS)                                                                           36,642
        211  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              13,012
        197  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                            23,824
      3,297  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  322,824
        824  SOCIETE GENERALE NV (DEPOSITORY INSTITUTIONS)+                                                               79,290
        975  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                              21,442
        831  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                                51,087
      8,991  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    590,069
        886  TECHNIP SA (OIL & GAS EXTRACTION)                                                                            69,002
        762  THALES SA (TRANSPORTATION BY AIR)                                                                            49,336
      2,034  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     14,129
     18,565  TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,378,724
         56  TOTAL SA - CLASS B (OIL & GAS EXTRACTION)                                                                     4,159
        565  UNIBAIL (REAL ESTATE)                                                                                       145,404
        577  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          22,883
        419  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                    101,719
      3,061  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                    213,406
      3,582  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                    258,947
     10,063  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       393,204
        143  WENDEL INVESTISSEMENT (HOLDING & OTHER INVESTMENT OFFICES)                                                   17,953
        340  ZODIAC SA (TRANSPORTATION BY AIR)                                                                            16,678

                                                                                                                      11,009,242
                                                                                                                  --------------
GERMANY: 8.90%
          2  A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                                22,145
      1,761  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                              117,074
      3,893  ALLIANZ SE (INSURANCE CARRIERS)                                                                             771,212
        366  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                   7,720
        574  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                     11,482
      4,241  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       571,194

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 135


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
GERMANY (continued)
      6,260  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           $      501,662
      1,452  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 80,209
        770  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                   64,782
        304  BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                                26,186
        781  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                   38,667
      5,398  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    168,738
      1,328  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   135,419
      8,125  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               694,603
      4,342  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  491,501
      1,729  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            278,508
      1,980  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                53,547
      6,819  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                  208,299
        716  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                               68,355
     24,506  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        408,169
        163  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                               8,870
      5,385  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 996,898
        320  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               26,649
      1,662  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                  83,571
      1,377  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                            46,305
        105  HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 18,080
        572  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    15,361
        893  HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                    37,896
      1,556  HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                             71,928
        362  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 33,148
      1,752  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        45,530
      6,532  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  45,890
        766  IVG IMMOBILIEN AG (REAL ESTATE)                                                                              21,429
        326  K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                        106,697
      1,044  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                147,499
        975  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             129,516
        564  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                   69,515
      1,401  METRO AG (FOOD STORES)                                                                                      113,202
        283  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                   4,030
      1,790  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          350,082
        770  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       140,747
        498  PREMIERE AG (ENTERTAINMENT)+                                                                                 10,748
        715  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                     15,465
         52  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                    20,026
        436  Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)+                                                              43,269
        293  RHEINMETALL BERLIN (MACHINERY)                                                                               20,677
      3,850  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  473,250
        333  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                              31,591
        359  SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                    62,453
      7,542  SAP AG (BUSINESS SERVICES)                                                                                  374,832
      7,469  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                              809,502
        719  SOLARWORLD AG (ENERGY)                                                                                       34,247
        345  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                       7,653
      3,138  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  179,538
      1,847  TUI AG (TRANSPORTATION BY AIR)                                                                               47,384
      1,367  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                    396,324
        910  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          151,209
         68  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                               13,933
        164  WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   13,127

                                                                                                                       9,937,543
                                                                                                                  --------------

136 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
GREECE: 0.70%
      3,469  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                              $      115,011
      1,425  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                             66,367
      2,767  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                           84,048
         90  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                        3,009
        310  HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   7,361
      1,100  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                 14,484
        620  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                  7,576
      2,360  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                 66,991
        231  MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                            4,872
      3,524  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        185,933
      1,950  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                    69,514
      2,825  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                    86,881
        900  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                              39,358
        540  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             22,950
        980  VIOHALCO SA (BUSINESS SERVICES)                                                                              10,150

                                                                                                                         784,505
                                                                                                                  --------------
HONG KONG: 2.10%
      2,000  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   14,430
     12,426  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                          62,189
     18,000  BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            18,665
     32,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     78,257
     10,000  C C LAND HOLDINGS LIMITED (MEMBERSHIP ORGANIZATIONS)<<                                                        9,585
     11,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       21,625
     13,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  184,577
      4,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                   16,061
     11,500  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     94,643
      9,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 108,009
     18,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                             24,285
      8,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                   3,228
      4,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                        18,888
     18,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                   63,719
      6,600  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            119,489
      9,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                     63,950
     32,200  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                 96,815
        400  HONG KONG AIRCRAFT ENGINEERG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                6,599
     10,000  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                  171,664
     12,000  HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                       75,784
      5,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                              18,985
     11,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                     15,689
     18,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                  170,340
      5,358  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                              15,008
      5,368  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                       32,349
      6,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                   21,240
      4,000  LEE & MAN PAPER MANUFACTURING LIMITED (PAPER & ALLIED PRODUCTS)<<                                             6,404
     20,200  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        74,881
      6,000  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                        12,751
     18,499  LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            41,026
      6,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                              8,342
     12,048  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                    41,333
     21,046  NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                    51,002
      9,000  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 14,385
      2,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 12,876
     11,000  PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                        18,092
     36,000  PCCW LIMITED (COMMUNICATIONS)                                                                                22,666

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 137


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
HONG KONG (continued)
     10,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         $       26,983
     16,500  SHUI ON LAND LIMITED (REAL ESTATE)                                                                           15,456
     10,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                      13,235
     13,087  SINO LAND COMPANY (REAL ESTATE)                                                                              28,250
     12,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               187,186
      7,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                    78,971
      2,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              10,716
      8,000  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                    45,589
     14,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION (FOOD & KINDRED PRODUCTS)<<                                      18,349
     11,625  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   54,744
      1,500  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             22,801
      4,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            14,108

                                                                                                                       2,346,219
                                                                                                                  --------------
IRELAND: 0.74%
      7,615  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            162,300
      3,298  ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                                                   44,257
      8,690  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                   129,237
      4,731  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            179,856
        419  DCC PLC (BUSINESS SERVICES)                                                                                   9,889
      4,150  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                          85,108
      8,976  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                   65,378
        830  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 4,901
        548  IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                               12,804
      2,358  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              46,087
      1,108  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    34,723
      1,137  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       15,168
        243  PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                             8,985
        624  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                            17,647
      1,045  SMURFIT KAPPA GROUP PLC (PAPER & ALLIED PRODUCTS)                                                            12,571

                                                                                                                         828,911
                                                                                                                  --------------
ITALY: 3.73%
      4,687  AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  17,223
      3,646  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                              47,632
        608  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)<<                                                              5,135
      9,125  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                             410,296
      2,249  ATLANTIA SPA (SOCIAL SERVICES)                                                                               67,994
        776  AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                     11,583
      9,550  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                              42,291
      3,578  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                     39,287
      5,618  BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                                93,041
      1,307  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                     15,104
     37,433  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                397,136
     22,513  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           767,719
      6,139  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                         141,988
      2,611  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                     88,786
        563  FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                     23,323
      1,893  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                                15,272
     66,601  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                   469,480
      8,125  INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                                53,490
        502  ISTITUTO FINANZIARIO INDUSTRIALE SPA (HOLDING & OTHER INVESTMENT OFFICES)+                                   13,822
        820  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     16,609
        550  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                            17,115
      1,178  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     29,701

138 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ITALY (continued)
      6,704  MEDIASET SPA (COMMUNICATIONS)                                                                        $       62,022
      4,311  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                     88,410
      2,004  MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                                                        12,276
     13,583  PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                       52,217
     23,782  PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                             20,819
      1,120  PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+              23,906
      1,137  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                            46,025
     35,998  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)                                                                       6,229
      7,589  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                     48,254
     53,294  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                      88,261
     93,270  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                         195,107
     10,379  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                44,283
     80,893  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           541,494
      5,250  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                    134,522
      7,366  UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                       21,153

                                                                                                                       4,169,005
                                                                                                                  --------------
JAPAN: 19.48%
      3,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    16,794
          1  ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                   3,541
        560  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    14,860
        200  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          3,704
      1,400  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   36,306
      5,600  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                  66,742
        900  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     12,026
        600  AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                      16,643
        650  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       10,440
      3,000  AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                          16,583
      1,700  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       63,443
      6,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     60,795
        200  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             15,710
      5,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                   22,020
      1,500  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          14,762
      3,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               22,693
        600  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  12,941
      3,600  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            74,217
      8,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              88,202
     10,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        52,167
        200  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                       7,123
      1,000  ASICS CORPORATION (FOOTWEAR)                                                                                 11,497
      4,300  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                  166,513
        200  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               5,467
      2,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                              24,318
     10,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                           67,917
        600  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                   28,291
      5,300  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                     90,230
      1,100  BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   11,311
      9,200  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        423,636
        700  CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                           13,202
      2,100  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      30,737
      1,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             3,902
         14  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     144,663
      7,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 47,542
      1,000  CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         9,079
      5,800  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               144,884

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 139


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      2,400  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  $       27,135
        200  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  3,397
          7  CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                                150
      2,800  CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                23,680
        500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               12,039
      1,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  8,668
      5,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                             15,700
      1,400  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         39,045
        500  CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                 11,537
      5,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               79,555
      2,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             10,273
      3,000  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   15,500
        500  DAIFUKU COMPANY LIMITED (MACHINERY)                                                                           6,395
      6,100  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                180,222
      2,300  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                98,987
      5,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                         15,550
        700  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                       36,096
      4,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                    39,607
     12,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                    104,013
      4,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            12,600
      4,200  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                135,674
         17  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                      38,714
      2,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       11,858
          7  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      4,312
         29  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      241,182
      4,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   12,199
        400  EDION CORPORATION (ELECTRONIC)                                                                                3,700
      2,200  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                          75,040
      1,280  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                               46,100
        900  ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         29,976
        500  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                      17,907
      1,700  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             161,677
        500  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  44,091
      5,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     20,315
      3,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       12,550
        200  FUJI SOFT INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               3,736
          5  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                         7,374
      4,200  FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                          148,736
      3,000  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           13,543
     16,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    104,655
      7,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                               36,447
      5,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                           16,152
        300  GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        6,380
          7  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          909
      3,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 21,459
      1,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                       4,213
        200  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                        11,898
      1,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                         6,701
     10,800  HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                               46,697
      9,000  HASEKO CORPORATION (RESIDENTIAL)                                                                             13,272
        300  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                            8,848
      2,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                               13,202
        300  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          33,678
      2,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                      7,444
        900  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               16,920

140 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
JAPAN (continued)
        900  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                           $       22,527
        600  HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                             9,926
     29,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    171,940
      1,500  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   34,836
     10,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              30,096
        800  HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                          18,860
     13,500  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      385,308
        400  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                             5,951
      3,600  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           84,510
      1,100  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   43,258
        200  IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        15,470
          7  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                          77,949
      1,700  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<(A)                                                     19,382
     11,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                21,298
      6,000  ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                              29,976
        500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                                     8,848
     13,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                      128,331
        300  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    9,059
      3,800  J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                            24,246
        300  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                    9,992
      7,000  JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                           18,188
        200  JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                   13,242
          5  JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                            16,503
          3  JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                             34,912
          3  JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                             18,931
      3,000  JAPAN STEEL WORKS (MACHINERY)                                                                                51,134
         39  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                               195,235
      5,100  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                        226,144
      2,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             30,538
      6,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  30,337
      1,500  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                33,934
      1,600  JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                                 26,100
          6  K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                  4,593
      8,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          22,632
      2,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                           15,811
      3,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             18,750
      6,700  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              166,693
      2,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   13,002
      5,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               141,703
     12,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   26,726
      5,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                         48,606
         21  KDDI CORPORATION (COMMUNICATIONS)                                                                           128,301
      4,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                    27,207
      5,000  KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                   27,839
      3,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            16,102
        300  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   68,981
      1,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                               12,289
      1,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           9,621
     14,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                               50,000
      7,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     132,374
     23,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  65,530
        400  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       3,431
      7,800  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    216,362
        800  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  30,096

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 141


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
JAPAN (continued)
      4,000  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                     $       54,334
        200  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       4,324
      9,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    55,889
      3,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                35,754
        900  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                   33,136
      1,400  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         117,556
      2,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                19,101
      3,300  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 80,613
        500  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                               22,121
      1,100  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                         17,778
        200  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      9,651
      1,000  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           31,400
     14,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                      101,966
      2,600  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                             27,675
      1,300  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                                       7,356
        200  MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                4,344
     17,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)               368,379
      3,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          30,849
      4,000  MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                             14,165
      1,300  MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                    23,553
      2,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                            12,039
      1,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                            5,086
        200  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     6,059
      6,400  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                             236,276
      3,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     17,456
     10,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         69,417
     11,700  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                    353,301
     17,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      147,010
     10,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                               242,777
      3,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                     21,338
     28,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  119,663
      1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  12,821
     10,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    43,439
     15,000  MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)+                                                      24,679
      4,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                       12,801
     75,160  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         648,451
        350  MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 12,184
     15,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      303,973
      5,000  MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                    33,106
      6,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                   16,071
      7,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                  138,975
      5,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                        15,650
      9,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                            108,798
     10,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)(A)                                              98,286
      7,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                   42,346
      4,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)(A)                                                             15,799
        700  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                            22,121
         79  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                 289,276
      1,900  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                            94,352
      1,800  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                           24,378
     18,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              68,620
        400  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                     7,737
      2,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     35,393
      1,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                    13,002

142 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      1,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                $        7,083
      1,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                                4,805
        900  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                            55,347
      3,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)<<                                                                                                   79,906
        900  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  464,085
          4  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                    50,562
      3,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               46,378
      7,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  40,239
      1,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   6,069
      3,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                             4,514
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                   29,535
      7,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                   39,727
     11,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                68,640
          8  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                    18,941
      5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     22,121
      1,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 6,631
     50,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                         253,311
         45  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                   194,121
     10,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                         93,900
      3,000  NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                     22,873
      6,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     15,770
      1,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                     2,147
      1,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             10,534
     19,700  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               162,849
      1,500  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  16,011
      7,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                   24,228
      1,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                     9,290
        800  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)<<                                             26,966
        300  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      16,974
      1,400  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        59,129
      1,000  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                   20,465
     15,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  230,197
        500  NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                        8,327
          2  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                       16,212
        900  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   23,520
      4,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                       30,297
      3,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     20,465
         11  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   48,114
        140  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                    212,079
          9  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                              12,911
      5,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        20,967
         60  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                10,642
      5,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            37,018
      7,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                          31,531
      3,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                           5,778
      1,000  OKUMA CORPORATION (MACHINERY)                                                                                10,714
      1,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          5,096
      2,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                             60,594
      1,800  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          36,928
        400  ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             19,342
      1,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                   10,213
        300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            13,904
        400  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)<<                                            23,475
        810  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                     110,514
     18,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                71,870

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 143


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
JAPAN (continued)
          400   OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                             $       4,631
          100   OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   8,437
        1,400   PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         13,904
          650   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 18,682
          500   QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                      5,162
           54   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                        32,341
           50   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                       83,266
        6,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   98,596
          200   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        6,541
          900   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   55,708
            2   ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                       2,087
          100   RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         5,799
          400   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                   23,756
          700   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          16,327
        1,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                4,344
       14,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                     29,494
            3   SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                               20,917
        2,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                          16,352
           15   SBI E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                        13,047
           81   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)<<                                             19,486
        1,800   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   87,400
        1,800   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                           19,051
        1,000   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   26,936
        1,000   SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   6,501
        4,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            24,197
        4,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       36,998
        7,220   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                            181,079
        9,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  152,949
          800   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              23,796
          200   SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               6,009
          200   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       17,135
          600   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        27,568
        5,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         22,974
        3,500   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            180,829
          600   SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                  6,772
        5,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              14,547
        3,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)<<                                                              9,902
        3,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     51,224
        3,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        79,304
        5,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              59,039
        9,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                 30,337
        1,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                 15,169
          500   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     52,719
        6,500   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                 117,832
       10,200   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                              33,768
        7,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                      61,798
        8,700   SONY CORPORATION (ELECTRONIC)                                                                               346,499
            7   SONY FINANCIAL HOLDINGS INCORPORATED (MEMBERSHIP ORGANIZATIONS)                                              28,301
          500   SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)<<                                                            17,456
        1,300   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    31,691
          900   SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   19,638
       14,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              89,607
        9,200   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          121,184
        6,600   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             83,559
        5,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   32,303

144 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
JAPAN (continued)
       36,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                            $     136,517
        5,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)             93,048
           57   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      375,120
        2,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                4,635
        3,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                  52,879
        1,500   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                11,497
          200   SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                       12,380
       11,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                           75,702
        2,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                25,221
          600   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     24,679
        1,500   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          37,846
        1,700   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                               89,025
        7,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         16,854
        8,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          20,385
        1,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             19,833
        2,000   TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 16,011
        1,000   TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                           9,751
        1,000   TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                       6,872
        3,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                   33,738
        7,300   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         365,439
          980   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                    20,744
        2,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 23,295
        1,100   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     64,998
        8,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                       33,708
        1,500   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     78,250
        1,200   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          26,726
        3,000   THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         19,051
        4,000   The Hiroshima Bank Limited (Depository Institutions)                                                         19,302
        1,000   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 17,225
          200   TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)(A)                                                3,982
        7,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                       37,360
        1,000   TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             4,113
        1,000   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                 23,475
          300   TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                  7,705
        3,700   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               90,384
          500   TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                                 13,067
        2,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           14,506
          300   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                       7,163
       10,600   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               283,397
        1,500   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   91,192
       19,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                76,816
          200   TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                           3,672
          900   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                             12,207
        2,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                         13,162
       10,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                  50,963
        4,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                         25,080
        2,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                17,115
        5,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   57,986
       12,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)<<                                                      77,889
       27,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                180,397
        4,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              13,764
        2,300   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     34,542
        2,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                18,921
        1,400   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          26,587
        1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                         15,048

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 145


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
JAPAN (continued)
          600   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               $      22,572
          600   TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                        17,967
        1,600   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                     56,822
       23,400   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,166,713
        1,800   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                38,192
        1,000   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            39,226
        8,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                   25,923
          400   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                           29,254
        2,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                   19,141
        1,800   URBAN CORPORATION (REAL ESTATE)                                                                               7,657
        1,000   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     18,780
          210   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                         14,537
           15   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                         65,911
          132   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                  68,596
          900   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      27,899
          760   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                65,570
        1,500   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          28,682
        1,600   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      29,438
          300   YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                      12,099
        3,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                   43,941
        1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     9,470
        2,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          19,001
        1,900   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          19,023
        2,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                8,949
                                                                                                                         21,764,237
                                                                                                                      -------------

KAZAKHSTAN: 0.05%
        2,824   EURASIAN NATURAL RESOURCES CORP (METAL MINING)+                                                              55,206
                                                                                                                      -------------

LUXEMBOURG: 0.64%
        8,004   ARCELORMITTAL (PRIMARY METAL INDUSTRIES)<<                                                                  655,701
          276   MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                         26,291
        1,272   SES FDR (COMMUNICATIONS)                                                                                     26,849
                                                                                                                            708,841
                                                                                                                      -------------

NETHERLANDS: 3.70%
       12,740   AEGON NV (INSURANCE CARRIERS)                                                                               187,459
        2,369   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 190,071
        3,594   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)<<+                                         88,410
          335   CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                             29,353
          758   CORPORATE EXPRESS (WHOLESALE TRADE-DURABLE GOODS)                                                             8,820
        2,855   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                          67,655
          493   FUGRO NV (OIL FIELD SERVICES)                                                                                38,286
          455   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                                22,879
        2,118   HEINEKEN NV (EATING & DRINKING PLACES)                                                                      123,019
       16,363   ING GROEP NV (FINANCIAL SERVICES)                                                                           612,763
       15,941   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                 269,286
        9,882   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                                    378,019
       10,917   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                          162,015
        1,194   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)<<                                                           57,588
          409   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                               6,961
          804   QIAGEN NV (HEALTH SERVICES)+                                                                                 16,628
          460   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              21,547
        5,480   REED ELSEVIER NV (COMMUNICATIONS)                                                                           104,511

146 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
NETHERLANDS (continued)
       27,038   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                               $     933,125
        1,198   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    38,640
        3,437   TNT NV (TRANSPORTATION SERVICES)                                                                            127,678
          532   TOMTOM NV (BUSINESS SERVICES)+                                                                               22,005
       14,827   UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                                                                     497,893
        1,477   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         42,906
          108   WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        13,323
        2,585   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 68,440
                                                                                                                          4,129,280
                                                                                                                      -------------

NEW ZEALAND: 0.12%
        7,762   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                              13,914
        2,518   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   15,817
        1,408   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                  2,601
        2,652   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                              6,109
        4,229   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<              27,895
        4,036   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    11,709
        1,013   SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                               3,823
       16,834   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)<<                                                49,498
        1,302   VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,761
                                                                                                                            133,127
                                                                                                                      -------------

NORWAY: 1.01%
        1,442   AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                 32,848
        6,414   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                        97,362
        4,000   DNO ASA (OIL & GAS EXTRACTION)                                                                                7,140
          254   FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                     11,622
        6,206   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                       90,427
          887   OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       6,793
        7,170   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                             90,816
        1,462   PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                           36,174
        1,500   PROSAFE ASA (OIL & GAS EXTRACTION)                                                                           23,565
        1,588   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                         44,281
          219   SCHIBSTED ASA (COMMUNICATIONS)                                                                                6,537
        2,265   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   60,713
       11,103   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  332,708
          200   STOLT-NIELSEN SA (WATER TRANSPORTATION)                                                                       4,163
        3,662   STOREBRAND ASA (INSURANCE CARRIERS)                                                                          28,835
          616   TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                9,205
        7,293   TELENOR ASA (COMMUNICATIONS)                                                                                139,634
          600   TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                       8,731
          783   TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                                5,920
        1,600   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                               92,531
                                                                                                                          1,130,005
                                                                                                                      -------------

PORTUGAL: 0.36%
        2,592   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                       13,709
       15,614   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                                     50,780
        1,928   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                            33,504
        2,550   BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                            36,434
        1,783   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                    16,158
       16,037   ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   97,223
          983   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                          7,899
        8,983   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                   104,379
        2,035   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                             24,131

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 147


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PORTUGAL (continued)
          794   SONAE CAPITAL (GENERAL MERCHANDISE STORES)+                                                           $       1,729
        6,350   SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                   11,679
                                                                                                                            397,625
                                                                                                                      -------------

SINGAPORE: 1.09%
        7,500   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                     6,702
        9,000   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        15,562
        9,000   CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                         14,516
       14,000   CAPITALAND LIMITED (REAL ESTATE)                                                                             64,586
       10,300   CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     25,816
        4,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                      32,024
       16,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                  21,156
        7,000   COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                   18,766
       10,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                        130,771
        7,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                            24,665
        1,000   HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                               4,991
        1,094   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                         15,530
          400   K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                             445
       10,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                               71,924
        3,000   KEPPEL LAND LIMITED (REAL ESTATE)                                                                            12,096
        4,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                           9,445
        5,000   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                            7,810
       21,200   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                       124,756
        5,550   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                   12,903
        7,980   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 23,596
        7,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                           19,427
        4,600   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                         52,134
        7,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                               38,142
        1,000   SINGAPORE LAND LIMITED (REAL ESTATE)                                                                          4,940
        8,000   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                              6,684
       13,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  43,445
       12,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                          29,467
       69,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                       196,004
        4,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                            5,289
       11,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      152,959
        5,000   UOL GROUP LIMITED (REAL ESTATE)                                                                              14,022
        2,000   VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          15,315
        3,000   WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                       4,773
                                                                                                                          1,220,661
                                                                                                                      -------------

SPAIN: 4.33%
        2,239   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                              72,962
          250   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   66,959
        1,311   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         36,345
        1,857   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                  105,748
          892   ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                                                                 12,250
       32,409   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                713,764
        4,210   BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)                                                               46,194
        7,357   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                        133,571
       54,082   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)<<                                            1,077,525
        1,213   BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                                     19,246
        1,803   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                          26,669
        5,900   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                         40,519
        1,466   ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                                43,813
          381   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)<<                                                                                                 25,083

148 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SPAIN (continued)
        1,484   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                 $      67,709
          975   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                     60,309
          861   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                   17,521
          538   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                         39,063
        7,507   IBERDROLA RENOVABLES (PIPELINES)+                                                                            52,266
       31,329   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            485,706
        4,151   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                    18,087
          949   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                 27,328
        1,929   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                                                107,168
        4,603   MAPFRE SA (INSURANCE CARRIERS)                                                                               23,109
          808   PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     12,170
          943   RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                                  57,734
        6,914   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                        238,613
          710   SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                                                        24,670
          457   SOGECABLE SA (COMMUNICATIONS)<<+                                                                             20,036
       37,149   TELEFONICA SA (COMMUNICATIONS)                                                                            1,067,416
          931   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                          62,570
          958   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                   26,630
          843   ZELTIA SA (HEALTH SERVICES)<<                                                                                 6,162
                                                                                                                          4,834,915
                                                                                                                      -------------

SWEDEN: 2.37%
          792   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     48,118
        2,687   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                   48,726
        5,890   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             100,614
        3,355   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              52,653
          158   AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                           5,624
          263   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                                 2,988
        2,500   BOLIDEN AB (METAL MINING)                                                                                    26,612
          796   CASTELLUM AB (REAL ESTATE)                                                                                    9,712
          325   D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                  5,470
        2,155   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          35,361
          447   ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                            7,711
          881   ENIRO AB (COMMUNICATIONS)                                                                                     6,405
          670   FABEGE AB (REAL ESTATE)                                                                                       7,160
        1,433   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     37,140
        4,080   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                SIMILAR MATERIALS)                                                                                          250,629
          117   HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                           2,781
          431   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                  14,906
            1   HUSQVARNA AB A SHARES (MACHINERY)                                                                                11
        2,409   HUSQVARNA AB B SHARES (MACHINERY)                                                                            28,988
        2,000   INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                             45,020
          711   KUNGSLEDEN (REAL ESTATE)                                                                                      8,825
        2,068   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                  28,104
          532   METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                     421
          433   MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                      30,169
          800   NOBIA AB (FURNITURE & FIXTURES)                                                                               6,900
       17,859   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                         289,442
          164   ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                           10,889
        8,206   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                              142,594
        3,192   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 67,017
        2,707   SECURITAS AB (BUSINESS SERVICES)                                                                             35,763
        1,631   SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)                                                              4,749
        4,012   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                          104,995
        3,340   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           66,892

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 149


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SWEDEN (continued)
        3,540   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               $      71,195
        1,592   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                   44,744
          675   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                   17,324
        4,977   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                       90,672
        4,314   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                  125,604
        1,500   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                        42,032
        2,125   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                          46,313
        2,637   TELE2 AB (COMMUNICATIONS)                                                                                    49,817
      127,937   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    251,057
       19,411   TELIASONERA AB (COMMUNICATIONS)<<                                                                           155,828
          392   TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        7,818
        4,175   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)<<                                                                62,184
        9,395   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 142,304
          150   WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                        3,427

                                                                                                                          2,643,708
                                                                                                                      -------------
SWITZERLAND: 7.07%
       18,975   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                            509,388
          815   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                               44,439
        1,154   ADECCO SA (BUSINESS SERVICES)                                                                                66,642
          587   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                    21,409
        4,514   COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE STORES)                                              253,177
        9,044   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    460,351
          383   EFG INTERNATIONAL (MEMBERSHIP ORGANIZATIONS)                                                                 13,112
          340   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                               50,670
           57   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                       56,392
        1,825   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             191,670
          926   JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                             68,254
          186   KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 2,731
          464   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                    46,419
           15   KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                        8,330
            7   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                               23,260
        1,495   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                          37,845
          391   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                 51,852
        3,399   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       1,698,473
          207   NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                                  48,149
       20,058   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 1,028,046
           56   OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)+                                                                                                  19,708
          117   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                      13,042
          404   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     37,060
          193   PSP SWISS PROPERTY AG (REAL ESTATE)                                                                          13,031
           23   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                               8,801
        6,075   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                          1,143,306
          450   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     33,713
           41   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                          58,955
        5,988   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   63,717
           69   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     19,697
           25   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           33,053
          453   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                 23,264
          278   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                         74,322
          310   SWISS LIFE HOLDING (INSURANCE CARRIERS)+                                                                     86,154
        3,062   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                      267,474
          199   SWISSCOM AG (COMMUNICATIONS)                                                                                 68,180
          900   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                   263,720
          525   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     73,429

150 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SWITZERLAND (continued)
       17,927   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                  $     520,968
        1,258   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           396,173

                                                                                                                          7,898,376
                                                                                                                      -------------
 UNITED KINGDOM: 19.97%
        3,381   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            55,694
        1,650   ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                  35,561
        1,121   AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       14,361
        1,713   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                           17,627
        2,879   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    41,339
       11,433   ANGLO AMERICAN PLC (METAL MINING)                                                                           687,085
        1,633   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                   22,719
       10,901   ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           19,038
        1,034   ARRIVA PLC (TRANSPORTATION BY AIR)                                                                           14,078
        1,476   ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                       25,632
       12,612   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                               471,570
       22,641   AVIVA PLC (INSURANCE CARRIERS)                                                                              277,469
       30,370   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     292,477
        3,672   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          34,325
       57,222   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      514,450
        2,840   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    23,306
        2,148   BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                   6,416
          674   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 14,901
       29,113   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                         674,279
       19,513   BHP BILLITON PLC (COAL MINING)                                                                              578,958
        1,822   BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                                12,611
          629   BOVIS HOMES GROUP PLC (BUILDING)                                                                              7,565
      163,860   BP PLC (OIL & GAS EXTRACTION)                                                                             1,665,039
        4,818   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                 22,399
       13,085   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                             491,074
        9,060   BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                117,325
        4,487   BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                       81,704
       10,076   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               111,285
        1,409   BRIXTON PLC (REAL ESTATE)                                                                                     9,228
       69,363   BT GROUP PLC (COMMUNICATIONS)                                                                               299,067
        2,832   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           39,877
        3,712   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 33,188
       18,370   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                             201,794
        5,248   CAPITA GROUP PLC (PERSONAL SERVICES)                                                                         70,665
        1,438   CARNIVAL PLC (WATER TRANSPORTATION)                                                                          57,107
        3,304   CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                         18,688
        1,890   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              8,683
       32,057   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                            189,751
          868   CHARTER PLC (DIVERSIFIED MANUFACTURING)                                                                      14,643
          691   CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                 8,461
        9,684   COBHAM PLC (TRANSPORTATION BY AIR)                                                                           38,438
       16,613   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 106,248
        1,105   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   14,563
          686   CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                    4,438
        2,419   DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                       20,752
          887   DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              8,696
          779   DE LA RUE (BUSINESS SERVICES)                                                                                13,706
       22,457   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                        452,821
       15,384   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                           19,388
        2,267   ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    8,177
        1,821   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)(A)                                                       16,986

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 151


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (continued)
        4,416   ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                        $      35,166
        3,762   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                     42,072
        3,064   FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                              4,241
       15,778   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                   38,704
        3,135   GALIFORM PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                 4,931
        5,942   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                           35,879
       47,717   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,009,513
          943   GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                      9,910
        9,967   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                      45,051
        2,510   HAMMERSON PLC (REAL ESTATE)                                                                                  55,493
       11,959   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          27,116
       32,263   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                          358,570
        8,055   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                               41,764
      102,283   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               1,684,857
        4,501   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                50,828
        2,692   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                             24,296
        5,903   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                               271,561
        3,925   INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             31,315
        2,571   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       38,776
       13,267   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 104,794
          680   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                13,927
        6,669   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                       29,780
        3,492   INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            23,459
       28,996   ITV PLC (COMMUNICATIONS)                                                                                     36,427
       13,563   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                    92,328
        1,883   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                            74,928
          912   KAZAKHMYS PLC (METAL MINING)                                                                                 28,906
        4,683   KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   19,123
       20,410   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           53,469
        5,298   LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                             32,727
        4,023   LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                     120,482
       55,645   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              139,590
        2,183   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                      42,263
          248   LIGHTHOUSE CALEDONIA ASA (FISHING, HUNTING & TRAPPING)+                                                         204
       48,834   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                              437,100
       13,620   LOGICACMG PLC (BUSINESS SERVICES)                                                                            28,585
        1,329   LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                  31,873
          666   LONMIN PLC (METAL MINING)                                                                                    40,592
       14,384   MAN GROUP PLC (BUSINESS SERVICES)                                                                           158,292
       14,674   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                      112,777
        5,557   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                          30,411
        2,622   MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            7,207
        3,037   MONDI PLC (PAPER & ALLIED PRODUCTS)                                                                          25,190
        1,148   NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                         22,898
       22,156   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         304,064
        1,796   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                        40,599
       45,007   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                          98,702
        7,087   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       95,854
        2,448   PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               37,167
        1,899   PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    6,718
       21,521   PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                         284,249
        2,249   PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                 24,058
        2,034   RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       3,563
        5,232   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                       289,807
        9,499   REED ELSEVIER PLC (COMMUNICATIONS)                                                                          120,842
       15,414   RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                        29,750

152 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (continued)
        5,981   RESOLUTION PLC (INSURANCE CARRIERS)                                                                   $      81,251
       11,173   REUTERS GROUP PLC (COMMUNICATIONS)                                                                          128,611
        5,525   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           46,766
        8,623   RIO TINTO PLC (METAL MINING)                                                                                895,552
       15,735   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  125,852
    1,441,932   ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)+(A)                                                        2,862
       86,525   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                  579,132
        4,946   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        170,504
       23,861   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                        803,149
        7,808   SABMILLER PLC (EATING & DRINKING PLACES)                                                                    171,077
       11,272   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      42,080
          985   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           18,337
        7,102   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                          111,350
        7,543   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                          210,181
        3,676   SEGRO PLC (REAL ESTATE)                                                                                      37,061
        4,114   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   37,048
        2,043   SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         57,535
        2,416   SHIRE PLC (CHEMICALS & ALLIED PRODUCTS)                                                                      46,678
       19,428   SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                                23,809
        7,884   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                            104,287
        3,386   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           63,174
          993   SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                      8,937
        4,401   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                               21,137
        5,894   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                            201,430
       19,067   STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                      93,184
        4,100   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                    43,940
        9,604   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          35,738
       67,799   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                         509,969
        4,284   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                              24,656
        7,797   TOMKINS PLC (BUSINESS SERVICES)                                                                              27,660
          949   TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                       20,190
        1,527   TRINITY MIRROR PLC (COMMUNICATIONS)                                                                           8,940
        4,645   TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                          23,761
          940   TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                           8,885
        6,311   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                        82,728
       11,230   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                      378,659
        2,075   UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                   22,197
        7,785   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    106,685
          595   VEDANTA RESOURCES PLC (METAL MINING)                                                                         24,751
      459,234   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       1,375,323
        1,582   WHITBREAD PLC (EATING & DRINKING PLACES)                                                                     36,640
        2,951   WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                           22,006
       10,551   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                  57,428
        5,803   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             61,039
        9,889   WPP GROUP PLC (BUSINESS SERVICES)                                                                           117,953
        5,461   XSTRATA PLC (DIVERSIFIED MINING)                                                                            382,260
        7,155   YELL GROUP PLC (COMMUNICATIONS)                                                                              21,846
                                                                                                                         22,312,638
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $79,231,045)                                                                                  108,498,971
                                                                                                                      -------------
RIGHTS: 0.00%
          707   ILUKA RESOURCES LIMITED RIGHTS+                                                                               1,358
          328   SONAE BONUS RIGHTS+                                                                                           2,278

TOTAL RIGHTS (COST $1,573)                                                                                                    3,636
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 153


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
WARRANTS: 0.00%
        4,000   DOWA MINING WARRANTS+                                                                                 $       1,111

TOTAL WARRANTS (COST $0)                                                                                                      1,111
                                                                                                                      -------------
PREFERRED STOCKS: 0.00%
          200   ITO EN LIMITED PREFERRED<<                                                                                    2,259

TOTAL PREFERRED STOCKS (COST $3,250)                                                                                          2,259
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 3.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.04%
    3,399,214   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                          3,399,214
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,399,214)                                                                 3,399,214
                                                                                                                      -------------
SHORT-TERM INVESTMENTS: 1.06%
    1,178,469   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,178,469
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,178,469)                                                                            1,178,469
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $83,813,551)*                            101.23%                                                                $ 113,083,660

OTHER ASSETS AND LIABILITIES, NET               (1.23)                                                                   (1,377,870)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 111,705,790
                                               ------                                                                 -------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $1,178,469.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

154 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 95.98%

AUSTRALIA: 5.18%
      448,500   AWB LIMITED (AGRICULTURAL SERVICES)                                                                   $   1,127,183
      430,100   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          3,879,589
      269,800   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                                  1,543,531
       66,600   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                  2,544,799
      228,400   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                667,952
      481,736   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                           1,796,257
      700,300   MINCOR RESOURCES NL (METAL MINING)                                                                        1,958,415
      845,300   PERILYA LIMITED (METAL MINING)<<                                                                            811,147
    1,067,200   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    3,832,989
      561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              2,259,492

                                                                                                                         20,421,354
                                                                                                                      -------------
AUSTRIA: 0.69%
       39,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   2,729,985
                                                                                                                      -------------
BELGIUM: 1.15%
        7,700   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          219,423
       99,600   FORTIS (DEPOSITORY INSTITUTIONS)                                                                          2,509,616
       40,000   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                       1,818,096

                                                                                                                          4,547,135
                                                                                                                      -------------
DENMARK: 1.19%
       44,400   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                 1,637,951
      122,400   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                             3,057,797

                                                                                                                          4,695,748
                                                                                                                      -------------
FINLAND: 1.15%
       51,800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                              2,500,002
       82,700   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                2,042,008

                                                                                                                          4,542,010
                                                                                                                      -------------
FRANCE: 9.04%
          730   ARKEMA (OIL & GAS EXTRACTION)+                                                                               40,821
       76,300   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  7,696,132
       32,800   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        2,674,603
       17,400   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 1,816,340
       74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              2,311,489
       21,200   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               1,643,694
       27,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                    1,746,869
       21,400   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     2,368,355
       84,300   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           6,324,397
        4,300   SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                               102,618
       17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                1,723,295
       45,800   TOTAL SA (OIL & GAS EXTRACTION)                                                                           3,401,323
       28,844   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       1,143,906
       68,000   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     2,657,047

                                                                                                                         35,650,889
                                                                                                                      -------------
GERMANY: 10.03%
        2,825   ALLIANZ SE (INSURANCE CARRIERS)                                                                             559,639
       60,800   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     8,188,769
       72,500   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              4,004,949
       39,000   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)<<                                                           3,334,096
       47,500   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                5,376,849

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 155


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
GERMANY (continued)
      122,200   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                         $   3,304,788
       31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                        1,616,046
       64,000   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 1,718,697
       19,000   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)<<                                      3,715,950
      110,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                6,339,325
       53,300   TUI AG (TRANSPORTATION BY AIR)<<                                                                          1,367,400

                                                                                                                         39,526,508
                                                                                                                      -------------
GREECE: 0.16%
       10,300   DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                617,073
                                                                                                                      -------------
HONG KONG: 3.03%
    1,133,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)<<                                                  2,227,378
      511,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                              2,166,743
      853,000   HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                    5,386,976
      371,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              2,174,301

                                                                                                                         11,955,398
                                                                                                                      -------------
IRELAND: 0.75%
       79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                          1,690,138
       64,700   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           1,264,562

                                                                                                                          2,954,700
                                                                                                                      -------------
ITALY: 4.05%
      167,100   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         5,698,300
      206,700   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                       4,780,719
      175,000   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                 1,233,601
      166,200   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                  4,258,578

                                                                                                                         15,971,198
                                                                                                                      -------------
JAPAN: 20.31%
       24,200   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   642,145
      190,000   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           1,917,536
       96,400   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                         948,720
      244,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,272,873
       49,100   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                1,901,344
      180,000   CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                      651,886
      315,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)         1,229,284
      510,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          1,601,425
      294,900   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                           928,959
       72,500   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                1,396,469
      350,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    1,464,185
       61,400   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            739,165
        4,500   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              46,363
      101,800   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    2,905,508
       52,100   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                      2,310,213
      391,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  2,847,773
      154,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)           3,337,079
      237,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    1,566,844
       80,800   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                2,439,888
       97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  1,965,690
      663,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   2,075,201
       55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                             1,277,814
      406,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                2,153,210
      303,300   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             1,892,582

156 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
JAPAN (continued)
          426   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                             $   1,008,587
          900   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 3,882,424
      289,600   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             2,393,965
        3,300   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                  4,998,997
      119,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                2,441,362
       28,500   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                819,146
      170,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                2,793,539
       40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  945,024
      252,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       1,481,461
       31,300   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                1,858,909
       25,200   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         587,781
      501,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<          2,176,294
       26,800   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  721,890
       94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                955,618
      177,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             896,720
      237,200   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        3,124,434
      264,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        1,816,854
        4,000   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                    84,671
       94,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,094,843
       61,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  707,424
      234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                1,420,245
       87,000   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 4,337,781

                                                                                                                         80,060,125
                                                                                                                      -------------
NETHERLANDS: 3.28%
      312,700   AEGON NV (INSURANCE CARRIERS)                                                                             4,601,070
      137,300   ING GROEP NV (FINANCIAL SERVICES)                                                                         5,141,624
       91,700   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               1,549,060
       47,800   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,649,655

                                                                                                                         12,941,409
                                                                                                                      -------------
NORWAY: 1.39%
      170,500   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                      2,159,563
       50,000   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                       758,982
       63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                      926,708
       54,835   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                1,643,212

                                                                                                                          5,488,465
                                                                                                                      -------------
SINGAPORE: 1.07%
      606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                           934,113
      787,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                                     1,858,222
      126,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      1,428,021

                                                                                                                          4,220,356
                                                                                                                      -------------
SPAIN: 4.01%
       75,800   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                            1,669,393
      327,000   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              6,515,117
      152,400   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                      5,259,570
       82,400   TELEFONICA SA (COMMUNICATIONS)                                                                            2,367,629

                                                                                                                         15,811,709
                                                                                                                      -------------
SWEDEN: 3.16%
       87,600   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)<<                                                                                              1,437,431
      270,600   NORDEA AB (DEPOSITORY INSTITUTIONS)<<                                                                     4,385,634
       70,500   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                2,052,644

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 157


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SWEDEN (continued)
       22,200   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                 $     622,079
      262,000   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)<<                                                             3,968,461

                                                                                                                         12,466,249
                                                                                                                      -------------
SWITZERLAND: 6.07%
       37,700   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                  3,746,843
       26,300   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)<<                                                 959,205
      112,200   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  5,711,117
        3,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                              1,832,117
       43,700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 2,239,785
        3,700   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,415,769
        9,000   SWISSCOM AG (COMMUNICATIONS)                                                                              3,083,526
       27,200   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                        790,446
        2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              521,599
        7,800   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                  1,722,425
        6,000   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)<<                                                       1,889,538

                                                                                                                         23,912,370
                                                                                                                      -------------
UNITED KINGDOM: 20.27%
      175,800   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        1,809,044
      149,000   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                             5,571,199
      114,500   AVIVA PLC (INSURANCE CARRIERS)                                                                            1,403,214
      539,900   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    4,853,925
       89,600   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                                                   735,301
      637,900   BP PLC (OIL & GAS EXTRACTION)                                                                             6,481,926
      257,000   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 952,523
      332,100   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                          1,596,666
    1,016,100   BT GROUP PLC (COMMUNICATIONS)                                                                             4,381,045
      181,087   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                        1,933,531
      390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                    1,211,324
    1,057,400   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        1,332,584
      414,000   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                        2,499,841
       85,100   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,800,397
      131,200   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                                 1,471,173
      298,900   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                        3,321,968
      234,300   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               3,859,508
      172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                 372,513
      593,200   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            5,309,568
      237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                434,090
    1,123,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       2,463,207
      315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                           701,966
      962,500   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                             2,458,447
      255,100   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                1,707,434
      264,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                      8,886,104
      319,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 3,428,384
      212,947   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         792,417
    2,709,400   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       8,114,160

                                                                                                                         79,883,459
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $373,640,790)                                                                                 378,396,140
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 7.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.41%
   29,204,017   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         29,204,017
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,204,017)                                                               29,204,017
                                                                                                                      -------------

158 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 2.29%
    9,021,416   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $   9,021,416
                                                                                                                      -------------

                                                                                                                          9,021,416
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,021,416)

TOTAL INVESTMENTS IN SECURITIES
(COST $411,866,223)*                                                      105.68%                                     $ 416,621,573

OTHER ASSETS AND LIABILITIES, NET                                          (5.68)                                       (22,396,587)
                                                                          ------                                      -------------

TOTAL NET ASSETS                                                          100.00%                                     $ 394,224,986
                                                                          ------                                      -------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $9,021,416.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 159


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 97.01%

APPAREL & ACCESSORY STORES: 1.30%
       96,090   GAP INCORPORATED                                                                                      $   1,891,050
                                                                                                                      -------------
BIOPHARMACEUTICALS: 3.80%
       22,150   GENENTECH INCORPORATED+                                                                                   1,798,137
       25,100   GENZYME CORPORATION+                                                                                      1,870,954
       36,310   GILEAD SCIENCES INCORPORATED+                                                                             1,871,054

                                                                                                                          5,540,145
                                                                                                                      -------------
BUSINESS SERVICES: 12.91%
       49,520   ADOBE SYSTEMS INCORPORATED+                                                                               1,762,417
       56,860   BMC SOFTWARE INCORPORATED+<<                                                                              1,849,087
       71,840   CA INCORPORATED                                                                                           1,616,400
       62,540   JUNIPER NETWORKS INCORPORATED+                                                                            1,563,500
        7,200   MASTERCARD INCORPORATED CLASS A<<                                                                         1,605,528
      132,580   MICROSOFT CORPORATION                                                                                     3,762,620
       34,300   OMNICOM GROUP INCORPORATED                                                                                1,515,374
       94,600   ORACLE CORPORATION+                                                                                       1,850,376
      104,670   SUN MICROSYSTEMS INCORPORATED+                                                                            1,625,525
       99,620   SYMANTEC CORPORATION+                                                                                     1,655,684

                                                                                                                         18,806,511
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 5.03%
       50,230   CELANESE CORPORATION CLASS A                                                                              1,961,482
       35,470   ELI LILLY & COMPANY                                                                                       1,829,897
       43,220   FOREST LABORATORIES INCORPORATED+                                                                         1,729,232
       16,290   MONSANTO COMPANY                                                                                          1,816,335

                                                                                                                          7,336,946
                                                                                                                      -------------
COMMUNICATIONS: 2.38%
       43,500   AMERICAN TOWER CORPORATION CLASS A+                                                                       1,705,635
       71,270   DIRECTV GROUP INCORPORATED+                                                                               1,766,783

                                                                                                                          3,472,418
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 1.47%
       27,080   STATE STREET CORPORATION                                                                                  2,139,320
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.32%
       18,160   CONSTELLATION ENERGY GROUP INCORPORATED                                                                   1,602,983
      106,620   EL PASO CORPORATION                                                                                       1,774,157

                                                                                                                          3,377,140
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.75%
       41,160   EMERSON ELECTRIC COMPANY                                                                                  2,118,094
       22,550   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   1,598,795
       73,700   XILINX INCORPORATED                                                                                       1,750,375

                                                                                                                          5,467,264
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.48%
       55,940   ACCENTURE LIMITED CLASS A                                                                                 1,967,410
       22,380   JACOBS ENGINEERING GROUP INCORPORATED+                                                                    1,646,944

                                                                                                                          3,614,354
                                                                                                                      -------------

160 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS: 3.80%
       42,120   ARCHER DANIELS MIDLAND COMPANY                                                                        $   1,733,659
       19,210   BUNGE LIMITED<<                                                                                           1,668,965
       35,100   THE COCA-COLA COMPANY                                                                                     2,136,537

                                                                                                                          5,539,161
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 1.21%
       53,180   TJX COMPANIES INCORPORATED                                                                                1,758,663
                                                                                                                      -------------
HEALTH SERVICES: 1.13%
       22,370   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             1,648,222
                                                                                                                      -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.42%
       37,760   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     2,070,003
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 15.34%
       29,970   AGCO CORPORATION+                                                                                         1,794,604
       17,860   APPLE INCORPORATED+                                                                                       2,562,910
       24,600   DEERE & COMPANY                                                                                           1,978,824
       36,350   GAMESTOP CORPORATION CLASS A+                                                                             1,879,659
       53,700   HEWLETT-PACKARD COMPANY                                                                                   2,451,942
       22,790   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               2,624,041
       42,210   MANITOWOC COMPANY INCORPORATED                                                                            1,722,168
       28,230   NATIONAL OILWELL VARCO INCORPORATED+                                                                      1,648,067
       27,750   PARKER HANNIFIN CORPORATION                                                                               1,922,243
       85,880   SEAGATE TECHNOLOGY                                                                                        1,798,327
       18,780   SPX CORPORATION                                                                                           1,970,022

                                                                                                                         22,352,807
                                                                                                                      -------------
INSURANCE CARRIERS: 3.36%
       26,260   ASSURANT INCORPORATED                                                                                     1,598,184
       30,600   CHUBB CORPORATION                                                                                         1,514,088
       29,650   METLIFE INCORPORATED                                                                                      1,786,709

                                                                                                                          4,898,981
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.28%
       20,790   BECTON DICKINSON & COMPANY                                                                                1,784,822
       18,570   C.R. BARD INCORPORATED<<                                                                                  1,790,148
       33,910   RAYTHEON COMPANY                                                                                          2,190,925
       33,980   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    1,931,423

                                                                                                                          7,697,318
                                                                                                                      -------------
MEDICAL EQUIPMENT & SUPPLIES: 1.23%
       41,430   ST. JUDE MEDICAL INCORPORATED+                                                                            1,789,362
                                                                                                                      -------------
MEDICAL PRODUCTS: 1.43%
       36,010   BAXTER INTERNATIONAL INCORPORATED                                                                         2,082,098
                                                                                                                      -------------
MOTION PICTURES: 1.15%
       53,400   WALT DISNEY COMPANY                                                                                       1,675,692
                                                                                                                      -------------
OIL & GAS EXTRACTION: 6.18%
       16,320   APACHE CORPORATION                                                                                        1,971,782
       18,480   DEVON ENERGY CORPORATION                                                                                  1,928,018
       25,500   OCCIDENTAL PETROLEUM CORPORATION                                                                          1,865,835
       53,260   SOUTHWESTERN ENERGY COMPANY+                                                                              1,794,329
       10,679   TRANSOCEAN INCORPORATED+                                                                                  1,443,801

                                                                                                                          9,003,765
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 161


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 1.32%
       22,700   EXXON MOBIL CORPORATION                                                                               $   1,919,966
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 1.24%
       26,770   NUCOR CORPORATION                                                                                         1,813,400
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.25%
       46,030   VIACOM INCORPORATED CLASS B+                                                                              1,823,709
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.08%
        3,342   CME GROUP INCORPORATED                                                                                    1,567,732
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.69%
       83,520   CORNING INCORPORATED                                                                                      2,007,821
       33,920   OWENS-ILLINOIS INCORPORATED+                                                                              1,914,106

                                                                                                                          3,921,927
                                                                                                                      -------------
TOBACCO PRODUCTS: 2.46%
       24,420   ALTRIA GROUP INCORPORATED                                                                                   542,124
       24,960   LOEWS CORPORATION - CAROLINA GROUP                                                                        1,810,848
       24,420   PHILIP MORRIS INTERNATIONAL+                                                                              1,235,896

                                                                                                                          3,588,868
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 8.49%
       22,980   BOEING COMPANY                                                                                            1,709,023
       23,250   GENERAL DYNAMICS CORPORATION                                                                              1,938,353
       27,140   GOODRICH CORPORATION                                                                                      1,560,821
       32,300   HONEYWELL INTERNATIONAL INCORPORATED                                                                      1,822,366
       17,550   LOCKHEED MARTIN CORPORATION                                                                               1,742,715
       24,440   NORTHROP GRUMMAN CORPORATION                                                                              1,901,676
       30,600   TEXTRON INCORPORATED                                                                                      1,695,852

                                                                                                                         12,370,806
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.51%
       32,380   NIKE INCORPORATED CLASS B                                                                                 2,201,840
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $134,374,992)                                                                                 141,369,468
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 4.99%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.20%
       21,103   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  21,103
       89,619   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     89,619
       80,657   DREYFUS CASH MANAGEMENT FUND                                                                                 80,657
       98,581   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       98,581

                                                                                                                            289,960
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 4.79%
$     188,200   AMSTEL FUNDING CORPORATION                                                 2.85%        04/16/2008          187,976
       33,159   APRECO LLC                                                                 2.70         04/17/2008           33,119
       35,848   APRECO LLC                                                                 3.10         04/07/2008           35,829
      216,878   ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80         04/21/2008          216,540
       13,981   ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00         04/18/2008           13,961
       44,809   BANCO SANTANDER TOTTA LOAN+/-++                                            2.83         10/15/2008           44,765
      293,054   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $293,079)                                                  3.10         04/01/2008          293,054
       44,809   BANK OF IRELAND+/-++                                                       3.06         10/14/2008           44,796

162 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       8,962   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $8,963)                                                    2.50%        04/01/2008    $       8,962
       35,848   BNP PARIBAS+/-                                                             3.13         08/07/2008           35,818
      112,920   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $112,930)                                                            3.04         04/01/2008          112,920
      198,058   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $198,075)                                                            3.08         04/01/2008          198,058
       94,996   BRYANT BANK FUNDING                                                        2.98         04/09/2008           94,933
       26,886   CAFCO LLC                                                                  2.70         04/18/2008           26,851
       73,846   CAFCO LLC                                                                  3.08         04/07/2008           73,808
      183,719   CHARIOT FUNDING LLC                                                        2.97         04/14/2008          183,522
      134,428   CHARTA LLC                                                                 3.08         04/09/2008          134,336
      116,504   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12         02/25/2008          104,854
       89,619   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18         05/19/2008           80,657
      179,238   CIESCO LLC                                                                 3.08         04/08/2008          179,130
      181,030   CLIPPER RECEIVABLES CORPORATION                                            3.32         04/01/2008          181,030
      287,676   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $287,701)                                   3.10         04/01/2008          287,676
      134,428   CULLINAN FINANCE CORPORATION+/-++                                          3.08         08/04/2008          134,025
       52,875   EBBETS FUNDING LLC                                                         3.65         04/01/2008           52,875
       91,411   ERASMUS CAPITAL CORPORATION                                                3.00         04/17/2008           91,289
       71,695   ERASMUS CAPITAL CORPORATION                                                3.09         04/10/2008           71,640
       89,619   EUREKA SECURITIZATION INCORPORATED                                         2.90         04/15/2008           89,518
       34,951   FAIRWAY FINANCE CORPORATION                                                2.80         04/15/2008           34,913
       44,809   FAIRWAY FINANCE CORPORATION                                                2.90         04/07/2008           44,788
      179,238   FIVE FINANCE INCORPORATED+/-++                                             4.50         07/09/2008          178,435
      145,003   GALLEON CAPITAL LLC                                                        2.88         04/16/2008          144,829
       71,695   GALLEON CAPITAL LLC                                                        3.10         04/18/2008           71,590
       93,204   GEMINI SECURITIZATION INCORPORATED                                         2.85         04/23/2008           93,041
      125,466   GEMINI SECURITIZATION INCORPORATED                                         3.32         04/02/2008          125,455
      131,740   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $131,751)                                                  3.00         04/01/2008          131,740
      368,333   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $368,365)                              3.15         04/01/2008          368,333
       17,924   HARRIER FINANCE FUNDING LLC+/-                                             2.62         04/25/2008           17,924
      116,504   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90         10/16/2008          116,504
       44,809   INTESA BANK (IRELAND) PLC+/-++                                             2.61         10/24/2008           44,768
      108,439   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $108,448)                                                            3.10         04/01/2008          108,439
       77,072   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $77,079)                                    3.04         04/01/2008           77,072
       17,924   KESTREL FUNDING US LLC+/-                                                  2.62         04/25/2008           17,924
       62,733   LIBERTY STREET FUNDING CORPORATION                                         3.00         04/07/2008           62,702
       89,619   LINKS FINANCE LLC+/-++                                                     3.09         08/15/2008           89,016
      134,428   MONT BLANC CAPITAL CORPORATION                                             2.86         04/24/2008          134,183
        1,434   MONT BLANC CAPITAL CORPORATION                                             3.20         04/09/2008            1,433
       86,034   MONT BLANC CAPITAL CORPORATION                                             3.25         04/04/2008           86,011
        8,290   MORGAN STANLEY+/-                                                          2.94         10/15/2008            8,286
      135,324   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $135.336)                                                  3.08         04/01/2008          135,324
       76,757   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $76,762)                                                   2.50         04/01/2008           76,757
       89,619   NORTHERN ROCK PLC+/-++                                                     3.14         10/03/2008           89,049
      125,466   OLD LINE FUNDING CORPORATION                                               2.79         04/22/2008          125,262
       81,367   OLD LINE FUNDING CORPORATION                                               3.04         04/04/2008           81,346
       25,989   PICAROS FUNDING LLC                                                        2.60         04/11/2008           25,971
       89,619   RANGER FUNDING CORPORATION                                                 2.71         04/18/2008           89,504
       53,771   SCALDIS CAPITAL LIMITED                                                    2.82         04/17/2008           53,704
       64,526   SEDNA FINANCE INCORPORATED+/-++                                            3.03         04/10/2008           64,505
       53,771   SHEFFIELD RECEIVABLES CORPORATION                                          3.25         04/02/2008           53,766
       35,848   SLM CORPORATION+/-++                                                       2.94         05/12/2008           35,783

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 163


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      55,564   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27%        04/03/2008    $      49,541
       89,619   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47         02/15/2008           79,904
       10,754   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/03/2008           10,753
       89,619   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/15/2008           89,520
      112,920   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10         04/15/2008          112,784
       53,771   THUNDER BAY FUNDING INCORPORATED                                           2.75         04/15/2008           53,714
       30,033   THUNDER BAY FUNDING INCORPORATED                                           2.80         04/04/2008           30,026
       89,619   TULIP FUNDING CORPORATION                                                  2.88         04/21/2008           89,475
       44,809   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84         10/14/2008           44,780
       44,809   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09         10/08/2008           44,784
       26,886   VARIABLE FUNDING CAPITAL CORPORATION                                       3.02         04/04/2008           26,879
       89,619   VERSAILLES CDS LLC                                                         3.00         04/11/2008           89,544
       44,809   VERSAILLES CDS LLC                                                         3.45         04/08/2008           44,779
       77,072   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44         07/28/2008           68,718
       44,809   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47         08/07/2008           39,952
       89,619   WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41         02/22/2008           85,138
      215,085   YORKTOWN CAPITAL LLC                                                       2.72         04/03/2008          215,052

                                                                                                                          6,975,642
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,370,781)                                                                 7,265,602
                                                                                                                      -------------

       SHARES
SHORT-TERM INVESTMENTS: 3.49%
    5,093,290   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              5,093,290
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,093,290)                                                                            5,093,290
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $146,839,063)*                           105.49%                                                                $ 153,728,360

OTHER ASSETS AND LIABILITIES, NET               (5.49)                                                                   (8,005,552)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 145,722,808
                                               ------                                                                 -------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,093,290.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

164 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.11%

APPAREL & ACCESSORY STORES: 1.46%
      675,800   KOHL'S CORPORATION+<<                                                                                 $  28,985,062
                                                                                                                      -------------

BIOPHARMACEUTICALS: 5.80%
      899,600   GENENTECH INCORPORATED+<<                                                                                73,029,528
      566,240   GENZYME CORPORATION+                                                                                     42,207,530

                                                                                                                        115,237,058
                                                                                                                      -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.31%
    1,137,700   FASTENAL COMPANY<<                                                                                       52,254,561
    2,322,000   LOWE'S COMPANIES INCORPORATED<<                                                                          53,266,680

                                                                                                                        105,521,241
                                                                                                                      -------------
BUSINESS SERVICES: 17.66%
      707,700   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   29,999,403
    2,987,370   EBAY INCORPORATED+                                                                                       89,143,121
      209,400   GOOGLE INCORPORATED CLASS A+                                                                             92,234,418
    4,906,498   MICROSOFT CORPORATION<<                                                                                 139,246,413

                                                                                                                        350,623,355
                                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS: 1.90%
      903,800   AMGEN INCORPORATED+                                                                                      37,760,764
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS: 1.12%
    1,042,800   WESTERN UNION COMPANY                                                                                    22,180,356
                                                                                                                      -------------

E-COMMERCE/SERVICES: 1.34%
      374,500   AMAZON.COM INCORPORATED+<<                                                                               26,701,850
                                                                                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.56%
    4,604,343   CISCO SYSTEMS INCORPORATED+                                                                             110,918,623
    1,072,200   LINEAR TECHNOLOGY CORPORATION<<                                                                          32,905,818
    3,690,500   NOKIA OYJ ADR                                                                                           117,468,615
    1,683,300   TEXAS INSTRUMENTS INCORPORATED                                                                           47,586,891

                                                                                                                        308,879,947
                                                                                                                      -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.11%
    2,380,500   PAYCHEX INCORPORATED<<                                                                                   81,555,930
                                                                                                                      -------------

GENERAL MERCHANDISE STORES: 6.14%
    1,692,460   TARGET CORPORATION<<                                                                                     85,773,873
      686,200   WAL-MART STORES INCORPORATED<<                                                                           36,149,016

                                                                                                                        121,922,889
                                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.97%
    1,560,500   EMC CORPORATION                                                                                          22,377,570
    2,663,570   INTEL CORPORATION                                                                                        56,414,413

                                                                                                                         78,791,983
                                                                                                                      -------------

INSURANCE CARRIERS: 2.51%
    1,153,266   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                49,878,755
                                                                                                                      -------------

MEDICAL EQUIPMENT & SUPPLIES: 5.77%
    2,369,410   MEDTRONIC INCORPORATED                                                                                  114,608,362
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 165


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
PERSONAL SERVICES: 0.98%
      682,850   CINTAS CORPORATION                                                                                    $  19,488,539
                                                                                                                      -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.81%
    5,467,537   CHARLES SCHWAB CORPORATION                                                                              102,953,722
       52,000   CME GROUP INCORPORATED                                                                                   24,393,200
      626,600   FRANKLIN RESOURCES INCORPORATED                                                                          60,773,934
      965,990   GOLDMAN SACHS GROUP INCORPORATED                                                                        159,765,086
      426,700   LEGG MASON INCORPORATED<<                                                                                23,886,666
      827,300   T. ROWE PRICE GROUP INCORPORATED<<                                                                       41,365,000

                                                                                                                        413,137,608
                                                                                                                      -------------

TRANSPORTATION SERVICES: 3.67%
      738,800   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                     40,190,720
      725,700   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                    32,787,124

                                                                                                                         72,977,844
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $1,734,699,725)                                                                             1,948,251,543
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 11.94%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.48%
      688,609   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 688,609
    2,924,355   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  2,924,355
    2,631,919   DREYFUS CASH MANAGEMENT FUND                                                                              2,631,919
    3,216,790   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    3,216,790

                                                                                                                          9,461,673
                                                                                                                      -------------
    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 11.46%
$   6,141,145   AMSTEL FUNDING CORPORATION                                                 2.85%        04/16/2008        6,133,853
    1,082,011   APRECO LLC                                                                 2.70         04/17/2008        1,080,713
    1,169,742   APRECO LLC                                                                 3.10         04/07/2008        1,169,138
    7,076,939   ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80         04/21/2008        7,065,930
      456,199   ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00         04/18/2008          455,553
    1,462,177   BANCO SANTANDER TOTTA LOAN+/-++                                            2.83         10/15/2008        1,460,717
    9,562,641   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $9,563,464)                                                3.10         04/01/2008        9,562,641
    1,462,177   BANK OF IRELAND+/-++                                                       3.06         10/14/2008        1,461,732
      292,436   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $292,456)                                                            2.50         04/01/2008          292,436
    1,169,742   BNP PARIBAS+/-                                                             3.13         08/07/2008        1,168,790
    3,684,687   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $3,684,998)                                                          3.04         04/01/2008        3,684,687
    6,462,824   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $6,463,377)                                                          3.08         04/01/2008        6,462,824
    3,099,816   BRYANT BANK FUNDING                                                        2.98         04/09/2008        3,097,763
      877,306   CAFCO LLC                                                                  2.70         04/18/2008          876,188
    2,409,668   CAFCO LLC                                                                  3.08         04/07/2008        2,408,432
    5,994,928   CHARIOT FUNDING LLC                                                        2.97         04/14/2008        5,988,498
    4,386,532   CHARTA LLC                                                                 3.08         04/09/2008        4,383,530
    3,801,661   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12         02/25/2008        3,421,495
    2,924,355   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18         05/19/2008        2,631,919
    5,848,710   CIESCO LLC                                                                 3.08         04/08/2008        5,845,207
    5,907,197   CLIPPER RECEIVABLES CORPORATION                                            3.32         04/01/2008        5,907,197
    9,387,179   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $9,387,987)                                 3.10         04/01/2008        9,387,179
    4,386,532   CULLINAN FINANCE CORPORATION+/-++                                          3.08         08/04/2008        4,373,377
    1,725,369   EBBETS FUNDING LLC                                                         3.65         04/01/2008        1,725,369

166 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,982,842   ERASMUS CAPITAL CORPORATION                                                3.00%        04/17/2008    $   2,978,865
    2,339,484   ERASMUS CAPITAL CORPORATION                                                3.09         04/10/2008        2,337,677
    2,924,355   EUREKA SECURITIZATION INCORPORATED                                         2.90         04/15/2008        2,921,057
    1,140,498   FAIRWAY FINANCE CORPORATION                                                2.80         04/15/2008        1,139,257
    1,462,177   FAIRWAY FINANCE CORPORATION                                                2.90         04/07/2008        1,461,471
    5,848,710   FIVE FINANCE INCORPORATED+/-++                                             4.50         07/09/2008        5,822,531
    4,731,606   GALLEON CAPITAL LLC                                                        2.88         04/16/2008        4,725,928
    2,339,484   GALLEON CAPITAL LLC                                                        3.10         04/18/2008        2,336,059
    3,041,329   GEMINI SECURITIZATION INCORPORATED                                         2.85         04/23/2008        3,036,032
    4,094,097   GEMINI SECURITIZATION INCORPORATED                                         3.32         04/02/2008        4,093,719
    4,298,802   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $4,299,160)                                                3.00         04/01/2008        4,298,802
   12,019,099   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $12,020,151)                           3.15         04/01/2008       12,019,099
      584,871   HARRIER FINANCE FUNDING LLC+/-                                             2.62         04/25/2008          584,871
    3,801,661   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90         10/16/2008        3,801,661
    1,462,177   INTESA BANK (IRELAND) PLC+/-++                                             2.61         10/24/2008        1,460,829
    3,538,470   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $3,538,775)                                                          3.10         04/01/2008        3,538,470
    2,514,945   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,515,157)                                 3.04         04/01/2008        2,514,945
      584,871   KESTREL FUNDING US LLC+/-                                                  2.62         04/25/2008          584,871
    2,047,048   LIBERTY STREET FUNDING CORPORATION                                         3.00         04/07/2008        2,046,025
    2,924,355   LINKS FINANCE LLC+/-++                                                     3.09         08/15/2008        2,904,697
    4,386,532   MONT BLANC CAPITAL CORPORATION                                             2.86         04/24/2008        4,378,545
       46,790   MONT BLANC CAPITAL CORPORATION                                             3.20         04/09/2008           46,756
    2,807,381   MONT BLANC CAPITAL CORPORATION                                             3.25         04/04/2008        2,806,620
      270,503   MORGAN STANLEY+/-                                                          2.94         10/15/2008          270,366
    2,504,659   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $2,504,833)                                                          2.50         04/01/2008        2,504,659
    4,415,776   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $4,416,154)                                                          3.08         04/01/2008        4,415,776
    2,924,355   NORTHERN ROCK PLC+/-++                                                     3.14         10/03/2008        2,905,762
    4,094,097   OLD LINE FUNDING CORPORATION                                               2.79         04/22/2008        4,087,434
    2,655,080   OLD LINE FUNDING CORPORATION                                               3.04         04/04/2008        2,654,408
      848,063   PICAROS FUNDING LLC                                                        2.60         04/11/2008          847,450
    2,924,355   RANGER FUNDING CORPORATION                                                 2.71         04/18/2008        2,920,613
    1,754,613   SCALDIS CAPITAL LIMITED                                                    2.82         04/17/2008        1,752,414
    2,105,536   SEDNA FINANCE INCORPORATED+/-++                                            3.03         04/10/2008        2,104,876
    1,754,613   SHEFFIELD RECEIVABLES CORPORATION                                          3.25         04/02/2008        1,754,455
    1,169,742   SLM CORPORATION+/-++                                                       2.94         05/12/2008        1,167,633
    1,813,100   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27         04/03/2008        1,616,560
    2,924,355   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47         02/15/2008        2,607,355
      350,923   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/03/2008          350,867
    2,924,355   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/15/2008        2,921,114
    3,684,687   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10         04/15/2008        3,680,245
    1,754,613   THUNDER BAY FUNDING INCORPORATED                                           2.75         04/15/2008        1,752,737
      980,010   THUNDER BAY FUNDING INCORPORATED                                           2.80         04/04/2008          979,781
    2,924,355   TULIP FUNDING CORPORATION                                                  2.88         04/21/2008        2,919,676
    1,462,177   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84         10/14/2008        1,461,205
    1,462,177   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09         10/08/2008        1,461,347
      877,306   VARIABLE FUNDING CAPITAL CORPORATION                                       3.02         04/04/2008          877,086
    2,924,355   VERSAILLES CDS LLC                                                         3.00         04/11/2008        2,921,918
    1,462,177   VERSAILLES CDS LLC                                                         3.45         04/08/2008        1,461,197
    2,514,945   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44         07/28/2008        2,242,325

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 167


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,462,177   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47%        08/07/2008  $     1,303,677
    2,924,355   WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41         02/22/2008        2,778,137
    7,018,452   YORKTOWN CAPITAL LLC                                                       2.72         04/03/2008        7,017,393
                                                                                                                        227,622,421
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $239,520,774)                                                             237,084,094
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 0.82%
   16,208,568   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             16,208,568

TOTAL SHORT-TERM INVESTMENTS (COST $16,208,568)                                                                          16,208,568
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,990,429,067)*                                  110.87%                                                     $ 2,201,544,205

OTHER ASSETS AND LIABILITIES, NET                       (10.87)                                                        (215,876,062)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 1,985,668,143
                                                        ------                                                      ---------------

----------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $16,208,568.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

168 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.32%

AMUSEMENT & RECREATION SERVICES: 0.33%
       14,943   MULTIMEDIA GAMES INCORPORATED<<+                                                                      $      79,796
       26,831   WMS INDUSTRIES INCORPORATED<<+                                                                              965,111

                                                                                                                          1,044,907
                                                                                                                      -------------
APPAREL & ACCESSORY STORES: 0.98%
       16,138   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       279,833
       15,226   CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                              373,951
       22,994   CHRISTOPHER & BANKS CORPORATION<<                                                                           229,710
       29,195   DRESS BARN INCORPORATED<<+                                                                                  377,783
       31,216   FINISH LINE INCORPORATED CLASS A<<                                                                          148,588
       28,172   HOT TOPIC INCORPORATED<<+                                                                                   121,421
       11,750   JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                      240,875
       26,763   STAGE STORES INCORPORATED                                                                                   433,561
       20,178   THE CATO CORPORATION CLASS A                                                                                301,459
       15,964   TWEEN BRANDS INCORPORATED<<+                                                                                394,949
       11,622   ZUMIEZ INCORPORATED<<+                                                                                      182,349

                                                                                                                          3,084,479
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.75%
       18,525   GYMBOREE CORPORATION<<+                                                                                     738,777
       12,191   MAIDENFORM BRANDS INCORPORATED+                                                                             198,348
       80,711   QUIKSILVER INCORPORATED<<+                                                                                  791,775
       21,046   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       425,340
        9,443   VOLCOM INCORPORATED+                                                                                        190,843

                                                                                                                          2,345,083
                                                                                                                      -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.21%
       10,327   LITHIA MOTORS INCORPORATED CLASS A<<                                                                        104,922
       11,869   MARINEMAX INCORPORATED<<+                                                                                   147,888
       19,018   SONIC AUTOMOTIVE INCORPORATED                                                                               390,820

                                                                                                                            643,630
                                                                                                                      -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.30%
        9,247   MIDAS INCORPORATED<<+                                                                                       158,956
       25,377   WRIGHT EXPRESS CORPORATION<<+                                                                               779,835

                                                                                                                            938,791
                                                                                                                      -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
        7,965   M/I HOMES INCORPORATED                                                                                      135,246
       41,972   STANDARD-PACIFIC CORPORATION<<+                                                                             203,984

                                                                                                                            339,230
                                                                                                                      -------------
BUSINESS SERVICES: 9.07%
       34,651   AARON RENTS INCORPORATED                                                                                    746,383
       28,551   ABM INDUSTRIES INCORPORATED                                                                                 640,684
       14,749   ADMINISTAFF INCORPORATED                                                                                    348,224
       36,782   ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                             379,590
       19,460   AMN HEALTHCARE SERVICES INCORPORATED+                                                                       300,073
       10,250   ANSOFT CORPORATION+                                                                                         312,830
       50,633   ANSYS INCORPORATED<<+                                                                                     1,747,851
       18,300   ARBITRON INCORPORATED<<                                                                                     789,828
        8,540   BANKRATE INCORPORATED<<+                                                                                    426,061
       29,116   BLACKBAUD INCORPORATED                                                                                      706,936

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 169


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (continued)
       24,691   BLUE COAT SYSTEMS INCORPORATED<<+                                                                     $     544,190
       35,111   BRADY CORPORATION CLASS A                                                                                 1,173,761
       16,993   BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                              731,379
       19,444   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                    885,674
       17,222   CAPTARIS INCORPORATED+                                                                                       76,121
       34,573   CIBER INCORPORATED+                                                                                         169,408
       28,035   COGNEX CORPORATION                                                                                          612,004
       28,471   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                         884,025
       44,486   CYBERSOURCE CORPORATION<<+                                                                                  649,940
       19,254   DEALERTRACK HOLDINGS INCORPORATED<<+                                                                        389,316
       37,744   EPICOR SOFTWARE CORPORATION<<+                                                                              422,733
       27,433   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                   1,477,816
       15,298   GERBER SCIENTIFIC INCORPORATED+                                                                             135,999
       15,056   GEVITY HR INCORPORATED                                                                                      130,385
       27,741   HEALTHCARE SERVICES GROUP<<                                                                                 572,569
       11,167   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                             363,263
       14,235   HMS HOLDINGS CORPORATION<<+                                                                                 406,409
       56,888   INFORMATICA CORPORATION<<+                                                                                  970,509
       22,210   INFOSPACE INCORPORATED+                                                                                     256,970
       17,155   JDA SOFTWARE GROUP INCORPORATED+                                                                            313,079
       11,978   LOJACK CORPORATION+                                                                                         151,402
       15,829   MANHATTAN ASSOCIATES INCORPORATED<<+                                                                        362,959
       18,880   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED<<+                                                                124,042
       22,289   OMNICELL INCORPORATED+                                                                                      448,009
       22,897   ON ASSIGNMENT INCORPORATED+                                                                                 145,396
       14,187   PCTEL INCORPORATED+                                                                                          96,472
       20,624   PERFICIENT INCORPORATED+                                                                                    163,755
       27,336   PHASE FORWARD INCORPORATED+                                                                                 466,899
       17,710   PHOENIX TECHNOLOGIES LIMITED+                                                                               277,339
        9,800   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                               420,322
       27,195   PROGRESS SOFTWARE CORPORATION+                                                                              813,674
       11,331   QUALITY SYSTEMS INCORPORATED<<                                                                              338,457
       17,394   RADIANT SYSTEMS INCORPORATED+                                                                               242,994
       14,509   RADISYS CORPORATION+                                                                                        146,396
       37,038   SECURE COMPUTING CORPORATION+                                                                               238,895
        8,458   SI INTERNATIONAL INCORPORATED+                                                                              162,309
       19,532   SMITH MICRO SOFTWARE INCORPORATED<<+                                                                        119,536
       36,111   SPHERION CORPORATION+                                                                                       220,999
       11,481   SPSS INCORPORATED<<+                                                                                        445,233
        7,333   STARTEK INCORPORATED+                                                                                        67,537
       13,580   STRATASYS INCORPORATED<<+                                                                                   241,724
       21,116   SYKES ENTERPRISES INCORPORATED+                                                                             371,430
       10,912   SYNNEX CORPORATION+                                                                                         231,553
       49,681   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                               1,267,859
       17,947   THE KNOT INCORPORATED<<+                                                                                    210,877
       42,989   THQ INCORPORATED+                                                                                           937,160
       18,550   TRADESTATION GROUP INCORPORATED<<+                                                                          158,046
       28,342   TRUEBLUE INCORPORATED<<+                                                                                    380,916
       43,882   UNITED ONLINE INCORPORATED                                                                                  463,394
       13,286   VIAD CORPORATION                                                                                            478,429
        8,667   VOLT INFORMATION SCIENCE INCORPORATED+                                                                      146,992
       29,366   WEBSENSE INCORPORATED<<+                                                                                    550,613

                                                                                                                         28,455,628
                                                                                                                      -------------

170 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
CASINO & GAMING: 0.16%
       38,740   PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                $     495,872
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 4.18%
       28,544   ALPHARMA INCORPORATED CLASS A<<+                                                                            748,138
       16,052   ARCH CHEMICALS INCORPORATED                                                                                 598,098
       22,319   ARQULE INCORPORATED<<+                                                                                       95,525
       18,753   CAMBREX CORPORATION+                                                                                        129,958
       12,384   CHATTEM INCORPORATED<<+                                                                                     821,555
       36,337   CUBIST PHARMACEUTICALS INCORPORATED<<+                                                                      669,328
       22,229   GEORGIA GULF CORPORATION<<                                                                                  154,047
       37,169   HB FULLER COMPANY                                                                                           758,619
       39,397   IDEXX LABORATORIES INCORPORATED+                                                                          1,940,696
       45,225   IMMUCOR INCORPORATED+                                                                                       965,102
       10,090   MANNATECH INCORPORATED<<                                                                                     71,942
       21,241   MARTEK BIOSCIENCES CORPORATION<<+                                                                           649,337
        8,883   NEWMARKET CORPORATION                                                                                       670,222
       15,869   NOVEN PHARMACEUTICALS INCORPORATED+                                                                         142,504
       19,434   OM GROUP INCORPORATED<<+                                                                                  1,059,930
       27,546   OMNOVA SOLUTIONS INCORPORATED+                                                                              109,909
       36,370   PAREXEL INTERNATIONAL CORPORATION<<+                                                                        949,257
        7,251   PENFORD CORPORATION                                                                                         157,564
       19,621   PHARMERICA CORPORATION<<+                                                                                   325,120
       60,212   POLYONE CORPORATION+                                                                                        383,550
        6,610   QUAKER CHEMICAL CORPORATION                                                                                 206,827
       30,759   SALIX PHARMACEUTICALS LIMITED<<+                                                                            193,167
       23,456   SCIELE PHARMA INCORPORATED<<+                                                                               457,392
        9,921   SURMODICS INCORPORATED<<+                                                                                   415,491
       26,782   TRONOX INCORPORATED CLASS B                                                                                 104,450
        5,423   USANA HEALTH SCIENCES INCORPORATED<<+                                                                       119,469
       13,824   ZEP INCORPORATED                                                                                            224,225

                                                                                                                         13,121,422
                                                                                                                      -------------
COAL MINING: 1.24%
       52,026   MASSEY ENERGY COMPANY                                                                                     1,898,949
       17,174   PATRIOT COAL CORPORATION+                                                                                   806,663
       26,909   PENN VIRGINIA CORPORATION<<                                                                               1,186,418

                                                                                                                          3,892,030
                                                                                                                      -------------
COMMUNICATIONS: 1.25%
       19,520   ANIXTER INTERNATIONAL INCORPORATED<<+                                                                     1,250,061
       11,817   AUDIOVOX CORPORATION CLASS A+                                                                               126,206
       33,226   BRIGHTPOINT INCORPORATED+                                                                                   277,771
       57,680   FAIRPOINT COMMUNICATIONS INCORPORATED                                                                       520,274
       29,212   GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                 179,362
       31,456   J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                    702,098
       48,436   LIVE NATION INCORPORATED<<+                                                                                 587,529
       21,172   NOVATEL WIRELESS INCORPORATED+                                                                              204,945
       52,440   RADIO ONE INCORPORATED CLASS D+                                                                              79,709

                                                                                                                          3,927,955
                                                                                                                      -------------
COMPUTERS-INTEGRATED SYSTEMS: 0.05%
       14,709   AGILYSYS INCORPORATED                                                                                       170,624
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 171


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.93%
       50,122   CHAMPION ENTERPRISES INCORPORATED<<+                                                                  $     502,724
       15,608   CHEMED CORPORATION                                                                                          658,658
       11,761   DREW INDUSTRIES INCORPORATED<<+                                                                             287,674
       42,160   EMCOR GROUP INCORPORATED+                                                                                   936,374
       17,755   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               245,552
       17,237   MATRIX SERVICE COMPANY+                                                                                     296,132

                                                                                                                          2,927,114
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 6.75%
       11,447   ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                                     217,150
       31,415   BANK MUTUAL CORPORATION                                                                                     337,397
       26,819   BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                   104,862
       20,280   BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                  101,603
       24,191   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                            256,183
       37,641   BROOKLINE BANCORP INCORPORATED                                                                              432,119
       18,105   CASCADE BANCORP<<                                                                                           173,084
       18,587   CENTRAL PACIFIC FINANCIAL CORPORATION<<                                                                     350,367
       11,621   COLUMBIA BANKING SYSTEM INCORPORATED                                                                        260,078
       19,157   COMMUNITY BANK SYSTEM INCORPORATED<<                                                                        470,496
       20,623   CORUS BANKSHARES INCORPORATED<<                                                                             200,662
       16,219   DIME COMMUNITY BANCSHARES                                                                                   283,508
       12,602   DOWNEY FINANCIAL CORPORATION<<                                                                              231,625
       40,813   EAST WEST BANCORP INCORPORATED                                                                              724,431
       49,028   FIRST BANCORP PUERTO RICO<<                                                                                 498,124
       41,138   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                    476,789
       19,803   FIRST FINANCIAL BANCORP<<                                                                                   266,350
       31,379   FIRST MIDWEST BANCORP INCORPORATED                                                                          871,395
        8,840   FIRSTFED FINANCIAL CORPORATION<<+                                                                           240,006
       23,763   FLAGSTAR BANCORP INCORPORATED<<+                                                                            171,569
       16,398   FRANKLIN BANK CORPORATION<<+                                                                                 49,686
       26,728   FRONTIER FINANCIAL CORPORATION<<                                                                            472,551
       34,831   GLACIER BANCORP INCORPORATED<<                                                                              667,710
       15,608   HANCOCK HOLDING COMPANY<<                                                                                   655,848
       24,902   HANMI FINANCIAL CORPORATION                                                                                 184,026
       12,881   INDEPENDENT BANK CORPORATION                                                                                133,705
       12,140   IRWIN FINANCIAL CORPORATION<<+                                                                               64,463
       15,703   JPMORGAN CHASE & COMPANY<<+                                                                                 174,146
       14,079   NARA BANK NATIONAL ASSOCIATION                                                                              182,886
       51,394   NATIONAL PENN BANCSHARES INCORPORATED<<                                                                     934,857
       42,908   OLD NATIONAL BANCORP<<                                                                                      772,344
       15,947   PRIVATEBANCORP INCORPORATED<<                                                                               501,852
       24,852   PROSPERITY BANCSHARES INCORPORATED                                                                          712,258
       20,441   PROVIDENT BANKSHARES CORPORATION<<                                                                          219,546
       19,194   SIGNATURE BANK<<+                                                                                           489,447
       46,924   SOUTH FINANCIAL GROUP INCORPORATED<<                                                                        697,291
       11,517   STERLING BANCORPORATION (NEW YORK)                                                                          178,859
       47,326   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                    470,420
       33,395   STERLING FINANCIAL CORPORATION                                                                              521,296
       55,554   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                     1,131,635
       48,817   TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                  433,983
       67,504   UCBH HOLDINGS INCORPORATED                                                                                  523,831
       23,236   UMB FINANCIAL CORPORATION                                                                                   957,323
       38,816   UMPQUA HOLDINGS CORPORATION                                                                                 602,036
       24,882   UNITED BANKSHARES INCORPORATED                                                                              663,105

172 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       26,464   UNITED COMMUNITY BANKS INCORPORATED<<                                                                 $     449,359
       41,853   WHITNEY HOLDING CORPORATION<<                                                                             1,037,536
       11,344   WILSHIRE BANCORP INCORPORATED                                                                                86,668
       15,219   WINTRUST FINANCIAL CORPORATION                                                                              531,904

                                                                                                                         21,168,369
                                                                                                                      -------------
DURABLE GOODS - CONSUMER: 0.04%
       13,436   STURM, RUGER & COMPANY INCORPORATED+                                                                        110,713
                                                                                                                      -------------
EATING & DRINKING PLACES: 1.86%
       18,865   CALIFORNIA PIZZA KITCHEN INCORPORATED<<+                                                                    247,320
       17,219   CEC ENTERTAINMENT INCORPORATED+                                                                             497,285
       35,344   CKE RESTAURANTS INCORPORATED<<                                                                              396,560
        9,713   IHOP CORPORATION<<                                                                                          465,253
       38,503   JACK IN THE BOX INCORPORATED+                                                                             1,034,576
        8,036   LANDRY'S RESTAURANTS INCORPORATED<<                                                                         130,826
       14,319   O'CHARLEYS INCORPORATED                                                                                     164,955
       15,624   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                   444,347
       13,425   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                      325,019
       10,867   RED ROBIN GOURMET BURGERS INCORPORATED+                                                                     408,273
       12,862   RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                                     88,876
       39,302   SONIC CORPORATION<<+                                                                                        866,216
       18,416   STEAK N SHAKE COMPANY<<+                                                                                    144,934
       34,858   TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                                     341,608
       40,774   TRIARC COMPANIES INCORPORATED CLASS B                                                                       281,748

                                                                                                                          5,837,796
                                                                                                                      -------------
EDUCATIONAL SERVICES: 0.05%
       13,547   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                               158,906
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.06%
       16,738   ALLETE INCORPORATED<<                                                                                       646,422
       11,115   AMERICAN STATES WATER COMPANY<<                                                                             400,140
       58,144   ATMOS ENERGY CORPORATION                                                                                  1,482,672
       34,266   AVISTA CORPORATION                                                                                          670,243
        6,641   CENTRAL VERMONT PUBLIC SERVICE                                                                              158,720
        8,768   CH ENERGY GROUP INCORPORATED                                                                                341,075
       38,893   CLECO CORPORATION                                                                                           862,647
       29,183   EL PASO ELECTRIC COMPANY+                                                                                   623,641
       14,083   LACLEDE GROUP INCORPORATED                                                                                  501,777
       27,040   NEW JERSEY RESOURCES<<                                                                                      839,592
       17,068   NORTHWEST NATURAL GAS COMPANY                                                                               741,434
       47,447   PIEDMONT NATURAL GAS COMPANY<<                                                                            1,245,958
       19,147   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                        672,251
       80,002   SOUTHERN UNION COMPANY                                                                                    1,861,639
       27,821   SOUTHWEST GAS CORPORATION                                                                                   777,875
       69,002   UGI CORPORATION                                                                                           1,719,530
       16,262   UIL HOLDINGS CORPORATION                                                                                    489,974
       22,873   UNISOURCE ENERGY CORPORATION                                                                                509,153
       43,347   WASTE CONNECTIONS INCORPORATED+                                                                           1,332,487

                                                                                                                         15,877,230
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.40%
       17,125   ACTEL CORPORATION+                                                                                          262,184
       27,305   ACUITY BRANDS INCORPORATED                                                                                1,172,750
       78,158   ADAPTEC INCORPORATED+                                                                                       229,785

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 173


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       23,117   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                              $     306,531
       13,985   AO SMITH CORPORATION                                                                                        459,687
        8,136   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                       96,005
       87,449   ARRIS GROUP INCORPORATED<<+                                                                                 508,953
       21,448   ATMI INCORPORATED+                                                                                          596,898
       29,726   BALDOR ELECTRIC COMPANY                                                                                     832,328
        7,666   BEL FUSE INCORPORATED CLASS B                                                                               213,575
       44,698   BENCHMARK ELECTRONICS INCORPORATED+                                                                         802,329
       16,589   C&D TECHNOLOGIES INCORPORATED<<+                                                                             83,277
        5,911   CATAPULT COMMUNICATIONS CORPORATION+                                                                         30,442
       17,662   CERADYNE INCORPORATED+                                                                                      564,478
       25,766   CHECKPOINT SYSTEMS INCORPORATED+                                                                            691,817
       15,650   COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                   610,350
       21,804   CTS CORPORATION                                                                                             233,303
       10,018   CUBIC CORPORATION                                                                                           284,812
       19,597   CYMER INCORPORATED+                                                                                         510,306
       20,791   DIODES INCORPORATED<<+                                                                                      456,570
       12,001   DIONEX CORPORATION+                                                                                         923,957
       16,854   DITECH NETWORKS INCORPORATED<<+                                                                              49,551
       20,958   DSP GROUP INCORPORATED+                                                                                     267,005
       18,025   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 297,052
       30,090   EXAR CORPORATION<<+                                                                                         247,641
       14,599   GREATBATCH INCORPORATED+                                                                                    268,768
       60,303   HARMONIC INCORPORATED+                                                                                      458,303
       17,058   HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                       271,393
       14,679   LITTELFUSE INCORPORATED+                                                                                    513,325
       19,645   MAGNETEK INCORPORATED+                                                                                       67,579
       14,741   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                       82,844
       24,540   METHODE ELECTRONICS INCORPORATED                                                                            286,873
       33,391   MICREL INCORPORATED                                                                                         309,535
       50,542   MICROSEMI CORPORATION<<+                                                                                  1,152,358
       27,535   MOOG INCORPORATED CLASS A<<+                                                                              1,162,231
        3,049   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                     159,768
       13,144   PARK ELECTROCHEMICAL CORPORATION                                                                            339,772
       16,929   PERICOM SEMICONDUCTOR+                                                                                      248,518
       27,073   PHOTRONICS INCORPORATED+                                                                                    258,547
       30,030   PLEXUS CORPORATION+                                                                                         842,342
       20,261   REGAL-BELOIT CORPORATION+                                                                                   742,160
       11,578   ROGERS CORPORATION+                                                                                         386,821
      104,758   SKYWORKS SOLUTIONS INCORPORATED<<+                                                                          762,638
       15,092   STANDARD MICROSYSTEMS CORPORATION<<+                                                                        440,385
        8,320   SUPERTEX INCORPORATED<<+                                                                                    169,811
       29,719   SYMMETRICOM INCORPORATED<<+                                                                                 103,719
       15,539   SYNAPTICS INCORPORATED<<+                                                                                   371,071
       26,436   TECHNITROL INCORPORATED                                                                                     611,465
        8,503   TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                       44,556
       27,396   TTM TECHNOLOGIES INCORPORATED+                                                                              310,123
        9,416   UNIVERSAL ELECTRONICS INCORPORATED+                                                                         227,961
       49,054   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   1,380,870
       17,131   VIASAT INCORPORATED+                                                                                        372,085
       12,379   VICOR CORPORATION                                                                                           147,805

                                                                                                                         23,225,212
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.55%
        8,805   CDI CORPORATION                                                                                             220,565
       19,884   LIFECELL CORPORATION<<+                                                                                     835,725

174 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
       11,955   MAXMUS INCORPORATED                                                                                   $     438,868
       12,291   PHARMANET DEVELOPMENT GROUP INCORPORATED<<+                                                                 310,102
       40,331   REGENERON PHARMACEUTICAL INCORPORATED+                                                                      773,952
       37,994   TETRA TECH INCORPORATED<<+                                                                                  741,263
       27,351   WATSON WYATT & COMPANY HOLDINGS                                                                           1,552,169

                                                                                                                          4,872,644
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.85%
       17,000   GRIFFON CORPORATION<<+                                                                                      146,200
        7,075   GULF ISLAND FABRICATION INCORPORATED                                                                        203,194
        8,024   MATERIAL SCIENCES CORPORATION+                                                                               62,266
       22,377   MOBILE MINI INCORPORATED<<+                                                                                 425,163
       12,755   NCI BUILDING SYSTEMS INCORPORATED<<+                                                                        308,671
       52,821   SHAW GROUP INCORPORATED+                                                                                  2,489,982
       24,152   SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                  656,451
       11,239   VALMONT INDUSTRIES INCORPORATED<<                                                                           987,796
       19,144   WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                     536,606

                                                                                                                          5,816,329
                                                                                                                      -------------
FINANCE COMPANIES: 0.03%
       17,355   REWARDS NETWORK INCORPORATED+                                                                                77,750
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 1.51%
        6,598   BOSTON BEER COMPANY INCORPORATED<<+                                                                         313,669
       50,576   FLOWERS FOODS INCORPORATED                                                                                1,251,756
        9,070   J & J SNACK FOODS CORPORATION                                                                               249,153
       20,173   LANCE INCORPORATED                                                                                          395,391
        8,104   PEET'S COFFEE & TEA INCORPORATED<<+                                                                         190,525
       16,785   RALCORP HOLDINGS INCORPORATED<<+                                                                            976,048
        9,941   SANDERSON FARMS INCORPORATED<<                                                                              377,857
       20,168   TREEHOUSE FOODS INCORPORATED+                                                                               461,040
       27,857   UNITED NATURAL FOODS INCORPORATED<<+                                                                        521,204

                                                                                                                          4,736,643
                                                                                                                      -------------
FOOD STORES: 0.38%
       14,844   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                        389,210
       19,468   PANERA BREAD COMPANY<<+                                                                                     815,515

                                                                                                                          1,204,725
                                                                                                                      -------------
FOOTWEAR: 0.59%
       53,285   CROCS INCORPORATED<<+                                                                                       930,889
        8,406   DECKERS OUTDOOR CORPORATION<<+                                                                              906,335

                                                                                                                          1,837,224
                                                                                                                      -------------
FURNITURE & FIXTURES: 0.32%
        7,630   BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                    94,154
       18,758   ETHAN ALLEN INTERIORS INCORPORATED                                                                          533,290
       33,233   LA-Z-BOY INCORPORATED<<                                                                                     277,163
       28,841   SELECT COMFORT CORPORATION<<+                                                                               103,828

                                                                                                                          1,008,435
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 0.47%
       25,552   CABELA'S INCORPORTED<<+                                                                                     361,816
       32,776   CASEY'S GENERAL STORES INCORPORATED<<                                                                       740,738

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 175


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES (continued)
     26,046  FRED'S INCORPORATED                                                                                  $      266,972
     16,693  STEIN MART INCORPORATED<<+                                                                                   93,815

                                                                                                                       1,463,341
                                                                                                                  --------------
HEALTH SERVICES: 2.40%
     17,109  AMEDISYS INCORPORATED<<+                                                                                    673,068
     20,280  AMSURG CORPORATION+                                                                                         480,230
     20,627  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      255,156
     16,070  CRYOLIFE INCORPORATED+                                                                                      151,058
     20,223  ENZO BIOCHEM INCORPORATED+                                                                                  183,827
     18,127  GENTIVA HEALTH SERVICES INCORPORATED+                                                                       394,444
     23,211  HEALTHWAYS INCORPORATED<<+                                                                                  820,277
     20,956  INVENTIV HEALTH INCORPORATED<<+                                                                             603,742
     11,948  LCA-VISION INCORPORATED<<                                                                                   149,344
      9,312  LHC GROUP INCORPORATED<<+                                                                                   156,442
     13,865  MATRIA HEALTHCARE INCORPORATED+                                                                             309,190
      8,805  MEDCATH CORPORATION+                                                                                        160,251
     20,395  NAUTILUS GROUP INCORPORATED<<                                                                                67,100
     21,140  ODYSSEY HEALTHCARE INCORPORATED+                                                                            190,260
     31,361  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     2,113,731
     11,658  REHABCARE GROUP INCORPORATED+                                                                               174,870
     28,953  SUNRISE SENIOR LIVING INCORPORATED<<+                                                                       645,073

                                                                                                                       7,528,063
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 4.62%
      8,539  4KIDS ENTERTAINMENT INCORPORATED+                                                                            83,426
     20,802  ACADIA REALTY TRUST                                                                                         502,368
     42,396  BIOMED REALTY TRUST INCORPORATED                                                                          1,012,840
     30,567  COLONIAL PROPERTIES TRUST<<                                                                                 735,136
      4,323  DEERFIELD CAPITAL CORPORATION                                                                                 6,096
     61,256  DIAMONDROCK HOSPITALITY                                                                                     776,114
     15,385  EASTGROUP PROPERTIES INCORPORATED                                                                           714,787
     19,500  ENTERTAINMENT PROPERTIES TRUST                                                                              961,935
     16,494  ESSEX PROPERTY TRUST INCORPORATED                                                                         1,879,986
     21,084  HOME PROPERTIES INCORPORATED<<                                                                            1,011,821
     37,858  INLAND REAL ESTATE CORPORATION                                                                              575,820
     21,259  KILROY REALTY CORPORATION                                                                                 1,044,029
     18,730  KITE REALTY GROUP TRUST                                                                                     262,220
     13,112  LTC PROPERTIES INCORPORATED                                                                                 337,110
     41,826  MEDICAL PROPERTIES TRUST INCORPORATED<<                                                                     473,470
     16,660  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                            830,334
     46,883  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                 1,033,770
      9,839  PARKWAY PROPERTIES INCORPORATED                                                                             363,649
      9,895  PS BUSINESS PARKS INCORPORATED                                                                              513,551
     14,068  SOVRAN SELF STORAGE INCORPORATED                                                                            600,844
     20,256  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                                779,248

                                                                                                                      14,498,554
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.08%
     14,111  HAVERTY FURNITURE COMPANIES INCORPORATED<<                                                                  150,141
     19,457  TUESDAY MORNING CORPORATION<<+                                                                              100,787
                                                                                                                         250,928
                                                                                                                  --------------

176 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.14%
     13,737  MARCUS CORPORATION                                                                                   $      263,750
      9,130  MONARCH CASINO & RESORT INCORPORATED+                                                                       161,692

                                                                                                                         425,442
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.09%
     12,395  ASTEC INDUSTRIES INCORPORATED+                                                                              480,430
     66,089  AXCELIS TECHNOLOGIES INCORPORATED+                                                                          370,098
     11,444  BLACK BOX CORPORATION                                                                                       353,047
     32,126  BRIGGS & STRATTON CORPORATION<<                                                                             575,055
     42,376  BROOKS AUTOMATION INCORPORATED+                                                                             411,895
      5,886  CASCADE CORPORATION                                                                                         290,239
     17,667  DRIL-QUIP INCORPORATED+                                                                                     820,985
     13,981  ENPRO INDUSTRIES INCORPORATED+                                                                              436,067
     34,312  GARDNER DENVER INCORPORATED+                                                                              1,272,975
     13,945  INTEVAC INCORPORATED+                                                                                       180,588
     17,982  KAYDON CORPORATION<<                                                                                        789,590
     34,496  KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                                  164,891
     39,143  LENNOX INTERNATIONAL INCORPORATED                                                                         1,407,974
      7,650  LINDSAY MANUFACTURING COMPANY<<                                                                             783,896
      9,462  LUFKIN INDUSTRIES INCORPORATED                                                                              603,865
     52,992  MICROS SYSTEMS INCORPORATED<<+                                                                            1,783,711
     12,051  NATCO GROUP INCORPORATED<<+                                                                                 563,384
     22,833  NETGEAR INCORPORATED+                                                                                       455,518
     11,477  PLANAR SYSTEMS INCORPORATED+                                                                                 46,023
     22,286  ROBBINS & MYERS INCORPORATED                                                                                727,638
     16,770  SCANSOURCE INCORPORATED+                                                                                    606,906
     24,214  TORO COMPANY                                                                                              1,002,217
     15,105  ULTRATECH INCORPORATED+                                                                                     145,159
     15,911  WATSCO INCORPORATED<<                                                                                       659,034
     38,324  WOODWARD GOVERNOR COMPANY                                                                                 1,024,017

                                                                                                                      15,955,202
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.24%
     23,756  HILB, ROGAL & HAMILTON COMPANY                                                                              747,601
                                                                                                                  --------------
INSURANCE CARRIERS: 3.45%
     34,571  AMERIGROUP CORPORATION<<+                                                                                   944,825
     28,221  CENTENE CORPORATION                                                                                         393,401
     27,756  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                 811,308
     24,037  HEALTHEXTRAS INCORPORATED+                                                                                  597,079
     10,471  INFINITY PROPERTY & CASUALTY CORPORATION                                                                    435,594
      9,922  LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                                  391,621
      9,192  MOLINA HEALTHCARE INCORPORATED<<+                                                                           224,469
     37,742  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                            1,215,292
     13,944  PRESIDENTIAL LIFE CORPORATION                                                                               243,183
     20,815  PROASSURANCE CORPORATION+                                                                                 1,120,471
     11,720  RLI CORPORATION                                                                                             580,960
     10,461  SAFETY INSURANCE GROUP INCORPORATED                                                                         357,034
      5,079  SCPIE HOLDINGS INCORPORATED+                                                                                139,926
     34,819  SELECTIVE INSURANCE GROUP INCORPORATED                                                                      831,478
     11,655  STEWART INFORMATION SERVICES CORPORATION                                                                    326,223
      8,617  THE NAVIGATORS GROUP INCORPORATED+                                                                          468,765
     13,037  TOWER GROUP INCORPORATED                                                                                    328,141
      8,004  TRIAD GUARANTY INCORPORATED<<+                                                                               40,020
     14,021  UNITED FIRE & CASUALTY COMPANY                                                                              524,385
     23,984  ZENITH NATIONAL INSURANCE CORPORATION<<                                                                     860,066
                                                                                                                      10,834,241
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 177


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
LEATHER & LEATHER PRODUCTS: 0.33%
     28,597  BROWN SHOE COMPANY INCORPORATED                                                                      $      430,957
     14,734  GENESCO INCORPORATED<<+                                                                                     340,503
     17,298  K-SWISS INCORPORATED                                                                                        273,654

                                                                                                                       1,045,114
                                                                                                                  --------------
LEGAL SERVICES: 0.07%
      5,464  PRE-PAID LEGAL SERVICES INCORPORATED+                                                                       231,728
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.29%
      6,810  DELTIC TIMBER CORPORATION                                                                                   379,317
      4,393  SKYLINE CORPORATION                                                                                         122,213
     12,230  UNIVERSAL FOREST PRODUCTS                                                                                   393,806

                                                                                                                         895,336
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 7.24%
     14,009  ABAXIS INCORPORATED<<+                                                                                      324,589
     46,824  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                           664,433
      8,657  ANALOGIC CORPORATION                                                                                        576,037
     17,183  ARTHROCARE CORPORATION<<+                                                                                   573,053
     15,440  BIOLASE TECHNOLOGY INCORPORATED<<+                                                                           47,710
     14,902  COHU INCORPORATED                                                                                           242,158
     18,501  CONMED CORPORATION+                                                                                         474,366
     29,078  COOPER COMPANIES INCORPORATED                                                                             1,001,156
     14,515  CYBERONICS INCORPORATED<<+                                                                                  210,468
      8,383  DATASCOPE CORPORATION                                                                                       347,308
     19,006  ESTERLINE TECHNOLOGIES CORPORATION<<+                                                                       957,332
     10,769  FARO TECHNOLOGIES INCORPORATED+                                                                             335,777
     23,552  FEI COMPANY<<+                                                                                              514,140
     88,712  FLIR SYSTEMS INCORPORATED<<+                                                                              2,669,344
     29,818  FOSSIL INCORPORATED+                                                                                        910,642
     16,560  HAEMONETICS CORPORATION<<+                                                                                  986,645
      7,912  ICU MEDICAL INCORPORATED+                                                                                   227,628
     11,927  INTEGRA LIFESCIENCES HOLDINGS<<+                                                                            518,467
     53,464  ION GEOPHYSICAL CORPORATION<<+                                                                              737,803
     19,825  ITRON INCORPORATED<<+                                                                                     1,788,810
      8,923  KEITHLEY INSTRUMENTS INCORPORATED                                                                            86,553
      7,708  KENSEY NASH CORPORATION+                                                                                    223,147
     43,873  KOPIN CORPORATION+                                                                                          116,702
     21,806  MENTOR CORPORATION<<                                                                                        560,850
     25,905  MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                         866,004
     17,649  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                         279,384
     29,612  MKS INSTRUMENTS INCORPORATED<<+                                                                             633,697
     11,391  MTS SYSTEMS CORPORATION                                                                                     367,474
     23,227  NEWPORT CORPORATION<<+                                                                                      259,446
     11,457  OSTEOTECH INCORPORATED+                                                                                      54,421
     11,852  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                                178,965
     11,466  PHOTON DYNAMICS INCORPORATED+                                                                               121,540
     19,710  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                          192,567
     17,033  SONIC SOLUTIONS<<+                                                                                          164,368
     22,903  SYMMETRY MEDICAL INCORPORATED<<+                                                                            380,190
     22,827  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       1,072,869
     21,504  THERAGENICS CORPORATION+                                                                                     84,726
     78,313  TRIMBLE NAVIGATION LIMITED+                                                                               2,238,969
     20,596  VEECO INSTRUMENTS INCORPORATED<<+                                                                           342,511
      5,152  VITAL SIGNS INCORPORATED                                                                                    260,949
     18,914  X-RITE INCORPORATED+                                                                                        112,917
                                                                                                                      22,706,115
                                                                                                                  --------------

178 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.37%
     20,706  INVACARE CORPORATION                                                                                 $      461,330
     41,795  PSS WORLD MEDICAL INCORPORATED<<+                                                                           696,305

                                                                                                                       1,157,635
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.14%
     14,382  AMCOL INTERNATIONAL CORPORATION<<                                                                           449,150
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.90%
     46,402  CENTRAL GARDEN & PET COMPANY CLASS A+                                                                       206,025
     21,816  DAKTRONICS INCORPORATED<<                                                                                   390,725
     40,232  HILLENBRAND INCORPORATED                                                                                    889,127
     18,501  JAKKS PACIFIC INCORPORATED+                                                                                 510,073
     10,657  LYDALL INCORPORATED+                                                                                        122,023
     11,600  RC2 CORPORATION+                                                                                            243,252
     10,805  RUSS BERRIE & COMPANY INCORPORATED+                                                                         151,918
     22,750  SHUFFLE MASTER INCORPORATED<<+                                                                              121,713
      8,071  STANDEX INTERNATIONAL CORPORATION                                                                           180,306

                                                                                                                       2,815,162
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.21%
     14,169  BIG 5 SPORTING GOODS CORPORATION<<                                                                          124,262
     10,192  BLUE NILE INCORPORATED<<+                                                                                   551,897
     18,879  CASH AMERICA INTERNATIONAL INCORPORATED                                                                     687,196
     19,696  HIBBETT SPORTS INCORPORATED<<+                                                                              304,106
     16,112  JO ANN STORES INCORPORATED<<+                                                                               237,330
     20,481  LONGS DRUG STORES CORPORATION                                                                               869,623
     12,477  NORTH AMERICAN WATCH CORPORATION                                                                            243,177
     26,275  SPECTRUM BRANDS INCORPORATED<<+                                                                             120,077
     10,509  STAMPS.COM INCORPORATED+                                                                                    107,822
     27,629  ZALE CORPORATION<<+                                                                                         545,949

                                                                                                                       3,791,439
                                                                                                                  --------------
MOTION PICTURES: 0.16%
     20,855  AVID TECHNOLOGY INCORPORATED<<+                                                                             507,611
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.29%
     16,265  ARKANSAS BEST CORPORATION<<                                                                                 518,203
     18,618  FORWARD AIR CORPORATION                                                                                     659,822
     36,669  HEARTLAND EXPRESS INCORPORATED<<                                                                            522,900
     33,940  LANDSTAR SYSTEM INCORPORATED                                                                              1,770,310
     18,315  OLD DOMINION FREIGHT LINE+                                                                                  582,966

                                                                                                                       4,054,201
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.28%
     16,460  FINANCIAL FEDERAL CORPORATION                                                                               358,993
     17,673  FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                 182,562
     10,942  WORLD ACCEPTANCE CORPORATION<<+                                                                             348,503

                                                                                                                         890,058
                                                                                                                  --------------
OIL & GAS EXTRACTION: 6.27%
     17,839  ATWOOD OCEANICS INCORPORATED<<+                                                                           1,636,193
     14,548  BASIC ENERGY SERVICES INCORPORATED+                                                                         321,220
     63,193  CABOT OIL & GAS CORPORATION                                                                               3,212,732
     59,253  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                1,866,470
     35,600  OCEANEERING INTERNATIONAL INCORPORATED+                                                                   2,242,800
      9,632  PETROLEUM DEVELOPMENT CORPORATION+                                                                          667,209

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 179


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
     27,976  PETROQUEST ENERGY INCORPORATED+                                                                      $      485,104
     32,163  PIONEER DRILLING COMPANY<<+                                                                                 512,357
     14,597  SEACOR HOLDINGS INCORPORATED<<+                                                                           1,246,000
     40,733  ST. MARY LAND & EXPLORATION COMPANY                                                                       1,568,221
     18,289  STONE ENERGY CORPORATION+                                                                                   956,698
     10,167  SUPERIOR WELL SERVICES<<+                                                                                   222,352
     19,547  SWIFT ENERGY COMPANY<<+                                                                                     879,420
     48,124  TETRA TECHNOLOGIES INCORPORATED+                                                                            762,284
     30,470  UNIT CORPORATION+                                                                                         1,726,126
     19,941  W-H ENERGY SERVICES INCORPORATED+                                                                         1,372,938

                                                                                                                      19,678,124
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.58%
     25,377  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                          283,207
     12,934  CHESAPEAKE CORPORATION+                                                                                      62,213
      9,663  NEENAH PAPER INCORPORATED                                                                                   249,112
     21,620  ROCK-TENN COMPANY CLASS A                                                                                   647,951
     10,013  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                               231,701
      8,170  STANDARD REGISTER COMPANY                                                                                    63,644
     32,479  WAUSAU PAPER CORPORATION                                                                                    268,277

                                                                                                                       1,806,105
                                                                                                                  --------------
PERSONAL SERVICES: 0.47%
      6,314  ANGELICA CORPORATION                                                                                        113,273
     17,928  COINSTAR INCORPORATED+                                                                                      504,494
      3,438  CPI CORPORATION                                                                                              59,374
     12,892  G & K SERVICES INCORPORATED CLASS A                                                                         459,084
      9,226  UNIFIRST CORPORATION                                                                                        342,192

                                                                                                                       1,478,417
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.40%
     27,144  HEADWATERS INCORPORATED<<+                                                                                  358,029
     10,956  WD-40 COMPANY                                                                                               364,287
     18,475  WORLD FUEL SERVICES CORPORATION                                                                             518,593

                                                                                                                       1,240,909
                                                                                                                  --------------
PHARMACEUTICALS: 0.43%
      8,309  KENDLE INTERNATIONAL INCORPORATED<<+                                                                        373,240
     28,388  SAVIENT PHARMACEUTICALS INCORPORATED<<+                                                                     567,760
     45,207  VIROPHARMA INCORPORATED<<+                                                                                  404,151

                                                                                                                       1,345,151
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 2.53%
     28,521  BELDEN CDT INCORPORATED                                                                                   1,007,362
     13,178  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                    338,279
     18,819  CENTURY ALUMINUM COMPANY+                                                                                 1,246,571
     28,902  CURTISS-WRIGHT CORPORATION                                                                                1,198,855
     19,318  GIBRALTAR INDUSTRIES INCORPORATED                                                                           226,600
     23,975  MUELLER INDUSTRIES INCORPORATED                                                                             691,679
     24,107  QUANEX CORPORATION                                                                                        1,247,296
     14,964  RTI INTERNATIONAL METALS INCORPORATED<<+                                                                    676,522
     17,677  TEXAS INDUSTRIES INCORPORATED<<                                                                           1,062,564
     13,905  TREDEGAR CORPORATION                                                                                        253,210

                                                                                                                       7,948,938
                                                                                                                  --------------

180 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.25%
     11,365  AH BELO CORPORATION                                                                                  $      129,902
     17,004  BOWNE & COMPANY INCORPORATED                                                                                259,311
      7,155  CONSOLIDATED GRAPHICS INCORPORATED+                                                                         401,038

                                                                                                                         790,251
                                                                                                                  --------------
REAL ESTATE: 0.29%
     23,012  FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                    573,229
     16,993  MERITAGE CORPORATION<<+                                                                                     328,305

                                                                                                                         901,534
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUST (REIT): 1.06%
     42,927  EXTRA SPACE STORAGE INCORPORATED                                                                            694,988
     39,636  LEXINGTON CORPORATE PROPERTIES TRUST                                                                        571,155
     25,404  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                   619,604
     61,339  SENIOR HOUSING PROPERTIES TRUST                                                                           1,453,734

                                                                                                                       3,339,481
                                                                                                                  --------------
RESTAURANTS: 0.08%
      9,940  BUFFALO WILD WINGS INCORPORATED<<+                                                                          243,530
                                                                                                                  --------------
RETAIL, TRADE & SERVICES: 0.25%
     33,836  MEN'S WEARHOUSE INCORPORATED                                                                                787,364
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
     18,068  A. SCHULMAN INCORPORATED                                                                                    370,936
     20,762  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                   918,303

                                                                                                                       1,289,239
                                                                                                                  --------------
S&L THRIFTS-SOUTHERN US: 0.08%
     22,950  GUARANTY FINANCIAL GROUP INCORPORATED<<+                                                                    243,729
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.82%
     28,222  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                 1,303,292
     34,975  LABRANCHE & COMPANY INCORPORATED<<+                                                                         152,141
     28,518  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                         590,608
     10,123  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                       343,777
     14,344  SWS GROUP INCORPORATED                                                                                      175,427

                                                                                                                       2,565,245
                                                                                                                  --------------
SOCIAL SERVICES: 0.09%
     16,408  RES-CARE INCORPORATED+                                                                                      281,397
                                                                                                                  --------------
SOFTWARE: 0.28%
     20,072  EPIQ SYSTEMS INCORPORATED<<+                                                                                311,517
     12,650  MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                                573,804

                                                                                                                         885,321
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.47%
     18,814  APOGEE ENTERPRISES INCORPORATED                                                                             289,736
     15,315  CABOT MICROELECTRONICS CORPORATION<<+                                                                       492,377
     13,191  CARBO CERAMICS INCORPORATED<<                                                                               528,959
      9,406  LIBBEY INCORPORATED                                                                                         158,397

                                                                                                                       1,469,469
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 181


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
TEXTILE MILL PRODUCTS: 0.72%
     17,020  ALBANY INTERNATIONAL CORPORATION CLASS A                                                             $      615,103
     36,178  INTERFACE INCORPORATED                                                                                      508,301
      9,025  OXFORD INDUSTRIES INCORPORATED<<                                                                            203,333
     32,533  WOLVERINE WORLD WIDE INCORPORATED                                                                           943,782

                                                                                                                       2,270,519
                                                                                                                  --------------
TEXTILES - PRODUCTS: 0.21%
     37,095  ICONIX BRAND GROUP INCORPORATED+                                                                            643,598
                                                                                                                  --------------
TOBACCO PRODUCTS: 0.11%
     57,513  ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                    347,379
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.67%
      6,912  AIR METHODS CORPORATION+                                                                                    334,333
     15,449  BRISTOW GROUP INCORPORATED+                                                                                 829,148
     23,683  FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                   59,918
     17,373  MESA AIR GROUP INCORPORATED+                                                                                 40,827
     39,216  SKYWEST INCORPORATED                                                                                        828,242

                                                                                                                       2,092,468
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 2.28%
     24,519  AAR CORPORATION+                                                                                            668,633
      7,766  ARCTIC CAT INCORPORATED                                                                                      56,614
     33,208  CLARCOR INCORPORATED                                                                                      1,180,544
     41,532  FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                       191,047
     36,518  GENCORP INCORPORATED<<+                                                                                     375,770
     14,938  GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                           350,744
     14,931  HORNBECK OFFSHORE<<+                                                                                        681,899
     19,378  MONACO COACH CORPORATION                                                                                    183,703
     37,766  ORBITAL SCIENCES CORPORATION+                                                                               910,161
     21,731  POLARIS INDUSTRIES INCORPORATED<<                                                                           891,188
     21,084  SPARTAN MOTORS INCORPORATED<<                                                                               178,371
      7,740  STANDARD MOTOR PRODUCTS INCORPORATED                                                                         47,369
     14,975  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                            310,731
     10,799  TRIUMPH GROUP INCORPORATED                                                                                  614,787
     19,841  WABASH NATIONAL CORPORATION                                                                                 178,371
     18,738  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                         316,672

                                                                                                                       7,136,604
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.26%
     24,325  HUB GROUP INCORPORATED CLASS A+                                                                             800,049
                                                                                                                  --------------
WATER TRANSPORTATION: 0.63%
     34,726  KIRBY CORPORATION+                                                                                        1,979,382
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.57%
     25,912  HAIN CELESTIAL GROUP INCORPORATED<<+                                                                        764,404
     18,189  MYERS INDUSTRIES INCORPORATED                                                                               238,822
      8,483  NASH FINCH COMPANY<<                                                                                        288,252
     22,997  PERFORMANCE FOOD GROUP COMPANY+                                                                             751,542
      7,328  PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                     159,970
     11,142  SCHOOL SPECIALTY INCORPORATED+                                                                              351,419
     14,159  SPARTAN STORES INCORPORATED                                                                                 295,215
     11,698  THE ANDERSONS INCORPORATED<<                                                                                521,848
     21,103  TRACTOR SUPPLY COMPANY+                                                                                     833,991
     15,109  UNITED STATIONERS INCORPORATED<<+                                                                           720,699

                                                                                                                       4,926,162
                                                                                                                  --------------

182 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS: 2.39%
     10,571  A.M. CASTLE & COMPANY                                                                                $      285,417
     23,436  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                                700,502
     29,397  BARNES GROUP INCORPORATED<<                                                                                 674,661
     18,991  BUILDING MATERIALS HOLDINGS CORPORATION<<+                                                                   83,181
     16,605  DIGI INTERNATIONAL INCORPORATED+                                                                            191,622
     31,493  INSIGHT ENTERPRISES INCORPORATED+                                                                           551,128
     16,274  KAMAN CORPORATION CLASS A                                                                                   460,391
     37,261  KNIGHT TRANSPORTATION INCORPORATED<<                                                                        613,316
      2,699  LAWSON PRODUCTS INCORPORATED                                                                                 74,357
     73,896  LKQ CORPORATION<<+                                                                                        1,660,426
     26,454  OWENS & MINOR INCORPORATED                                                                                1,040,700
     26,838  PEP BOYS-MANNY, MOE & JACK<<                                                                                267,306
     30,846  POOL CORPORATION<<                                                                                          582,672
     22,082  TYLER TECHNOLOGIES INCORPORATED<<+                                                                          308,706

                                                                                                                       7,494,385
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $298,928,001)                                                                              311,550,412
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 35.71%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.43%
    325,319  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 325,319
  1,381,552  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  1,381,552
  1,243,396  DREYFUS CASH MANAGEMENT FUND                                                                              1,243,396
  1,519,707  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,519,707

                                                                                                                       4,469,974
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 34.28%
$ 2,901,258  AMSTEL FUNDING CORPORATION                                                 2.85%       04/16/2008         2,897,813
    511,174  APRECO LLC                                                                 2.70        04/17/2008           510,561
    552,621  APRECO LLC                                                                 3.10        04/07/2008           552,335
  3,343,355  ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80        04/21/2008         3,338,154
    215,522  ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00        04/18/2008           215,217
    690,776  BANCO SANTANDER TOTTA LOAN+/-++                                            2.83        10/15/2008           690,086
  4,517,674  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,518,063)                                                          3.10        04/01/2008         4,517,674
    690,776  BANK OF IRELAND+/-++                                                       3.06        10/14/2008           690,565
    138,155  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $138,165)                                                                  2.50        04/01/2008           138,155
    552,621  BNP PARIBAS+/-                                                             3.13        08/07/2008           552,171
  1,740,755  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,740,902)                                                          3.04        04/01/2008         1,740,755
  3,053,229  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,053,490)                                                          3.08        04/01/2008         3,053,229
  1,464,445  BRYANT BANK FUNDING                                                        2.98        04/09/2008         1,463,475
    414,466  CAFCO LLC                                                                  2.70        04/18/2008           413,937
  1,138,399  CAFCO LLC                                                                  3.08        04/07/2008         1,137,814
  2,832,181  CHARIOT FUNDING LLC                                                        2.97        04/14/2008         2,829,143
  2,072,327  CHARTA LLC                                                                 3.08        04/09/2008         2,070,909
  1,796,017  CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12        02/25/2008         1,616,415
  1,381,552  CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18        05/19/2008         1,243,396
  2,763,103  CIESCO LLC                                                                 3.08        04/08/2008         2,761,449
  2,790,734  CLIPPER RECEIVABLES CORPORATION                                            3.32        04/01/2008         2,790,734
  4,434,781  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $4,435,163)                                 3.10        04/01/2008         4,434,781
  2,072,327  CULLINAN FINANCE CORPORATION+/-++                                          3.08        08/04/2008         2,066,113
    815,115  EBBETS FUNDING LLC                                                         3.65        04/01/2008           815,115

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 183


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,409,183  ERASMUS CAPITAL CORPORATION                                                3.00%       04/17/2008    $    1,407,304
  1,105,241  ERASMUS CAPITAL CORPORATION                                                3.09        04/10/2008         1,104,388
  1,381,552  EUREKA SECURITIZATION INCORPORATED                                         2.90        04/15/2008         1,379,994
    538,805  FAIRWAY FINANCE CORPORATION                                                2.80        04/15/2008           538,218
    690,776  FAIRWAY FINANCE CORPORATION                                                2.90        04/07/2008           690,442
  2,763,103  FIVE FINANCE INCORPORATED+/-++                                             4.50        07/09/2008         2,750,736
  2,235,351  GALLEON CAPITAL LLC                                                        2.88        04/16/2008         2,232,668
  1,105,241  GALLEON CAPITAL LLC                                                        3.10        04/18/2008         1,103,623
  1,436,814  GEMINI SECURITIZATION INCORPORATED                                         2.85        04/23/2008         1,434,311
  1,934,172  GEMINI SECURITIZATION INCORPORATED                                         3.32        04/02/2008         1,933,994
  2,030,881  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,031,050)                                                3.00        04/01/2008         2,030,881
  5,678,177  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $5,678,674)                                 3.15        04/01/2008         5,678,177
    276,310  HARRIER FINANCE FUNDING LLC+/-                                             2.62        04/25/2008           276,310
  1,796,017  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90        10/16/2008         1,796,017
    690,776  INTESA BANK (IRELAND) PLC+/-++                                             2.61        10/24/2008           690,139
  1,671,678  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,671,822)                                                          3.10        04/01/2008         1,671,678
  1,188,134  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,188,234)                                 3.04        04/01/2008         1,188,134
    276,310  KESTREL FUNDING US LLC+/-                                                  2.62        04/25/2008           276,310
    967,086  LIBERTY STREET FUNDING CORPORATION                                         3.00        04/07/2008           966,603
  1,381,552  LINKS FINANCE LLC+/-++                                                     3.09        08/15/2008         1,372,265
  2,072,327  MONT BLANC CAPITAL CORPORATION                                             2.86        04/24/2008         2,068,554
     22,105  MONT BLANC CAPITAL CORPORATION                                             3.20        04/09/2008            22,089
  1,326,290  MONT BLANC CAPITAL CORPORATION                                             3.25        04/04/2008         1,325,930
    127,794  MORGAN STANLEY+/-                                                          2.94        10/15/2008           127,729
  1,183,275  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,183,357)                                                          2.50        04/01/2008         1,183,275
  2,086,143  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,086,321)                                                          3.08        04/01/2008         2,086,143
  1,381,552  NORTHERN ROCK PLC++/-++                                                    3.14        10/03/2008         1,372,768
  1,934,172  OLD LINE FUNDING CORPORATION                                               2.79        04/22/2008         1,931,024
  1,254,338  OLD LINE FUNDING CORPORATION                                               3.04        04/04/2008         1,254,021
    400,650  PICAROS FUNDING LLC                                                        2.60        04/11/2008           400,361
  1,381,552  RANGER FUNDING CORPORATION                                                 2.71        04/18/2008         1,379,784
    828,931  SCALDIS CAPITAL LIMITED                                                    2.82        04/17/2008           827,892
    994,717  SEDNA FINANCE INCORPORATED+/-++                                            3.03        04/10/2008           994,405
    828,931  SHEFFIELD RECEIVABLES CORPORATION                                          3.25        04/02/2008           828,856
    552,621  SLM CORPORATION+/-++                                                       2.94        05/12/2008           551,624
    856,562  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27        04/03/2008           763,711
  1,381,552  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47        02/15/2008         1,231,791
    165,786  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/03/2008           165,760
  1,381,552  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/15/2008         1,380,020
  1,740,755  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10        04/15/2008         1,738,657
    828,931  THUNDER BAY FUNDING INCORPORATED                                           2.75        04/15/2008           828,045
    462,986  THUNDER BAY FUNDING INCORPORATED                                           2.80        04/04/2008           462,878
  1,381,552  TULIP FUNDING CORPORATION                                                  2.88        04/21/2008         1,379,341
    690,776  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84        10/14/2008           690,316
    690,776  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09        10/08/2008           690,383
    414,466  VARIABLE FUNDING CAPITAL CORPORATION                                       3.02        04/04/2008           414,361
  1,381,552  VERSAILLES CDS LLC                                                         3.00        04/11/2008         1,380,400
    690,776  VERSAILLES CDS LLC                                                         3.45        04/08/2008           690,312
  1,188,134  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44        07/28/2008         1,059,341

184 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   690,776  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47%       08/07/2008    $      615,896
  1,381,552  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41        02/22/2008         1,312,474
  3,315,724  YORKTOWN CAPITAL LLC                                                       2.72        04/03/2008         3,315,226
                                                                                                                     107,535,555
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $112,756,913)                                                          112,005,529
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 1.08%

MUTUAL FUNDS: 0.85%
  2,658,018  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,658,018
                                                                                                                  --------------

  PRINCIPAL
US TREASURY BILLS: 0.23%
$    90,000  US TREASURY BILL^#                                                         3.10        05/08/2008            89,864
     75,000  US TREASURY BILL^#                                                         3.12        05/08/2008            74,887
    570,000  US TREASURY BILL^#                                                         3.62        05/08/2008           569,138

                                                                                                                         733,889
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,390,380)                                                                         3,391,907
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $415,075,294)*                                             136.11%                                          $  426,947,848
OTHER ASSETS AND LIABILITIES, NET                                (36.11)                                            (113,260,506)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  313,687,342
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,658,018.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 185


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.26%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS: 1.07%
    325,500  KENEXA CORPORATION+                                                                                  $    6,015,240
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.80%
    355,900  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                               4,487,899
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.80%
    456,400  QUIKSILVER INCORPORATED<<+                                                                                4,477,284
                                                                                                                  --------------
AUTO PARTS & EQUIPMENT: 0.40%
    151,800  AMERIGON INCORPORATED+                                                                                    2,246,640
                                                                                                                  --------------
BIOPHARMACEUTICALS: 3.05%
    613,400  APPLERA CORPORATION-CELERA GROUP+                                                                         9,016,980
    655,100  HUMAN GENOME SCIENCES INCORPORATED+                                                                       3,858,539
    432,200  ZYMOGENETICS INCORPORATED<<+                                                                              4,235,560

                                                                                                                      17,111,079
                                                                                                                  --------------
BUSINESS SERVICES: 15.17%
  2,669,900  ART TECHNOLOGY GROUP INCORPORATED+                                                                       10,359,212
    506,500  COMMVAULT SYSTEMS INCORPORATED<<+                                                                         6,280,600
    171,300  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                       5,318,865
    198,500  EPICOR SOFTWARE CORPORATION<<+                                                                            2,223,200
    818,900  FALCONSTOR SOFTWARE INCORPORATED<<+                                                                       6,231,829
    343,800  HILL INTERNATIONAL INCORPORATED+                                                                          4,300,938
    614,000  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED<<+                                                              4,033,980
    479,600  OMNICELL INCORPORATED<<+                                                                                  9,639,960
    291,940  PARAMETRIC TECHNOLOGY CORPORATION<<+                                                                      4,665,201
    153,300  PHASE FORWARD INCORPORATED+                                                                               2,618,364
    408,300  QUEST SOFTWARE INCORPORATED+                                                                              5,336,481
    419,000  S1 CORPORATION+                                                                                           2,979,090
    558,400  SKILLSOFT PLC ADR+                                                                                        5,846,448
    292,700  SUCCESSFACTORS INCORPORATED<<+                                                                            2,856,752
    289,800  TELETECH HOLDINGS INCORPORATED<<+                                                                         6,508,908
    198,400  ULTIMATE SOFTWARE GROUP INCORPORATED<<+                                                                   5,963,904

                                                                                                                      85,163,732
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 5.12%
    418,600  ALEXZA PHARMACEUTICALS INCORPORATED<<+                                                                    2,879,968
    385,600  ALKERMES INCORPORATED<<+                                                                                  4,580,928
    295,600  ALNYLAM PHARMACEUTICALS INCORPORATED<<+                                                                   7,212,640
  1,394,800  INDEVUS PHARMACEUTICALS INCORPORATED<<+                                                                   6,653,196
    297,800  K-V PHARMACEUTICAL COMPANY CLASS A<<+                                                                     7,433,088

                                                                                                                      28,759,820
                                                                                                                  --------------
COMMERCIAL SERVICES: 1.11%
    355,000  AERCAP HOLDINGS NV+                                                                                       6,240,900
                                                                                                                  --------------
COMMUNICATIONS: 3.90%
    263,100  NEUSTAR INCORPORATED CLASS A+                                                                             6,966,888
    257,600  NEUTRAL TANDEM INCORPORATION+                                                                             4,639,376
    255,267  SAVVIS INCORPORATED+                                                                                      4,153,189
    397,800  TIME WARNER TELECOM INCORPORATED<<+                                                                       6,161,922

                                                                                                                      21,921,375
                                                                                                                  --------------

186 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.42%
    463,800  MATRIX SERVICE COMPANY+                                                                              $    7,968,084
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS: 0.90%
    198,900  SIGNATURE BANK+                                                                                           5,071,950
                                                                                                                  --------------

EATING & DRINKING PLACES: 1.42%
     48,400  CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+                                                              4,699,156
    335,900  TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                                   3,291,820

                                                                                                                       7,990,976
                                                                                                                  --------------

EDUCATIONAL SERVICES: 0.94%
    729,400  CORINTHIAN COLLEGES INCORPORATED<<+                                                                       5,273,562
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.94%
    567,300  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                              3,188,226
    556,200  EVERGREEN SOLAR INCORPORATED<<+                                                                           5,155,974
    728,000  INTEGRATED DEVICE TECHNOLOGY INCORPORATED<<+                                                              6,501,040
    481,300  MATTSON TECHNOLOGY INCORPORATED<<+                                                                        2,931,117
    183,700  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                       4,434,518
    385,200  OSI SYSTEMS INCORPORATED+                                                                                 8,867,304
    302,000  PLEXUS CORPORATION+                                                                                       8,471,100
    801,500  PMC-SIERRA INCORPORATED<<+                                                                                4,568,550
    385,900  POLYCOM INCORPORATED+                                                                                     8,698,186
    330,000  SILICON LABORATORIES INCORPORATED+                                                                       10,408,200
    272,900  TESSERA TECHNOLOGIES INCORPORATED<<+                                                                      5,676,320
    134,100  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   3,774,915

                                                                                                                      72,675,450
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.31%
     76,800  GEN-PROBE INCORPORATED<<+                                                                                 3,701,760
    482,000  ISIS PHARMACEUTICALS INCORPORATED+                                                                        6,801,020
    856,000  RTI BIOLOGICS INCORPORATION+                                                                              8,089,200

                                                                                                                      18,591,980
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.93%
    558,100  TASER INTERNATIONAL INCORPORATED+                                                                         5,246,140
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 0.35%
    263,200  CARDICA INCORPORATED<<+                                                                                   1,945,048
                                                                                                                  --------------

GENERAL MERCHANDISE STORES: 1.01%
    571,000  99 CENTS ONLY STORES<<+                                                                                   5,647,190
                                                                                                                  --------------

HEALTH SERVICES: 2.05%
    246,600  GENOPTIX INCORPORATED<<+                                                                                  6,167,466
    150,800  HEALTHWAYS INCORPORATED+                                                                                  5,329,272

                                                                                                                      11,496,738
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES: 0.35%
    252,300  CAPITAL LEASE FUNDING INCORPORATED                                                                        1,960,371
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.22%
    168,000  ARCSIGHT INCORPORATED+                                                                                    1,160,880
    898,200  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              6,556,860
    413,400  DATA DOMAIN INCORPORATED<<+                                                                               9,838,920
    390,000  FLOTEK INDUSTRIES INCORPORATED+                                                                           5,690,100

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 187


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    661,400  FLOW INTERNATIONAL CORPORATION+                                                                      $    6,144,406
    116,200  NDS GROUP PLC ADR+                                                                                        5,678,694
    313,200  NUANCE COMMUNICATIONS INCORPORATED<<+                                                                     5,452,812

                                                                                                                      40,522,672
                                                                                                                  --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.69%
    762,200  SUNOPTA INCORPORATED<<+                                                                                   3,887,220
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.70%
    386,400  ARGON ST INCORPORATED+                                                                                    6,572,664
    500,100  CERUS CORPORATION<<+                                                                                      2,885,577
    338,500  DEXCOM INCORPORATED<<+                                                                                    1,401,390
    549,700  INFINERA CORPORATION<<+                                                                                   6,596,400
     61,400  INTEGRA LIFESCIENCES HOLDINGS+                                                                            2,669,058
    615,200  ION GEOPHYSICAL CORPORATION+                                                                              8,489,760
    358,200  IRIS INTERNATIONAL INCORPORATED+                                                                          4,753,314
    298,800  NXSTAGE MEDICAL INCORPORATED<<+                                                                           1,290,816
  1,169,700  ORTHOVITA INCORPORATED+(i)                                                                                3,017,826
    274,700  SONOSITE INCORPORATED<<+                                                                                  7,809,721
    627,900  THORATEC CORPORATION+                                                                                     8,972,691

                                                                                                                      54,459,217
                                                                                                                  --------------

METAL MINING: 1.48%
    678,100  MINEFINDERS CORPORATION LIMITED<<+                                                                        8,327,068
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.70%
    172,000  LEAPFROG ENTERPRISES INCORPORATED<<+                                                                      1,212,600
    579,900  TOMOTHERAPY INCORPORATED<<+                                                                               8,321,565

                                                                                                                       9,534,165
                                                                                                                  --------------

MOTION PICTURES: 1.06%
    438,700  MACROVISION CORPORATION+                                                                                  5,922,450
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.57%
    332,211  CAPITALSOURCE INCORPORATED                                                                                3,212,480
                                                                                                                  --------------

OIL & GAS EXTRACTION: 6.16%
    161,500  CONTINENTAL RESOURCES INCORPORATED<<+                                                                     5,150,235
    173,200  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                5,455,800
    410,700  PETROHAWK ENERGY CORPORATION<<+                                                                           8,283,819
    426,000  TESCO CORPORATION+                                                                                       10,202,700
    445,300  TXCO RESOURCES INCORPORATED<<+                                                                            5,512,814

                                                                                                                      34,605,368
                                                                                                                  --------------

PERSONAL SERVICES: 1.24%
    247,900  COINSTAR INCORPORATED+                                                                                    6,975,906
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 1.21%
    123,600  HAYNES INTERNATIONAL INCORPORATED<<+                                                                      6,783,168
                                                                                                                  --------------

REAL ESTATE: 0.45%
    151,700  DUPONT FABROS TECHNOLOGY INCORPORATION                                                                    2,501,533
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.49%
    255,800  JARDEN CORPORATION+                                                                                       5,561,092
    253,700  METABOLIX INCORPORATION<<+                                                                                2,778,015

                                                                                                                       8,339,107
                                                                                                                  --------------

188 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.56%
    176,900  EVERCORE PARTNERS INCORPORATED CLASS A<<                                                             $    3,139,975
                                                                                                                  --------------
SOCIAL SERVICES: 1.30%
    243,500  PROVIDENCE SERVICE CORPORATION<<+                                                                         7,305,000
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.93%
    788,100  AIRTRAN HOLDINGS INCORPORATED+                                                                            5,201,460
                                                                                                                  --------------
TRANSPORTATION SERVICES: 1.26%
    215,400  HUB GROUP INCORPORATED CLASS A<<+                                                                         7,084,506
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.83%
    215,900  HERBALIFE LIMITED                                                                                        10,255,250
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.37%
    317,200  FGX INTERNATIONAL HOLDINGS LIMITED+                                                                       3,793,712
    290,800  TECH DATA CORPORATION+                                                                                    9,538,240

                                                                                                                      13,331,952
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $613,448,608)                                                                              551,679,955
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 20.41%
-
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.82%-
    332,798  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 332,798
  1,413,312  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  1,413,312
  1,271,981  DREYFUS CASH MANAGEMENT FUND                                                                              1,271,981
  1,554,643  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,554,643

                                                                                                                       4,572,734
                                                                                                                  --------------

  PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 19.59%
$ 2,967,955  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008         2,964,431
    522,925  APRECO LLC                                                                2.70         04/17/2008           522,298
    565,325  APRECO LLC                                                                3.10         04/07/2008           565,033
  3,420,215  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008         3,414,895
    220,477  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00         04/18/2008           220,164
    706,656  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008           705,950
  4,621,530  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,621,928)                                               3.10         04/01/2008         4,621,530
    706,656  BANK OF IRELAND+/-++                                                      3.06         10/14/2008           706,440
    141,331  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $141,341)                                                           2.50         04/01/2008           141,331
    565,325  BNP PARIBAS+/-                                                            3.13         08/07/2008           564,865
  1,780,773  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,780,923)                                                         3.04         04/01/2008         1,780,773
  3,123,419  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,123,686)                                                         3.08         04/01/2008         3,123,419
  1,498,111  BRYANT BANK FUNDING                                                       2.98         04/09/2008         1,497,119
    423,994  CAFCO LLC                                                                 2.70         04/18/2008           423,453
  1,164,569  CAFCO LLC                                                                 3.08         04/07/2008         1,163,971
  2,897,290  CHARIOT FUNDING LLC                                                       2.97         04/14/2008         2,894,182
  2,119,968  CHARTA LLC                                                                3.08         04/09/2008         2,118,517
  1,837,306  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12         02/25/2008         1,653,575
  1,413,312  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18         05/19/2008         1,271,981
  2,826,624  CIESCO LLC                                                                3.08         04/08/2008         2,824,931
  2,854,890  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008         2,854,890
  4,536,731  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $4,537,122)                                3.10         04/01/2008         4,536,731

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 189


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 2,119,968  CULLINAN FINANCE CORPORATION+/-++                                         3.08%        08/04/2008    $    2,113,610
    833,854  EBBETS FUNDING LLC                                                        3.65         04/01/2008           833,854
  1,441,578  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008         1,439,656
  1,130,650  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008         1,129,776
  1,413,312  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008         1,411,718
    551,192  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008           550,591
    706,656  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008           706,314
  2,826,624  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008         2,813,972
  2,286,739  GALLEON CAPITAL LLC                                                       2.88         04/16/2008         2,283,995
  1,130,650  GALLEON CAPITAL LLC                                                       3.10         04/18/2008         1,128,994
  1,469,844  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008         1,467,284
  1,978,637  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008         1,978,454
  2,077,569  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,077,742)                                               3.00         04/01/2008         2,077,569
  5,808,712  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $5,809,220)                           3.15         04/01/2008         5,808,712
    282,662  HARRIER FINANCE FUNDING LLC+/-                                            2.62         04/25/2008           282,662
  1,837,306  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008         1,837,306
    706,656  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008           706,004
  1,710,107  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,710,254)                                               3.10         04/01/2008         1,710,107
  1,215,448  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,215,551)                                3.04         04/01/2008         1,215,448
    282,662  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008           282,662
    989,318  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008           988,824
  1,413,312  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008         1,403,812
  2,119,968  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008         2,116,108
     22,613  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008            22,597
  1,356,779  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008         1,356,412
    130,731  MORGAN STANLEY+/-                                                         2.94         10/15/2008           130,665
  1,210,477  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,210,561)                                               2.50         04/01/2008         1,210,477
  2,134,101  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,134,284)                                               3.08         04/01/2008         2,134,101
  1,413,312  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008         1,404,326
  1,978,637  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008         1,975,417
  1,283,174  OLD LINE FUNDING CORPORATION                                              3.04         04/04/2008         1,282,849
    409,860  PICAROS FUNDING LLC                                                       2.60         04/11/2008           409,564
  1,413,312  RANGER FUNDING CORPORATION                                                2.71         04/18/2008         1,411,503
    847,987  SCALDIS CAPITAL LIMITED                                                   2.82         04/17/2008           846,924
  1,017,585  SEDNA FINANCE INCORPORATED+/-++                                           3.03         04/10/2008         1,017,266
    847,987  SHEFFIELD RECEIVABLES CORPORATION                                         3.25         04/02/2008           847,911
    565,325  SLM CORPORATION+/-++                                                      2.94         05/12/2008           564,305
    876,253  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.27         04/03/2008           781,268
  1,413,312  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.47         02/15/2008         1,260,109
    169,597  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/03/2008           169,571
  1,413,312  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/15/2008         1,411,746
  1,780,773  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10         04/15/2008         1,778,626
    847,987  THUNDER BAY FUNDING INCORPORATED                                          2.75         04/15/2008           847,080
    473,629  THUNDER BAY FUNDING INCORPORATED                                          2.80         04/04/2008           473,519
  1,413,312  TULIP FUNDING CORPORATION                                                 2.88         04/21/2008         1,411,051
    706,656  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84         10/14/2008           706,186
    706,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09         10/08/2008           706,255
    423,994  VARIABLE FUNDING CAPITAL CORPORATION                                      3.02         04/04/2008           423,887
  1,413,312  VERSAILLES CDS LLC                                                        3.00         04/11/2008         1,412,134
    706,656  VERSAILLES CDS LLC                                                        3.45         04/08/2008           706,182

190 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$ 1,215,448  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.44%        07/28/2008    $    1,083,694
    706,656  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.47         08/07/2008           630,054
  1,413,312  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                       5.41         02/22/2008         1,342,646
  3,391,949  YORKTOWN CAPITAL LLC                                                      2.72         04/03/2008         3,391,439

                                                                                                                     110,007,675
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $115,052,145)                                                          114,580,409
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 2.74%
 15,401,791  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             15,401,791
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,401,791)                                                                       15,401,791
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $743,902,544)*                                             121.41%                                          $  681,662,155
OTHER ASSETS AND LIABILITIES, NET                                (21.41)                                            (120,188,588)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  561,473,567
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $15,401,791.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 191


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 97.78%

APPAREL & ACCESSORY STORES: 2.94%
    226,790  CARTER'S INCORPORATED<<+                                                                             $    3,662,659
    217,000  DSW INCORPORATED CLASS A<<+                                                                               2,810,150
    177,180  TWEEN BRANDS INCORPORATED<<+                                                                              4,383,433

                                                                                                                      10,856,242
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.59%
    251,120  ASBURY AUTOMOTIVE GROUP INCORPORATED                                                                      3,455,411
    202,980  MARINEMAX INCORPORATED<<+                                                                                 2,529,131
    174,750  SONIC AUTOMOTIVE INCORPORATED                                                                             3,591,113

                                                                                                                       9,575,655
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.95%
    257,056  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED<<+                                                           3,506,244
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.70%
     79,170  RYLAND GROUP INCORPORATED<<                                                                               2,603,901
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.54%
    274,590  BUILDERS FIRSTSOURCE INCORPORATED<<+                                                                      1,993,523
                                                                                                                  --------------
BUSINESS SERVICES: 6.91%
    227,340  AIRCASTLE LIMITED                                                                                         2,557,575
    138,130  AVOCENT CORPORATION+                                                                                      2,334,397
    101,050  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                           3,287,157
     47,280  MICROSTRATEGY INCORPORATED CLASS A+                                                                       3,498,247
    401,400  ON ASSIGNMENT INCORPORATED<<+                                                                             2,548,890
    258,590  RENT-A-CENTER INCORPORATED<<+                                                                             4,745,127
    135,980  SYNNEX CORPORATION+                                                                                       2,885,496
    154,900  TAL INTERNATIONAL GROUP INCORPORATED<<                                                                    3,650,993

                                                                                                                      25,507,882
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.55%
     71,110  CYTEC INDUSTRIES INCORPORATED                                                                             3,829,274
    243,900  ELIZABETH ARDEN INCORPORATED<<+                                                                           4,865,805
    134,420  ROCKWOOD HOLDINGS INCORPORATED<<+                                                                         4,404,943

                                                                                                                      13,100,022
                                                                                                                  --------------
COMMUNICATIONS: 1.30%
  1,128,680  CINCINNATI BELL INCORPORATED<<+                                                                           4,808,177
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.29%
    473,240  CHAMPION ENTERPRISES INCORPORATED<<+                                                                      4,746,597
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 11.68%
    197,590  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          2,092,478
    275,120  DIME COMMUNITY BANCSHARES                                                                                 4,809,098
    159,040  EAST WEST BANCORP INCORPORATED                                                                            2,822,960
    232,690  FIRSTMERIT CORPORATION<<                                                                                  4,807,375
     84,060  IBERIABANK CORPORATION                                                                                    3,719,655
    181,550  PACIFIC CAPITAL BANCORP<<                                                                                 3,903,325
    164,180  PRIVATEBANCORP INCORPORATED<<                                                                             5,166,745
    201,860  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                 2,854,300
    211,040  SOUTH FINANCIAL GROUP INCORPORATED<<                                                                      3,136,054
    341,440  UCBH HOLDINGS INCORPORATED                                                                                2,649,574

192 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)
    218,910  UMPQUA HOLDINGS CORPORATION                                                                          $    3,395,294
    107,490  WINTRUST FINANCIAL CORPORATION                                                                            3,756,776

                                                                                                                      43,113,634
                                                                                                                  --------------
EATING & DRINKING PLACES: 1.83%
    289,850  CKE RESTAURANTS INCORPORATED<<                                                                            3,252,117
    215,100  LANDRY'S RESTAURANTS INCORPORATED<<                                                                       3,501,828

                                                                                                                       6,753,945
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.77%
    126,400  PORTLAND GENERAL ELECTRIC COMPANY                                                                         2,850,320
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.14%
    115,400  AO SMITH CORPORATION                                                                                      3,793,198
    160,300  COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                 6,251,700
    225,940  GREATBATCH INCORPORATED<<+                                                                                4,159,555
    166,800  HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                     2,653,788
    665,600  ON SEMICONDUCTOR CORPORATION<<+                                                                           3,780,608
    290,600  PHOTRONICS INCORPORATED+                                                                                  2,775,230
  1,057,890  POWERWAVE TECHNOLOGIES<<+                                                                                 2,697,620
     85,920  REGAL-BELOIT CORPORATION+                                                                                 3,147,250
    102,880  ROGERS CORPORATION<<+                                                                                     3,437,221
    196,510  TECHNITROL INCORPORATED                                                                                   4,545,276
    365,370  TTM TECHNOLOGIES INCORPORATED+                                                                            4,135,988
    151,070  WESTAR ENERGY INCORPORATED                                                                                3,439,864

                                                                                                                      44,817,298
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.92%
    221,750  HERCULES INCORPORATED<<                                                                                   4,055,808
    149,200  PILGRIMS PRIDE CORPORATION<<                                                                              3,018,316

                                                                                                                       7,074,124
                                                                                                                  --------------
FURNITURE & FIXTURES: 1.74%
    358,000  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                             4,188,600
    296,500  SEALY CORPORATION<<                                                                                       2,253,400

                                                                                                                       6,442,000
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 0.90%
    233,790  CABELA'S INCORPORTED<<+                                                                                   3,310,466
                                                                                                                  --------------
HEALTH SERVICES: 2.33%
    124,640  AMSURG CORPORATION+                                                                                       2,951,475
    142,750  MAGELLAN HEALTH SERVICES INCORPORATED<<+                                                                  5,665,748

                                                                                                                       8,617,223
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 8.13%
    158,340  AMERICAN CAMPUS COMMUNITIES<<                                                                             4,332,182
    190,790  BIOMED REALTY TRUST INCORPORATED                                                                          4,557,973
    124,090  CORPORATE OFFICE PROPERTIES TRUST                                                                         4,170,665
    170,670  EQUITY ONE INCORPORATED<<                                                                                 4,090,960
    223,690  FIRST POTOMAC REALTY TRUST                                                                                3,438,115
    234,100  FRANKLIN STREET PROPERTIES CORPORATION<<                                                                  3,352,312
    114,090  LASALLE HOTEL PROPERTIES                                                                                  3,277,806
    174,560  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                     2,794,706

                                                                                                                      30,014,719
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 193


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.16%
      141,910   GAYLORD ENTERTAINMENT COMPANY<<+                                                                      $   4,298,454
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.64%
      161,300   DIEBOLD INCORPORATED                                                                                      6,056,815
                                                                                                                      -------------
INSURANCE CARRIERS: 6.12%
      283,950   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                         2,635,056
       97,971   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                3,479,936
      129,450   ASSURED GUARANTY LIMITED<<                                                                                3,073,143
      277,880   HEALTHSPRING INCORPORATED+                                                                                3,912,550
      137,210   PLATINUM UNDERWRITERS HOLDINGS LIMITED<<                                                                  4,453,837
      134,440   UNITED FIRE & CASUALTY COMPANY                                                                            5,028,056

                                                                                                                         22,582,578
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.89%
      144,080   CUTERA INCORPORATED<<+                                                                                    1,940,758
      107,550   DRS TECHNOLOGIES INCORPORATED                                                                             6,268,014
      249,570   EAGLE TEST SYSTEMS INCORPORATED+                                                                          2,620,485
      226,000   MKS INSTRUMENTS INCORPORATED<<+                                                                           4,836,400
      143,700   SYMMETRY MEDICAL INCORPORATED<<+                                                                          2,385,420

                                                                                                                         18,051,077
                                                                                                                      -------------
METAL FABRICATE, HARDWARE: 2.15%
      234,900   CHART INDUSTRIES INCORPORATED+                                                                            7,949,016
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.72%
      126,290   RC2 CORPORATION+                                                                                          2,648,301
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 0.48%
       64,730   DOLLAR TREE INCORPORATED+                                                                                 1,785,901
                                                                                                                      -------------
OIL & GAS EXTRACTION: 5.12%
      174,530   GOODRICH PETROLEUM CORPORATION<<+                                                                         5,249,862
      164,680   HERCULES OFFSHORE INCORPORATED<<+                                                                         4,136,762
      291,870   KEY ENERGY SERVICES INCORPORATED+                                                                         3,916,895
      207,310   MARINER ENERGY INCORPORATED+                                                                              5,599,443

                                                                                                                         18,902,962
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.18%
      329,700   HEADWATERS INCORPORATED<<+                                                                                4,348,743
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.93%
      230,580   COOPER TIRE & RUBBER COMPANY                                                                              3,451,783
                                                                                                                      -------------
SOCIAL SERVICES: 1.02%
      219,200   RES-CARE INCORPORATED+                                                                                    3,759,280
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.94%
      107,830   CABOT MICROELECTRONICS CORPORATION<<+                                                                     3,466,735
                                                                                                                      -------------
TRANSPORTATION BY AIR: 0.87%
      484,040   AIRTRAN HOLDINGS INCORPORATED<<+                                                                          3,194,664
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 4.04%
      143,440   AFTERMARKET TECHNOLOGY CORPORATION+                                                                       2,788,474
      383,560   ARVIN INDUSTRIES INCORPORATED<<                                                                           4,798,336
      194,740   MARTEN TRANSPORT LIMITED+                                                                                 3,022,365
      154,410   TENNECO AUTOMOTIVE INCORPORATED+                                                                          4,314,215

                                                                                                                         14,923,390
                                                                                                                      -------------

194 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
TRANSPORTATION SERVICES: 1.18%
      111,570   GATX CORPORATION                                                                                      $   4,359,040
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 3.13%
      160,790   A.M. CASTLE & COMPANY                                                                                     4,341,330
      159,730   INTERLINE BRANDS INCORPORATED+                                                                            2,962,992
      116,200   WESCO INTERNATIONAL INCORPORATED+                                                                         4,240,135
                                                                                                                         11,544,457
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $426,791,125)                                                                                 361,015,168
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 17.87%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.71%
      191,615   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 191,615
      813,743   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    813,743
      732,368   DREYFUS CASH MANAGEMENT FUND                                                                                732,368
      895,117   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      895,117

                                                                                                                          2,632,843
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.16%
$   1,708,859   AMSTEL FUNDING CORPORATION                                                 2.85%        04/16/2008        1,706,830
      301,085   APRECO LLC                                                                 2.70         04/17/2008          300,723
      325,497   APRECO LLC                                                                 3.10         04/07/2008          325,329
    1,969,257   ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80         04/21/2008        1,966,194
      126,944   ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00         04/18/2008          126,764
      406,871   BANCO SANTANDER TOTTA LOAN+/-++                                            2.83         10/15/2008          406,465
    2,660,938   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $2,661,167)                                                          3.10         04/01/2008        2,660,938
      406,871   BANK OF IRELAND+/-++                                                       3.06         10/14/2008          406,747
       81,374   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
                $81,380)                                                                   2.50         04/01/2008           81,374
      325,497   BNP PARIBAS+/-                                                             3.13         08/07/2008          325,232
    1,025,316   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,025,403)                                                          3.04         04/01/2008        1,025,316
    1,798,371   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,798,525)                                                          3.08         04/01/2008        1,798,371
      862,567   BRYANT BANK FUNDING                                                        2.98         04/09/2008          861,996
      244,123   CAFCO LLC                                                                  2.70         04/18/2008          243,812
      670,524   CAFCO LLC                                                                  3.08         04/07/2008          670,180
    1,668,172   CHARIOT FUNDING LLC                                                        2.97         04/14/2008        1,666,383
    1,220,614   CHARTA LLC                                                                 3.08         04/09/2008        1,219,778
    1,057,865   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12         02/25/2008          952,079
      813,743   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18         05/19/2008          732,368
    1,627,485   CIESCO LLC                                                                 3.08         04/08/2008        1,626,510
    1,643,760   CLIPPER RECEIVABLES CORPORATION                                            3.32         04/01/2008        1,643,760
    2,612,114   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,612,339)                                                3.10         04/01/2008        2,612,114
    1,220,614   CULLINAN FINANCE CORPORATION+/-++                                          3.08         08/04/2008        1,216,953
      480,108   EBBETS FUNDING LLC                                                         3.65         04/01/2008          480,108
      830,017   ERASMUS CAPITAL CORPORATION                                                3.00         04/17/2008          828,911
      650,994   ERASMUS CAPITAL CORPORATION                                                3.09         04/10/2008          650,491
      813,743   EUREKA SECURITIZATION INCORPORATED                                         2.90         04/15/2008          812,825
      317,360   FAIRWAY FINANCE CORPORATION                                                2.80         04/15/2008          317,014
      406,871   FAIRWAY FINANCE CORPORATION                                                2.90         04/07/2008          406,675
    1,627,485   FIVE FINANCE INCORPORATED+/-++                                             4.50         07/09/2008        1,620,200
    1,316,635   GALLEON CAPITAL LLC                                                        2.88         04/16/2008        1,315,055
      650,994   GALLEON CAPITAL LLC                                                        3.10         04/18/2008          650,041
      846,292   GEMINI SECURITIZATION INCORPORATED                                         2.85         04/23/2008          844,818

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 195


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,139,240   GEMINI SECURITIZATION INCORPORATED                                         3.32%        04/02/2008    $   1,139,134
    1,196,202   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,196,302)                                                3.00         04/01/2008        1,196,202
    3,344,482   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $3,344,775)                                 3.15         04/01/2008        3,344,482
      162,749   HARRIER FINANCE FUNDING LLC+/-                                             2.62         04/25/2008          162,749
    1,057,865   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90         10/16/2008        1,057,865
      406,871   INTESA BANK (IRELAND) PLC+/-++                                             2.61         10/24/2008          406,496
      984,628   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $984,713)                                                            3.10         04/01/2008          984,628
      699,819   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $699,878)                                   3.04         04/01/2008          699,819
      162,749   KESTREL FUNDING US LLC+/-                                                  2.62         04/25/2008          162,749
      569,620   LIBERTY STREET FUNDING CORPORATION                                         3.00         04/07/2008          569,335
      813,743   LINKS FINANCE LLC+/-++                                                     3.09         08/15/2008          808,273
    1,220,614   MONT BLANC CAPITAL CORPORATION                                             2.86         04/24/2008        1,218,391
       13,020   MONT BLANC CAPITAL CORPORATION                                             3.20         04/09/2008           13,011
      781,193   MONT BLANC CAPITAL CORPORATION                                             3.25         04/04/2008          780,981
       75,271   MORGAN STANLEY+/-                                                          2.94         10/15/2008           75,233
    1,228,751   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,228,856)                                                          3.08         04/01/2008        1,228,751
      696,956   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $697,004)                                                            2.50         04/01/2008          696,956
      813,743   NORTHERN ROCK PLC+/-++                                                     3.14         10/03/2008          808,569
    1,139,240   OLD LINE FUNDING CORPORATION                                               2.79         04/22/2008        1,137,385
      738,813   OLD LINE FUNDING CORPORATION                                               3.04         04/04/2008          738,626
      235,985   PICAROS FUNDING LLC                                                        2.60         04/11/2008          235,815
      813,743   RANGER FUNDING CORPORATION                                                 2.71         04/18/2008          812,701
      488,246   SCALDIS CAPITAL LIMITED                                                    2.82         04/17/2008          487,634
      585,895   SEDNA FINANCE INCORPORATED+/-++                                            3.03         04/10/2008          585,711
      488,246   SHEFFIELD RECEIVABLES CORPORATION                                          3.25         04/02/2008          488,201
      325,497   SLM CORPORATION+/-++                                                       2.94         05/12/2008          324,910
      504,520   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27         04/03/2008          449,830
      813,743   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47         02/15/2008          725,533
       97,649   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/03/2008           97,634
      813,743   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/15/2008          812,841
    1,025,316   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10         04/15/2008        1,024,080
      488,246   THUNDER BAY FUNDING INCORPORATED                                           2.75         04/15/2008          487,723
      272,701   THUNDER BAY FUNDING INCORPORATED                                           2.80         04/04/2008          272,638
      813,743   TULIP FUNDING CORPORATION                                                  2.88         04/21/2008          812,441
      406,871   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84         10/14/2008          406,601
      406,871   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09         10/08/2008          406,640
      244,123   VARIABLE FUNDING CAPITAL CORPORATION                                       3.02         04/04/2008          244,061
      813,743   VERSAILLES CDS LLC                                                         3.00         04/11/2008          813,064
      406,871   VERSAILLES CDS LLC                                                         3.45         04/08/2008          406,598
      699,819   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44         07/28/2008          623,958
      406,871   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47         08/07/2008          362,766
      813,743   WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41         02/22/2008          773,055
    1,952,982   YORKTOWN CAPITAL LLC                                                       2.72         04/03/2008        1,952,687

                                                                                                                         63,339,111
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $66,410,199)                                                               65,971,954
                                                                                                                      -------------

196 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS: 1.27%
    4,684,767   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $   4,684,767
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 4,684,767)                                                                           4,684,767
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $497,886,091)*                           116.92%                                                                $ 431,671,889
OTHER ASSETS AND LIABILITIES, NET              (16.92)                                                                  (62,453,883)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 369,218,006
                                               ------                                                                 -------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $4,684,767.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 197


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 97.03%

AMUSEMENT & RECREATION SERVICES: 0.40%
      135,105   CENTURY CASINOS INCORPORATED+                                                                         $     437,740
       38,100   LAKES ENTERTAINMENT INCORPORATED+                                                                           168,402
      242,200   WESTWOOD ONE INCORPORATED+                                                                                  508,620

                                                                                                                          1,114,762
                                                                                                                      -------------

APPAREL & ACCESSORY STORES: 1.86%
       48,600   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       842,724
      125,400   CHARMING SHOPPES INCORPORATED+                                                                              605,682
       19,600   CHRISTOPHER & BANKS CORPORATION                                                                             195,804
       16,300   CITI TRENDS INCORPORATED+                                                                                   300,735
      106,000   COLDWATER CREEK INCORPORATED+                                                                               535,300
       17,000   COLLECTIVE BRANDS INCORPORATED+                                                                             206,040
      103,211   DELIA*S INCORPORATED+                                                                                       275,573
       55,200   HEELYS INCORPORATED+                                                                                        236,808
      127,000   NEW YORK AND COMPANY INCORPORATED+                                                                          728,980
       15,900   STAGE STORES INCORPORATED                                                                                   257,580
       45,100   THE CATO CORPORATION CLASS A                                                                                673,794
      106,800   WET SEAL INCORPORATED CLASS A+                                                                              362,052

                                                                                                                          5,221,072
                                                                                                                      -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.67%
       55,300   MAIDENFORM BRANDS INCORPORATED+                                                                             899,731
       34,700   MOTHERS WORK INCORPORATED+                                                                                  579,837
       10,900   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       220,289
       39,900   TEFRON LIMITED+                                                                                             176,358

                                                                                                                          1,876,215
                                                                                                                      -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.11%
       25,025   AMERICA'S CAR-MART INCORPORATED+                                                                            315,065
                                                                                                                      -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.55%
       91,370   MONRO MUFFLER BRAKE INCORPORATED                                                                          1,544,153
                                                                                                                      -------------

BIOPHARMACEUTICALS: 0.05%
        2,100   CEPHALON INCORPORATED+                                                                                      135,240
                                                                                                                      -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.59%
       21,806   CAVCO INDUSTRIES INCORPORATED+                                                                              764,082
      106,803   LEVITT CORPORATION CLASS A                                                                                  211,470
       87,065   PALM HARBOR HOMES INCORPORATED+                                                                             457,962
        6,100   PERINI CORPORATION+                                                                                         221,003

                                                                                                                          1,654,517
                                                                                                                      -------------

BUSINESS SERVICES: 12.32%
      432,545   3COM CORPORATION+                                                                                           990,528
       58,895   ABM INDUSTRIES INCORPORATED                                                                               1,321,604
       69,700   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                      436,322
      329,000   APAC CUSTOMER SERVICES INCORPORATED+                                                                        285,737
      261,792   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                     2,521,057
      272,700   BORLAND SOFTWARE CORPORATION+                                                                               550,854
       63,800   CAI INTERNATIONAL INCORPORATED+                                                                             820,468
       16,700   COMSYS IT PARTNERS INCORPORATED+                                                                            141,282
      253,200   CONVERGYS CORPORATION+                                                                                    3,813,192
       20,800   COREL CORPORATION+                                                                                          226,724

198 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
BUSINESS SERVICES (continued)
        7,345   DELUXE CORPORATION                                                                                    $     141,097
       18,200   EARTHLINK INCORPORATED+                                                                                     137,410
       21,100   ELECTRO RENT CORPORATION                                                                                    319,665
       47,900   FAIR ISAAC CORPORATION                                                                                    1,030,808
       64,050   GERBER SCIENTIFIC INCORPORATED+                                                                             569,405
       29,331   GEVITY HR INCORPORATED                                                                                      254,006
       93,400   GSE SYSTEMS INCORPORATED+                                                                                   760,276
       70,300   HACKETT GROUP INCORPORATED+                                                                                 274,873
       97,242   HEALTHCARE SERVICES GROUP                                                                                 2,007,075
      361,375   HILL INTERNATIONAL INCORPORATED+                                                                          4,520,801
      181,400   HLTH CORPORATION+                                                                                         1,730,556
       64,100   I2 TECHNOLOGIES INCORPORATED+                                                                               721,766
       90,600   INFOUSA INCORPORATED                                                                                        553,566
       76,100   JDA SOFTWARE GROUP INCORPORATED+                                                                          1,388,825
       26,900   LAWSON SOFTWARE INCORPORATED+                                                                               202,557
      208,400   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                       698,140
       27,900   MENTOR GRAPHICS CORPORATION+                                                                                246,357
      210,600   MIDWAY GAMES INCORPORATED+                                                                                  568,620
       41,300   MONSTER WORLDWIDE INCORPORATED+                                                                             999,873
       39,700   MSC SOFTWARE CORPORATION+                                                                                   515,703
       37,100   NOVELL INCORPORATED+                                                                                        233,359
       39,000   PEGASYSTEMS INCORPORATED                                                                                    375,570
       20,400   PEROT SYSTEMS CORPORATION CLASS A+                                                                          306,816
       64,700   PLATO LEARNING INCORPORATED+                                                                                189,571
       38,245   REALNETWORKS INCORPORATED+                                                                                  219,144
       49,200   SPSS INCORPORATED+                                                                                        1,907,976
       94,600   SUPPORTSOFT INCORPORATED+                                                                                   312,180
       17,000   SYBASE INCORPORATED+                                                                                        447,100
       18,000   SYKES ENTERPRISES INCORPORATED+                                                                             316,620
      141,430   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                   1,127,197
       10,700   WEBSENSE INCORPORATED+                                                                                      200,625
       25,400   WEBSITE PROS INCORPORATED+                                                                                  249,682

                                                                                                                         34,634,987
                                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS: 2.43%
       17,735   ALPHARMA INCORPORATED CLASS A+                                                                              464,834
        4,800   CHATTEM INCORPORATED+                                                                                       318,432
       46,735   COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                    774,399
       85,400   DRAXIS HEALTH INCORPORATED+                                                                                 408,212
       36,000   ELIZABETH ARDEN INCORPORATED+                                                                               718,200
       60,700   ICO INCORPORATED+                                                                                           421,258
       55,900   LANDEC CORPORATION+                                                                                         471,237
       35,000   NOVEN PHARMACEUTICALS INCORPORATED+                                                                         314,300
      115,355   ORASURE TECHNOLOGIES INCORPORATED+                                                                          843,245
        3,700   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                   64,343
       97,235   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                      795,382
       12,400   ROCKWOOD HOLDINGS INCORPORATED+                                                                             406,348
        8,800   RPM INTERNATIONAL INCORPORATED                                                                              184,272
       18,700   SCIELE PHARMA INCORPORATED+                                                                                 364,650
       58,653   SERACARE LIFE SCIENCES INCORPORATED+                                                                        290,332
      163,505   WELLMAN INCORPORATED+                                                                                         4,088

                                                                                                                          6,843,532
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 199


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
COMMUNICATIONS: 1.63%
       63,935   CHINA GRENTECH CORPORATION LIMITED ADR+                                                               $     327,347
      151,290   CINCINNATI BELL INCORPORATED+                                                                               644,495
      315,435   MASTEC INCORPORATED+                                                                                      2,589,721
       71,600   PREMIERE GLOBAL SERVICES INCORPORATED+                                                                    1,026,744

                                                                                                                          4,588,307
                                                                                                                      -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.26%
      273,395   CHAMPION ENTERPRISES INCORPORATED+                                                                        2,742,152
       20,800   COMFORT SYSTEMS USA INCORPORATED                                                                            270,608
       38,500   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               532,455

                                                                                                                          3,545,215
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS: 7.88%
       13,400   AMCORE FINANCIAL INCORPORATED                                                                               272,690
       18,600   AMERICANWEST BANCORPORATION                                                                                 162,192
       27,200   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       515,984
       23,100   ASTORIA FINANCIAL CORPORATION                                                                               627,396
        6,500   BANK OF THE OZARKS INCORPORATED+                                                                            155,350
       30,000   BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                   117,300
       15,800   BANNER CORPORATION                                                                                          364,032
       14,000   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                              148,260
        6,900   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       130,065
        9,900   COMMONWEALTH BANKSHARES INCORPORATION                                                                       168,300
       12,300   COMMUNITY BANCORP+                                                                                          166,788
       12,800   COMMUNITY TRUST BANCORP                                                                                     375,040
        6,200   EAST WEST BANCORP INCORPORATED                                                                              110,050
       84,300   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                    977,037
       10,000   FIRST COMMUNITY BANCORP                                                                                     268,500
      267,500   FIRST FINANCIAL BANCORP                                                                                   3,597,875
        4,700   FIRST FINANCIAL CORPORATION                                                                                 144,666
       11,000   FIRST MIDWEST BANCORP INCORPORATED                                                                          305,470
       13,100   FIRST REGIONAL BANCORP+                                                                                     214,840
       42,283   FIRST SECURITY GROUP INCORPORATED                                                                           383,930
       10,100   FIRST STATE BANCORPORATION                                                                                  135,239
       19,500   FIRSTMERIT CORPORATION                                                                                      402,870
        8,600   GREAT SOUTHERN BANCORP INCORPORATION                                                                        134,246
        8,500   INTEGRA BANK CORPORATION                                                                                    137,700
       16,400   INTERNATIONAL BANCSHARES CORPORATION                                                                        370,312
       89,600   MARSHALL & ILSLEY CORPORATION                                                                             2,078,720
       15,545   MIDWEST BANC HOLDINGS INCORPORATED                                                                          198,665
       55,517   NATIONAL PENN BANCSHARES INCORPORATED                                                                     1,009,854
        3,900   NBT BANCORP INCORPORATED                                                                                     86,580
       43,900   NEWBRIDGE BANCORPORATION                                                                                    384,564
        2,700   NORTHRIM BANCORP INCORPORATED                                                                                49,086
       35,800   OLD NATIONAL BANCORP                                                                                        644,400
       15,100   PACIFIC CAPITAL BANCORP                                                                                     324,650
          600   PEAPACK-GLADSTONE FINANCIAL CORPORATION                                                                      16,224
       15,000   PROVIDENT BANKSHARES CORPORATION                                                                            161,100
       21,400   SOUTHWEST BANCORP INCORPORATED OKLAHOMA                                                                     374,714
       11,600   STELLARONE CORPORATION                                                                                      196,156
        8,600   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                     85,484
       42,100   STERLING FINANCIAL CORPORATION                                                                              657,181
       50,400   SUSQUEHANNA BANCSHARES INCORPORATED                                                                       1,026,648
        4,700   TCF FINANCIAL CORPORATION                                                                                    84,224
        9,000   TEXAS CAPITAL BANCSHARES INCORPORATION+                                                                     151,920
        9,100   UMB FINANCIAL CORPORATION                                                                                   374,920

200 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
       71,000   UMPQUA HOLDINGS CORPORATION                                                                           $   1,101,210
       29,600   UNITED COMMUNITY BANKS INCORPORATED                                                                         502,608
        4,700   UNIVEST CORPORATION OF PENNSYLVANIA                                                                         123,093
       13,100   VALLEY NATIONAL BANCORP                                                                                     251,651
       23,900   WASHINGTON FEDERAL INCORPORATED                                                                             545,876
       17,200   WEBSTER FINANCIAL CORPORATION                                                                               479,364
       14,700   WEST COAST BANCORP OREGON                                                                                   214,473
        3,500   WHITNEY HOLDING CORPORATION                                                                                  86,765
       18,400   WILMINGTON TRUST CORPORATION                                                                                572,240

                                                                                                                         22,168,502
                                                                                                                      -------------

EATING & DRINKING PLACES: 0.87%
          555   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                        7,276
       61,100   CEC ENTERTAINMENT INCORPORATED+                                                                           1,764,568
       23,000   MORTON'S RESTAURANT GROUP INCORPORATED+                                                                     182,390
       33,600   O'CHARLEYS INCORPORATED                                                                                     387,072
       19,400   RUBIO'S RESTAURANTS INCORPORATED+                                                                           110,968

                                                                                                                          2,452,274
                                                                                                                      -------------

EDUCATIONAL SERVICES: 0.70%
      116,700   CORINTHIAN COLLEGES INCORPORATED+                                                                           843,741
       52,600   LEARNING TREE INTERNATIONAL INCORPORATED+                                                                   737,452
       32,455   LINCOLN EDUCATIONAL SERVICES+                                                                               389,460

                                                                                                                          1,970,653
                                                                                                                      -------------

ELECTRIC, GAS & SANITARY SERVICES: 2.35%
       39,000   CLEAN HARBORS INCORPORATED+                                                                               2,535,000
          500   IDACORP INCORPORATED                                                                                         16,055
       17,125   NEWALTA CORPORATION                                                                                         286,126
      182,200   NISOURCE INCORPORATED                                                                                     3,141,128
        9,400   PORTLAND GENERAL ELECTRIC COMPANY                                                                           211,970
       19,000   UNISOURCE ENERGY CORPORATION                                                                                422,940

                                                                                                                          6,613,219
                                                                                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.34%
       53,200   ACTEL CORPORATION+                                                                                          814,492
        2,300   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                 12,926
      191,200   ARRIS GROUP INCORPORATED+                                                                                 1,112,784
       64,100   CHIPMOS TECHNOLOGIES BERMUDA LIMITED+                                                                       205,761
       48,300   CTS CORPORATION                                                                                             516,810
       10,100   DIODES INCORPORATED+                                                                                        221,796
      117,653   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                     89,428
       55,900   EXAR CORPORATION+                                                                                           460,057
        9,800   HOUSTON WIRE & CABLE COMPANY                                                                                156,996
       12,200   IMATION CORPORATION                                                                                         277,428
       24,770   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                389,137
      135,300   JABIL CIRCUIT INCORPORATED                                                                                1,279,938
      162,200   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                      911,564
      562,740   MRV COMMUNICATIONS INCORPORATED+                                                                            770,954
       29,525   OSI SYSTEMS INCORPORATED+                                                                                   679,666
      143,850   POWER-ONE INCORPORATED+                                                                                     461,759
       98,885   RICHARDSON ELECTRONICS LIMITED                                                                              418,284
       39,500   SMART MODULAR TECHNOLOGIES INCORPORATED+                                                                    245,295
       66,900   SYMMETRICOM INCORPORATED+                                                                                   233,481
       40,400   TRIDENT MICROSYSTEMS INCORPORATED+                                                                          208,060

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 201


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       25,000   UNIVERSAL ELECTRONICS INCORPORATED+                                                                   $     605,250
       89,400   XILINX INCORPORATED                                                                                       2,123,250

                                                                                                                         12,195,116
                                                                                                                      -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.70%
       15,500   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                              303,490
       93,400   CRA INTERNATIONAL INCORPORATED+                                                                           3,001,876
       24,520   INFINITY PHARMACEUTICALS INCORPORATED+                                                                      149,327
      158,485   SYMYX TECHNOLOGIES INCORPORATED+                                                                          1,188,638
        5,500   TETRA TECH INCORPORATED+                                                                                    107,305
        3,100   TRIMERIS INCORPORATED+                                                                                       20,212

                                                                                                                          4,770,848
                                                                                                                      -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.23%
        5,800   CROWN HOLDINGS INCORPORATED                                                                                 145,928
       41,300   MATERIAL SCIENCES CORPORATION+                                                                              320,488
        2,200   VALMONT INDUSTRIES INCORPORATED                                                                             193,358

                                                                                                                            659,774
                                                                                                                      -------------

FOOD & KINDRED PRODUCTS: 5.18%
       87,320   DEL MONTE FOODS COMPANY                                                                                     832,160
       29,650   FLOWERS FOODS INCORPORATED                                                                                  733,838
      125,700   HERCULES INCORPORATED                                                                                     2,299,053
       14,000   MATRIXX INITIATIVES INCORPORATED+                                                                           204,960
       68,200   THE HERSHEY COMPANY                                                                                       2,569,094
      233,089   TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                      5,873,843
      110,100   UNITED NATURAL FOODS INCORPORATED+                                                                        2,059,971

                                                                                                                         14,572,919
                                                                                                                      -------------

FOOD STORES: 1.32%
       21,100   INGLES MARKETS INCORPORATED CLASS A                                                                         518,849
       10,100   THE PANTRY INCORPORATED+                                                                                    212,908
      165,100   WINN-DIXIE STORES INCORPORATED+                                                                           2,965,196

                                                                                                                          3,696,953
                                                                                                                      -------------

FURNITURE & FIXTURES: 0.45%
        8,600   HNI CORPORATION                                                                                             231,254
       64,200   LSI INDUSTRIES INCORPORATED                                                                                 848,082
       25,200   SEALY CORPORATION                                                                                           191,520

                                                                                                                          1,270,856
                                                                                                                      -------------

GENERAL MERCHANDISE STORES: 0.08%
       47,300   RETAIL VENTURES INCORPORATED+                                                                               229,405
                                                                                                                      -------------

HEALTH SERVICES: 2.32%
      145,700   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                               233,120
       23,900   AMERICA SERVICE GROUP INCORPORATED+                                                                         144,834
       28,200   AMERICAN DENTAL PARTNERS INCORPORATED+                                                                      272,694
      103,000   BIOSCRIP INCORPORATED+                                                                                      696,280
       80,300   CARDIAC SCIENCE CORPORATION+                                                                                670,505
       67,790   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      838,562
       33,250   ENSIGN GROUP INCORPORATED                                                                                   308,228
       91,400   FIVE STAR QUALITY CARE INCORPORATED+                                                                        580,390
       32,595   GENTIVA HEALTH SERVICES INCORPORATED+                                                                       709,267
       11,940   HEALTHSOUTH REHABILITATION CORPORATION+                                                                     212,413
    1,253,100   HOOPER HOLMES INCORPORATED+                                                                                 814,515

202 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
HEALTH SERVICES (continued)
        9,600   MATRIA HEALTHCARE INCORPORATED+                                                                       $     214,080
       63,200   NAUTILUS GROUP INCORPORATED                                                                                 207,928
       62,000   NOVAMED INCORPORATED+                                                                                       234,980
       25,600   REHABCARE GROUP INCORPORATED+                                                                               384,000

                                                                                                                          6,521,796
                                                                                                                      -------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.24%
       37,060   STERLING CONSTRUCTION COMPANY INCORPORATED+                                                                 675,233
                                                                                                                      -------------

HOLDING & OTHER INVESTMENT OFFICES: 4.11%
       28,800   AGREE REALTY CORPORATION                                                                                    790,560
       87,585   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   1,341,802
      166,700   ANTHRACITE CAPITAL INCORPORATED                                                                           1,100,220
      313,480   ANWORTH MORTGAGE ASSET CORPORATION                                                                        1,921,632
       35,808   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         1,282,285
       50,870   CAPSTEAD MORTGAGE CORPORATION                                                                               579,918
       46,600   CARE INVESTMENT TRUST INCORPORATED                                                                          491,630
       64,200   FELDMAN MALL PROPERTIES INCORPORATED+                                                                       166,278
       13,800   GLIMCHER REALTY TRUST                                                                                       165,048
       54,465   HILLTOP HOLDINGS INCORPORATED+                                                                              566,436
       75,900   JER INVESTORS TRUST INCORPORATED                                                                            643,632
       72,000   MEDICAL PROPERTIES TRUST INCORPORATED                                                                       815,040
      119,165   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                       750,740
      187,110   ORIGEN FINANCIAL INCORPORATED                                                                               224,532
       17,600   RAIT INVESTMENT TRUST                                                                                       122,144
       58,575   UMH PROPERTIES INCORPORATED                                                                                 584,579

                                                                                                                         11,546,476
                                                                                                                      -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
      153,300   BELL MICROPRODUCTS INCORPORATED+                                                                            312,732
                                                                                                                      -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.37%
       40,535   EMPIRE RESORTS INCORPORATED+                                                                                 55,533
       17,200   MTR GAMING GROUP INCORPORATED+                                                                              120,400
      117,235   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      861,677

                                                                                                                          1,037,610
                                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.41%
       35,400   BLOUNT INTERNATIONAL INCORPORATED+                                                                          437,898
        8,500   BRIGGS & STRATTON CORPORATION                                                                               152,150
       80,580   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                588,234
       42,400   COLUMBUS MCKINNON CORPORATION+                                                                            1,313,552
       95,365   CRAY INCORPORATED+                                                                                          568,375
        5,300   DIEBOLD INCORPORATED                                                                                        199,015
       72,600   DOT HILL SYSTEMS CORPORATION+                                                                               217,800
       62,600   DRESSER-RAND GROUP INCORPORATED+                                                                          1,924,950
      402,100   ENTEGRIS INCORPORATED+                                                                                    2,891,099
       64,700   FLANDER CORPORATION+                                                                                        394,023
        9,200   GARDNER DENVER INCORPORATED+                                                                                341,320
      596,900   INFOCUS CORPORATION+                                                                                      1,116,203
      211,395   INTERMEC INCORPORATED+                                                                                    4,690,855
       27,300   INTEVAC INCORPORATED+                                                                                       353,535
       92,000   NN INCORPORATED                                                                                             895,160
          200   PLANAR SYSTEMS INCORPORATED+                                                                                    802
       84,100   QUALSTAR CORPORATION                                                                                        268,279
       37,900   RACKABLE SYSTEMS INCORPORATED+                                                                              345,648

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 203


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       20,800   RIMAGE CORPORATION+                                                                                   $     455,520
       47,800   SPARTECH CORPORATION                                                                                        403,910
          400   TENNANT COMPANY                                                                                              15,924
       11,700   TIMKEN COMPANY                                                                                              347,724
      243,000   ULTRATECH INCORPORATED+                                                                                   2,335,230
       88,680   VOYAGER LEARNING COMPANY+                                                                                   576,420

                                                                                                                         20,833,626
                                                                                                                      -------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.66%
      325,300   CRAWFORD & COMPANY CLASS A+                                                                               1,463,850
       20,400   ONEBEACON INSURANCE GROUP LIMITED                                                                           388,008

                                                                                                                          1,851,858
                                                                                                                      -------------

INSURANCE CARRIERS: 4.88%
       37,600   AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                 300,048
       88,500   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                             821,280
       41,700   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                    713,070
       67,650   AMERISAFE INCORPORATED+                                                                                     855,096
       28,456   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                1,010,757
       24,650   CASTLEPOINT HOLDINGS LIMITED                                                                                239,845
       92,300   CRM HOLDINGS LIMITED+                                                                                       462,423
       10,100   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                 295,223
       65,200   DONEGAL GROUP INCORPORATED CLASS A                                                                        1,134,480
       27,500   EMC INSURANCE GROUP INCORPORATED                                                                            739,475
       14,100   HARLEYSVILLE GROUP INCORPORATED                                                                             508,869
       15,000   KINGSWAY FINANCIAL SERVICES INCORPORATED                                                                    177,300
      100,500   MEADOWBROOK INSURANCE GROUP INCORPORATED                                                                    784,905
       11,925   MERCURY GENERAL CORPORATION                                                                                 528,397
       66,889   NORTH POINTE HOLDINGS CORPORATION+                                                                        1,056,846
       12,440   NYMAGIC INCORPORATED                                                                                        282,512
       62,400   PMA CAPITAL CORPORATION CLASS A+                                                                            532,896
       42,100   PROCENTURY CORPORATION                                                                                      757,800
       55,700   SEABRIGHT INSURANCE HOLDINGS+                                                                               820,461
       90,000   SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED                                                               383,400
       12,700   STANCORP FINANCIAL GROUP INCORPORATED                                                                       605,917
       16,100   STATE AUTO FINANCIAL CORPORATION                                                                            468,993
       25,200   TRIAD GUARANTY INCORPORATED+                                                                                126,000
        3,200   ZENITH NATIONAL INSURANCE CORPORATION                                                                       114,752

                                                                                                                         13,720,745
                                                                                                                      -------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.56%
       55,499   GEO GROUP INCORPORATED+                                                                                   1,578,392
                                                                                                                      -------------

LEATHER & LEATHER PRODUCTS: 0.47%
       80,385   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         159,162
       31,200   SHOE CARNIVAL INCORPORATED+                                                                                 422,136
       21,400   TIMBERLAND COMPANY+                                                                                         293,822
       15,200   WEYCO GROUP INCORPORATED                                                                                    450,984

                                                                                                                          1,326,104
                                                                                                                      -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.48%
       18,600   LOUISIANA-PACIFIC CORPORATION                                                                               170,748
       27,380   NOBILITY HOMES INCORPORATED                                                                                 479,150
       24,706   SKYLINE CORPORATION                                                                                         687,321

                                                                                                                          1,337,219
                                                                                                                      -------------

204 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.25%
      173,524   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                              $   1,072,378
       49,600   CANTEL INDUSTRIES+                                                                                          526,752
       26,196   COHERENT INCORPORATED+                                                                                      730,606
      135,845   CREDENCE SYSTEMS CORPORATION+                                                                               230,937
       51,382   DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                        120,748
        9,200   DRS TECHNOLOGIES INCORPORATED                                                                               536,176
       48,400   EDAP TMS SA ADR+                                                                                            170,852
       14,700   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                       158,466
      118,800   HEALTHTRONICS INCORPORATED+                                                                                 384,912
       62,557   HERLEY INDUSTRIES INCORPORATED+                                                                             646,839
       93,800   NEWPORT CORPORATION+                                                                                      1,047,746
      204,600   NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                      69,564
      118,600   PERKINELMER INCORPORATED                                                                                  2,876,050
       63,247   VITAL SIGNS INCORPORATED                                                                                  3,203,461
       29,900   X-RITE INCORPORATED+                                                                                        178,503

                                                                                                                         11,953,990
                                                                                                                      -------------

METAL MINING: 2.66%
      109,430   APEX SILVER MINES LIMITED+                                                                                1,326,292
       25,070   GOLDCORP INCORPORATED                                                                                       971,463
       75,575   NOVAGOLD RESOURCES INCORPORATED+                                                                            582,683
       89,010   RANDGOLD RESOURCES LIMITED ADR+                                                                           4,124,723
       31,766   YAMANA GOLD INCORPORATED                                                                                    464,424

                                                                                                                          7,469,585
                                                                                                                      -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
      224,885   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           110,194
                                                                                                                      -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.05%
       42,910   ACCO BRANDS CORPORATION+                                                                                    582,289
       25,600   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                    912,896
      411,000   LEAPFROG ENTERPRISES INCORPORATED+                                                                        2,897,550
       21,200   LYDALL INCORPORATED+                                                                                        242,740
        5,800   RC2 CORPORATION+                                                                                            121,626
       34,300   RUSS BERRIE & COMPANY INCORPORATED+                                                                         482,258
       23,200   STANDEX INTERNATIONAL CORPORATION                                                                           518,288

                                                                                                                          5,757,647
                                                                                                                      -------------

MISCELLANEOUS RETAIL: 0.38%
       49,300   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                        336,226
       63,200   FINLAY ENTERPRISES INCORPORATED+                                                                             40,764
       22,700   OFFICE DEPOT INCORPORATED+                                                                                  250,835
       41,200   PC MALL INCORPORATED+                                                                                       437,956

                                                                                                                          1,065,781
                                                                                                                      -------------

MISCELLANEOUS SERVICES: 0.08%
       13,800   BANKFINANCIAL CORPORATION                                                                                   219,558
                                                                                                                      -------------

MOTION PICTURES: 0.04%
       80,500   WPT ENTERPRISES INCORPORATED+                                                                               116,725
                                                                                                                      -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.54%
       21,300   DISCOVER FINANCIAL SERVICES                                                                                 348,681
      130,100   MCG CAPITAL CORPORATION                                                                                   1,182,609

                                                                                                                          1,531,290
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 205


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION: 6.21%
        3,800   ATWOOD OCEANICS INCORPORATED+                                                                         $     348,536
       40,500   BRIGHAM EXPLORATION COMPANY+                                                                                245,835
       10,600   COMSTOCK RESOURCES INCORPORATED+                                                                            427,180
       10,250   FOREST OIL CORPORATION+                                                                                     501,840
      134,455   GLOBAL INDUSTRIES LIMITED+                                                                                2,163,381
       42,540   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                1,340,010
       27,045   HELMERICH & PAYNE INCORPORATED                                                                            1,267,599
       79,255   KEY ENERGY SERVICES INCORPORATED+                                                                         1,063,602
       85,010   MCMORAN EXPLORATION COMPANY+                                                                              1,469,823
      267,335   NEWPARK RESOURCES INCORPORATED+                                                                           1,363,409
       16,340   OCEANEERING INTERNATIONAL INCORPORATED+                                                                   1,029,420
        9,405   PRIDE INTERNATIONAL INCORPORATED+                                                                           328,705
       40,375   RANGE RESOURCES CORPORATION                                                                               2,561,794
        5,070   SANDRIDGE ENERGY INCORPORATED+                                                                              198,491
       12,500   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                      495,250
      205,400   SYNTROLEUM CORPORATION+                                                                                     127,348
       56,020   TRILOGY ENERGY TRUST                                                                                        543,036
        5,300   UNIT CORPORATION+                                                                                           300,245
       32,000   WARREN RESOURCES INCORPORATED+                                                                              379,840
       42,650   WILLBROS GROUP INCORPORATED+                                                                              1,305,090

                                                                                                                         17,460,434
                                                                                                                      -------------

PAPER & ALLIED PRODUCTS: 0.78%
      106,500   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        1,188,540
      108,580   CHESAPEAKE CORPORATION+                                                                                     522,270
        5,300   SONOCO PRODUCTS COMPANY                                                                                     151,739
       41,700   STANDARD REGISTER COMPANY                                                                                   324,843

                                                                                                                          2,187,392
                                                                                                                      -------------

PERSONAL SERVICES: 0.10%
       10,600   REGIS CORPORATION                                                                                           291,394
                                                                                                                      -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.60%
       10,900   DELEK US HOLDINGS INCORPORATED                                                                              138,103
       35,895   INTEROIL CORPORATION+                                                                                       591,191
       29,200   WD-40 COMPANY                                                                                               970,900

                                                                                                                          1,700,194
                                                                                                                      -------------

PIPELINES: 0.15%
        9,100   ENBRIDGE ENERGY PARTNERS LP                                                                                 432,705
                                                                                                                      -------------

PRIMARY METAL INDUSTRIES: 0.11%
        7,200   NORTHWEST PIPE COMPANY+                                                                                     305,928
                                                                                                                      -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.29%
       18,000   AMERICAN GREETINGS CORPORATION CLASS A                                                                      333,900
       41,000   ENNIS INCORPORATED                                                                                          687,980
       64,255   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 474,202
       24,785   MCCLATCHY COMPANY CLASS A                                                                                   265,200
       11,300   MULTI-COLOR CORPORATION                                                                                     252,668
      458,200   PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                 3,816,806
       80,200   PRESSTEK INCORPORATED+                                                                                      351,276
       53,205   R.H. DONNELLEY CORPORATION+                                                                                 269,217

                                                                                                                          6,451,249
                                                                                                                      -------------

206 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
REAL ESTATE: 0.05%
       14,900   THOMAS PROPERTIES GROUP INCORPORATED                                                                  $     130,822
                                                                                                                      -------------

REAL ESTATE INVESTMENT TRUST (REIT): 0.27%
       53,500   LEXINGTON CORPORATE PROPERTIES TRUST                                                                        770,935
                                                                                                                      -------------

RESTAURANTS: 0.08%
       20,200   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                                 235,330
                                                                                                                      -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
      147,883   INTERTAPE POLYMER GROUP INCORPORATED+                                                                       350,483
        4,521   JARDEN CORPORATION+                                                                                          98,287
       28,300   SEALED AIR CORPORATION                                                                                      714,575

                                                                                                                          1,163,345
                                                                                                                      -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.03%
        8,700   MARKETAXESS HOLDINGS INCORPORATED+                                                                           86,478
                                                                                                                      -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.62%
       87,090   GENTEX CORPORATION                                                                                        1,493,594
       65,480   US CONCRETE INCORPORATED+                                                                                   248,824

                                                                                                                          1,742,418
                                                                                                                      -------------

TRANSPORTATION BY AIR: 0.47%
       32,990   AIRTRAN HOLDINGS INCORPORATED+                                                                              217,734
       33,845   JETBLUE AIRWAYS CORPORATION+                                                                                196,301
        6,215   PHI INCORPORATED+                                                                                           189,558
       23,070   PHI INCORPORATED (NON-VOTING)+                                                                              727,628

                                                                                                                          1,331,221
                                                                                                                      -------------

TRANSPORTATION EQUIPMENT: 2.97%
       36,900   AFTERMARKET TECHNOLOGY CORPORATION+                                                                         717,336
       23,300   ARCTIC CAT INCORPORATED                                                                                     169,857
      165,697   EXIDE TECHNOLOGIES+                                                                                       2,170,631
      176,200   FEDERAL SIGNAL CORPORATION                                                                                2,459,742
      148,960   FLEETWOOD ENTERPRISES INCORPORATED+                                                                         685,216
       19,915   HI SHEAR TECHNOLOGY CORPORATION+                                                                            229,023
       17,100   MONACO COACH CORPORATION                                                                                    162,108
       53,300   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 1,182,194
       14,900   WABTEC CORPORATION                                                                                          561,134

                                                                                                                          8,337,241
                                                                                                                      -------------

TRANSPORTATION SERVICES: 0.66%
       42,900   DYNAMEX INCORPORATED+                                                                                     1,085,370
        9,600   GATX CORPORATION                                                                                            375,072
       23,300   PACER INTERNATIONAL INCORPORATED                                                                            382,819

                                                                                                                          1,843,261
                                                                                                                      -------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.32%
      117,400   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                             1,988,756
       34,100   SCHOOL SPECIALTY INCORPORATED+                                                                            1,075,514
       97,300   SOURCE INTERLINK COMPANIES INCORPORATED+                                                                    184,870
        9,800   UNITED STATIONERS INCORPORATED+                                                                             467,460

                                                                                                                          3,716,600
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 207


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS: 1.29%
       10,200   INTERLINE BRANDS INCORPORATED+                                                                        $     189,210
       51,000   KAMAN CORPORATION CLASS A                                                                                 1,442,790
       16,400   LKQ CORPORATION+                                                                                            368,508
      100,100   NAVARRE CORPORATION+                                                                                        176,176
        9,600   OWENS & MINOR INCORPORATED                                                                                  377,664
       42,969   PATRICK INDUSTRIES INCORPORATED+                                                                            294,338
       78,000   POMEROY IT SOLUTIONS INCORPORATED+                                                                          431,340
       27,600   WILLIS LEASE FINANCE CORPORATION+                                                                           346,932

                                                                                                                          3,626,958
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $321,141,255)                                                                                 272,854,050
                                                                                                                      -------------

RIGHTS: 0.01%
       18,957   MCG CAPITAL CORPORATION+                                                                                     20,284

TOTAL RIGHTS (COST $0)                                                                                                       20,284
                                                                                                                      -------------
PREFERRED STOCKS: 0.09%
       15,200   ANWORTH MORTGAGE PREFERRED                                                                                  258,400

TOTAL PREFERRED STOCKS (COST $360,099)                                                                                      258,400
                                                                                                                      -------------

SHORT-TERM INVESTMENTS: 2.11%
    5,945,231   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              5,945,231
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,945,231)                                                                            5,945,231
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $327,446,585)*                            99.24%                                                                $ 279,077,965

OTHER ASSETS AND LIABILITIES, NET                0.76                                                                     2,138,790
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 281,216,755
                                               ======                                                                 =============

--------------------------------------------------------------------------------
  +   Non-income earning securities.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,945,231.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

208 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                  C&B Large        Disciplined
                                                                                  Cap Value          Growth
                                                                                  Portfolio         Portfolio
----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ........   $   777,220,877   $   127,757,371
      Collateral received for securities loaned (Note 2) ...................        53,385,005         3,444,329
      Investments in affiliates ............................................        39,642,910         5,140,615
                                                                               ---------------------------------
   Total investments at market value (see cost below) ......................       870,248,792       136,342,315
                                                                               ---------------------------------
   Foreign currency, at value ..............................................                 0                 0
   Variation margin receivable on futures contracts ........................                 0                 0
   Receivable for investments sold .........................................                 0                 0
   Receivables for dividends and interest ..................................         1,864,177           103,444
   Prepaid expenses and other assets .......................................                 0                 0
                                                                               ---------------------------------
Total assets ...............................................................       872,112,969       136,445,759
                                                                               ---------------------------------
LIABILITIES
   Foreign taxes payable ...................................................               390                 0
   Payable for investments purchased .......................................                 0                 0
   Payable to investment advisor and affiliates (Note 3) ...................           523,152            78,707
   Unrealized depreciation on forward foreign currency contracts ...........                 0                 0
   Payable upon receipt of securities loaned (Note 2) ......................        54,264,921         3,593,979
   Accrued expenses and other liabilities ..................................             5,885            16,621
                                                                               ---------------------------------
Total liabilities ..........................................................        54,794,348         3,689,307
                                                                               ---------------------------------
TOTAL NET ASSETS ...........................................................   $   817,318,621   $   132,756,452
                                                                               =================================

Investments at cost ........................................................   $   919,302,063   $   125,364,422
                                                                               ---------------------------------
Foreign currencies at cost .................................................   $             0   $             0
                                                                               ---------------------------------
Securities on loan, at market value (Note 2) ...............................   $    51,303,736   $     3,268,002
                                                                               ---------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 209


                                                                                  Emerging           Equity            Equity
                                                                                   Growth            Income             Value
                                                                                  Portfolio         Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ........   $   104,266,904   $   448,537,626   $  647,890,846
      Collateral received for securities loaned (Note 2) ...................        41,763,964        60,904,203       99,897,451
      Investments in affiliates ............................................         4,308,287         2,170,153       21,079,670
                                                                               --------------------------------------------------
   Total investments at market value (see cost below) ......................       150,339,155       511,611,982      768,867,967
                                                                               --------------------------------------------------
   Foreign currency, at value ..............................................                 0                 0                0
   Variation margin receivable on futures contracts ........................                 0                 0                0
   Receivable for investments sold .........................................         2,498,976                 0       25,077,338
   Receivables for dividends and interest ..................................            20,981           561,681          891,637
   Prepaid expenses and other assets .......................................                 0                 0                0
                                                                               --------------------------------------------------
Total assets ...............................................................       152,859,112       512,173,663      794,836,942
                                                                               --------------------------------------------------
LIABILITIES
   Foreign taxes payable ...................................................                 0                 0                0
   Payable for investments purchased .......................................         1,267,885                 0       32,376,089
   Payable to investment advisor and affiliates (Note 3) ...................            80,609           190,103          340,255
   Unrealized depreciation on forward foreign currency contracts ...........                 0                 0                0
   Payable upon receipt of securities loaned (Note 2) ......................        41,970,475        61,379,842      100,523,548
   Accrued expenses and other liabilities ..................................            18,335            30,413           22,903
                                                                               --------------------------------------------------
Total liabilities ..........................................................        43,337,304        61,600,358      133,262,795
                                                                               --------------------------------------------------
TOTAL NET ASSETS ...........................................................   $   109,521,808   $   450,573,305   $  661,574,147
                                                                               ==================================================

Investments at cost ........................................................   $   153,936,882   $   437,255,082   $  766,295,647
                                                                               --------------------------------------------------
Foreign currencies at cost .................................................   $             0   $             0   $            0
                                                                               --------------------------------------------------
Securities on loan, at market value (Note 2) ...............................   $    40,861,147   $    59,407,397   $   97,111,262
                                                                               --------------------------------------------------

                                                                                                  International     International
                                                                                    Index             Core             Growth
                                                                                  Portfolio         Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ........   $ 2,317,103,484   $   110,888,991   $  236,555,929
      Collateral received for securities loaned (Note 2) ...................       425,644,282                 0       21,383,063
      Investments in affiliates ............................................        25,784,728           659,911        5,673,218
                                                                               --------------------------------------------------
   Total investments at market value (see cost below) ......................     2,768,532,494       111.548.902      263,612,210
                                                                               --------------------------------------------------
   Foreign currency, at value ..............................................                 0                 0              105
   Variation margin receivable on futures contracts ........................            21,675                 0                0
   Receivable for investments sold .........................................         1,518,079                47        1,208,022
   Receivables for dividends and interest ..................................         3,269,341           481,023          530,700
   Prepaid expenses and other assets .......................................                 0                 0           15,301
                                                                               --------------------------------------------------
Total assets ...............................................................     2,773,341,589       112,029,972      265,366,338
                                                                               --------------------------------------------------
LIABILITIES
   Foreign taxes payable ...................................................                 0            11,974                0
   Payable for investments purchased .......................................         1,567,798            96,495        2,207,830
   Payable to investment advisor and affiliates (Note 3) ...................           172,679            92,990          203,468
   Unrealized depreciation on forward foreign currency contracts ...........                 0                 0            2,443
   Payable upon receipt of securities loaned (Note 2) ......................       428,961,515                 0       21,383,063
   Accrued expenses and other liabilities ..................................            53,076             9,477            1,779
                                                                               --------------------------------------------------
Total liabilities ..........................................................       430,755,068           210,936       23,798,583
                                                                               --------------------------------------------------
TOTAL NET ASSETS ...........................................................   $ 2,342,586,521   $   111,819,036   $  241,567,755
                                                                               ==================================================

Investments at cost ........................................................   $ 2,427,849,144   $   103,189,194   $  243,849,889
                                                                               --------------------------------------------------
Foreign currencies at cost .................................................   $             0   $             0   $          100
                                                                               --------------------------------------------------
Securities on loan, at market value (Note 2) ...............................   $   415,970,290   $             0   $   20,509,973
                                                                               --------------------------------------------------

210 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                International    International
                                                                                    Index            Value
                                                                                  Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) .........   $ 108,505,977    $ 378,396,140
      Collateral received for securities loaned (Note 2) ....................       3,399,214       29,204,017
      Investments in affiliates .............................................       1,178,469        9,021,416
                                                                                ------------------------------
   Total investments at market value (see cost below) .......................     113,083,660      416,621,573
                                                                                ------------------------------
   Foreign currency, at value ...............................................       1,157,544        3,708,988
   Variation margin receivable on futures contracts .........................         321,309                0
   Receivable for investments sold ..........................................               0          993,358
   Receivables for dividends and interest ...................................         636,643        2,880,636
   Unrealized appreciation on forward foreign currency contracts ............           5,217                0
   Prepaid expenses and other assets ........................................               0                0
                                                                                ------------------------------
Total assets ................................................................     115,204,373      424,204,555
                                                                                ------------------------------
LIABILITIES
   Foreign taxes payable ....................................................               0                0
   Payable for investments purchased ........................................               0          414,642
   Payable to investment advisor and affiliates (Note 3) ....................          39,086          316,565
   Unrealized depreciation on forward foreign currency contracts ............               0              181
   Payable upon receipt of securities loaned (Note 2) .......................       3,399,214       29,204,017
   Accrued expenses and other liabilities ...................................          60,283           44,164
                                                                                ------------------------------
Total liabilities ...........................................................       3,498,583       29,979,569
                                                                                ------------------------------
TOTAL NET ASSETS ............................................................   $ 111,705,790    $ 394,224,986
                                                                                ==============================

Investments at cost .........................................................   $  83,813,551    $ 411,866,223
                                                                                ------------------------------
Foreign currencies at cost ..................................................   $   1,147,267    $   3,676,791
                                                                                ------------------------------
Securities on loan, at market value (Note 2) ................................   $   3,238,078    $  28,051,508
                                                                                ------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 211


                                                                                  Large Cap       Large Company       Small Cap
                                                                                 Appreciation        Growth             Index
                                                                                   Portfolio        Portfolio         Portfolio
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) .........   $ 141,369,468    $ 1,948,251,543   $   312,284,301
      Collateral received for securities loaned (Note 2) ....................       7,265,602        237,084,094       112,005,529
      Investments in affiliates .............................................       5,093,290         16,208,568         2,658,018
                                                                                --------------------------------------------------
   Total investments at market value (see cost below) .......................     153,728,360      2,201,544,205       426,947,848
                                                                                --------------------------------------------------
   Foreign currency, at value ...............................................               0                  0                 0
   Variation margin receivable on futures contracts .........................               0                  0            11,800
   Receivable for investments sold ..........................................               0         23,912,354           660,255
   Receivables for dividends and interest ...................................         160,567            860,699           349,357
   Unrealized appreciation on forward foreign currency contracts ............               0                  0                 0
   Prepaid expenses and other assets ........................................               0                  0                 0
                                                                                --------------------------------------------------
Total assets ................................................................     153,888,927      2,226,317,258       427,969,260
                                                                                --------------------------------------------------
LIABILITIES
   Foreign taxes payable ....................................................             423                  0                 0
   Payable for investments purchased ........................................         676,154                  0         1,476,386
   Payable to investment advisor and affiliates (Note 3) ....................          87,894          1,064,222            39,806
   Unrealized depreciation on forward foreign currency contracts ............               0                  0                 0
   Payable upon receipt of securities loaned (Note 2) .......................       7,370,781        239,520,774       112,756,913
   Accrued expenses and other liabilities ...................................          30,867             64,119             8,813
                                                                                --------------------------------------------------
Total liabilities ...........................................................       8,166,119        240,649,115       114,281,918
                                                                                --------------------------------------------------
TOTAL NET ASSETS ............................................................   $ 145,722,808    $ 1,985,668,143   $   313,687,342
                                                                                ==================================================

Investments at cost .........................................................   $ 146,839,063    $ 1,990,429,067   $   415,075,294
                                                                                --------------------------------------------------
Foreign currencies at cost ..................................................   $           0    $             0   $             0
                                                                                --------------------------------------------------
Securities on loan, at market value (Note 2) ................................   $   7,115,622    $   234,815,811   $   109,611,323
                                                                                --------------------------------------------------

                                                                                Small Company     Small Company       Strategic
                                                                                   Growth             Value           Small Cap
                                                                                  Portfolio         Portfolio      Value Portfolio
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) .........   $ 551,679,955    $   361,015,168   $   273,132,734
      Collateral received for securities loaned (Note 2) ....................     114,580,409         65,971,954                 0
      Investments in affiliates .............................................      15,401,791          4,684,767         5,945,231
                                                                                --------------------------------------------------
   Total investments at market value (see cost below) .......................     681,662,155        431,671,889       279,077,965
                                                                                --------------------------------------------------
   Foreign currency, at value ...............................................               0                  0                 0
   Variation margin receivable on futures contracts .........................               0                  0                 0
   Receivable for investments sold ..........................................      14,600,571          3,894,777         3,040,381
   Receivables for dividends and interest ...................................         135,375            527,238           440,044
   Unrealized appreciation on forward foreign currency contracts ............               0                  0                 0
   Prepaid expenses and other assets ........................................               0                  0             8,058
                                                                                --------------------------------------------------
Total assets ................................................................     696,398,101        436,093,904       282,566,448
                                                                                --------------------------------------------------
LIABILITIES
   Foreign taxes payable ....................................................               0                  0               139
   Payable for investments purchased ........................................      19,458,368            185,350         1,140,698
   Payable to investment advisor and affiliates (Note 3) ....................         391,348            267,609           204,119
   Unrealized depreciation on forward foreign currency contracts ............               0                  0                 0
   Payable upon receipt of securities loaned (Note 2) .......................     115,052,145         66,410,149                 0
   Accrued expenses and other liabilities ...................................          22,673             12,790             4,737
                                                                                --------------------------------------------------
Total liabilities ...........................................................     134,924,534         66,875,898         1,349,693
                                                                                --------------------------------------------------
TOTAL NET ASSETS ............................................................   $ 561,473,567    $   369,218,006   $   281,216,755
                                                                                ==================================================

Investments at cost .........................................................   $ 743,902,544    $   497,886,091   $   327,446,585
                                                                                --------------------------------------------------
Foreign currencies at cost ..................................................   $           0    $             0   $             0
                                                                                --------------------------------------------------
Securities on loan, at market value (Note 2) ................................   $ 110,753,320    $    64,218,005   $             0
                                                                                --------------------------------------------------

212 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                  C&B Large       Disciplined
                                                                                  Cap Value         Growth
                                                                                  Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..............................................................   $  11,503,118    $     537,909
   Dividends from affiliated securities .....................................               0                0
   Interest .................................................................               0            1,398
   Interest from affiliated securities ......................................         692,170          108,847
   Securities lending income, net ...........................................         216,717           22,090
                                                                                ------------------------------
Total investment income .....................................................      12,412,005          670,244
                                                                                ------------------------------
EXPENSES
   Advisory fees ............................................................       3,848,963          579,616
   Custody fees .............................................................         109,434           15,748
   Accounting fees ..........................................................               0                0
   Professional fees ........................................................           8,299            7,649
   Shareholder reports ......................................................           5,642            2,800
   Trustees' fees ...........................................................           4,323            4,323
   Other fees and expenses ..................................................          12,053            3,385
                                                                                ------------------------------
Total expenses ..............................................................       3,988,714          613,521
                                                                                ------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................        (236,762)          (8,647)
   Net expenses .............................................................       3,751,952          604,874
                                                                                ------------------------------
Net investment income (loss) ................................................       8,660,053           65,370
                                                                                ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........      (1,752,673)       3,239,225
   Futures transactions .....................................................               0                0
   Affiliated securities ....................................................               0                0
                                                                                ------------------------------
Net realized gain and loss from investments .................................      (1,752,673)       3,239,225
                                                                                ------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........    (159,412,790)     (29,631,541)
   Forward foreign currency contracts .......................................               0                0
   Futures transactions .....................................................               0                0
                                                                                ------------------------------
Net change in unrealized appreciation (depreciation) of investments .........    (159,412,790)     (29,631,541)
                                                                                ------------------------------
Net realized and unrealized gain (loss) on investments ......................    (161,165,463)     (26,392,316)
                                                                                ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $(152,505,410)   $ (26,326,946)
                                                                                ==============================

1 Net of foreign withholding taxes of .......................................   $           0    $           0

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 213


                                                                                   Emerging        Equity          Equity
                                                                                    Growth         Income           Value
                                                                                  Portfolio       Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..............................................................   $      48,485   $   7,179,101   $    6,844,875
   Dividends from affiliated securities .....................................               0               0                0
   Interest .................................................................               0           2,953                0
   Interest from affiliated securities ......................................          78,203          68,528          369,705
   Securities lending income, net ...........................................          94,589          85,066          101,548
                                                                                ----------------------------------------------
Total investment income .....................................................         221,277       7,335,648        7,316,128
                                                                                ----------------------------------------------
EXPENSES
   Advisory fees ............................................................         410,193       2,008,346        2,236,748
   Custody fees .............................................................           9,316          54,988           61,711
   Accounting fees ..........................................................               0               0                0
   Professional fees ........................................................          10,802           9,136            7,917
   Shareholder reports ......................................................           8,104               0                0
   Trustees' fees ...........................................................           4,323           4,323            4,323
   Other fees and expenses ..................................................           2,215           5,618            4,410
                                                                                ----------------------------------------------
Total expenses ..............................................................         444,953       2,082,411        2,315,109
                                                                                ----------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................          (3,127)       (600,541)        (168,637)
   Net expenses .............................................................         441,826       1,481,870        2,146,472
                                                                                ----------------------------------------------
Net investment income (loss) ................................................        (220,549)      5,853,778        5,169,656
                                                                                ----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........      (7,126,588)     32,503,573      (22,869,141)
   Futures transactions .....................................................               0               0                0
   Affiliated securities ....................................................               0               0                0
                                                                                ----------------------------------------------
Net realized gain and loss from investments .................................      (7,126,588)     32,503,573      (22,869,141)
                                                                                ----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........     (17,759,988)   (112,427,244)     (77,919,530)
   Forward foreign currency contracts .......................................               0               0                0
   Futures transactions .....................................................               0               0                0
                                                                                ----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .........     (17,759,988)   (112,427,244)     (77,919,530)
                                                                                ----------------------------------------------
Net realized and unrealized gain (loss) on investments ......................     (24,886,576)    (79,923,671)    (100,788,671)
                                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $ (25,107,125)  $ (74,069,893)  $  (95,619,015)
                                                                                ==============================================

1 Net of foreign withholding taxes of .......................................   $           0   $           0   $       16,982

                                                                                                International    International
                                                                                    Index           Core            Growth
                                                                                  Portfolio       Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..............................................................   $  26,465,069   $   1,033,406   $    1,301,959
   Dividends from affiliated securities .....................................         426,537               0                0
   Interest .................................................................          24,979               0                0
   Interest from affiliated securities ......................................         397,017          15,739          140,885
   Securities lending income, net ...........................................         476,667          14,498           31,582
                                                                                ----------------------------------------------
Total investment income .....................................................      27,790,269       1,063,643        1,474,426
                                                                                ----------------------------------------------
EXPENSES
   Advisory fees ............................................................       1,097,284         635,738        1,282,690
   Custody fees .............................................................         259,276          66,920          135,020
   Accounting fees ..........................................................               0           3,553            4,155
   Professional fees ........................................................          11,559          21,124           11,899
   Shareholder reports ......................................................          16,985             960            1,163
   Trustees' fees ...........................................................           4,323           4,323            4,323
   Other fees and expenses ..................................................          26,577          26,351           13,223
                                                                                ----------------------------------------------
Total expenses ..............................................................       1,416,004         758,969        1,452,473
                                                                                ----------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................          (9,780)        (14,768)         (41,085)
   Net expenses .............................................................       1,406,224         744,201        1,411,388
                                                                                ----------------------------------------------
Net investment income (loss) ................................................      26,384,045         319,442           63,038
                                                                                ----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........      56,158,240       8,871,753       19,275,961
   Futures transactions .....................................................      (2,802,268)              0                0
   Affiliated securities ....................................................         689,547               0                0
                                                                                ----------------------------------------------
Net realized gain and loss from investments .................................      54,045,519       8,871,753       19,275,961
                                                                                ----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........    (428,773,027)    (26,152,765)     (41,432,491)
   Forward foreign currency contracts .......................................               0           2,864          (19,740)
   Futures transactions .....................................................        (538,092)              0                0
                                                                                ----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .........    (429,311,119)    (26,149,901)     (41,452,231)
                                                                                ----------------------------------------------
Net realized and unrealized gain (loss) on investments ......................    (375,265,600)    (17,278,148)     (22,176,270)
                                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $(348,881,555)  $ (16,958,706)  $  (22,113,232)
                                                                                ==============================================

1 Net of foreign withholding taxes of .......................................   $           0   $      76,956   $      156,052

214 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                    International     International
                                                                                        Index             Value
                                                                                      Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .................................................................   $     1,647,887   $     6,781,901
   Interest ....................................................................             8,000            30,594
   Interest from affiliated securities .........................................            17,626           228,490
   Securities lending income, net ..............................................            24,115            51,459
                                                                                   ---------------------------------
Total investment income ........................................................         1,697,628         7,092,444
                                                                                   ---------------------------------

EXPENSES
   Advisory fees ...............................................................           234,705         1,978,735
   Custody fees ................................................................            67,059           208,288
   Accounting fees .............................................................             1,184             4,520
   Professional fees ...........................................................             9,268             9,643
   Shareholder reports .........................................................               303               625
   Trustees' fees ..............................................................             4,323             4,323
   Other fees and expenses .....................................................            22,043            21,659
                                                                                   ---------------------------------
Total expenses .................................................................           338,885         2,227,793
                                                                                   ---------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ................................            (7,330)         (161,512)
   Net expenses ................................................................           331,555         2,066,281
                                                                                   ---------------------------------
Net investment income (loss) ...................................................         1,366,073         5,026,163
                                                                                   ---------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .............        14,163,658         3,270,994
   Forward Foreign Currency Contracts ..........................................            77,264                 0
   Futures transactions ........................................................          (716,797)                0
                                                                                   ---------------------------------
Net realized gain and loss from investments ....................................        13,524,125         3,270,994
                                                                                   ---------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .............       (30,040,066)      (76,145,680)
   Forward foreign currency contracts ..........................................            (1,738)             (269)
   Futures transactions ........................................................            (2,419)                0
                                                                                   ---------------------------------
Net change in unrealized appreciation (depreciation) of investments ............       (30,044,223)      (76,145,949)
                                                                                   ---------------------------------
Net realized and unrealized gain (loss) on investments .........................       (16,520,098)      (72,874,955)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $   (15,154,025)  $   (67,848,792)
                                                                                   =================================

1 Net of foreign withholding taxes of ..........................................   $        87,560   $       258,981

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 215


                                                                                      Large Cap       Large Company      Small Cap
                                                                                    Appreciation          Growth           Index
                                                                                      Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .................................................................   $       974,600   $    10,979,074   $  2,220,240
   Interest ....................................................................                 0                 0         12,996
   Interest from affiliated securities .........................................            64,822           633,245        156,832
   Securities lending income, net ..............................................            14,932           316,746        439,714
                                                                                   ------------------------------------------------
Total investment income ........................................................         1,054,354        11,929,065      2,829,782
                                                                                   ------------------------------------------------

EXPENSES
   Advisory fees ...............................................................           555,923         8,079,410        363,053
   Custody fees ................................................................            16,430           242,317         36,305
   Accounting fees .............................................................                 0                 0              0
   Professional fees ...........................................................             7,236            12,153          8,542
   Shareholder reports .........................................................             1,950             6,688              0
   Trustees' fees ..............................................................             4,323             4,323          4,323
   Other fees and expenses .....................................................             1,830            20,992          4,041
                                                                                   ------------------------------------------------
Total expenses .................................................................           587,692         8,365,883        416,264
                                                                                   ------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ................................           (16,724)         (212,779)      (126,835)
   Net expenses ................................................................           570,968         8,153,104        289,429
                                                                                   ------------------------------------------------
Net investment income (loss) ...................................................           483,386         3,775,961      2,540,353
                                                                                   ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .............         3,171,910       149,362,283     25,349,487
   Forward Foreign Currency Contracts ..........................................                 0                 0              0
   Futures transactions ........................................................                 0                 0     (1,186,040)
                                                                                   ------------------------------------------------
Net realized gain and loss from investments ....................................         3,171,910       149,362,283     24,163,447
                                                                                   ------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .............       (22,866,789)     (582,697,549)   (80,453,469)
   Forward foreign currency contracts ..........................................                 0                 0              0
   Futures transactions ........................................................                 0                 0       (170,275)
                                                                                   ------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ............       (22,866,789)     (582,697,549)   (80,623,744)
                                                                                   ------------------------------------------------
Net realized and unrealized gain (loss) on investments .........................       (19,694,879)     (433,335,266)   (56,460,297)
                                                                                   ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $   (19,211,493)  $  (429,559,305)  $(53,919,944)
                                                                                   ================================================

1 Net of foreign withholding taxes of ..........................................   $             0   $             0   $        838

                                                                                   Small Company    Small Company      Strategic
                                                                                      Growth            Value          Small Cap
                                                                                     Portfolio        Portfolio     Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .................................................................  $       819,584  $     3,189,510  $     2,442,890
   Interest ....................................................................                0                0                0
   Interest from affiliated securities .........................................          437,942          193,484          236,862
   Securities lending income, net ..............................................          169,984          470,479                0
                                                                                  -------------------------------------------------
Total investment income ........................................................        1,427,510        3,853,473        2,679,752
                                                                                  -------------------------------------------------

EXPENSES
   Advisory fees ...............................................................        3,023,779        1,889,070        1,441,273
   Custody fees ................................................................           69,234           42,688           32,550
   Accounting fees .............................................................                0                0                0
   Professional fees ...........................................................            8,407            9,176           12,743
   Shareholder reports .........................................................            1,449                0            2,331
   Trustees' fees ..............................................................            4,323            4,323            4,323
   Other fees and expenses .....................................................            7,491            3,244            4,397
                                                                                  -------------------------------------------------
Total expenses .................................................................        3,114,683        1,948,501        1,497,617
                                                                                  -------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ................................           (5,516)          (9,930)         (60,967)
   Net expenses ................................................................        3,109,167        1,938,571        1,436,650
                                                                                  -------------------------------------------------
Net investment income (loss) ...................................................       (1,681,657)       1,914,902        1,243,102
                                                                                  -------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .............      (28,259,346)     (38,301,983)      (7,231,054)
   Forward Foreign Currency Contracts ..........................................                0                0                0
   Futures transactions ........................................................                0                0                0
                                                                                  -------------------------------------------------
Net realized gain and loss from investments ....................................      (28,259,346)     (38,301,983)      (7,231,054)
                                                                                  -------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .............     (135,788,345)     (61,469,442)     (48,544,843)
   Forward foreign currency contracts ..........................................                0                0                0
   Futures transactions ........................................................                0                0                0
                                                                                  -------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ............     (135,788,345)     (61,469,442)     (48,544,843)
                                                                                  -------------------------------------------------
Net realized and unrealized gain (loss) on investments .........................     (164,047,691)     (99,771,425)     (55,775,897)
                                                                                  -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................  $  (165,729,348) $   (97,856,523) $   (54,532,795)
                                                                                  =================================================

1 Net of foreign withholding taxes of ..........................................  $        12,624  $             0  $         7,950

216 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                       C&B LARGE CAP VALUE PORTFOLIO
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                    March 31, 2008        Year Ended
                                                                                      (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $  1,241,289,608   $      841,546,045

OPERATIONS
   Net investment income (loss) ................................................          8,660,053           16,064,930
   Net realized gain (loss) on investments .....................................         (1,752,673)          56,127,455
   Net change in unrealized appreciation (depreciation) of investments .........       (159,412,790)          43,387,252
                                                                                   -------------------------------------
Net increase (decrease) in net assets resulting from operations ................       (152,505,410)         115,579,637
                                                                                   -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................         51,571,471          483,212,085
   Withdrawals .................................................................       (323,037,048)        (199,048,159)
                                                                                   -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...       (271,465,577)         284,163,926
                                                                                   -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       (423,970,987)         399,743,563
                                                                                   =====================================
ENDING NET ASSETS ..............................................................   $    817,318,621   $    1,241,289,608
                                                                                   =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 217


                                                                                        DISCIPLINED GROWTH PORTFOLIO
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                    March 31, 2008        Year Ended
                                                                                     (Unaudited)      September 30, 2007
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $    183,601,568   $      187,057,301

OPERATIONS
   Net investment income (loss) ................................................             65,370              185,231
   Net realized gain (loss) on investments .....................................          3,239,225           20,448,384
   Net change in unrealized appreciation (depreciation) of investments .........        (29,631,541)          15,231,365
                                                                                   -------------------------------------
Net increase (decrease) in net assets resulting from operations ................        (26,326,946)          35,864,980
                                                                                   -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          9,217,193            4,065,448
   Withdrawals .................................................................        (33,735,363)         (43,386,161)
                                                                                   -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...        (24,518,170)         (39,320,713)
                                                                                   -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        (50,845,116)          (3,455,733)
                                                                                   =====================================
ENDING NET ASSETS ..............................................................   $    132,756,452   $      183,601,568
                                                                                   =====================================

                                                                                         EMERGING GROWTH PORTFOLIO
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                    March 31, 2008       Period Ended
                                                                                     (Unaudited)      September 30, 2007
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $     86,519,880   $                0

OPERATIONS
   Net investment income (loss) ................................................           (220,549)            (191,853)
   Net realized gain (loss) on investments .....................................         (7,126,588)             377,651
   Net change in unrealized appreciation (depreciation) of investments .........        (17,759,988)          14,162,261
                                                                                   -------------------------------------
Net increase (decrease) in net assets resulting from operations ................        (25,107,125)          14,348,059
                                                                                   -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................         68,379,397           88,757,743
   Withdrawals .................................................................        (20,270,344)         (16,585,922)
                                                                                   -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...         48,109,053           72,171,821
                                                                                   -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         23,001,928           86,519,880
                                                                                   =====================================
ENDING NET ASSETS ..............................................................   $    109,521,808   $       86,519,880
                                                                                   =====================================

                                                                                          EQUITY INCOME PORTFOLIO
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended          For the
                                                                                    March 31, 2008         Year Ended
                                                                                     (Unaudited)      September 30, 2007
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $    665,234,283   $    1,015,722,285

OPERATIONS
   Net investment income (loss) ................................................          5,853,778           16,078,785
   Net realized gain (loss) on investments .....................................         32,503,573          188,810,247
   Net change in unrealized appreciation (depreciation) of investments .........       (112,427,244)         (73,139,434)
                                                                                   -------------------------------------
Net increase (decrease) in net assets resulting from operations ................        (74,069,893)         131,749,598
                                                                                   -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          8,434,299           16,754,808
   Withdrawals .................................................................       (149,025,384)        (498,992,408)
                                                                                   -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...       (140,591,085)        (482,237,600)
                                                                                   -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       (214,660,978)        (350,488,002)
                                                                                   =====================================
ENDING NET ASSETS ..............................................................   $    450,573,305   $      665,234,283
                                                                                   =====================================

218 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                      EQUITY VALUE PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $ 639,562,611       $ 490,515,385

OPERATIONS
   Net investment income (loss) ...........................................................        5,169,656           7,512,769
   Net realized gain (loss) on investments ................................................      (22,869,141)         65,605,985
   Net change in unrealized appreciation (depreciation) of investments ....................      (77,919,530)         30,705,045
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (95,619,015)        103,823,799
                                                                                               ---------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................      156,484,481         125,489,688
   Withdrawals ............................................................................      (38,853,930)        (80,266,261)
                                                                                               ---------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      117,630,551          45,223,427
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       22,011,536         149,047,226
                                                                                               =================================
ENDING NET ASSETS .........................................................................    $ 661,574,147       $ 639,562,611
                                                                                               =================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 219


                                                                                                         INDEX PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $ 2,814,355,166     $ 2,548,093,616

OPERATIONS
   Net investment income (loss) ...........................................................        26,384,045          51,519,728
   Net realized gain (loss) on investments ................................................        54,045,519         117,184,727
   Net change in unrealized appreciation (depreciation) of investments ....................      (429,311,119)        245,109,179
                                                                                              -----------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (348,881,555)        413,813,634
                                                                                              -----------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        68,765,604         226,915,817
   Withdrawals ............................................................................      (191,652,694)       (374,467,901)
                                                                                              -----------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      (122,887,090)       (147,552,084)
                                                                                              -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (471,768,645)        266,261,550
                                                                                              ===================================
ENDING NET ASSETS .........................................................................   $ 2,342,586,521     $ 2,814,355,166
                                                                                              ===================================
                                                                                                  INTERNATIONAL CORE PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $ 159,894,926      $ 161,638,942

OPERATIONS
   Net investment income (loss) ...........................................................          319,442          2,056,363
   Net realized gain (loss) on investments ................................................        8,871,753         27,306,462
   Net change in unrealized appreciation (depreciation) of investments ....................      (26,149,901)         5,567,904
                                                                                               --------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (16,958,706)        34,930,729
                                                                                               --------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        5,567,604          5,766,735
   Withdrawals ............................................................................      (36,684,788)       (42,441,480)
                                                                                               --------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      (31,117,184)       (36,674,745)
                                                                                               --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (48,075,890)        (1,744,016)
                                                                                               ================================
ENDING NET ASSETS .........................................................................    $ 111,819,036      $ 159,894,926
                                                                                               ================================
                                                                                                  INTERNATIONAL GROWTH PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................     $ 300,626,325     $  301,162,819

OPERATIONS
   Net investment income (loss) ...........................................................            63,038          3,331,475
   Net realized gain (loss) on investments ................................................        19,275,961         56,226,589
   Net change in unrealized appreciation (depreciation) of investments ....................       (41,452,231)        15,364,318
                                                                                                --------------------------------
Net increase (decrease) in net assets resulting from operations ...........................       (22,113,232)        74,922,382
                                                                                                --------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        11,744,979         57,271,305
   Withdrawals ............................................................................       (48,690,317)      (132,730,181)
                                                                                                --------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............       (36,945,338)       (75,458,876)
                                                                                                --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (59,058,570)          (536,494)
                                                                                                ================================
ENDING NET ASSETS .........................................................................     $ 241,567,755     $  300,626,325
                                                                                                ================================

220 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                  INTERNATIONAL INDEX PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $  160,036,146      $  161,960,014

OPERATIONS
   Net investment income (loss) ...........................................................         1,366,073           3,481,241
   Net realized gain (loss) on investments ................................................        13,524,125          13,737,627
   Net change in unrealized appreciation (depreciation) of investments ....................       (30,044,223)         18,734,077
                                                                                               ----------------------------------
Net increase (decrease) in net assets resulting from operations ...........................       (15,154,025)         35,952,945
                                                                                               ----------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................         4,808,069           4,852,777
   Withdrawals ............................................................................       (37,984,400)        (42,729,590)
                                                                                               ----------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............       (33,176,331)        (37,876,813)
                                                                                               ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (48,330,356)         (1,923,868)
                                                                                               ==================================
ENDING NET ASSETS .........................................................................    $  111,705,790      $  160,036,146
                                                                                               ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 221


                                                                                                  INTERNATIONAL VALUE PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $ 447,175,488       $ 303,207,650

OPERATIONS
   Net investment income (loss) ...........................................................        5,026,163           9,296,214
   Net realized gain (loss) on investments ................................................        3,270,994          23,855,136
   Net change in unrealized appreciation (depreciation) of investments ....................      (76,145,949)         35,415,227
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (67,848,792)         68,566,577
                                                                                               ---------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................       46,145,493         121,299,047
   Withdrawals ............................................................................      (31,247,203)        (45,897,786)
                                                                                               ---------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............       14,898,290          75,401,261
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (52,950,502)        143,967,838
                                                                                               =================================
ENDING NET ASSETS .........................................................................    $ 394,224,986       $ 447,175,488
                                                                                               =================================
                                                                                                 LARGE CAP APPRECIATION PORTFOLIO
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $ 179,028,956       $ 170,740,349

OPERATIONS
   Net investment income (loss) ...........................................................          483,386             967,108
   Net realized gain (loss) on investments ................................................        3,171,910          14,007,484
   Net change in unrealized appreciation (depreciation) of investments ....................      (22,866,789)         19,094,005
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (19,211,493)         34,068,597
                                                                                               ---------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        6,343,458          16,092,463
   Withdrawals ............................................................................      (20,438,113)        (41,872,453)
                                                                                               ---------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      (14,094,655)        (25,779,990)
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (33,306,148)          8,288,607
                                                                                               =================================
ENDING NET ASSETS .........................................................................    $ 145,722,808       $ 179,028,956
                                                                                               =================================
                                                                                                  LARGE COMPANY GROWTH PORTFOLIO
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $ 2,759,101,141     $ 3,092,485,051

OPERATIONS
   Net investment income (loss) ...........................................................         3,775,961          13,363,990
   Net realized gain (loss) on investments ................................................       149,362,283         260,107,600
   Net change in unrealized appreciation (depreciation) of investments ....................      (582,697,549)        206,232,842
                                                                                              -----------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (429,559,305)        479,704,432
                                                                                              -----------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        46,267,742          90,833,168
   Withdrawals ............................................................................      (390,141,435)       (903,921,510)
                                                                                              -----------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      (343,873,693)       (813,088,342)
                                                                                              -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (773,432,998)       (333,383,910)
                                                                                              ===================================
ENDING NET ASSETS .........................................................................   $ 1,985,668,143     $ 2,759,101,141
                                                                                              ===================================

222 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                    SMALL CAP INDEX PORTFOLIO
                                                                                             --------------------------------------
                                                                                                  For the
                                                                                             Six Months Ended          For the
                                                                                              March 31, 2008         Year Ended
                                                                                                (Unaudited)      September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $    415,372,828    $      396,054,239

OPERATIONS
   Net investment income (loss) ..........................................................          2,540,353             4,748,319
   Net realized gain (loss) on investments ...............................................         24,163,447            52,487,191
   Net change in unrealized appreciation (depreciation) of investments ...................        (80,623,744)              527,499
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................        (53,919,944)           57,763,009
                                                                                             --------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................................................         11,438,426            51,981,926
   Withdrawals ...........................................................................        (59,203,968)          (90,426,346)
                                                                                             --------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests .............        (47,765,542)          (38,444,420)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       (101,685,486)           19,318,589
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $    313,687,342    $      415,372,828
                                                                                             ======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 223


                                                          SMALL COMPANY GROWTH PORTFOLIO          SMALL COMPANY VALUE PORTFOLIO
                                                      -------------------------------------   -------------------------------------
                                                           For the                                 For the
                                                      Six Months Ended         For the        Six Months Ended         For the
                                                       March 31, 2008        Year Ended        March 31, 2008        Year Ended
                                                         (Unaudited)     September 30, 2007      (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...........................   $    833,747,672   $      927,550,765   $    513,730,741   $      456,421,037

OPERATIONS
   Net investment income (loss) ...................         (1,681,657)          (4,245,817)         1,914,902            2,716,459
   Net realized gain (loss) on investments ........        (28,259,346)         119,507,224        (38,301,983)          60,770,961
   Net change in unrealized appreciation
     (depreciation) of investments ................       (135,788,345)          33,980,926        (61,469,442)         (34,673,152)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations ................................       (165,729,348)         149,242,333        (97,856,523)          28,814,268
                                                      -----------------------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..................................         21,783,298           59,572,668         28,963,036          106,270,058
   Withdrawals ....................................       (128,328,055)        (302,618,094)       (75,619,248)         (77,774,622)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from transactions in
   investors' beneficial interests ................       (106,544,757)        (243,045,426)       (46,656,212)          28,495,436
                                                      -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............       (272,274,105)         (93,803,093)      (144,512,735)          57,309,704
                                                      =============================================================================
ENDING NET ASSETS .................................   $    561,473,567   $      833,747,672   $    369,218,006   $      513,730,741
                                                      =============================================================================

                                                                                               STRATEGIC SMALL CAP VALUE PORTFOLIO
                                                                                             --------------------------------------
                                                                                                  For the
                                                                                             Six Months Ended          For the
                                                                                              March 31, 2008        Period Ended
                                                                                                (Unaudited)      September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $    371,760,563    $      359,375,258

OPERATIONS
   Net investment income (loss) ..........................................................          1,243,102             1,156,324
   Net realized gain (loss) on investments ...............................................         (7,231,054)           28,258,077
   Net change in unrealized appreciation (depreciation) of investments ...................        (48,544,843)            1,189,101
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................        (54,532,795)           30,603,502
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................................................         13,527,713            56,302,978
   Withdrawals ...........................................................................        (49,538,726)          (74,521,175)
                                                                                             --------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests .............        (36,011,013)          (18,218,197)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (90,543,808)           12,385,305
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $    281,216,755    $      371,760,563
                                                                                             ======================================

224 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                                Ratio to Average Net Assets (Annualized) 1
                                                             -----------------------------------------------              Portfolio
                                                             Net Investment     Gross    Expenses      Net       Total     Turnover
                                                              Income (Loss)   Expenses    Waived    Expenses   Return 2      Rate
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        1.58%         0.73%    (0.04)%      0.69%    (12.80)%       10%
October 1, 2006 to September 30, 2007 ....................        1.48%         0.74%    (0.06)%      0.68%     11.88%        24%
October 1, 2005 to September 30, 2006 ....................        1.77%         0.76%    (0.10)%      0.66%     15.30%        29%
December 6, 2004 3 to September 30, 2005 .................        0.98%         0.77%    (0.06)%      0.71%      1.51%        19%

DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.08%         0.78%    (0.01)%      0.77%    (16.52)%       47%
October 1, 2006 to September 30, 2007 ....................        0.10%         0.79%     0.00% 4     0.79%     21.22%        68%
October 1, 2005 to September 30, 2006 ....................        0.12%         0.79%    (0.01)%      0.78%      1.41%        90%
October 1, 2004 to September 30, 2005 ....................        0.44%         0.79%    (0.01)%      0.78%     11.76%        45%
October 1, 2003 to September 30, 2004 ....................        0.28%         0.80%    (0.26)%      0.54%      9.88%        87%
October 1, 2002 to September 30, 2003 ....................        0.28%         0.88%    (0.15)%      0.73%     25.65%       117%

EMERGING GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............       (0.47)%        0.96%    (0.01)%      0.95%    (23.63)%       95%
January 31, 2007 3 to September 30, 2007 .................       (0.54)%        1.01%    (0.02)%      0.99%     24.40%       125%

EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        2.13%         0.76%    (0.22)%      0.54%    (12.80)%        3%
October 1, 2006 to September 30, 2007 ....................        1.91%         0.76%    (0.19)%      0.57%     15.91%        16%
October 1, 2005 to September 30, 2006 ....................        1.84%         0.75%    (0.05)%      0.70%     11.21%         7%
October 1, 2004 to September 30, 2005 ....................        2.04%         0.73%    (0.13)%      0.60%     13.30%        20%
October 1, 2003 to September 30, 2004 ....................        1.86%         0.77%    (0.21)%      0.56%     17.04%        11%
October 1, 2002 to September 30, 2003 ....................        2.01%         0.78%    (0.11)%      0.67%     20.66%         9%

EQUITY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        1.68%         0.75%    (0.05)%      0.70%    (14.73)%       56%
October 1, 2006 to September 30, 2007 ....................        1.29%         0.77%    (0.08)%      0.69%     20.21%       108%
October 1, 2005 to September 30, 2006 ....................        1.18%         0.78%    (0.01)%      0.77%     10.73%       107%
October 1, 2004 to September 30, 2005 ....................        1.22%         0.78%    (0.02)%      0.76%     21.61%       145%
October 1, 2003 to September 30, 2004 ....................        1.25%         0.80%    (0.18)%      0.62%     17.82%       122%
August 29, 2003 3 to September 30, 2003 ..................        0.64%         0.86%    (0.32)%      0.54%     (1.80)%        3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        2.04%         0.11%     0.00% 4     0.11%    (12.60)%        2%
October 1, 2006 to September 30, 2007 ....................        1.86%         0.11%    (0.01)%      0.10%     16.35%         8%
October 1, 2005 to September 30, 2006 ....................        1.86%         0.11%     0.00%       0.11%     10.70%         9%
October 1, 2004 to September 30, 2005 ....................        2.08%         0.12%    (0.08)%      0.04%     12.23%         8%
October 1, 2003 to September 30, 2004 ....................        1.71%         0.17%    (0.14)%      0.03%     13.87%         2%
October 1, 2002 to September 30, 2003 ....................        1.70%         0.18%    (0.05)%      0.13%     24.42%         3%

INTERNATIONAL CORE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.48%         1.13%    (0.02)%      1.11%    (12.48)%       24%
October 1, 2006 to September 30, 2007 ....................        1.27%         1.09%    (0.01)%      1.08%     23.70%        66%
October 1, 2005 to September 30, 2006 ....................        1.99%         1.09%    (0.06)%      1.03%     14.58%        39%
October 1, 2004 to September 30, 2005 ....................        1.51%         1.09%    (0.01)%      1.08%     18.69%       108%
October 1, 2003 to September 30, 2004 ....................        0.86%         1.11%    (0.15)%      0.96%     13.84%        33%
October 1, 2002 to September 30, 2003 ....................        0.81%         1.12%    (0.03)%      1.09%     18.39%        75%

INTERNATIONAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.05%         1.08%    (0.03)%      1.05%     (8.77)%       27%
October 1, 2006 to September 30, 2007 ....................        1.09%         1.06%    (0.03)%      1.03%     27.40%        73%
October 1, 2005 to September 30, 2006 ....................        0.87%         1.07%    (0.09)%      0.98%     19.95%        62%
October 6, 2004 3 to September 30, 2005 ..................        1.02%         1.08%    (0.02)%      1.06%     22.30%        67%

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Master Portfolios 225


                                                                Ratio to Average Net Assets (Annualized) 1
                                                             -----------------------------------------------              Portfolio
                                                             Net Investment     Gross    Expenses      Net       Total     Turnover
                                                              Income (Loss)   Expenses    Waived    Expenses   Return 2      Rate
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        2.04%         0.51%    (0.01)%      0.50%    (11.14)%        4%
October 1, 2006 to September 30, 2007 ....................        2.15%         0.49%     0.00%       0.49%     24.52%         3%
October 1, 2005 to September 30, 2006 ....................        2.59%         0.49%    (0.12)%      0.37%     19.44%         7%
October 6, 2004 3 to September 30, 2005 ..................        2.41%         0.49%    (0.03)%      0.46%     21.90%        21%

INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        2.41%         1.07%    (0.08)%      0.99%    (15.01)%        6%
October 1, 2006 to September 30, 2007 ....................        2.47%         1.07%    (0.04)%      1.03%     21.91%        19%
October 1, 2005 to September 30, 2006 ....................        2.34%         1.09%     0.00%       1.09%     19.32%        31%
October 1, 2004 to September 30, 2005 ....................        2.21%         1.11%    (0.01)%      1.10%     25.92%        14%
October 31, 2003 3 to September 30, 2004 .................        2.61%         1.02%    (0.18)%      0.84%     20.00%        24%

LARGE CAP APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.59%         0.72%    (0.02)%      0.70%    (11.40)%       69%
October 1, 2006 to September 30, 2007 ....................        0.57%         0.74%    (0.05)%      0.69%     21.80%       145%
October 1, 2005 to September 30, 2006 ....................        0.65%         0.75%    (0.03)%      0.72%      3.34%       155%
October 1, 2004 to September 30, 2005 ....................        0.83%         0.74%     0.00%       0.74%     20.02%       133%
October 1, 2003 to September 30, 2004 ....................        0.50%         0.76%    (0.14)%      0.62%     10.56%       149%
October 1, 2002 to September 30, 2003 ....................        0.29%         0.81%    (0.09)%      0.72%     18.50%       153%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.31%         0.69%    (0.02)%      0.67%    (16.68)%        3%
October 1, 2006 to September 30, 2007 ....................        0.46%         0.70%    (0.02)%      0.68%     17.80%        10%
October 1, 2005 to September 30, 2006 ....................        0.14%         0.70%    (0.09)%      0.61%      1.41%         6%
October 1, 2004 to September 30, 2005 ....................        0.69%         0.69%    (0.01)%      0.68%     11.03%        18%
October 1, 2003 to September 30, 2004 ....................       (0.09)%        0.76%    (0.08)%      0.68%      2.96%        14%
October 1, 2002 to September 30, 2003 ....................       (0.24)%        0.78%    (0.02)%      0.76%     27.90%        13%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        1.40%         0.23%    (0.07)%      0.16%    (13.52)%       11%
October 1, 2006 to September 30, 2007 ....................        1.10%         0.23%    (0.05)%      0.18%     14.78%        24%
October 1, 2005 to September 30, 2006 ....................        0.95%         0.24%    (0.01)%      0.23%      6.89%        20%
October 1, 2004 to September 30, 2005 ....................        1.00%         0.23%    (0.05)%      0.18%     21.03%        14%
October 1, 2003 to September 30, 2004 ....................        0.93%         0.28%    (0.19)%      0.09%     23.97%        17%
October 1, 2002 to September 30, 2003 ....................        0.74%         0.31%    (0.02)%      0.29%     27.79%        11%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............       (0.49)%        0.90%     0.00% 4     0.90%    (21.67)%       65%
October 1, 2006 to September 30, 2007 ....................       (0.46)%        0.90%     0.00%       0.90%     17.74%       138%
October 1, 2005 to September 30, 2006 ....................       (0.33)%        0.91%    (0.01)%      0.90%      7.02%       125%
October 1, 2004 to September 30, 2005 ....................       (0.45)%        0.91%     0.00%       0.91%     16.51%       142%
October 1, 2003 to September 30, 2004 ....................       (0.63)%        0.93%    (0.07)%      0.86%     12.70%       145%
October 1, 2002 to September 30, 2003 ....................       (0.35)%        0.94%    (0.02)%      0.92%     37.90%       163%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.90%         0.91%     0.00% 4     0.91%    (19.80)%       22%
October 1, 2006 to September 30, 2007 ....................        0.53%         0.93%    (0.01)%      0.92%      6.53%        69%
October 1, 2005 to September 30, 2006 ....................        0.64%         0.92%    (0.13)%      0.79%      6.70%       114%
October 1, 2004 to September 30, 2005 ....................        0.61%         0.92%    (0.10)%      0.82%     24.77%        70%
October 1, 2003 to September 30, 2004 ....................        0.54%         0.93%    (0.13)%      0.80%     23.72%        64%
October 1, 2002 to September 30, 2003 ....................        0.70%         0.95%    (0.16)%      0.79%     38.33%        80%

STRATEGIC SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.76%         0.92%    (0.04)%      0.88%    (15.46)%       29%
October 1, 2006 to September 30, 2007 ....................        0.30%         0.93%    (0.01)%      0.92%      8.65%        64%
January 31, 2006 3 to September 30, 2006 .................        0.75%         0.94%    (0.19)%      0.75%      0.60%        37%

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

226 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 227


Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2005; May 31, 2006; May 31, 2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

228 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


As of March 31, 2008, outstanding forward contracts were as follows:

---------------------------------------------------------------------------------------------------------------
                                    Currency                                      Currency      Net Unrealized
                                  Amount to be       Type of        Settlement   Amount to be    Appreciation/
PORTFOLIO                           Received         Currency          Date       Delivered      (Depreciation)
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO          8,992      Brazilian Real   04/01/2008    $   5,125        $  (51)
                                      326,787      Swiss Franc      04/01/2008      329,058           760
                                       82,910          Euro         04/01/2008      130,895          (239)
                                    1,890,910    Hong Kong Dollar   04/01/2008      242,965            17
                                  108,786,359      Japanese Yen     04/01/2008    1,091,356        (2,577)
                                    1,247,380    Norwegian Krone    04/01/2008      244,952          (353)
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO         350,000           Euro        06/30/2008      550,218         6,457
                                      250,000      British Pound    06/30/2008      492,564        (4,160)
                                   55,600,000      Japanese Yen     06/30/2008      554,577         2,920
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO          19,589      British Pound    04/02/2008    $  38,878          (181)
---------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2008, the following Funds held open futures contracts:

---------------------------------------------------------------------------------------------------------------
                                                                                    Notional    Net Unrealized
                                                                                    Contract    Appreciation/
PORTFOLIO                         Contracts        Type         Expiration Date      Amount     (Depreciation)
---------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                     17 Long       S&P 500          June 2008      $ 5,609,164       $ 17,836
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO       15 Long   DJ Eurostoxx 50      June 2008          805,398         38,143
                                     8 Long    FTSE 100 Index      June 2008          872,012         35,648
                                     7 Long        TOPIX           June 2008          841,762         13,063
---------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO            4 Long     Russell 2000       June 2008        1,336,275         43,725
---------------------------------------------------------------------------------------------------------------

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 229


of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at March 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2008, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

--------------------------------------------------------------------------------------
PORTFOLIO                             Defaulted SIVs ($Market Value)  % of Net Assets
--------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                  $ 3,738,207                 0.46%
--------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                       241,183                 0.18%
--------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                        2,924,462                 2.67%
--------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                          4,264,729                 0.95%
--------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                           6,995,174                 1.06%
--------------------------------------------------------------------------------------
INDEX PORTFOLIO                                 29,805,123                 1.27%
--------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                   508,764                 0.35%
--------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                  16,601,468                 0.84%
--------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                        7.843,024                 2.50%
--------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                   8,023,327                 1.43%
--------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                    4,619,589                 1.25%
--------------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to

230 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

-------------------------------------------------------------------------------------------------------------------------------
                                                        Advisory                                                   Subadvisory
                                                        Fees (% of                                                 Fees (% of
                                    Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                            Net Assets        Net Assets)         Subadviser            Net Assets        Net Assets)
-------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO*   First $500 million       0.700         Cooke & Bieler LP    First $250 million       0.450
                                  Next $500 million       0.650                               Next $250 million       0.400
                                    Next $2 billion       0.600                               Next $250 million       0.350
                                    Next $2 billion       0.575                               Over $750 million       0.300
                                    Over $5 billion       0.550
-------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO*    First $500 million       0.700            Smith Asset       First $200 million       0.300
                                  Next $500 million       0.650            Management         Next $300 million       0.200
                                    Next $2 billion       0.600             Group LP          Over $500 million       0.150
                                    Next $2 billion       0.575
                                    Over $5 billion       0.550
-------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO*        First 500 million       0.850           Wells Capital      First $100 million       0.550
                                   Next 500 million       0.825            Management         Next $100 million       0.500
                                    Next $1 billion       0.800           Incorporated        Over $200 million       0.400
                                    Next $1 billion       0.775
                                    Next $3 billion       0.750
-------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO*         First $500 million       0.700           Wells Capital      First $100 million       0.350
                                  Next $500 million       0.650            Management         Next $100 million       0.300
                                    Next $2 billion       0.600           Incorporated        Next $300 million       0.200
                                    Next $2 billion       0.575                               Over $500 million       0.150
                                    Over $5 billion       0.500
-------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO*          First $500 million       0.700       Systematic Financial   First $150 million       0.300
                                  Next $500 million       0.650           Management LP       Next $200 million       0.200
                                    Next $2 billion       0.600                               Next $400 million       0.150
                                    Next $2 billion       0.575                               Next $250 million       0.130
                                    Over $5 billion       0.550                                 Over $1 billion       0.100
-------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                  First $500 million       0.100           Wells Capital      First $100 million       0.050
                                  Next $500 million       0.100            Management         Next $100 million       0.030
                                    Next $2 billion       0.075           Incorporated        Over $200 million       0.020
                                    Next $2 billion       0.075
                                    Over $5 billion       0.050
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO     First $500 million       0.950             New Star          First $50 million       0.350
                                  Next $500 million       0.900           Institutional       Next $500 million       0.290
                                    Next $2 billion       0.850             Managers          Over $550 million       0.200
                                    Next $2 billion       0.825              Limited
                                    Over $5 billion       0.800
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO   First $500 million       0.950        Artisan Partners LP   First $250 million       0.700
                                  Next $500 million       0.900                               Over $250 million       0.500
                                    Next $2 billion       0.850
                                    Next $2 billion       0.825
                                    Over $5 billion       0.800
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO    First $500 million       0.350            SSgA Funds        First $100 million       0.080
                                  Next $500 million       0.350            Management         Over $100 million       0.060
                                    Next $2 billion       0.325
                                    Next $2 billion       0.325
                                    Over $5 billion       0.300
-------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 231


----------------------------------------------------------------------------------------------------------------------------------
                                                              Advisory                                                Subadvisory
                                                             Fees (% of                                               Fees (% of
                                         Average Daily      Average Daily                          Average Daily     Average Daily
PORTFOLIO                                 Net Assets         Net Assets)        Subadviser          Net Assets        Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO          First $500 million       0.950           LSV Asset       First $150 million       0.350
                                        Next $500 million       0.900           Management       Next $350 million       0.400
                                          Next $2 billion       0.850                            Next $250 million       0.350
                                          Next $2 billion       0.825                            Next $250 million       0.325
                                          Over $5 billion       0.800                              Over $1 billion       0.300
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO*      First $500 million       0.700        Cadence Capital    First $250 million       0.300
                                        Next $500 million       0.650         Management LLC     Next $250 million       0.200
                                          Next $2 billion       0.600                            Next $500 million       0.150
                                          Next $2 billion       0.575                              Over $1 billion       0.100
                                          Over $5 billion       0.550
----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO*        First $500 million       0.700       Peregrine Capital    First $25 million       0.550
                                        Next $500 million       0.650           Management        Next $25 million       0.450
                                          Next $2 billion       0.600          Incorporated      Next $100 million       0.400
                                          Next $2 billion       0.575                            Next $125 million       0.350
                                          Over $5 billion       0.550                            Over $275 million       0.225
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO              First $500 million       0.200         Wells Capital     First $100 million       0.050
                                        Next $500 million       0.200           Management       Next $100 million       0.030
                                          Next $2 billion       0.175          Incorporated      Over $200 million       0.020
                                          Next $2 billion       0.175
                                          Over $5 billion       0.150
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO*        First $500 million       0.850       Peregrine Capital    First $50 million       0.900
                                        Next $500 million       0.825           Management       Next $130 million       0.750
                                          Next $1 billion       0.800          Incorporated      Next $160 million       0.650
                                          Next $1 billion       0.775                            Next $345 million       0.500
                                          Over $3 billion       0.750                             Next $50 million       0.520
                                                                                                 Over $735 million       0.550
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO*         First $500 million       0.850       Peregrine Capital   First $175 million       0.500
                                        Next $500 million       0.825           Management       Over $175 million       0.750
                                          Next $1 billion       0.800          Incorporated
                                          Next $1 billion       0.775
                                          Over $3 billion       0.750
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO*   First $500 million       0.850         Wells Capital     First $200 million       0.450
                                        Next $500 million       0.825           Management       Over $200 million       0.400
                                          Next $1 billion       0.800          Incorporated
                                          Next $1 billion       0.775
                                          Over $3 billion       0.750
----------------------------------------------------------------------------------------------------------------------------------

* Effective February 1, 2008. Prior to February 1, 2008, Funds Management was entitled to receive an annual fee at the following rates:

---------------------------------------------------------------------------
                                    Average Daily       Advisory Fees (% of
PORTFOLIO                            Net Assets        Average Daily Assets)
---------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO    First $500 million            0.750
                                  Next $500 million            0.700
                                    Next $2 billion            0.650
                                    Next $2 billion            0.625
                                    Over $5 billion            0.600
---------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO     First $500 million            0.750
                                  Next $500 million            0.700
                                    Next $2 billion            0.650
                                    Next $2 billion            0.652
                                    Over $5 billion            0.600
---------------------------------------------------------------------------

232 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


------------------------------------------------------------------------------------------------------
                                                        Average Daily             Advisory Fees (% of
PORTFOLIO                                                Net Assets              Average Daily Assets)
------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                            First $500 million                   0.900
                                                      Next $500 million                   0.850
                                                        Next $2 billion                   0.800
                                                        Next $2 billion                   0.775
                                                        Over $5 billion                   0.750
------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                              First $500 million                   0.750
                                                      Next $500 million                   0.700
                                                        Next $2 billion                   0.650
                                                        Next $2 billion                   0.625
                                                        Over $5 billion                   0.600
------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                               First $500 million                   0.750
                                                      Next $500 million                   0.700
                                                        Next $2 billion                   0.650
                                                        Next $2 billion                   0.625
                                                        Over $5 billion                   0.600
------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                     First $500 million                   0.700
                                                      Next $500 million                   0.700
                                                        Next $2 billion                   0.650
                                                        Next $2 billion                   0.625
                                                        Over $5 billion                   0.600
------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                       First $500 million                   0.750
                                                      Next $500 million                   0.700
                                                        Next $2 billion                   0.650
                                                        Next $2 billion                   0.625
                                                        Over $5 billion                   0.600
------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                       First $500 million                   0.900
                                                      Next $500 million                   0.850
                                                        Next $2 billion                   0.800
                                                        Next $2 billion                   0.775
                                                        Over $5 billion                   0.750
------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                        First $500 million                   0.900
                                                      Next $500 million                   0.850
                                                        Next $2 billion                   0.800
                                                        Next $2 billion                   0.775
                                                        Over $5 billion                   0.750
------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO                  First $500 million                   0.900
                                                      Next $500 million                   0.850
                                                        Next $2 billion                   0.800
                                                        Next $2 billion                   0.775
                                                        Over $5 billion                   0.750
------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 233


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
PORTFOLIO                                                       Daily Net Assets
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                                          0.10
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                                        0.10
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
ALL OTHER FUNDS                                                       0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

For the period ended March 31, 2008, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended March 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                   Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                 $ 106,890,368        $ 370,314,321
--------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                     71,779,598           98,668,488
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                       131,062,968           88,449,959
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                          19,206,782          149,459,543
--------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                          472,486,062          345,884,678
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                  62,778,603          157,349,827
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                     32,100,322           61,018,542
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                   72,125,991          104,495,495
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                     5,152,097           37,622,144
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                    47,767,989           22,463,671
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                111,330,432          127,426,523
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                   63,594,726          416,937,648
--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                        38,193,809           81,809,159
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                  440,407,438          547,151,682
--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                    94,083,919          136,738,998
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO              91,607,618          112,636,792
--------------------------------------------------------------------------------

234 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

Other Information                           Wells Fargo Equity Gateway Funds 235


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987         Co-Director for the Calloway School of Stephens           None
65                                                   University of Wake Forest University. Prior thereto,
                                                     the Thomas Goho Chair of Finance of Wake Forest
                                                     University, Calloway School of Business and
                                                     Accountancy, from 2006-2007 and Associate Professor of
                                                     Finance from 1999-2005.
-----------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998;        Chairman, CEO and Co-Founder of Crystal Geyser Water      None
65                       Chairman, since 2005        Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since 2001)   Company.
-----------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006         Professor of Insurance and Risk Management, Wharton       None
55                                                   School, University of Pennsylvania. Director of the
                                                     Boettner Center on Pensions and Retirement Research.
                                                     Research associate and board member, Penn Aging Research
                                                     Center. Research associate, National Bureau of Economic
                                                     Research.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996         President and CEO of Southern Minnesota Initiative        None
56                                                   Foundation, a non-profit organization since 2007 and
                                                     Senior Fellow at the Humphrey Institute Policy Forum at
                                                     the University of Minnesota since 1995
-----------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996         Principal of the law firm of Willeke & Daniels.           None
67
-----------------------------------------------------------------------------------------------------------------------------------

236 Wells Fargo Equity Gateway Funds                           Other Information


INTERESTED TRUSTEE 3

-----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,    None
63                                                   Chairman of Whitepoint Capital, LLC until 2004.
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and    None
48                                                   President of Wells Fargo Funds Management, LLC since
                                                     2003. Senior Vice President and Chief Administrative
                                                     Officer of Wells Fargo Funds Management, LLC from 2001
                                                     to 2003.
-----------------------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo        None
47                       Chief Legal Counsel,        Funds Management, LLC since 2001. Vice President and
                         since 2003                  Managing Senior Counsel of Wells Fargo Bank, N.A. since
                                                     1996.
-----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007       Vice President and Manager of Fund Accounting,            None
48                                                   Reporting and Tax for Wells Fargo Funds Management, LLC
                                                     since 2007. Director of Fund Administration and SEC
                                                     Reporting for TIAA-CREF from 2005 to 2007. Chief
                                                     Operating Officer for UMB Fund Services, Inc. from 2004
                                                     to 2005. Controller for Sungard Transaction Networks
                                                     from 2002 to 2004.
-----------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early          Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds             None
43                       since 2007                  Management, LLC since 2007. Chief Compliance Officer of
                                                     Parnassus Investments from 2005 to 2007. Chief Financial
                                                     Officer of Parnassus Investments from 2004 to 2007 and
                                                     Senior Audit Manager of PricewaterhouseCoopers LLP from
                                                     1998 to 2004.
-----------------------------------------------------------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of March 31, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

Other Information                           Wells Fargo Equity Gateway Funds 237


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

C&B LARGE CAP VALUE FUND, DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND, EMERGING GROWTH FUND, EQUITY INCOME FUND, EQUITY VALUE FUND, GROWTH EQUITY FUND, INTERNATIONAL VALUE FUND, LARGE CAP APPRECIATION FUND,
LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, SMALL COMPANY VALUE FUND, STRATEGIC SMALL CAP VALUE FUND, C&B LARGE CAP VALUE PORTFOLIO,
DISCIPLINED GROWTH PORTFOLIO, EMERGING GROWTH PORTFOLIO,
EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO,
INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO,
INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO,
LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO,
SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO,
SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust (collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) investment advisory agreements with Funds Management for the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Strategic Small Cap Value Fund, C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Funds"); (ii) investment sub-advisory agreements with Wells Capital Management for the Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Growth Equity Fund, Strategic Small Cap Value Fund, Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio; (iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio;
(iv) an investment sub-advisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio; (v) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (vi) investment sub-advisory agreements with LSV Asset Management ("LSV") for the International Value Fund and International Value Portfolio; (vii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Portfolio; (viii) investment sub-advisory agreements with Peregrine Capital Management, Inc. ("Peregrine") for the Diversified Equity Fund, Diversified Small Cap Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (ix) investment sub-advisory agreements with Smith Asset Management Group ("Smith") for the Diversified Equity Fund, Growth Equity Fund and Disciplined Growth Portfolio;
(x) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (xi) investment sub-advisory agreements with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Fund and Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, LSV, New Star, Peregrine, Smith, SSgA and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on March 28, 2008, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their

238 Wells Fargo Equity Gateway Funds                           Other Information


evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund are gateway blended funds that invest all of their assets in the portfolios identified above and the C&B Large Cap Value Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund and Strategic Small Cap Value Fund are gateway feeder funds that invest all of their assets in one of the portfolios identified above, which has a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Boards took into account the administrative services provided, or anticipated to be provided, to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2007. They also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Fund (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Boards noted that the performance of each Fund, except the C&B Large Cap Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund, was better than, equal to, or not appreciably below, the median performance of each Fund's Universe for most time periods. The Boards noted that the performance of the C&B Large Cap Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund was lower than the median performance of each Fund's Universe for most time periods and required further review. As part of their further review, the Boards received an analysis of, and discussed factors contributing to, the underperformance of the C&B Large Cap Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund. The Boards requested continued reports on the performance of the C&B Large Cap Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund.

The Boards received and considered information regarding the Funds' contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the respective median fees of narrower groups of funds that

Other Information                           Wells Fargo Equity Gateway Funds 239


were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Boards noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Board of Funds Trust also noted that, at its regular meeting in November 2007, it had approved the reorganization of a fund of Funds Trust (the "Acquired Fund") into the C&B Large Cap Value Fund, pending shareholder approval, and that if the reorganization were approved by shareholders of the Acquired Fund and consummated, the net operating expense ratios for certain share classes of the Fund would be reduced upon completion of the reorganization.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board of Funds Trust also considered and approved Funds Management's recommendation to reduce administration fees for certain share classes of certain Funds in coming to its conclusion,

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 meetings. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Boards did not consider separate profitability information with respect to Wells Capital Management, Peregrine and Smith, as their profitability from their relationships with the Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund Small Company Value Fund, Strategic Small Cap Value Fund, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio was not a material factor in determining whether to renew the agreements. The Boards did not consider separate profitability information with respect to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, which are not affiliated with Funds Management. The Boards considered that the sub-advisory fees paid to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, had been negotiated by Funds Management on an arm's length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, New Star's, SSgA's and Systematic's profitability from their relationships with the Equity Value

240 Wells Fargo Equity Gateway Funds                           Other Information


Fund, International Value Fund, C&B Large Cap Value Portfolio, Equity Value Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio and Large Cap Appreciation Portfolio, was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that the approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations                       Wells Fargo Equity Gateway Funds 241


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     --  Association of Bay Area Governments
ADR      --  American Depositary Receipt
AMBAC    --  American Municipal Bond Assurance Corporation
AMT      --  Alternative Minimum Tax
ARM      --  Adjustable Rate Mortgages
BART     --  Bay Area Rapid Transit
CDA      --  Community Development Authority
CDO      --  Collateralized Debt Obligation
CDSC     --  Contingent Deferred Sales Charge
CGIC     --  Capital Guaranty Insurance Company
CGY      --  Capital Guaranty Corporation
COP      --  Certificate of Participation
CP       --  Commercial Paper
CTF      --  Common Trust Fund
DW&P     --  Department of Water & Power
DWR      --  Department of Water Resources
ECFA     --  Educational & Cultural Facilities Authority
EDFA     --  Economic Development Finance Authority
ETET     --  Eagle Tax-Exempt Trust
FFCB     --  Federal Farm Credit Bank
FGIC     --  Financial Guaranty Insurance Corporation
FHA      --  Federal Housing Authority
FHAG     --  Federal Housing Agency
FHLB     --  Federal Home Loan Bank
FHLMC    --  Federal Home Loan Mortgage Corporation
FNMA     --  Federal National Mortgage Association
GDR      --  Global Depositary Receipt
GNMA     --  Government National Mortgage Association
GO       --  General Obligation
HCFR     --  Healthcare Facilities Revenue
HEFA     --  Health & Educational Facilities Authority
HEFAR    --  Higher Education Facilities Authority Revenue
HFA      --  Housing Finance Authority
HFFA     --  Health Facilities Financing Authority
IDA      --  Industrial Development Authority
IDAG     --  Industrial Development Agency
IDR      --  Industrial Development Revenue
LIBOR    --  London Interbank Offered Rate
LLC      --  Limited Liability Corporation
LOC      --  Letter of Credit
LP       --  Limited Partnership
MBIA     --  Municipal Bond Insurance Association
MFHR     --  Multi-Family Housing Revenue
MTN      --  Medium Term Note
MUD      --  Municipal Utility District
PCFA     --  Pollution Control Finance Authority
PCR      --  Pollution Control Revenue
PFA      --  Public Finance Authority
PFFA     --  Public Facilities Financing Authority
plc      --  Public Limited Company
PSFG     --  Public School Fund Guaranty
R&D      --  Research & Development
RDA      --  Redevelopment Authority
RDFA     --  Redevelopment Finance Authority
REITS    --  Real Estate Investment Trusts
SFHR     --  Single Family Housing Revenue
SFMR     --  Single Family Mortgage Revenue
SLMA     --  Student Loan Marketing Association
TBA      --  To Be Announced
TRAN     --  Tax Revenue Anticipation Notes
USD      --  Unified School District
XLCA     --  XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

       ------------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ------------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    109402 05-08
                                                               SEGF/SAR111 03-08

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]                        Semi-Annual Report

                                         March 31, 2008

--------------------------------------------------------------------------------

                                         WELLS FARGO ADVANTAGE INDEX FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ..................................................     2

PERFORMANCE HIGHLIGHTS

Index Fund ..............................................................     4

FUND EXPENSES ...........................................................     6

PORTFOLIO OF INVESTMENTS

Index Fund ..............................................................     7

FINANCIAL STATEMENTS

Statement of Assets and Liabilities .....................................     8
Statement of Operations .................................................     9
Statements of Changes in Net Assets .....................................    10
Financial Highlights ....................................................    12

NOTES TO FINANCIAL STATEMENTS ...........................................    14

MASTER PORTFOLIO

PORTFOLIO OF INVESTMENTS

Index Portfolio .........................................................    19

FINANCIAL STATEMENTS

Statement of Assets and Liabilities .....................................    34
Statement of Operations .................................................    35
Statements of Changes in Net Assets .....................................    36
Financial Highlights ....................................................    37

NOTES TO FINANCIAL STATEMENTS ...........................................    38

OTHER INFORMATION .......................................................    42

LIST OF ABBREVIATIONS ...................................................    47

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $156 BILLION IN ASSETS UNDER MANAGEMENT, AS OF MARCH 31, 2008.

EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Value Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Growth and Income Fund                            Overseas Fund
C&B Mid Cap Value Fund                   Growth Fund                                       Small Cap Disciplined Fund
Capital Growth Fund                      Growth Equity Fund                                Small Cap Growth Fund
Common Stock Fund                        Index Fund                                        Small Cap Opportunities Fund
Discovery Fund                           International Core Fund                           Small Cap Value Fund
Diversified Equity Fund                  International Equity Fund                         Small Company Growth Fund
Diversified Small Cap Fund               International Value Fund                          Small Company Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Small/Mid Cap Value Fund
Emerging Markets Equity Fund             Large Cap Growth Fund                             Specialized Financial Services Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Large Company Value Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Disciplined Fund                          Value Fund
Equity Index Fund                        Mid Cap Growth Fund

BOND FUNDS
---------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Stable Income Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Strategic Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Total Return Bond Fund
Corporate Bond Fund                      Municipal Bond Fund                               Ultra Short-Term Income Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Municipal Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Income Fund                         Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
High Yield Bond Fund                     Short-Term Bond Fund
Income Plus Fund                         Short-Term High Yield Bond Fund
Inflation-Protected Bond Fund            Short-Term Municipal Bond Fund

ASSET ALLOCATION FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1        Heritage Money Market Fund                        National Tax-Free Money Market Fund
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       National Tax-Free Money Market Trust
California Tax-Free Money Market Trust   Money Market Fund                                 Overland Express Sweep Fund
Cash Investment Money Market Fund        Money Market Trust                                Prime Investment Money Market Fund
Government Money Market Fund 1           Municipal Money Market Fund                       Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
---------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Index Fund                        Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

    THE LEHMAN BROTHERS TREASURY INDEX RETURNED 8.56%, COMPARED TO 5.23% FOR THE
     BROAD BOND MARKET, AS MEASURED BY THE LEHMAN BROTHERS U.S. AGGREGATE INDEX.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE INDEX FUND that covers the six-month period that ended March 31, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

Falling prices of new and existing homes especially affected subprime borrowers who faltered when easy access to credit all but disappeared for them and market-value equity on their homes declined. The price correction in the market value of homes prevented many struggling borrowers from paying off their full mortgage balances by selling their homes. Housing market woes also had a ripple effect as financial markets began to assess the full impact of the subprime loans that had been packaged and sold both in the United States and abroad. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, highlighted some of the more significant risks within the market.

THE FED RESPONDED IN MANY WAYS

First, by lowering the federal funds rate (the rate at which member banks borrow money from each other) by 250 basis points. (100 basis points equals 1.00%.) Second, it lowered the discount rate (the rate at which banks borrow money directly from the Fed) by 275 basis points. And, third, it agreed to make the discount window available to non-bank dealers and to lend to banks for longer than normal periods of time to help ease some of the constraints on liquidity. In addition, the Fed launched several other new programs to provide liquidity to financial institutions.

INVESTORS SOUGHT RELATIVE SAFETY IN MONEY MARKET FUNDS AND IN THE U.S. TREASURY MARKET

During the six-month period, the Lehman Brothers U.S. Treasury Index 1 returned 8.56%, compared to 5.23% for the broad bond market, as measured by the Lehman Brothers U.S. Aggregate Index 2. Mortgage-related securities declined on continued housing-related turmoil. Corporate and high-yield bonds also trailed as investors worried about the effect of a slowing economy on potential future default rates. In the international credit markets, Europe and Britain experienced some of the same concerns over liquidity that were felt in the U.S. credit markets, which resulted in tighter lending practices overseas.

--------------------------------------------------------------------------------
1 The Lehman Brothers U.S. Treasury Index is composed of public obligations of the U.S. Treasury. You cannot invest directly in an index.

2 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

Letter to Shareholders                        Wells Fargo Advantage Index Fund 3


THE STOCK MARKET STRUGGLED IN MOST AREAS

The S&P 500 Index declined 12.46% for the six-month period. Value stocks underperformed, largely because of weakness in financial stocks, with the S&P 500 Financial Index 3 declining 26.29% for the period. Small cap stocks modestly underperformed large caps. Most international markets also posted negative returns, however, the U.S. dollar's decline partially offset these losses for U.S.-based investors. The MSCI EAFE Index 4 was down 10.50% for the period in U.S. dollar terms.

PLANNING AHEAD

The continued uncertainty surrounding the housing market, liquidity, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

THE S&P 500 INDEX DECLINED 12.46% FOR THE SIX-MONTH PERIOD. ...

....THE MSCI EAFE INDEX WAS DOWN 10.50% FOR THE PERIOD IN U.S. DOLLAR TERMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 The S&P 500 Financial Index is a market-capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an index.

4 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

4 Wells Fargo Advantage Index Fund                        Performance Highlights


WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INDEX FUND (the Fund) seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Gregory T. Genung, CFA

FUND INCEPTION

January 31, 1987

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 1
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   3.92%
--------------------------------------------------------------------------------
General Electric Company                                                  3.20%
--------------------------------------------------------------------------------
AT&T Incorporated                                                         2.00%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     1.97%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                  1.87%
--------------------------------------------------------------------------------
Johnson & Johnson                                                         1.59%
--------------------------------------------------------------------------------
Chevron Corporation                                                       1.54%
--------------------------------------------------------------------------------
Bank of America Corporation                                               1.46%
--------------------------------------------------------------------------------
International Business Machines Corporation                               1.38%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                  1.26%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 2
(AS OF MARCH 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunication Services                                                  (3%)
Utilities                                                                   (4%)
Consumer Discretionary                                                      (9%)
Consumer Staples                                                           (11%)
Energy                                                                     (13%)
Financials                                                                 (16%)
Health Care                                                                (12%)
Industrials                                                                (12%)
Information Technology                                                     (16%)
Materials                                                                   (4%)

--------------------------------------------------------------------------------
1 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

2 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

Performance Highlights                        Wells Fargo Advantage Index Fund 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF MARCH 31, 2008)

------------------------------------------------------------------------------------------------
                                                                                  Expense Ratio
INDEX FUND                          6 Months*    1 Year    5 Year    10 Year    Gross 5    Net 6
------------------------------------------------------------------------------------------------
Administrator Class (NVINX)          (12.65)     (5.37)     11.03      3.30      0.38%     0.25%
------------------------------------------------------------------------------------------------
Investor Class (WFVEX)               (12.73)     (5.55)     10.81      3.09      0.88%     0.45%
------------------------------------------------------------------------------------------------
BENCHMARK
   S&P 500 Index 4                   (12.46)     (5.08)     11.32      3.50
------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INDEX FUND - Administrator Class was named the Wells Fargo Index Fund - Institutional Class. Performance shown for the Administrator Class shares for periods prior to November 8, 1999, reflects the performance of the Institutional Class shares of Norwest Advantage Index Fund, its predecessor fund. Performance shown prior to the inception of the Investor Class shares on April 11, 2005, reflects the performance of the Administrator Class shares of the Fund, and includes expenses that are not applicable to and are lower than those of the Investor Class shares.

4 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 Reflects the gross expense ratio as stated in the February 1, 2008, prospectus, includes gross expenses allocated from the master portfolio in which the Fund invests, and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

6 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

6 Wells Fargo Advantage Index Fund                                 Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                                 Beginning         Ending       Expenses
                                               Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE INDEX FUND                 10-01-2007      03-31-2008      Period 1    Expense Ratio
----------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                        $ 1,000.00      $   873.50       $ 1.17         0.25%
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,023.75       $ 1.26         0.25%
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                        $ 1,000.00      $   872.70       $ 2.11         0.45%
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,022.75       $ 2.28         0.45%
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio (including the fees and expenses of the underlying master portfolio(s)) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

Portfolio of Investments--March 31, 2008 (Unaudited)

                                              Wells Fargo Advantage Index Fund 7


INDEX FUND
--------------------------------------------------------------------------------

   FACE/SHARE
       AMOUNT   SECURITY NAME                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
           NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                              $  1,747,591,234

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,347,418,919)                               1,747,591,234
                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,347,418,919)                                                             99.97%           $  1,747,591,234
OTHER ASSETS AND LIABILITIES, NET                                                  0.03                     526,259
                                                                                 ------            ----------------
TOTAL NET ASSETS                                                                 100.00%           $  1,748,117,493
                                                                                 ------            ----------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

8 Wells Fargo Advantage Index Fund

                 Statement of Assets and Liabilities--March 31, 2008 (Unaudited)


--------------------------------------------------------------------------------

ASSETS
   Investments
      Investments in affiliated Master Portfolios ........................................................   $    1,747,591,234
                                                                                                             ------------------
   Total investments at market value (see cost below) ....................................................        1,747,591,234
                                                                                                             ------------------
   Cash ..................................................................................................               25,000
   Receivable for Fund shares issued .....................................................................              850,282
   Receivable from investment advisor and affiliates .....................................................                1,155
                                                                                                             ------------------
Total assets .............................................................................................        1,748,467,671
                                                                                                             ------------------
LIABILITIES
   Payable for Fund shares redeemed ......................................................................              135,765
   Accrued expenses and other liabilities ................................................................              214,413
                                                                                                             ------------------
Total liabilities ........................................................................................              350,178
                                                                                                             ------------------
TOTAL NET ASSETS .........................................................................................   $    1,748,117,493
                                                                                                             ==================
NET ASSETS CONSIST OF
   Paid-in capital .......................................................................................   $    1,332,169,239
   Undistributed net investment income (loss) ............................................................            8,699,597
   Undistributed net realized gain (loss) on investments .................................................            7,076,342
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
      translation of assets and liabilities denominated in foreign currencies ............................          400,172,315
                                                                                                             ------------------
TOTAL NET ASSETS .........................................................................................   $    1,748,117,493
                                                                                                             ==================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Administrator Class ......................................................................   $    1,614,817,400
   Shares outstanding - Administrator Class ..............................................................           32,004,334
   Net asset value and offering price per share - Administrator Class ....................................   $            50.46
   Net assets - Investor Class ...........................................................................   $      133,300,093
   Shares outstanding - Investor Class ...................................................................            2,644,541
   Net asset value and offering price per share - Investor Class .........................................   $            50.41
                                                                                                             ------------------

Investments at cost ......................................................................................   $    1,347,418,919
                                                                                                             ------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

      The accompanying notes are an integral part of these financial statements.

Statement of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                              Wells Fargo Advantage Index Fund 9


--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................................................   $       20,410,643
   Interest Income allocated from affiliated Master Portfolios ...........................................               16,523
   Expenses allocated from affiliated Master Portfolios ..................................................           (1,040,397)
   Waivers allocated from affiliated Master Portfolios ...................................................                7,265
                                                                                                             ------------------
Total investment income ..................................................................................           19,394,034
                                                                                                             ------------------
EXPENSES
   Administration fees
      Fund Level .........................................................................................              476,059
      Administrator Class ................................................................................              878,918
      Investor Class .....................................................................................              318,293
   Shareholder servicing fees ............................................................................            1,060,374
   Accounting fees .......................................................................................               60,822
   Professional fees .....................................................................................                7,686
   Registration fees .....................................................................................               21,625
   Shareholder reports ...................................................................................               48,213
   Trustees' fees ........................................................................................                4,323
   Other fees and expenses ...............................................................................               22,102
                                                                                                             ------------------
Total expenses ...........................................................................................            2,898,415
                                                                                                             ------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................................           (1,404,854)
   Net expenses ..........................................................................................            1,493,561
                                                                                                             ------------------
Net investment income (loss) .............................................................................           17,900,473
                                                                                                             ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ..............................................           33,204,979
   Futures transactions allocated from Master Portfolios .................................................           (1,993,931)
                                                                                                             ------------------
Net realized gain and loss from investments ..............................................................           31,211,048
                                                                                                             ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............................................         (307,163,582)
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ....................             (353,356)
                                                                                                             ------------------
Net change in unrealized appreciation (depreciation) of investments ......................................         (307,516,938)
                                                                                                             ------------------
Net realized and unrealized gain (loss) on investments ...................................................         (276,305,890)
                                                                                                             ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................................   $     (258,405,417)
                                                                                                             ==================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

10 Wells Fargo Advantage Index Fund          Statements of Changes in Net Assets


                                                                                               For the
                                                                                          Six Months Ended        For the
                                                                                           March 31, 2008       Year Ended
                                                                                            (Unaudited)      September 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................................   $  2,037,737,215   $    1,730,217,897

OPERATIONS
   Net investment income (loss) .......................................................         17,900,473           33,349,911
   Net realized gain (loss) on investments ............................................         31,211,048           70,395,510
   Net change in unrealized appreciation (depreciation) of investments ................       (307,516,938)         186,020,826
                                                                                          -------------------------------------
Net increase (decrease) in net assets resulting from operations .......................       (258,405,417)         289,766,247
                                                                                          -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class .............................................................        (31,657,009)         (26,351,986)
      Investor Class ..................................................................         (2,345,172)          (1,876,799)
   Net realized gain on sales of investments
      Administrator Class .............................................................        (57,872,956)         (39,206,299)
      Investor Class ..................................................................         (4,848,118)          (3,232,846)
                                                                                          -------------------------------------
Total distributions to shareholders ...................................................        (96,723,255)         (70,667,930)
                                                                                          -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Administrator Class ....................................        205,500,082          408,150,468
   Reinvestment of distributions - Administrator Class ................................         78,747,065           57,560,508
   Cost of shares redeemed - Administrator Class ......................................       (220,398,316)        (378,923,428)
                                                                                          -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ..............................................         63,848,831           86,787,548
                                                                                          -------------------------------------
   Proceeds from shares sold - Investor Class .........................................         12,135,410           32,504,309
   Reinvestment of distributions - Investor Class .....................................          6,979,832            4,975,486
   Cost of shares redeemed - Investor Class ...........................................        (17,455,123)         (35,846,342)
                                                                                          -------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ...................................................          1,660,119            1,633,453
                                                                                          -------------------------------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ...............................................................         65,508,950           88,421,001
                                                                                          -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................       (289,619,722)         307,519,318
                                                                                          =====================================
ENDING NET ASSETS .....................................................................   $  1,748,117,493   $    2,037,737,215
                                                                                          =====================================
SHARES ISSUED AND REDEEMED
   Shares sold - Administrator Class ..................................................          3,626,133            7,188,133
   Shares issued in reinvestment of distributions - Administrator Class ...............          1,398,645            1,019,618
   Shares redeemed - Administrator Class ..............................................         (3,960,328)          (6,586,223)
                                                                                          -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ................          1,064,450            1,621,528
                                                                                          -------------------------------------
   Shares sold - Investor Class .......................................................            221,374              566,168
   Shares issued in reinvestment of distributions - Investor Class ....................            124,116               88,221
   Shares redeemed - Investor Class ...................................................           (321,097)            (623,820)
                                                                                          -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .....................             24,393               30,569
                                                                                          -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................................   $      1,088,843   $        1,652,097
                                                                                          =====================================

Ending balance of undistributed net investment income (loss) ..........................          8,699,597           24,801,305
                                                                                          -------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                           THIS PAGE IS INTENTIONALLY LEFT BLANK

12 Wells Fargo Advantage Index Fund                         Financial Highlights


                                                                Beginning                    Net Realized    Distributions
                                                                Net Asset        Net        and Unrealized      from Net
                                                                Value Per    Investment      Gain (Loss)       Investment
                                                                  Share     Income (Loss)   on Investments       Income
--------------------------------------------------------------------------------------------------------------------------
INDEX FUND
--------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...............    $ 60.73         0.50            (7.92)         (0.99)
October 1, 2006 to September 30, 2007 .......................    $ 54.23         0.99 6           7.60          (0.83)
October 1, 2005 to September 30, 2006 .......................    $ 49.80         0.88             4.31          (0.76)
October 1, 2004 to September 30, 2005 .......................    $ 45.21         0.89             4.50          (0.80)
October 1, 2003 to September 30, 2004 .......................    $ 40.33         0.65             4.81          (0.58)
October 1, 2002 to September 30, 2003 .......................    $ 32.98         0.55             7.37          (0.57)

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) ...............    $ 60.61         0.46            (7.92)         (0.88)
October 1, 2006 to September 30, 2007 .......................    $ 54.13         0.87 6           7.59          (0.72)
October 1, 2005 to September 30, 2006 .......................    $ 49.75         0.78             4.30          (0.70)
April 11, 2005 5 to September 30, 2005 ......................    $ 47.52         0.34             1.89           0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

4 Includes net expenses allocated from the Portfolio in which the Fund invests.

5     Commencement of operations.

6     Calculated based upon average shares outstanding.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Advantage Index Fund 13


                                                                     Ending          Ratio to Average Net Assets (Annualized) 1
                                                   Distributions    Net Asset   ----------------------------------------------------
                                                      from Net      Value Per   Net Investment     Gross      Expenses      Net
                                                   Realized Gains     Share     Income (Loss)    Expenses 4    Waived    Expenses 4
------------------------------------------------------------------------------------------------------------------------------------
INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...      (1.86)        $ 50.46        1.90%           0.38%      (0.13)%     0.25%
October 1, 2006 to September 30, 2007 ...........      (1.26)        $ 60.73        1.71%           0.37%      (0.12)%     0.25%
October 1, 2005 to September 30, 2006 ...........       0.00         $ 54.23        1.72%           0.38%      (0.13)%     0.25%
October 1, 2004 to September 30, 2005 ...........       0.00         $ 49.80        1.87%           0.31%      (0.06)%     0.25%
October 1, 2003 to September 30, 2004 ...........       0.00         $ 45.21        1.49%           0.31%      (0.06)%     0.25%
October 1, 2002 to September 30, 2003 ...........       0.00         $ 40.33        1.58%           0.44%      (0.19)%     0.25%

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) ...      (1.86)        $ 50.41        1.69%           0.86%      (0.41)%     0.45%
October 1, 2006 to September 30, 2007 ...........      (1.26)        $ 60.61        1.51%           0.87%      (0.42)%     0.45%
October 1, 2005 to September 30, 2006 ...........       0.00         $ 54.13        1.53%           0.88%      (0.43)%     0.45%
April 11, 2005 5 to September 30, 2005 ..........       0.00         $ 49.75        1.36%           0.82%      (0.37)%     0.45%

                                                                           Portfolio    Net Assets at
                                                                  Total     Turnover    End of Period
                                                                Return 2     Rate 3    (000's omitted)
-----------------------------------------------------------------------------------------------------
INDEX FUND
-----------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2007 to March 31, 2008 (Unaudited) ...............     (12.65)%       2%     $  1,614,817
October 1, 2006 to September 30, 2007 .......................      16.16%        8%     $  1,878,932
October 1, 2005 to September 30, 2006 .......................      10.52%        9%     $  1,590,045
October 1, 2004 to September 30, 2005 .......................      11.99%        8%     $  1,211,916
October 1, 2003 to September 30, 2004 .......................      13.57%        3%     $  1,087,212
October 1, 2002 to September 30, 2003 .......................      24.22%        3%     $    839,581

Investor Class
October 1, 2007 to March 31, 2008 (Unaudited) ...............     (12.73)%       2%     $    133,300
October 1, 2006 to September 30, 2007 .......................      15.92%        8%     $    158,805
October 1, 2005 to September 30, 2006 .......................      10.31%        9%     $    140,173
April 11, 2005 5 to September 30, 2005 ......................       4.69%        8%     $    149,501

14 Wells Fargo Advantage Index Fund                Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Index Fund. The Fund is a diversified series of the Trust.

The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The Index Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolio for the six months period ended March 31, 2008, in which the Index Fund invests are in this report and should be read in conjunction with the Fund's financial statements. As of March 31, 2008, the Index Fund owns the following percentage interest of the Master Portfolio in which it invests:

--------------------------------------------------------------------------------
                                                                     Index Fund
--------------------------------------------------------------------------------
   INDEX PORTFOLIO                                                       75%
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Notes to Financial Statements                Wells Fargo Advantage Index Fund 15


Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2008.

Management has analyzed the Index Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2004; May 31, 2005; May 31, 2006; May 31, 2007) are
subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                  Capital Loss
   FUND                                         Expiration Year   Carryforwards
--------------------------------------------------------------------------------
   INDEX FUND                                        2009          $ 9,998,456
                                                     2010            2,154,234
                                                     2011              649,101
                                                     2012            2,439,923
--------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that invests substantially all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

16 Wells Fargo Advantage Index Fund                Notes to Financial Statements


ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                          Average Daily        (% of Average
                                            Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------
   Fund level                            First $5 billion           0.05
                                         Next $5 billion            0.04
                                         Over $10 billion           0.03
--------------------------------------------------------------------------------
   Class level
--------------------------------------------------------------------------------
   Administrator Class                   All asset levels           0.10
--------------------------------------------------------------------------------
   Investor Class                        All asset levels           0.45*
--------------------------------------------------------------------------------

* Effective February 1, 2008, the class-level administration fee for Investor Class was reduced by 0.05%, as shown in the table. Prior to February 1, 2008, the class-level administration fee for Investor Class was 0.45%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Fund.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                               % of Average
                                                             Daily Net Assets
--------------------------------------------------------------------------------
   Administrator Class                                              0.10
--------------------------------------------------------------------------------
   Investor Class                                                   0.25
--------------------------------------------------------------------------------

For the period ended March 31, 2008, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------
                                           Administrator          Investor
   Fund                                       Class                 Class
--------------------------------------------------------------------------------
   Index Fund                                $878,918             $181,456
--------------------------------------------------------------------------------

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended March 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio,

Notes to Financial Statements                Wells Fargo Advantage Index Fund 17


including the underlying Master Portfolio's fees and expenses, for the Funds. Net operating expense ratios in effect for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
                                               Net Operating Expense Ratios
                                               ----------------------------
   FUND                                    Administrator Class   Investor Class
--------------------------------------------------------------------------------
   INDEX FUND                                     0.25%               0.45%
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
   Fund                                      Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
   Index Fund*                                  $46,833,598       $117,384,875
--------------------------------------------------------------------------------

* The Fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended March 31, 2008, there were no borrowings under the agreement by the Index Fund.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor strong fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the

18 Wells Fargo Advantage Index Fund                Notes to Financial Statements


objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

8. SUBSEQUENT EVENT

At its November 7, 2007 meeting, the Board unanimously approved the reorganization of the Wells Fargo Advantage Equity Index Fund (the "Target Fund") into the Wells Fargo Advantage Index Fund (the "Acquiring Fund") (the "Reorganization"). Shareholder approval of this Reorganization is not required under applicable SEC rules and will not be sought.

In its approval of the Reorganization, the Board considered many factors, including that the Target Fund and the Acquiring Fund have the same investment adviser and sub-adviser, substantially the same investment objectives and strategies and the same or similar net operating expenses. The Board also considered that shareholders would not bear any expenses associated with, or recognize gain or loss for federal income tax purposes as a result of the Reorganization.

The Reorganization is subject to the satisfaction of certain conditions. At the closing of the Reorganization, the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the then current value of the Target Fund shares. Upon completion of the Reorganization, the Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a specified class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations and dissolve. The Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of this Reorganization. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganization.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Master Portfolio 19


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.69%

AMUSEMENT & RECREATION SERVICES: 0.11%
     63,462   INTERNATIONAL GAME TECHNOLOGY                                                                        $   2,551,807
                                                                                                                   -------------

APPAREL & ACCESSORY STORES: 0.35%
     17,479   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                    1,278,414
     92,262   GAP INCORPORATED                                                                                         1,815,716
     63,639   KOHL'S CORPORATION<<+                                                                                    2,729,477
     63,050   LIMITED BRANDS INCORPORATED<<                                                                            1,078,155
     36,318   NORDSTROM INCORPORATED                                                                                   1,183,967

                                                                                                                       8,085,729
                                                                                                                   -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
     17,565   JONES APPAREL GROUP INCORPORATED                                                                           235,722
     20,183   LIZ CLAIBORNE INCORPORATED<<                                                                               366,321
     11,947   POLO RALPH LAUREN CORPORATION                                                                              696,391
     17,795   VF CORPORATION                                                                                           1,379,290

                                                                                                                       2,677,724
                                                                                                                   -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
     27,392   AUTONATION INCORPORATED<<+                                                                                 410,058
      8,722   AUTOZONE INCORPORATED<<+                                                                                   992,825

                                                                                                                       1,402,883
                                                                                                                   -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
     11,777   RYDER SYSTEM INCORPORATED                                                                                  717,337
                                                                                                                   -------------

BIOPHARMACEUTICALS: 0.82%
     88,269   CELGENE CORPORATION+                                                                                     5,410,007
     54,298   GENZYME CORPORATION+                                                                                     4,047,373
    188,455   GILEAD SCIENCES INCORPORATED+                                                                            9,711,086

                                                                                                                      19,168,466
                                                                                                                   -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.13%
     24,831   CENTEX CORPORATION<<                                                                                       601,159
     55,592   D.R. HORTON INCORPORATED                                                                                   875,574
     15,620   KB HOME<<                                                                                                  386,283
     28,221   LENNAR CORPORATION CLASS A<<                                                                               530,837
     43,365   PULTE HOMES INCORPORATED<<                                                                                 630,961

                                                                                                                       3,024,814
                                                                                                                   -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.74%
    342,394   HOME DEPOT INCORPORATED<<                                                                                9,576,760
    296,742   LOWE'S COMPANIES INCORPORATED                                                                            6,807,261
     20,679   SHERWIN-WILLIAMS COMPANY<<                                                                               1,055,456

                                                                                                                      17,439,477
                                                                                                                   -------------

BUSINESS SERVICES: 6.18%
    115,433   ADOBE SYSTEMS INCORPORATED+                                                                              4,108,260
     19,471   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                         975,692
     33,908   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                        954,849
     46,846   AUTODESK INCORPORATED+                                                                                   1,474,712
    106,059   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   4,495,841
     38,980   BMC SOFTWARE INCORPORATED<<+                                                                             1,267,630
     79,161   CA INCORPORATED<<                                                                                        1,781,123
     37,592   CITRIX SYSTEMS INCORPORATED+                                                                             1,102,573
     58,501   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      1,686,584

20 Wells Fargo Advantage Master Portfolio

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
     33,199   COMPUTER SCIENCES CORPORATION+                                                                       $   1,354,187
     55,634   COMPUWARE CORPORATION+                                                                                     408,354
     25,717   CONVERGYS CORPORATION+                                                                                     387,298
    226,314   EBAY INCORPORATED+                                                                                       6,753,210
     64,270   ELECTRONIC ARTS INCORPORATED+                                                                            3,208,358
    103,333   ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                    1,720,494
     26,303   EQUIFAX INCORPORATED                                                                                       906,927
     34,722   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      1,324,297
     33,357   FISERV INCORPORATED+                                                                                     1,604,138
     47,049   GOOGLE INCORPORATED CLASS A+                                                                            20,723,673
     37,197   IMS HEALTH INCORPORATED                                                                                    781,509
     95,590   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                             803,912
     66,492   INTUIT INCORPORATED<<+                                                                                   1,795,949
    106,227   JUNIPER NETWORKS INCORPORATED<<+                                                                         2,655,675
  1,623,903   MICROSOFT CORPORATION                                                                                   46,086,367
     25,467   MONSTER WORLDWIDE INCORPORATED+                                                                            616,556
     71,439   NOVELL INCORPORATED+                                                                                       449,351
     65,045   OMNICOM GROUP INCORPORATED                                                                               2,873,688
    802,450   ORACLE CORPORATION<<+                                                                                   15,695,922
     32,224   ROBERT HALF INTERNATIONAL INCORPORATED                                                                     829,446
    160,843   SUN MICROSYSTEMS INCORPORATED<<+                                                                         2,497,884
    171,728   SYMANTEC CORPORATION<<+                                                                                  2,854,119
     40,343   TOTAL SYSTEM SERVICES INCORPORATED                                                                         954,515
     71,701   UNISYS CORPORATION<<+                                                                                      317,635
     43,293   VERISIGN INCORPORATED<<+                                                                                 1,439,059
    271,292   YAHOO! INCORPORATED+                                                                                     7,848,478

                                                                                                                     144,738,265
                                                                                                                   -------------

CHEMICALS & ALLIED PRODUCTS: 10.32%
    313,609   ABBOTT LABORATORIES                                                                                     17,295,536
     43,508   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    4,002,736
    220,664   AMGEN INCORPORATED+                                                                                      9,219,342
     21,603   AVERY DENNISON CORPORATION                                                                               1,063,948
     86,585   AVON PRODUCTS INCORPORATED                                                                               3,423,571
     21,892   BARR PHARMACEUTICALS INCORPORATED+                                                                       1,057,603
     60,409   BIOGEN IDEC INCORPORATED+                                                                                3,726,631
    401,590   BRISTOL-MYERS SQUIBB COMPANY                                                                             8,553,867
     28,172   CLOROX COMPANY                                                                                           1,595,662
    103,435   COLGATE-PALMOLIVE COMPANY                                                                                8,058,621
    190,633   DOW CHEMICAL COMPANY                                                                                     7,024,826
    182,465   E.I. DU PONT DE NEMOURS & COMPANY<<                                                                      8,532,063
     16,180   EASTMAN CHEMICAL COMPANY                                                                                 1,010,441
     35,609   ECOLAB INCORPORATED                                                                                      1,546,499
    200,690   ELI LILLY & COMPANY                                                                                     10,353,597
     23,154   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              1,061,611
     63,174   FOREST LABORATORIES INCORPORATED+                                                                        2,527,592
     32,196   HOSPIRA INCORPORATED<<+                                                                                  1,377,023
     16,438   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            724,094
    574,696   JOHNSON & JOHNSON                                                                                       37,280,530
     49,920   KING PHARMACEUTICALS INCORPORATED+                                                                         434,304
    111,180   MONSANTO COMPANY                                                                                        12,396,570
     61,752   MYLAN LABORATORIES INCORPORATED<<+                                                                         716,323
  1,371,712   PFIZER INCORPORATED                                                                                     28,709,932
     33,237   PPG INDUSTRIES INCORPORATED                                                                              2,011,171
     63,555   PRAXAIR INCORPORATED                                                                                     5,353,238
    624,382   PROCTER & GAMBLE COMPANY                                                                                43,750,447

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Master Portfolio 21


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     25,434   ROHM & HAAS COMPANY<<                                                                                $   1,375,471
    328,878   SCHERING-PLOUGH CORPORATION                                                                              4,739,132
     26,252   SIGMA-ALDRICH CORPORATION                                                                                1,565,932
    271,455   WYETH<<                                                                                                 11,335,961

                                                                                                                     241,824,274
                                                                                                                   -------------

COAL MINING: 0.23%
     37,027   CONSOL ENERGY INCORPORATED<<                                                                             2,561,898
     54,984   PEABODY ENERGY CORPORATION                                                                               2,804,184

                                                                                                                       5,366,082
                                                                                                                   -------------

COMMUNICATIONS: 4.25%
     82,116   AMERICAN TOWER CORPORATION CLASS A+                                                                      3,219,768
  1,224,566   AT&T INCORPORATED                                                                                       46,900,878
     21,637   CENTURYTEL INCORPORATED                                                                                    719,214
     66,498   CITIZENS COMMUNICATIONS COMPANY                                                                            697,564
    101,012   CLEAR CHANNEL COMMUNICATIONS INCORPORATED<<                                                              2,951,571
    610,898   COMCAST CORPORATION CLASS A                                                                             11,814,767
    144,557   DIRECTV GROUP INCORPORATED+                                                                              3,583,568
     31,125   EMBARQ CORPORATION                                                                                       1,248,113
     36,660   IAC/INTERACTIVECORP+                                                                                       761,062
    311,942   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                        1,413,097
    578,012   SPRINT NEXTEL CORPORATION<<+                                                                             3,866,900
    582,477   VERIZON COMMUNICATIONS INCORPORATED                                                                     21,231,287
     92,106   WINDSTREAM CORPORATION                                                                                   1,100,667

                                                                                                                      99,508,456
                                                                                                                   -------------

DEPOSITORY INSTITUTIONS: 7.68%
    901,267   BANK OF AMERICA CORPORATION<<                                                                           34,167,032
    231,568   BANK OF NEW YORK MELLON CORPORATION                                                                      9,663,333
    110,819   BB&T CORPORATION<<                                                                                       3,552,857
  1,056,291   CITIGROUP INCORPORATED<<                                                                                22,625,753
     30,537   COMERICA INCORPORATED<<                                                                                  1,071,238
    108,097   FIFTH THIRD BANCORP                                                                                      2,261,389
     25,649   FIRST HORIZON NATIONAL CORPORATION<<                                                                       359,342
    105,170   HUDSON CITY BANCORP INCORPORATED                                                                         1,859,406
     74,305   HUNTINGTON BANCSHARES INCORPORATED<<                                                                       798,779
    689,111   JPMORGAN CHASE & COMPANY                                                                                29,597,317
     80,903   KEYCORP                                                                                                  1,775,821
     15,622   M&T BANK CORPORATION<<                                                                                   1,257,259
     53,112   MARSHALL & ILSLEY CORPORATION<<                                                                          1,232,198
    128,619   NATIONAL CITY CORPORATION                                                                                1,279,759
     38,939   NORTHERN TRUST CORPORATION                                                                               2,588,275
     69,138   PNC FINANCIAL SERVICES GROUP<<                                                                           4,533,379
    140,722   REGIONS FINANCIAL CORPORATION<<                                                                          2,779,260
     73,308   SOVEREIGN BANCORP INCORPORATED<<+                                                                          683,233
     78,607   STATE STREET CORPORATION                                                                                 6,209,953
     71,178   SUNTRUST BANKS INCORPORATED<<                                                                            3,924,755
    350,941   US BANCORP                                                                                              11,356,451
    402,117   WACHOVIA CORPORATION<<                                                                                  10,857,159
    179,058   WASHINGTON MUTUAL INCORPORATED<<                                                                         1,844,297
    668,877   WELLS FARGO & COMPANY<<(L)                                                                              19,464,321
    152,092   WESTERN UNION COMPANY                                                                                    3,234,997
     21,737   ZIONS BANCORPORATION                                                                                       990,120

                                                                                                                     179,967,683
                                                                                                                   -------------

22 Wells Fargo Advantage Master Portfolio

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
E-COMMERCE/SERVICES: 0.19%
     62,579   AMAZON.COM INCORPORATED+                                                                             $   4,461,883
                                                                                                                   -------------

EATING & DRINKING PLACES: 0.77%
     29,069   DARDEN RESTAURANTS INCORPORATED                                                                            946,196
    233,652   MCDONALD'S CORPORATION                                                                                  13,030,772
     17,733   WENDY'S INTERNATIONAL INCORPORATED                                                                         408,923
     96,471   YUM! BRANDS INCORPORATED                                                                                 3,589,686

                                                                                                                      17,975,577
                                                                                                                   -------------

EDUCATIONAL SERVICES: 0.05%
     27,868   APOLLO GROUP INCORPORATED CLASS A<<+                                                                     1,203,898
                                                                                                                   -------------

ELECTRIC, GAS & SANITARY SERVICES: 4.00%
    135,783   AES CORPORATION+                                                                                         2,263,503
     33,927   ALLEGHENY ENERGY INCORPORATED                                                                            1,713,314
     68,409   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                      739,501
     42,348   AMEREN CORPORATION                                                                                       1,865,006
     81,241   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             3,382,063
     66,414   CENTERPOINT ENERGY INCORPORATED                                                                            947,728
     45,685   CMS ENERGY CORPORATION                                                                                     618,575
     55,213   CONSOLIDATED EDISON INCORPORATED<<                                                                       2,191,956
     36,098   CONSTELLATION ENERGY GROUP INCORPORATED                                                                  3,186,370
    116,627   DOMINION RESOURCES INCORPORATED                                                                          4,763,047
     33,117   DTE ENERGY COMPANY<<                                                                                     1,287,920
    256,218   DUKE ENERGY CORPORATION                                                                                  4,573,491
    100,607   DYNEGY INCORPORATED CLASS A+                                                                               793,789
     66,102   EDISON INTERNATIONAL                                                                                     3,240,320
    142,179   EL PASO CORPORATION                                                                                      2,365,859
     38,786   ENTERGY CORPORATION<<                                                                                    4,230,777
    134,152   EXELON CORPORATION                                                                                      10,902,533
     61,846   FIRSTENERGY CORPORATION                                                                                  4,243,873
     82,649   FPL GROUP INCORPORATED                                                                                   5,185,398
     15,505   INTEGRYS ENERGY GROUP INCORPORATED                                                                         723,153
      9,157   NICOR INCORPORATED                                                                                         306,851
     55,622   NISOURCE INCORPORATED                                                                                      958,923
     40,802   PEPCO HOLDINGS INCORPORATED                                                                              1,008,625
     72,176   PG&E CORPORATION                                                                                         2,657,520
     20,389   PINNACLE WEST CAPITAL CORPORATION                                                                          715,246
     75,751   PPL CORPORATION                                                                                          3,478,486
     52,770   PROGRESS ENERGY INCORPORATED                                                                             2,200,509
    103,159   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             4,145,960
     35,057   QUESTAR CORPORATION                                                                                      1,982,824
     53,015   SEMPRA ENERGY                                                                                            2,824,639
    128,333   SPECTRA ENERGY CORPORATION<<                                                                             2,919,576
     42,791   TECO ENERGY INCORPORATED<<                                                                                 682,516
    155,149   THE SOUTHERN COMPANY<<                                                                                   5,524,856
    100,500   WASTE MANAGEMENT INCORPORATED                                                                            3,372,763
     87,068   XCEL ENERGY INCORPORATED                                                                                 1,737,007

                                                                                                                      93,734,477
                                                                                                                   -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.37%
    122,858   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                     723,634
     62,348   ALTERA CORPORATION<<                                                                                     1,149,074
     59,635   ANALOG DEVICES INCORPORATED                                                                              1,760,425
     94,839   BROADCOM CORPORATION CLASS A+                                                                            1,827,548
     17,662   CIENA CORPORATION<<+                                                                                       544,519

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Master Portfolio 23


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
  1,209,405   CISCO SYSTEMS INCORPORATED+                                                                          $  29,134,566
     35,760   COOPER INDUSTRIES LIMITED CLASS A                                                                        1,435,764
    159,718   EMERSON ELECTRIC COMPANY                                                                                 8,219,088
  2,025,956   GENERAL ELECTRIC COMPANY                                                                                74,980,632
     12,269   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                             534,192
     42,214   JABIL CIRCUIT INCORPORATED<<                                                                               399,344
     45,630   JDS UNIPHASE CORPORATION<<+                                                                                610,986
     36,529   KLA-TENCOR CORPORATION<<                                                                                 1,355,226
     24,833   L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                               2,715,240
     44,829   LINEAR TECHNOLOGY CORPORATION<<                                                                          1,375,802
    134,124   LSI LOGIC CORPORATION<<+                                                                                   663,914
     46,341   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  3,285,577
     38,305   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                      1,253,723
    154,277   MICRON TECHNOLOGY INCORPORATED+                                                                            921,034
     28,526   MOLEX INCORPORATED                                                                                         660,662
    457,465   MOTOROLA INCORPORATED                                                                                    4,254,425
     46,024   NATIONAL SEMICONDUCTOR CORPORATION                                                                         843,160
     69,696   NETAPP INCORPORATED+                                                                                     1,397,405
     20,687   NOVELLUS SYSTEMS INCORPORATED<<+                                                                           435,461
    112,717   NVIDIA CORPORATION+                                                                                      2,230,669
     27,254   QLOGIC CORPORATION<<+                                                                                      418,349
    327,111   QUALCOMM INCORPORATED                                                                                   13,411,551
     32,947   ROCKWELL COLLINS INCORPORATED                                                                            1,882,921
     83,949   TELLABS INCORPORATED<<+                                                                                    457,522
    269,092   TEXAS INSTRUMENTS INCORPORATED                                                                           7,607,231
     98,889   TYCO ELECTRONICS LIMITED                                                                                 3,393,870
     15,342   WHIRLPOOL CORPORATION<<                                                                                  1,331,379
     58,089   XILINX INCORPORATED<<                                                                                    1,379,614

                                                                                                                     172,594,507
                                                                                                                   -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.34%
     17,974   FLUOR CORPORATION                                                                                        2,537,210
     24,618   JACOBS ENGINEERING GROUP INCORPORATED+                                                                   1,811,639
     41,728   MOODY'S CORPORATION<<                                                                                    1,453,386
     65,668   PAYCHEX INCORPORATED<<                                                                                   2,249,786

                                                                                                                       8,052,021
                                                                                                                   -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.32%
     19,790   BALL CORPORATION                                                                                           909,153
     31,253   FORTUNE BRANDS INCORPORATED                                                                              2,172,084
     81,246   ILLINOIS TOOL WORKS INCORPORATED                                                                         3,918,495
     11,704   SNAP-ON INCORPORATED                                                                                       595,148

                                                                                                                       7,594,880
                                                                                                                   -------------

FINANCIAL SERVICES: 0.03%
     29,970   JANUS CAPITAL GROUP INCORPORATED                                                                           697,402
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 4.13%
    145,093   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    6,884,663
    130,573   ARCHER DANIELS MIDLAND COMPANY                                                                           5,374,385
     44,667   CAMPBELL SOUP COMPANY                                                                                    1,516,445
     58,342   COCA-COLA ENTERPRISES INCORPORATED                                                                       1,411,876
     98,924   CONAGRA FOODS INCORPORATED                                                                               2,369,230
     39,373   CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                               695,721
     68,324   GENERAL MILLS INCORPORATED                                                                               4,091,241

24  Wells Fargo Advantage Master Portfolio

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS (continued)
       63,939   H.J. HEINZ COMPANY                                                                                    $   3,003,215
       23,025   HERCULES INCORPORATED                                                                                       421,127
       52,872   KELLOGG COMPANY                                                                                           2,778,952
      311,088   KRAFT FOODS INCORPORATED CLASS A                                                                          9,646,839
       25,961   MCCORMICK & COMPANY INCORPORATED                                                                            959,778
       27,906   MOLSON COORS BREWING COMPANY                                                                              1,467,018
       27,834   PEPSI BOTTLING GROUP INCORPORATED                                                                           943,851
      324,981   PEPSICO INCORPORATED                                                                                     23,463,628
      144,490   SARA LEE CORPORATION                                                                                      2,019,970
      405,499   THE COCA-COLA COMPANY<<                                                                                  24,682,724
       34,128   THE HERSHEY COMPANY<<                                                                                     1,285,602
       55,545   TYSON FOODS INCORPORATED CLASS A                                                                            885,943
       43,911   WM. WRIGLEY JR. COMPANY                                                                                   2,759,367

                                                                                                                         96,661,575
                                                                                                                      -------------
FOOD STORES: 0.41%
      136,481   KROGER COMPANY                                                                                            3,466,617
       89,310   SAFEWAY INCORPORATED                                                                                      2,621,249
      148,188   STARBUCKS CORPORATION<<+                                                                                  2,593,290
       28,304   WHOLE FOODS MARKET INCORPORATED<<                                                                           933,183

                                                                                                                          9,614,339
                                                                                                                      -------------
FORESTRY: 0.12%
       42,515   WEYERHAEUSER COMPANY<<                                                                                    2,765,176
                                                                                                                      -------------
FURNITURE & FIXTURES: 0.14%
       34,004   LEGGETT & PLATT INCORPORATED<<                                                                              518,561
       73,992   MASCO CORPORATION                                                                                         1,467,261
       56,138   NEWELL RUBBERMAID INCORPORATED                                                                            1,283,876

                                                                                                                          3,269,698
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 1.83%
       18,342   BIG LOTS INCORPORATED<<+                                                                                    409,027
       28,511   FAMILY DOLLAR STORES INCORPORATED<<                                                                         555,965
       44,983   JCPENNEY COMPANY INCORPORATED                                                                             1,696,309
       87,847   MACY'S INCORPORATED                                                                                       2,025,752
       14,800   SEARS HOLDINGS CORPORATION<<+                                                                             1,510,932
      166,103   TARGET CORPORATION                                                                                        8,418,100
       88,665   TJX COMPANIES INCORPORATED<<                                                                              2,932,152
      479,387   WAL-MART STORES INCORPORATED                                                                             25,254,107

                                                                                                                         42,802,344
                                                                                                                      -------------
HEALTH SERVICES: 0.28%
       72,348   CARDINAL HEALTH INCORPORATED                                                                              3,798,993
       22,418   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                             1,651,758
       96,248   TENET HEALTHCARE CORPORATION+                                                                               544,764
       21,030   WATSON PHARMACEUTICALS INCORPORATED<<+                                                                      616,600

                                                                                                                          6,612,115
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES: 1.21%
       18,612   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                         666,506
       15,590   AVALONBAY COMMUNITIES INCORPORATED                                                                        1,504,747
       24,242   BOSTON PROPERTIES INCORPORATED                                                                            2,231,961
       24,234   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                 1,014,920
       54,707   EQUITY RESIDENTIAL                                                                                        2,269,793

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Master Portfolio 25


INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
       54,123   GENERAL GROWTH PROPERTIES INCORPORATED                                                                $   2,065,875
       47,648   HCP INCORPORATED                                                                                          1,610,979
      106,218   HOST HOTELS & RESORTS INCORPORATED                                                                        1,690,991
       51,301   KIMCO REALTY CORPORATION                                                                                  2,009,460
       34,723   PLUM CREEK TIMBER COMPANY<<                                                                               1,413,226
       52,385   PROLOGIS<<                                                                                                3,083,381
       25,267   PUBLIC STORAGE INCORPORATED                                                                               2,239,162
       45,252   SIMON PROPERTY GROUP INCORPORATED<<                                                                       4,204,363
       27,383   VORNADO REALTY TRUST<<                                                                                    2,360,688

                                                                                                                         28,366,052
                                                                                                                      -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.19%
       53,146   BED BATH & BEYOND INCORPORATED<<+                                                                         1,567,807
       71,490   BEST BUY COMPANY INCORPORATED<<                                                                           2,963,975

                                                                                                                          4,531,782
                                                                                                                      -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.21%
       61,055   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               2,097,850
       38,200   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          1,976,850
       35,915   WYNDHAM WORLDWIDE CORPORATION<<                                                                             742,722

                                                                                                                          4,817,422
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.13%
      143,575   3M COMPANY<<                                                                                             11,363,961
      178,312   APPLE INCORPORATED+                                                                                      25,587,772
      274,629   APPLIED MATERIALS INCORPORATED                                                                            5,358,012
       62,772   BAKER HUGHES INCORPORATED                                                                                 4,299,882
       12,360   BLACK & DECKER CORPORATION<<                                                                                816,996
       44,291   CAMERON INTERNATIONAL CORPORATION<<+                                                                      1,844,277
      126,598   CATERPILLAR INCORPORATED                                                                                  9,911,357
       41,022   CUMMINS INCORPORATED                                                                                      1,920,650
       88,465   DEERE & COMPANY                                                                                           7,116,125
      454,665   DELL INCORPORATED+                                                                                        9,056,927
       38,939   DOVER CORPORATION                                                                                         1,626,871
       29,722   EATON CORPORATION                                                                                         2,367,952
      426,177   EMC CORPORATION                                                                                           6,111,378
       32,657   GAMESTOP CORPORATION CLASS A+                                                                             1,688,693
      500,175   HEWLETT-PACKARD COMPANY                                                                                  22,837,991
       55,315   INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                  2,465,943
    1,174,306   INTEL CORPORATION                                                                                        24,871,801
      280,861   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              32,338,336
       19,265   LEXMARK INTERNATIONAL INCORPORATED+                                                                         591,821
       26,347   MANITOWOC COMPANY INCORPORATED                                                                            1,074,958
       72,428   NATIONAL OILWELL VARCO INCORPORATED+                                                                      4,228,347
       24,873   PALL CORPORATION                                                                                            872,296
       34,186   PARKER HANNIFIN CORPORATION                                                                               2,368,064
       42,826   PITNEY BOWES INCORPORATED                                                                                 1,499,767
       46,478   SANDISK CORPORATION<<+                                                                                    1,049,008
       40,741   SMITH INTERNATIONAL INCORPORATED                                                                          2,616,794
       15,880   STANLEY WORKS                                                                                               756,206
       36,436   TERADATA CORPORATION+                                                                                       803,778
       20,613   TEREX CORPORATION+                                                                                        1,288,313
       35,258   TRANE INCORPORATED                                                                                        1,618,342

                                                                                                                        190,352,618
                                                                                                                      -------------

26 Wells Fargo Advantage Master Portfolio

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
       61,986   AON CORPORATION                                                                                       $   2,491,837
       34,525   HUMANA INCORPORATED<<+                                                                                    1,548,792
      105,708   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   2,573,990
       70,389   UNUMPROVIDENT CORPORATION                                                                                 1,549,262

                                                                                                                          8,163,881
                                                                                                                      -------------
INSURANCE CARRIERS: 4.68%
       66,929   ACE LIMITED                                                                                               3,685,111
      100,753   AETNA INCORPORATED                                                                                        4,240,694
       96,321   AFLAC INCORPORATED                                                                                        6,256,049
      113,701   ALLSTATE CORPORATION                                                                                      5,464,470
       58,191   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                        334,598
      511,747   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                22,133,058
       19,408   ASSURANT INCORPORATED                                                                                     1,181,171
       75,118   CHUBB CORPORATION                                                                                         3,716,839
       56,825   CIGNA CORPORATION                                                                                         2,305,390
       33,570   CINCINNATI FINANCIAL CORPORATION                                                                          1,277,003
       87,777   GENWORTH FINANCIAL INCORPORATED                                                                           1,987,271
       63,708   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            4,827,155
       34,319   LEUCADIA NATIONAL CORPORATION                                                                             1,551,905
       53,677   LINCOLN NATIONAL CORPORATION                                                                              2,791,204
       89,198   LOEWS CORPORATION                                                                                         3,587,544
       42,639   MBIA INCORPORATED<<+                                                                                        521,049
      143,880   METLIFE INCORPORATED                                                                                      8,670,209
       24,141   MGIC INVESTMENT CORPORATION<<                                                                               254,205
       52,417   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    2,920,675
       90,487   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                       7,080,608
       18,207   SAFECO CORPORATION                                                                                          798,923
      137,631   THE PROGRESSIVE CORPORATION<<                                                                             2,211,730
      125,856   THE TRAVELERS COMPANIES INCORPORATED<<                                                                    6,022,210
       18,456   TORCHMARK CORPORATION                                                                                     1,109,390
      253,888   UNITEDHEALTH GROUP INCORPORATED                                                                           8,723,592
      109,952   WELLPOINT INCORPORATED<<+                                                                                 4,852,182
       36,094   XL CAPITAL LIMITED CLASS A                                                                                1,066,578

                                                                                                                        109,570,813
                                                                                                                      -------------
LEATHER & LEATHER PRODUCTS: 0.09%
       71,398   COACH INCORPORATED+                                                                                       2,152,650
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.66%
       74,062   AGILENT TECHNOLOGIES INCORPORATED+                                                                        2,209,269
       33,958   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              1,115,860
       49,515   BECTON DICKINSON & COMPANY                                                                                4,250,863
      272,494   BOSTON SCIENTIFIC CORPORATION<<+                                                                          3,507,001
       20,356   C.R. BARD INCORPORATED<<                                                                                  1,962,318
      101,189   COVIDIEN LIMITED                                                                                          4,477,613
       51,663   DANAHER CORPORATION                                                                                       3,927,938
       58,460   EASTMAN KODAK COMPANY<<                                                                                   1,032,988
       11,164   MILLIPORE CORPORATION+                                                                                      752,565
       23,864   PERKINELMER INCORPORATED                                                                                    578,702
       31,906   QUEST DIAGNOSTICS INCORPORATED                                                                            1,444,385
       86,507   RAYTHEON COMPANY                                                                                          5,589,217
       30,100   ROCKWELL AUTOMATION INCORPORATED                                                                          1,728,342
       35,372   TERADYNE INCORPORATED+                                                                                      439,320
       84,928   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    4,827,308
       20,280   WATERS CORPORATION<<+                                                                                     1,129,596

                                                                                                                         38,973,285
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Master Portfolio 27


INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.65%
      227,846   MEDTRONIC INCORPORATED                                                                                $  11,020,911
       69,796   ST. JUDE MEDICAL INCORPORATED+                                                                            3,014,489
       25,497   VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                                    1,194,279

                                                                                                                         15,229,679
                                                                                                                      -------------

MEDICAL MANAGEMENT SERVICES: 0.39%
       31,387   COVENTRY HEALTH CARE INCORPORATED+                                                                        1,266,465
       51,291   EXPRESS SCRIPTS INCORPORATED+                                                                             3,299,037
      106,296   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      4,654,702

                                                                                                                          9,220,204
                                                                                                                      -------------
MEDICAL PRODUCTS: 1.47%
       62,069   ALLERGAN INCORPORATED                                                                                     3,500,071
      128,716   BAXTER INTERNATIONAL INCORPORATED                                                                         7,442,359
      439,307   MERCK & COMPANY INCORPORATED                                                                             16,671,701
       48,385   STRYKER CORPORATION                                                                                       3,147,444
       47,310   ZIMMER HOLDINGS INCORPORATED+                                                                             3,683,557

                                                                                                                         34,445,132
                                                                                                                      -------------
METAL MINING: 0.50%
       77,658   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       7,472,253
       91,966   NEWMONT MINING CORPORATION<<                                                                              4,166,060

                                                                                                                         11,638,313
                                                                                                                      -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
       21,987   VULCAN MATERIALS COMPANY<<                                                                                1,459,937
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.33%
       28,931   HASBRO INCORPORATED                                                                                         807,175
       73,314   MATTEL INCORPORATED                                                                                       1,458,949
       25,766   TIFFANY & COMPANY                                                                                         1,078,049
       98,391   TYCO INTERNATIONAL LIMITED                                                                                4,334,124

                                                                                                                          7,678,297
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 1.27%
       88,206   COSTCO WHOLESALE CORPORATION                                                                              5,730,744
      290,508   CVS CAREMARK CORPORATION                                                                                 11,768,479
       11,590   DILLARD'S INCORPORATED CLASS A                                                                              199,464
       55,381   OFFICE DEPOT INCORPORATED+                                                                                  611,960
       15,400   OFFICEMAX INCORPORATED                                                                                      294,756
       26,598   RADIOSHACK CORPORATION                                                                                      432,218
      142,219   STAPLES INCORPORATED                                                                                      3,144,462
      201,137   WALGREEN COMPANY<<                                                                                        7,661,308

                                                                                                                         29,843,391
                                                                                                                      -------------
MOTION PICTURES: 1.32%
      466,812   NEWS CORPORATION CLASS A                                                                                  8,752,725
      725,587   TIME WARNER INCORPORATED                                                                                 10,172,730
      382,036   WALT DISNEY COMPANY<<                                                                                    11,988,290

                                                                                                                         30,913,745
                                                                                                                      -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.90%
       62,786   FEDEX CORPORATION                                                                                         5,818,379
      209,858   UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             15,323,831

                                                                                                                         21,142,210
                                                                                                                      -------------

28 Wells Fargo Advantage Master Portfolio

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.20%
       39,581   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                 $   1,352,087
      234,554   AMERICAN EXPRESS COMPANY                                                                                 10,254,701
       75,673   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       3,724,625
       38,798   CIT GROUP INCORPORATED                                                                                      459,756
      117,833   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                         648,082
       97,208   DISCOVER FINANCIAL SERVICES                                                                               1,591,295
      198,480   FANNIE MAE<<                                                                                              5,223,994
      131,077   FREDDIE MAC                                                                                               3,318,870
       94,660   SLM CORPORATION+                                                                                          1,453,031

                                                                                                                         28,026,441
                                                                                                                      -------------
OFFICE EQUIPMENT: 0.12%
      186,162   XEROX CORPORATION                                                                                         2,786,845
                                                                                                                      -------------
OIL & GAS EXTRACTION: 4.61%
       94,964   ANADARKO PETROLEUM CORPORATION                                                                            5,985,581
       67,559   APACHE CORPORATION                                                                                        8,162,478
       59,433   BJ SERVICES COMPANY                                                                                       1,694,435
       92,814   CHESAPEAKE ENERGY CORPORATION                                                                             4,283,366
       90,160   DEVON ENERGY CORPORATION<<                                                                                9,406,393
       29,201   ENSCO INTERNATIONAL INCORPORATED                                                                          1,828,567
       50,116   EOG RESOURCES INCORPORATED<<                                                                              6,013,920
      178,571   HALLIBURTON COMPANY                                                                                       7,023,197
       56,945   NABORS INDUSTRIES LIMITED<<+                                                                              1,923,033
       54,504   NOBLE CORPORATION                                                                                         2,707,214
       34,862   NOBLE ENERGY INCORPORATED                                                                                 2,537,954
      166,887   OCCIDENTAL PETROLEUM CORPORATION                                                                         12,211,122
       30,413   RANGE RESOURCES CORPORATION<<                                                                             1,929,705
       22,583   ROWAN COMPANIES INCORPORATED                                                                                929,968
      242,999   SCHLUMBERGER LIMITED                                                                                     21,140,913
       64,466   TRANSOCEAN INCORPORATED+                                                                                  8,715,855
       68,823   WEATHERFORD INTERNATIONAL LIMITED+                                                                        4,987,603
      103,537   XTO ENERGY INCORPORATED                                                                                   6,404,799

                                                                                                                        107,886,103
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS: 0.19%
       20,212   BEMIS COMPANY INCORPORATED<<                                                                                513,991
       86,786   INTERNATIONAL PAPER COMPANY                                                                               2,360,579
       35,272   MEADWESTVACO CORPORATION                                                                                    960,104
       26,456   PACTIV CORPORATION+                                                                                         693,412

                                                                                                                          4,528,086
                                                                                                                      -------------
PERSONAL SERVICES: 0.09%
       26,502   CINTAS CORPORATION                                                                                          756,367
       66,013   H & R BLOCK INCORPORATED<<                                                                                1,370,430

                                                                                                                          2,126,797
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.45%
       11,358   ASHLAND INCORPORATED                                                                                        537,233
      421,330   CHEVRON CORPORATION                                                                                      35,964,729
      316,808   CONOCOPHILLIPS<<                                                                                         24,143,938
    1,085,447   EXXON MOBIL CORPORATION<<                                                                                91,807,107
       56,589   HESS CORPORATION                                                                                          4,990,018
      143,839   MARATHON OIL CORPORATION                                                                                  6,559,058
       38,493   MURPHY OIL CORPORATION<<                                                                                  3,161,815
       23,861   SUNOCO INCORPORATED<<                                                                                     1,251,987

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Master Portfolio 29


INDEX PORTFOLIO
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
      27,917  TESORO PETROLEUM CORPORATION                                                                        $      837,510
     108,473  VALERO ENERGY CORPORATION                                                                                5,327,109

                                                                                                                     174,580,504
                                                                                                                  --------------
PIPELINES: 0.17%
     118,692  THE WILLIAMS COMPANIES INCORPORATED                                                                      3,914,462
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.75%
     165,224  ALCOA INCORPORATED                                                                                       5,957,977
      20,481  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      1,461,524
      58,440  NUCOR CORPORATION                                                                                        3,958,726
      28,187  PRECISION CASTPARTS CORPORATION                                                                          2,877,329
      20,057  TITANIUM METALS CORPORATION<<                                                                              301,858
      23,899  UNITED STATES STEEL CORPORATION<<                                                                        3,032,066

                                                                                                                      17,589,480
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.67%
     138,108  CBS CORPORATION CLASS B                                                                                  3,049,425
      18,165  E.W. SCRIPPS COMPANY CLASS A                                                                               763,112
      46,623  GANNETT COMPANY INCORPORATED<<                                                                           1,354,398
      65,488  MCGRAW-HILL COMPANIES INCORPORATED                                                                       2,419,782
       7,651  MEREDITH CORPORATION                                                                                       292,651
      29,170  NEW YORK TIMES COMPANY CLASS A<<                                                                           550,730
      43,592  RR DONNELLEY & SONS COMPANY                                                                              1,321,274
     130,026  VIACOM INCORPORATED CLASS B<<+                                                                           5,151,630
       1,177  WASHINGTON POST COMPANY CLASS B                                                                            778,586

                                                                                                                      15,681,588
                                                                                                                  --------------
RAILROAD TRANSPORTATION: 0.89%
      60,048  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 5,537,627
      81,836  CSX CORPORATION                                                                                          4,588,545
      76,352  NORFOLK SOUTHERN CORPORATION                                                                             4,147,441
      52,892  UNION PACIFIC CORPORATION                                                                                6,631,599

                                                                                                                      20,905,212
                                                                                                                  --------------
REAL ESTATE: 0.03%
      35,254  CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                             762,897
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.09%
      32,787  SEALED AIR CORPORATION                                                                                     827,872
      48,729  THE GOODYEAR TIRE & RUBBER COMPANY+                                                                      1,257,208

                                                                                                                       2,085,080
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.58%
      46,046  AMERIPRISE FINANCIAL INCORPORATED                                                                        2,387,485
      23,959  BEAR STEARNS COMPANIES INCORPORATED<<                                                                      251,330
     190,494  CHARLES SCHWAB CORPORATION                                                                               3,587,002
      10,817  CME GROUP INCORPORATED                                                                                   5,074,255
      93,732  E*TRADE FINANCIAL CORPORATION<<+                                                                           361,806
      17,546  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   687,101
      31,906  FRANKLIN RESOURCES INCORPORATED                                                                          3,094,563
      80,162  GOLDMAN SACHS GROUP INCORPORATED                                                                        13,257,993
      14,229  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                  1,856,885
      27,352  LEGG MASON INCORPORATED                                                                                  1,531,165
     107,649  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                  4,051,908
     197,114  MERRILL LYNCH & COMPANY INCORPORATED<<                                                                   8,030,424

30 Wells Fargo Advantage Master Portfolio

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
     224,105  MORGAN STANLEY                                                                                      $   10,241,583
      53,764  NYSE EURONEXT INCORPORATED                                                                               3,317,776
      53,512  T. ROWE PRICE GROUP INCORPORATED                                                                         2,675,600

                                                                                                                      60,406,876
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.33%
     319,425  CORNING INCORPORATED                                                                                     7,678,977
                                                                                                                  --------------
TOBACCO PRODUCTS: 1.49%
     427,745  ALTRIA GROUP INCORPORATED                                                                                9,495,939
     427,745  PHILIP MORRIS INTERNATIONAL+                                                                            21,635,342
      34,714  REYNOLDS AMERICAN INCORPORATED<<                                                                         2,049,167
      30,325  UST INCORPORATED                                                                                         1,653,319

                                                                                                                      34,833,767
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.08%
     149,256  SOUTHWEST AIRLINES COMPANY                                                                               1,850,774
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.18%
     155,174  BOEING COMPANY                                                                                          11,540,290
      17,766  BRUNSWICK CORPORATION<<                                                                                    283,723
     447,770  FORD MOTOR COMPANY<<+                                                                                    2,561,244
      81,605  GENERAL DYNAMICS CORPORATION                                                                             6,803,409
     114,845  GENERAL MOTORS CORPORATION<<                                                                             2,187,797
      33,538  GENUINE PARTS COMPANY                                                                                    1,348,898
      25,376  GOODRICH CORPORATION                                                                                     1,459,374
      48,388  HARLEY-DAVIDSON INCORPORATED<<                                                                           1,814,550
     151,025  HONEYWELL INTERNATIONAL INCORPORATED                                                                     8,520,831
      36,837  ITT CORPORATION                                                                                          1,908,525
     120,467  JOHNSON CONTROLS INCORPORATED                                                                            4,071,785
      69,554  LOCKHEED MARTIN CORPORATION                                                                              6,906,712
      68,559  NORTHROP GRUMMAN CORPORATION                                                                             5,334,576
      74,393  PACCAR INCORPORATED                                                                                      3,347,685
      50,455  TEXTRON INCORPORATED                                                                                     2,796,216
     199,136  UNITED TECHNOLOGIES CORPORATION                                                                         13,704,540

                                                                                                                      74,590,155
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.16%
      34,764  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                     1,891,162
      43,244  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      1,953,764

                                                                                                                       3,844,926
                                                                                                                  --------------
TRAVEL & RECREATION: 0.19%
      88,566  CARNIVAL CORPORATION<<                                                                                   3,585,152
      42,299  EXPEDIA INCORPORATED<<+                                                                                    925,925

                                                                                                                       4,511,077
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.70%
      32,990  AMERISOURCEBERGEN CORPORATION                                                                            1,351,930
      17,112  BROWN-FORMAN CORPORATION CLASS B                                                                         1,133,157
      30,707  DEAN FOODS COMPANY<<+                                                                                      616,904
      58,712  MCKESSON CORPORATION                                                                                     3,074,747
      77,682  NIKE INCORPORATED CLASS B                                                                                5,282,376
      42,914  SUPERVALU INCORPORATED                                                                                   1,286,562
     122,458  SYSCO CORPORATION                                                                                        3,553,731

                                                                                                                      16,299,407
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Master Portfolio 31


INDEX PORTFOLIO
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS: 0.32%
      85,264  KIMBERLY-CLARK CORPORATION                                                                          $    5,503,791
      26,242  PATTERSON COMPANIES INCORPORATED<<+                                                                        952,585
      13,617  W.W. GRAINGER INCORPORATED                                                                               1,040,203

                                                                                                                       7,496,579
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,991,400,583)                                                                          2,335,398,333
                                                                                                                  --------------

RIGHTS: 0.00%
      32,300  SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                                                                 0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 18.17%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.73%
   1,236,281  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              1,236,281
   5,250,183  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 5,250,183
   4,725,165  DREYFUS CASH MANAGEMENT FUND                                                                             4,725,165
   5,775,202  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   5,775,202

                                                                                                                      16,986,831
                                                                                                                  --------------
   PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.44%
$ 11,025,385  AMSTEL FUNDING CORPORATION                                               2.85%        04/16/2008        11,012,292
   1,942,568  APRECO LLC                                                               2.70         04/17/2008         1,940,237
   2,100,073  APRECO LLC                                                               3.10         04/07/2008         2,098,988
  12,705,444  ATLANTIC ASSET SECURITIZATION CORPORATION                                2.80         04/21/2008        12,685,680
     819,029  ATLANTIC ASSET SECURITIZATION CORPORATION                                3.00         04/18/2008           817,868
   2,625,092  BANCO SANTANDER TOTTA LOAN+/-++                                          2.83         10/15/2008         2,622,469
  17,168,100  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $17,169,578)                                             3.10         04/01/2008        17,168,100
   2,625,092  BANK OF IRELAND+/-++                                                     3.06         10/14/2008         2,624,291
     525,018  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $525,054)                                                          2.50         04/01/2008           525,018
   2,100,073  BNP PARIBAS+/-                                                           3.13         08/07/2008         2,098,364
  11,602,905  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $11,603,898)                                                       3.08         04/01/2008        11,602,905
   6,615,231  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $6,615,790)                                                        3.04         04/01/2008         6,615,231
   5,565,194  BRYANT BANK FUNDING                                                      2.98         04/09/2008         5,561,509
   1,575,055  CAFCO LLC                                                                2.70         04/18/2008         1,573,047
   4,326,151  CAFCO LLC                                                                3.08         04/07/2008         4,323,930
  10,762,876  CHARIOT FUNDING LLC                                                      2.97         04/14/2008        10,751,333
   7,875,275  CHARTA LLC                                                               3.08         04/09/2008         7,869,885
   6,825,238  CHEYNE FINANCE LLC+/-++(a)(i)^^                                          5.12         02/25/2008         6,142,715
   5,250,183  CHEYNE FINANCE LLC+/-++(a)(i)^^                                          5.18         05/19/2008         4,725,165
  10,500,367  CIESCO LLC                                                               3.08         04/08/2008        10,494,078
  10,605,370  CLIPPER RECEIVABLES CORPORATION                                          3.32         04/01/2008        10,605,370
  16,853,089  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $16,854,540)                              3.10         04/01/2008        16,853,089
   7,875,275  CULLINAN FINANCE CORPORATION+/-++                                        3.08         08/04/2008         7,851,657
   3,097,608  EBBETS FUNDING LLC                                                       3.65         04/01/2008         3,097,608
   5,355,187  ERASMUS CAPITAL CORPORATION                                              3.00         04/17/2008         5,348,047
   4,200,147  ERASMUS CAPITAL CORPORATION                                              3.09         04/10/2008         4,196,902
   5,250,183  EUREKA SECURITIZATION INCORPORATED                                       2.90         04/15/2008         5,244,262
   2,047,572  FAIRWAY FINANCE CORPORATION                                              2.80         04/15/2008         2,045,342
   2,625,092  FAIRWAY FINANCE CORPORATION                                              2.90         04/07/2008         2,623,823
  10,500,367  FIVE FINANCE INCORPORATED+/-++                                           4.50         07/09/2008        10,453,367
   8,494,797  GALLEON CAPITAL LLC                                                      2.88         04/16/2008         8,484,603

32 Wells Fargo Advantage Master Portfolio

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 17.44%
$  4,200,147  GALLEON CAPITAL LLC                                                      3.10%        04/18/2008    $    4,193,998
   5,460,191  GEMINI SECURITIZATION INCORPORATED                                       2.85         04/23/2008         5,450,681
   7,350,257  GEMINI SECURITIZATION INCORPORATED                                       3.32         04/02/2008         7,349,579
   7,717,770  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $7,718,413)                               3.00         04/01/2008         7,717,770
  21,578,254  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $21,580,142)                         3.15         04/01/2008        21,578,254
   1,050,037  HARRIER FINANCE FUNDING LLC+/-                                           2.62         04/25/2008         1,050,037
   6,825,238  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            2.90         10/16/2008         6,825,238
   2,625,092  INTESA BANK (IRELAND) PLC+/-++                                           2.61         10/24/2008         2,622,671
   6,352,722  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,353,269)                                              3.10         04/01/2008         6,352,722
   4,515,158  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $4,515,539)                               3.04         04/01/2008         4,515,158
   1,050,037  KESTREL FUNDING US LLC+/-                                                2.62         04/25/2008         1,050,037
   3,675,128  LIBERTY STREET FUNDING CORPORATION                                       3.00         04/07/2008         3,673,291
   5,250,183  LINKS FINANCE LLC+/-++                                                   3.09         08/15/2008         5,214,892
   7,875,275  MONT BLANC CAPITAL CORPORATION                                           2.86         04/24/2008         7,860,935
      84,003  MONT BLANC CAPITAL CORPORATION                                           3.20         04/09/2008            83,943
   5,040,176  MONT BLANC CAPITAL CORPORATION                                           3.25         04/04/2008         5,038,811
     485,642  MORGAN STANLEY+/-                                                        2.94         10/15/2008           485,396
   4,496,691  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,497,003)                                              2.50         04/01/2008         4,496,691
   7,927,777  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $7,928,455)                                              3.08         04/01/2008         7,927,777
   5,250,183  NORTHERN ROCK PLC+/-++                                                   3.14         10/03/2008         5,216,803
   7,350,257  OLD LINE FUNDING CORPORATION                                             2.79         04/22/2008         7,338,294
   4,766,746  OLD LINE FUNDING CORPORATION                                             3.04         04/04/2008         4,765,539
   1,522,553  PICAROS FUNDING LLC                                                      2.60         04/11/2008         1,521,454
   5,250,183  RANGER FUNDING CORPORATION                                               2.71         04/18/2008         5,243,465
   3,150,110  SCALDIS CAPITAL LIMITED                                                  2.82         04/17/2008         3,146,162
   3,780,132  SEDNA FINANCE INCORPORATED+/-++                                          3.03         04/10/2008         3,778,947
   3,150,110  SHEFFIELD RECEIVABLES CORPORATION                                        3.25         04/02/2008         3,149,826
   2,100,073  SLM CORPORATION+/-++                                                     2.94         05/12/2008         2,096,286
   3,255,114  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                              5.27         04/03/2008         2,902,259
   5,250,183  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                              5.47         02/15/2008         4,681,063
     630,022  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       2.85         04/03/2008           629,922
   5,250,183  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       2.85         04/15/2008         5,244,364
   6,615,231  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       3.10         04/15/2008         6,607,256
   3,150,110  THUNDER BAY FUNDING INCORPORATED                                         2.75         04/15/2008         3,146,741
   1,759,441  THUNDER BAY FUNDING INCORPORATED                                         2.80         04/04/2008         1,759,031
   5,250,183  TULIP FUNDING CORPORATION                                                2.88         04/21/2008         5,241,783
   2,625,092  UNICREDITO ITALIANO BANK (IRELAND)+/-                                    2.84         10/14/2008         2,623,346
   2,625,092  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       3.09         10/08/2008         2,623,601
   1,575,055  VARIABLE FUNDING CAPITAL CORPORATION                                     3.02         04/04/2008         1,574,659
   5,250,183  VERSAILLES CDS LLC                                                       3.00         04/11/2008         5,245,808
   2,625,092  VERSAILLES CDS LLC                                                       3.45         04/08/2008         2,623,331
   4,515,158  VICTORIA FINANCE LLC+/-++(a)(i)^^                                        3.44         07/28/2008         4,025,715
   2,625,092  VICTORIA FINANCE LLC+/-++(a)(i)^^                                        3.47         08/07/2008         2,340,532
   5,250,183  WHITE PINE FINANCE LLC+/-++(a)(i)^^                                      5.41         02/22/2008         4,987,674
  12,600,440  YORKTOWN CAPITAL LLC                                                     2.72         04/03/2008        12,598,534

                                                                                                                     408,657,451
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $428,961,515)                                                          425,644,282
                                                                                                                  --------------

SHORT-TERM INVESTMENTS: 0.32%

MUTUAL FUNDS: 0.27%
   6,320,407  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             6,320,407
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Master Portfolio 33


INDEX PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
US TREASURY BILLS: 0.05%
$  1,135,000  US TREASURY BILL^#                                                       2.04%        08/07/2008    $    1,129,532
      40,000  US TREASURY BILL^#                                                       3.12         05/08/2008            39,940

                                                                                                                       1,169,472
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,487,046)                                                                         7,489,879
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,427,849,144)*                                           118.18%                                          $2,768,532,494

OTHER ASSETS AND LIABILITIES, NET                                (18.18)                                            (425,945,973)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $2,342,586,521
                                                                 ------                                           --------------

--------------------------------------------------------------------------------

<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

(l)   Long-term security of an affiliate of the fund with a cost of $15,742,049.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $6,320,407.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

34 Wells Fargo Advantage Master Portfolio

                 Statement of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                                                          Index
                                                                                                                        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ..............................................   $ 2,317,103,484
      Collateral received for securities loaned (Note 2) .........................................................       425,644,282
      Investments in affiliates ..................................................................................        25,784,728
                                                                                                                     ---------------
   Total investments at market value (see cost below) ............................................................     2,768,532,494
                                                                                                                     ---------------
   Variation margin receivable on futures contracts ..............................................................            21,675
   Receivable for investments sold ...............................................................................         1,518,079
   Receivables for dividends and interest ........................................................................         3,269,341
                                                                                                                     ---------------
Total assets .....................................................................................................     2,773,341,589
                                                                                                                     ---------------
LIABILITIES
   Payable for investments purchased .............................................................................         1,567,798
   Payable to investment advisor and affiliates (Note 3) .........................................................           172,679
   Payable upon receipt of securities loaned (Note 2) ............................................................       428,961,515
   Accrued expenses and other liabilities ........................................................................            53,076
                                                                                                                     ---------------
Total liabilities ................................................................................................       430,755,068
                                                                                                                     ---------------
TOTAL NET ASSETS .................................................................................................   $ 2,342,586,521
                                                                                                                     ===============

Investments at cost ..............................................................................................   $ 2,427,849,144
                                                                                                                     ---------------
Securities on loan, at market value (Note 2) .....................................................................   $   415,970,290
                                                                                                                     ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                       Wells Fargo Advantage Master Portfolio 35


                                                                                                                         Index
                                                                                                                       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..................................................................................................   $    26,465,069
   Dividends from affiliated securities .........................................................................           426,537
   Interest .....................................................................................................            24,979
   Interest from affiliated securities ..........................................................................           397,017
   Securities lending income, net ...............................................................................           476,667
                                                                                                                    ---------------
Total investment income .........................................................................................        27,790,269
                                                                                                                    ---------------
EXPENSES
   Advisory fees ................................................................................................         1,097,284
   Custody fees .................................................................................................           259,276
   Professional fees ............................................................................................            11,559
   Shareholder reports ..........................................................................................            16,985
   Trustees' fees ...............................................................................................             4,323
   Other fees and expenses ......................................................................................            26,577
                                                                                                                    ---------------
Total expenses ..................................................................................................         1,416,004
                                                                                                                    ---------------
LESS
   Waived fees and reimbursed expenses (Note 3) .................................................................            (9,780)
   Net expenses .................................................................................................         1,406,224
                                                                                                                    ---------------
Net investment income (loss) ....................................................................................        26,384,045
                                                                                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..............................................        56,158,240
   Futures transactions .........................................................................................        (2,802,268)
   Affiliated securities ........................................................................................           689,547
                                                                                                                    ---------------
Net realized gain and loss from investments .....................................................................        54,045,519
                                                                                                                    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..............................................      (428,773,027)
   Futures transactions .........................................................................................          (538,092)
                                                                                                                    ---------------
Net change in unrealized appreciation (depreciation) of investments .............................................      (429,311,119)
                                                                                                                    ---------------
Net realized and unrealized gain (loss) on investments ..........................................................      (375,265,600)
                                                                                                                    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................................   $  (348,881,555)
                                                                                                                    ===============

1 Net of foreign withholding taxes of ...........................................................................   $             0

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

36 Wells Fargo Advantage Master Portfolio

                                             Statements of Changes in Net Assets


                                                                                                   INDEX PORTFOLIO
                                                                                        -------------------------------------
                                                                                             For the
                                                                                        Six Months Ended        For the
                                                                                         March 31, 2008        Year Ended
                                                                                           (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .............................................................   $  2,814,355,166   $    2,548,093,616

OPERATIONS
   Net investment income (loss) .....................................................         26,384,045           51,519,728
   Net realized gain (loss) on investments ..........................................         54,045,519          117,184,727
   Net change in unrealized appreciation (depreciation) of investments ..............       (429,311,119)         245,109,179
                                                                                        -------------------------------------
Net increase (decrease) in net assets resulting from operations .....................       (348,881,555)         413,813,634
                                                                                        -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ....................................................................         68,765,604          226,915,817
   Withdrawals ......................................................................       (191,652,694)        (374,467,901)
                                                                                        -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ........       (122,887,090)        (147,552,084)
                                                                                        -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................       (471,768,645)         266,261,550
                                                                                        =====================================
ENDING NET ASSETS ...................................................................   $  2,342,586,521   $    2,814,355,166
                                                                                        =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                   Wells Fargo Advantage Master Portfolio 37


                                                        Ratio to Average Net Assets (Annualized) 1
                                                    --------------------------------------------------                Portfolio
                                                    Net Investment     Gross    Expenses         Net      Total       Turnover
                                                     Income (Loss)   Expenses    Waived       Expenses   Return 2       Rate
-------------------------------------------------------------------------------------------------------------------------------

INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ...        2.04%         0.11%      0.00% 3       0.11%     (12.60)%       2%
October 1, 2006 to September 30, 2007 ...........        1.86%         0.11%     (0.01)%        0.10%      16.35%        8%
October 1, 2005 to September 30, 2006 ...........        1.86%         0.11%      0.00%         0.11%      10.70%        9%
October 1, 2004 to September 30, 2005 ...........        2.08%         0.12%     (0.08)%        0.04%      12.23%        8%
October 1, 2003 to September 30, 2004 ...........        1.71%         0.17%     (0.14)%        0.03%      13.87%        2%
October 1, 2002 to September 30, 2003 ...........        1.70%         0.18%     (0.05)%        0.13%      24.42%        3%

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Amount calculated is less than .005%.

      The accompanying notes are an integral part of these financial statements.

38 Wells Fargo Advantage Master Portfolio          Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios (each, a "Fund" and collectively, the "Funds"). These financial statements are for the Index Portfolio.

Interests in the Fund are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such

Notes to Financial Statements          Wells Fargo Advantage Master Portfolio 39


interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2005; May 31, 2006; May 31, 2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

FUTURES CONTRACTS

The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2008, the Fund held the following open futures contract:

--------------------------------------------------------------------------------------
                                                           Notional    Net Unrealized
                                                           Contract     Appreciation/
PORTFOLIO         Contracts     Type    Expiration Date     Amount     (Depreciation)
--------------------------------------------------------------------------------------
INDEX PORTFOLIO     17 Long   S&P 500      June 2008      $5,609,164      $17,836
--------------------------------------------------------------------------------------

SECURITY LOANS

The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Fund. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Fund and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statement of Operations. The value of the securities on loan and the value of the related collateral at March 31, 2008, are shown on the Statement of Assets and Liabilities.

40 Wells Fargo Advantage Master Portfolio          Notes to Financial Statements


STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2008, the Fund owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of the Fund's net assets invested in these securities:

--------------------------------------------------------------------------------
PORTFOLIO                Defaulted SIVs ($Market Value)         % of Net Assets
--------------------------------------------------------------------------------
INDEX PORTFOLIO                    29,805,123                        1.27%
--------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser are entitled to be paid a monthly fee at the following annual rates:

---------------------------------------------------------------------------------------------------------------------
                                                     Advisory                                           Subadvisory
                                                    Fees (% of                                           Fees (% of
                                Average Daily     Average Daily                      Average Daily     Average Daily
PORTFOLIO                        Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
---------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO              First $500 million       0.100       Wells Capital   First $100 million       0.050
                              Next $500 million       0.100          Management    Next $100 million       0.030
                                Next $2 billion       0.075        Incorporated    Over $200 million       0.020
                                Next $2 billion       0.075
                                Over $5 billion       0.050
---------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:

--------------------------------------------------------------------------------
                                                                   % of Average
PORTFOLIO                                                      Daily Net Assets
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                                      0.02
--------------------------------------------------------------------------------

Notes to Financial Statements          Wells Fargo Advantage Master Portfolio 41


OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratio for the Fund.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                    Purchases at Cost            Sales Proceeds
--------------------------------------------------------------------------------
INDEX PORTFOLIO                 62,778,603                 157,349,827
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

42 Wells Fargo Advantage Index Fund                            Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2        Principal Occupations During Past Five Years                 Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Co-Director for the Calloway School of Stephens              None
65                                                  University of Wake Forest University. Prior thereto, the
                                                    Thomas Goho Chair of Finance of Wake Forest University,
                                                    Calloway School of Business and Accountancy, from
                                                    2006-2007 and Associate Professor of Finance from
                                                    1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998;       Chairman, CEO and Co-Founder of Crystal Geyser Water         None
65                       Chairman, since 2005       Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since        Company.
                         2001)
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk Management, Wharton          None
55                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research associate and board member, Penn Aging Research
                                                    Center. Research associate, National Bureau of Economic
                                                    Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        President and CEO of Southern Minnesota Initiative           None
56                                                  Foundation, a non-profit organization since 2007 and
                                                    Senior Fellow at the Humphrey Institute Policy Forum at
                                                    the University of Minnesota since 1995
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of Willeke & Daniels.              None
67
------------------------------------------------------------------------------------------------------------------------------------

Other Information                            Wells Fargo Advantage Index Fund 43


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2        Principal Occupations During Past Five Years                 Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate Developer. Prior thereto,       None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2        Principal Occupations During Past Five Years                 Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and       None
48                                                  President of Wells Fargo Funds Management, LLC since
                                                    2003. Senior Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management, LLC from 2001
                                                    to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds     None
47                       Chief Legal Counsel,       Management, LLC since 2001. Vice President and Managing
                         since 2003                 Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting     None
48                                                  and Tax for Wells Fargo Funds Management, LLC since
                                                    2007. Director of Fund Administration and SEC Reporting
                                                    for TIAA-CREF from 2005 to 2007. Chief Operating Officer
                                                    for UMB Fund Services, Inc. from 2004 to 2005.
                                                    Controller for Sungard Transaction Networks from 2002 to
                                                    2004.
------------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early          Chief Compliance           Chief Compliance Officer of Wells Fargo Funds                None
43                       Officer, since 2007        Management, LLC since 2007. Chief Compliance Officer of
                                                    Parnassus Investments from 2005 to 2007. Chief Financial
                                                    Officer of Parnassus Investments from 2004 to 2007 and
                                                    Senior Audit Manager of PricewaterhouseCoopers LLP from
                                                    1998 to 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of March 31, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

44 Wells Fargo Advantage Index Fund                            Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

INDEX FUND AND INDEX PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Index Fund and Index Portfolio (the "Funds"); and (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on March 28, 2008, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Index Fund is a gateway feeder fund that invests all of its assets in the Index Portfolio, which has a substantially similar investment objective and substantially similar investment strategies as the Index Fund, information provided to the Boards regarding the Index Fund is also applicable to the Index Portfolio.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Boards evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

Other Information                            Wells Fargo Advantage Index Fund 45


FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for the Funds over various time periods ended December 31, 2007. They also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to the Funds' benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Universe. The Boards noted that the performance of the Funds was better than or not appreciably below the median performance of the Universe for all time periods.

The Boards received and considered information regarding the Funds' contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Boards noted that the net operating expense ratios of the Funds were lower than the Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of the Funds' Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Funds' Peer Group, and reasonable in relation to the services provided. The Board of Funds Trust also considered and approved Funds Management's recommendation to reduce administration fees for a share class of the Index Fund in coming to its conclusion.

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 Board meetings. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Boards did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

46 Wells Fargo Advantage Index Fund                            Other Information


ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by Wells Capital Management to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations                        Wells Fargo Advantage Index Fund 47


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    109403 05-08
                                                            SEGFNLD/SAR112 03-08

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By:  /s/ Karla M. Rabusch


                                                            Karla M. Rabusch
                                                            President

                                                     Date: May 22, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                    By: /s/ Karla M. Rabusch

                                                        Karla M. Rabusch
                                                        President

                                                    Date: May 22, 2008


                                                    By: /s/ Stephen W. Leonhardt

                                                        Stephen W. Leonhardt
                                                        Treasurer

                                                     Date: May 22, 2008

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 22, 2008

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 22, 2008

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 22, 2008
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 22, 2008

                                                     /s/ Stephen W. Leonhardt




                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust